United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Aggressive Allocation Fund

Class A: TAAAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$99	0.92%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Aggressive Allocation Fund (excluding sales charge) earned a return of 15.44%, outperforming the average return of its peer group, the Morningstar Aggressive Allocation category, which returned 12.80%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000
10/16	9,678	10,205	10,451	10,437	10,022
10/17	11,934	12,573	12,921	10,531	12,392
10/18	12,279	12,508	13,870	10,315	11,370
10/19	13,458	14,082	15,857	11,502	12,652
10/20	14,146	14,771	17,397	12,214	12,321
10/21	19,670	20,277	24,862	12,155	15,976
10/22	16,146	16,230	21,230	10,249	12,026
10/23	16,873	17,935	23,383	10,286	13,477
10/24	22,018	23,816	32,272	11,370	16,757
10/25	25,418	29,208	39,196	12,071	20,934

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Health Care

  Materials

  Real Estate

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	15.44%	12.43%	10.28%
Class A (including max sales charge)Footnote Reference1	10.22%	11.40%	9.78%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,199,064,396	1,147	61%	$16,008,669

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.9%
Thrivent International Equity Fund, Class S	6.3%
Thrivent Large Cap Value Fund, Class S	4.6%
Thrivent Core International Equity Fund	3.6%
Thrivent Mid Cap Stock Fund, Class S	2.8%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Emerging Markets Equity Fund	2.1%
NVIDIA Corporation	2.1%
Thrivent Small Cap Stock Fund, Class S	1.9%
Microsoft Corporation	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	45.5%
Registered Investment Companies	33.6%
Short-Term InvestmentsFootnote Reference*	15.7%
Private Equity Funds	2.3%
Mortgage-Backed Securities	2.1%
U.S. Government & Agencies	1.6%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Aggressive Allocation Fund - Class A: TAAAX

Annual Shareholder Report - October 31, 2025

Thrivent Aggressive Allocation Fund

Class S: TAAIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$80	0.75%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Aggressive Allocation Fund earned a return of 15.69%, outperforming the average return of its peer group, the Morningstar Aggressive Allocation category, which returned 12.80%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000
10/16	10,169	10,205	10,451	10,437	10,022
10/17	12,572	12,573	12,921	10,531	12,392
10/18	12,975	12,508	13,870	10,315	11,370
10/19	14,247	14,082	15,857	11,502	12,652
10/20	14,994	14,771	17,397	12,214	12,321
10/21	20,895	20,277	24,862	12,155	15,976
10/22	17,175	16,230	21,230	10,249	12,026
10/23	17,982	17,935	23,383	10,286	13,477
10/24	23,499	23,816	32,272	11,370	16,757
10/25	27,185	29,208	39,196	12,071	20,934

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Health Care

  Materials

  Real Estate

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	15.69%	12.64%	10.52%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,199,064,396	1,147	61%	$16,008,669

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.9%
Thrivent International Equity Fund, Class S	6.3%
Thrivent Large Cap Value Fund, Class S	4.6%
Thrivent Core International Equity Fund	3.6%
Thrivent Mid Cap Stock Fund, Class S	2.8%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Emerging Markets Equity Fund	2.1%
NVIDIA Corporation	2.1%
Thrivent Small Cap Stock Fund, Class S	1.9%
Microsoft Corporation	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	45.5%
Registered Investment Companies	33.6%
Short-Term InvestmentsFootnote Reference*	15.7%
Private Equity Funds	2.3%
Mortgage-Backed Securities	2.1%
U.S. Government & Agencies	1.6%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Aggressive Allocation Fund - Class S: TAAIX

Annual Shareholder Report - October 31, 2025

Thrivent Dynamic Allocation Fund

Class A: AABFX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Dynamic Allocation Fund (excluding sales charge) earned a return of 11.61%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 10.38%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$103	0.97%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000	10,000
10/16	9,821	10,205	10,437	10,863	10,328	10,118
10/17	10,880	12,573	10,531	11,726	10,383	12,423
10/18	10,988	12,508	10,315	11,762	10,225	12,567
10/19	11,823	14,082	11,502	12,966	11,132	14,162
10/20	12,013	14,771	12,214	13,557	11,571	14,780
10/21	14,799	20,277	12,155	14,789	11,505	20,755
10/22	12,616	16,230	10,249	13,115	9,774	16,920
10/23	13,029	17,935	10,286	13,895	9,693	18,693
10/24	15,510	23,816	11,370	15,948	10,802	24,988
10/25	17,310	29,208	12,071	17,224	11,593	30,490

Asset Sector

Top Contributors

Least Contributors

  Technology

  Information Technology

  Financials

  Health Care

  Materials

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Western Digital Corporation 3.000% 11/15/2028

  NVIDIA Corporation

  Alphabet, Inc., Class C

  UnitedHealth Group Incorporated

  Novo Nordisk A/S Class B

  Comcast Corporation Class A

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	11.61%	7.58%	6.13%
Class A (including max sales charge)Footnote Reference1	6.61%	6.59%	5.64%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.00%	4.90%	5.59%
Bloomberg U.S. Mortgage-Backed Securities Index	7.32%	0.04%	1.49%
MSCI World Index - USD Net Returns	22.02%	15.58%	11.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$441,941,688	2,072	78%	$2,311,107

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.4%
Thrivent Core Emerging Markets Debt Fund	5.2%
NVIDIA Corporation	1.8%
Microsoft Corporation	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Apple, Inc.	1.3%
Amazon.com, Inc.	1.0%
U.S. Treasury Bonds	0.9%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	45.4%
Common Stock	29.6%
Registered Investments Companies	12.7%
Short-Term Investments	11.5%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.2%
U.S. Affiliated Registered Investment Companies	12.6%
Information Technology	10.9%
Financials	9.5%
Collateralized Mortgage Obligations	5.5%
U.S. Government & Agencies	5.5%
Consumer Discretionary	5.0%
Asset-Backed Securities	4.4%
Communications Services	4.2%
Health Care	3.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Balanced Income Plus Fund to Thrivent Dynamic Allocation Fund to better reflect its investment strategies.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Fund - Class A: AABFX

Annual Shareholder Report - October 31, 2025

Thrivent Dynamic Allocation Fund

Class S: IBBFX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Dynamic Allocation Fund earned a return of 11.83%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 10.38%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$78	0.74%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000	10,000
10/16	10,330	10,205	10,437	10,863	10,328	10,118
10/17	11,476	12,573	10,531	11,726	10,383	12,423
10/18	11,626	12,508	10,315	11,762	10,225	12,567
10/19	12,547	14,082	11,502	12,966	11,132	14,162
10/20	12,782	14,771	12,214	13,557	11,571	14,780
10/21	15,795	20,277	12,155	14,789	11,505	20,755
10/22	13,496	16,230	10,249	13,115	9,774	16,920
10/23	13,962	17,935	10,286	13,895	9,693	18,693
10/24	16,666	23,816	11,370	15,948	10,802	24,988
10/25	18,638	29,208	12,071	17,224	11,593	30,490

Asset Sector

Top Contributors

Least Contributors

  Technology

  Information Technology

  Financials

  Health Care

  Materials

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Western Digital Corporation 3.000% 11/15/2028

  NVIDIA Corporation

  Alphabet, Inc., Class C

  UnitedHealth Group Incorporated

  Novo Nordisk A/S Class B

  Comcast Corporation Class A

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	11.83%	7.83%	6.42%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.00%	4.90%	5.59%
Bloomberg U.S. Mortgage-Backed Securities Index	7.32%	0.04%	1.49%
MSCI World Index - USD Net Returns	22.02%	15.58%	11.79%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$441,941,688	2,072	78%	$2,311,107

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.4%
Thrivent Core Emerging Markets Debt Fund	5.2%
NVIDIA Corporation	1.8%
Microsoft Corporation	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Apple, Inc.	1.3%
Amazon.com, Inc.	1.0%
U.S. Treasury Bonds	0.9%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	45.4%
Common Stock	29.6%
Registered Investments Companies	12.7%
Short-Term Investments	11.5%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.2%
U.S. Affiliated Registered Investment Companies	12.6%
Information Technology	10.9%
Financials	9.5%
Collateralized Mortgage Obligations	5.5%
U.S. Government & Agencies	5.5%
Consumer Discretionary	5.0%
Asset-Backed Securities	4.4%
Communications Services	4.2%
Health Care	3.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Balanced Income Plus Fund to Thrivent Dynamic Allocation Fund to better reflect its investment strategies.

  Effective February 28, 2025, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.73%.  As of the prior fiscal year end the Fund did not have an operating expense cap for Class S shares.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Fund - Class S: IBBFX

Annual Shareholder Report - October 31, 2025

Thrivent Global Stock Fund

Class A: AALGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Global Stock Fund (excluding sales charge) earned a return of 19.47%, outperforming the average return of its peer group, the Morningstar Global Large-Stock Blend category, which returned 17.95%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$103	0.94%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns
10/15	9,550	10,000
10/16	9,409	10,205
10/17	11,537	12,573
10/18	11,562	12,508
10/19	12,456	14,082
10/20	12,802	14,771
10/21	18,086	20,277
10/22	14,376	16,230
10/23	15,575	17,935
10/24	20,390	23,816
10/25	24,360	29,208

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Real Estate

  Health Care

  Energy

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Alphabet Inc. Class C

  Microsoft Corporation

  Novo Nordisk A/S Class B

  UnitedHealth Group, Inc.

  Comcast Corporation Class A

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	19.47%	13.72%	9.82%
Class A (including max sales charge)Footnote Reference1	14.09%	12.68%	9.31%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,336,716,568	1,233	62%	$11,846,157

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	3.1%
NVIDIA Corporation	3.1%
Microsoft Corporation	2.9%
Amazon.com, Inc.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc., Class C	1.4%
Meta Platforms, Inc.	1.4%
Broadcom, Inc.	1.1%
Visa, Inc.	0.9%
JPMorgan Chase & Company	0.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	78.2%
Short-Term Investments	17.4%
Registered Investments Companies	4.4%
Preferred Stock&lt;	0.1%

Major Market Sectors (% of Net Assets)

Information Technology	17.2%
Financials	14.8%
Industrials	11.1%
Consumer Discretionary	8.0%
Health Care	7.2%
Communications Services	7.1%
U.S. Affiliated Registered Investment Companies	3.6%
Consumer Staples	2.9%
Materials	2.7%
Utilities	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Fund - Class A: AALGX

Annual Shareholder Report - October 31, 2025

Thrivent Global Stock Fund

Class S: IILGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Global Stock Fund earned a return of 19.81%, outperforming the average return of its peer group, the Morningstar Global Large-Stock Blend category, which returned 17.95%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$70	0.63%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns
10/15	10,000	10,000
10/16	9,892	10,205
10/17	12,173	12,573
10/18	12,241	12,508
10/19	13,235	14,082
10/20	13,656	14,771
10/21	19,346	20,277
10/22	15,431	16,230
10/23	16,777	17,935
10/24	22,030	23,816
10/25	26,393	29,208

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Industrials

  Real Estate

  Health Care

  Energy

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Alphabet Inc. Class C

  Microsoft Corporation

  Novo Nordisk A/S Class B

  UnitedHealth Group, Inc.

  Comcast Corporation Class A

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	19.81%	14.09%	10.19%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,336,716,568	1,233	62%	$11,846,157

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	3.1%
NVIDIA Corporation	3.1%
Microsoft Corporation	2.9%
Amazon.com, Inc.	1.9%
Apple, Inc.	1.8%
Alphabet, Inc., Class C	1.4%
Meta Platforms, Inc.	1.4%
Broadcom, Inc.	1.1%
Visa, Inc.	0.9%
JPMorgan Chase & Company	0.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	78.2%
Short-Term Investments	17.4%
Registered Investments Companies	4.4%
Preferred Stock&lt;	0.1%

Major Market Sectors (% of Net Assets)

Information Technology	17.2%
Financials	14.8%
Industrials	11.1%
Consumer Discretionary	8.0%
Health Care	7.2%
Communications Services	7.1%
U.S. Affiliated Registered Investment Companies	3.6%
Consumer Staples	2.9%
Materials	2.7%
Utilities	2.7%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 25, 2025, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.66%.  As of the prior fiscal year end the Fund did not have an operating expense cap for Class S shares.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Fund - Class S: IILGX

Annual Shareholder Report - October 31, 2025

Thrivent Government Bond Fund

Class A: TBFAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Government Bond Fund (excluding sales charge) earned a return of 5.82%, outperforming the average return of its peer group, the Morningstar Intermediate Government category, which returned 5.71%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$82	0.80%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
10/15	9,810	10,000	10,000	10,000
10/16	10,139	10,437	10,332	10,242
10/17	10,083	10,531	10,261	10,296
10/18	9,883	10,315	10,059	10,222
10/19	10,756	11,502	11,173	11,077
10/20	11,375	12,214	11,950	11,611
10/21	11,205	12,155	11,657	11,517
10/22	9,784	10,249	10,014	10,440
10/23	9,645	10,286	9,952	10,723
10/24	10,605	11,370	10,789	11,476
10/25	11,222	12,071	11,349	12,110

Asset Sector

Top Contributors

Least Contributors

  Mortgage-Backed Securities

  U.S. Government & Agencies

  Collateralized Mortgage Obligations

  Cash

  Asset-Backed Securities

  Commercial Mortgage-Backed Securities

Individual Holdings

Top Contributors

Least Contributors

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 4.500% 12/1/2052

  U.S. Treasury Notes 4.125% 11/30/2029

  U.S. Treasury Notes 4.125% 3/31/2032

  U.S. Treasury Bonds 1.375% 8/15/2050

  U.S. Treasury Bonds 4.625% 2/15/2035

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 5.000% 1/1/2041

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	5.82%	-0.27%	1.36%
Class A (including max sales charge)Footnote Reference1	3.69%	-0.66%	1.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Treasury Index	5.19%	-1.03%	1.27%
Bloomberg U.S. Agency Index	5.52%	0.84%	1.93%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$43,375,265	93	352%	$160,348

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

U.S. Government & Agencies	33.7%
Mortgage-Backed Securities	30.8%
Collateralized Mortgage Obligations	19.5%
Commercial Mortgage-Backed Securities	8.6%
Asset-Backed Securities	6.8%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	12.3%
U.S. Treasury Notes	7.4%
U.S. Treasury Notes	4.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.1%
U.S. Treasury Bonds	3.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.7%
Federal Home Loan Bank	2.2%
U.S. Treasury Notes	2.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.8%
Federal Home Loan Mortgage Corporation - REMIC	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.6%
Short-Term Investments	6.4%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.7
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	63.4
AAA	0.9
U.S. Gov't Guaranteed	33.0

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Fund - Class A: TBFAX

Annual Shareholder Report - October 31, 2025

Thrivent Government Bond Fund

Class S: TBFIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Government Bond Fund earned a return of 6.24%, outperforming the average return of its peer group, the Morningstar Intermediate Government category, which returned 5.71%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$52	0.51%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
10/15	10,000	10,000	10,000	10,000
10/16	10,341	10,437	10,332	10,242
10/17	10,293	10,531	10,261	10,296
10/18	10,098	10,315	10,059	10,222
10/19	11,002	11,502	11,173	11,077
10/20	11,649	12,214	11,950	11,611
10/21	11,509	12,155	11,657	11,517
10/22	10,058	10,249	10,014	10,440
10/23	9,936	10,286	9,952	10,723
10/24	10,954	11,370	10,789	11,476
10/25	11,639	12,071	11,349	12,110

Asset Sector

Top Contributors

Least Contributors

  Mortgage-Backed Securities

  U.S. Government & Agencies

  Collateralized Mortgage Obligations

  Cash

  Asset-Backed Securities

  Commercial Mortgage-Backed Securities

Individual Holdings

Top Contributors

Least Contributors

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 4.500% 12/1/2052

  U.S. Treasury Notes 4.125% 11/30/2029

  U.S. Treasury Notes 4.125% 3/31/2032

  U.S. Treasury Bonds 1.375% 8/15/2050

  U.S. Treasury Bonds 4.625% 2/15/2035

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 5.000% 1/1/2041

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	6.24%	-0.02%	1.53%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Treasury Index	5.19%	-1.03%	1.27%
Bloomberg U.S. Agency Index	5.52%	0.84%	1.93%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$43,375,265	93	352%	$160,348

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

U.S. Government & Agencies	33.7%
Mortgage-Backed Securities	30.8%
Collateralized Mortgage Obligations	19.5%
Commercial Mortgage-Backed Securities	8.6%
Asset-Backed Securities	6.8%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	12.3%
U.S. Treasury Notes	7.4%
U.S. Treasury Notes	4.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.1%
U.S. Treasury Bonds	3.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.7%
Federal Home Loan Bank	2.2%
U.S. Treasury Notes	2.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.8%
Federal Home Loan Mortgage Corporation - REMIC	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.6%
Short-Term Investments	6.4%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  Effective February 28, 2025, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.50% from the previous annual rate of 0.52% of the average daily net assets of the Class S shares.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.8
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	4.9
AA	37.1
AAA	0.8
U.S. Gov't Guaranteed	54.3

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Fund - Class S: TBFIX

Annual Shareholder Report - October 31, 2025

Thrivent High Income Municipal Bond Fund

Class S: THMBX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent High Income Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$61	0.60%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, High Income Municipal Bond Fund earned a return of 2.77%, outperforming the average return of its peer group, the Morningstar High Yield Muni category, which returned 1.73%. The Fund’s broad-based benchmark, Bloomberg Municipal Bond Index, earned a return of 4.17% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform since inception?

	Class SFootnote Reference1	Bloomberg Municipal Bond Index	Bloomberg 65% High Grade/35% High Yield Bond Index
02/18	10,000	10,000	10,000
10/18	10,079	10,047	10,171
10/19	11,239	10,993	11,208
10/20	11,176	11,388	11,528
10/21	12,239	11,688	12,150
10/22	9,925	10,288	10,502
10/23	10,258	10,560	10,829
10/24	12,029	11,584	12,168
10/25	12,362	12,067	12,616

Asset Sector

Top Contributors

Least Contributors

  Tax Revenue

  Transportation

  Education

  Electric Revenue

  Financials

  Escrowed/Pre-refunded

Individual Holdings

Top Contributors

Least Contributors

  Woodbury, MN Charter School Lease Rev. Refg. (MSA Building Company)

  Mida Mountain Village Public Infrastructure District, UT TIF Rev.

  Aerotropolis, CO Regional Transportation Auth. Special Rev.

  Build NYC Resource Corporation, NY Rev. (Global Community Charter School)

  Arizona Industrial Development Auth. Education Rev. Refg. (Doral Academy of Northern Nevada)

  Colorado Educational and Cultural Fac. Auth. Rev. (Mountain Phoenix Community School)

Average Annual Total Returns *	1 year	5 year	Since Inception 2/28/2018
Class SFootnote Reference1	2.77%	2.04%	2.80%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.48%
Bloomberg 65% High Grade/35% High Yield Bond Index	3.68%	1.82%	3.07%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$51,578,806	225	43%	$240,804

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Education	25.6%
Health Care	19.3%
Tax Revenue	17.1%
Transportation	14.8%
Industrial Development Revenue	6.9%
Water & Sewer	5.6%
Other Revenue	3.9%
General Obligation	3.3%
Housing Finance	1.7%
Electric Revenue	1.2%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	33.9
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.0
BA	12.8
BAA	27.7
A	7.5
AA	14.3
AAA	2.7
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Florida	10.2%
Wisconsin	9.6%
Texas	7.9%
New York	7.7%
California	5.8%
Colorado	5.0%
Minnesota	4.1%
Utah	3.8%
Arizona	3.5%
Ohio	3.3%
Other States	38.4%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Income Municipal Bond Fund - Class S: THMBX

Annual Shareholder Report - October 31, 2025

Thrivent High Yield Fund

Class A: LBHYX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, High Yield Fund (excluding sales charge) earned a return of 7.70%, outperforming the average return of its peer group, the Morningstar High Yield Bond category, which returned 7.61%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$84	0.81%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
10/15	9,550	10,000	10,000
10/16	10,128	10,437	11,014
10/17	10,981	10,531	11,996
10/18	10,949	10,315	12,113
10/19	11,797	11,502	13,129
10/20	11,778	12,214	13,587
10/21	12,795	12,155	15,017
10/22	11,422	10,249	13,252
10/23	11,990	10,286	14,078
10/24	13,662	11,370	16,397
10/25	14,714	12,071	17,735

Asset Sector

Top Contributors

Least Contributors

  Consumer Cyclical

  Communications Services

  Financials

  Health Care

  U.S. Government & Agencies

  Transportation

Individual Holdings

Top Contributors

Least Contributors

  Altice France SA

  DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.

  Altice Luxco 3

  Saks Global Enterprises, LLC

  LCPR Senior Secured Financing DAC

  Xerox Holdings Corporation

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	7.70%	4.55%	4.42%
Class A (including max sales charge)Footnote Reference1	2.84%	3.60%	3.94%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate High Yield Bond Index	8.16%	5.47%	5.90%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$658,548,733	636	41%	$2,468,904

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Consumer Cyclical	17.2%
Financials	12.8%
Communications Services	12.8%
Consumer Non-Cyclical	11.8%
Energy	10.8%
Capital Goods	10.3%
Technology	7.2%
Basic Materials	6.2%
Utilities	3.7%
Transportation	1.8%

Top Ten Holdings (% of Net Assets)

Caesars Entertainment, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Tenet Healthcare Corporation	0.5%
TerraForm Power Operating, LLC	0.4%
Vistra Corporation	0.4%
Venture Global LNG, Inc.	0.4%
Albertsons Companies, Inc.	0.4%
AdaptHealth, LLC	0.4%
Cloud Software Group, Inc.	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.5%
Short-Term Investments	4.2%
Bank Loans	2.1%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  The Fund’s Board of Trustees has approved a 1-for-4 reverse share split of the Fund’s issued and outstanding shares. The reverse share split was completed on December 5, 2025.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.7
D	0.0
C	0.0
CA	0.0
CAA	10.9
B	47.6
BA	38.5
BAA	2.2
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Fund - Class A: LBHYX

Annual Shareholder Report - October 31, 2025

Thrivent High Yield Fund

Class S: LBHIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, High Yield Fund earned a return of 7.99%, outperforming the average return of its peer group, the Morningstar High Yield Bond category, which returned 7.61%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$56	0.54%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
10/15	10,000	10,000	10,000
10/16	10,634	10,437	11,014
10/17	11,557	10,531	11,996
10/18	11,573	10,315	12,113
10/19	12,474	11,502	13,129
10/20	12,488	12,214	13,587
10/21	13,630	12,155	15,017
10/22	12,205	10,249	13,252
10/23	12,814	10,286	14,078
10/24	14,640	11,370	16,397
10/25	15,811	12,071	17,735

Asset Sector

Top Contributors

Least Contributors

  Consumer Cyclical

  Communications Services

  Financials

  Health Care

  U.S. Government & Agencies

  Transportation

Individual Holdings

Top Contributors

Least Contributors

  Altice France SA

  DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.

  Altice Luxco 3

  Saks Global Enterprises, LLC

  LCPR Senior Secured Financing DAC

  Xerox Holdings Corporation

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	7.99%	4.83%	4.69%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate High Yield Bond Index	8.16%	5.47%	5.90%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$658,548,733	636	41%	$2,468,904

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Consumer Cyclical	17.2%
Financials	12.8%
Communications Services	12.8%
Consumer Non-Cyclical	11.8%
Energy	10.8%
Capital Goods	10.3%
Technology	7.2%
Basic Materials	6.2%
Utilities	3.7%
Transportation	1.8%

Top Ten Holdings (% of Net Assets)

Caesars Entertainment, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Tenet Healthcare Corporation	0.5%
TerraForm Power Operating, LLC	0.4%
Vistra Corporation	0.4%
Venture Global LNG, Inc.	0.4%
Albertsons Companies, Inc.	0.4%
AdaptHealth, LLC	0.4%
Cloud Software Group, Inc.	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.5%
Short-Term Investments	4.2%
Bank Loans	2.1%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  The Fund’s Board of Trustees has approved a 1-for-4 reverse share split of the Fund’s issued and outstanding shares. The reverse share split was completed on December 5, 2025.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.7
D	0.0
C	0.0
CA	0.0
CAA	10.9
B	47.6
BA	38.5
BAA	2.2
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Fund - Class S: LBHIX

Annual Shareholder Report - October 31, 2025

Thrivent Income Fund

Class A: LUBIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Income Fund (excluding sales charge) earned a return of 6.77%, outperforming the average return of its peer group, the Morningstar Corporate Bond category, which returned 6.76%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$77	0.75%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
10/15	9,550	10,000	10,000
10/16	10,182	10,437	10,723
10/17	10,522	10,531	11,095
10/18	10,237	10,315	10,759
10/19	11,612	11,502	12,413
10/20	12,516	12,214	13,288
10/21	12,921	12,155	13,578
10/22	10,399	10,249	10,920
10/23	10,692	10,286	11,223
10/24	12,179	11,370	12,753
10/25	13,004	12,071	13,597

Asset Sector

Top Contributors

Least Contributors

  Financials

  Consumer Non-Cyclical

  Utilities

  Commercial Mortgage-Backed Securities

  Foreign Government

  Collateralized Mortgage Obligations

Individual Holdings

Top Contributors

Least Contributors

  Boeing Company, Convertible, 6.000%

  U.S. Treasury Bonds 4.750% 5/15/2055

  Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through 5.500% 5/1/2055

  U.S. Treasury Bonds 4.625% 5/15/2054

  U.S. Treasury Bonds 4.250% 8/15/2054

  Venture Global LNG, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	6.77%	0.77%	3.14%
Class A (including max sales charge)Footnote Reference1	2.02%	-0.16%	2.67%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate Bond Index	6.62%	0.46%	3.12%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,283,587,856	599	69%	$3,964,079

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	36.6%
Consumer Non-Cyclical	9.2%
Utilities	8.6%
Technology	7.1%
Energy	6.4%
Communications Services	6.1%
U.S. Government & Agencies	5.6%
Consumer Cyclical	5.6%
Capital Goods	5.1%
Basic Materials	2.4%

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Bonds	1.4%
U.S. Treasury Notes	0.9%
U.S. Treasury Bonds	0.9%
Sprint Capital Corporation	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Bonds	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
Bank of America Corporation	0.4%
Bank of America Corporation	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.4%
Short-Term Investments	1.3%
Preferred Stock	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  The Fund’s Board of Trustees has approved a 1-for-2 reverse share split of the Fund’s issued and outstanding shares. The reverse share split was completed on December 5, 2025.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.3
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	1.1
BA	7.5
BAA	53.1
A	26.4
AA	4.7
AAA	1.0
U.S. Gov't Guaranteed	5.5

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Fund - Class A: LUBIX

Annual Shareholder Report - October 31, 2025

Thrivent Income Fund

Class S: LBIIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Income Fund earned a return of 6.93%, outperforming the average return of its peer group, the Morningstar Corporate Bond category, which returned 6.76%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$49	0.47%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
10/15	10,000	10,000	10,000
10/16	10,697	10,437	10,723
10/17	11,089	10,531	11,095
10/18	10,834	10,315	10,759
10/19	12,314	11,502	12,413
10/20	13,312	12,214	13,288
10/21	13,780	12,155	13,578
10/22	11,134	10,249	10,920
10/23	11,482	10,286	11,223
10/24	13,116	11,370	12,753
10/25	14,026	12,071	13,597

Asset Sector

Top Contributors

Least Contributors

  Financials

  Consumer Non-Cyclical

  Utilities

  Commercial Mortgage-Backed Securities

  Foreign Government

  Collateralized Mortgage Obligations

Individual Holdings

Top Contributors

Least Contributors

  Boeing Company, Convertible, 6.000%

  U.S. Treasury Bonds 4.750% 5/15/2055

  Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through 5.500% 5/1/2055

  U.S. Treasury Bonds 4.625% 5/15/2054

  U.S. Treasury Bonds 4.250% 8/15/2054

  Venture Global LNG, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	6.93%	1.05%	3.44%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate Bond Index	6.62%	0.46%	3.12%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,283,587,856	599	69%	$3,964,079

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	36.6%
Consumer Non-Cyclical	9.2%
Utilities	8.6%
Technology	7.1%
Energy	6.4%
Communications Services	6.1%
U.S. Government & Agencies	5.6%
Consumer Cyclical	5.6%
Capital Goods	5.1%
Basic Materials	2.4%

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Bonds	1.4%
U.S. Treasury Notes	0.9%
U.S. Treasury Bonds	0.9%
Sprint Capital Corporation	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Bonds	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
Bank of America Corporation	0.4%
Bank of America Corporation	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.4%
Short-Term Investments	1.3%
Preferred Stock	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

  The Fund’s Board of Trustees has approved a 1-for-2 reverse share split of the Fund’s issued and outstanding shares. The reverse share split was completed on December 5, 2025.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.3
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	1.1
BA	7.5
BAA	53.1
A	26.4
AA	4.7
AAA	1.0
U.S. Gov't Guaranteed	5.5

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Fund - Class S: LBIIX

Annual Shareholder Report - October 31, 2025

Thrivent International Equity Fund

Class A: TWAAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$129	1.16%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, International Equity Fund (excluding sales charge) earned a return of 22.26%, underperforming the average return of its peer group, the Morningstar Foreign Large Blend category, which returned 22.75%. The Fund’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 24.93% over the same period. The Fund uses equity index and currency futures to manage cash flows, adjust market exposure, and to balance country and currency exposures. The Fund's use of derivatives had a net positive impact on returns.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000
10/16	9,761	10,022
10/17	11,690	12,392
10/18	10,460	11,370
10/19	11,439	12,652
10/20	10,500	12,321
10/21	14,124	15,976
10/22	10,554	12,026
10/23	11,809	13,477
10/24	14,419	16,757
10/25	17,629	20,934

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Health Care

  Technology

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Banco Bilbao Vizcaya Argentaria SA

  Banco Santander SA

  ASML Holding NV

  Novo Nordisk AS

  Ferrari NV

  Stellantis NV

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	22.26%	10.92%	6.32%
Class A (including max sales charge)Footnote Reference1	16.77%	9.90%	5.84%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$944,455,428	1,024	78%	$5,585,397

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Novartis AG	1.8%
Shell plc	1.6%
ASML Holding NV	1.6%
Allianz SE	1.4%
ABB, Ltd.	1.4%
Roche Holding AG, Participation Certificates	1.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.2%
Safran SA	1.2%
UniCredit SPA	1.2%
SAP SE	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	89.5%
Short-Term Investments	10.3%
Preferred Stock	0.2%

Country Weightings (% of Net Assets)

Japan	18.8%
United Kingdom	11.6%
France	7.3%
Germany	7.1%
Switzerland	6.7%
Australia	5.7%
Netherlands	5.7%
Italy	3.2%
Spain	2.2%
Cayman Islands	2.1%
Other Countries	18.7%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent International Allocation Fund to Thrivent International Equity Fund to better reflect its investment strategies.

  Effective February 28, 2025, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.50% from the previous annual rate of 0.52% of the average daily net assets of the Class S shares.

Major Market Sectors (% of Net Assets)

Financials	23.0%
Industrials	17.8%
Information Technology	10.0%
Consumer Discretionary	8.8%
Health Care	7.4%
Communications Services	5.9%
Materials	5.3%
Consumer Staples	3.5%
Utilities	2.7%
Energy	2.5%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Fund - Class A: TWAAX

Annual Shareholder Report - October 31, 2025

Thrivent International Equity Fund

Class S: TWAIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$88	0.79%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, International Equity Fund earned a return of 22.69%, underperforming the average return of its peer group, the Morningstar Foreign Large Blend category, which returned 22.75%. The Fund’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 24.93% over the same period. The Fund uses equity index and currency futures to manage cash flows, adjust market exposure, and to balance country and currency exposures. The Fund's use of derivatives had a net positive impact on returns.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000
10/16	10,260	10,022
10/17	12,335	12,392
10/18	11,086	11,370
10/19	12,176	12,652
10/20	11,215	12,321
10/21	15,138	15,976
10/22	11,369	12,026
10/23	12,750	13,477
10/24	15,631	16,757
10/25	19,177	20,934

Asset Sector

Top Contributors

Least Contributors

  Financials

  Industrials

  Information Technology

  Health Care

  Technology

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Banco Bilbao Vizcaya Argentaria SA

  Banco Santander SA

  ASML Holding NV

  Novo Nordisk AS

  Ferrari NV

  Stellantis NV

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	22.69%	11.33%	6.73%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$944,455,428	1,024	78%	$5,585,397

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Novartis AG	1.8%
Shell plc	1.6%
ASML Holding NV	1.6%
Allianz SE	1.4%
ABB, Ltd.	1.4%
Roche Holding AG, Participation Certificates	1.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.2%
Safran SA	1.2%
UniCredit SPA	1.2%
SAP SE	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	89.5%
Short-Term Investments	10.3%
Preferred Stock	0.2%

Country Weightings (% of Net Assets)

Japan	18.8%
United Kingdom	11.6%
France	7.3%
Germany	7.1%
Switzerland	6.7%
Australia	5.7%
Netherlands	5.7%
Italy	3.2%
Spain	2.2%
Cayman Islands	2.1%
Other Countries	18.7%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent International Allocation Fund to Thrivent International Equity Fund to better reflect its investment strategies.

Major Market Sectors (% of Net Assets)

Financials	23.0%
Industrials	17.8%
Information Technology	10.0%
Consumer Discretionary	8.8%
Health Care	7.4%
Communications Services	5.9%
Materials	5.3%
Consumer Staples	3.5%
Utilities	2.7%
Energy	2.5%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Fund - Class S: TWAIX

Annual Shareholder Report - October 31, 2025

Thrivent Large Cap Growth Fund

Class A: AAAGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Large Cap Growth Fund (excluding sales charge) earned a return of 24.44%, underperforming the average return of its peer group, the Morningstar Large Growth category, which returned 25.79%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$111	0.99%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
10/15	9,550	10,000	10,000	10,000
10/16	9,118	10,424	10,228	10,266
10/17	11,401	12,924	13,267	12,988
10/18	12,925	13,776	14,688	14,475
10/19	14,618	15,635	17,200	16,542
10/20	19,429	17,221	22,226	20,586
10/21	27,419	24,782	31,830	29,856
10/22	18,690	20,688	24,001	22,563
10/23	22,727	22,422	28,549	25,249
10/24	32,580	30,910	41,044	36,276
10/25	40,542	37,343	53,572	47,882

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Communications Services

  Consumer Discretionary

  Health Care

  Materials

  Energy

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Broadcom, Inc.

  Microsoft Corporation

  Regeneron Pharmaceuticals, Inc.

  Old Dominion Freight Line, Inc.

  NIKE, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	24.44%	15.85%	15.56%
Class A (including max sales charge)Footnote Reference1	18.85%	14.79%	15.02%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500 Growth Index	31.99%	18.39%	16.95%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,232,799,063	37	46%	$22,353,799

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	12.8%
Microsoft Corporation	9.2%
Amazon.com, Inc.	7.8%
Apple, Inc.	7.2%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.6%
Alphabet, Inc., Class C	3.9%
Visa, Inc.	3.8%
Alphabet, Inc., Class A	3.7%
Tesla, Inc.	3.4%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.7%
Short-Term Investments	4.3%

Major Market Sectors (% of Net Assets)

Information Technology	44.1%
Communications Services	15.6%
Consumer Discretionary	14.6%
Financials	8.1%
Health Care	5.6%
Industrials	5.0%
Consumer Staples	1.9%
Energy	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  The expense limitation agreement set at an annual rate of 1.04% expired on February 28, 2025. The Fund is no longer subject to an expense cap.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Fund - Class A: AAAGX

Annual Shareholder Report - October 31, 2025

Thrivent Large Cap Growth Fund

Class S: THLCX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Large Cap Growth Fund earned a return of 24.76%, underperforming the average return of its peer group, the Morningstar Large Growth category, which returned 25.79%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$83	0.74%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
10/15	10,000	10,000	10,000	10,000
10/16	9,574	10,424	10,228	10,266
10/17	12,024	12,924	13,267	12,988
10/18	13,671	13,776	14,688	14,475
10/19	15,516	15,635	17,200	16,542
10/20	20,697	17,221	22,226	20,586
10/21	29,312	24,782	31,830	29,856
10/22	20,036	20,688	24,001	22,563
10/23	24,438	22,422	28,549	25,249
10/24	35,124	30,910	41,044	36,276
10/25	43,820	37,343	53,572	47,882

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Communications Services

  Consumer Discretionary

  Health Care

  Materials

  Energy

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Broadcom, Inc.

  Microsoft Corporation

  Regeneron Pharmaceuticals, Inc.

  Old Dominion Freight Line, Inc.

  NIKE, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	24.76%	16.19%	15.92%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500 Growth Index	31.99%	18.39%	16.95%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,232,799,063	37	46%	$22,353,799

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	12.8%
Microsoft Corporation	9.2%
Amazon.com, Inc.	7.8%
Apple, Inc.	7.2%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.6%
Alphabet, Inc., Class C	3.9%
Visa, Inc.	3.8%
Alphabet, Inc., Class A	3.7%
Tesla, Inc.	3.4%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.7%
Short-Term Investments	4.3%

Major Market Sectors (% of Net Assets)

Information Technology	44.1%
Communications Services	15.6%
Consumer Discretionary	14.6%
Financials	8.1%
Health Care	5.6%
Industrials	5.0%
Consumer Staples	1.9%
Energy	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Fund - Class S: THLCX

Annual Shareholder Report - October 31, 2025

Thrivent Large Cap Value Fund

Class A: AAUTX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Large Cap Value Fund (excluding sales charge) earned a return of 13.79%, outperforming the average return of its peer group, the Morningstar Large Value category, which returned 10.51%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$89	0.83%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
10/15	9,550	10,000	10,000	10,000
10/16	9,919	10,424	10,637	10,644
10/17	12,078	12,924	12,528	12,732
10/18	12,733	13,776	12,909	13,116
10/19	13,524	15,635	14,356	15,011
10/20	12,456	17,221	13,270	13,947
10/21	19,293	24,782	19,077	19,652
10/22	18,543	20,688	17,742	18,933
10/23	18,628	22,422	17,766	20,390
10/24	24,118	30,910	23,269	26,853
10/25	27,445	37,343	25,863	29,364

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Communications Services

  Health Care

  Consumer Staples

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Wells Fargo & Company

  Samsung Electronics Company, Ltd.

  Warner Brothers Discovery, Inc.

  UnitedHealth Group, Inc.

  Comcast Corporation

  Kenvue, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	13.79%	17.12%	11.13%
Class A (including max sales charge)Footnote Reference1	8.68%	16.05%	10.62%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500 Value Index	9.35%	16.06%	11.37%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,973,860,120	86	23%	$12,000,251

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.4%
Microsoft Corporation	3.1%
Bank of America Corporation	2.8%
Exxon Mobil Corporation	2.5%
Johnson & Johnson	2.4%
Alphabet, Inc., Class C	2.3%
Capital One Financial Corporation	2.3%
Samsung Electronics Company, Ltd.	2.2%
JPMorgan Chase & Company	2.2%
Qualcomm, Inc.	2.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Short-Term Investments	1.8%

Major Market Sectors (% of Net Assets)

Financials	20.3%
Information Technology	14.2%
Industrials	12.8%
Health Care	12.6%
Energy	7.1%
Utilities	6.7%
Communications Services	6.4%
Consumer Discretionary	5.4%
Consumer Staples	4.8%
Materials	4.6%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Fund - Class A: AAUTX

Annual Shareholder Report - October 31, 2025

Thrivent Large Cap Value Fund

Class S: TLVIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Large Cap Value Fund earned a return of 14.13%, outperforming the average return of its peer group, the Morningstar Large Value category, which returned 10.51%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$60	0.56%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
10/15	10,000	10,000	10,000	10,000
10/16	10,429	10,424	10,637	10,644
10/17	12,746	12,924	12,528	12,732
10/18	13,491	13,776	12,909	13,116
10/19	14,383	15,635	14,356	15,011
10/20	13,288	17,221	13,270	13,947
10/21	20,654	24,782	19,077	19,652
10/22	19,909	20,688	17,742	18,933
10/23	20,059	22,422	17,766	20,390
10/24	26,049	30,910	23,269	26,853
10/25	29,728	37,343	25,863	29,364

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Communications Services

  Health Care

  Consumer Staples

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Wells Fargo & Company

  Samsung Electronics Company, Ltd.

  Warner Brothers Discovery, Inc.

  UnitedHealth Group, Inc.

  Comcast Corporation

  Kenvue, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	14.13%	17.47%	11.51%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500 Value Index	9.35%	16.06%	11.37%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,973,860,120	86	23%	$12,000,251

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.4%
Microsoft Corporation	3.1%
Bank of America Corporation	2.8%
Exxon Mobil Corporation	2.5%
Johnson & Johnson	2.4%
Alphabet, Inc., Class C	2.3%
Capital One Financial Corporation	2.3%
Samsung Electronics Company, Ltd.	2.2%
JPMorgan Chase & Company	2.2%
Qualcomm, Inc.	2.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Short-Term Investments	1.8%

Major Market Sectors (% of Net Assets)

Financials	20.3%
Information Technology	14.2%
Industrials	12.8%
Health Care	12.6%
Energy	7.1%
Utilities	6.7%
Communications Services	6.4%
Consumer Discretionary	5.4%
Consumer Staples	4.8%
Materials	4.6%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Fund - Class S: TLVIX

Annual Shareholder Report - October 31, 2025

Thrivent Mid Cap Growth Fund

Class S: TMCGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Mid Cap Growth Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Mid Cap Growth Fund earned a return of 6.72%, underperforming the average return of its peer group, the Morningstar Mid-Cap Growth category, which returned 14.62%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$93	0.90%

How did the Fund perform since inception?

	Class SFootnote Reference1	Russell 3000® Index	Russell Midcap® Growth Index	S&P MidCap 400 Growth Index
02/20	10,000	10,000	10,000	10,000
10/20	12,650	11,246	12,137	11,344
10/21	17,851	16,182	16,922	16,075
10/22	12,470	13,509	12,025	13,162
10/23	12,194	14,642	12,428	13,298
10/24	15,646	20,184	17,234	17,720
10/25	16,697	24,385	20,610	18,959

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Industrials

  Health Care

  Consumer Discretionary

  Communications Services

  Consumer Staples

Individual Holdings

Top Contributors

Least Contributors

  Howmet Aerospace, Inc.

  Amphenol Corporation

  Robinhood Markets, Inc.

  Gartner, Inc.

  Trade Desk, Inc.

  Deckers Outdoor Corporation

Average Annual Total Returns *	1 year	5 year	Since Inception 2/28/2020
Class SFootnote Reference1	6.72%	5.71%	9.45%
Russell 3000® Index	20.81%	16.74%	17.00%
Russell Midcap® Growth Index	19.59%	11.17%	13.59%
S&P MidCap 400 Growth Index	6.99%	10.82%	11.93%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$35,862,013	74	68%	$260,288

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.5%
Axon Enterprise, Inc.	2.4%
BWX Technologies, Inc.	2.3%
Amphenol Corporation	2.2%
nVent Electric plc	2.2%
DoorDash, Inc.	2.2%
Vistra Energy Corporation	2.0%
Hilton Worldwide Holdings, Inc.	2.0%
Arista Networks, Inc.	2.0%
Guidewire Software, Inc.	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.3%
Short-Term Investments	2.4%
Registered Investments Companies	2.3%

Major Market Sectors (% of Net Assets)

Information Technology	27.5%
Industrials	23.8%
Consumer Discretionary	11.9%
Health Care	11.8%
Financials	7.9%
Communications Services	3.3%
U.S. Unaffiliated Registered Investment Companies	2.3%
Real Estate	2.1%
Energy	2.0%
Utilities	2.0%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Fund - Class S: TMCGX

Annual Shareholder Report - October 31, 2025

Thrivent Mid Cap Stock Fund

Class A: AASCX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Mid Cap Stock Fund (excluding sales charge) earned a return of 2.59%, underperforming the average return of its peer group, the Morningstar Mid-Cap Blend category, which returned 8.13%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$98	0.97%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
10/15	9,550	10,000	10,000	10,000
10/16	10,785	10,424	10,626	10,417
10/17	13,549	12,924	13,120	12,613
10/18	14,100	13,776	13,254	12,966
10/19	15,071	15,635	14,449	14,745
10/20	15,987	17,221	14,283	15,353
10/21	24,475	24,782	21,268	22,322
10/22	20,651	20,688	18,813	18,490
10/23	19,767	22,422	18,614	18,304
10/24	25,304	30,910	24,755	24,783
10/25	25,959	37,343	26,335	27,456

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Information Technology

  Utilities

  Consumer Discretionary

  Health Care

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Howmet Aerospace, Inc.

  Axon Enterprise, Inc.

  Quanta Services, Inc.

  Centene Corporation

  Celanese Corporation

  Old Dominion Freight Line, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	2.59%	10.18%	10.52%
Class A (including max sales charge)Footnote Reference1	-2.04%	9.17%	10.01%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
Russell Midcap® Index	10.79%	12.33%	10.63%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,085,794,561	64	53%	$21,654,268

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.5%
Trimble, Inc.	3.1%
Garmin, Ltd.	2.7%
Rockwell Automation, Inc.	2.6%
Arch Capital Group, Ltd.	2.5%
Expand Energy Corporation	2.4%
First Industrial Realty Trust, Inc.	2.2%
Mettler-Toledo International, Inc.	2.1%
M&T Bank Corporation	2.0%
Datadog, Inc.	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Major Market Sectors (% of Net Assets)

Industrials	22.6%
Information Technology	14.7%
Financials	14.7%
Consumer Discretionary	10.3%
Health Care	9.9%
Materials	5.8%
Utilities	4.9%
Real Estate	4.7%
Consumer Staples	4.7%
Energy	3.9%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Fund - Class A: AASCX

Annual Shareholder Report - October 31, 2025

Thrivent Mid Cap Stock Fund

Class S: TMSIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Mid Cap Stock Fund earned a return of 2.81%, underperforming the average return of its peer group, the Morningstar Mid-Cap Blend category, which returned 8.13%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$76	0.75%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
10/15	10,000	10,000	10,000	10,000
10/16	11,336	10,424	10,626	10,417
10/17	14,288	12,924	13,120	12,613
10/18	14,910	13,776	13,254	12,966
10/19	15,991	15,635	14,449	14,745
10/20	17,009	17,221	14,283	15,353
10/21	26,092	24,782	21,268	22,322
10/22	22,070	20,688	18,813	18,490
10/23	21,175	22,422	18,614	18,304
10/24	27,161	30,910	24,755	24,783
10/25	27,924	37,343	26,335	27,456

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Information Technology

  Utilities

  Consumer Discretionary

  Health Care

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Howmet Aerospace, Inc.

  Axon Enterprise, Inc.

  Quanta Services, Inc.

  Centene Corporation

  Celanese Corporation

  Old Dominion Freight Line, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	2.81%	10.42%	10.81%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
Russell Midcap® Index	10.79%	12.33%	10.63%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,085,794,561	64	53%	$21,654,268

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.5%
Trimble, Inc.	3.1%
Garmin, Ltd.	2.7%
Rockwell Automation, Inc.	2.6%
Arch Capital Group, Ltd.	2.5%
Expand Energy Corporation	2.4%
First Industrial Realty Trust, Inc.	2.2%
Mettler-Toledo International, Inc.	2.1%
M&T Bank Corporation	2.0%
Datadog, Inc.	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Major Market Sectors (% of Net Assets)

Industrials	22.6%
Information Technology	14.7%
Financials	14.7%
Consumer Discretionary	10.3%
Health Care	9.9%
Materials	5.8%
Utilities	4.9%
Real Estate	4.7%
Consumer Staples	4.7%
Energy	3.9%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Fund - Class S: TMSIX

Annual Shareholder Report - October 31, 2025

Thrivent Mid Cap Value Fund

Class S: TMCVX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Mid Cap Value Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Mid Cap Value Fund earned a return of 5.83%, underperforming the average return of its peer group, the Morningstar Mid-Cap Value category, which returned 5.99%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$93	0.90%

How did the Fund perform since inception?

	Class SFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
02/20	10,000	10,000	10,000	10,000
10/20	10,200	11,246	9,958	9,739
10/21	16,257	16,182	14,797	15,303
10/22	15,818	13,509	13,291	14,565
10/23	15,438	14,642	12,818	14,074
10/24	19,830	20,184	17,180	18,682
10/25	20,986	24,385	18,530	19,744

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Utilities

  Industrials

  Materials

  Health Care

  Consumer Staples

Individual Holdings

Top Contributors

Least Contributors

  Western Digital Corporation

  Warner Brothers Discovery, Inc.

  MKS, Inc.

  Celanese Corporation

  J & J Snack Foods Corporation

  Six Flags Entertainment Corporation

Average Annual Total Returns *	1 year	5 year	Since Inception 2/28/2020
Class SFootnote Reference1	5.83%	15.52%	13.95%
Russell 3000® Index	20.81%	16.74%	17.00%
Russell Midcap® Value Index	7.86%	13.23%	11.48%
S&P MidCap 400 Value Index	5.69%	15.18%	12.73%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$15,436,098	81	60%	$199,278

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.5%
M&T Bank Corporation	2.4%
Hexcel Corporation	2.3%
Crown Holdings, Inc.	2.1%
Flowserve Corporation	2.1%
MKS, Inc.	2.0%
Unilever plc ADR	2.0%
MSC Industrial Direct Company, Inc.	2.0%
Sysco Corporation	2.0%
General Dynamics Corporation	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Industrials	19.6%
Financials	17.8%
Information Technology	10.4%
Utilities	9.0%
Consumer Discretionary	8.3%
Health Care	7.4%
Materials	7.0%
Energy	6.8%
Real Estate	5.7%
Consumer Staples	4.6%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There was a significant reduction in fund assets during this period causing an increase in gross fund expenses. However, for the year ended October 31, 2025, there was a contractual agreement in place to limit fund expenses to 0.90% therefore the increase to gross fund expenses did not impact shareholders. On May 20, 2025, the Fund’s Board of Trustees approved the conversion of the Fund into Thrivent Mid Cap Value ETF, a newly organized exchange traded fund that is a series of Thrivent ETF Trust. The conversion was completed on November 14, 2025. Upon completion of the conversion, the Fund moved to a new management fee structure.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Value Fund - Class S: TMCVX

Annual Shareholder Report - October 31, 2025

Thrivent Moderate Allocation Fund

Class A: THMAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$81	0.76%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderate Allocation Fund (excluding sales charge) earned a return of 13.53%, outperforming the average return of its peer group, the Morningstar Moderate Allocation category, which returned 12.33%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000
10/16	9,835	10,205	10,451	10,437	10,022
10/17	11,121	12,573	12,921	10,531	12,392
10/18	11,177	12,508	13,870	10,315	11,370
10/19	12,333	14,082	15,857	11,502	12,652
10/20	13,094	14,771	17,397	12,214	12,321
10/21	16,076	20,277	24,862	12,155	15,976
10/22	13,417	16,230	21,230	10,249	12,026
10/23	13,969	17,935	23,383	10,286	13,477
10/24	17,460	23,816	32,272	11,370	16,757
10/25	19,822	29,208	39,196	12,071	20,934

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Technology

  Health Care

  Materials

  Consumer Staples

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	13.53%	8.65%	7.58%
Class A (including max sales charge)Footnote Reference1	8.43%	7.66%	7.08%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,208,190,472	2,433	59%	$16,212,378

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	11.9%
Thrivent Large Cap Value Fund, Class S	9.8%
Thrivent International Equity Fund, Class S	4.3%
Thrivent Income Fund, Class S	3.1%
Thrivent Global Stock Fund, Class S	2.5%
Thrivent Mid Cap Stock Fund, Class S	2.2%
Thrivent Short-Term Bond Fund, Class S	1.8%
Thrivent Core Emerging Markets Debt Fund	1.6%
NVIDIA Corporation	1.5%
Microsoft Corporation	1.3%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	40.8%
Common Stock	24.9%
Short-Term InvestmentsFootnote Reference*	15.1%
U.S. Government & Agencies	6.0%
Mortgage-Backed Securities	5.6%
Corporate Bonds	5.3%
Private Equity Funds	1.8%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Foreign Government
Other Assets & Liabilities	(1.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Fund - Class A: THMAX

Annual Shareholder Report - October 31, 2025

Thrivent Moderate Allocation Fund

Class S: TMAIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$57	0.54%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderate Allocation Fund earned a return of 13.87%, outperforming the average return of its peer group, the Morningstar Moderate Allocation category, which returned 12.33%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000
10/16	10,331	10,205	10,451	10,437	10,022
10/17	11,719	12,573	12,921	10,531	12,392
10/18	11,809	12,508	13,870	10,315	11,370
10/19	13,057	14,082	15,857	11,502	12,652
10/20	13,893	14,771	17,397	12,214	12,321
10/21	17,099	20,277	24,862	12,155	15,976
10/22	14,303	16,230	21,230	10,249	12,026
10/23	14,924	17,935	23,383	10,286	13,477
10/24	18,694	23,816	32,272	11,370	16,757
10/25	21,287	29,208	39,196	12,071	20,934

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Technology

  Health Care

  Materials

  Consumer Staples

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	13.87%	8.91%	7.85%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,208,190,472	2,433	59%	$16,212,378

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	11.9%
Thrivent Large Cap Value Fund, Class S	9.8%
Thrivent International Equity Fund, Class S	4.3%
Thrivent Income Fund, Class S	3.1%
Thrivent Global Stock Fund, Class S	2.5%
Thrivent Mid Cap Stock Fund, Class S	2.2%
Thrivent Short-Term Bond Fund, Class S	1.8%
Thrivent Core Emerging Markets Debt Fund	1.6%
NVIDIA Corporation	1.5%
Microsoft Corporation	1.3%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	40.8%
Common Stock	24.9%
Short-Term InvestmentsFootnote Reference*	15.1%
U.S. Government & Agencies	6.0%
Mortgage-Backed Securities	5.6%
Corporate Bonds	5.3%
Private Equity Funds	1.8%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Foreign Government
Other Assets & Liabilities	(1.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Fund - Class S: TMAIX

Annual Shareholder Report - October 31, 2025

Thrivent Moderately Aggressive Allocation Fund

Class A: TMAAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$85	0.79%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderately Aggressive Allocation Fund (excluding sales charge) earned a return of 15.18%, outperforming the average return of its peer group, the Morningstar Moderately Aggressive Allocation category, which returned 13.70%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000
10/16	9,775	10,205	10,451	10,437	10,022
10/17	11,555	12,573	12,921	10,531	12,392
10/18	11,713	12,508	13,870	10,315	11,370
10/19	12,926	14,082	15,857	11,502	12,652
10/20	13,672	14,771	17,397	12,214	12,321
10/21	17,652	20,277	24,862	12,155	15,976
10/22	14,535	16,230	21,230	10,249	12,026
10/23	15,169	17,935	23,383	10,286	13,477
10/24	19,317	23,816	32,272	11,370	16,757
10/25	22,249	29,208	39,196	12,071	20,934

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Communications Services

  Health Care

  Real Estate

  Materials

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	15.18%	10.23%	8.83%
Class A (including max sales charge)Footnote Reference1	9.99%	9.22%	8.32%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,357,650,690	2,409	49%	$21,398,094

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	11.8%
Thrivent Large Cap Value Fund, Class S	9.0%
Thrivent International Equity Fund, Class S	6.7%
Thrivent Global Stock Fund, Class S	5.1%
Thrivent Mid Cap Stock Fund, Class S	3.5%
Thrivent Core International Equity Fund	3.1%
Thrivent Core Emerging Markets Equity Fund	1.8%
NVIDIA Corporation	1.6%
Thrivent Small Cap Stock Fund, Class S	1.5%
Thrivent Income Fund, Class S	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	46.8%
Common Stock	29.0%
Short-Term InvestmentsFootnote Reference*	14.7%
U.S. Government & Agencies	2.7%
Mortgage-Backed Securities	2.5%
Corporate Bonds	2.3%
Private Equity Funds	1.7%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.5%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Fund - Class A: TMAAX

Annual Shareholder Report - October 31, 2025

Thrivent Moderately Aggressive Allocation Fund

Class S: TMAFX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$61	0.56%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderately Aggressive Allocation Fund earned a return of 15.36%, outperforming the average return of its peer group, the Morningstar Moderately Aggressive Allocation category, which returned 13.70%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000
10/16	10,266	10,205	10,451	10,437	10,022
10/17	12,163	12,573	12,921	10,531	12,392
10/18	12,359	12,508	13,870	10,315	11,370
10/19	13,672	14,082	15,857	11,502	12,652
10/20	14,492	14,771	17,397	12,214	12,321
10/21	18,742	20,277	24,862	12,155	15,976
10/22	15,468	16,230	21,230	10,249	12,026
10/23	16,181	17,935	23,383	10,286	13,477
10/24	20,650	23,816	32,272	11,370	16,757
10/25	23,823	29,208	39,196	12,071	20,934

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Financials

  Communications Services

  Health Care

  Real Estate

  Materials

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	15.36%	10.45%	9.07%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,357,650,690	2,409	49%	$21,398,094

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	11.8%
Thrivent Large Cap Value Fund, Class S	9.0%
Thrivent International Equity Fund, Class S	6.7%
Thrivent Global Stock Fund, Class S	5.1%
Thrivent Mid Cap Stock Fund, Class S	3.5%
Thrivent Core International Equity Fund	3.1%
Thrivent Core Emerging Markets Equity Fund	1.8%
NVIDIA Corporation	1.6%
Thrivent Small Cap Stock Fund, Class S	1.5%
Thrivent Income Fund, Class S	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	46.8%
Common Stock	29.0%
Short-Term InvestmentsFootnote Reference*	14.7%
U.S. Government & Agencies	2.7%
Mortgage-Backed Securities	2.5%
Corporate Bonds	2.3%
Private Equity Funds	1.7%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.5%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Fund - Class S: TMAFX

Annual Shareholder Report - October 31, 2025

Thrivent Moderately Conservative Allocation Fund

Class A: TCAAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$85	0.81%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderately Conservative Allocation Fund (excluding sales charge) earned a return of 10.94%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 10.38%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	9,550	10,000	10,000	10,000	10,000
10/16	9,898	10,205	10,451	10,437	10,022
10/17	10,759	12,573	12,921	10,531	12,392
10/18	10,711	12,508	13,870	10,315	11,370
10/19	11,792	14,082	15,857	11,502	12,652
10/20	12,435	14,771	17,397	12,214	12,321
10/21	14,063	20,277	24,862	12,155	15,976
10/22	11,813	16,230	21,230	10,249	12,026
10/23	12,124	17,935	23,383	10,286	13,477
10/24	14,468	23,816	32,272	11,370	16,757
10/25	16,051	29,208	39,196	12,071	20,934

Asset Sector

Top Contributors

Least Contributors

  Technology

  Information Technology

  Financials

  Health Care

  Materials

  Consumer Staples

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	10.94%	5.24%	5.33%
Class A (including max sales charge)Footnote Reference1	5.92%	4.28%	4.85%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,188,976,351	2,394	57%	$4,825,171

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.9%
Thrivent Large Cap Growth Fund, Class S	7.5%
Thrivent Income Fund, Class S	5.5%
Thrivent Short-Term Bond Fund, Class S	3.2%
Thrivent Core Emerging Markets Debt Fund	2.8%
Thrivent International Equity Fund, Class S	2.7%
U.S. Treasury Notes	2.3%
Thrivent High Yield Fund, Class S	2.1%
Thrivent Core International Equity Fund	1.7%
Thrivent Mid Cap Stock Fund, Class S	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	39.4%
Short-Term InvestmentsFootnote Reference*	14.8%
Common Stock	12.4%
U.S. Government & Agencies	10.9%
Mortgage-Backed Securities	10.2%
Corporate Bonds	9.5%
Collateralized Mortgage Obligations	2.0%
Private Equity Funds	1.1%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government	0.1%
Other Assets & Liabilities	(1.6%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Fund - Class A: TCAAX

Annual Shareholder Report - October 31, 2025

Thrivent Moderately Conservative Allocation Fund

Class S: TCAIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$60	0.57%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Moderately Conservative Allocation Fund earned a return of 11.17%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 10.38%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.64% over the same period. The fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/15	10,000	10,000	10,000	10,000	10,000
10/16	10,405	10,205	10,451	10,437	10,022
10/17	11,338	12,573	12,921	10,531	12,392
10/18	11,317	12,508	13,870	10,315	11,370
10/19	12,487	14,082	15,857	11,502	12,652
10/20	13,198	14,771	17,397	12,214	12,321
10/21	14,966	20,277	24,862	12,155	15,976
10/22	12,601	16,230	21,230	10,249	12,026
10/23	12,952	17,935	23,383	10,286	13,477
10/24	15,510	23,816	32,272	11,370	16,757
10/25	17,242	29,208	39,196	12,071	20,934

Asset Sector

Top Contributors

Least Contributors

  Technology

  Information Technology

  Financials

  Health Care

  Materials

  Consumer Staples

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	11.17%	5.49%	5.60%
MSCI All Country World Index - USD Net Returns	22.64%	14.61%	11.31%
S&P 500® Index	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	7.67%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,188,976,351	2,394	57%	$4,825,171

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.9%
Thrivent Large Cap Growth Fund, Class S	7.5%
Thrivent Income Fund, Class S	5.5%
Thrivent Short-Term Bond Fund, Class S	3.2%
Thrivent Core Emerging Markets Debt Fund	2.8%
Thrivent International Equity Fund, Class S	2.7%
U.S. Treasury Notes	2.3%
Thrivent High Yield Fund, Class S	2.1%
Thrivent Core International Equity Fund	1.7%
Thrivent Mid Cap Stock Fund, Class S	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	39.4%
Short-Term InvestmentsFootnote Reference*	14.8%
Common Stock	12.4%
U.S. Government & Agencies	10.9%
Mortgage-Backed Securities	10.2%
Corporate Bonds	9.5%
Collateralized Mortgage Obligations	2.0%
Private Equity Funds	1.1%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government	0.1%
Other Assets & Liabilities	(1.6%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Fund - Class S: TCAIX

Annual Shareholder Report - October 31, 2025

Thrivent Money Market Fund

Class A: AMMXX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$31	0.31%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Money Market Fund earned a return of 4.18%, outperforming the average return of its peer group, the Morningstar Money Market-Taxable category, which returned 4.01%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

How did the Fund perform over the past 10 years?

	Class AFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/15	10,000	10,000
10/16	10,000	10,437
10/17	10,003	10,531
10/18	10,116	10,315
10/19	10,306	11,502
10/20	10,359	12,214
10/21	10,359	12,155
10/22	10,422	10,249
10/23	10,896	10,286
10/24	11,457	11,370
10/25	11,935	12,071
Average Annual Total Returns *	1 year	5 year	10 year
Class AFootnote Reference1	4.18%	2.87%	1.78%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$3,301,496,021	185	$6,966,977

What did the Fund invest in?

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.7%
U.S. Treasury Debt	29.7%
Investment Company	8.6%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.1%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	7.9%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Fund - Class A: AMMXX

Annual Shareholder Report - October 31, 2025

Thrivent Money Market Fund

Class S: AALXX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$33	0.32%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Money Market Fund earned a return of 4.16%, outperforming the average return of its peer group, the Morningstar Money Market-Taxable category, which returned 4.01%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/15	10,000	10,000
10/16	10,000	10,437
10/17	10,031	10,531
10/18	10,161	10,315
10/19	10,361	11,502
10/20	10,419	12,214
10/21	10,419	12,155
10/22	10,488	10,249
10/23	10,967	10,286
10/24	11,531	11,370
10/25	12,011	12,071
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	4.16%	2.88%	1.85%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$3,301,496,021	185	$6,966,977

What did the Fund invest in?

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.7%
U.S. Treasury Debt	29.7%
Investment Company	8.6%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.1%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	7.9%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Fund - Class S: AALXX

Annual Shareholder Report - October 31, 2025

Thrivent Multisector Bond Fund

Class A: AAINX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Multisector Bond Fund (excluding sales charge) earned a return of 7.11%, underperforming the average return of its peer group, the Morningstar Multisector Bond category, which returned 7.18%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period. The fund uses Treasury futures to manage interest rate risk exposures and uses swaps to manage relative credit risk exposures, which both had a negative impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$91	0.88%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
10/15	9,550	10,000	10,000	10,000
10/16	10,085	10,437	10,863	10,328
10/17	10,504	10,531	11,726	10,383
10/18	10,536	10,315	11,762	10,225
10/19	11,123	11,502	12,966	11,132
10/20	11,327	12,214	13,557	11,571
10/21	11,823	12,155	14,789	11,505
10/22	10,370	10,249	13,115	9,774
10/23	10,724	10,286	13,895	9,693
10/24	12,052	11,370	15,948	10,802
10/25	12,909	12,071	17,224	11,593

Asset Sector

Top Contributors

Least Contributors

  Collateralized Mortgage Obligations

  Financials

  Foreign Government

  Health Care

  Industrials

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Western Digital Corporation 3.000% 11/15/2028

  U.S. Treasury Notes 4.375% 7/31/2026

  Western Digital Corporation, Convertible 3.000% 11/15/2028

  BlackRock Multi-Sector Income Trust, Rights

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 3.000% 1/1/2041

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 3.500% 1/1/2041

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	7.11%	2.65%	3.06%
Class A (including max sales charge)Footnote Reference1	2.26%	1.71%	2.59%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.00%	4.90%	5.59%
Bloomberg U.S. Mortgage-Backed Securities Index	7.32%	0.04%	1.49%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$913,233,661	1,801	95%	$3,784,863

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	13.0%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	11.5%
Mortgage-Backed Securities	10.9%
U.S. Affiliated Registered Investment Companies	9.6%
U.S. Government & Agencies	6.4%
Consumer Cyclical	5.1%
Consumer Non-Cyclical	4.9%
Energy	3.8%
Communications Services	3.7%

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.6%
U.S. Treasury Notes	2.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	0.8%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.8%
U.S. Treasury Notes	0.6%
iShares Broad USD High Yield Corporate Bond ETF	0.6%
U.S. Treasury Notes	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	82.7%
Registered Investments Companies	11.9%
Short-Term Investments	4.2%
Preferred Stock	1.2%
Common Stock&lt;	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Opportunity Income Plus Fund to Thrivent Multisector Bond Fund to better reflect its investment strategies.

  Effective October 31, 2025, Portfolio Turnover Rate Risk was removed as a principal risk factor for the Fund because its portfolio turnover rate was less than 100% for the fiscal year.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.6
Non-Rated	14.8
D	0.1
C	0.0
CA	0.1
CAA	2.2
B	10.6
BA	13.4
BAA	18.3
A	11.6
AA	16.5
AAA	3.1
U.S. Gov't Guaranteed	6.7

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Fund - Class A: AAINX

Annual Shareholder Report - October 31, 2025

Thrivent Multisector Bond Fund

Class S: IIINX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Multisector Bond Fund earned a return of 7.37%, outperforming the average return of its peer group, the Morningstar Multisector Bond category, which returned 7.18%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period. The fund uses Treasury futures to manage interest rate risk exposures and uses swaps to manage relative credit risk exposures, which both had a negative impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$66	0.63%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
10/15	10,000	10,000	10,000	10,000
10/16	10,584	10,437	10,863	10,328
10/17	11,050	10,531	11,726	10,383
10/18	11,111	10,315	11,762	10,225
10/19	11,761	11,502	12,966	11,132
10/20	12,009	12,214	13,557	11,571
10/21	12,567	12,155	14,789	11,505
10/22	11,051	10,249	13,115	9,774
10/23	11,457	10,286	13,895	9,693
10/24	12,909	11,370	15,948	10,802
10/25	13,861	12,071	17,224	11,593

Asset Sector

Top Contributors

Least Contributors

  Collateralized Mortgage Obligations

  Financials

  Foreign Government

  Health Care

  Industrials

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  Western Digital Corporation 3.000% 11/15/2028

  U.S. Treasury Notes 4.375% 7/31/2026

  Western Digital Corporation, Convertible 3.000% 11/15/2028

  BlackRock Multi-Sector Income Trust, Rights

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 3.000% 1/1/2041

  Federal National Mortgage Association Conventional 30-Yr. Pass Through 3.500% 1/1/2041

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	7.37%	2.91%	3.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.00%	4.90%	5.59%
Bloomberg U.S. Mortgage-Backed Securities Index	7.32%	0.04%	1.49%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$913,233,661	1,801	95%	$3,784,863

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	13.0%
Asset-Backed Securities	11.5%
Collateralized Mortgage Obligations	11.5%
Mortgage-Backed Securities	10.9%
U.S. Affiliated Registered Investment Companies	9.6%
U.S. Government & Agencies	6.4%
Consumer Cyclical	5.1%
Consumer Non-Cyclical	4.9%
Energy	3.8%
Communications Services	3.7%

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.6%
U.S. Treasury Notes	2.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.4%
U.S. Treasury Notes	0.8%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.8%
U.S. Treasury Notes	0.6%
iShares Broad USD High Yield Corporate Bond ETF	0.6%
U.S. Treasury Notes	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	82.7%
Registered Investments Companies	11.9%
Short-Term Investments	4.2%
Preferred Stock	1.2%
Common Stock&lt;	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Opportunity Income Plus Fund to Thrivent Multisector Bond Fund to better reflect its investment strategies.

  Effective October 31, 2025, Portfolio Turnover Rate Risk was removed as a principal risk factor for the Fund because its portfolio turnover rate was less than 100% for the fiscal year.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.6
Non-Rated	14.8
D	0.1
C	0.0
CA	0.1
CAA	2.2
B	10.6
BA	13.4
BAA	18.3
A	11.6
AA	16.5
AAA	3.1
U.S. Gov't Guaranteed	6.7

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Fund - Class S: IIINX

Annual Shareholder Report - October 31, 2025

Thrivent Municipal Bond Fund

Class A: AAMBX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$78	0.77%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Municipal Bond Fund (excluding sales charge) earned a return of 2.36%, underperforming the average return of its peer group, the Morningstar Muni National Long category, which returned 3.22%. The Fund’s broad-based benchmark, Bloomberg Municipal Bond Index, earned a return of 4.17% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Bloomberg Municipal Bond Index
10/15	9,550	10,000
10/16	9,912	10,406
10/17	10,026	10,634
10/18	9,917	10,579
10/19	10,786	11,576
10/20	11,053	11,992
10/21	11,443	12,308
10/22	9,795	10,834
10/23	9,902	11,120
10/24	11,196	12,198
10/25	11,460	12,707

Asset Sector

Top Contributors

Least Contributors

  Transportation

  Education

  Health Care

  Financials

  Other Revenue

  Industrial Development Revenue

Individual Holdings

Top Contributors

Least Contributors

  New York City, NY Transitional Finance Auth. Building Aid Rev.

  Beverly Hills Unified School District, Los Angeles County, CA GO (2008 Election)

  Houston, TX Water and Sewer System Rev. Refg. (AG Insured)

  Greater Texas Cultural Education Fac. Finance Corporation Rev. (Texas Biomedical Research Institute)

  Build NYC Resource Corporation, NY Rev. (Global Community Charter School)

  Illinois Toll Highway Auth. Rev.

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	2.36%	0.73%	1.84%
Class A (including max sales charge)Footnote Reference1	-2.21%	-0.20%	1.37%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,155,814,370	521	25%	$4,827,076

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Transportation	26.6%
Health Care	22.0%
Education	19.2%
Water & Sewer	6.2%
Tax Revenue	5.7%
General Obligation	5.5%
Other Revenue	5.0%
Electric Revenue	4.3%
Industrial Development Revenue	2.6%
Escrowed/Pre-refunded	1.2%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	4.6
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.1
BA	2.2
BAA	21.2
A	21.8
AA	44.0
AAA	6.1
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Texas	13.6%
New York	8.9%
California	5.8%
Florida	5.4%
Illinois	4.4%
Colorado	4.2%
Pennsylvania	4.0%
Ohio	3.6%
Minnesota	3.2%
Michigan	3.0%
Other States	43.1%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Municipal Bond Fund - Class A: AAMBX

Annual Shareholder Report - October 31, 2025

Thrivent Municipal Bond Fund

Class S: TMBIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$52	0.51%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Municipal Bond Fund earned a return of 2.63%, underperforming the average return of its peer group, the Morningstar Muni National Long category, which returned 3.22%. The Fund’s broad-based benchmark, Bloomberg Municipal Bond Index, earned a return of 4.17% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg Municipal Bond Index
10/15	10,000	10,000
10/16	10,404	10,406
10/17	10,549	10,634
10/18	10,459	10,579
10/19	11,398	11,576
10/20	11,703	11,992
10/21	12,140	12,308
10/22	10,414	10,834
10/23	10,552	11,120
10/24	11,961	12,198
10/25	12,275	12,707

Asset Sector

Top Contributors

Least Contributors

  Transportation

  Education

  Health Care

  Financials

  Other Revenue

  Industrial Development Revenue

Individual Holdings

Top Contributors

Least Contributors

  New York City, NY Transitional Finance Auth. Building Aid Rev.

  Beverly Hills Unified School District, Los Angeles County, CA GO (2008 Election)

  Houston, TX Water and Sewer System Rev. Refg. (AG Insured)

  Greater Texas Cultural Education Fac. Finance Corporation Rev. (Texas Biomedical Research Institute)

  Build NYC Resource Corporation, NY Rev. (Global Community Charter School)

  Illinois Toll Highway Auth. Rev.

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	2.63%	0.96%	2.07%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,155,814,370	521	25%	$4,827,076

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Transportation	26.6%
Health Care	22.0%
Education	19.2%
Water & Sewer	6.2%
Tax Revenue	5.7%
General Obligation	5.5%
Other Revenue	5.0%
Electric Revenue	4.3%
Industrial Development Revenue	2.6%
Escrowed/Pre-refunded	1.2%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	4.6
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.1
BA	2.2
BAA	21.2
A	21.8
AA	44.0
AAA	6.1
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Texas	13.6%
New York	8.9%
California	5.8%
Florida	5.4%
Illinois	4.4%
Colorado	4.2%
Pennsylvania	4.0%
Ohio	3.6%
Minnesota	3.2%
Michigan	3.0%
Other States	43.1%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Municipal Bond Fund - Class S: TMBIX

Annual Shareholder Report - October 31, 2025

Thrivent Short-Term Bond Fund

Class A: LBLAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Short-Term Bond Fund (excluding sales charge) earned a return of 5.77%, outperforming the average return of its peer group, the Morningstar Short-Term Bond category, which returned 5.74%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$60	0.58%

How did the Fund perform over the past 10 years?

	Class AFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
10/15	10,000	10,000	10,000
10/16	10,242	10,437	10,131
10/17	10,426	10,531	10,199
10/18	10,495	10,315	10,234
10/19	10,958	11,502	10,734
10/20	11,308	12,214	11,097
10/21	11,439	12,155	11,092
10/22	10,727	10,249	10,551
10/23	11,238	10,286	10,891
10/24	12,149	11,370	11,572
10/25	12,850	12,071	12,158

Asset Sector

Top Contributors

Least Contributors

  Financials

  Collateralized Mortgage Obligations

  Asset-Backed Securities

  Collateralized Loan Obligations

  Foreign Government

  Mortgage-Backed Securities

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes 4.000% 10/31/2029

  U.S. Treasury Notes 3.500% 1/31/2028

  Avis Budget Rental Car Funding AESOP, LLC

  FNMA Conventional 30-Yr. Pass Through 5.500% 1/1/2041

  FNMA Conventional 30-Yr. Pass Through 5.500% 6/1/2055

  Drawbridge Special Opportunities Fund, LP/Drawbridge Special Opportunities Finance Corp.

Average Annual Total Returns *	1 year	5 year	10 year
Class AFootnote Reference1	5.77%	2.59%	2.54%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.07%	1.84%	1.97%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,239,092,967	577	81%	$3,464,313

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	32.4%
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	12.5%
U.S. Government & Agencies	7.4%
Consumer Non-Cyclical	6.1%
Consumer Cyclical	5.6%
Technology	4.1%
Commercial Mortgage-Backed Securities	4.0%
Energy	3.6%
Utilities	3.1%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	3.7%
U.S. Treasury Notes	2.5%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.3%
U.S. Treasury Notes	1.2%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
UBS Group AG	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.2%
Short-Term Investments	1.7%
Preferred Stock	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Limited Maturity Bond Fund to Thrivent Short-Term Bond Fund to better reflect its investment strategies.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	10.6
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.1
BA	3.8
BAA	36.0
A	20.0
AA	10.0
AAA	11.7
U.S. Gov't Guaranteed	7.4

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Fund - Class A: LBLAX

Annual Shareholder Report - October 31, 2025

Thrivent Short-Term Bond Fund

Class S: THLIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Short-Term Bond Fund earned a return of 5.92%, outperforming the average return of its peer group, the Morningstar Short-Term Bond category, which returned 5.74%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$45	0.44%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
10/15	10,000	10,000	10,000
10/16	10,272	10,437	10,131
10/17	10,468	10,531	10,199
10/18	10,567	10,315	10,234
10/19	11,043	11,502	10,734
10/20	11,424	12,214	11,097
10/21	11,574	12,155	11,092
10/22	10,861	10,249	10,551
10/23	11,405	10,286	10,891
10/24	12,348	11,370	11,572
10/25	13,079	12,071	12,158

Asset Sector

Top Contributors

Least Contributors

  Financials

  Collateralized Mortgage Obligations

  Asset-Backed Securities

  Collateralized Loan Obligations

  Foreign Government

  Mortgage-Backed Securities

Individual Holdings

Top Contributors

Least Contributors

  U.S. Treasury Notes 4.000% 10/31/2029

  U.S. Treasury Notes 3.500% 1/31/2028

  Avis Budget Rental Car Funding AESOP, LLC

  FNMA Conventional 30-Yr. Pass Through 5.500% 1/1/2041

  FNMA Conventional 30-Yr. Pass Through 5.500% 6/1/2055

  Drawbridge Special Opportunities Fund, LP/Drawbridge Special Opportunities Finance Corp.

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	5.92%	2.76%	2.72%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.07%	1.84%	1.97%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,239,092,967	577	81%	$3,464,313

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Financials	32.4%
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	12.5%
U.S. Government & Agencies	7.4%
Consumer Non-Cyclical	6.1%
Consumer Cyclical	5.6%
Technology	4.1%
Commercial Mortgage-Backed Securities	4.0%
Energy	3.6%
Utilities	3.1%

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	3.7%
U.S. Treasury Notes	2.5%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.3%
U.S. Treasury Notes	1.2%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
UBS Group AG	0.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.2%
Short-Term Investments	1.7%
Preferred Stock	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund’s name was changed from Thrivent Limited Maturity Bond Fund to Thrivent Short-Term Bond Fund to better reflect its investment strategies.

  Effective October 31, 2025, Redemption Risk was removed as a principal risk factor for the Fund.

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	10.6
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.1
BA	3.8
BAA	36.0
A	20.0
AA	10.0
AAA	11.7
U.S. Gov't Guaranteed	7.4

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Fund - Class S: THLIX

Annual Shareholder Report - October 31, 2025

Thrivent Small Cap Growth Fund

Class S: TSCGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Small Cap Growth Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Small Cap Growth Fund earned a return of 4.78%, underperforming the average return of its peer group, the Morningstar Small Growth category, which returned 11.69%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$97	0.95%

How did the Fund perform since inception?

	Class SFootnote Reference1	Russell 3000® Index	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
02/18	10,000	10,000	10,000	10,000
10/18	10,570	10,103	10,017	10,632
10/19	11,102	11,465	10,658	10,926
10/20	15,191	12,629	12,083	10,898
10/21	21,502	18,173	16,729	16,629
10/22	16,519	15,171	12,376	13,857
10/23	14,691	16,442	11,432	13,090
10/24	19,121	22,667	15,604	17,121
10/25	20,036	27,384	18,538	17,954

Asset Sector

Top Contributors

Least Contributors

  Industrials

  Information Technology

  Consumer Discretionary

  Health Care

  Financials

  Consumer Staples

Individual Holdings

Top Contributors

Least Contributors

  Sterling Construction Company, Inc.

  BWX Technologies, Inc.

  CyberArk Software, Ltd.

  RxSight, Inc.

  Inspire Medical Systems, Inc.

  J & J Snack Foods Corporation

Average Annual Total Returns *	1 year	5 year	Since Inception 2/28/2018
Class SFootnote Reference1	4.78%	5.69%	9.47%
Russell 3000® Index	20.81%	16.74%	14.02%
Russell 2000® Growth Index	18.81%	8.94%	8.37%
S&P SmallCap 600 Growth Index	4.86%	10.50%	7.92%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$135,040,821	80	97%	$1,606,786

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

BWX Technologies, Inc.	3.0%
EnPro, Inc.	2.7%
Installed Building Products, Inc.	2.1%
RBC Bearings, Inc.	2.1%
Onto Innovation, Inc.	2.0%
JFrog, Ltd.	2.0%
Huron Consulting Group, Inc.	1.9%
Agilysys, Inc.	1.9%
Fabrinet	1.7%
Triumph Financial, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.0%
Short-Term Investments	2.0%

Major Market Sectors (% of Net Assets)

Industrials	29.7%
Information Technology	26.0%
Health Care	14.5%
Consumer Discretionary	11.2%
Financials	7.8%
Consumer Staples	3.4%
Real Estate	2.3%
Materials	1.7%
Communications Services	0.9%
Energy	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Fund - Class S: TSCGX

Annual Shareholder Report - October 31, 2025

Thrivent Small Cap Stock Fund

Class A: AASMX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Small Cap Stock Fund (excluding sales charge) earned a return of -0.23%, underperforming the average return of its peer group, the Morningstar Small Blend category, which returned 7.64%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$100	1.00%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
10/15	9,550	10,000	10,000	10,000
10/16	10,096	10,424	10,635	10,411
10/17	13,614	12,924	13,605	13,311
10/18	14,224	13,776	14,366	13,557
10/19	15,011	15,635	14,832	14,222
10/20	15,351	17,221	13,687	14,203
10/21	24,159	24,782	21,754	21,418
10/22	21,948	20,688	19,184	17,447
10/23	20,296	22,422	17,715	15,953
10/24	26,799	30,910	23,029	21,388
10/25	26,737	37,343	24,299	24,471

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Industrials

  Energy

  Materials

  Financials

  Communications Services

Individual Holdings

Top Contributors

Least Contributors

  TTM Technologies, Inc.

  Badger Infrastructure Solutions, Ltd.

  Fabrinet

  Cogent Communications Holdings

  Tronox Holdings plc

  Triumph Financial, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	-0.23%	11.74%	10.84%
Class A (including max sales charge)Footnote Reference1	-4.73%	10.71%	10.33%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P SmallCap 600® Index	5.51%	12.17%	9.28%
Russell 2000® Index	14.41%	11.50%	9.36%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,883,470,193	85	65%	$18,808,761

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Pegasystems, Inc.	2.5%
BWX Technologies, Inc.	2.3%
Helios Technologies, Inc.	2.1%
iShares Semiconductor ETF	2.0%
Fabrinet	1.9%
TTM Technologies, Inc.	1.9%
Crane NXT Company	1.9%
Barrett Business Services, Inc.	1.7%
JFrog, Ltd.	1.7%
Old Republic International Corporation	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.4%
Registered Investments Companies	2.0%
Short-Term Investments	0.6%

Major Market Sectors (% of Net Assets)

Industrials	20.7%
Financials	16.6%
Information Technology	15.2%
Health Care	14.2%
Consumer Discretionary	9.9%
Materials	6.0%
Consumer Staples	4.1%
Real Estate	4.0%
Energy	3.3%
Utilities	3.2%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Fund - Class A: AASMX

Annual Shareholder Report - October 31, 2025

Thrivent Small Cap Stock Fund

Class S: TSCSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Small Cap Stock Fund earned a return of 0.00%, underperforming the average return of its peer group, the Morningstar Small Blend category, which returned 7.64%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$79	0.79%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
10/15	10,000	10,000	10,000	10,000
10/16	10,612	10,424	10,635	10,411
10/17	14,363	12,924	13,605	13,311
10/18	15,046	13,776	14,366	13,557
10/19	15,928	15,635	14,832	14,222
10/20	16,338	17,221	13,687	14,203
10/21	25,776	24,782	21,754	21,418
10/22	23,478	20,688	19,184	17,447
10/23	21,765	22,422	17,715	15,953
10/24	28,804	30,910	23,029	21,388
10/25	28,804	37,343	24,299	24,471

Asset Sector

Top Contributors

Least Contributors

  Information Technology

  Industrials

  Energy

  Materials

  Financials

  Communications Services

Individual Holdings

Top Contributors

Least Contributors

  TTM Technologies, Inc.

  Badger Infrastructure Solutions, Ltd.

  Fabrinet

  Cogent Communications Holdings

  Tronox Holdings plc

  Triumph Financial, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	0.00%	12.01%	11.16%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P SmallCap 600® Index	5.51%	12.17%	9.28%
Russell 2000® Index	14.41%	11.50%	9.36%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,883,470,193	85	65%	$18,808,761

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Pegasystems, Inc.	2.5%
BWX Technologies, Inc.	2.3%
Helios Technologies, Inc.	2.1%
iShares Semiconductor ETF	2.0%
Fabrinet	1.9%
TTM Technologies, Inc.	1.9%
Crane NXT Company	1.9%
Barrett Business Services, Inc.	1.7%
JFrog, Ltd.	1.7%
Old Republic International Corporation	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.4%
Registered Investments Companies	2.0%
Short-Term Investments	0.6%

Major Market Sectors (% of Net Assets)

Industrials	20.7%
Financials	16.6%
Information Technology	15.2%
Health Care	14.2%
Consumer Discretionary	9.9%
Materials	6.0%
Consumer Staples	4.1%
Real Estate	4.0%
Energy	3.3%
Utilities	3.2%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Fund - Class S: TSCSX

Annual Shareholder Report - October 31, 2025

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for the fiscal year ended October 31, 2024 and the fiscal year ended October 31, 2025, for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $629,391 and $648,952, respectively.

(b)           Audit-Related Fees

The aggregate fees PwC billed to registrant for the fiscal year ended October 31, 2024 and the fiscal year ended October 31, 2025, for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a), were $0 for each respective period.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2024 and the fiscal year ended October 31, 2025, for assurance and other services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(c)           Tax Fees

The aggregate tax fees PwC billed to registrant for the fiscal year ended October 31, 2024 and for the fiscal year ended October 31, 2025, for tax compliance, tax advice and tax planning services, were $196,680 and $174,097, respectively.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal year ended October 31, 2024 and the fiscal year ended October 31, 2025, for services directly related to the operations and financial reporting of registrant, were $0 for each respective period.

(d)           All Other Fees

The aggregate fees PwC billed to registrant for the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for each respective period. The aggregate fees PwC billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser for the fiscal year ended October 31, 2024 and the fiscal year ended October 31, 2025, for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for each respective period. These figures are also reported in response to Item 4(g) below.

(e)           Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)            Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2025 were for work performed by persons other than full-time permanent employees of PwC.

(g)           The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ended October 31, 2024 and October 31, 2025 were $0 for each respective period.  These figures are also reported in response to Item 4(d) above.

(h)           Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
October 31, 2025
Thrivent Mutual Funds

Table of Contents
Report of Independent Registered Public Accounting
Firm 2
Schedule of Investments
Thrivent Aggressive Allocation Fund 4
Thrivent Dynamic Allocation Fund 21
Thrivent Global Stock Fund 57
Thrivent Government Bond Fund 73
Thrivent High Income Municipal Bond Fund 79
Thrivent High Yield Fund 89
Thrivent Income Fund 103
Thrivent International Equity Fund 116
Thrivent Large Cap Growth Fund 131
Thrivent Large Cap Value Fund 133
Thrivent Mid Cap Growth Fund 136
Thrivent Mid Cap Stock Fund 139
Thrivent Mid Cap Value Fund 142
Thrivent Moderate Allocation Fund 145
Thrivent Moderately Aggressive Allocation Fund 183
Thrivent Moderately Conservative Allocation Fund 221
Thrivent Money Market Fund 258
Thrivent Multisector Bond Fund 262
Thrivent Municipal Bond Fund 296
Thrivent Short-Term Bond Fund 312
Thrivent Small Cap Growth Fund 327
Thrivent Small Cap Stock Fund 330
Statement of Assets and Liabilities 334
Statement of Operations 340
Statement of Changes in Net Assets 346
Notes to Financial Statements 354
Financial Highlights 376
Federal Tax Information 392
Change in and Disagreement with Accountants (Item 8)
393
Proxy Disclosures (Item 9) 394
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 395
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 396

To the Board of Trustees of Thrivent Mutual Funds and Shareholders of each of the twenty-two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-two of the funds constituting Thrivent Mutual Funds, hereafter collectively referred to as the "Funds") as of October
31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included
Thrivent Aggressive Allocation Fund Thrivent Mid Cap Stock Fund
Thrivent Dynamic Allocation Fund Thrivent Mid Cap Value Fund
Thrivent Global Stock Fund Thrivent Moderate Allocation Fund
Thrivent Government Bond Fund Thrivent Moderately Aggressive Allocation Fund
Thrivent High Income Municipal Bond Fund Thrivent Moderately Conservative Allocation Fund
Thrivent High Yield Fund Thrivent Money Market Fund
Thrivent Income Fund Thrivent Multisector Bond Fund
Thrivent International Equity Fund Thrivent Municipal Bond Fund
Thrivent Large Cap Growth Fund Thrivent Short-Term Bond Fund
Thrivent Large Cap Value Fund Thrivent Small Cap Growth Fund
Thrivent Mid Cap Growth Fund Thrivent Small Cap Stock Fund
Report of Independent Registered Public Accounting Firm

confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, agent banks, transfer agents and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 17, 2025
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 45.5% Value
Communications Services  3.5%
76,225 Alphabet, Inc., Class A $ 21,433,708
97,350 Alphabet, Inc., Class C 27,435,177
60,286 AT&T, Inc. 1,492,078
18,626 CarGurus, Inc.
a
654,145
106,011 Comcast Corporation 2,950,816
17,808 E.W. Scripps Company
a
43,273
1,973 Fox Corporation, Class A 127,554
1,448 Fox Corporation, Class B 84,578
1,315 Globalstar, Inc.
a
71,549
13,931 Imax Corporation
a
452,618
2,086 Iridium Communications, Inc. 39,947
3,536 Liberty Global, Ltd., Class A
a
38,896
958 Liberty Media Corporation-Liberty
Formula One
a
95,656
9,372 Lumen Technologies, Inc.
a
96,344
668 Madison Square Garden
Entertainment Corporation
a
45,745
137 Madison Square Garden Sports
Corporation
a
29,371
3,481 Magnite, Inc.
a
62,240
20,984 Match Group, Inc. 678,623
42,790 Meta Platforms, Inc. 27,742,897
6,824 Netflix, Inc.
a
7,635,101
7,613 New York Times Company 433,865
27,845 News Corporation, Class A 737,893
57,162 Pinterest, Inc.
a
1,892,062
3,099 Reddit, Inc.
a
647,536
16,037 ROBLOX Corporation
a
1,823,728
749 Roku, Inc.
a
79,491
4,873 Spotify Technology SA
a
3,193,374
3,503 T-Mobile US, Inc. 735,805
695 Trade Desk, Inc.
a
34,945
66,156 Uniti Group, Inc.
a
381,059
26,731 Verizon Communications, Inc. 1,062,290
15,670 Walt Disney Company 1,764,755
205,743 Warner Brothers Discovery, Inc.
a
4,618,930
117,860 Warner Music Group Corporation 3,766,806
Total 112,382,855
Consumer Discretionary  4.8%
152,257 ADT, Inc. 1,345,952
13,369 Advance Auto Parts, Inc. 630,081
153,569 Amazon.com, Inc.
a
37,504,621
10,696 American Axle & Manufacturing
Holdings, Inc.
a
66,315
3,925 American Eagle Outfitters, Inc. 65,587
48,972 Aptiv plc
a
3,971,629
1,057 Aramark 40,039
4,400 Asbury Automotive Group, Inc.
a
1,032,240
413 Autoliv, Inc. 48,238
7,894 Bath & Body Works, Inc. 193,245
1,611 Best Buy Company, Inc. 132,328
699 Booking Holdings, Inc. 3,549,340
9,923 Boot Barn Holdings, Inc.
a
1,881,897
13,639 BorgWarner, Inc. 585,931
225 Brinker International, Inc.
a
24,449
1,722 Buckle, Inc. 94,366
26,165 Build-A-Bear Workshop, Inc. 1,418,666
813 CarMax, Inc.
a
34,073
57,933 Carnival Corporation
a
1,670,208
49 Cavco Industries, Inc.
a
25,960
7,802 Champion Homes, Inc.
a
532,331
4,014 Chewy, Inc.
a
135,352
24,506 Columbia Sportswear Company 1,216,233
4,415 Coursera, Inc.
a
37,174
Shares Common Stock  45.5% Value
Consumer Discretionary  4.8% - continued
24,411 D.R. Horton, Inc. $ 3,639,192
2,785 Dana, Inc. 56,536
219 Darden Restaurants, Inc. 39,453
264 Domino's Pizza, Inc. 105,193
24,004 DoorDash, Inc.
a
6,105,898
219 Dorman Products, Inc.
a
29,375
68 Duolingo, Inc.
a
18,404
86 Dutch Bros, Inc.
a
4,776
1,735 eBay, Inc. 141,073
16,384 Etsy, Inc.
a
1,015,808
1,086 Five Below, Inc.
a
170,795
26,472 Ford Motor Company 347,577
2,837 Fox Factory Holding Corporation
a
62,726
5,340 Frontdoor, Inc.
a
354,736
6,517 Gap, Inc. 148,913
10,907 Garmin, Ltd. 2,333,444
2,985 Garrett Motion, Inc. 50,566
443 General Motors Company 30,607
8,156 Gentex Corporation 191,258
2,409 GigaCloud Technology, Inc.
a
67,404
13,294 Gildan Activewear, Inc. 774,907
9,283 Goodyear Tire & Rubber
Company
a
63,960
4,156 Grand Canyon Education, Inc.
a
782,575
1,779 Group 1 Automotive, Inc. 707,224
7,589 Hasbro, Inc. 579,117
17,467 Hilton Worldwide Holdings, Inc. 4,488,320
25,594 Home Depot, Inc. 9,715,227
5,870 Installed Building Products, Inc. 1,457,110
13,373 Laureate Education, Inc.
a
388,218
10,577 La-Z-Boy, Inc. 335,291
565 Lear Corporation 59,127
28,351 Levi Strauss & Company 574,958
265 Lithia Motors, Inc. 83,231
21,767 Lowe's Companies, Inc. 5,183,376
509 Lululemon Athletica, Inc.
a
86,805
203 M/I Homes, Inc.
a
25,414
3,476 Macy's, Inc. 67,747
12,653 Mattel, Inc.
a
232,562
2,333 McDonald's Corporation 696,237
4,434 MGM Resorts International
a
142,021
13,741 Modine Manufacturing Company
a
2,105,259
1,518 Mohawk Industries, Inc.
a
172,506
1,338 Murphy USA, Inc. 479,272
2,251 National Vision Holdings, Inc.
a
57,963
281 NVR, Inc.
a
2,026,240
19,619 O'Reilly Automotive, Inc.
a
1,852,818
389 Planet Fitness, Inc.
a
35,278
490 PulteGroup, Inc. 58,736
1,151 Ralph Lauren Corporation 367,929
416 Red Rock Resorts, Inc. 22,177
23,986 Ross Stores, Inc. 3,811,855
1,708 Service Corporation International/
US 142,635
29,345 SharkNinja, Inc.
a
2,508,998
28,457 Six Flags Entertainment
Corporation
a
653,942
3,477 Sonos, Inc.
a
59,700
135,492 Sony Group Corporation ADR 3,778,872
2,820 Stoneridge, Inc.
a
19,204
673 Strategic Education, Inc. 51,135
4,267 Tapestry, Inc. 468,602
344 Taylor Morrison Home Corporation
a
20,389
37,220 Tesla, Inc.
a
16,993,163
14,371 Texas Roadhouse, Inc. 2,350,808

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.5% Value
Consumer Discretionary  4.8% - continued
1,291 Toll Brothers, Inc. $ 174,220
2,298 TopBuild Corporation
a
970,859
1,573 Travel + Leisure Company 98,753
2,800 Ulta Beauty, Inc.
a
1,455,664
85 United Parks & Resorts, Inc.
a
4,114
44,379 Universal Technical Institute, Inc.
a
1,318,944
282 Urban Outfitters, Inc.
a
18,220
3,584 VF Corporation 50,319
31,842 Viking Holdings, Ltd.
a
1,937,586
464 Visteon Corporation 49,722
574 Wayfair, Inc.
a
59,415
11,610 Wingstop, Inc. 2,515,074
293 Winmark Corporation 118,129
70,331 Wyndham Hotels & Resorts, Inc. 5,164,405
19,691 Wynn Resorts, Ltd. 2,343,032
13,801 Yum China Holding, Inc. 597,031
1,427 Yum! Brands, Inc. 197,226
Total 152,703,610
Consumer Staples  1.5%
4,282 Albertsons Companies, Inc. 75,749
8,785 Altria Group, Inc. 495,298
1,555 Archer-Daniels-Midland Company 94,124
844 BellRing Brands, Inc.
a
25,430
22,175 BJ's Wholesale Club Holdings,
Inc.
a
1,957,165
4,900 Casey's General Stores, Inc. 2,514,631
1,762 Central Garden & Pet Company,
Class A
a
49,001
15,105 Church & Dwight Company, Inc. 1,324,557
4,740 Colgate-Palmolive Company 365,217
7,245 Conagra Brands, Inc. 124,542
526 Costco Wholesale Corporation 479,423
351,296 Coty, Inc.
a
1,394,645
1,962 Darling Ingredients, Inc.
a
62,882
2,924 e.l.f. Beauty, Inc.
a
357,137
785 Ingredion, Inc. 90,597
9,219 J & J Snack Foods Corporation 780,388
15,593 John B. Sanfilippo & Son, Inc. 978,929
188,262 Kenvue, Inc. 2,705,325
164,553 Keurig Dr Pepper, Inc. 4,469,259
1,093 Kimberly-Clark Corporation 130,843
308 Kraft Heinz Company 7,617
1,657 Kroger Company 105,435
23,042 Maplebear, Inc.
a
849,328
5,938 Marzetti Company 931,019
1,650 McCormick & Company, Inc. 105,864
5,434 Monster Beverage Corporation
a
363,154
6,600 Philip Morris International, Inc. 952,578
726 Primo Brands Corporation 15,950
23,223 Procter & Gamble Company 3,492,043
5,096 Smithfield Foods, Inc. 112,927
145 Sprouts Farmers Markets, Inc.
a
11,449
82,838 Sysco Corporation 6,153,207
12,806 Turning Point Brands, Inc. 1,151,259
1,492 Tyson Foods, Inc. 76,704
104,129 Unilever plc ADR 6,267,525
487 US Foods Holding Corporation
a
35,366
22,303 Vita Coco Company, Inc.
a
918,438
62,509 Walmart, Inc. 6,324,661
Total 46,349,666
Energy  1.6%
63,214 Antero Midstream Corporation 1,090,442
Shares Common Stock  45.5% Value
Energy  1.6% - continued
4,409 Antero Resources Corporation
a
$ 136,282
6,156 APA Corporation 139,433
2,432 Archrock, Inc. 61,457
16,181 Baker Hughes Company 783,322
707 Cactus, Inc. 31,228
722 California Resources Corporation 34,057
7,612 Cheniere Energy, Inc. 1,613,744
768 Chord Energy Corporation 69,673
3,800 Civitas Resources, Inc. 109,554
66,032 ConocoPhillips 5,867,604
40,625 Coterra Energy, Inc. 961,188
160,106 Devon Energy Corporation 5,201,844
11,070 DHT Holdings, Inc. 147,010
4,010 Diamondback Energy, Inc. 574,192
1,957 DT Midstream, Inc. 214,272
184,531 Enterprise Products Partners, LP 5,681,709
6,284 EOG Resources, Inc. 665,099
2,132 EQT Corporation 114,233
27,504 Expand Energy Corporation 2,841,438
98,390 Exxon Mobil Corporation 11,251,880
3,061 Gulfport Energy Corporation
a
569,377
120,349 Halliburton Company 3,230,167
13,363 Hess Midstream, LP 453,674
1,837 HF Sinclair Corporation 94,789
34,101 Kinder Morgan, Inc. 893,105
1,709 Kodiak Gas Services, Inc. 63,028
17,302 Marathon Petroleum Corporation 3,372,333
18,538 Matador Resources Company 731,509
14,487 Noble Corporation plc 425,193
1,109 Occidental Petroleum Corporation 45,691
360 Oceaneering International, Inc.
a
8,384
3,043 ONEOK, Inc. 203,881
8,939 Ovintiv, Inc. 335,302
1,498 Par Pacific Holdings, Inc.
a
59,890
7,435 Permian Resources Corporation 93,384
2,379 Phillips 66 323,877
3,695 Range Resources Corporation 131,357
367 Ranger Energy Services, Inc. 5,043
4,157 Ring Energy, Inc.
a
3,970
832 Scorpio Tankers, Inc. 51,334
1,338 SM Energy Company 27,951
2,377 Talos Energy, Inc.
a
23,318
158 Targa Resources Corporation 24,338
66,198 TechnipFMC plc 2,737,287
677 Valero Energy Corporation 114,792
19,398 Williams Companies, Inc. 1,122,562
Total 52,735,197
Financials  6.3%
308 1st Source Corporation 18,307
3,114 Affiliated Managers Group, Inc. 741,007
1,408 Affirm Holdings, Inc.
a
101,207
830 Aflac, Inc. 88,968
57,951 AGNC Investment Corporation 579,510
22,333 Allstate Corporation 4,277,216
66,746 Ally Financial, Inc. 2,601,092
14,064 Amalgamated Financial
Corporation 383,385
5,800 Amerant Bancorp, Inc. 97,266
9,496 American Express Company 3,425,492
41,391 American International Group, Inc. 3,268,233
5,825 Ameriprise Financial, Inc. 2,637,385
431 Ameris Bancorp 30,868
4,307 Annaly Capital Management, Inc. 91,179
24,199 Arch Capital Group, Ltd. 2,088,616

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.5% Value
Financials  6.3% - continued
11,500 Ares Management Corporation $ 1,710,165
4,117 Arthur J. Gallagher & Company 1,027,150
2,726 Artisan Partners Asset
Management, Inc. 119,017
19,279 Associated Banc-Corp 477,541
748 Assurant, Inc. 158,367
24,435 Atlantic Union Bankshares
Corporation 794,626
1,034 Axis Capital Holdings, Ltd. 96,844
228,057 Bank of America Corporation 12,189,647
8,959 Bank of N.T. Butterfield & Son, Ltd. 414,443
45,975 Bank of New York Mellon
Corporation 4,962,082
895 Bank OZK 40,266
1,188 BankFinancial Corporation 13,127
549 BankUnited, Inc. 22,004
1,530 Bar Harbor Bankshares 44,875
1,724 BCB Bancorp, Inc. 13,689
16,621 Beacon Financial Corporation 404,555
6,152 Berkshire Hathaway, Inc.
a
2,937,826
624 BlackRock, Inc. 675,673
1,167 Blackstone Mortgage Trust, Inc. 21,566
56 Block, Inc.
a
4,253
8,468 Blue Owl Capital, Inc. 133,540
1,107 Bread Financial Holdings, Inc. 69,354
43,809 Bridgewater Bancshares, Inc.
a
721,096
550 Brown & Brown, Inc. 43,857
1,052 Burke & Herbert Financial Services
Corporation 61,921
2,095 Business First Bancshares, Inc. 51,369
7,132 Byline Bancorp, Inc. 190,710
352 C&F Financial Corporation 24,080
1,714 Cadence Bank 64,686
554 California BanCorp
a
10,243
187 Camden National Corporation 7,134
664 Capital City Bank Group, Inc. 25,830
42,050 Capital One Financial Corporation 9,250,580
9,033 Capitol Federal Financial, Inc. 54,559
10,657 Carlyle Group, Inc. 568,231
139 Cathay General Bancorp 6,318
4,397 Central Pacific Financial
Corporation 125,358
121,148 Charles Schwab Corporation 11,450,909
160 ChoiceOne Financial Services, Inc. 4,582
16,016 Chubb, Ltd. 4,435,471
1,156 Cincinnati Financial Corporation 178,706
6,341 Citigroup, Inc. 641,899
1,194 Citizens Financial Group, Inc. 60,739
2,150 Civista Bancshares, Inc. 46,290
688 CNB Financial Corporation 16,925
4,199 CNO Financial Group, Inc. 168,044
1,116 Coinbase Global, Inc.
a
383,659
2,497 Colony Bankcorp, Inc. 39,927
2,985 Columbia Banking System, Inc. 79,998
1,384 Commerce Bancshares, Inc. 72,840
118 Community Financial System, Inc. 6,547
5,088 Community Trust Bancorp, Inc. 260,480
627 Community West Bancshares 13,280
1,373 ConnectOne Bancorp, Inc. 33,034
614 Cullen/Frost Bankers, Inc. 75,608
203 Dave, Inc.
a
48,582
149 Diamond Hill Investment Group,
Inc. 19,124
23,757 Donnelley Financial Solutions, Inc.
a
1,091,634
2,940 Dynex Capital, Inc. 38,926
Shares Common Stock  45.5% Value
Financials  6.3% - continued
1,968 East West Bancorp, Inc. $ 199,949
1,168 Eastern Bankshares, Inc. 20,475
1,696 Enact Holdings, Inc. 60,581
10,337 Enova International, Inc.
a
1,235,995
14,960 Enterprise Financial Services
Corporation 783,455
7,367 Equitable Holdings, Inc. 363,930
3,376 Essent Group, Ltd. 204,484
564 Euronet Worldwide, Inc.
a
42,785
922 Evercore, Inc. 271,584
2,944 F.N.B. Corporation 46,280
3,128 Farmers National Banc
Corporation 40,601
7,151 Federal Agricultural Mortgage
Corporation 1,134,435
4,969 Federated Hermes, Inc. 240,897
1,270 Fidelity National Information
Services, Inc. 79,400
2,268 Fifth Third Bancorp 94,394
4,153 Financial Institutions, Inc. 118,070
2,411 First American Financial
Corporation 150,712
3,663 First Bancorp/Puerto Rico 71,392
1,782 First Citizens BancShares, Inc./NC 3,251,829
4,887 First Financial Bancorp 114,405
808 First Financial Bankshares, Inc. 24,959
2,274 First Financial Corporation 121,250
506 First Hawaiian, Inc. 12,412
6,390 First Horizon Corporation 136,490
1,889 First Internet Bancorp 33,511
2,014 First Merchants Corporation 71,457
2,285 First Mid-Illinois Bancshares, Inc. 81,643
663 FirstCash Holdings, Inc. 105,086
5,307 Fiserv, Inc.
a
353,924
1,051 Flagstar Bank NA 12,002
3,267 Flushing Financial Corporation 44,660
977 Flywire Corporation
a
13,014
3,921 Franklin Resources, Inc. 88,654
14,320 Fulton Financial Corporation 248,738
4,038 Genworth Financial, Inc.
a
34,081
39,027 Glacier Bancorp, Inc. 1,594,253
552 Global Life, Inc. 72,594
679 Global Payments, Inc. 52,799
4,394 Great Southern Bancorp, Inc. 244,746
99 Hamilton Lane, Inc. 11,282
634 Hancock Whitney Corporation 36,208
298 Hanover Insurance Group, Inc. 50,922
2,194 Hartford Insurance Group, Inc. 272,451
234 HBT Financial, Inc. 5,707
2,497 Heritage Financial Corporation 55,408
383 Home Bancorp, Inc. 20,356
1,579 Home BancShares, Inc. 42,175
4,129 Hometrust Bancshares, Inc. 162,311
6,540 Horizon Bancorp, Inc. 102,024
26,308 Houlihan Lokey, Inc. 4,711,237
4,764 Huntington Bancshares, Inc./OH 73,556
52 Independent Bank Corporation/MA 3,499
2,722 Independent Bank Corporation/MI 82,259
35,138 Intercontinental Exchange, Inc. 5,140,338
59,089 Invesco, Ltd. 1,400,409
116 Jack Henry & Associates, Inc. 17,277
832 Jackson Financial, Inc. 83,874
36,748 Janus Henderson Group plc 1,600,743
732 Jefferies Financial Group, Inc. 38,672
56,639 JPMorgan Chase & Company 17,621,526

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.5% Value
Financials  6.3% - continued
7,495 Kearny Financial Corporation/MD $ 47,893
203,768 KeyCorp 3,584,279
2,021 Ladder Capital Corporation 21,362
3,565 Lazard, Inc. 173,972
2,205 LendingClub Corporation
a
38,345
5,834 Lincoln National Corporation 245,028
310 Loews Corporation 30,864
16,554 M&T Bank Corporation 3,043,784
557 MarketAxess Holdings, Inc. 89,153
7,229 Marsh & McLennan Companies,
Inc. 1,287,846
1,499 Mastercard, Inc. 827,433
2,315 Mercantile Bank Corporation 101,513
46,800 MetLife, Inc. 3,735,576
41,457 MGIC Investment Corporation 1,136,751
2,552 Midland States Bancorp, Inc. 37,361
8,768 MidWestOne Financial Group, Inc. 324,328
3,245 Moody's Corporation 1,558,574
824 Morningstar, Inc. 174,935
446 MSCI, Inc. 262,493
24,372 Nasdaq, Inc. 2,083,562
1,749 National Bank Holdings
Corporation 62,369
9,039 NMI Holdings, Inc.
a
329,291
577 Northeast Bank 49,784
2,035 Northeast Community Bancorp,
Inc. 39,967
13,879 Northern Trust Corporation 1,785,811
4,598 Northfield Bancorp, Inc. 46,992
20,233 Northwest Bancshares, Inc. 236,928
5,848 OFG Bancorp 226,084
89,100 Old National Bancorp 1,820,313
66,617 Old Republic International
Corporation 2,628,707
16,278 Old Second Bancorp, Inc. 292,190
6,096 OneMain Holdings, Inc. 360,822
1,696 Orange County Bancorp, Inc. 41,467
1,318 Origin Bancorp, Inc. 45,682
2,712 Orrstown Financial Services, Inc. 90,255
489 Palomar Holdings, Inc.
a
55,751
26 Park National Corporation 3,957
796 Paymentus Holdings, Inc.
a
22,766
1,369 PCB Bancorp 28,845
1,787 Peoples Bancorp, Inc./OH 51,108
945 Peoples Financial Services
Corporation 42,090
4,154 Pinnacle Financial Partners, Inc. 353,962
411 PNC Financial Services Group,
Inc. 75,028
4,980 Popular, Inc. 555,121
1,391 Principal Financial Group, Inc. 116,900
4,818 Progressive Corporation 992,508
846 Prosperity Bancshares, Inc. 55,684
18,985 Provident Financial Services, Inc. 347,236
1,466 Prudential Financial, Inc. 152,464
5,527 Radian Group, Inc. 187,586
2,739 Regions Financial Corporation 66,284
947 Reinsurance Group of America,
Inc. 172,790
424 RenaissanceRe Holdings, Ltd. 107,734
309 Renasant Corporation 10,392
14,947 Rithm Capital Corporation 163,969
29,056 RLI Corporation 1,713,142
43,102 Robinhood Markets, Inc.
a
6,326,512
723 S&T Bancorp, Inc. 26,491
Shares Common Stock  45.5% Value
Financials  6.3% - continued
20,611 SEI Investments Company $ 1,661,453
7,298 Selective Insurance Group, Inc. 549,831
282 ServisFirst Bancshares, Inc. 19,816
6,117 Shore Bancshares, Inc. 95,486
1,654 Sierra Bancorp 47,602
4,485 Simmons First National
Corporation 77,949
408 South Plains Financial, Inc. 14,892
1,771 Southern Missouri Bancorp, Inc. 92,871
3,508 SouthState Bank Corporation 310,984
1,103 Starwood Property Trust, Inc. 20,053
2,847 StepStone Group, Inc. 173,325
5,287 Stifel Financial Corporation 626,139
165 StoneX Group, Inc.
a
15,167
1,492 Synchrony Financial 110,975
2,889 Synovus Financial Corporation 128,965
4,703 Texas Capital Bancshares, Inc.
a
394,300
810 Third Coast Bancshares, Inc.
a
29,768
19,829 Toast, Inc.
a
716,620
1,188 Tompkins Financial Corporation 75,390
2,415 Towne Bank/Portsmouth, VA 78,512
6,305 TPG RE Finance Trust, Inc. 54,538
633 TPG, Inc. 34,840
9,617 Tradeweb Markets, Inc. 1,013,536
43,649 Triumph Financial, Inc.
a
2,377,125
1,722 Trustmark Corporation 64,093
29,109 U.S. Bancorp 1,358,808
817 UMB Financial Corporation 87,321
1,210 United Bankshares, Inc. 43,306
3,356 United Community Banks, Inc. 97,995
889 Unity Bancorp, Inc. 40,370
1,934 Univest Financial Corporation 56,782
8,453 Unum Group 620,619
3,810 Valley National Bancorp 41,415
1,733 Virtu Financial, Inc. 60,378
37,293 Visa, Inc. 12,707,217
12,029 Voya Financial, Inc. 895,679
515 WaFd, Inc. 14,950
1,867 Washington Trust Bancorp, Inc. 50,857
2,151 Webster Financial Corporation 122,693
165,151 Wells Fargo & Company 14,363,182
11,484 WesBanco, Inc. 345,668
1,099 Western Alliance Bancorp 85,008
13,317 Western Union Company 124,248
3 White Mountains Insurance Group,
Ltd. 5,714
224 Willis Towers Watson plc 70,134
14,753 Wintrust Financial Corporation 1,918,185
4,664 WisdomTree, Inc. 55,781
214 WSFS Financial Corporation 11,147
35,685 Zions Bancorp NA 1,859,545
Total 202,848,943
Health Care  5.0%
4,632 4D Molecular Therapeutics, Inc.
a
53,268
16,835 AbbVie, Inc. 3,670,703
2,941 Adaptive Biotechnologies
Corporation
a
51,056
99,572 ADMA Biologics, Inc.
a
1,541,374
22,701 Agilent Technologies, Inc. 3,322,518
738 Agios Pharmaceuticals, Inc.
a
31,911
109 Align Technology, Inc.
a
15,029
541 Alkermes plc
a
16,609
2,729 Alnylam Pharmaceuticals, Inc.
a
1,244,533
12,694 Amgen, Inc. 3,788,270

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.5% Value
Health Care  5.0% - continued
649 Amicus Therapeutics, Inc.
a
$ 5,860
9,837 Amneal Pharmaceuticals, Inc.
a
106,436
895 AnaptysBio, Inc.
a
32,739
4,064 ANI Pharmaceuticals, Inc.
a
368,198
1,005 Anika Therapeutics, Inc.
a
9,799
2,310 Arcus Biosciences, Inc.
a
45,553
1,165 Argenx SE ADR
a
953,553
532 Artivion, Inc.
a
24,137
2,790 Aurinia Pharmaceuticals, Inc.
a
36,744
139,567 Avantor, Inc.
a
1,649,682
1,288 Azenta, Inc.
a
38,898
6,942 Biogen, Inc.
a
1,070,942
881 Biohaven, Ltd.
a
15,153
28,417 BioMarin Pharmaceutical, Inc.
a
1,522,299
4,072 Bio-Techne Corporation 254,785
34,800 Boston Scientific Corporation
a
3,505,056
303 Bruker Corporation 11,799
431 Cardinal Health, Inc. 82,222
2,167 CareDx, Inc.
a
32,505
3,776 Caribou Biosciences, Inc.
a
9,138
8,476 Cencora, Inc. 2,863,278
1,809 Charles River Laboratories
International, Inc.
a
325,747
17,304 Cigna Group 4,229,271
71,796 Concentra Group Holdings Parent,
Inc. 1,430,176
4,557 Cooper Companies, Inc.
a
318,580
14,820 CorVel Corporation
a
1,095,939
24,223 Danaher Corporation 5,217,150
3,792 Denali Therapeutics, Inc.
a
61,734
6,168 Dentsply Sirona, Inc. 77,779
7,210 Dexcom, Inc.
a
419,766
1,266 Doximity, Inc.
a
83,556
2,500 Dyne Therapeutics, Inc.
a
56,450
1,809 Edwards Lifesciences Corporation
a
149,152
11,511 Elanco Animal Health, Inc.
a
254,969
12,171 Eli Lilly & Company 10,501,869
3,613 Enanta Pharmaceuticals, Inc.
a
39,599
35,063 Encompass Health Corporation 3,991,923
2,774 Fate Therapeutics, Inc.
a
3,745
7,268 Fortrea Holdings, Inc.
a
76,023
1,469 GE HealthCare Technologies, Inc. 110,102
39,461 Gilead Sciences, Inc. 4,727,033
5,046 GoodRx Holdings, Inc.
a
17,005
5,622 Halozyme Therapeutics, Inc.
a
366,498
20,556 HealthEquity, Inc.
a
1,944,187
501 Henry Schein, Inc.
a
31,663
34 Hims & Hers Health, Inc.
a
1,546
384 Hologic, Inc.
a
28,381
1,185 Humana, Inc. 329,655
5,248 IDEXX Laboratories, Inc.
a
3,303,668
12,671 Illumina, Inc.
a
1,565,375
6,544 Incyte Corporation
a
611,733
14,519 Indivior plc
a
426,423
967 Insmed, Inc.
a
183,343
2,263 Insulet Corporation
a
708,342
7,733 Intuitive Surgical, Inc.
a
4,131,587
1,056 Ionis Pharmaceuticals, Inc.
a
78,461
1,194 IQVIA Holding, Inc.
a
258,453
702 Jazz Pharmaceuticals, Inc.
a
96,623
74,026 Johnson & Johnson 13,981,291
6,259 Kura Oncology, Inc.
a
64,280
21,974 Labcorp Holdings, Inc. 5,580,517
8,041 LeMaitre Vascular, Inc. 696,431
3,626 Medpace Holdings, Inc.
a
2,120,884
Shares Common Stock  45.5% Value
Health Care  5.0% - continued
40,363 Medtronic plc $ 3,660,924
87,590 Merck & Company, Inc. 7,530,988
22,735 Merit Medical Systems, Inc.
a
1,990,222
1,436 Mettler-Toledo International, Inc.
a
2,033,792
2,012 Myriad Genetics, Inc.
a
16,176
7,620 Natera, Inc.
a
1,515,847
8,975 Neurocrine Biosciences, Inc.
a
1,285,310
424 Option Care Health, Inc.
a
11,037
6,384 Organon & Company 43,092
14,125 Penumbra, Inc.
a
3,211,601
1,002 Perrigo Company plc 20,781
20,598 Pfizer, Inc. 507,741
705 Prestige Consumer Healthcare,
Inc.
a
42,723
35,791 Progyny, Inc.
a
669,650
2,462 Prothena Corporation plc
a
26,467
2,323 QIAGEN NV 108,833
185 Quest Diagnostics, Inc. 32,551
3,716 REGENXBIO, Inc.
a
47,453
9,307 Relay Therapeutics, Inc.
a
66,452
14,891 Repligen Corporation
a
2,219,652
181 ResMed, Inc. 44,685
48 Revvity, Inc. 4,492
124 Rigel Pharmaceuticals, Inc.
a
3,916
4,002 Rocket Pharmaceuticals, Inc.
a
15,088
22,294 Royalty Pharma plc 836,917
89,416 Sanofi SA ADR 4,522,661
512 SIGA Technologies, Inc. 4,239
1,244 Sotera Health Company
a
20,650
24,657 STERIS plc 5,811,655
63,990 Stevanato Group SPA 1,613,828
4,523 Stryker Corporation 1,611,274
131 Supernus Pharmaceuticals, Inc.
a
7,222
8,784 Teleflex, Inc. 1,093,344
4,099 Tenet Healthcare Corporation
a
846,403
3,175 Thermo Fisher Scientific, Inc. 1,801,463
44,953 Twist Bioscience Corporation
a
1,478,504
4,999 UFP Technologies, Inc.
a
963,007
2,894 United Therapeutics Corporation
a
1,289,074
13,208 UnitedHealth Group, Inc. 4,511,324
945 Universal Health Services, Inc. 205,074
1,250 Vaxcyte, Inc.
a
56,600
454 Veeva Systems, Inc.
a
132,205
16,042 Vericel Corporation
a
562,433
4,450 Vertex Pharmaceuticals, Inc.
a
1,893,787
35,055 Viatris, Inc. 363,170
1,848 Viemed Healthcare, Inc.
a
11,938
1,234 Viking Therapeutics, Inc.
a,b
46,991
51,014 Waystar Holding Corporation
a
1,828,852
4,633 West Pharmaceutical Services,
Inc. 1,306,830
3,842 Xencor, Inc.
a
56,516
1,714 Xenon Pharmaceuticals, Inc.
a
71,851
50,050 Zimmer Biomet Holdings, Inc. 5,033,028
Total 159,161,269
Industrials  5.8%
3,022 A.O. Smith Corporation 199,422
7,080 Acuity, Inc. 2,584,554
10,821 Advanced Drainage Systems, Inc. 1,515,481
2,039 AECOM 273,940
5,240 AGCO Corporation 540,558
551 Alaska Air Group, Inc.
a
22,993
1,539 Allegheny Technologies, Inc.
a
152,315
2,181 Allegion plc 361,544

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.5% Value
Industrials  5.8% - continued
2,028 Allison Transmission Holdings, Inc. $ 167,411
68,676 Amentum Holdings, Inc.
a
1,539,029
18,518 AMETEK, Inc. 3,742,673
2,180 API Group Corporation
a
80,268
363 Applied Industrial Technologies,
Inc. 93,324
847 Arcosa, Inc. 86,394
2,021 Armstrong World Industries, Inc. 384,859
18,720 Atmus Filtration Technologies, Inc. 851,386
8,763 Automatic Data Processing, Inc. 2,281,009
4,436 Axon Enterprise, Inc.
a
3,248,172
272 AZZ, Inc. 27,159
23,141 Badger Infrastructure Solutions,
Ltd. 1,214,179
52,682 Barrett Business Services, Inc. 2,132,041
2,223 Brady Corporation 168,748
92 Brink's Company 10,227
203 Broadridge Financial Solutions,
Inc. 44,741
30,366 BWX Technologies, Inc. 6,486,481
1,576 C.H. Robinson Worldwide, Inc. 242,688
7,426 Casella Waste Systems, Inc.
a
657,721
15,857 Caterpillar, Inc. 9,153,612
15,280 CECO Environmental Corporation
a
747,039
7,360 Clean Harbors, Inc.
a
1,549,354
324,633 CNH Industrial NV 3,405,400
1,149 Copart, Inc.
a
49,418
3,966 CRA International, Inc. 755,483
175,026 CSX Corporation 6,304,436
724 Cummins, Inc. 316,880
1,781 Curtiss-Wright Corporation 1,060,995
118,022 Delta Air Lines, Inc. 6,772,102
3,993 DNOW, Inc.
a
58,697
732 Donaldson Company, Inc. 61,671
114 Dycom Industries, Inc.
a
32,808
3,847 EMCOR Group, Inc. 2,599,726
1,726 Energy Recovery, Inc.
a
29,532
44,253 Enerpac Tool Group Corporation 1,816,143
1,228 EnerSys 154,924
8,304 EnPro, Inc. 1,926,611
17,242 ExlService Holdings, Inc.
a
674,162
9,728 Expeditors International of
Washington, Inc. 1,185,843
152,180 Fastenal Company 6,262,207
9,825 Federal Signal Corporation 1,159,645
4,678 Ferguson Enterprises, Inc. 1,162,483
91,979 Flowserve Corporation 6,277,567
18,973 Fluor Corporation
a
925,313
13,934 Fortive Corporation 701,438
1,263 Fortune Brands Innovations, Inc. 64,160
89,743 Gates Industrial Corporation plc
a
1,981,525
462 Generac Holdings, Inc.
a
77,625
16,728 General Dynamics Corporation 5,769,487
6,108 General Electric Company 1,887,067
308 Gorman-Rupp Company 13,851
7,098 Graco, Inc. 580,403
11,306 Great Lakes Dredge & Dock
Corporation
a
128,323
7,492 Griffon Corporation 554,483
29,521 Helios Technologies, Inc. 1,634,283
72,352 Hexcel Corporation 5,165,933
905 HNI Corporation 37,033
22,675 Honeywell International, Inc. 4,565,158
19,808 Howmet Aerospace, Inc. 4,079,458
2,892 Hudson Technologies, Inc.
a
26,245
Shares Common Stock  45.5% Value
Industrials  5.8% - continued
7,795 Huron Consulting Group, Inc.
a
$ 1,281,810
8,590 ICF International, Inc. 689,605
596 IDEX Corporation 102,190
2,367 IES Holdings, Inc.
a
927,580
1,499 Ingersoll Rand, Inc. 114,419
282 Insteel Industries, Inc. 8,810
2,283 ITT Corporation 422,515
23,860 Jacobs Solutions, Inc. 3,717,627
20,087 JB Hunt Transport Services, Inc. 3,391,891
2,367 Johnson Controls International plc 270,761
1,263 Kirby Corporation
a
130,695
591 Knight-Swift Transportation
Holdings, Inc. 26,666
14,997 Korn Ferry 970,306
17,286 L3Harris Technologies, Inc. 4,997,383
1,512 Legalzoom.com, Inc.
a
15,075
14,529 Legence Corporation
a,b
601,065
8,674 Leidos Holdings, Inc. 1,652,137
19,044 Limbach Holdings, Inc.
a
1,799,277
5,683 Lincoln Electric Holdings, Inc. 1,332,379
521 LSI Industries, Inc. 11,926
9,872 Lyft, Inc.
a
201,981
17,918 Masco Corporation 1,160,370
235 MasTec, Inc.
a
47,978
72,096 Masterbrand, Inc.
a
910,572
498 Maximus, Inc. 41,394
2,469 McGrath RentCorp 265,269
1,104 Middleby Corporation
a
137,150
10,881 Moog, Inc. 2,228,973
12,283 MSC Industrial Direct Company,
Inc. 1,042,950
36,110 Mueller Water Products, Inc. 926,583
3,306 NEXTracker, Inc.
a
334,633
53 Nordson Corporation 12,293
22,569 nVent Electric plc 2,580,765
16,525 Old Dominion Freight Line, Inc. 2,320,440
2,619 Oshkosh Corporation 322,896
7,440 Otis Worldwide Corporation 690,134
7,535 Parker-Hannifin Corporation 5,823,274
145 Paylocity Holding Corporation
a
20,484
5,652 Pentair plc 601,090
593 Pitney Bowes, Inc. 5,859
183 Primoris Services Corporation 25,898
5,433 Quanta Services, Inc. 2,440,123
3,302 RBC Bearings, Inc.
a
1,415,006
252 Regal Rexnord Corporation 35,504
3,950 Republic Services, Inc. 822,548
4,743 REV Group, Inc. 243,174
12,572 Rockwell Automation, Inc. 4,631,022
81 Ryder System, Inc. 13,708
2,710 Sensata Technologies Holding plc 86,259
5,068 Shoals Technologies Group, Inc.
a
53,265
471 SkyWest, Inc.
a
47,326
31,194 Southwest Airlines Company 945,178
396 SPX Technologies, Inc.
a
88,660
1,155 SS&C Technologies Holdings, Inc. 98,083
2,765 Stanley Black & Decker, Inc. 187,246
2,376 Sterling Construction Company,
Inc.
a
897,890
1,318 Textron, Inc. 106,508
20,327 Timken Company 1,595,873
1,666 Toro Company 124,500
1,547 Trane Technologies plc 694,062
17,827 TransUnion 1,447,196
17,054 Trex Company, Inc.
a
824,049

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.5% Value
Industrials  5.8% - continued
39,592 Uber Technologies, Inc.
a
$ 3,820,628
9,644 UFP Industries, Inc. 888,502
645 UL Solutions, Inc. 50,226
578 UniFirst Corporation/MA 89,214
4,743 Union Pacific Corporation 1,045,215
1,588 United Airlines Holdings, Inc.
a
149,335
27,384 United Parcel Service, Inc. 2,640,365
1,533 United Rentals, Inc. 1,335,519
2,495 Upwork, Inc.
a
39,770
4,075 Veralto Corporation 402,121
10,364 Verisk Analytics, Inc. 2,267,229
2,718 Verra Mobility Corporation
a
63,085
1,013 Wabtec Corporation 207,098
2,335 Waste Management, Inc. 466,463
2,633 Watsco, Inc. 968,970
18,351 Werner Enterprises, Inc. 480,796
135 WESCO International, Inc. 35,037
7,585 Xylem, Inc. 1,144,197
2,601 Zurn Elkay Water Solutions
Corporation 122,533
Total 185,996,426
Information Technology  12.4%
708 ACM Research, Inc.
a
29,354
3,657 Adobe, Inc.
a
1,244,514
23,408 Advanced Micro Devices, Inc.
a
5,995,257
10,124 Agilysys, Inc.
a
1,270,157
1,126 Ambarella, Inc.
a
95,969
3,540 Amkor Technology, Inc. 114,271
53,096 Amphenol Corporation 7,398,397
5,574 Analog Devices, Inc. 1,305,041
165,312 Apple, Inc. 44,695,405
6,298 Applied Materials, Inc. 1,468,064
6,246 AppLovin Corporation
a
3,980,763
29,219 Arista Networks, Inc.
a
4,607,544
318 Arrow Electronics, Inc.
a
35,473
158 Astera Labs, Inc.
a
29,495
12,508 Autodesk, Inc.
a
3,769,161
7,296 Bel Fuse, Inc. 1,123,511
291 BILL Holdings, Inc.
a
14,451
13,819 BlackLine, Inc.
a
791,138
57,178 Broadcom, Inc. 21,134,704
3,067 Cadence Design Systems, Inc.
a
1,038,762
177 Calix, Inc.
a
12,110
799 Ciena Corporation
a
151,746
1,438 Cirrus Logic, Inc.
a
190,751
151,445 Cisco Systems, Inc. 11,072,144
25,103 Cognex Corporation 1,039,013
772 Cognizant Technology Solutions
Corporation 56,263
12,189 Coherent Corporation
a
1,608,460
5,055 CommScope Holding Company,
Inc.
a
87,451
2,502 CommVault Systems, Inc.
a
348,328
58,613 CompoSecure, Inc.
a
1,164,054
2,862 Corning, Inc. 254,947
22,976 Crane NXT Company 1,453,232
180 Credo Technology Group Holding,
Ltd.
a
33,772
106 CTS Corporation 4,400
3,606 CyberArk Software, Ltd.
a
1,877,933
10,365 Datadog, Inc.
a
1,687,526
10,455 Descartes Systems Group, Inc.
a
922,236
24,914 DigitalOcean Holdings, Inc.
a
1,013,003
18,441 DocuSign, Inc.
a
1,348,775
Shares Common Stock  45.5% Value
Information Technology  12.4% - continued
1,200 Dolby Laboratories, Inc. $ 79,584
44,798 Dropbox, Inc.
a
1,299,142
34,667 Dynatrace Holdings, LLC
a
1,753,110
2,829 Enphase Energy, Inc.
a
86,313
314 EPAM Systems, Inc.
a
51,352
796 F5, Inc.
a
201,428
6,119 Fabrinet
a
2,695,848
391 First Solar, Inc.
a
104,373
9,666 Flex, Ltd.
a
604,318
10,207 Fortinet, Inc.
a
882,191
2,824 Gen Digital, Inc. 74,441
28,515 Gitlab, Inc.
a
1,390,106
12,698 Guidewire Software, Inc.
a
2,966,761
9,929 Hewlett Packard Enterprise
Company 242,466
2,604 HubSpot, Inc.
a
1,280,960
29,785 I3 Verticals, Inc.
a
915,889
4,839 Impinj, Inc.
a
978,252
21,188 International Business Machines
Corporation 6,513,403
38 Itron, Inc.
a
3,813
1,904 Jabil, Inc. 420,575
82,791 JFrog, Ltd.
a
3,930,917
5,202 Keysight Technologies, Inc.
a
951,758
892 KLA Corporation 1,078,196
15,916 Knowles Corporation
a
375,777
16,088 Lam Research Corporation 2,533,216
22,522 Lattice Semiconductor
Corporation
a
1,643,205
4,563 Littelfuse, Inc. 1,110,223
100 Lumentum Holdings, Inc.
a
20,156
230 MACOM Technology Solutions
Holdings, Inc.
a
34,070
81 Manhattan Associates, Inc.
a
14,748
16,140 Marvell Technology, Inc. 1,512,964
1,824 Microchip Technology, Inc. 113,854
34,788 Micron Technology, Inc. 7,784,511
112,767 Microsoft Corporation 58,391,880
551 Mirion Technologies, Inc.
a
16,183
8,450 MKS, Inc. 1,214,349
8,526 Monday.com, Ltd.
a
1,749,876
2,283 Monolithic Power Systems, Inc. 2,294,415
5,843 Motorola Solutions, Inc. 2,376,406
4,660 Napco Security Technologies, Inc. 205,739
1,745 NetApp, Inc. 205,526
235,104 Nokia Oyj ADR 1,624,569
328,582 NVIDIA Corporation 66,534,569
1,970 NXP Semiconductors NV 411,966
1,445 ON Semiconductor Corporation
a
72,366
26,142 Onto Innovation, Inc.
a
3,528,124
19,195 Oracle Corporation 5,040,799
42,118 Palantir Technologies, Inc.
a
8,443,395
45,045 Pegasystems, Inc. 2,867,114
5,092 Plexus Corporation
a
712,371
9,192 PTC, Inc.
a
1,824,980
279 Q2 Holdings, Inc.
a
17,231
17,035 Qorvo, Inc.
a
1,616,962
48,301 Qualcomm, Inc. 8,737,651
17,945 Ralliant Corporation 788,144
1,981 Rigetti Computing, Inc.
a
87,699
1,807 Salesforce, Inc. 470,561
113,478 Samsung Electronics Company,
Ltd. 8,542,195
9,471 SAP SE ADR 2,462,555
8,596 ServiceNow, Inc.
a
7,902,131

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.5% Value
Information Technology  12.4% - continued
11,226 Silicon Laboratories, Inc.
a
$ 1,471,504
1,866 SkyWater Technology, Inc.
a
32,627
3,689 Skyworks Solutions, Inc. 286,709
4,650 Snowflake, Inc.
a
1,278,192
856 Synopsys, Inc.
a
388,470
35,803 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 10,756,295
42,257 TD SYNNEX Corporation 6,612,798
2,054 TE Connectivity plc 507,359
606 Teledyne Technologies, Inc.
a
319,253
1,210 Tenable Holdings, Inc.
a
35,114
7,559 Teradyne, Inc. 1,373,924
1,939 Texas Instruments, Inc. 313,071
56,213 Trimble, Inc.
a
4,482,987
32,609 TTM Technologies, Inc.
a
2,191,325
144 Twilio, Inc.
a
19,423
3,252 Tyler Technologies, Inc.
a
1,548,797
2,616 Unity Software, Inc.
a
99,146
921 Varonis Systems, Inc.
a
32,447
4,448 VeriSign, Inc. 1,066,630
28,562 Vontier Corporation 1,099,637
63,321 Weave Communications, Inc.
a
469,209
19,880 Western Digital Corporation 2,986,175
5,316 Zebra Technologies Corporation
a
1,431,333
15,528 Zoom Communications, Inc.
a
1,354,507
298 Zscaler, Inc.
a
98,680
Total 396,510,863
Materials  1.7%
10,350 Albemarle Corporation 1,016,681
3,181 Alcoa Corporation 117,029
140,108 Amcor plc 1,106,853
1,292 AptarGroup, Inc. 149,885
13,559 Ashland, Inc. 663,035
641 Avery Dennison Corporation 112,104
3,291 Avient Corporation 105,542
100,993 Axalta Coating Systems, Ltd.
a
2,875,271
3,975 Balchem Corporation 609,725
3,104 Ball Corporation 145,888
8,315 Celanese Corporation 319,629
83,479 CF Industries Holdings, Inc. 6,952,966
18,298 Coeur Mining, Inc.
a
314,177
1,512 Commercial Metals Company 89,752
28,377 Constellium SE
a
446,370
4,414 Corteva, Inc. 271,196
7,246 CRH plc 862,999
55,597 Crown Holdings, Inc. 5,402,916
10,761 DuPont de Nemours, Inc. 878,636
21,797 Eastman Chemical Company 1,297,357
9,633 Ecolab, Inc. 2,469,901
41,028 Element Solutions, Inc. 1,096,268
831 FMC Corporation 12,606
66,484 Freeport-McMoRan, Inc. 2,772,383
16,577 Greif, Inc. 943,066
60,904 Hecla Mining Company 783,834
5,630 Huntsman Corporation 46,616
1,150 Ingevity Corporation
a
61,778
721 International Flavors & Fragrances,
Inc. 45,401
128,012 Ivanhoe Mines, Ltd.
a
1,280,531
779 Kaiser Aluminum Corporation 70,523
1,123 Koppers Holdings, Inc. 31,691
6,412 Linde plc 2,682,140
2,237 Martin Marietta Materials, Inc. 1,371,505
Shares Common Stock  45.5% Value
Materials  1.7% - continued
1,060 Minerals Technologies, Inc. $ 60,155
9,767 Mosaic Company 268,104
553 MP Materials Corporation
a
34,889
42 NewMarket Corporation 32,252
7,190 Newmont Corporation 582,174
45,803 Nucor Corporation 6,872,740
2,108 O-I Glass, Inc.
a
23,799
14,335 Olin Corporation 296,735
4,438 Packaging Corporation of America 868,783
2,049 PPG Industries, Inc. 200,290
146 Reliance, Inc. 41,235
1,248 Royal Gold, Inc. 218,138
6,154 RPM International, Inc. 672,509
1,210 Scotts Miracle-Gro Company 64,759
2,259 Sealed Air Corporation 75,699
297 Sensient Technologies Corporation 28,004
5,669 Solstice Advanced Materials, Inc.
a
255,491
1,912 Sonoco Products Company 77,570
19,548 Steel Dynamics, Inc. 3,065,126
629 Stepan Company 27,267
10,419 Tronox Holdings plc 36,467
1,207 Vulcan Materials Company 349,427
21,374 West Fraser Timber Company, Ltd. 1,303,814
Total 52,861,681
Real Estate  1.3%
5,333 Agree Realty Corporation 389,362
1,577 Alexandria Real Estate Equities,
Inc. 91,813
684 Alpine Income Property Trust, Inc. 10,041
7,377 AvalonBay Communities, Inc. 1,283,008
14,230 Brixmor Property Group, Inc. 372,257
16,935 Broadstone Net Lease, Inc. 303,475
1,656 CareTrust REIT, Inc. 57,380
766 CBL & Associates Properties, Inc. 22,651
37,349 CBRE Group, Inc.
a
5,693,108
5,167 Chatham Lodging Trust 33,069
6,685 Colliers International Group, Inc. 1,066,458
2,108 Compass, Inc.
a
16,253
14,052 CoStar Group, Inc.
a
966,918
8,172 Cousins Properties, Inc. 211,900
61,659 Crown Castle, Inc. 5,562,875
3,617 Curbline Properties Corporation 83,408
55,266 Cushman and Wakefield plc
a
867,676
802 Digital Realty Trust, Inc. 136,669
16,882 Easterly Government Properties,
Inc. 364,989
12,466 EPR Properties 611,083
11,241 Equity Lifestyle Properties, Inc. 686,263
72,305 Essential Properties Realty Trust,
Inc. 2,160,473
761 Essex Property Trust, Inc. 191,597
7,478 Extra Space Storage, Inc. 998,612
622 Federal Realty Investment Trust 59,830
36,183 First Industrial Realty Trust, Inc. 2,000,196
1,676 Getty Realty Corporation 45,973
660 Global Net Lease, Inc. 5,029
223,114 Healthcare Realty Trust, Inc. 3,953,580
128,466 Host Hotels & Resorts, Inc. 2,058,025
420 Howard Hughes Holdings, Inc.
a
33,298
8,622 Independence Realty Trust, Inc. 137,349
26,231 Industrial Logistics Properties Trust 138,500
11,488 Innovative Industrial Properties,
Inc. 576,123
7,618 InvenTrust Properties Corporation 208,733

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.5% Value
Real Estate  1.3% - continued
1,523 Iron Mountain, Inc. $ 156,793
1,499 Jones Lang LaSalle, Inc.
a
457,330
2,466 Kimco Realty Corporation 50,948
127 Lamar Advertising Company 15,061
3,757 Macerich Company 64,433
44,083 Millrose Properties, Inc. 1,419,913
60 National Health Investors, Inc. 4,471
5,070 NetSTREIT Corporation 94,403
494 NNN REIT, Inc. 19,987
30,055 Outfront Media, Inc. 531,673
8,142 Park Hotels & Resorts, Inc. 83,781
2,832 Peakstone Realty Trust 38,260
32,248 Pebblebrook Hotel Trust 337,314
1,704 Postal Realty Trust, Inc. 25,236
528 RE/MAX Holdings, Inc.
a
4,187
850 Regency Centers Corporation 58,608
1,495 Rexford Industrial Realty, Inc. 61,773
9,180 RLJ Lodging Trust 62,424
1,127 RMR Group, Inc. 17,435
770 Ryman Hospitality Properties 66,921
56,642 Sabra Health Care REIT, Inc. 1,009,360
5,714 Safehold, Inc. 82,453
5,617 SBA Communications Corporation 1,075,543
21,037 Sila Realty Trust, Inc. 498,577
3,794 Simon Property Group, Inc. 666,833
8,998 STAG Industrial, Inc. 344,354
7,577 Summit Hotel Properties, Inc. 38,946
51,002 Tanger, Inc. 1,660,625
29,231 Terreno Realty Corporation 1,669,967
2,731 VICI Properties, Inc. 81,903
12,104 Xenia Hotels & Resorts, Inc. 148,879
2,440 Zillow Group, Inc., Class A
a
174,533
2,970 Zillow Group, Inc., Class C
a
222,691
Total 42,643,589
Utilities  1.6%
96,933 AES Corporation 1,344,461
30,360 Alliant Energy Corporation 2,028,655
2,732 American States Water Company 194,819
1,770 American Water Works Company,
Inc. 227,321
523 Artesian Resources Corporation 16,856
686 Avista Corporation 26,102
5,091 Black Hills Corporation 322,922
573 Brookfield Infrastructure
Corporation 25,963
286 California Water Service Group 12,693
36,516 CenterPoint Energy, Inc. 1,396,372
8,166 Clearway Energy, Inc., Class A 244,898
8,336 Clearway Energy, Inc., Class C 266,168
238 Consolidated Edison, Inc. 23,184
15,673 Constellation Energy Corporation 5,908,721
5,906 DTE Energy Company 800,499
50,852 Duke Energy Corporation 6,320,904
45,009 Edison International 2,492,598
87,842 Entergy Corporation 8,440,738
4,873 Essential Utilities, Inc. 190,193
50,855 Evergy, Inc. 3,906,173
3,992 Eversource Energy 294,649
6,221 Exelon Corporation 286,912
2,863 FirstEnergy Corporation 131,211
2,828 MDU Resources Group, Inc. 54,241
838 Middlesex Water Company 48,160
6,019 New Jersey Resources
Corporation 266,642
Shares Common Stock  45.5% Value
Utilities  1.6% - continued
46,136 NiSource, Inc. $ 1,942,787
9,263 Northwestern Energy Group, Inc. 552,723
967 Otter Tail Corporation 74,672
76,401 PG&E Corporation 1,219,360
558 Pinnacle West Capital Corporation 49,394
64,807 Portland General Electric
Company 2,960,384
12,467 Spire, Inc. 1,077,149
88,581 UGI Corporation 2,961,263
1,965 Unitil Corporation 95,794
31,612 Vistra Energy Corporation 5,952,540
13,682 XPLR Infrastructure, LP 134,904
Total 52,293,025
Total Common Stock
(cost $1,110,019,778) 1,456,487,124
Shares
Registered Investment
Companies   33.6% Value
U.S. Affiliated   33.1%
5,510,827 Thrivent Core Emerging Markets
Equity Fund 67,232,090
8,943,952 Thrivent Core International Equity
Fund 114,750,903
1,675,719 Thrivent Core Small Cap Value
Fund 18,047,491
2,369,353 Thrivent Global Stock Fund, Class
S 75,914,081
15,443,011 Thrivent International Equity Fund,
Class S 200,759,144
11,027,606 Thrivent Large Cap Growth Fund,
Class S 285,063,621
4,426,153 Thrivent Large Cap Value Fund,
Class S 147,789,233
2,391,681 Thrivent Mid Cap Stock Fund,
Class S 88,420,463
1,896,566 Thrivent Small Cap Stock Fund,
Class S 60,633,211
Total 1,058,610,237
U.S. Unaffiliated   0.5%
3,434 Health Care Select Sector SPDR
Fund 495,354
7,242 Invesco QQQ Trust Series 1 4,555,725
5,092 iShares Semiconductor ETF 1,560,953
12,894 SPDR S&P 500 ETF Trust 8,794,482
7,253 State Street SPDR S&P Biotech
ETF 817,486
2,654 VanEck Semiconductor ETF 963,455
Total 17,187,455
Total Registered Investment
Companies (cost $640,633,146) 1,075,797,692

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 3.7% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
$ 181,166
Total 181,166
Mortgage-Backed Securities  2.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
522,097 2.000%,  5/1/2051 429,706
801,793 2.500%,  5/1/2051 688,211
744,359 3.500%,  5/1/2052 691,992
554,723 4.000%,  5/1/2052 531,088
172,840 5.000%,  7/1/2053 173,625
1,264,218 5.500%,  7/1/2053 1,292,541
795,338 5.000%,  8/1/2053 800,906
1,816,813 5.500%,  9/1/2053 1,863,884
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
134,746 2.500%,  7/1/2030 130,723
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,675,000 5.000%,  11/1/2040
d
5,730,155
6,250,000 5.500%,  11/1/2040
d
6,383,687
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
449,700 3.000%,  8/1/2038 428,501
574,192 3.500%,  5/1/2040 550,022
400,407 2.500%,  4/1/2042 360,549
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
720,106 3.000%,  1/1/2052 643,682
183,468 2.000%,  2/1/2051 151,001
107,726 2.000%,  2/1/2051 88,662
604,173 2.500%,  2/1/2051 521,378
477,603 2.500%,  2/1/2051 405,970
1,377,360 5.500%,  2/1/2055 1,406,767
1,252,224 2.000%,  3/1/2051 1,023,708
1,587,147 4.000%,  3/1/2051 1,532,298
252,611 2.000%,  3/1/2052 207,642
807,892 3.000%,  3/1/2052 722,451
477,653 3.000%,  4/1/2051 424,508
675,872 5.500%,  4/1/2054 691,287
509,075 3.000%,  5/1/2050 452,589
219,964 2.000%,  5/1/2051 180,179
383,022 3.000%,  5/1/2051 347,549
1,055,941 2.000%,  6/1/2050 865,879
318,683 3.000%,  6/1/2050 289,798
381,936 4.000%,  6/1/2052 364,064
134,223 5.000%,  6/1/2053 135,013
641,622 2.500%,  7/1/2051 552,601
488,405 3.500%,  7/1/2051 455,468
1,057,604 4.000%,  7/1/2052 1,008,120
537,528 3.500%,  8/1/2050 503,080
4,593,592 2.500%,  8/1/2051
d
3,911,280
743,438 3.500%,  8/1/2052 687,715
Principal
Amount Long-Term Fixed Income  3.7% Value
Mortgage-Backed Securities  2.1% - continued
$ 3,160,494 4.500%,  8/1/2052 $ 3,096,833
1,082,530 5.000%,  8/1/2053 1,088,903
1,131,301 6.000%,  8/1/2054 1,184,433
186,331 3.500%,  9/1/2052 173,147
366,127 3.500%,  9/1/2052 340,725
814,585 5.000%,  9/1/2052 819,443
2,644,977 4.500%,  9/1/2053 2,598,820
955,414 4.500%,  9/1/2053 941,310
942,516 4.000%,  10/1/2052 902,448
216,179 2.000%,  11/1/2051 177,918
272,136 3.500%,  11/1/2052 254,041
899,189 2.000%,  12/1/2050 736,784
758,853 2.500%,  12/1/2051 652,481
1,061,458 4.500%,  12/1/2052 1,046,572
4,600,000 3.000%,  11/1/2047
d
4,075,313
2,925,000 4.500%,  11/1/2048
d
2,850,768
5,450,000 5.000%,  11/1/2048
d
5,422,134
675,000 3.500%,  11/1/2049
d
622,256
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
432,456 2.500%,  3/1/2062 355,475
274,994 3.500%,  7/1/2061 249,147
479,342 4.000%,  12/1/2061 451,628
Total 65,668,858
U.S. Government & Agencies  1.6%
U.S. Treasury Bonds
1,000,000 4.750%,  8/15/2055 1,013,594
2,000,000 1.625%,  11/15/2050 1,087,344
3,850,000 4.000%,  11/15/2052 3,440,787
190,000 5.250%,  11/15/2028 198,847
3,240,000 1.375%,  11/15/2040 2,134,477
2,291,000 2.500%,  5/15/2046 1,628,668
U.S. Treasury Notes
2,400,000 4.500%,  3/31/2026 2,406,459
1,900,000 4.375%,  7/31/2026 1,908,034
2,000,000 3.875%,  5/31/2027 2,007,031
4,000,000 3.500%,  9/30/2027 3,992,344
1,490,000 2.250%,  11/15/2027 1,450,829
200,000 0.750%,  1/31/2028 187,836
900,000 3.500%,  1/31/2028 898,172
2,400,000 3.625%,  3/31/2028 2,401,781
4,500,000 2.875%,  5/15/2028 4,422,129
3,000,000 4.125%,  7/31/2028 3,040,664
3,700,000 4.375%,  8/31/2028 3,775,445
2,400,000 4.125%,  3/31/2029 2,437,688
5,300,000 3.625%,  9/30/2030 5,280,125
125,000 0.875%,  11/15/2030 108,877
70,000 1.375%,  11/15/2031 60,862
4,800,000 2.875%,  5/15/2032 4,528,500
4,000,000 3.375%,  5/15/2033 3,856,406
400,000 4.250%,  8/15/2035 405,000
Total 52,671,899
Total Long-Term Fixed Income
(cost $121,159,535) 118,521,923
Shares Private Equity Funds 2.3% Value
Secondary  2.3%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,e
11,276,992
1 ASF IX, LP
*,a,e
8,210,900

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Private Equity Funds 2.3% Value
Secondary  2.3% - continued
1 ASF VIII Sidecar (Cayman), LP
*,a,e
$ 2,180,287
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,e
8,409,310
1 LCP X (Offshore), LP
*,a,e
20,624,396
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,e
21,226,615
Total 71,928,500
Total Private Equity Funds
(cost $56,185,214) 71,928,500
Shares
Collateral Held for Securities
Loaned < .01% Value
613,885 Thrivent Cash Management Trust 613,885
Total Collateral Held for
Securities Loaned
(cost $613,885) 613,885
Shares or
Principal
Amount Short-Term Investments 15.7% Value
Federal Home Loan Bank Discount
Notes
1,400,000 4.150%, 11/19/2025
f,g
1,397,148
100,000 4.000%, 12/1/2025
f,g
99,673
1,400,000 3.960%, 12/3/2025
f,g
1,395,123
4,600,000 3.935%, 12/12/2025
f,g
4,579,607
2,700,000 3.889%, 12/17/2025
f,g
2,686,605
7,600,000 3.910%, 12/19/2025
f,g
7,560,691
300,000 3.855%, 1/2/2026
f,g
298,000
700,000 3.865%, 1/9/2026
f,g
694,814
100,000 3.780%, 2/11/2026
f,g
98,920
Federal Home Loan Mortgage
Corporation Discount Notes
7,600,000 3.873%, 12/8/2025
f,g
7,569,515
8,800,000 3.900%, 12/23/2025
f,g
8,750,769
Federal National Mortgage
Association Discount Notes
200,000 4.025%, 12/2/2025
f,g
199,324
13,000,000 3.960%, 12/3/2025
f,g
12,954,717
500,000 3.805%, 12/15/2025
f,g
497,625
4,300,000 3.860%, 12/22/2025
f,g
4,276,398
State Street Institutional U.S.
Government Money Market
Fund
154,627,153 4.014%
f
154,627,152
Thrivent Core Short-Term Reserve
Fund
29,337,820 4.370% 293,378,200
Total Short-Term Investments
(cost $500,989,928) 501,064,281
Total Investments (cost
$2,429,601,486) 100.8% $3,224,413,405
Other Assets and Liabilities, Net
(0.8%) (25,349,009)
Total Net Assets 100.0% $3,199,064,396
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Fund as of October 31, 2025 was
$71,928,500 or 2.25% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 8,604,896
ASF IX, LP  3/18/2024 6,497,239
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,887,431
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 5,824,000
LCP X (Offshore), LP  10/25/2023 15,676,972
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 17,694,676
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of October 31, 2025:
Securities Lending Transactions
Common Stock $ 622,055
Total lending $622,055
Gross amount payable upon return of
collateral for securities loaned $613,885
Net amounts due from counterparty $(8,170)

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

+
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $813,492,670
Gross unrealized depreciation (38,564,168)
Net unrealized appreciation (depreciation) $774,928,502
Cost for federal income tax purposes $2,468,845,916

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 112,382,855 112,382,855 – –
Consumer Discretionary 152,703,610 152,703,610 – –
Consumer Staples 46,349,666 46,349,666 – –
Energy 52,735,197 52,735,197 – –
Financials 202,848,943 202,848,943 – –
Health Care 159,161,269 159,161,269 – –
Industrials 185,996,426 184,782,247 1,214,179 –
Information Technology 396,510,863 387,968,668 8,542,195 –
Materials 52,861,681 51,581,150 1,280,531 –
Real Estate 42,643,589 42,643,589 – –
Utilities 52,293,025 52,293,025 – –
Registered Investment Companies
U.S. Affiliated 858,579,753 858,579,753 – –
U.S. Unaffiliated 17,187,455 17,187,455 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 181,166 – 181,166 –
Mortgage-Backed Securities 65,668,858 – 65,668,858 –
U.S. Government & Agencies 52,671,899 – 52,671,899 –
Private Equity Funds
Secondary 71,928,500 – – 71,928,500
Short-Term Investments 207,686,081 154,627,152 53,058,929 –
Subtotal Investments in Securities $2,730,390,836 $2,475,844,579 $182,617,757 $71,928,500
Other Investments  * Total
Affiliated Short-Term Investments 293,378,200
U.S. Affiliated Registered Investment Cos. 200,030,484
Collateral Held for Securities Loaned 613,885
Subtotal Other Investments $494,022,569
Total Investments at Value $3,224,413,405
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 23,102,780 23,102,780 – –
Total Asset Derivatives $23,102,780 $23,102,780 $– $–
Liability Derivatives
Futures Contracts 3,741,767 2,323,526 1,418,241 –
Total Liability Derivatives $3,741,767 $2,323,526 $1,418,241 $–

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
10/31/2025
Private Equity Funds
 Secondary $34,190,335 $- $7,639,079 $43,883,602 ($13,784,516) $- $- $71,928,500
Total  $34,190,335 $- $7,639,079 $43,883,602 ($13,784,516) $- $- $71,928,500
Investments in Securities
Ending Value
10/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $71,928,500
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $71,928,500
The following table presents Aggressive Allocation Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling
$53,058,929 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 22 December 2025 $ 2,468,012 $ 10,769
CBOT 5-Yr. U.S. Treasury Note 67 December 2025 7,317,811 (678)
CBOT U.S. Long Bond 2 December 2025 228,906 5,718
CME E-mini Russell 2000 Index 12 December 2025 1,464,119 29,821
CME E-mini S&P 500 Index 1,838 December 2025 611,075,202 20,645,398
CME E-mini S&P Mid-Cap 400 Index 1 December 2025 334,672 (8,902)
CME Ultra Long Term U.S. Treasury Bond 5 December 2025 586,147 20,259
Ultra 10-Yr. U.S. Treasury Note 3 December 2025 342,337 4,117
Total Futures Long Contracts $ 623,817,206 $ 20,706,502
CME E-mini Russell 2000 Index (218) December 2025 ( $ 26,610,994) ( $ 528,916)
CME E-mini S&P Mid-Cap 400 Index (240) December 2025 (80,168,085) 1,983,285
CME Euro Foreign Exchange Currency (124) December 2025 (18,309,013) 403,413
Eurex Euro STOXX 50 Index (441) December 2025 (27,423,627) (1,418,241)
ICE mini MSCI EAFE Index (203) December 2025 (28,197,044) (295,021)
ICE US mini MSCI Emerging Markets Index (411) December 2025 (27,436,171) (1,490,009)
Total Futures Short Contracts ( $ 208,144,934) ($1,345,489)
Total Futures Contracts $ 415,672,272 $19,361,013

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 403,413
Total Foreign Exchange Contracts 403,413
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 22,658,504
Total Equity Contracts 22,658,504
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 40,863
Total Interest Rate Contracts 40,863
Total Asset Derivatives $23,102,780
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,741,089
Total Equity Contracts 3,741,089
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 678
Total Interest Rate Contracts 678
Total Liability Derivatives $3,741,767
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (23,560)
Total Interest Rate Contracts (23,560)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 59,575,964
Total Return Swaps Net realized gains/(losses) on Swap agreements (561,869)
Total Equity Contracts 59,014,095
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (1,344,878)
Total Foreign Exchange Contracts (1,344,878)
Total $57,645,657

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,381)
Total Foreign Exchange Contracts (1,381)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 19,989,674
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 646,231
Total Equity Contracts 20,635,905
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 229,102
Total Interest Rate Contracts 229,102
Total $20,863,626
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $626,710,516
Futures - Short (223,530,442)
Total Return Swaps - Short (513,038)
Interest Rate Contracts
Futures - Long 14,847,106
Futures - Short (498,917)
Foreign Exchange Contracts
Futures - Short (22,432,904)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $52,340 $1,632 $– $67,232 5,511 2.1%
Core International Equity 79,414 17,155 – 114,751 8,944 3.6
Core Low Volatility Equity 1,941 150 2,109 – – –
Core Mid Cap Value 66,841 6,040 70,283 – – –
Core Small Cap Value 31,468 3,794 14,000 18,047 1,676 0.6
Global Stock, Class S 63,364 7,213 – 75,914 2,369 2.4
International Equity, Class S 163,638 4,739 – 200,759 15,443 6.3
Large Cap Growth, Class S 228,497 13,898 – 285,064 11,028 8.9
Large Cap Value, Class S 129,498 10,711 – 147,789 4,426 4.6
Mid Cap Stock, Class S 132,949 5,444 47,010 88,420 2,392 2.7
Small Cap Stock, Class S 60,634 1,119 0 60,633 1,897 1.9
Total U.S. Affiliated Registered Investment
Companies 1,010,584 1,058,609 33.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 372,189 254,061 332,872 293,378 29,338 9.2
Total Affiliated Short-Term Investments 372,189 293,378 9.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,861 232,237 234,484 614 614 <0.1
Total Collateral Held for Securities Loaned 2,861 614 <0.1
Total Value $1,385,634 $1,352,601

Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $13,260 $– $1,632
Core International Equity – 18,182 – 3,121
Core Low Volatility Equity Fund 390 (372) 72 78
Core Mid Cap Value 10,855 (13,453) 4,750 1,290
Core Small Cap Value 156 (3,371) 3,253 541
Global Stock, Class S – 5,337 6,013 1,200
International Equity, Class S – 32,382 – 4,739
Large Cap Growth, Class S – 42,669 13,644 253
Large Cap Value, Class S – 7,580 8,682 2,030
Mid Cap Stock, Class S 5,837 (8,800) 4,756 689
Small Cap Stock, Class S (0) (1,120) 799 320
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% – – – 13,134
Total Income/Non Cash Income from Affiliated Investments $29,027
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total $17,238 $92,294 $41,969

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 46.9% Value
Asset-Backed Securities  4.4%
Anchorage Capital CLO 20, Ltd.
$ 250,000
7.084%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 250,328
Anchorage Capital CLO 21, Ltd.
250,000
5.784%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
249,994
Avis Budget Rental Car Funding
AESOP, LLC
275,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
279,567
500,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
499,029
Balboa Bay Loan Funding, Ltd.
300,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,216
Barings CLO, Ltd.
400,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
400,198
Barings Loan Partners CLO, Ltd. 2
500,000
5.534%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
499,030
Battalion CLO XI, Ltd.
500,000
5.815%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
499,288
Battalion CLO XIV, Ltd.
575,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
574,992
Battalion CLO XXI, Ltd.
900,000
5.905%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
898,221
Business Jet Securities, LLC
142,972
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
141,761
289,536
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
291,419
CarVal CLO, Ltd.
300,000
7.570%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
300,535
CFMT, LLC
4,381
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
4,378
College Avenue Student Loans,
LLC
43,815
5.756%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
44,159
Dryden 72 CLO, Ltd.
325,000
5.861%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
325,486
Principal
Amount Long-Term Fixed Income  46.9% Value
Asset-Backed Securities  4.4% - continued
GMAC Mortgage Corporation
Loan Trust
$ 9,247
4.606%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
$ 4,348
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
483,836
425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
428,949
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
431,530
HTAP Issuer Trust
269,714
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
268,917
LCM 41, Ltd.
950,000
7.505%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
952,250
MetroNet Infrastructure Issuer, LLC
550,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
556,513
MFA Trust
346,362
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
346,763
Pagaya AI Debt Grantor Trust
140,064
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
140,549
174,905
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
175,542
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
98,062
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
98,654
Palmer Square Loan Funding, Ltd.
750,000
6.455%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
752,927
250,000
5.605%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,140
250,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
247,475
Park Blue CLO, Ltd.
500,000
6.064%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
501,886
PRET, LLC
500,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
501,562
Radnor Re, Ltd.
550,000
7.083%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
553,822
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
404,062

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Asset-Backed Securities  4.4% - continued
Rockford Tower CLO, Ltd.
$ 575,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
$ 575,041
500,000
5.805%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
500,783
Sculptor CLO XXVIII, Ltd.
500,000
5.834%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
499,732
Signal Peak CLO 1, Ltd.
300,000
5.832%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
300,087
Sunnova Hestia II Issuer, LLC
318,079
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
318,629
Symphony CLO XX, Ltd.
500,000
6.894%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
501,047
TCW CLO, Ltd.
450,000
5.658%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,148
Unlock HEA Trust
300,051
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
300,345
248,628
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
247,966
366,047
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
365,259
VERDE CLO, Ltd.
500,000
7.105%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
500,744
Veros Auto Receivables Trust
231,655
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
232,280
VOLT C, LLC
330,277
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
330,258
VOLT CVI, LLC
262,749
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
262,323
VOLT XCIII, LLC
36,327
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
36,325
VOLT XCIV, LLC
144,015
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
144,019
VOLT XCIX, LLC
132,012
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
131,884
VOLT XCVII, LLC
388,157
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
388,161
Whitebox CLO I, Ltd.
150,000
5.865%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
150,141
Principal
Amount Long-Term Fixed Income  46.9% Value
Asset-Backed Securities  4.4% - continued
Zayo Issuer, LLC
$ 525,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
$ 527,784
Total 19,421,282
Basic Materials  0.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
41,000 8.625%,  6/15/2029
a
43,390
Alumina, Pty. Ltd.
24,000 6.125%,  3/15/2030
a
24,603
Avient Corporation
21,000 6.250%,  11/1/2031
a
21,440
Cascades, Inc./Cascades USA,
Inc.
46,000 6.750%,  7/15/2030
a
47,055
Celanese US Holdings, LLC
35,000 6.850%,  11/15/2028 36,254
19,000 6.500%,  4/15/2030
e
18,841
24,000 6.629%,  7/15/2032 24,115
6,000 6.750%,  4/15/2033
e
5,908
Cerdia Finanz GmbH
47,000 9.375%,  10/3/2031
a
48,965
Chemours Company
66,000 5.750%,  11/15/2028
a
63,243
Cleveland-Cliffs, Inc.
75,000 4.625%,  3/1/2029
a,e
73,293
32,000 6.875%,  11/1/2029
a
32,861
28,000 4.875%,  3/1/2031
a
26,470
19,000 7.375%,  5/1/2033
a
19,657
28,000 6.250%,  10/1/2040
e
23,826
Consolidated Energy Finance SA
89,000 5.625%,  10/15/2028
a,e
60,438
CVR Partners, LP/CVR Nitrogen
Finance Corporation
49,000 6.125%,  6/15/2028
a
48,954
Eastman Chemical Company
75,000 5.000%,  8/1/2029 76,362
First Quantum Minerals, Ltd.
19,000 9.375%,  3/1/2029
a
20,104
25,000 8.625%,  6/1/2031
a
26,182
FMC Corporation
32,000 8.450%,  11/1/2055
b
31,055
Fortescue Treasury, Pty. Ltd.
14,000 5.875%,  4/15/2030
a
14,445
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
a
56,819
Hecla Mining Company
17,000 7.250%,  2/15/2028 17,134
INEOS Finance plc
84,000 7.500%,  4/15/2029
a,e
78,216
Magnera Corporation
36,000 7.250%,  11/15/2031
a
31,084
Mercer International, Inc.
14,000 12.875%,  10/1/2028
a
11,624
32,000 5.125%,  2/1/2029 20,691
Methanex Corporation
27,000 5.250%,  12/15/2029
e
26,921
8,000 5.650%,  12/1/2044
e
6,961

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Basic Materials  0.4% - continued
Methanex US Operations, Inc.
$ 25,000 6.250%,  3/15/2032
a
$ 25,432
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
46,134
17,000 8.500%,  5/1/2030
a,e
17,723
11,000 7.000%,  4/1/2031
a
11,388
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
58,000 5.350%,  3/15/2034 60,330
Novelis Corporation
29,000 4.750%,  1/30/2030
a
28,031
25,000 3.875%,  8/15/2031
a
22,908
Olin Corporation
27,000 6.625%,  4/1/2033
a
26,738
Peabody Energy Corporation,
Convertible
113,000 3.250%,  3/1/2028 174,981
Qnity Electronics, Inc.
67,000 5.750%,  8/15/2032
a
68,181
Smurfit Kappa Treasury, ULC
60,000 5.777%,  4/3/2054 61,080
SNF Group SACA
65,000 3.375%,  3/15/2030
a
60,124
Solstice Advanced Materials, Inc.
26,000 5.625%,  9/30/2033
a
26,021
Steel Dynamics, Inc.
38,000 5.250%,  5/15/2035 38,980
SunCoke Energy, Inc.
81,000 4.875%,  6/30/2029
a
75,628
Taseko Mines, Ltd.
56,000 8.250%,  5/1/2030
a
59,207
WR Grace Holdings, LLC
38,000 6.625%,  8/15/2032
a
36,703
Total 1,876,500
Capital Goods  1.2%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
58,068
AECOM
53,000 6.000%,  8/1/2033
a
54,392
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
26,000 7.000%,  5/21/2030
a
26,834
Amphenol Corporation
88,000 5.300%,  11/15/2055
f
85,635
Amrize Finance US, LLC
44,000 5.400%,  4/7/2035
a
45,436
Amsted Industries, Inc.
35,000 4.625%,  5/15/2030
a
34,252
56,000 6.375%,  3/15/2033
a
57,956
Array Technologies, Inc.,
Convertible
98,000 1.000%,  12/1/2028 87,004
162,000 2.875%,  7/1/2031
a
218,133
ATI, Inc.
40,000 7.250%,  8/15/2030 42,003
Axon Enterprise, Inc.
24,000 6.125%,  3/15/2030
a
24,649
24,000 6.250%,  3/15/2033
a
24,807
Principal
Amount Long-Term Fixed Income  46.9% Value
Capital Goods  1.2% - continued
Axon Enterprise, Inc., Convertible
$ 65,000 0.500%,  12/15/2027 $ 207,935
Boeing Company
39,000 6.858%,  5/1/2054 44,390
136,000 2.196%,  2/4/2026 135,272
56,000 3.250%,  3/1/2028 54,720
18,000 5.150%,  5/1/2030 18,515
20,000 6.528%,  5/1/2034 22,129
Bombardier, Inc.
25,000 6.000%,  2/15/2028
a
25,060
50,000 7.250%,  7/1/2031
a
53,071
79,000 7.000%,  6/1/2032
a,e
82,941
13,000 6.750%,  6/15/2033
a
13,647
Brundage-Bone Concrete
Pumping Holdings, Inc.
30,000 7.500%,  2/1/2032
a
30,268
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
a
34,648
26,000 6.750%,  5/15/2035
a
27,299
Canpack SA/Canpack US, LLC
61,000 3.875%,  11/15/2029
a
57,941
Carrier Global Corporation
76,000 2.722%,  2/15/2030 71,311
Chart Industries, Inc.
29,000 7.500%,  1/1/2030
a
30,244
Clean Harbors, Inc.
24,000 6.375%,  2/1/2031
a
24,588
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
a
9,036
47,000 6.875%,  1/15/2030
a
47,469
11,000 8.750%,  4/15/2030
a
11,023
26,000 6.750%,  4/15/2032
a
26,088
Crown Cork & Seal Company, Inc.
35,000 7.375%,  12/15/2026 35,987
Deere & Company
43,000 5.700%,  1/19/2055 45,197
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
88,411
EquipmentShare.com, Inc.
12,000 9.000%,  5/15/2028
a
12,090
12,000 8.625%,  5/15/2032
a
12,110
ESAB Corporation
52,000 6.250%,  4/15/2029
a
53,215
Fluor Corporation, Convertible
133,000 1.125%,  8/15/2029 171,171
General Dynamics Corporation
21,000 4.950%,  8/15/2035 21,446
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
a
61,630
Greenbrier Companies, Inc.,
Convertible
80,000 2.875%,  4/15/2028 83,040
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,996
46,000 6.625%,  6/15/2029
a
47,503
33,000 7.000%,  6/15/2030
a
34,540
24,000 7.250%,  6/15/2033
a,e
25,303
Honeywell International, Inc.
78,000 5.250%,  3/1/2054 74,726

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Capital Goods  1.2% - continued
Howmet Aerospace, Inc.
$ 63,000 6.750%,  1/15/2028 $ 66,542
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 55,340
Ingersoll Rand, Inc.
20,000 5.700%,  8/14/2033 21,278
JBT Marel Corporation,
Convertible
90,000 0.250%,  5/15/2026 89,730
129,000 0.375%,  9/15/2030
a
120,293
John Deere Capital Corporation
21,000 5.150%,  9/8/2033 21,993
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 50,288
Martin Marietta Materials, Inc.
30,000 5.150%,  12/1/2034 30,686
Mirion Technologies, Inc.,
Convertible
115,000 0.250%,  6/1/2030
a
165,600
118,000 Zero Coupon,  10/1/2031
a
146,025
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
45,401
Nesco Holdings II, Inc.
21,000 5.500%,  4/15/2029
a
20,530
New Enterprise Stone and Lime
Company, Inc.
64,000 5.250%,  7/15/2028
a
63,720
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 73,683
20,000 4.700%,  3/15/2033 20,176
OI European Group BV
57,000 4.750%,  2/15/2030
a
53,730
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
a
45,010
23,000 7.375%,  6/1/2032
a
22,503
Patrick Industries, Inc., Convertible
63,000 1.750%,  12/1/2028
e
103,352
Quikrete Holdings, Inc.
103,000 6.375%,  3/1/2032
a
106,833
QXO Building Products, Inc.
39,000 6.750%,  4/30/2032
a
40,375
Republic Services, Inc.
42,000 5.000%,  12/15/2033 43,387
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
59,368
Reworld Holding Corporation
42,000 4.875%,  12/1/2029
a
39,465
Roller Bearing Company of
America, Inc.
26,000 4.375%,  10/15/2029
a
25,479
RTX Corporation
60,000 5.750%,  1/15/2029 62,963
162,000 4.500%,  6/1/2042 147,253
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,572
Smyrna Ready Mix Concrete, LLC
81,000 8.875%,  11/15/2031
a
85,293
Spirit AeroSystems, Inc.
107,000 4.600%,  6/15/2028 107,785
Principal
Amount Long-Term Fixed Income  46.9% Value
Capital Goods  1.2% - continued
$ 15,000 9.750%,  11/15/2030
a
$ 16,480
SRM Escrow Issuer, LLC
24,000 6.000%,  11/1/2028
a
23,922
Standard Building Solutions, Inc.
27,000 6.500%,  8/15/2032
a
27,756
60,000 6.250%,  8/1/2033
a
61,185
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,909
28,000 3.375%,  1/15/2031
a
25,499
Textron, Inc.
56,000 3.650%,  3/15/2027 55,553
TopBuild Corporation
17,000 4.125%,  2/15/2032
a
16,011
13,000 5.625%,  1/31/2034
a
13,053
Trane Technologies Financing, Ltd.
64,000 5.100%,  6/13/2034 65,779
TransDigm, Inc.
24,000 6.750%,  8/15/2028
a
24,473
93,000 7.125%,  12/1/2031
a
97,024
78,000 6.625%,  3/1/2032
a
80,658
87,000 6.000%,  1/15/2033
a
88,382
7,000 6.250%,  1/31/2034
a
7,234
13,000 6.750%,  1/31/2034
a
13,472
United Rentals North America, Inc.
51,000 4.875%,  1/15/2028 50,962
85,000 4.000%,  7/15/2030 81,631
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 18,580
Waste Pro USA, Inc.
24,000 7.000%,  2/1/2033
a
24,946
WESCO Distribution, Inc.
28,000 6.375%,  3/15/2029
a
28,929
19,000 6.625%,  3/15/2032
a
19,859
30,000 6.375%,  3/15/2033
a
31,339
Total 5,450,418
Collateralized Mortgage Obligations  5.5%
A&D Mortgage Trust
161,361
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
163,503
358,581
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
363,075
327,458
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
328,061
ACRA Trust
333,691
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
335,699
Banc of America Alternative Loan
Trust
207,257
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 187,677
Banc of America Mortgage
Securities Trust
18,702
5.115%,  9/25/2035, Ser.
2005-H, Class 2A1
b
16,689
47,175
5.594%,  9/25/2035, Ser.
2005-H, Class 3A1
b
44,999
CAFL Issuer, LLC
149,334
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
149,334

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Collateralized Mortgage Obligations  5.5% -
continued
CFST Mortgage Trust
$ 350,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
$ 348,782
CHNGE Mortgage Trust
170,519
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
167,618
135,779
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
136,103
312,110
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
311,202
139,683
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
140,439
CIM Trust
333,819
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
334,920
Citigroup Mortgage Loan Trust,
Inc.
79,284
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 78,600
128,458
5.222%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
116,078
COLT Mortgage Loan Trust
261,773
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
263,607
CSMC Trust
212,241
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
211,476
184,851
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
163,922
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
108,538
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 95,166
Federal Home Loan Mortgage
Corporation - REMIC
573,023
4.000%,  1/25/2051, Ser.
5249, Class LA 566,714
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 504,396
921,712
1.500%,  3/25/2051, Ser.
5092, Class IC
g
81,285
450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 447,390
325,000
5.000%,  5/25/2055, Ser.
5537, Class KM 317,849
299,657
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 246,794
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 402,555
529,257
8.183%,  (SOFR30A +
4.000%), 11/25/2025, Ser.
5567, Class MB
b
539,720
33,032
3.000%,  5/15/2027, Ser.
4046, Class GI
g
375
183,257
3.500%,  10/15/2032, Ser.
4119, Class KI
g
13,484
134,281
3.000%,  4/15/2033, Ser.
4203, Class DI
g
4,973
Federal Home Loan Mortgage
Corporation STRIPS
284,194
3.500%,  8/15/2035, Ser.
345, Class C8
g
25,584
Principal
Amount Long-Term Fixed Income  46.9% Value
Collateralized Mortgage Obligations  5.5% -
continued
Federal National Mortgage
Association - REMIC
$ 450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD $ 446,201
619,722
5.000%,  4/25/2055, Ser.
2025-15, Class BD 603,862
550,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 558,814
325,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 317,486
68,969
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
1,012
47,015
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
604
8,512
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
11
163,171
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
2,774
119,487
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
1,860
46,140
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
733
102,263
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
1,467
87,851
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
1,505
84,634
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
1,905
170,481
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
11,746
Flagstar Mortgage Trust
120,357
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
109,244
GCAT Trust
496,862
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
508,074
250,149
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
238,167
477,478
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
484,323
GMAC Mortgage Corporation
Loan Trust
74,059
4.014%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
66,254
GMACM Mortgage Loan Trust
45,118
3.688%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
36,890
GS Mortgage-Backed Securities
Trust
446,889
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
448,829
Home RE, Ltd.
302,894
8.783%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
310,702
IndyMac INDA Mortgage Loan
Trust
463,831
3.642%,  8/25/2036, Ser.
2006-AR1, Class A1
b
362,766
J.P. Morgan Alternative Loan Trust
54,947
5.025%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
41,031

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Collateralized Mortgage Obligations  5.5% -
continued
J.P. Morgan Mortgage Trust
$ 173,219
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
$ 148,448
376,023
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
374,432
63,140
5.217%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
43,561
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
351,426
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
301,479
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
503,150
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
201,703
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
502,395
Merrill Lynch Alternative Note
Asset Trust
247,976
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 79,743
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
251,368
Morgan Stanley Residential
Mortgage Loan Trust
413,598
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
414,532
MortgageIT Securities Corporation
Mortgage Loan Trust
498,299
4.566%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
439,445
NYMT Loan Trust
449,104
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
448,991
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
251,532
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
302,618
PMT Loan Trust
276,352
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
280,314
PRET, LLC
325,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
325,132
150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
150,100
PRKCM Trust
250,849
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
251,431
221,526
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
224,749
PRPM Trust
160,000
6.252%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
159,517
PRPM, LLC
262,945
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
259,375
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
286,731
Principal
Amount Long-Term Fixed Income  46.9% Value
Collateralized Mortgage Obligations  5.5% -
continued
$ 443,773
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
$ 443,842
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
300,107
481,441
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
482,576
RCO IX Mortgage, LLC
295,214
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
296,193
200,000
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
199,528
Residential Accredit Loans, Inc.
Trust
66,061
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 59,164
54,987
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 44,157
Residential Asset Securitization
Trust
80,687
4.647%,  1/25/2034, Ser.
2004-IP1, Class A1
b
77,041
Residential Funding Mortgage
Security I Trust
132,978
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 108,634
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
401,842
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
302,782
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
653,697
Structured Adjustable Rate
Mortgage Loan Trust
42,034
4.615%,  7/25/2035, Ser.
2005-15, Class 4A1
b
36,921
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
401,878
Triangle Re, Ltd.
221,815
7.583%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
223,825
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
550,374
Verus Securitization Trust
504,088
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
507,778
208,837
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
188,779
414,012
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
413,624
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
406,037
Total 24,315,280

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Commercial Mortgage-Backed Securities  0.9%
AMSR Trust
$ 250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
$ 238,319
BANK 2018-BNK12
600,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
589,124
BANK 2025-BNK49
2,195,470
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
103,242
BBCMS Mortgage Trust
2,233,546
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
140,921
500,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
510,585
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
648,501
HTAP Issuer Trust
471,885
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
471,223
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
540,463
Silver Hill Trust
5,473
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
5,436
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
253,050
Velocity Commercial Capital Loan
Trust
196,003
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
198,198
220,398
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
223,730
241,091
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
245,587
Total 4,168,379
Communications Services  1.3%
AMC Networks, Inc.
60,000 10.250%,  1/15/2029
a
62,991
American Tower Corporation
40,000 1.450%,  9/15/2026 39,075
62,000 5.500%,  3/15/2028 63,777
40,000 5.800%,  11/15/2028 41,703
56,000 3.800%,  8/15/2029 54,976
36,000 5.000%,  1/31/2030 36,876
87,000 4.900%,  3/15/2030 88,815
AT&T, Inc.
64,000 5.700%,  3/1/2057 63,126
96,000 6.050%,  8/15/2056 98,684
198,000 3.550%,  9/15/2055 135,774
Bell Telephone Company of
Canada
31,500 7.000%,  9/15/2055
b
33,108
39,000 5.100%,  5/11/2033 39,579
Cable One, Inc.
16,000 4.000%,  11/15/2030
a,e
12,640
Cable One, Inc., Convertible
95,000 Zero Coupon,  3/15/2026 92,530
Principal
Amount Long-Term Fixed Income  46.9% Value
Communications Services  1.3% - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 143,000 5.125%,  5/1/2027
a
$ 142,176
12,000 5.000%,  2/1/2028
a
11,880
46,000 5.375%,  6/1/2029
a
45,398
56,000 4.250%,  2/1/2031
a
50,687
203,000 4.750%,  2/1/2032
a,e
183,780
43,000 4.250%,  1/15/2034
a,e
36,108
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
58,000 6.700%,  12/1/2055 57,194
63,000 6.550%,  6/1/2034 66,302
Clear Channel Outdoor Holdings,
Inc.
36,000 7.875%,  4/1/2030
a
37,741
Comcast Corporation
79,000 6.050%,  5/15/2055 79,811
117,000 5.650%,  6/1/2054 111,988
138,000 3.400%,  4/1/2030 133,366
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 60,883
24,000 4.900%,  9/1/2029 24,344
Deluxe Corporation
57,000 8.125%,  9/15/2029
a
59,714
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 155,321
DIRECTV Financing, LLC
13,000 8.875%,  2/1/2030
a
12,924
39,000 8.875%,  2/1/2030
a
38,769
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
67,000 5.875%,  8/15/2027
a
67,003
43,000 10.000%,  2/15/2031
a
42,823
FiberCop SPA
66,000 6.000%,  9/30/2034
a
62,159
Frontier Communications
Holdings, LLC
60,000 5.875%,  10/15/2027
a
59,954
Getty Images, Inc.
38,000 10.500%,  11/15/2030
a
38,311
Gray Media, Inc.
25,000 10.500%,  7/15/2029
a
26,941
28,000 7.250%,  8/15/2033
a
27,414
Iliad Holding SAS
74,000 8.500%,  4/15/2031
a
79,422
Level 3 Financing, Inc.
13,000 3.625%,  1/15/2029
a
11,684
26,000 4.875%,  6/15/2029
a,e
24,862
60,000 6.875%,  6/30/2033
a
61,457
60,000 7.000%,  3/31/2034
a
61,644
Liberty Media Corporation-Liberty
Formula One, Convertible
4,000 2.250%,  8/15/2027 5,118
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
82,833
Meta Platforms, Inc.
73,000 5.550%,  8/15/2064 70,685
84,000 5.625%,  11/15/2055 83,368
84,000 4.600%,  11/15/2032 84,422

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Communications Services  1.3% - continued
$ 84,000 5.500%,  11/15/2045 $ 83,274
Nexstar Media, Inc.
38,000 4.750%,  11/1/2028
a,e
37,403
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
44,000 4.625%,  3/15/2030
a,e
42,504
Paramount Global
61,000 6.375%,  3/30/2062
b
60,087
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,b
44,701
18,000 7.000%,  4/15/2055
b
18,820
72,500 7.125%,  4/15/2055
b
77,598
59,000 5.000%,  2/15/2029 60,078
Scripps Escrow II, Inc.
20,000 3.875%,  1/15/2029
a,e
18,084
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a
12,229
Sirius XM Radio, LLC
70,000 5.000%,  8/1/2027
a
69,838
42,000 3.875%,  9/1/2031
a,e
38,106
Snap, Inc.
27,000 6.875%,  3/15/2034
a
27,483
Snap, Inc., Convertible
38,000 0.750%,  8/1/2026
e
36,674
23,000 Zero Coupon,  5/1/2027 21,305
55,000 0.125%,  3/1/2028 49,159
185,000 0.500%,  5/1/2030 160,025
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 133,222
60,000 8.750%,  3/15/2032 72,993
Take-Two Interactive Software, Inc.
51,000 5.600%,  6/12/2034 53,251
Telecom Italia Capital SA
25,000 6.000%,  9/30/2034
e
25,604
TELUS Corporation
88,000 6.625%,  10/15/2055
b
90,785
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 37,542
72,000 5.250%,  6/15/2055 66,760
75,000 3.375%,  4/15/2029 72,901
34,000 5.125%,  5/15/2032 34,952
86,000 4.950%,  11/15/2035 85,402
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
84,000 4.750%,  4/15/2028
a
82,100
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,324
107,000 4.500%,  5/1/2029
a,e
100,565
42,000 7.375%,  6/30/2030
a
42,141
25,000 8.500%,  7/31/2031
a
25,570
Verizon Communications, Inc.
70,000 4.780%,  2/15/2035 68,588
62,000 5.250%,  4/2/2035 62,708
53,000 5.401%,  7/2/2037
a
53,646
Viasat, Inc.
25,000 5.625%,  4/15/2027
a
24,980
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a
29,455
Principal
Amount Long-Term Fixed Income  46.9% Value
Communications Services  1.3% - continued
Virgin Media Secured Finance plc
$ 71,000 5.500%,  5/15/2029
a
$ 69,696
Virgin Media Vendor Financing
Notes IV DAC
50,000 5.000%,  7/15/2028
a
48,995
VMED O2 UK Financing I plc
29,000 7.750%,  4/15/2032
a
30,064
Vodafone Group plc
27,000 4.125%,  6/4/2081
b
25,347
42,000 5.125%,  6/4/2081
b
33,879
37,000 5.875%,  6/28/2064 36,613
69,000 7.000%,  4/4/2079
b
72,807
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
80,858
WarnerMedia Holdings, Inc.
26,000 5.141%,  3/15/2052 19,760
109,000 4.054%,  3/15/2029 105,843
41,000 4.279%,  3/15/2032 37,553
89,000 5.050%,  3/15/2042 71,443
Windstream Services, LLC
33,000 7.500%,  10/15/2033
a
32,940
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
33,000 8.250%,  10/1/2031
a
33,698
Zegona Finance plc
29,000 8.625%,  7/15/2029
a
30,811
Ziggo BV
30,000 4.875%,  1/15/2030
a
28,315
Total 5,852,619
Consumer Cyclical  1.9%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
38,500
60,000 5.625%,  9/15/2029
a
61,066
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a,e
16,714
26,000 7.500%,  2/15/2033
a
26,876
ADT Security Corporation
77,000 4.875%,  7/15/2032
a
74,565
Advance Auto Parts, Inc.
40,000 7.000%,  8/1/2030
a
40,359
17,000 7.375%,  8/1/2033
a,e
17,213
Alimentation Couche-Tard, Inc.
64,000 5.617%,  2/12/2054
a
64,030
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
93,000 4.625%,  6/1/2028
a
91,023
45,000 4.625%,  6/1/2028
a
44,074
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
17,543
American Axle & Manufacturing,
Inc.
78,000 5.000%,  10/1/2029
e
74,126
26,000 6.375%,  10/15/2032
a
26,077
27,000 7.750%,  10/15/2033
a
27,038
American Honda Finance
Corporation
60,000 4.900%,  1/10/2034 60,662

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  1.9% - continued
Asbury Automotive Group, Inc.
$ 47,000 5.000%,  2/15/2032
a
$ 45,258
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
37,814
Aston Martin Capital Holdings, Ltd.
43,000 10.000%,  3/31/2029
a
38,242
Bath & Body Works, Inc.
20,000 6.950%,  3/1/2033 20,708
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
33,000 9.500%,  7/1/2032
a
33,206
Beach Acquisition Bidco, LLC
35,000 10.000%,  7/15/2033
a
37,578
Belron UK Finance plc
45,000 5.750%,  10/15/2029
a
45,593
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 32,917
Block Financial, LLC
107,000 5.375%,  9/15/2032 108,657
Boyd Gaming Corporation
42,000 4.750%,  6/15/2031
a
40,441
Brightstar Lottery plc
69,000 5.250%,  1/15/2029
a
68,827
Brinker International, Inc.
28,000 8.250%,  7/15/2030
a
29,659
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
67,000 4.875%,  2/15/2030
a
61,899
Burlington Stores, Inc., Convertible
67,000 1.250%,  12/15/2027 95,676
Caesars Entertainment, Inc.
65,000 4.625%,  10/15/2029
a
61,152
33,000 6.500%,  2/15/2032
a
33,275
27,000 6.000%,  10/15/2032
a,e
25,757
Carnival Corporation
26,000 5.125%,  5/1/2029
a
26,321
16,000 6.000%,  5/1/2029
a
16,240
96,000 5.750%,  8/1/2032
a
98,619
17,000 6.125%,  2/15/2033
a
17,530
Carvana Company
30,000 11.000%,  6/1/2030
a
31,331
58,360 9.000%,  6/1/2031
a
64,939
Churchill Downs, Inc.
22,000 4.750%,  1/15/2028
a
21,802
34,000 6.750%,  5/1/2031
a
34,763
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026 19,350
22,000 1.750%,  9/15/2030
a
17,952
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,111
Dana, Inc.
40,000 4.500%,  2/15/2032 39,149
DraftKings Holdings, Inc.,
Convertible
283,000 Zero Coupon,  3/15/2028 251,729
Dream Finders Homes, Inc.
40,000 6.875%,  9/15/2030
a
39,813
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  1.9% - continued
eG Global Finance plc
$ 14,000 12.000%,  11/30/2028
a
$ 15,334
Expedia Group, Inc.
105,000 5.400%,  2/15/2035 107,650
Expedia Group, Inc., Convertible
82,000 Zero Coupon,  2/15/2026 82,984
EZCORP, Inc., Convertible
55,000 3.750%,  12/15/2029
a
96,910
Ford Motor Company, Convertible
164,000 Zero Coupon,  3/15/2026 171,626
Ford Motor Credit Company, LLC
71,000 2.900%,  2/10/2029 66,172
67,000 7.122%,  11/7/2033 71,990
Forestar Group, Inc.
46,000 6.500%,  3/15/2033
a
47,123
FORVIA SE
61,000 8.000%,  6/15/2030
a,e
64,797
25,000 6.750%,  9/15/2033
a
25,359
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,817
17,000 3.875%,  10/1/2031
a
15,483
Garrett Motion Holdings, Inc./
Garrett LX I SARL
40,000 7.750%,  5/31/2032
a
42,097
General Motors Company
65,000 5.350%,  4/15/2028 66,566
General Motors Financial
Company, Inc.
64,000 5.800%,  6/23/2028 66,288
47,000 5.800%,  1/7/2029 48,963
75,000 4.900%,  10/6/2029 76,088
27,000 5.750%,  2/8/2031 28,300
34,000 5.625%,  4/4/2032 35,340
90,000 5.950%,  4/4/2034 94,115
Genting New York, LLC/GENNY
Capital, Inc.
23,000 7.250%,  10/1/2029
a
23,812
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
26,000 11.500%,  8/15/2029
a
26,659
45,000 8.750%,  1/15/2032
a
42,701
Goodyear Tire & Rubber Company
27,000 4.875%,  3/15/2027 26,800
25,000 5.000%,  7/15/2029 23,795
39,000 5.250%,  4/30/2031 35,985
Group 1 Automotive, Inc.
36,000 6.375%,  1/15/2030
a
36,720
Hanesbrands, Inc.
25,000 9.000%,  2/15/2031
a,e
26,359
Hilton Domestic Operating
Company, Inc.
58,000 4.875%,  1/15/2030 57,916
14,000 4.000%,  5/1/2031
a
13,305
80,000 3.625%,  2/15/2032
a
73,702
27,000 5.750%,  9/15/2033
a
27,506
Home Depot, Inc.
36,000 5.300%,  6/25/2054 35,166
36,000 5.400%,  6/25/2064 35,428
61,000 3.250%,  4/15/2032 57,129
Hyundai Capital America
56,000 3.000%,  2/10/2027
a
55,113
39,000 6.500%,  1/16/2029
a
41,361

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  1.9% - continued
Jacobs Entertainment, Inc.
$ 56,000 6.750%,  2/15/2029
a
$ 54,250
K Hovnanian Enterprises, Inc.
20,000 8.000%,  4/1/2031
a
20,434
KB Home
55,000 4.800%,  11/15/2029 54,564
Kingpin Intermediate Holdings,
LLC
26,000 7.250%,  10/15/2032
a
24,372
L Brands, Inc.
53,000 6.625%,  10/1/2030
a
54,475
35,000 6.875%,  11/1/2035 36,592
Las Vegas Sands Corporation
24,000 5.900%,  6/1/2027 24,452
34,000 5.625%,  6/15/2028 34,766
Lennar Corporation
67,000 5.200%,  7/30/2030 68,914
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
35,492
Light & Wonder International, Inc.
17,000 7.250%,  11/15/2029
a,e
17,441
Lindblad Expeditions, LLC
27,000 7.000%,  9/15/2030
a
27,499
Lithia Motors, Inc.
29,000 4.625%,  12/15/2027
a
28,779
Live Nation Entertainment, Inc.
30,000 4.750%,  10/15/2027
a
29,904
Live Nation Entertainment, Inc.,
Convertible
74,000 3.125%,  1/15/2029 111,622
76,000 2.875%,  1/15/2030
a
80,712
94,000 2.875%,  10/15/2031
a
93,088
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 94,003
Macy's Retail Holdings, LLC
13,000 7.375%,  8/1/2033
a
13,699
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 42,879
55,000 5.100%,  4/15/2032 56,481
Marriott Ownership Resorts, Inc.
106,000 6.500%,  10/1/2033
a
104,517
Marriott Vacations Worldwide
Corporation, Convertible
67,000 Zero Coupon,  1/15/2026 66,196
107,000 3.250%,  12/15/2027 101,543
Match Group Holdings II, LLC
26,000 4.125%,  8/1/2030
a
24,471
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
a
50,802
McDonald's Corporation
39,000 4.950%,  8/14/2033 40,189
Melco Resorts Finance, Ltd.
75,000 5.375%,  12/4/2029
a
73,859
70,000 7.625%,  4/17/2032
a
73,625
25,000 6.500%,  9/24/2033
a
25,122
Meritage Homes Corporation
72,000 5.650%,  3/15/2035
e
73,071
Meritage Homes Corporation,
Convertible
46,000 1.750%,  5/15/2028 45,820
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  1.9% - continued
MGM Resorts International
$ 49,000 6.125%,  9/15/2029 $ 49,887
Michaels Companies, Inc.
18,000 5.250%,  5/1/2028
a
16,808
Millrose Properties, Inc.
33,000 6.375%,  8/1/2030
a
33,430
26,000 6.250%,  9/15/2032
a
26,124
Muvico, LLC
21,000
9.000%,PIK 6.000%,
2/19/2029
a,h
22,728
NCL Corporation, Ltd.
40,000 5.875%,  1/15/2031
a
39,981
73,000 6.750%,  2/1/2032
a
75,012
33,000 6.250%,  9/15/2033
a
33,377
New Home Company, Inc.
26,000 8.500%,  11/1/2030
a
26,905
Nissan Motor Acceptance
Company, LLC
50,000 5.625%,  9/29/2028
a
49,963
50,000 6.125%,  9/30/2030
a
49,568
Nissan Motor Company, Ltd.
63,000 4.810%,  9/17/2030
a
59,089
PetSmart, LLC/PetSmart Finance
Corporation
38,000 7.500%,  9/15/2032
a
37,903
Phinia, Inc.
36,000 6.625%,  10/15/2032
a
37,031
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,275
47,000 9.750%,  4/15/2029
a
52,717
24,000 8.125%,  12/15/2029
a,b,i
25,075
Raven Acquisition Holdings, LLC
49,000 6.875%,  11/15/2031
a
50,072
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
28,000 4.625%,  4/16/2029
a
25,277
S&S Holdings, LLC
63,000 8.375%,  10/1/2031
a
60,186
Service Corporation International/
US
27,000 3.375%,  8/15/2030 25,090
38,000 5.750%,  10/15/2032 38,553
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a,e
14,034
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
14,000 5.375%,  4/15/2027 13,939
41,000 5.250%,  7/15/2029 39,406
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
14,000 6.625%,  5/1/2032
a,e
14,216
Staples, Inc.
34,000 10.750%,  9/1/2029
a
32,949
Station Casinos, LLC
26,000 4.625%,  12/1/2031
a
24,422
Tenneco, Inc.
52,000 8.000%,  11/17/2028
a
51,858

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Cyclical  1.9% - continued
Toyota Motor Credit Corporation
$ 73,000 4.800%,  5/15/2030 $ 74,852
39,000 5.550%,  11/20/2030 41,397
39,000 4.800%,  1/5/2034 39,799
Tractor Supply Company
40,000 5.250%,  5/15/2033 41,401
Uber Technologies, Inc.
60,000 4.800%,  9/15/2034 60,011
94,000 4.800%,  9/15/2035 93,289
Uber Technologies, Inc.,
Convertible
89,000 Zero Coupon,  5/15/2028
a
93,851
124,000 0.875%,  12/1/2028 180,544
Vail Resorts, Inc.
19,000 5.625%,  7/15/2030
a
19,244
Vail Resorts, Inc., Convertible
83,000 Zero Coupon,  1/1/2026 82,170
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
141,635
Victoria's Secret & Company
13,000 4.625%,  7/15/2029
a,e
12,513
Victra Holdings, LLC/Victra
Finance Corporation
34,000 8.750%,  9/15/2029
a,e
36,075
Viking Cruises, Ltd.
76,000 5.875%,  10/15/2033
a
77,259
Walmart, Inc.
50,000 4.900%,  4/28/2035 51,415
Wayfair, LLC
17,000 7.250%,  10/31/2029
a
17,579
15,000 7.750%,  9/15/2030
a
15,823
Wynn Macau, Ltd.
35,000 6.750%,  2/15/2034
a
35,270
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
65,000 7.125%,  2/15/2031
a
69,802
Yum! Brands, Inc.
74,000 4.750%,  1/15/2030
a
73,815
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
45,753
25,000 6.750%,  4/23/2030
a
23,798
Total 8,152,436
Consumer Non-Cyclical  2.0%
1261229 B.C., Ltd.
49,000 10.000%,  4/15/2032
a
51,220
AbbVie, Inc.
98,000 5.500%,  3/15/2064 98,147
112,000 4.500%,  5/14/2035 110,080
59,000 5.350%,  3/15/2044 59,238
Acadia Healthcare Company, Inc.
37,000 5.000%,  4/15/2029
a
36,206
31,000 7.375%,  3/15/2033
a,e
32,047
AdaptHealth, LLC
106,000 4.625%,  8/1/2029
a
100,667
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
38,000 4.625%,  1/15/2027
a
37,921
91,000 3.500%,  3/15/2029
a
86,728
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.0% - continued
$ 13,000 5.500%,  3/31/2031
a,f
$ 13,103
11,000 6.250%,  3/15/2033
a
11,307
33,000 5.750%,  3/31/2034
a,f
33,145
Altria Group, Inc.
39,000 6.200%,  11/1/2028 41,119
Amgen, Inc.
57,000 5.150%,  3/2/2028 58,274
Amneal Pharmaceuticals, LLC
13,000 6.875%,  8/1/2032
a
13,630
Anheuser-Busch InBev Worldwide,
Inc.
117,000 5.000%,  6/15/2034 120,940
185,000 5.450%,  1/23/2039 192,114
AstraZeneca Finance, LLC
58,000 5.000%,  2/26/2034 59,977
BAT Capital Corporation
44,000 6.343%,  8/2/2030 47,417
40,000 7.750%,  10/19/2032 46,625
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,720
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 44,471
56,000 2.823%,  5/20/2030 52,594
BellRing Brands, Inc.
21,000 7.000%,  3/15/2030
a
21,653
BioMarin Pharmaceutical, Inc.,
Convertible
107,000 1.250%,  5/15/2027 101,853
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 61,236
Bristol-Myers Squibb Company
78,000 5.550%,  2/22/2054 77,610
39,000 5.750%,  2/1/2031 41,745
19,000 5.900%,  11/15/2033 20,671
Bunge, Ltd. Finance Corporation
80,000 3.200%,  4/21/2031 75,104
21,000 4.650%,  9/17/2034 20,657
Cargill, Inc.
36,000 5.375%,  10/23/2055
a
35,104
84,000 2.125%,  11/10/2031
a
74,252
128,000 5.125%,  2/11/2035
a
131,676
Cencora, Inc.
44,000 5.150%,  2/15/2035 45,131
Central Garden & Pet Company
33,000 4.125%,  10/15/2030
e
31,350
Champ Acquisition Corporation
21,000 8.375%,  12/1/2031
a
22,367
Chefs' Warehouse, Inc.,
Convertible
98,000 2.375%,  12/15/2028 144,374
CHS/Community Health Systems,
Inc.
26,000 6.000%,  1/15/2029
a
25,740
26,000 6.875%,  4/15/2029
a,e
23,572
29,000 4.750%,  2/15/2031
a
25,888
40,000 10.875%,  1/15/2032
a,e
43,121
53,000 9.750%,  1/15/2034
a
56,116
Cigna Group
39,000 5.600%,  2/15/2054 38,211
49,000 2.400%,  3/15/2030 45,313
114,000 4.875%,  9/15/2032 115,033

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.0% - continued
$ 107,000 5.250%,  1/15/2036 $ 108,684
Coca-Cola Company
39,000 5.300%,  5/13/2054 38,813
Conagra Brands, Inc.
104,000 5.750%,  8/1/2035 106,253
Concentra Health Services, Inc.
24,000 6.875%,  7/15/2032
a
25,033
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 39,618
75,000 3.150%,  8/1/2029 72,116
27,000 4.900%,  5/1/2033 27,174
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
45,000 5.600%,  1/15/2031
a
45,151
CVS Health Corporation
53,000 7.000%,  3/10/2055
b
55,686
78,000 6.050%,  6/1/2054 78,699
87,000 6.750%,  12/10/2054
b
90,413
43,000 5.000%,  2/20/2026 43,065
30,000 4.300%,  3/25/2028 30,040
117,000 4.780%,  3/25/2038 109,931
125,000 6.000%,  6/1/2044 126,609
DaVita, Inc.
41,000 3.750%,  2/15/2031
a
37,643
43,000 6.875%,  9/1/2032
a
44,545
26,000 6.750%,  7/15/2033
a
26,958
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
49,930
Eli Lilly & Company
78,000 5.000%,  2/9/2054 74,035
28,000 5.500%,  2/12/2055 28,538
70,000 4.550%,  10/15/2032 70,674
Embecta Corporation
21,000 6.750%,  2/15/2030
a,e
20,645
Encompass Health Corporation
38,000 4.500%,  2/1/2028 37,711
Endo Finance Holdings, Inc.
27,000 8.500%,  4/15/2031
a
28,618
Energizer Holdings, Inc.
46,000 6.000%,  9/15/2033
a
44,438
Envista Holdings Corporation,
Convertible
38,000 1.750%,  8/15/2028 36,005
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,232
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 46,234
Grifols SA
54,000 4.750%,  10/15/2028
a
52,215
HCA, Inc.
35,000 5.950%,  9/15/2054 35,106
80,000 5.250%,  3/1/2030 82,686
85,000 4.600%,  11/15/2032 84,472
80,000 5.750%,  3/1/2035 83,933
HLF Financing SARL, LLC/
Herbalife International, Inc.
12,000 12.250%,  4/15/2029
a
12,974
28,000 4.875%,  6/1/2029
a,e
24,573
Insulet Corporation
16,000 6.500%,  4/1/2033
a
16,670
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.0% - continued
Integer Holdings Corporation,
Convertible
$ 38,000 2.125%,  2/15/2028 $ 39,311
194,000 1.875%,  3/15/2030
a
168,101
IQVIA, Inc.
52,000 6.250%,  6/1/2032
a
54,198
Jazz Investments I, Ltd.,
Convertible
105,000 2.000%,  6/15/2026 112,560
133,000 3.125%,  9/15/2030 162,393
Jazz Securities DAC
32,000 4.375%,  1/15/2029
a
31,353
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
47,000 3.625%,  1/15/2032 43,888
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
90,000 6.375%,  4/15/2066
a
92,072
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
75,000 5.950%,  4/20/2035
a
78,493
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
51,303
Kenvue, Inc.
110,000 4.850%,  5/22/2032 111,442
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,416
82,000 5.400%,  3/15/2035
e
83,996
41,000 5.000%,  6/4/2042 37,833
Kroger Company
37,000 4.500%,  1/15/2029 37,402
Lamb Weston Holdings, Inc.
26,000 4.375%,  1/31/2032
a
24,786
LCI Industries, Convertible
106,000 3.000%,  3/1/2030
a
113,685
LifePoint Health, Inc.
27,000 9.875%,  8/15/2030
a
29,150
33,000 11.000%,  10/15/2030
a
36,386
19,000 10.000%,  6/1/2032
a
20,209
Mars, Inc.
12,000 5.650%,  5/1/2045
a
12,230
Mattel, Inc.
122,000 3.375%,  4/1/2026
a
121,290
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,834
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 41,038
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
a
89,360
56,000 5.250%,  10/1/2029
a
55,787
Newell Brands, Inc.
28,000 6.375%,  9/15/2027 27,926
41,000 6.625%,  9/15/2029
e
40,096
25,000 6.375%,  5/15/2030 23,750
11,000 6.625%,  5/15/2032
e
10,340

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.0% - continued
Novartis Capital Corporation
$ 91,000 4.700%,  9/18/2054 $ 82,985
Organon & Company/Organon
Foreign Debt Co-Issuer BV
90,000 5.125%,  4/30/2031
a,e
68,988
Owens & Minor, Inc.
26,000 6.625%,  4/1/2030
a,e
19,790
PepsiCo, Inc.
74,000 5.250%,  7/17/2054 73,181
Performance Food Group, Inc.
41,000 4.250%,  8/1/2029
a
39,985
49,000 6.125%,  9/15/2032
a
50,308
Perrigo Finance Unlimited
Company
46,000 4.900%,  6/15/2030 44,996
22,000 6.125%,  9/30/2032 22,186
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 81,381
40,000 5.625%,  11/17/2029 41,969
39,000 5.125%,  2/13/2031 40,309
40,000 5.750%,  11/17/2032 42,583
59,000 5.250%,  2/13/2034 60,813
Post Holdings, Inc.
41,000 4.625%,  4/15/2030
a
39,751
51,000 4.500%,  9/15/2031
a
47,892
33,000 6.250%,  10/15/2034
a
33,387
Post Holdings, Inc., Convertible
197,000 2.500%,  8/15/2027 216,405
Prime Healthcare Services, Inc.
87,000 9.375%,  9/1/2029
a
91,527
Radiology Partners, Inc.
24,000 8.500%,  7/15/2032
a
24,959
Roche Holdings, Inc.
57,000 5.218%,  3/8/2054
a
56,009
59,000 2.076%,  12/13/2031
a
52,005
Royalty Pharma plc
53,000 5.150%,  9/2/2029 54,357
62,000 5.200%,  9/25/2035 62,114
Select Medical Corporation
25,000 6.250%,  12/1/2032
a,e
25,360
Simmons Foods, Inc.
42,000 4.625%,  3/1/2029
a
40,243
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
30,476
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
4,853
Spectrum Brands, Inc.,
Convertible
132,000 3.375%,  6/1/2029 122,694
Star Parent, Inc.
26,000 9.000%,  10/1/2030
a
27,762
Stryker Corporation
53,000 5.200%,  2/10/2035 54,622
Sysco Corporation
37,000 5.950%,  4/1/2030 39,246
Takeda Pharmaceutical Company,
Ltd.
102,000 5.650%,  7/5/2054 102,872
87,000 5.000%,  11/26/2028 88,914
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 141,842
Principal
Amount Long-Term Fixed Income  46.9% Value
Consumer Non-Cyclical  2.0% - continued
$ 40,000 4.375%,  1/15/2030 $ 39,039
67,000 6.750%,  5/15/2031 69,511
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 51,917
US Acute Care Solutions, LLC
52,000 9.750%,  5/15/2029
a
52,952
Whirlpool Corporation
23,000 6.500%,  6/15/2033 22,440
Winnebago Industries, Inc.,
Convertible
149,000 3.250%,  1/15/2030
e
135,888
Wyeth, LLC
98,000 6.500%,  2/1/2034 110,910
Zoetis, Inc.
63,000 5.600%,  11/16/2032 66,985
Total 8,995,621
Energy  1.4%
Aethon United BR, LP/Aethon
United Finance Corporation
12,000 7.500%,  10/1/2029
a
12,450
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
55,965
APA Corporation
59,000 4.375%,  10/15/2028 58,286
Archrock Partners, LP/Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
30,128
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
28,000 5.875%,  6/30/2029
a
27,918
26,000 6.625%,  7/15/2033
a
26,465
Baytex Energy Corporation
38,000 8.500%,  4/30/2030
a
38,956
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
46,684
BP Capital Markets America, Inc.
55,000 4.812%,  2/13/2033 55,708
50,000 5.227%,  11/17/2034 51,727
BP Capital Markets plc
50,000 4.875%,  3/22/2030
b,i
49,983
55,000 6.450%,  12/1/2033
b,i
58,748
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
37,618
31,000 6.875%,  7/1/2029
a
32,105
California Resources Corporation
34,000 8.250%,  6/15/2029
a
35,369
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 38,013
39,000 3.250%,  1/31/2032 35,629
62,000 5.950%,  6/30/2033 65,431
Cheniere Energy, Inc.
34,000 5.650%,  4/15/2034 35,166
Civitas Resources, Inc.
17,000 8.375%,  7/1/2028
a
17,565
76,000 8.750%,  7/1/2031
a
78,132
39,000 9.625%,  6/15/2033
a
41,841

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Energy  1.4% - continued
CNX Resources Corporation
$ 33,000 6.000%,  1/15/2029
a,e
$ 33,133
CNX Resources Corporation,
Convertible
78,000 2.250%,  5/1/2026 204,399
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,473
79,000 6.042%,  8/15/2028
a
82,269
Comstock Resources, Inc.
35,000 6.750%,  3/1/2029
a
34,656
63,000 5.875%,  1/15/2030
a
59,958
ConocoPhillips Company
78,000 4.850%,  1/15/2032 79,860
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
48,479
Crescent Energy Finance, LLC
35,000 7.625%,  4/1/2032
a
33,934
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
61,000 8.625%,  3/15/2029
a
63,667
27,000 7.375%,  6/30/2033
a
27,392
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
23,356
Diamondback Energy, Inc.
92,000 5.750%,  4/18/2054 88,656
Eastern Energy Gas Holdings, LLC
108,000 5.800%,  1/15/2035 113,904
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
56,677
52,000 7.625%,  1/15/2083
b,e
56,341
59,000 5.950%,  4/5/2054 60,565
20,000 5.700%,  3/8/2033 21,066
Enerflex, Ltd.
19,000 9.000%,  10/15/2027
a
19,390
Energy Transfer, LP
66,000 6.500%,  2/15/2056
b
65,402
40,000 5.950%,  5/15/2054 38,610
34,000 8.000%,  5/15/2054
b
36,296
39,000 6.050%,  9/1/2054 38,042
17,000 7.125%,  5/15/2030
b,i
17,490
40,000 6.400%,  12/1/2030 43,288
Enterprise Products Operating,
LLC
51,000 5.550%,  2/16/2055 50,390
Excelerate Energy, LP
21,000 8.000%,  5/15/2030
a
22,172
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 47,427
68,000 7.875%,  5/15/2032 70,039
Harvest Midstream I, LP
66,000 7.500%,  9/1/2028
a
66,723
Hess Midstream Operations, LP
61,000 4.250%,  2/15/2030
a
59,413
Hilcorp Energy I, LP/Hilcorp
Finance Company
63,000 5.750%,  2/1/2029
a
61,822
27,000 6.000%,  4/15/2030
a
26,329
53,000 6.250%,  4/15/2032
a
50,318
Principal
Amount Long-Term Fixed Income  46.9% Value
Energy  1.4% - continued
Howard Midstream Energy
Partners, LLC
$ 30,000 7.375%,  7/15/2032
a
$ 31,436
40,000 6.625%,  1/15/2034
a
41,221
ITT Holdings, LLC
71,000 6.500%,  8/1/2029
a
68,769
Kinder Morgan, Inc.
72,000 5.950%,  8/1/2054 72,668
Kodiak Gas Services, LLC
26,000 6.500%,  10/1/2033
a
26,643
13,000 6.750%,  10/1/2035
a
13,388
MPLX, LP
70,000 4.800%,  2/15/2031 70,592
19,000 5.000%,  3/1/2033 19,038
55,000 5.500%,  6/1/2034 56,055
Nabors Industries, Inc.
21,000 7.375%,  5/15/2027
a
21,293
62,000 9.125%,  1/31/2030
a
65,151
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a
22,521
63,000 8.375%,  2/15/2032
a
64,418
Noble Finance II, LLC
27,000 8.000%,  4/15/2030
a
28,022
Northern Oil and Gas, Inc.
38,000 8.750%,  6/15/2031
a
38,729
Northern Oil and Gas, Inc.,
Convertible
196,000 3.625%,  4/15/2029 189,924
Occidental Petroleum Corporation
25,000 5.000%,  8/1/2027 25,358
78,000 8.875%,  7/15/2030 90,190
ONEOK, Inc.
74,000 5.700%,  11/1/2054 69,240
39,000 5.650%,  11/1/2028 40,429
50,000 4.750%,  10/15/2031 50,003
Ovintiv, Inc.
65,000 7.200%,  11/1/2031 71,799
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 42,688
27,000 7.875%,  9/15/2030
a
27,122
Permian Resources Operating,
LLC
59,000 6.250%,  2/1/2033
a
60,028
Phillips 66 Company
38,000 6.200%,  3/15/2056
b
38,377
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 50,438
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
46,187
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
29,166
Range Resources Corporation
14,000 4.750%,  2/15/2030
a
13,699
Rockies Express Pipeline, LLC
48,000 4.950%,  7/15/2029
a
47,587
Saturn Oil & Gas, Inc.
15,000 9.625%,  6/15/2029
a,e
15,176

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Energy  1.4% - continued
Schlumberger Holdings
Corporation
$ 24,000 4.300%,  5/1/2029
a
$ 24,084
SESI, LLC
26,000 7.875%,  9/30/2030
a
25,516
SM Energy Company
30,000 6.500%,  7/15/2028
e
30,266
19,000 7.000%,  8/1/2032
a
18,587
South Bow USA Infrastructure
Holdings, LLC
20,000 5.584%,  10/1/2034 20,075
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
27,000 5.875%,  3/1/2027 26,993
Sunoco, LP
48,000 7.000%,  5/1/2029
a
49,895
53,000 5.875%,  3/15/2034
a
52,991
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 44,073
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
25,000 5.500%,  1/15/2028
a
24,849
41,000 7.375%,  2/15/2029
a
42,209
66,000 6.750%,  3/15/2034
a
65,492
Talos Production, Inc.
14,000 9.000%,  2/1/2029
a
14,395
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 102,236
TGNR Intermediate Holdings, LLC
40,000 5.500%,  10/15/2029
a
38,778
TotalEnergies Capital SA
117,000 5.488%,  4/5/2054 115,198
TransCanada Trust
75,000 5.875%,  8/15/2076
b
75,004
Transocean International, Ltd.
18,000 8.250%,  5/15/2029
a
18,105
66,750 8.750%,  2/15/2030
a
70,043
UGI Corporation, Convertible
45,000 5.000%,  6/1/2028 57,609
USA Compression Partners, LP/
USA Compression Finance
Corporation
47,000 7.125%,  3/15/2029
a
48,543
40,000 6.250%,  10/1/2033
a
40,154
Valaris, Ltd.
26,000 8.375%,  4/30/2030
a
27,116
Venture Global LNG, Inc.
101,000 8.125%,  6/1/2028
a
104,043
124,000 9.000%,  9/30/2029
a,b,i
115,899
129,000 8.375%,  6/1/2031
a
132,436
48,000 9.875%,  2/1/2032
a
51,271
Venture Global Plaquemines LNG,
LLC
37,000 6.500%,  1/15/2034
a
38,756
26,000 7.750%,  5/1/2035
a
29,339
70,000 6.750%,  1/15/2036
a
74,138
Vital Energy, Inc.
37,000 7.750%,  7/31/2029
a
36,376
43,000 7.875%,  4/15/2032
a
40,693
Principal
Amount Long-Term Fixed Income  46.9% Value
Energy  1.4% - continued
Williams Companies, Inc.
$ 69,000 4.900%,  3/15/2029 $ 70,292
37,000 2.600%,  3/15/2031 33,609
35,000 5.600%,  3/15/2035 36,317
Total 6,116,558
Financials  4.8%
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
18,240
12,000 7.500%,  11/6/2030
a
12,411
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
42,049
103,000 3.000%,  10/29/2028 99,454
Agree, LP
38,000 5.625%,  6/15/2034 39,660
Air Lease Corporation
77,000 4.650%,  6/15/2026
b,i
75,857
46,000 3.125%,  12/1/2030 42,501
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,b,i
49,688
46,000 2.850%,  1/26/2028
a
44,434
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
27,000 4.250%,  10/15/2027
a
26,590
55,000 6.750%,  4/15/2028
a
55,999
40,000 7.000%,  1/15/2031
a
41,430
Ally Financial, Inc.
86,000 4.700%,  5/15/2026
b,i
84,208
112,000 8.000%,  11/1/2031 127,507
42,000 6.700%,  2/14/2033 43,788
American Express Company
50,000 3.550%,  9/15/2026
b,i
49,067
American Homes 4 Rent, LP
48,000 4.950%,  6/15/2030 48,907
American International Group, Inc.
79,000 5.125%,  3/27/2033 81,141
Americold Realty Operating
Partnership, LP
75,000 5.600%,  5/15/2032
e
75,854
Ameriprise Financial, Inc.
86,000 5.200%,  4/15/2035 87,917
AmWINS Group, Inc.
22,000 6.375%,  2/15/2029
a
22,425
66,000 4.875%,  6/30/2029
a
63,742
Aon North America, Inc.
78,000 5.750%,  3/1/2054 78,773
Apollo Debt Solutions BDC
60,000 6.700%,  7/29/2031 63,156
Ares Capital Corporation
47,000 5.875%,  3/1/2029 48,113
Ares Strategic Income Fund
138,000 5.450%,  9/9/2028
a
138,573
Arthur J. Gallagher & Company
59,000 5.750%,  7/15/2054 59,059
Avolon Holdings Funding, Ltd.
79,000 5.750%,  3/1/2029
a
81,588
93,000 5.375%,  5/30/2030
a
95,439
Azorra Finance, Ltd.
63,000 7.750%,  4/15/2030
a
66,419

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
Banco Santander SA
$ 22,000 4.750%,  11/12/2026
b,i
$ 21,667
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,i
70,828
60,000 1.734%,  7/22/2027
b
58,939
80,000 4.376%,  4/27/2028
b
80,251
32,000 4.948%,  7/22/2028
b
32,429
70,000 5.819%,  9/15/2029
b
73,058
180,000 3.974%,  2/7/2030
b
178,771
91,000 5.162%,  1/24/2031
b
93,961
135,000 2.687%,  4/22/2032
b
123,370
59,000 2.572%,  10/20/2032
b
53,060
82,000 2.972%,  2/4/2033
b
74,776
59,000 5.468%,  1/23/2035
b
61,633
149,000 5.425%,  8/15/2035
b
152,347
40,000 3.846%,  3/8/2037
b
37,528
Bank of Montreal
40,000 3.088%,  1/10/2037
b
35,738
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
b
41,466
67,000 4.596%,  7/26/2030
b
68,040
75,000 5.950%,  12/20/2030
b,i
76,145
39,000 6.474%,  10/25/2034
b
43,494
Bank of Nova Scotia
64,000 6.875%,  10/27/2085
b
64,589
Barclays plc
45,000 6.125%,  12/15/2025
b,i
45,051
85,000 5.501%,  8/9/2028
b
86,727
57,000 4.972%,  5/16/2029
b
57,844
50,000 6.224%,  5/9/2034
b
53,887
40,000 7.119%,  6/27/2034
b
44,769
BlackRock Funding, Inc.
39,000 5.250%,  3/14/2054 38,310
Blackstone Mortgage Trust, Inc.,
Convertible
13,000 5.500%,  3/15/2027 12,798
Blackstone Private Credit Fund
50,000 5.600%,  11/22/2029 50,571
86,000 5.050%,  9/10/2030 84,537
Blackstone Reg Finance
Company, LLC
44,000 4.950%,  2/15/2036
f
43,676
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 60,768
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
a
18,992
123,000 6.100%,  3/15/2028
a
123,950
20,000 6.750%,  4/4/2029 20,447
BNP Paribas SA
38,000 7.450%,  6/27/2035
a,b,i
39,512
Boston Properties, LP, Convertible
62,000 2.000%,  10/1/2030
a
60,667
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 74,398
Brookfield Asset Management,
Ltd.
12,000 6.077%,  9/15/2055 12,424
Brookfield Finance, Inc.
59,000 5.813%,  3/3/2055 59,211
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
Brown & Brown, Inc.
$ 27,000 6.250%,  6/23/2055 $ 28,395
23,000 5.550%,  6/23/2035 23,673
Burford Capital Global Finance,
LLC
64,000 9.250%,  7/1/2031
a
66,239
27,000 7.500%,  7/15/2033
a
26,657
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,e,i
29,482
62,000 3.273%,  3/1/2030
b
59,851
20,000 6.700%,  11/29/2032 22,098
Capital One NA
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
77,778
Charles Schwab Corporation
94,000 4.000%,  6/1/2026
b,i
93,144
39,000 6.136%,  8/24/2034
b
42,488
CHL Mortgage Pass-Through Trust
16,418
6.307%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
16,192
153,404
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 66,180
Citadel, LP
60,000 6.375%,  1/23/2032
a
63,214
Citigroup, Inc.
47,000 4.000%,  12/10/2025
b,i
46,907
95,000 3.875%,  2/18/2026
b,i
94,382
132,000 1.122%,  1/28/2027
b
131,017
145,000 1.462%,  6/9/2027
b
142,591
81,000 3.070%,  2/24/2028
b
79,862
26,000 7.375%,  5/15/2028
b,i
26,938
54,000 7.625%,  11/15/2028
b,i
56,500
150,000 4.075%,  4/23/2029
b
149,638
34,000 7.125%,  8/15/2029
b,i
35,071
32,000 6.950%,  2/15/2030
b,i
32,919
79,000 6.875%,  8/15/2030
b,i
81,400
110,000 4.952%,  5/7/2031
b
112,210
39,000 6.174%,  5/25/2034
b
41,418
45,000 7.000%,  8/15/2034
b,i
48,089
69,000 6.020%,  1/24/2036
b
72,187
114,000 5.174%,  9/11/2036
b
115,419
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,i
54,219
32,000 5.718%,  7/23/2032
b
33,390
CNA Financial Corporation
78,000 5.125%,  2/15/2034 78,486
Coinbase Global, Inc., Convertible
85,000 0.500%,  6/1/2026 95,387
95,000 0.250%,  4/1/2030 120,935
56,000 Zero Coupon,  10/1/2032
a
62,412
Comerica, Inc.
21,000 5.982%,  1/30/2030
b
21,848
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
40,862
Constellation Insurance, Inc.
17,000 6.800%,  1/24/2030
a
17,194
COPT Defense Properties, LP
78,000 2.250%,  3/15/2026 77,221
COPT Defense Properties, LP,
Convertible
23,000 5.250%,  9/15/2028
a
26,009

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
Corebridge Financial, Inc.
$ 63,000 6.375%,  9/15/2054
b
$ 64,864
39,000 6.875%,  12/15/2052
b
39,941
41,000 6.050%,  9/15/2033 43,720
47,000 5.750%,  1/15/2034 49,206
Countrywide Home Loan
Mortgage Pass Through Trust
195,789
4.886%,  11/25/2035, Ser.
2005-22, Class 2A1
b
161,911
Cousins Properties, LP
15,000 5.375%,  2/15/2032 15,328
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
34,949
Credit Suisse Group AG
26,000 7.250%,  N/A
*,j
7,020
36,000 7.500%,  N/A
*,j
9,720
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,i
62,998
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
b
126,828
66,000 2.311%,  11/16/2027
b
64,674
61,000 3.742%,  1/7/2033
b
56,299
Digital Realty Trust, LP, Convertible
76,000 1.875%,  11/15/2029
a
80,157
Elevance Health, Inc.
78,000 5.650%,  6/15/2054 76,826
123,000 2.550%,  3/15/2031 111,996
Encore Capital Group, Inc.
41,000 9.250%,  4/1/2029
a
43,042
32,000 8.500%,  5/15/2030
a
33,697
25,000 6.625%,  4/15/2031
a
24,810
Encore Capital Group, Inc.,
Convertible
47,000 4.000%,  3/15/2029 46,459
ERP Operating, LP
79,000 4.950%,  6/15/2032 80,953
Essential Properties, LP
45,000 5.400%,  12/1/2035 45,117
Fairfax Financial Holdings, Ltd.
59,000 6.350%,  3/22/2054 62,421
Federal Realty OP, LP, Convertible
31,000 3.250%,  1/15/2029
a
30,938
Fifth Third Bancorp
41,000 4.772%,  7/28/2030
b
41,434
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 100,796
First Citizens BancShares, Inc./NC
114,000 5.600%,  9/5/2035
b
113,586
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
69,104
Franklin BSP Capital Corporation
83,000 6.000%,  10/2/2030
a
81,427
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
68,250
28,000 9.125%,  5/15/2031
a
29,765
20,000 8.375%,  4/1/2032
a
20,852
27,000 7.875%,  4/1/2033
a
27,734
FS KKR Capital Corporation
38,000 2.625%,  1/15/2027
e
36,709
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
FTAI Aviation Investors, LLC
$ 29,000 5.500%,  5/1/2028
a
$ 29,021
24,000 7.000%,  5/1/2031
a
25,151
40,000 7.000%,  6/15/2032
a
41,895
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,038
28,000 8.000%,  6/15/2028
a
29,698
66,000 5.875%,  3/15/2030
a
66,742
Global Aircraft Leasing Company,
Ltd.
72,000 8.750%,  9/1/2027
a
74,127
Global Net Lease, Inc.
18,000 4.500%,  9/30/2028
a
17,653
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
46,000 3.750%,  12/15/2027
a
44,598
goeasy, Ltd.
12,000 9.250%,  12/1/2028
a
12,440
15,000 7.625%,  7/1/2029
a
15,109
50,000 6.875%,  2/15/2031
a
48,862
Goldman Sachs BDC, Inc.
35,000 6.375%,  3/11/2027 35,686
92,000 5.650%,  9/9/2030 92,607
Goldman Sachs Group, Inc.
40,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,i
40,186
48,000 3.650%,  8/10/2026
b,i
47,049
50,000 4.125%,  11/10/2026
b,i
49,179
40,000 2.640%,  2/24/2028
b
39,217
166,000 3.615%,  3/15/2028
b
164,785
81,000 4.482%,  8/23/2028
b
81,417
75,000 3.814%,  4/23/2029
b
74,276
37,000 2.615%,  4/22/2032
b
33,578
38,000 2.383%,  7/21/2032
b
33,863
31,000 6.125%,  11/10/2034
b,e,i
31,608
73,000 5.330%,  7/23/2035
b
75,178
110,000 5.016%,  10/23/2035
b
110,746
58,000 4.939%,  10/21/2036
b
57,717
Goldman Sachs Private Credit
Corporation
51,000 5.375%,  1/31/2029
a
51,057
Hartford Insurance Group, Inc.
37,000 2.800%,  8/19/2029 35,180
23,000
6.598%,  (TSFR3M +
2.387%), 2/12/2047
a,b
21,643
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
25,000 3.750%,  8/15/2028
a
29,600
Hercules Capital, Inc., Convertible
15,000 4.750%,  9/1/2028
a
14,746
HSBC Holdings plc
105,000 4.583%,  6/19/2029
b
105,641
25,000 6.875%,  9/11/2029
b,i
25,853
45,000 2.804%,  5/24/2032
b
40,947
HUB International, Ltd.
79,000 7.250%,  6/15/2030
a
82,476
Huntington Bancshares, Inc./OH
31,000 4.450%,  10/15/2027
b,i
30,390
93,000 5.709%,  2/2/2035
b
96,698
61,000 6.141%,  11/18/2039
b
63,178

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
Huntington Bank Auto Credit-
Linked Notes
$ 213,621
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
$ 215,782
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
6,000 6.250%,  5/15/2026 5,997
86,000 5.250%,  5/15/2027 84,512
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 56,281
99,000 4.950%,  1/15/2033 99,453
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
43,729
15,000 7.125%,  4/30/2031
a
15,741
25,000 6.125%,  11/1/2032
a
25,439
81,000 6.750%,  5/1/2033
a
84,497
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
21,778
37,000 6.625%,  10/15/2031
a
36,455
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,900
55,000 9.500%,  2/15/2029
a
57,958
18,000 8.250%,  5/15/2030
a
18,662
JPMorgan Chase & Company
55,000 3.650%,  6/1/2026
b,i
54,325
162,000 1.045%,  11/19/2026
b
161,772
112,000 4.005%,  4/23/2029
b
111,667
38,000 2.069%,  6/1/2029
b
36,125
31,000 6.500%,  4/1/2030
b,i
32,174
149,000 4.493%,  3/24/2031
b
150,457
40,000 2.963%,  1/25/2033
b
36,651
42,000 4.912%,  7/25/2033
b
42,825
40,000 5.717%,  9/14/2033
b
42,484
37,000 5.350%,  6/1/2034
b
38,623
35,000 6.254%,  10/23/2034
b
38,547
20,000 5.336%,  1/23/2035
b
20,764
69,000 5.766%,  4/22/2035
b
73,587
42,000 5.502%,  1/24/2036
b
44,075
109,000 4.810%,  10/22/2036
b
108,652
65,000 5.534%,  11/29/2045
b
66,951
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 54,890
75,000 5.000%,  1/26/2033 75,520
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 57,599
70,000 5.875%,  10/15/2035 70,676
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
5,112
Liberty Mutual Group, Inc.
15,000 4.125%,  12/15/2051
a,b
14,662
Lincoln National Corporation
13,000
6.804%,  (TSFR3M +
2.619%), 11/17/2025
b
11,183
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
b
125,242
200,000 4.425%,  11/4/2031
b,f
199,655
LPL Holdings, Inc.
88,000 4.900%,  4/3/2028 89,067
M&T Bank Corporation
82,000 3.500%,  9/1/2026
b,i
79,061
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
Macquarie AirFinance Holdings,
Ltd.
$ 15,000 6.400%,  3/26/2029
a
$ 15,767
40,000 5.150%,  3/17/2030
a
40,474
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,b
74,239
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 36,501
MetLife, Inc.
32,000 6.350%,  3/15/2055
b
33,928
40,000 5.875%,  3/15/2028
b,e,i
40,990
51,000 6.400%,  12/15/2036 53,810
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
a
67,186
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 74,185
Mitsubishi UFJ Financial Group,
Inc.
78,000 1.538%,  7/20/2027
b
76,523
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
b
97,206
82,000 2.564%,  9/13/2031 72,989
40,000 5.748%,  7/6/2034
b
42,547
Molina Healthcare, Inc.
16,000 4.375%,  6/15/2028
a
15,584
29,000 6.250%,  1/15/2033
a
29,190
Morgan Stanley
49,000 5.516%,  11/19/2055
b
49,549
126,000 0.985%,  12/10/2026
b
125,598
76,000 1.593%,  5/4/2027
b
74,971
80,000 1.512%,  7/20/2027
b
78,470
27,000 5.123%,  2/1/2029
b
27,558
238,000 3.622%,  4/1/2031
b
231,145
40,000 2.943%,  1/21/2033
b
36,409
41,000 4.889%,  7/20/2033
b
41,649
40,000 5.250%,  4/21/2034
b
41,283
14,000 5.424%,  7/21/2034
b
14,606
32,000 5.831%,  4/19/2035
b
34,119
32,000 5.587%,  1/18/2036
b
33,513
85,000 2.484%,  9/16/2036
b
74,191
MPT Operating Partnership, LP/
MPT Finance Corporation
33,000 8.500%,  2/15/2032
a
34,574
Nasdaq, Inc.
37,000 5.350%,  6/28/2028 38,173
NatWest Group plc
37,000 4.892%,  5/18/2029
b
37,561
95,000 6.475%,  6/1/2034
b
99,630
Navient Corporation
16,000 5.000%,  3/15/2027 15,906
New York Life Global Funding
37,000 4.550%,  1/28/2033
a
36,976
39,000 5.000%,  1/9/2034
a
39,770
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
141,435
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 54,921
68,000 5.783%,  7/3/2034 72,094
North Haven Private Income Fund,
LLC
38,000 5.125%,  9/25/2028
a,e
37,741

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
Northwestern Mutual Life
Insurance Company
$ 72,000 6.170%,  5/29/2055
a
$ 77,402
Omega Healthcare Investors, Inc.
100,000 5.200%,  7/1/2030 101,470
OneMain Finance Corporation
43,000 3.500%,  1/15/2027 42,303
35,000 3.875%,  9/15/2028 33,772
26,000 6.750%,  3/15/2032 26,385
112,000 7.125%,  9/15/2032 115,597
Osaic Holdings, Inc.
40,000 6.750%,  8/1/2032
a
41,324
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
78,000 4.875%,  5/15/2029
a
75,758
Pebblebrook Hotel Trust,
Convertible
122,000 1.750%,  12/15/2026 117,049
147,000 1.625%,  1/15/2030
a
138,695
PennyMac Financial Services, Inc.
13,000 7.125%,  11/15/2030
a
13,611
39,000 6.875%,  5/15/2032
a
40,680
27,000 6.875%,  2/15/2033
a
27,930
13,000 6.750%,  2/15/2034
a
13,325
Phoenix Aviation Capital, Ltd.
42,000 9.250%,  7/15/2030
a
44,245
PNC Bank NA
37,000 2.700%,  10/22/2029 34,803
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,i
42,678
42,000 5.582%,  6/12/2029
b
43,462
45,000 6.250%,  3/15/2030
b,i
46,173
39,000 6.875%,  10/20/2034
b
44,164
PRA Group, Inc.
42,000 8.375%,  2/1/2028
a
42,636
Prologis Targeted US Logistics
Fund, LP
57,000 5.250%,  4/1/2029
a
58,770
37,000 5.250%,  1/15/2035
a
37,893
Prologis, LP
47,000 5.250%,  3/15/2054 45,660
Provident Financing Trust I
36,000 7.405%,  3/15/2038 39,249
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
39,845
39,000 6.750%,  3/1/2053
b
41,738
98,000 6.500%,  3/15/2054
b
104,368
36,000 3.700%,  10/1/2050
b
33,535
Regency Centers, LP
60,000 5.250%,  1/15/2034 61,793
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 46,030
77,000 5.750%,  9/15/2034 80,380
RenaissanceRe Holdings, Ltd.
95,000 5.800%,  4/1/2035 99,495
Rexford Industrial Realty, LP,
Convertible
36,000 4.375%,  3/15/2027
a
36,000
55,000 4.125%,  3/15/2029
a
55,605
Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
RGA Global Funding
$ 36,000 5.500%,  1/11/2031
a
$ 37,512
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,969
28,000 4.500%,  2/15/2029
a
27,546
Rithm Capital Corporation
26,000 8.000%,  7/15/2030
a
26,356
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
24,552
Rocket Companies, Inc.
38,000 6.125%,  8/1/2030
a
39,197
13,000 7.125%,  2/1/2032
a
13,649
40,000 6.375%,  8/1/2033
a
41,669
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
23,000 3.625%,  3/1/2029
a
22,096
42,000 3.875%,  3/1/2031
a
39,482
19,000 4.000%,  10/15/2033
a
17,497
Royal Bank of Canada
50,000 6.750%,  8/24/2085
b
51,966
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,664
50,000 5.875%,  8/1/2032
a
50,834
Santander Holdings USA, Inc.
41,000 2.490%,  1/6/2028
b
40,035
68,000 5.473%,  3/20/2029
b
69,170
Shift4 Payments, Inc., Convertible
136,000 0.500%,  8/1/2027 133,620
Simon Property Group, LP
39,000 6.250%,  1/15/2034 42,818
Sixth Street Lending Partners
52,000 6.125%,  7/15/2030
a
53,445
SLM Corporation
7,000 6.500%,  1/31/2030 7,258
Societe Generale SA
35,000 1.488%,  12/14/2026
a,b
34,875
25,000 10.000%,  11/14/2028
a,b,i
27,665
Standard Chartered plc
59,000 2.608%,  1/12/2028
a,b
57,852
Starwood Property Trust, Inc.
20,000 4.375%,  1/15/2027
a
19,822
39,000 5.250%,  10/15/2028
a
39,141
33,000 6.500%,  10/15/2030
a
34,334
13,000 5.750%,  1/15/2031
a
13,183
Starwood Property Trust, Inc.,
Convertible
86,000 6.750%,  7/15/2027 88,623
State Street Corporation
27,000 6.700%,  3/15/2029
b,i
28,066
41,000 4.421%,  5/13/2033
b
40,902
Stonex Escrow Issuer, LLC
50,000 6.875%,  7/15/2032
a
51,730
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
84,472
Sumitomo Mitsui Financial Group,
Inc.
75,000 5.716%,  9/14/2028 78,207
55,000 5.766%,  1/13/2033 58,748
Synchrony Financial
28,000 5.935%,  8/2/2030
b
28,965

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Financials  4.8% - continued
$ 28,000 7.250%,  2/2/2033 $ 29,681
Synovus Bank
40,000 5.625%,  2/15/2028 40,826
Terawulf, Inc., Convertible
21,000 2.750%,  2/1/2030
a
43,038
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
b
34,853
41,000 4.456%,  6/8/2032 40,993
30,000 5.146%,  9/10/2034
b
30,401
Travelers Companies, Inc.
38,000 5.050%,  7/24/2035 38,744
Truist Bank
36,000 2.250%,  3/11/2030 32,902
Truist Financial Corporation
80,000 6.047%,  6/8/2027
b
80,818
38,000 1.887%,  6/7/2029
b
35,825
90,000 5.100%,  3/1/2030
b,i
90,253
68,000 5.153%,  8/5/2032
b
69,819
55,000 5.711%,  1/24/2035
b
57,647
U.S. Bancorp
67,000 4.548%,  7/22/2028
b
67,445
22,000 5.836%,  6/12/2034
b
23,460
55,000 5.678%,  1/23/2035
b
57,979
UBS Group AG
82,000 3.869%,  1/12/2029
a,b
81,425
30,000 6.600%,  8/5/2030
a,b,i
30,007
United Wholesale Mortgage, LLC
75,000 5.500%,  4/15/2029
a
73,863
UnitedHealth Group, Inc.
117,000 5.375%,  4/15/2054 112,569
Ventas Realty, LP, Convertible
62,000 3.750%,  6/1/2026 83,824
Wells Fargo & Company
33,000 3.900%,  3/15/2026
b,i
32,755
41,000 3.526%,  3/24/2028
b
40,656
88,000 3.584%,  5/22/2028
b
87,244
67,000 4.808%,  7/25/2028
b
67,746
56,000 7.625%,  9/15/2028
b,i
59,777
152,000 4.478%,  4/4/2031
b
152,892
28,000 5.389%,  4/24/2034
b
29,080
28,000 5.557%,  7/25/2034
b
29,403
36,000 6.491%,  10/23/2034
b
39,974
158,000 5.499%,  1/23/2035
b
164,937
Welltower OP, LLC, Convertible
76,000 2.750%,  5/15/2028
a
144,742
72,000 3.125%,  7/15/2029
a
106,812
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
54,908
Willis North America, Inc.
39,000 5.900%,  3/5/2054 39,524
XHR, LP
38,000 4.875%,  6/1/2029
a
37,146
13,000 6.625%,  5/15/2030
a
13,269
Total 21,288,357
Foreign Government  <0.1%
Saudi Arabian Oil Company
57,000 5.750%,  7/17/2054
a
57,280
Principal
Amount Long-Term Fixed Income  46.9% Value
Foreign Government  <0.1% - continued
Teine Energy, Ltd.
$ 40,000 6.875%,  4/15/2029
a
$ 39,903
Total 97,183
Mortgage-Backed Securities  14.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
217,520 2.000%,  1/1/2052 179,026
1,876,452 6.000%,  1/1/2055 1,959,992
1,670,402 2.500%,  5/1/2051 1,433,774
1,155,714 3.500%,  5/1/2052 1,074,409
937,290 4.000%,  5/1/2052 897,356
1,136,421 5.000%,  7/1/2053 1,141,582
682,276 5.500%,  7/1/2053 697,562
188,370 5.000%,  8/1/2053 189,688
363,363 5.500%,  9/1/2053 372,777
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
744,649 2.500%,  7/1/2030 722,415
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,750,000 5.000%,  11/1/2040
f
3,786,446
1,600,000 5.500%,  11/1/2040
f
1,634,224
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
897,588 3.500%,  5/1/2040 859,804
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,230,571 3.000%,  1/1/2052 1,993,843
333,579 2.000%,  2/1/2051 274,547
215,452 2.000%,  2/1/2051 177,325
1,117,719 2.500%,  2/1/2051 964,549
1,296,352 2.500%,  2/1/2051 1,101,918
2,330,528 2.000%,  3/1/2051 1,905,234
1,111,003 4.000%,  3/1/2051 1,072,609
2,423,676 3.000%,  3/1/2052 2,167,352
1,603,920 2.000%,  4/1/2051 1,305,961
1,503,723 3.000%,  4/1/2051 1,336,414
1,118,684 5.500%,  4/1/2054 1,144,199
403,267 2.000%,  5/1/2051 330,329
747,805 3.000%,  5/1/2051 678,548
783,430 3.000%,  6/1/2050 712,420
321,630 4.000%,  6/1/2052 306,581
357,927 5.000%,  6/1/2053 360,034
1,840,443 2.500%,  7/1/2051 1,585,092
741,652 3.500%,  7/1/2051 691,637
917,921 4.000%,  7/1/2052 874,972
887,951 2.500%,  8/1/2050 771,652
1,487,160 3.500%,  8/1/2050 1,391,854
1,749,266 3.500%,  8/1/2052 1,618,152
1,040,651 4.500%,  8/1/2052 1,019,689
238,157 5.000%,  8/1/2053 239,559
1,194,730 3.500%,  9/1/2052 1,111,840
496,882 3.500%,  9/1/2052 461,725
185,133 5.000%,  9/1/2052 186,237
249,238 4.500%,  9/1/2053 245,559
810,558 4.500%,  9/1/2053 796,413
1,558,036 4.000%,  10/1/2052 1,491,802
396,328 2.000%,  11/1/2051 326,183

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Mortgage-Backed Securities  14.2% -
continued
$ 648,939 3.500%,  11/1/2052 $ 605,790
1,598,559 2.000%,  12/1/2050 1,309,838
3,027,121 4.500%,  12/1/2052 2,984,667
2,500,000 5.500%,  11/1/2040
f
2,525,742
1,140,000 3.000%,  11/1/2047
f
1,009,969
1,000,000 4.000%,  11/1/2048
f
948,707
800,000 4.500%,  11/1/2048
f
779,697
5,700,000 5.000%,  11/1/2048
f
5,670,856
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,141,687 2.500%,  3/1/2062 1,760,446
756,233 3.500%,  7/1/2061 685,154
811,194 4.000%,  12/1/2061 764,294
PRPM, LLC
275,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
257,993
Total 62,896,437
Technology  1.6%
Accenture Capital, Inc.
58,000 4.500%,  10/4/2034 57,188
Akamai Technologies, Inc.,
Convertible
74,000 0.375%,  9/1/2027 71,188
76,000 1.125%,  2/15/2029 71,782
124,000 0.250%,  5/15/2033
a
125,240
Alphabet, Inc.
62,000 5.250%,  5/15/2055 61,438
Amentum Holdings, Inc.
47,000 7.250%,  8/1/2032
a
48,913
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,661
Apple, Inc.
197,000 3.750%,  9/12/2047 158,297
Avnet, Inc., Convertible
41,000 1.750%,  9/1/2030
a
40,406
Block, Inc.
26,000 5.625%,  8/15/2030
a
26,393
107,000 6.500%,  5/15/2032 111,018
26,000 6.000%,  8/15/2033
a
26,585
Block, Inc., Convertible
25,000 0.250%,  11/1/2027 22,904
Boost Newco Borrower, LLC
69,000 7.500%,  1/15/2031
a
73,304
Broadcom, Inc.
154,000 4.900%,  7/15/2032 157,435
37,000 4.800%,  10/15/2034 37,177
77,000 4.900%,  2/15/2038 76,066
CACI International, Inc.
18,000 6.375%,  6/15/2033
a
18,715
Central Parent, Inc./CDK Global,
Inc.
21,000 7.250%,  6/15/2029
a
17,250
Cisco Systems, Inc.
78,000 5.350%,  2/26/2064 75,771
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,892
Cloud Software Group, Inc.
159,000 6.500%,  3/31/2029
a
160,200
Principal
Amount Long-Term Fixed Income  46.9% Value
Technology  1.6% - continued
$ 63,000 9.000%,  9/30/2029
a
$ 65,163
CommScope Technologies, LLC
26,000 5.000%,  3/15/2027
a
25,901
CommScope, LLC
26,000 4.750%,  9/1/2029
a
25,919
Consensus Cloud Solutions, Inc.
2,000 6.000%,  10/15/2026
a
2,000
CoreWeave, Inc.
40,000 9.000%,  2/1/2031
a
40,117
CSG Systems International, Inc.,
Convertible
99,000 3.875%,  9/15/2028 118,454
Dayforce, Inc., Convertible
124,000 0.250%,  3/15/2026 121,644
Dell, Inc.
52,000 6.500%,  4/15/2038 56,774
Diebold Nixdorf, Inc.
63,000 7.750%,  3/31/2030
a
66,714
Euronet Worldwide, Inc.,
Convertible
59,000 0.625%,  10/1/2030
a
53,543
Fair Isaac Corporation
46,000 6.000%,  5/15/2033
a
46,823
Fiserv, Inc.
76,000 5.350%,  3/15/2031 77,917
20,000 5.600%,  3/2/2033 20,582
76,000 5.450%,  3/15/2034 77,136
60,000 5.150%,  8/12/2034 59,565
Gen Digital, Inc.
33,000 7.125%,  9/30/2030
a
34,057
13,000 6.250%,  4/1/2033
a
13,383
Global Payments, Inc.
63,000 4.950%,  8/15/2027 63,600
Global Payments, Inc., Convertible
128,000 1.500%,  3/1/2031 115,456
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
27,000 3.500%,  3/1/2029
a
25,709
Hewlett Packard Enterprise
Company
50,000 4.850%,  10/15/2031 50,516
IBM International Capital Private,
Ltd.
58,000 5.300%,  2/5/2054 55,071
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
25,722
Intel Corporation
116,000 4.900%,  7/29/2045 102,502
InterDigital, Inc., Convertible
30,000 3.500%,  6/1/2027 140,625
ION Platform Finance US, Inc.
50,000 7.875%,  9/30/2032
a
48,768
ION Platform Finance US, Inc./ION
Platform Finance SARL
39,000 9.500%,  5/30/2029
a
39,852
Iron Mountain, Inc.
61,000 4.875%,  9/15/2029
a
60,201
75,000 5.250%,  7/15/2030
a
74,650
60,000 4.500%,  2/15/2031
a
57,549
Jabil, Inc.
40,000 5.450%,  2/1/2029 41,296

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Technology  1.6% - continued
Kioxia Holdings Corporation
$ 78,000 6.625%,  7/24/2033
a
$ 81,362
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 34,233
Mastercard, Inc.
47,000 4.875%,  5/9/2034 48,090
Microchip Technology, Inc.
24,000 5.050%,  3/15/2029 24,466
Microchip Technology, Inc.,
Convertible
120,000 0.750%,  6/1/2030 116,760
Micron Technology, Inc.
37,000 5.650%,  11/1/2032 38,839
MKS, Inc., Convertible
253,000 1.250%,  6/1/2030 303,600
Moody's Corporation
40,000 4.250%,  8/8/2032 39,422
NCR Atleos Corporation
22,000 9.500%,  4/1/2029
a
23,758
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
41,593
26,000 5.125%,  4/15/2029
a
25,730
Neptune Bidco US, Inc.
53,000 9.290%,  4/15/2029
a
52,338
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
37,000 4.300%,  6/18/2029 36,899
ON Semiconductor Corporation,
Convertible
107,000 Zero Coupon,  5/1/2027 123,853
160,000 0.500%,  3/1/2029 148,480
Open Text Corporation
76,000 3.875%,  12/1/2029
a
71,924
Oracle Corporation
72,000 5.375%,  9/27/2054 63,294
138,000 6.900%,  11/9/2052 147,144
33,000 6.150%,  11/9/2029 34,969
62,000 4.800%,  9/26/2032 61,362
69,000 5.875%,  9/26/2045 66,436
Paychex, Inc.
22,000 5.600%,  4/15/2035 22,982
PayPal Holdings, Inc.
78,000 5.500%,  6/1/2054 77,905
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
14,062
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a
57,508
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,036
Sabre GLBL, Inc.
7,000 8.625%,  6/1/2027
a
7,038
26,000 11.125%,  7/15/2030
a
24,570
Seagate Data Storage Technology,
Private Ltd.
49,760 9.625%,  12/1/2032
a
56,721
18,000 5.750%,  12/1/2034
a
18,399
Semtech Corporation, Convertible
29,000 1.625%,  11/1/2027 54,607
91,000 Zero Coupon,  10/15/2030
a
92,274
Sensata Technologies BV
58,000 4.000%,  4/15/2029
a
56,523
Principal
Amount Long-Term Fixed Income  46.9% Value
Technology  1.6% - continued
Sensata Technologies, Inc.
$ 42,000 4.375%,  2/15/2030
a
$ 40,500
16,000 3.750%,  2/15/2031
a
14,872
12,000 6.625%,  7/15/2032
a,e
12,492
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 6.750%,  8/15/2032
a
61,970
SS&C Technologies, Inc.
54,000 5.500%,  9/30/2027
a
54,030
13,000 6.500%,  6/1/2032
a
13,478
Synaptics, Inc., Convertible
101,000 0.750%,  12/1/2031
a
101,606
Synopsys, Inc.
63,000 5.700%,  4/1/2055 63,646
Texas Instruments, Inc.
39,000 5.150%,  2/8/2054 37,418
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,851
Verint Systems, Inc., Convertible
71,000 0.250%,  4/15/2026 69,509
Verisk Analytics, Inc.
32,000 5.250%,  3/15/2035 32,625
Viavi Solutions, Inc.
27,000 3.750%,  10/1/2029
a
25,456
Viavi Solutions, Inc., Convertible
57,000 1.625%,  3/15/2026 76,665
84,000 0.625%,  3/1/2031
a
117,915
Vishay Intertechnology, Inc.,
Convertible
178,000 2.250%,  9/15/2030 165,362
VMware, LLC
104,000 4.700%,  5/15/2030 105,526
54,000 2.200%,  8/15/2031 47,750
Western Digital Corporation,
Convertible
91,000 3.000%,  11/15/2028
e
364,455
WULF Compute, LLC
26,000 7.750%,  10/15/2030
a
27,011
Xerox Corporation
21,000 10.250%,  10/15/2030
a
21,472
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026
e
2,895
38,000 3.625%,  3/1/2028
a
36,860
Total 6,916,573
Transportation  0.3%
Air Canada
25,000 3.875%,  8/15/2026
a
24,807
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
23,834 5.500%,  4/20/2026
a
23,894
62,253 5.750%,  4/20/2029
a
62,810
Avianca Midco 2 plc
25,000 9.000%,  12/1/2028
a
24,906
27,000 9.625%,  2/14/2030
a
26,784
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a
32,745
Burlington Northern Santa Fe, LLC
39,000 5.500%,  3/15/2055 39,054

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Transportation  0.3% - continued
DCLI Bidco, LLC
$ 37,000 7.750%,  11/15/2029
a
$ 37,608
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 82,058
104,000 5.250%,  7/10/2030 106,290
ERAC USA Finance, LLC
79,000 5.200%,  10/30/2034
a
81,549
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 57,814
65,000 5.100%,  5/1/2035 66,472
OneSky Flight, LLC
62,000 8.875%,  12/15/2029
a
65,792
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
a
29,962
39,000 1.700%,  6/15/2026
a
38,368
Rand Parent, LLC
64,000 8.500%,  2/15/2030
a
65,426
RXO, Inc.
24,000 7.500%,  11/15/2027
a
24,450
Ryder System, Inc.
46,000 2.850%,  3/1/2027 45,223
52,000 4.850%,  6/15/2030 53,011
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,382
Star Leasing Company, LLC
25,000 7.625%,  2/15/2030
a
23,621
Stena International SA
44,000 7.250%,  1/15/2031
a
44,919
Stonepeak Nile Parent, LLC
19,000 7.250%,  3/15/2032
a
20,094
Union Pacific Corporation
40,000 5.600%,  12/1/2054 40,522
United Airlines, Inc.
93,000 4.625%,  4/15/2029
a
92,109
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
17,251
25,000 6.375%,  2/1/2030
a,e
24,145
Watco Companies, LLC/Watco
Finance Corporation
26,000 7.125%,  8/1/2032
a
26,935
Total 1,315,001
U.S. Government & Agencies  5.5%
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 186,399
2,900,000 4.750%,  11/15/2053 2,933,078
1,200,000 4.625%,  2/15/2035 1,251,750
1,490,000 3.250%,  5/15/2042 1,262,600
4,470,000 3.375%,  8/15/2042 3,840,533
1,200,000 4.750%,  2/15/2045 1,216,688
U.S. Treasury Notes
590,000 0.500%,  4/30/2027 563,266
1,580,000 1.125%,  2/29/2028 1,493,717
3,500,000 4.125%,  7/31/2028 3,547,441
2,500,000 3.500%,  9/30/2029 2,485,645
2,200,000 3.625%,  9/30/2030 2,191,750
870,000 1.375%,  11/15/2031 756,424
1,000,000 4.125%,  11/15/2032 1,014,492
543,000 3.375%,  5/15/2033 523,507
Principal
Amount Long-Term Fixed Income  46.9% Value
U.S. Government & Agencies  5.5% - continued
$ 800,000 4.000%,  2/15/2034 $ 800,531
Total 24,067,821
Utilities  1.5%
AEP Texas, Inc.
38,000 5.850%,  10/15/2055 37,981
AES Corporation
54,000 7.600%,  1/15/2055
b
55,121
73,000 3.950%,  7/15/2030
a
70,629
Algonquin Power & Utilities
Corporation
138,000 4.750%,  1/18/2082
b
135,401
Alliant Energy Corporation,
Convertible
46,000 3.875%,  3/15/2026 49,289
31,000 3.250%,  5/30/2028
a
32,023
Alpha Generation, LLC
22,000 6.750%,  10/15/2032
a
22,607
Ameren Corporation
46,000 1.750%,  3/15/2028 43,460
American Electric Power
Company, Inc.
50,000 6.950%,  12/15/2054
b
54,694
38,000 2.300%,  3/1/2030 34,915
American Water Capital
Corporation
35,000 5.700%,  9/1/2055 35,576
American Water Capital
Corporation, Convertible
68,000 3.625%,  6/15/2026 67,735
Arizona Public Service Company
39,000 5.550%,  8/1/2033 40,850
Atmos Energy Corporation
52,000 5.450%,  1/15/2056 51,524
36,000 5.000%,  12/15/2054 33,497
Calpine Corporation
52,000 4.500%,  2/15/2028
a
51,873
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
30,312
17,000 6.700%,  5/15/2055
b
17,566
CenterPoint Energy, Inc.,
Convertible
75,000 4.250%,  8/15/2026 82,500
55,000 3.000%,  8/1/2028
a
55,764
CMS Energy Corporation,
Convertible
52,000 3.375%,  5/1/2028 57,200
Consolidated Edison Company of
New York, Inc.
117,000 5.700%,  5/15/2054 120,075
Constellation Energy Generation,
LLC
59,000 5.750%,  3/15/2054 59,857
40,000 5.800%,  3/1/2033 42,724
Dominion Energy, Inc.
47,000 6.875%,  2/1/2055
b
49,402
47,000 7.000%,  6/1/2054
b
51,338
46,000 3.375%,  4/1/2030 44,222
DTE Energy Company
36,000 4.875%,  6/1/2028 36,608
Duke Energy Carolinas, LLC
119,000 5.400%,  1/15/2054 118,265

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Utilities  1.5% - continued
Duke Energy Corporation
$ 49,000 3.250%,  1/15/2082
b
$ 47,143
54,000 5.800%,  6/15/2054 54,544
32,000 6.450%,  9/1/2054
b
33,833
96,000 2.450%,  6/1/2030 88,676
40,000 4.500%,  8/15/2032 39,813
43,000 5.750%,  9/15/2033 45,676
Duke Energy Corporation,
Convertible
118,000 4.125%,  4/15/2026 127,027
Duke Energy Ohio, Inc.
39,000 5.550%,  3/15/2054 39,198
Edison International
27,000 7.875%,  6/15/2054
b,e
27,789
44,000 5.000%,  12/15/2026
b,i
42,915
Entergy Corporation
38,000 1.900%,  6/15/2028 35,900
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 61,781
Evergy, Inc., Convertible
76,000 4.500%,  12/15/2027 96,596
Eversource Energy
91,000 4.600%,  7/1/2027 91,525
Exelon Corporation
154,000 5.600%,  3/15/2053 151,623
38,000 4.050%,  4/15/2030 37,649
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
98,492
FirstEnergy Corporation,
Convertible
20,000 4.000%,  5/1/2026 20,830
92,000 3.625%,  1/15/2029
a
98,210
78,000 3.875%,  1/15/2031
a
84,630
Georgia Power Company
25,000 4.950%,  5/17/2033 25,520
Hawaiian Electric Company, Inc.
13,000 6.000%,  10/1/2033
a
13,143
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
40,525
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
72,655
Lightning Power, LLC
46,000 7.250%,  8/15/2032
a
48,726
Long Ridge Energy, LLC
39,000 8.750%,  2/15/2032
a
40,325
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 153,621
NextEra Energy Capital Holdings,
Inc.
73,000 5.900%,  3/15/2055 75,491
39,000 3.800%,  3/15/2082
b
38,147
67,000 6.750%,  6/15/2054
b
72,465
38,000 2.250%,  6/1/2030 34,816
40,000 5.300%,  3/15/2032 41,688
NextEra Energy Capital Holdings,
Inc., Convertible
54,000 3.000%,  3/1/2027 67,608
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
17,535
76,000 5.850%,  4/1/2055 77,548
32,000 6.950%,  11/30/2054
b
33,386
Principal
Amount Long-Term Fixed Income  46.9% Value
Utilities  1.5% - continued
$ 37,000 2.950%,  9/1/2029 $ 35,353
Northern States Power Company/
MN
39,000 5.400%,  3/15/2054 38,887
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
a
47,846
41,000 10.250%,  3/15/2028
a,b,i
44,997
24,000 3.375%,  2/15/2029
a
22,823
30,000 5.250%,  6/15/2029
a
30,130
13,000 5.750%,  7/15/2029
a
13,049
20,000 6.000%,  2/1/2033
a
20,402
108,000 5.750%,  1/15/2034
a
108,761
20,000 6.250%,  11/1/2034
a
20,592
Oncor Electric Delivery Company,
LLC
51,000 5.550%,  6/15/2054 50,727
Pacific Gas and Electric Company
39,000 6.750%,  1/15/2053 42,125
76,000 5.550%,  5/15/2029 78,237
PG&E Corporation
20,000 5.000%,  7/1/2028 19,860
PG&E Corporation, Convertible
271,000 4.250%,  12/1/2027 278,154
Pinnacle West Capital Corporation,
Convertible
37,000 4.750%,  6/15/2027 39,590
PPL Capital Funding, Inc.
59,000 5.250%,  9/1/2034 60,491
PPL Capital Funding, Inc.,
Convertible
73,000 2.875%,  3/15/2028 82,782
San Diego Gas & Electric
Company
39,000 5.550%,  4/15/2054 38,708
Sempra
31,000 6.550%,  4/1/2055
b
31,748
31,000 6.625%,  4/1/2055
b
31,498
31,000 6.400%,  10/1/2054
b
31,835
31,000 6.875%,  10/1/2054
b
32,078
Southern California Edison
Company
77,000 5.450%,  6/1/2031 79,384
Southern Company
50,000 5.700%,  10/15/2032 52,995
85,000 4.850%,  3/15/2035 84,160
29,000 4.000%,  1/15/2051
b
28,881
90,000 3.750%,  9/15/2051
b
88,818
Southern Company, Convertible
87,000 4.500%,  6/15/2027 96,570
122,000 3.250%,  6/15/2028
a
124,135
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
57,301
13,000 6.250%,  2/1/2034
a
13,331
13,000 6.500%,  2/1/2036
a
13,464
TerraForm Power Operating, LLC
107,000 5.000%,  1/31/2028
a
106,605
Virginia Electric and Power
Company
54,000 5.350%,  1/15/2054 52,061
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,i
28,687
69,000 7.000%,  12/15/2026
a,b,i
69,684

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.9% Value
Utilities  1.5% - continued
Vistra Operations Company, LLC
$ 50,000 5.000%,  7/31/2027
a
$ 50,027
110,000 5.250%,  10/15/2035
a
109,262
VoltaGrid, LLC
19,000 7.375%,  11/1/2030
a,f
19,324
WEC Energy Group, Inc.,
Convertible
55,000 4.375%,  6/1/2027 64,790
60,000 3.375%,  6/1/2028
a
61,830
60,000 4.375%,  6/1/2029 72,630
Xcel Energy, Inc.
60,000 4.600%,  6/1/2032 59,583
51,000 5.600%,  4/15/2035 52,913
XPLR Infrastructure, LP,
Convertible
75,000 2.500%,  6/15/2026
a,e
73,500
Total 6,420,665
Total Long-Term Fixed Income
(cost $207,316,023) 207,351,130
Shares Common Stock 30.6% Value
Communications Services  2.9%
9,386 Alphabet, Inc., Class A 2,639,249
11,888 Alphabet, Inc., Class C 3,350,276
7,649 AT&T, Inc. 189,313
12,908 Comcast Corporation 359,294
1,524 Match Group, Inc. 49,286
5,214 Meta Platforms, Inc. 3,380,497
820 Netflix, Inc.
k
917,465
120 New York Times Company 6,839
1,862 News Corporation, Class A 49,343
266 Reddit, Inc.
k
55,581
272 ROBLOX Corporation
k
30,932
584 Spotify Technology SA
k
382,707
444 T-Mobile US, Inc. 93,262
177 Tripadvisor, Inc.
k
2,843
6,438 Uniti Group, Inc.
k
37,083
3,391 Verizon Communications, Inc. 134,758
1,988 Walt Disney Company 223,888
20,722 Warner Brothers Discovery, Inc.
k
465,209
14,351 Warner Music Group Corporation 458,658
Total 12,826,483
Consumer Discretionary  3.1%
14,849 ADT, Inc. 131,265
1,020 Advance Auto Parts, Inc. 48,073
18,794 Amazon.com, Inc.
k
4,589,871
5,494 Aptiv plc
k
445,563
394 Asbury Automotive Group, Inc.
k
92,432
86 Booking Holdings, Inc. 436,686
454 Boot Barn Holdings, Inc.
k
86,101
1,209 Build-A-Bear Workshop, Inc. 65,552
6,572 Carnival Corporation
k
189,471
1,993 Columbia Sportswear Company 98,913
2,524 D.R. Horton, Inc. 376,278
1,825 DoorDash, Inc.
k
464,225
1,579 Etsy, Inc.
k
97,898
541 Frontdoor, Inc.
k
35,939
875 Garmin, Ltd. 187,197
135 Group 1 Automotive, Inc. 53,668
1,076 Hilton Worldwide Holdings, Inc. 276,489
3,119 Home Depot, Inc. 1,183,941
Shares Common Stock  30.6% Value
Consumer Discretionary  3.1% - continued
861 Laureate Education, Inc.
k
$ 24,995
809 La-Z-Boy, Inc. 25,645
2,651 Lowe's Companies, Inc. 631,283
296 McDonald's Corporation 88,335
474 Modine Manufacturing Company
k
72,622
16 NVR, Inc.
k
115,373
2,490 O'Reilly Automotive, Inc.
k
235,156
1,652 Ross Stores, Inc. 262,536
1,093 SharkNinja, Inc.
k
93,451
16,496 Sony Group Corporation ADR 460,073
4,562 Tesla, Inc.
k
2,082,827
277 Texas Roadhouse, Inc. 45,312
215 Ulta Beauty, Inc.
k
111,774
1,662 Universal Technical Institute, Inc.
k
49,395
1,824 Viking Holdings, Ltd.
k
110,990
241 Wingstop, Inc. 52,208
4,893 Wyndham Hotels & Resorts, Inc. 359,293
1,071 Wynn Resorts, Ltd. 127,438
Total 13,808,268
Consumer Staples  1.0%
1,116 Altria Group, Inc. 62,920
844 BJ's Wholesale Club Holdings,
Inc.
k
74,491
171 Casey's General Stores, Inc. 87,756
1,265 Church & Dwight Company, Inc. 110,928
601 Colgate-Palmolive Company 46,307
67 Costco Wholesale Corporation 61,067
42,772 Coty, Inc.
k
169,805
330 e.l.f. Beauty, Inc.
k
40,306
112 J & J Snack Foods Corporation 9,481
1,189 John B. Sanfilippo & Son, Inc. 74,645
22,402 Kenvue, Inc. 321,917
19,941 Keurig Dr Pepper, Inc. 541,598
31 Kimberly-Clark Corporation 3,711
1,969 Maplebear, Inc.
k
72,577
440 Marzetti Company 68,988
689 Monster Beverage Corporation
k
46,046
838 Philip Morris International, Inc. 120,949
2,947 Procter & Gamble Company 443,140
8,032 Sysco Corporation 596,617
976 Turning Point Brands, Inc. 87,742
10,565 Unilever plc ADR
e
635,907
7,530 Walmart, Inc. 761,885
Total 4,438,783
Energy  1.1%
4,762 Antero Midstream Corporation 82,145
1,061 Baker Hughes Company 51,363
329 Cheniere Energy, Inc. 69,748
7,998 ConocoPhillips 710,702
14,840 Devon Energy Corporation 482,152
1,404 DHT Holdings, Inc. 18,645
19,525 Enterprise Products Partners, LP 601,175
797 EOG Resources, Inc. 84,354
2,154 Expand Energy Corporation 222,530
12,062 Exxon Mobil Corporation 1,379,410
13,832 Halliburton Company 371,251
976 Hess Midstream, LP 33,135
2,512 Kinder Morgan, Inc. 65,789
1,979 Marathon Petroleum Corporation 385,727
1,412 Matador Resources Company 55,718
2,371 TechnipFMC plc 98,041

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.6% Value
Energy  1.1% - continued
2,284 Williams Companies, Inc. $ 132,175
Total 4,844,060
Financials  4.2%
213 Affiliated Managers Group, Inc. 50,686
1,895 Allstate Corporation 362,930
5,261 Ally Financial, Inc. 205,021
1,342 Amalgamated Financial
Corporation 36,583
1,151 American Express Company 415,200
5,040 American International Group, Inc. 397,958
648 Ameriprise Financial, Inc. 293,395
2,103 Arch Capital Group, Ltd. 181,510
1,565 Associated Banc-Corp 38,765
1,800 Atlantic Union Bankshares
Corporation 58,536
27,912 Bank of America Corporation 1,491,896
653 Bank of N.T. Butterfield & Son, Ltd. 30,208
5,262 Bank of New York Mellon
Corporation 567,928
1,567 Beacon Financial Corporation 38,141
781 Berkshire Hathaway, Inc.
k
372,959
79 BlackRock, Inc. 85,542
71 Blackstone Mortgage Trust, Inc. 1,312
17 Block, Inc.
k
1,291
3,324 Bridgewater Bancshares, Inc.
k
54,713
315 Byline Bancorp, Inc. 8,423
4,788 Capital One Financial Corporation 1,053,312
167 Central Pacific Financial
Corporation 4,761
13,873 Charles Schwab Corporation 1,311,276
1,959 Chubb, Ltd. 542,526
805 Citigroup, Inc. 81,490
506 Community Trust Bancorp, Inc. 25,905
1,818 Donnelley Financial Solutions, Inc.
k
83,537
17 Enact Holdings, Inc. 607
6 Encore Capital Group, Inc.
k
250
534 Enova International, Inc.
k
63,850
1,144 Enterprise Financial Services
Corporation 59,911
546 Federal Agricultural Mortgage
Corporation 86,617
204 Financial Institutions, Inc. 5,800
214 First Citizens BancShares, Inc./NC 390,512
67 First Financial Corporation 3,572
134 First Mid-Illinois Bancshares, Inc. 4,788
673 Fiserv, Inc.
k
44,882
840 Fulton Financial Corporation 14,591
1,250 Glacier Bancorp, Inc. 51,063
454 Great Southern Bancorp, Inc. 25,288
439 Hometrust Bancshares, Inc. 17,257
1,023 Houlihan Lokey, Inc. 183,199
226 Independent Bank Corporation/MI 6,830
4,355 Intercontinental Exchange, Inc. 637,093
4,074 Invesco, Ltd. 96,554
2,985 Janus Henderson Group plc 130,027
6,918 JPMorgan Chase & Company 2,152,328
24,585 KeyCorp 432,450
824 M&T Bank Corporation 151,509
880 Marsh & McLennan Companies,
Inc. 156,772
190 Mastercard, Inc. 104,878
5,698 MetLife, Inc. 454,814
2,472 MGIC Investment Corporation 67,782
1,100 MidWestOne Financial Group, Inc. 40,689
Shares Common Stock  30.6% Value
Financials  4.2% - continued
412 Moody's Corporation $ 197,884
2,353 Nasdaq, Inc. 201,158
286 NMI Holdings, Inc.
k
10,419
73 Northeast Bank 6,298
1,123 Northern Trust Corporation 144,496
1,825 Northwest Bancshares, Inc. 21,371
531 OFG Bancorp 20,529
3,021 Old National Bancorp 61,719
5,124 Old Republic International
Corporation 202,193
1,307 Old Second Bancorp, Inc. 23,461
139 Orrstown Financial Services, Inc. 4,626
305 Pinnacle Financial Partners, Inc. 25,989
53 PNC Financial Services Group,
Inc. 9,675
354 Popular, Inc. 39,460
612 Progressive Corporation 126,072
1,764 Provident Financial Services, Inc. 32,264
1,347 RLI Corporation 79,419
2,945 Robinhood Markets, Inc.
k
432,267
1,899 SEI Investments Company 153,078
143 SouthState Bank Corporation 12,677
270 Stifel Financial Corporation 31,976
1,683 Triumph Financial, Inc.
k
91,656
219 Trustmark Corporation 8,151
212 U.S. Bancorp 9,896
515 Unum Group 37,811
4,492 Visa, Inc. 1,530,604
20,176 Wells Fargo & Company 1,754,707
888 WesBanco, Inc. 26,729
620 Wintrust Financial Corporation 80,612
3,005 Zions Bancorp NA 156,591
Total 18,713,505
Health Care  3.3%
2,134 AbbVie, Inc. 465,297
4,893 ADMA Biologics, Inc.
k
75,744
2,376 Agilent Technologies, Inc. 347,751
1,541 Amgen, Inc. 459,881
359 ANI Pharmaceuticals, Inc.
k
32,525
11,561 Avantor, Inc.
k
136,651
669 Biogen, Inc.
k
103,207
3,485 BioMarin Pharmaceutical, Inc.
k
186,691
4,441 Boston Scientific Corporation
k
447,298
1,032 Cencora, Inc. 348,620
2,107 Cigna Group 514,972
3,902 Concentra Group Holdings Parent,
Inc. 77,728
425 CorVel Corporation
k
31,429
2,959 Danaher Corporation 637,309
776 Dexcom, Inc.
k
45,179
1,489 Eli Lilly & Company 1,284,799
1,426 Encompass Health Corporation 162,350
4,850 Gilead Sciences, Inc. 580,981
666 Halozyme Therapeutics, Inc.
k
43,417
302 IDEXX Laboratories, Inc.
k
190,112
906 Illumina, Inc.
k
111,927
473 Incyte Corporation
k
44,216
1,352 Indivior plc
k
39,708
244 Insulet Corporation
k
76,374
916 Intuitive Surgical, Inc.
k
489,400
8,643 Johnson & Johnson 1,632,403
2,303 Labcorp Holdings, Inc. 584,870
349 Medpace Holdings, Inc.
k
204,134
5,126 Medtronic plc 464,928

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.6% Value
Health Care  3.3% - continued
10,664 Merck & Company, Inc. $ 916,891
753 Merit Medical Systems, Inc.
k
65,918
111 Mettler-Toledo International, Inc.
k
157,208
780 Neurocrine Biosciences, Inc.
k
111,704
395 Penumbra, Inc.
k
89,811
2,613 Pfizer, Inc. 64,410
2,739 Progyny, Inc.
k
51,247
581 Repligen Corporation
k
86,604
1,057 Royalty Pharma plc 39,680
10,316 Sanofi SA ADR 521,783
1,589 STERIS plc 374,527
3,140 Stevanato Group SPA 79,191
574 Stryker Corporation 204,482
731 Teleflex, Inc. 90,988
365 Tenet Healthcare Corporation
k
75,369
308 Thermo Fisher Scientific, Inc. 174,756
1,690 Twist Bioscience Corporation
k
55,584
230 United Therapeutics Corporation
k
102,449
1,494 UnitedHealth Group, Inc. 510,291
565 Vertex Pharmaceuticals, Inc.
k
240,447
138 Viemed Healthcare, Inc.
k
891
1,645 Waystar Holding Corporation
k
58,973
5,998 Zimmer Biomet Holdings, Inc. 603,159
Total 14,496,264
Industrials  3.0%
177 Acuity, Inc. 64,614
23 Allegion plc 3,813
8,362 Amentum Holdings, Inc.
k
187,393
1,829 AMETEK, Inc. 369,659
55 Armstrong World Industries, Inc. 10,474
1,112 Automatic Data Processing, Inc. 289,454
110 Axon Enterprise, Inc.
k
80,545
1,765 Badger Infrastructure Solutions,
Ltd. 92,607
2,534 Barrett Business Services, Inc. 102,551
646 BWX Technologies, Inc. 137,992
1,924 Caterpillar, Inc. 1,110,648
39,525 CNH Industrial NV 414,617
21,729 CSX Corporation 782,679
120 Curtiss-Wright Corporation 71,488
12,259 Delta Air Lines, Inc. 703,421
133 EMCOR Group, Inc. 89,879
1,205 Enerpac Tool Group Corporation 49,453
844 Expeditors International of
Washington, Inc. 102,884
13,450 Fastenal Company 553,468
350 Ferguson Enterprises, Inc. 86,975
8,930 Flowserve Corporation 609,473
4,191 Gates Industrial Corporation plc
k
92,537
1,690 General Dynamics Corporation 582,881
776 General Electric Company 239,745
205 Graco, Inc. 16,763
95 Great Lakes Dredge & Dock
Corporation
k
1,078
2,247 Helios Technologies, Inc. 124,394
6,607 Hexcel Corporation 471,740
2,761 Honeywell International, Inc. 555,872
718 Howmet Aerospace, Inc. 147,872
655 ICF International, Inc. 52,583
180 IES Holdings, Inc.
k
70,538
2,789 Jacobs Solutions, Inc. 434,554
2,048 JB Hunt Transport Services, Inc. 345,825
300 Johnson Controls International plc 34,317
1,124 Korn Ferry 72,723
Shares Common Stock  30.6% Value
Industrials  3.0% - continued
2,024 L3Harris Technologies, Inc. $ 585,138
739 Leidos Holdings, Inc. 140,757
754 Limbach Holdings, Inc.
k
71,238
500 Lincoln Electric Holdings, Inc. 117,225
829 Lyft, Inc.
k
16,961
1,564 Masco Corporation 101,285
128 McGrath RentCorp 13,752
476 Moog, Inc. 97,509
805 Old Dominion Freight Line, Inc. 113,038
177 Oshkosh Corporation 21,822
464 Otis Worldwide Corporation 43,041
891 Parker-Hannifin Corporation 688,592
226 Quanta Services, Inc. 101,503
405 Republic Services, Inc. 84,337
601 REV Group, Inc. 30,813
645 Rockwell Automation, Inc. 237,592
2,794 Southwest Airlines Company 84,658
1,820 Timken Company 142,888
140 Trane Technologies plc 62,811
1,300 Trex Company, Inc.
k
62,816
4,974 Uber Technologies, Inc.
k
479,991
736 UFP Industries, Inc. 67,808
602 Union Pacific Corporation 132,663
3,335 United Parcel Service, Inc. 321,561
119 United Rentals, Inc. 103,670
254 Veralto Corporation 25,065
541 Verisk Analytics, Inc. 118,349
296 Waste Management, Inc. 59,132
Total 13,283,524
Information Technology  9.2%
464 Adobe, Inc.
k
157,904
2,873 Advanced Micro Devices, Inc.
k
735,833
4,375 Amphenol Corporation 609,612
707 Analog Devices, Inc. 165,530
20,361 Apple, Inc. 5,505,004
800 Applied Materials, Inc. 186,480
387 AppLovin Corporation
k
246,647
2,143 Arista Networks, Inc.
k
337,930
1,463 Autodesk, Inc.
k
440,860
6,985 Broadcom, Inc. 2,581,866
389 Cadence Design Systems, Inc.
k
131,750
18,663 Cisco Systems, Inc. 1,364,452
2,405 CompoSecure, Inc.
k
47,763
1,752 Crane NXT Company 110,814
929 Datadog, Inc.
k
151,250
1,648 DocuSign, Inc.
k
120,535
4,245 Dropbox, Inc.
k
123,105
263 Fabrinet
k
115,870
365 Flex, Ltd.
k
22,820
1,295 Fortinet, Inc.
k
111,927
30 InterDigital, Inc. 10,859
2,561 International Business Machines
Corporation 787,277
2,146 JFrog, Ltd.
k
101,892
340 Keysight Technologies, Inc.
k
62,206
113 KLA Corporation 136,588
2,043 Lam Research Corporation 321,691
349 Littelfuse, Inc. 84,915
4,338 Micron Technology, Inc. 970,714
13,807 Microsoft Corporation 7,149,403
425 Monday.com, Ltd.
k
87,227
60 Monolithic Power Systems, Inc. 60,300
685 Motorola Solutions, Inc. 278,596
325 Napco Security Technologies, Inc. 14,349

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  30.6% Value
Information Technology  9.2% - continued
21,060 Nokia Oyj ADR $ 145,525
40,204 NVIDIA Corporation 8,140,908
250 NXP Semiconductors NV 52,280
1,324 Onto Innovation, Inc.
k
178,687
2,319 Oracle Corporation 608,993
4,582 Palantir Technologies, Inc.
k
918,554
2,320 Pegasystems, Inc. 147,668
388 Plexus Corporation
k
54,281
137 PTC, Inc.
k
27,200
1,351 Qorvo, Inc.
k
128,237
5,905 Qualcomm, Inc. 1,068,214
46 RingCentral, Inc.
k
1,386
229 Salesforce, Inc. 59,634
13,816 Samsung Electronics Company,
Ltd. 1,040,016
1,133 SAP SE ADR 294,591
1,048 ServiceNow, Inc.
k
963,405
376 Silicon Laboratories, Inc.
k
49,286
4,328 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,300,261
4,672 TD SYNNEX Corporation 731,121
92 TE Connectivity plc 22,725
474 Teradyne, Inc. 86,154
246 Texas Instruments, Inc. 39,719
2,885 Trimble, Inc.
k
230,079
1,682 TTM Technologies, Inc.
k
113,030
418 VeriSign, Inc. 100,236
1,909 Vontier Corporation 73,497
1,425 Western Digital Corporation 214,049
477 Zebra Technologies Corporation
k
128,432
1,551 Zoom Communications, Inc.
k
135,294
Total 40,387,431
Materials  1.0%
928 Albemarle Corporation 91,157
9,500 Amcor plc 75,050
1,035 Ashland, Inc. 50,612
8,501 Axalta Coating Systems, Ltd.
k
242,023
9,183 CF Industries Holdings, Inc. 764,852
1,067 Coeur Mining, Inc.
k
18,320
920 CRH plc 109,572
5,220 Crown Holdings, Inc. 507,280
683 DuPont de Nemours, Inc. 55,767
2,521 Eastman Chemical Company 150,050
1,223 Ecolab, Inc. 313,577
2,484 Element Solutions, Inc. 66,372
7,626 Freeport-McMoRan, Inc. 318,004
1,219 Greif, Inc. 69,349
4,493 Hecla Mining Company 57,825
9,806 Ivanhoe Mines, Ltd.
k
98,091
813 Linde plc 340,078
912 Newmont Corporation 73,845
4,738 Nucor Corporation 710,937
47 Olin Corporation 973
331 Packaging Corporation of America 64,797
690 Solstice Advanced Materials, Inc.
k
31,110
1,663 Steel Dynamics, Inc. 260,758
1,190 West Fraser Timber Company, Ltd. 72,590
Total 4,542,989
Real Estate  0.7%
407 Agree Realty Corporation 29,715
898 AvalonBay Communities, Inc. 156,180
Shares Common Stock  30.6% Value
Real Estate  0.7% - continued
1,528 Broadstone Net Lease, Inc. $ 27,382
2,841 CBRE Group, Inc.
k
433,054
6,507 Crown Castle, Inc. 587,062
4,212 Cushman and Wakefield plc
k
66,128
720 EPR Properties 35,294
857 Equity Lifestyle Properties, Inc. 52,320
7,735 Essential Properties Realty Trust,
Inc. 231,122
664 Extra Space Storage, Inc. 88,671
2,885 First Industrial Realty Trust, Inc. 159,483
23,355 Healthcare Realty Trust, Inc. 413,851
4,776 Host Hotels & Resorts, Inc. 76,511
619 Innovative Industrial Properties,
Inc. 31,043
118 Jones Lang LaSalle, Inc.
k
36,001
211 Kite Realty Group Trust 4,672
3,235 Millrose Properties, Inc. 104,199
1,863 Outfront Media, Inc. 32,956
5,866 Sabra Health Care REIT, Inc. 104,532
503 SBA Communications Corporation 96,314
759 Sila Realty Trust, Inc. 17,988
4,375 Tanger, Inc. 142,450
1,481 Terreno Realty Corporation 84,609
639 Xenia Hotels & Resorts, Inc. 7,860
Total 3,019,397
Utilities  1.1%
5,249 AES Corporation 72,804
1,717 Alliant Energy Corporation 114,730
212 Black Hills Corporation 13,447
73 Brookfield Infrastructure
Corporation 3,308
3,272 CenterPoint Energy, Inc. 125,121
22 Clearway Energy, Inc., Class C 702
1,719 Constellation Energy Corporation 648,063
6,192 Duke Energy Corporation 769,666
4,541 Edison International 251,480
9,967 Entergy Corporation 957,729
4,707 Evergy, Inc. 361,545
2,885 NiSource, Inc. 121,487
707 Northwestern Energy Group, Inc. 42,187
7,929 PG&E Corporation 126,547
5,413 Portland General Electric
Company 247,266
951 Spire, Inc. 82,166
9,558 UGI Corporation 319,524
2,233 Vistra Energy Corporation 420,474
Total 4,678,246
Total Common Stock
(cost $86,618,030) 135,038,950
Shares
Registered Investment
Companies   13.1% Value
U.S. Affiliated   12.6%
2,587,615 Thrivent Core Emerging Markets
Debt Fund 22,796,888
2,533,130 Thrivent Core International Equity
Fund 32,500,062
Total 55,296,950
U.S. Unaffiliated   0.5%
3,692 abrdn Asia-Pacific Income Fund,
Inc. 57,189

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  13.1% Value
U.S. Unaffiliated   0.5%  - continued
11,089 abrdn Income Credit Strategies
Fund
e
$ 61,766
3,817 abrdn Total Dynamic Dividend
Fund 36,605
7,016 AllianceBernstein Global High
Income Fund, Inc. 77,246
10,265 Allspring Income Opportunities
Fund 71,136
3,151 BlackRock Capital Allocation Term
Trust 46,351
1,697 BlackRock Core Bond Trust 16,631
6,950 BlackRock Corporate High Yield
Fund, Inc. 66,094
8,140 BlackRock Credit Allocation
Income Trust 90,924
713 BlackRock Debt Strategies Fund,
Inc. 7,365
1,075 BlackRock Enhanced Equity
Dividend Trust 9,793
6,259 BlackRock Enhanced Global
Dividend Trust 72,980
3,132 BlackRock Enhanced International
Dividend Trust 18,291
3,137 BlackRock Income Trust, Inc. 34,978
6,536 BlackRock Multi-Sector Income
Trust 86,537
6,079 Blackstone Strategic Credit 2027
Term Fund 71,975
6,031 Cornerstone Strategic Investment
Fund, Inc.
e
50,359
7,017 Eaton Vance Limited Duration
Income Fund 70,731
3,191 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 29,517
3,595 Invesco Senior Loan ETF
e
75,136
8,723 iShares Preferred and Income
Securities ETF
e
272,245
389 iShares Semiconductor ETF
e
119,248
15,723 Nuveen Credit Strategies Income
Fund 80,659
5,392 Nuveen Preferred Income
Opportunities Fund 43,999
6,155 PGIM Global High Yield Fund, Inc. 77,799
5,652 PGIM High Yield Bond Fund, Inc. 82,124
2,892 Pimco Dynamic Income Fund 53,097
4,260 PIMCO High Income Fund 20,704
4,507 PIMCO Income Strategy Fund II 33,667
865 Tri-Continental Corporation 29,773
3,734 Vanguard Short-Term Corporate
Bond ETF
e
298,347
1,396 Virtus Convertible & Income Fund 21,889
5,085 Virtus Dividend, Interest &
Premium Strategy Fund 65,393
1,168 Virtus Equity & Convertible Income
Fund 30,286
11,333 Voya Global Equity Dividend &
Premium Opportunity Fund 66,072
1,988 Western Asset Diversified Income
Fund 28,746
Shares
Registered Investment
Companies  13.1% Value
U.S. Unaffiliated   0.5%  - continued
17,387 Western Asset High Income
Opportunity Fund, Inc. $ 67,114
Total 2,442,766
Total Registered Investment
Companies (cost $50,321,067) 57,739,716
Shares
Collateral Held for Securities
Loaned 1.0% Value
4,332,834 Thrivent Cash Management Trust 4,332,834
Total Collateral Held for
Securities Loaned
(cost $4,332,834) 4,332,834
Shares Preferred Stock 0.8% Value
Basic Materials  <0.1%
3,283 Albemarle Corporation,
Convertible, 7.250% 145,207
Total 145,207
Capital Goods  0.1%
4,875 Boeing Company, Convertible,
6.000% 315,510
Total 315,510
Communications Services  <0.1%
4,975 AT&T, Inc., 4.750%
i
97,261
3,000 Telephone and Data Systems, Inc.,
6.000%
i
54,930
Total 152,191
Financials  0.5%
2,475 AEGON Funding Company, LLC,
5.100% 49,797
5,200 Allstate Corporation, 5.100%
i
113,308
1,800 Apollo Global Management, Inc.,
Convertible, 6.750% 117,612
1,927 Ares Management Corporation,
Convertible, 6.750% 91,128
1,550 Athene Holding, Ltd., 5.625%
i
32,627
4,100 Bank of America Corporation,
4.250%
i
73,308
3,175 Bank of America Corporation,
4.375%
i
58,325
1,575 Bank of America Corporation,
4.750%
i
31,831
3,175 Bank of America Corporation,
5.000%
i
67,786
191 Bank of America Corporation,
Convertible, 7.250%
i
240,851
775 Capital One Financial Corporation,
4.800%
i
14,733
3,050 Capital One Financial Corporation,
5.000%
i
60,573
775 Charles Schwab Corporation,
4.450%
i
15,461
550 Citizens Financial Group, Inc.,
7.375%
i
14,525
1,250 Corebridge Financial, Inc., 6.375% 31,000
1,550 Fifth Third Bancorp, 4.950%
i
31,496
1,550 Huntington Bancshares, Inc./OH,
4.500%
i
27,993

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  0.8% Value
Financials  0.5% - continued
3,100 JPMorgan Chase & Company,
4.200%
i
$ 59,055
3,175 JPMorgan Chase & Company,
4.625%
i
64,706
3,350 JPMorgan Chase & Company,
4.750%
i
70,551
775 KeyCorp, 5.650%
i
17,383
3,150 KeyCorp, 6.200%
b,i
78,939
3,251 KKR & Company, Inc.,
Convertible, 6.250% 159,364
775 MetLife, Inc., 4.750%
i
16,058
2,600 Morgan Stanley, 4.250%
e,i
47,372
2,290 Morgan Stanley, 5.850%
i
55,853
2,800 Morgan Stanley, 7.125%
i
71,624
2,875 Public Storage, 4.125%
i
49,622
1,125 Public Storage, 4.625%
i
21,623
300 Public Storage, 4.700%
i
5,883
1,550 Regions Financial Corporation,
4.450%
i
28,055
775 Regions Financial Corporation,
5.700%
b,i
19,119
725 Synovus Financial Corporation,
8.397%
b,i
19,053
1,550 Truist Financial Corporation,
4.750%
i
30,969
2,000 U.S. Bancorp, 4.000%
i
33,300
3,450 Wells Fargo & Company, 4.250%
i
61,238
3,175 Wells Fargo & Company, 4.375%
i
58,293
1,550 Wells Fargo & Company, 4.700%
i
30,613
2,350 Wells Fargo & Company, 4.750%
i
46,742
247 Wells Fargo & Company,
Convertible, 7.500%
i
305,601
Total 2,423,370
Technology  0.1%
2,174 Hewlett Packard Enterprise
Company, Convertible, 7.625% 146,919
2,912 Microchip Technology, Inc.,
Convertible, 7.500% 168,605
Total 315,524
Utilities  0.1%
4,150 CMS Energy Corporation, 4.200%
i
79,348
1,708 Nextera Energy, Inc., Convertible,
7.234% 83,538
2,399 NextEra Energy, Inc., Convertible,
7.299% 126,019
2,750 Southern Company, 4.950% 57,063
Total 345,968
Total Preferred Stock
(cost $3,916,895) 3,697,770
Shares or
Principal
Amount Short-Term Investments 11.9% Value
Federal Home Loan Bank Discount
Notes
700,000 4.150%, 11/19/2025
l,m
698,574
600,000 3.890%, 12/17/2025
l,m
597,024
800,000 3.910%, 12/19/2025
l,m
795,862
Shares or
Principal
Amount Short-Term Investments  11.9% Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.960%, 12/8/2025
l
$ 99,599
400,000 3.900%, 12/23/2025
l,m
397,762
Federal National Mortgage
Association Discount Notes
200,000 3.805%, 12/15/2025
l,m
199,050
State Street Institutional U.S.
Government Money Market
Fund
12,146,122 4.014%
l
12,146,122
Thrivent Core Short-Term Reserve
Fund
3,753,069 4.370% 37,530,694
U.S. Treasury Bills
100,000 3.899%, 12/9/2025
l,n
99,614
Total Short-Term Investments
(cost $52,555,798) 52,564,301
Total Investments (cost
$405,060,647) 104.3% $460,724,701
Other Assets and Liabilities, Net
(4.3%) (18,783,013)
Total Net Assets 100.0% $441,941,688
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $67,556,907 or
15.3% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2025.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Fund as of October 31, 2025 was $16,740 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 28,823
Credit Suisse Group AG  11/30/2018 38,508
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation Fund as of October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,761,234
Common Stock 1,470,671
Total lending $4,231,905
Gross amount payable upon return of
collateral for securities loaned $4,332,834
Net amounts due to counterparty $100,929
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $62,728,074
Gross unrealized depreciation (8,347,427)
Net unrealized appreciation (depreciation) $54,380,647
Cost for federal income tax purposes $407,805,077

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Dynamic Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 19,421,282 – 19,421,282 –
Basic Materials 1,876,500 – 1,876,500 –
Capital Goods 5,450,418 – 5,450,418 –
Collateralized Mortgage Obligations 24,315,280 – 24,315,280 –
Commercial Mortgage-Backed Securities 4,168,379 – 4,168,379 –
Communications Services 5,852,619 – 5,852,619 –
Consumer Cyclical 8,152,436 – 8,152,436 –
Consumer Non-Cyclical 8,995,621 – 8,995,621 –
Energy 6,116,558 – 6,116,558 –
Financials 21,288,357 – 21,288,357 –
Foreign Government 97,183 – 97,183 –
Mortgage-Backed Securities 62,896,437 – 62,896,437 –
Technology 6,916,573 – 6,916,573 –
Transportation 1,315,001 – 1,315,001 –
U.S. Government & Agencies 24,067,821 – 24,067,821 –
Utilities 6,420,665 – 6,420,665 –
Common Stock
Communications Services 12,826,483 12,826,483 – –
Consumer Discretionary 13,808,268 13,808,268 – –
Consumer Staples 4,438,783 4,438,783 – –
Energy 4,844,060 4,844,060 – –
Financials 18,713,505 18,713,505 – –
Health Care 14,496,264 14,496,264 – –
Industrials 13,283,524 13,190,917 92,607 –
Information Technology 40,387,431 39,347,415 1,040,016 –
Materials 4,542,989 4,444,898 98,091 –
Real Estate 3,019,397 3,019,397 – –
Utilities 4,678,246 4,678,246 – –
Preferred Stock
Basic Materials 145,207 145,207 – –
Capital Goods 315,510 315,510 – –
Communications Services 152,191 152,191 – –
Financials 2,423,370 2,423,370 – –
Technology 315,524 315,524 – –
Utilities 345,968 345,968 – –
Registered Investment Companies
U.S. Unaffiliated 2,442,766 2,442,766 – –
Short-Term Investments 15,033,607 12,146,122 2,887,485 –
Subtotal Investments in Securities $363,564,223 $152,094,894 $211,469,329 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 55,296,950
Affiliated Short-Term Investments 37,530,694
Collateral Held for Securities Loaned 4,332,834
Subtotal Other Investments $97,160,478
Total Investments at Value $460,724,701
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Dynamic Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,756,769 1,756,769 – –
Credit Default Swaps 2,719 – 2,719 –
Total Asset Derivatives $1,759,488 $1,756,769 $2,719 $–
Liability Derivatives
Futures Contracts 298,465 28,324 270,141 –
Total Liability Derivatives $298,465 $28,324 $270,141 $–
The following table presents Dynamic Allocation Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling
$2,753,772 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 45 December 2025 $ 5,076,920 ( $ 6,686)
CBOT 2-Yr. U.S. Treasury Note 30 December 2025 6,253,146 (5,880)
CBOT 5-Yr. U.S. Treasury Note 140 December 2025 15,290,949 (1,417)
CBOT U.S. Long Bond 4 December 2025 473,886 (4,636)
CME E-mini S&P 500 Index 84 December 2025 27,927,761 943,039
CME Ultra Long Term U.S. Treasury Bond 48 December 2025 5,627,015 194,485
ICE mini MSCI EAFE Index 4 December 2025 554,929 6,491
ICE US mini MSCI Emerging Markets Index 78 December 2025 5,209,037 280,603
Total Futures Long Contracts $ 66,413,643 $ 1,405,999
CME E-mini Russell 2000 Index (4) December 2025 ( $ 488,275) ( $ 9,705)
CME E-mini S&P Mid-Cap 400 Index (31) December 2025 (10,352,941) 254,071
CME Euro Foreign Exchange Currency (24) December 2025 (3,543,680) 78,080
Eurex Euro STOXX 50 Index (84) December 2025 (5,223,548) (270,141)
Total Futures Short Contracts ( $ 19,608,444) $52,305
Total Futures Contracts $ 46,805,199 $1,458,304

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Dynamic Allocation Fund's credit default swap contracts held as of October 31, 2025. Investments totaling $99,614 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 915,000 $ – $ 2,719 $ 2,719
Total Credit Default Swaps $– $2,719 $2,719
1 As the buyer of protection, Dynamic Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Dynamic Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 78,080
Total Foreign Exchange Contracts 78,080
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,484,204
Total Equity Contracts 1,484,204
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 194,485
Total Interest Rate Contracts 194,485
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 2,719
Total Credit Contracts 2,719
Total Asset Derivatives $1,759,488
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 18,619
Total Interest Rate Contracts 18,619
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 279,846
Total Equity Contracts 279,846
Total Liability Derivatives $298,465
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

nk
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Dynamic Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,124,034)
Total Interest Rate Contracts (1,124,034)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 2,772,121
Total Return Swaps Net realized gains/(losses) on Swap agreements (29,228)
Total Equity Contracts 2,742,893
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (258,921)
Total Foreign Exchange Contracts (258,921)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (56,910)
Total Credit Contracts (56,910)
Total $1,303,028
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Dynamic Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,747
Total Foreign Exchange Contracts 1,747
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,718,220
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 33,617
Total Equity Contracts 1,751,837
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,151,133
Total Interest Rate Contracts 1,151,133
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 2,980
Total Credit Contracts 2,980
Total $2,907,697
The following table presents Dynamic Allocation Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $30,243,014
Futures - Short (22,902,378)
Total Return Swaps - Short (26,688)
Interest Rate Contracts
Futures - Long 36,928,783
Foreign Exchange Contracts
Futures - Short (4,278,320)
Credit Contracts
Credit Default Swaps - Buy Protection (63,776)

Dynamic Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,834 $1,292 $840 $22,797 2,588 5.2%
Core International Equity 28,555 885 2,005 32,500 2,533 7.4
Total U.S. Affiliated Registered Investment
Companies 49,389 55,297 12.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 29,170 62,985 54,624 37,531 3,753 8.5
Total Affiliated Short-Term Investments 29,170 37,531 8.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,833 52,014 52,514 4,333 4,333 1.0
Total Collateral Held for Securities Loaned 4,833 4,333 1.0
Total Value $83,392 $97,161
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($165) $1,676 $– $1,283
Core International Equity 219 4,846 – 884
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 0 0 – 1,176
Total Income/Non Cash Income from Affiliated Investments $3,343
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 24
Total Affiliated Income from Securities Loaned, Net $24
Total $54 $6,522 $–

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 78.0% Value
Communications Services  7.1%
72,973 Alphabet, Inc., Class A $ 20,519,278
119,706 Alphabet, Inc., Class C 33,735,545
448,184 Auto Trader Group plc
a
4,597,953
93,032 Bezeq Israel Telecommunication
Corporation, Ltd. 190,558
4,889 CarGurus, Inc.
b
171,702
142,411 Comcast Corporation 3,964,010
248,763 Deutsche Telekom AG 7,705,445
10,341 E.W. Scripps Company
b
25,129
1,634 Fox Corporation, Class A 105,638
1,206 Fox Corporation, Class B 70,442
2,834 Freenet AG 88,131
861 Globalstar, Inc.
b
46,847
6,814 Imax Corporation
b
221,387
10,235 Ipsos SA 392,320
1,227 Iridium Communications, Inc. 23,497
265,800 KDDI Corporation 4,236,948
2,066 Liberty Global, Ltd., Class A
b
22,726
792 Liberty Media Corporation-Liberty
Formula One
b
79,081
5,440 Lumen Technologies, Inc.
b
55,923
388 Madison Square Garden
Entertainment Corporation
b
26,570
79 Madison Square Garden Sports
Corporation
b
16,937
2,021 Magnite, Inc.
b
36,135
5,941 Match Group, Inc. 192,132
50,234 Meta Platforms, Inc. 32,569,214
198,290 MFE-MediaForEurope NV 702,093
59,634 MONY Group plc 152,083
11,413 Netflix, Inc.
b
12,769,549
4,919 New York Times Company 280,334
9,713 News Corporation, Class A 257,394
20,300 Nintendo Company, Ltd. 1,731,385
3,568,700 NTT, Inc. 3,673,098
21,137 Pinterest, Inc.
b
699,635
108 Reddit, Inc.
b
22,567
4,494 ROBLOX Corporation
b
511,058
438 Roku, Inc.
b
46,485
9,488 Scout24 SE
a
1,097,247
1,062,900 SoftBank Corporation 1,510,380
17,500 SoftBank Group Corporation 3,070,702
17,776 Spotify Technology SA
b
11,648,968
3,900 TBS Holdings, Inc. 134,658
490,759 Telstra Corporation, Ltd. 1,567,897
579 Trade Desk, Inc.
b
29,112
61,700 TV Asahi Holdings Corporation 1,255,556
9,062 Uniti Group, Inc.
b
52,197
2,970,043 Vodafone Group plc 3,595,453
246,035 Warner Brothers Discovery, Inc.
b
5,523,486
158,331 Warner Music Group Corporation 5,060,259
Total 164,485,144
Consumer Discretionary  8.0%
24,684 ADT, Inc. 218,207
178,236 Amazon.com, Inc.
b
43,528,796
6,177 American Axle & Manufacturing
Holdings, Inc.
b
38,297
2,267 American Eagle Outfitters, Inc. 37,882
46,545 Aptiv plc
b
3,774,799
611 Aramark 23,145
6,400 Asics Corporation 162,971
240 Autoliv, Inc. 28,032
6,514 Avolta AG 343,379
15,600 Bandai Namco Holdings, Inc. 485,509
Shares Common Stock  78.0% Value
Consumer Discretionary  8.0% - continued
5,138 Bath & Body Works, Inc. $ 125,778
1,334 Best Buy Company, Inc. 109,575
738 Booking Holdings, Inc. 3,747,372
952 Boot Barn Holdings, Inc.
b
180,547
9,452 BorgWarner, Inc. 406,058
6,400 Bridgestone Corporation 279,393
187 Brinker International, Inc.
b
20,319
1,006 Buckle, Inc. 55,129
2,484 Build-A-Bear Workshop, Inc. 134,682
472 CarMax, Inc.
b
19,782
5,099 Carnival Corporation
b
147,004
4,287 Carnival plc
b
111,375
28 Cavco Industries, Inc.
b
14,834
1,883 Champion Homes, Inc.
b
128,477
2,633 Chewy, Inc.
b
88,785
21,994 Columbia Sportswear Company 1,091,562
77,031 Compass Group plc 2,549,710
2,552 Coursera, Inc.
b
21,488
29,736 D.R. Horton, Inc. 4,433,043
1,622 Dana, Inc. 32,927
182 Darden Restaurants, Inc. 32,787
21,800 Denso Corporation 304,585
219 Domino's Pizza, Inc. 87,263
31,689 DoorDash, Inc.
b
8,060,731
128 Dorman Products, Inc.
b
17,169
39 Duolingo, Inc.
b
10,555
71 Dutch Bros, Inc.
b
3,943
1,440 eBay, Inc. 117,086
2,828 Etsy, Inc.
b
175,336
4,700 Fast Retailing Company, Ltd. 1,725,464
14,242 Ferrari NV 5,703,335
818 Five Below, Inc.
b
128,647
21,983 Ford Motor Company 288,637
5,487 FORVIA SE
b
70,264
1,639 Fox Factory Holding Corporation
b
36,238
624 Frontdoor, Inc.
b
41,452
3,893 Gap, Inc. 88,955
834 Garmin, Ltd. 178,426
1,757 Garrett Motion, Inc. 29,764
369 General Motors Company 25,494
5,350 Gentex Corporation 125,457
1,403 GigaCloud Technology, Inc.
b
39,256
6,503 Gildan Activewear, Inc. 379,060
5,366 Goodyear Tire & Rubber
Company
b
36,972
1,472 Grand Canyon Education, Inc.
b
277,178
5,142 Hasbro, Inc. 392,386
23,600 Heiwa Corporation 306,785
1,006 Hermes International SCA 2,489,296
3,692 Hilton Worldwide Holdings, Inc. 948,696
30,506 Home Depot, Inc. 11,579,773
483,300 Honda Motor Company, Ltd.
c
4,884,833
1,418 Installed Building Products, Inc. 351,990
18,053 JB Hi-Fi, Ltd. 1,234,941
4,132 Laureate Education, Inc.
b
119,952
326 Lear Corporation 34,116
17,068 Levi Strauss & Company 346,139
153 Lithia Motors, Inc. 48,054
29,622 Lottomatica Group SPA 730,421
29,241 Lowe's Companies, Inc. 6,963,159
423 Lululemon Athletica, Inc.
b
72,138
5,315 LVMH Moet Hennessy Louis
Vuitton SE 3,756,748
119 M/I Homes, Inc.
b
14,898
2,031 Macy's, Inc. 39,584

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Consumer Discretionary  8.0% - continued
8,589 Mattel, Inc.
b
$ 157,866
19,600 Mazda Motor Corporation 135,061
14,514 Mercedes-Benz Group AG 941,730
3,521 MGM Resorts International
b
112,778
1,816 Modine Manufacturing Company
b
278,229
877 Mohawk Industries, Inc.
b
99,662
323 Murphy USA, Inc. 115,699
1,300 National Vision Holdings, Inc.
b
33,475
29,755 Next plc 5,590,665
84,900 Nissan Motor Company, Ltd.
b
194,059
34 NVR, Inc.
b
245,168
236,300 Panasonic Holdings Corporation 2,745,625
632 Pandora AS 84,567
97,026 Pirelli & C. SPA
a
681,124
224 Planet Fitness, Inc.
b
20,315
100,139 Prosus NV 6,921,421
100,139 Prosus NV, Rights
b,d
12
408 PulteGroup, Inc. 48,907
102,200 Rakuten Group, Inc.
b
668,614
847 Ralph Lauren Corporation 270,752
242 Red Rock Resorts, Inc. 12,901
5,388 Ross Stores, Inc. 856,261
6,900 Sanrio Company, Ltd. 319,321
153,100 Sekisui House, Ltd. 3,284,802
1,217 Service Corporation International/
US 101,632
4,736 SharkNinja, Inc.
b
404,928
10,838 Six Flags Entertainment
Corporation
b
249,057
2,019 Sonos, Inc.
b
34,666
268,400 Sony Group Corporation 7,474,829
182,014 Sony Group Corporation ADR 5,076,370
1,644 Stoneridge, Inc.
b
11,196
388 Strategic Education, Inc. 29,480
32,500 Subaru Corporation 691,377
77,700 Sumitomo Forestry Company, Ltd. 808,296
2,302 Tapestry, Inc. 252,806
202 Taylor Morrison Home Corporation
b
11,973
42,027 Tesla, Inc.
b
19,187,847
3,352 Texas Roadhouse, Inc. 548,320
754 Toll Brothers, Inc. 101,752
805 TopBuild Corporation
b
340,096
332,800 Toyota Motor Corporation 6,784,839
919 Travel + Leisure Company 57,695
330 Ulta Beauty, Inc.
b
171,560
49 United Parks & Resorts, Inc.
b
2,372
5,446 Universal Technical Institute, Inc.
b
161,855
163 Urban Outfitters, Inc.
b
10,531
2,094 VF Corporation 29,400
3,970 Viking Holdings, Ltd.
b
241,574
269 Visteon Corporation 28,826
335 Wayfair, Inc.
b
34,676
2,625 Wingstop, Inc.
c
568,654
171 Winmark Corporation 68,942
52,470 Wyndham Hotels & Resorts, Inc. 3,852,872
2,674 Wynn Resorts, Ltd. 318,179
6,753 Yum China Holding, Inc. 292,135
1,182 Yum! Brands, Inc. 163,364
Total 186,567,933
Consumer Staples  2.9%
4,000 Ain Holdings, Inc. 167,597
3,558 Albertsons Companies, Inc. 62,941
42,483 Anheuser-Busch InBev NV 2,590,484
1,292 Archer-Daniels-Midland Company 78,205
Shares Common Stock  78.0% Value
Consumer Staples  2.9% - continued
13,600 Arcs Company, Ltd. $ 276,374
488 BellRing Brands, Inc.
b
14,703
3,299 BJ's Wholesale Club Holdings,
Inc.
b
291,170
1,214 Casey's General Stores, Inc. 623,013
1,037 Central Garden & Pet Company,
Class A
b
28,839
2 Chocoladefabriken Lindt and
Spruengli AG 306,371
817 Church & Dwight Company, Inc. 71,643
5,352 Conagra Brands, Inc. 92,001
471,922 Coty, Inc.
b
1,873,530
14,189 Danone SA 1,253,119
1,133 Darling Ingredients, Inc.
b
36,313
187 e.l.f. Beauty, Inc.
b
22,840
161,790 Imperial Brands plc 6,428,608
462 Ingredion, Inc. 53,319
2,879 J & J Snack Foods Corporation 243,707
250,713 Kenvue, Inc. 3,602,746
220,658 Keurig Dr Pepper, Inc. 5,993,071
706 Kimberly-Clark Corporation 84,515
178,306 Koninklijke Ahold Delhaize NV 7,298,139
255 Kraft Heinz Company 6,306
1,380 Kroger Company 87,809
869 Maplebear, Inc.
b
32,031
105 Marzetti Company 16,463
1,374 McCormick & Company, Inc. 88,156
39,467 Nestle SA 3,771,011
419 Primo Brands Corporation 9,205
3,872 Smithfield Foods, Inc. 85,804
120 Sprouts Farmers Markets, Inc.
b
9,475
97,803 Sysco Corporation 7,264,807
641,629 Tesco plc 3,872,016
1,234 Tyson Foods, Inc. 63,440
1,044 Unilever plc 62,645
125,063 Unilever plc ADR 7,527,542
302 US Foods Holding Corporation
b
21,931
5,380 Vita Coco Company, Inc.
b
221,548
103,960 Walmart, Inc. 10,518,673
2,993,000 WH Group, Ltd.
a
2,879,018
Total 68,031,128
Energy  2.7%
17,513 Antero Midstream Corporation 302,099
3,267 Antero Resources Corporation
b
100,983
3,573 APA Corporation 80,928
1,431 Archrock, Inc. 36,161
6,497 Baker Hughes Company 314,520
416 Cactus, Inc. 18,375
419 California Resources Corporation 19,764
2,387 Cheniere Energy, Inc. 506,044
443 Chord Energy Corporation 40,189
2,289 Civitas Resources, Inc. 65,992
98,711 ConocoPhillips 8,771,459
6,200 Cosmo Energy Holdings
Company, Ltd. 141,579
19,878 Coterra Energy, Inc. 470,313
114,796 Devon Energy Corporation 3,729,722
2,140 Diamondback Energy, Inc. 306,427
1,230 DT Midstream, Inc. 134,673
8,165 Eni SPA 150,558
227,243 Enterprise Products Partners, LP 6,996,812
1,766 EQT Corporation 94,622
1,650 Expand Energy Corporation 170,461
111,030 Exxon Mobil Corporation 12,697,391

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Energy  2.7% - continued
736 Gulfport Energy Corporation
b
$ 136,903
158,199 Halliburton Company 4,246,061
3,443 Hess Midstream, LP 116,890
1,061 HF Sinclair Corporation 54,748
11,864 Kinder Morgan, Inc. 310,718
987 Kodiak Gas Services, Inc. 36,401
14,118 Koninklijke Vopak NV 639,782
22,705 Marathon Petroleum Corporation 4,425,432
7,183 Noble Corporation plc 210,821
921 Occidental Petroleum Corporation 37,945
210 Oceaneering International, Inc.
b
4,891
2,515 ONEOK, Inc. 168,505
6,201 Ovintiv, Inc. 232,600
875 Par Pacific Holdings, Inc.
b
34,983
4,294 Permian Resources Corporation 53,933
1,973 Phillips 66 268,604
2,145 Range Resources Corporation 76,255
231 Ranger Energy Services, Inc. 3,174
2,424 Ring Energy, Inc.
b
2,315
43,746 SBM Offshore NV 1,131,224
486 Scorpio Tankers, Inc. 29,986
369,205 Shell plc 13,841,262
773 SM Energy Company 16,148
1,373 Talos Energy, Inc.
b
13,469
131 Targa Resources Corporation 20,179
2,521 Technip Energies NV 102,438
14,944 TechnipFMC plc 617,934
561 Valero Energy Corporation 95,123
1,171 Williams Companies, Inc. 67,766
Total 62,145,562
Financials  14.8%
178 1st Source Corporation 10,580
39,213 AB Industrivarden, Class A 1,630,478
4,806 ABN AMRO Bank NV
a
143,596
921 Affiliated Managers Group, Inc. 219,161
1,037 Affirm Holdings, Inc.
b
74,540
687 Aflac, Inc. 73,640
29,907 AGNC Investment Corporation 299,070
29,560 AIB Group plc 272,433
31,113 Allianz SE 12,502,449
21,717 Allstate Corporation 4,159,240
2,319 Ally Financial, Inc. 90,371
2,478 Amalgamated Financial
Corporation 67,550
4,040 Amerant Bancorp, Inc. 67,751
17,882 American Express Company 6,450,574
55,603 American International Group, Inc. 4,390,413
7,817 Ameriprise Financial, Inc. 3,539,303
252 Ameris Bancorp 18,048
3,348 Annaly Capital Management, Inc. 70,877
639 Arch Capital Group, Ltd. 55,152
3,974 Ares Management Corporation 590,974
1,422 Arthur J. Gallagher & Company 354,775
1,574 Artisan Partners Asset
Management, Inc. 68,721
4,177 Associated Banc-Corp 103,464
432 Assurant, Inc. 91,463
485 Atlantic Union Bankshares
Corporation 15,772
83,824 Australia and New Zealand
Banking Group, Ltd. 2,007,730
203,748 AXA SA 8,840,262
597 Axis Capital Holdings, Ltd. 55,915
Shares Common Stock  78.0% Value
Financials  14.8% - continued
32,792 Banca Monte dei Paschi di Siena
SPA $ 287,601
279,684 Banco Bilbao Vizcaya Argentaria
SA
c
5,634,512
1,339,484 Banco Comercial Portugues SA 1,182,361
768,283 Banco Santander SA
c
7,828,914
67,710 Bank Hapoalim BM 1,373,340
74,761 Bank Leumi Le-Israel BM 1,517,348
268,382 Bank of America Corporation 14,345,018
35,235 Bank of Ireland Group plc 576,899
200 Bank of N.T. Butterfield & Son, Ltd. 9,252
60,340 Bank of New York Mellon
Corporation 6,512,496
520 Bank OZK 23,395
686 BankFinancial Corporation 7,580
319 BankUnited, Inc. 12,786
884 Bar Harbor Bankshares 25,928
1,352,080 Barclays plc 7,252,036
893 BCB Bancorp, Inc. 7,090
2,928 Beacon Financial Corporation 71,268
674 Blackstone Mortgage Trust, Inc. 12,456
47 Block, Inc.
b
3,569
4,937 Blue Owl Capital, Inc. 77,856
101,926 BNP Paribas SA 7,894,949
645 Bread Financial Holdings, Inc. 40,409
456 Brown & Brown, Inc. 36,361
651 Burke & Herbert Financial Services
Corporation 38,318
1,210 Business First Bancshares, Inc. 29,669
2,568 Byline Bancorp, Inc. 68,668
205 C&F Financial Corporation 14,024
990 Cadence Bank 37,363
324 California BanCorp
b
5,991
103 Camden National Corporation 3,929
383 Capital City Bank Group, Inc. 14,899
54,213 Capital One Financial Corporation 11,926,318
5,217 Capitol Federal Financial, Inc. 31,511
6,525 Carlyle Group, Inc. 347,913
81 Cathay General Bancorp 3,681
2,299 Central Pacific Financial
Corporation 65,544
113,713 Charles Schwab Corporation 10,748,153
93 ChoiceOne Financial Services, Inc. 2,664
21,244 Chubb, Ltd. 5,883,313
957 Cincinnati Financial Corporation 147,943
987 Citizens Financial Group, Inc. 50,209
1,248 Civista Bancshares, Inc. 26,869
402 CNB Financial Corporation 9,889
2,453 CNO Financial Group, Inc. 98,169
927 Coinbase Global, Inc.
b
318,684
1,449 Colony Bankcorp, Inc. 23,170
1,744 Columbia Banking System, Inc. 46,739
799 Commerce Bancshares, Inc. 42,051
51,836 Commonwealth Bank of Australia 5,816,265
70 Community Financial System, Inc. 3,884
645 Community Trust Bancorp, Inc. 33,021
362 Community West Bancshares 7,667
793 ConnectOne Bancorp, Inc. 19,080
236,408 Credit Agricole SA 4,267,471
359 Cullen/Frost Bankers, Inc. 44,207
234,000 Dai-ichi Mutual Life Insurance
Company, Ltd. 1,642,446
275,900 Daiwa Securities Group, Inc. 2,123,314
118 Dave, Inc.
b
28,240
7,709 Deutsche Bank AG 275,982

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Financials  14.8% - continued
18,792 Deutsche Boerse AG $ 4,758,868
86 Diamond Hill Investment Group,
Inc. 11,038
114,861 DNB Bank ASA 2,931,877
1,698 Dynex Capital, Inc. 22,482
1,220 East West Bancorp, Inc. 123,952
605 Eastern Bankshares, Inc. 10,606
919 Enact Holdings, Inc. 32,827
1,981 Enova International, Inc.
b
236,868
4,360 Equitable Holdings, Inc. 215,384
2,190 Essent Group, Ltd. 132,648
330 Euronet Worldwide, Inc.
b
25,034
1,251 Euronext NV
a
178,782
539 Evercore, Inc. 158,768
1,863 F.N.B. Corporation 29,286
1,827 Farmers National Banc
Corporation 23,714
2,865 Federated Hermes, Inc. 138,895
1,055 Fidelity National Information
Services, Inc. 65,959
1,880 Fifth Third Bancorp 78,246
902 Financial Institutions, Inc. 25,644
1,399 First American Financial
Corporation 87,451
2,127 First Bancorp/Puerto Rico 41,455
2,383 First Citizens BancShares, Inc./NC 4,348,546
3,273 First Financial Bancorp 76,621
466 First Financial Bankshares, Inc. 14,395
1,283 First Financial Corporation 68,410
253 First Hawaiian, Inc. 6,206
3,750 First Horizon Corporation 80,100
1,092 First Internet Bancorp 19,372
1,163 First Merchants Corporation 41,263
899 First Mid-Illinois Bancshares, Inc. 32,121
383 FirstCash Holdings, Inc. 60,705
824 Flagstar Bank NA 9,410
1,887 Flushing Financial Corporation 25,795
503 Flywire Corporation
b
6,700
2,266 Franklin Resources, Inc. 51,234
5,101 Fulton Financial Corporation 88,604
157,901 Generali 6,078,513
2,332 Genworth Financial, Inc.
b
19,682
5,728 Glacier Bancorp, Inc. 233,989
319 Global Life, Inc. 41,952
561 Global Payments, Inc. 43,623
470 Great Southern Bancorp, Inc. 26,179
52 Hamilton Lane, Inc. 5,926
366 Hancock Whitney Corporation 20,902
173 Hanover Insurance Group, Inc. 29,562
1,814 Hartford Insurance Group, Inc. 225,263
139 HBT Financial, Inc. 3,390
1,459 Heritage Financial Corporation 32,375
222 Home Bancorp, Inc. 11,799
912 Home BancShares, Inc. 24,360
162 Hometrust Bancshares, Inc. 6,368
4,541 Horizon Bancorp, Inc. 70,840
4,451 Houlihan Lokey, Inc. 797,085
197,411 HSBC Holdings plc 2,763,641
3,940 Huntington Bancshares, Inc./OH 60,834
63,910 IG Group Holdings plc 935,487
32 Independent Bank Corporation/MA 2,153
1,094 Independent Bank Corporation/MI 33,061
290,872 Insurance Australia Group, Ltd. 1,495,328
27,174 Intercontinental Exchange, Inc. 3,975,284
19,164 Invesco, Ltd. 454,187
Shares Common Stock  78.0% Value
Financials  14.8% - continued
63,263 Investor AB, Class B $ 2,083,051
96 Jack Henry & Associates, Inc. 14,298
490 Jackson Financial, Inc. 49,397
9,002 Janus Henderson Group plc 392,127
61,300 Japan Post Bank Company, Ltd. 686,871
244,600 Japan Post Holdings Company,
Ltd. 2,292,161
423 Jefferies Financial Group, Inc. 22,347
66,420 JPMorgan Chase & Company 20,664,590
4,328 Kearny Financial Corporation/MD 27,656
272,780 KeyCorp 4,798,200
1,167 Ladder Capital Corporation 12,335
2,083 Lazard, Inc. 101,650
1,280 LendingClub Corporation
b
22,259
3,927 Lincoln National Corporation 164,934
72 Lion Finance Group plc 7,580
438,466 Lloyds TSB Group plc 514,096
257 Loews Corporation 25,587
3,788 M&T Bank Corporation 696,500
355 MarketAxess Holdings, Inc. 56,821
9,710 Marsh & McLennan Companies,
Inc. 1,729,836
176,467 Medibank, Private Ltd. 563,193
1,617 Mercantile Bank Corporation 70,905
62,868 MetLife, Inc. 5,018,124
15,487 MGIC Investment Corporation 424,654
1,474 Midland States Bancorp, Inc. 21,579
57 MidWestOne Financial Group, Inc. 2,108
35,600 Mitsubishi HC Capital, Inc. 278,487
530,200 Mitsubishi UFJ Financial Group,
Inc. 8,008,820
115,800 Mizuho Financial Group, Inc. 3,878,777
546 Morningstar, Inc. 115,916
370 MSCI, Inc. 217,763
10,481 Muenchener Rueckversicherungs-
Gesellschaft AG 6,484,501
4,825 Nasdaq, Inc. 412,489
76,908 National Australia Bank, Ltd. 2,192,654
1,022 National Bank Holdings
Corporation 36,445
448,682 NatWest Group plc 3,454,181
10,319 Netwealth Group, Ltd. 207,701
4,015 NMI Holdings, Inc.
b
146,266
34,748 NN Group NV 2,377,964
137,700 Nomura Holdings, Inc. 982,642
1,186 Northeast Community Bancorp,
Inc. 23,293
1,123 Northern Trust Corporation 144,496
2,658 Northfield Bancorp, Inc. 27,165
3,390 Northwest Bancshares, Inc. 39,697
963 OFG Bancorp 37,230
12,969 Old National Bancorp 264,957
2,579 Old Republic International
Corporation 101,767
4,151 Old Second Bancorp, Inc. 74,510
4,106 OneMain Holdings, Inc. 243,034
985 Orange County Bancorp, Inc. 24,083
765 Origin Bancorp, Inc. 26,515
935 Orrstown Financial Services, Inc. 31,117
282 Palomar Holdings, Inc.
b
32,151
19,548 Paragon Banking Group plc 212,889
16 Park National Corporation 2,435
460 Paymentus Holdings, Inc.
b
13,156
795 PCB Bancorp 16,751
1,032 Peoples Bancorp, Inc./OH 29,515

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Financials  14.8% - continued
548 Peoples Financial Services
Corporation $ 24,408
1,020 Pinnacle Financial Partners, Inc. 86,914
12,665 Plus500, Ltd. 526,983
1,468 Popular, Inc. 163,638
1,153 Principal Financial Group, Inc. 96,898
494 Prosperity Bancshares, Inc. 32,515
3,169 Provident Financial Services, Inc. 57,961
1,215 Prudential Financial, Inc. 126,360
398,019 QBE Insurance Group, Ltd. 5,164,132
3,192 Radian Group, Inc. 108,336
6,500 Rakuten Bank, Ltd.
b
356,768
2,268 Regions Financial Corporation 54,886
553 Reinsurance Group of America,
Inc. 100,900
248 RenaissanceRe Holdings, Ltd. 63,014
179 Renasant Corporation 6,020
9,992 Rithm Capital Corporation 109,612
2,750 RLI Corporation 162,140
42,022 Robinhood Markets, Inc.
b
6,167,989
420 S&T Bancorp, Inc. 15,389
24,500 SBI Holdings, Inc. 1,094,833
3,804 SEI Investments Company 306,640
3,571 Selective Insurance Group, Inc. 269,039
163 ServisFirst Bancshares, Inc. 11,454
4,312 Shore Bancshares, Inc. 67,310
967 Sierra Bancorp 27,830
16,799 Simmons First National
Corporation 291,967
226,100 Singapore Exchange, Ltd. 2,933,773
117,100 Sompo Holdings, Inc. 3,568,678
239 South Plains Financial, Inc. 8,723
1,227 Southern Missouri Bancorp, Inc. 64,344
1,455 SouthState Bank Corporation 128,986
269,913 Standard Chartered plc 5,540,563
637 Starwood Property Trust, Inc. 11,581
3,549 Steadfast Group, Ltd. 13,001
1,644 StepStone Group, Inc. 100,087
1,961 Stifel Financial Corporation 232,241
96 StoneX Group, Inc.
b
8,824
33,480 Storebrand ASA 518,840
70,900 Sumitomo Mitsui Financial Group,
Inc. 1,919,533
6,097 Svolder AB 35,630
1,243 Synchrony Financial 92,454
1,915 Synovus Financial Corporation 85,486
1,061 Talanx AG 129,199
2,301 Texas Capital Bancshares, Inc.
b
192,916
470 Third Coast Bancshares, Inc.
b
17,273
6,852 Toast, Inc.
b
247,631
51,900 Tokio Marine Holdings, Inc. 1,935,517
782 Tompkins Financial Corporation 49,626
1,402 Towne Bank/Portsmouth, VA 45,579
66,468 TP ICAP Group plc 229,246
3,641 TPG RE Finance Trust, Inc. 31,495
366 TPG, Inc. 20,145
3,323 Tradeweb Markets, Inc. 350,211
5,227 Triumph Financial, Inc.
b
284,662
13,449 U.S. Bancorp 627,799
170,333 UBS Group AG 6,517,849
472 UMB Financial Corporation 50,447
138,386 UniCredit SPA 10,246,979
54,752 Unipol Assicurazioni SPA 1,198,698
699 United Bankshares, Inc. 25,017
1,938 United Community Banks, Inc. 56,590
Shares Common Stock  78.0% Value
Financials  14.8% - continued
516 Unity Bancorp, Inc. $ 23,432
1,118 Univest Financial Corporation 32,824
2,722 Unum Group 199,849
2,226 Valley National Bancorp 24,197
1,020 Virtu Financial, Inc. 35,537
61,966 Visa, Inc. 21,114,295
5,884 Voya Financial, Inc. 438,123
301 WaFd, Inc. 8,738
1,079 Washington Trust Bancorp, Inc. 29,392
1,248 Webster Financial Corporation 71,186
203,990 Wells Fargo & Company 17,741,010
1,269 Wendel SA 119,108
2,991 WesBanco, Inc. 90,029
635 Western Alliance Bancorp 49,117
7,732 Western Union Company 72,140
86,617 Westpac Banking Corporation 2,191,800
3 White Mountains Insurance Group,
Ltd. 5,714
186 Willis Towers Watson plc 58,237
3,299 Wintrust Financial Corporation 428,936
2,693 WisdomTree, Inc. 32,208
109 WSFS Financial Corporation 5,678
3,253 Zions Bancorp NA 169,514
4,494 Zurich Insurance Group AG 3,125,449
Total 346,578,331
Health Care  7.2%
2,689 4D Molecular Therapeutics, Inc.
b
30,924
1,707 Adaptive Biotechnologies
Corporation
b
29,634
8,537 ADMA Biologics, Inc.
b
132,153
3,303 Agilent Technologies, Inc. 483,427
427 Agios Pharmaceuticals, Inc.
b
18,463
90 Align Technology, Inc.
b
12,409
315 Alkermes plc
b
9,671
943 Alnylam Pharmaceuticals, Inc.
b
430,046
18,367 Amgen, Inc. 5,481,264
376 Amicus Therapeutics, Inc.
b
3,395
5,735 Amneal Pharmaceuticals, Inc.
b
62,053
519 AnaptysBio, Inc.
b
18,985
782 ANI Pharmaceuticals, Inc.
b
70,849
580 Anika Therapeutics, Inc.
b
5,655
1,341 Arcus Biosciences, Inc.
b
26,445
402 Argenx SE ADR
b
329,037
276 Artivion, Inc.
b
12,522
37,773 AstraZeneca plc 6,230,596
1,627 Aurinia Pharmaceuticals, Inc.
b
21,428
145,619 Avantor, Inc.
b
1,721,217
744 Azenta, Inc.
b
22,469
1,386 Biogen, Inc.
b
213,818
509 Biohaven, Ltd.
b
8,755
38,174 BioMarin Pharmaceutical, Inc.
b
2,044,981
2,720 Bio-Techne Corporation 170,190
175 Bruker Corporation 6,815
358 Cardinal Health, Inc. 68,296
1,251 CareDx, Inc.
b
18,765
2,192 Caribou Biosciences, Inc.
b
5,305
11,387 Cencora, Inc. 3,846,642
1,193 Charles River Laboratories
International, Inc.
b
214,824
43,700 Chugai Pharmaceutical Company,
Ltd. 2,000,050
23,245 Cigna Group 5,681,310
6,917 Concentra Group Holdings Parent,
Inc. 137,787

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Health Care  7.2% - continued
3,403 Cooper Companies, Inc.
b
$ 237,904
2,225 CorVel Corporation
b
164,539
27,301 Danaher Corporation 5,880,089
2,190 Denali Therapeutics, Inc.
b
35,653
3,737 Dentsply Sirona, Inc. 47,124
912 Dexcom, Inc.
b
53,097
965 Doximity, Inc.
b
63,690
1,444 Dyne Therapeutics, Inc.
b
32,606
1,500 Edwards Lifesciences
Corporation
b
123,675
6,725 Elanco Animal Health, Inc.
b
148,959
13,970 Eli Lilly & Company 12,054,154
2,106 Enanta Pharmaceuticals, Inc.
b
23,082
5,743 Encompass Health Corporation 653,841
1,743 Fate Therapeutics, Inc.
b
2,353
4,247 Fortrea Holdings, Inc.
b
44,424
32,337 Fresenius Medical Care AG 1,736,077
2,035 Galenica AG
a
219,315
1,219 GE HealthCare Technologies, Inc. 91,364
6,118 Genmab AS
b
1,745,024
41,099 Gilead Sciences, Inc. 4,923,249
2,914 GoodRx Holdings, Inc.
b
9,820
1,572 Grifols SA 20,370
142,831 GSK plc 3,344,162
102,187 Haleon plc 475,192
311 Halozyme Therapeutics, Inc.
b
20,274
6,055 HealthEquity, Inc.
b
572,682
295 Henry Schein, Inc.
b
18,644
41 Hims & Hers Health, Inc.
b
1,864
318 Hologic, Inc.
b
23,503
23,500 Hoya Corporation 3,817,154
637 Humana, Inc. 177,207
1,137 IDEXX Laboratories, Inc.
b
715,753
1,922 Illumina, Inc.
b
237,444
1,993 Incyte Corporation
b
186,306
2,655 Indivior plc
b
77,977
561 Insmed, Inc.
b
106,366
284 Insulet Corporation
b
88,895
14,271 Intuitive Surgical, Inc.
b
7,624,710
617 Ionis Pharmaceuticals, Inc.
b
45,843
400 Ipsen SA 56,212
988 IQVIA Holding, Inc.
b
213,862
408 Jazz Pharmaceuticals, Inc.
b
56,157
67,352 Johnson & Johnson 12,720,772
3,634 Kura Oncology, Inc.
b
37,321
26,968 Labcorp Holdings, Inc. 6,848,793
1,940 LeMaitre Vascular, Inc. 168,023
117 Medpace Holdings, Inc.
b
68,434
117,664 Merck & Company, Inc. 10,116,751
3,220 Merit Medical Systems, Inc.
b
281,879
160 Mettler-Toledo International, Inc.
b
226,606
1,120 Myriad Genetics, Inc.
b
9,005
2,634 Natera, Inc.
b
523,982
685 Neurocrine Biosciences, Inc.
b
98,099
125,665 Novartis AG 15,552,510
124,339 Novo Nordisk AS 6,121,422
131,000 Ono Pharmaceutical Company,
Ltd. 1,598,647
245 Option Care Health, Inc.
b
6,377
3,687 Organon & Company 24,887
2,741 Penumbra, Inc.
b
623,221
579 Perrigo Company plc 12,008
407 Prestige Consumer Healthcare,
Inc.
b
24,664
4,163 Pro Medicus, Ltd. 714,808
Shares Common Stock  78.0% Value
Health Care  7.2% - continued
1,275 Prothena Corporation plc
b
$ 13,706
1,572 QIAGEN NV 73,648
153 Quest Diagnostics, Inc. 26,920
28,442 Recordati SPA 1,692,910
2,158 REGENXBIO, Inc.
b
27,558
5,375 Relay Therapeutics, Inc.
b
38,378
2,507 Repligen Corporation
b
373,693
149 ResMed, Inc. 36,785
30 Revvity, Inc. 2,808
72 Rigel Pharmaceuticals, Inc.
b
2,274
32,985 Roche Holding AG, Participation
Certificates 10,684,515
1,993 Rocket Pharmaceuticals, Inc.
b
7,514
10,419 Royalty Pharma plc 391,129
116,109 Sanofi SA ADR 5,872,793
299 SIGA Technologies, Inc. 2,476
723 Sotera Health Company
b
12,002
4,799 STERIS plc 1,131,124
5,480 Stevanato Group SPA 138,206
108 Supernus Pharmaceuticals, Inc.
b
5,954
73,400 Takeda Pharmaceutical Company,
Ltd. 1,980,883
360 Teleflex, Inc. 44,809
844 Tenet Healthcare Corporation
b
174,278
363 Thermo Fisher Scientific, Inc. 205,963
5,487 Twist Bioscience Corporation
b
180,467
1,206 UFP Technologies, Inc.
b
232,324
270 United Therapeutics Corporation
b
120,266
16,824 UnitedHealth Group, Inc. 5,746,405
659 Universal Health Services, Inc. 143,010
722 Vaxcyte, Inc.
b
32,692
376 Veeva Systems, Inc.
b
109,491
3,870 Vericel Corporation
b
135,682
22,034 Viatris, Inc. 228,272
621 Viking Therapeutics, Inc.
b,c
23,648
7,655 Waystar Holding Corporation
b
274,432
1,856 West Pharmaceutical Services,
Inc. 523,522
2,219 Xencor, Inc.
b
32,641
990 Xenon Pharmaceuticals, Inc.
b
41,501
66,827 Zimmer Biomet Holdings, Inc. 6,720,123
Total 169,003,807
Industrials  11.1%
2,049 A.O. Smith Corporation 135,214
881 A.P. Moller - Maersk AS, Class B 1,811,273
162,398 ABB, Ltd. 12,073,893
6,544 Accelleron Industries AG 536,418
4,021 Ackermans & van Haaren NV 1,001,416
1,860 Acuity, Inc. 678,993
3,737 Advanced Drainage Systems, Inc. 523,367
1,582 AECOM 212,542
103,663 Aena SME SA
a
2,815,597
30,475 AerCap Holdings NV 3,969,064
2,585 AGCO Corporation 266,669
15,542 Airbus SE 3,832,192
318 Alaska Air Group, Inc.
b
13,270
889 Allegheny Technologies, Inc.
b
87,984
1,461 Allegion plc 242,190
1,503 Allison Transmission Holdings, Inc. 124,073
104,600 Amada Company, Ltd. 1,247,317
92,255 Amentum Holdings, Inc.
b
2,067,435
2,068 AMETEK, Inc. 417,963
1,259 API Group Corporation
b
46,356

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Industrials  11.1% - continued
301 Applied Industrial Technologies,
Inc. $ 77,384
489 Arcosa, Inc. 49,878
1,085 Armstrong World Industries, Inc. 206,617
104,790 Assa Abloy AB 3,948,966
18,682 Atlas Copco AB, Class B 279,467
4,733 Atmus Filtration Technologies, Inc. 215,257
1,109 Axon Enterprise, Inc.
b
812,043
160 AZZ, Inc. 15,976
55,218 BAE Systems plc 1,360,210
48,498 Balfour Beatty plc 428,628
4,695 Barrett Business Services, Inc. 190,007
1,800 BayCurrent, Inc. 82,555
1,308 Brady Corporation 99,290
176,498 Brambles, Ltd. 2,868,019
53 Brink's Company 5,891
170 Broadridge Financial Solutions,
Inc. 37,468
7,264 BWX Technologies, Inc. 1,551,663
1,252 C.H. Robinson Worldwide, Inc. 192,795
1,792 Casella Waste Systems, Inc.
b
158,717
22,726 Caterpillar, Inc. 13,118,811
3,687 CECO Environmental Corporation
b
180,257
648,000 CK Hutchison Holdings, Ltd. 4,297,196
2,967 Clean Harbors, Inc.
b
624,583
436,104 CNH Industrial NV 4,574,731
9,887 Compagnie de Saint-Gobain SA 959,648
11,063 Computershare, Ltd. 264,290
952 Copart, Inc.
b
40,946
957 CRA International, Inc. 182,299
123,879 CSX Corporation 4,462,122
602 Cummins, Inc. 263,483
612 Curtiss-Wright Corporation 364,587
69,100 Dai Nippon Printing Company, Ltd. 1,153,306
144,837 Delta Air Lines, Inc. 8,310,747
2,306 DNOW, Inc.
b
33,898
423 Donaldson Company, Inc. 35,638
66 Dycom Industries, Inc.
b
18,994
824 EMCOR Group, Inc. 556,843
997 Energy Recovery, Inc.
b
17,059
7,204 Enerpac Tool Group Corporation 295,652
713 EnerSys 89,952
2,069 EnPro, Inc. 480,029
4,206 ExlService Holdings, Inc.
b
164,455
141 Expeditors International of
Washington, Inc. 17,188
165,175 Fastenal Company 6,796,951
2,371 Federal Signal Corporation 279,849
1,610 Ferguson Enterprises, Inc. 400,085
28,652 Ferrovial SE 1,758,203
28,652 Ferrovial SE, DRIP
b,d
3
107,979 Flowserve Corporation 7,369,567
9,284 Fluor Corporation
b
452,781
7,121 Fortive Corporation 358,471
729 Fortune Brands Innovations, Inc. 37,033
8,909 Gates Industrial Corporation plc
b
196,711
269 Generac Holdings, Inc.
b
45,197
18,561 General Dynamics Corporation 6,401,689
178 Gorman-Rupp Company 8,005
3,876 Graco, Inc. 316,941
6,259 Great Lakes Dredge & Dock
Corporation
b
71,040
3,715 Griffon Corporation 274,947
81,873 Hexcel Corporation 5,845,732
122,800 Hitachi, Ltd. 4,194,724
Shares Common Stock  78.0% Value
Industrials  11.1% - continued
533 HNI Corporation $ 21,810
30,460 Honeywell International, Inc. 6,132,512
4,073 Howmet Aerospace, Inc. 838,834
1,685 Hudson Technologies, Inc.
b
15,291
1,882 Huron Consulting Group, Inc.
b
309,476
344 IDEX Corporation 58,982
47,100 Inaba Denki Sangyo Company,
Ltd. 1,386,955
1,243 Ingersoll Rand, Inc. 94,878
164 Insteel Industries, Inc. 5,123
41,300 ITOCHU Corporation 2,392,232
1,366 ITT Corporation 252,806
31,567 Jacobs Solutions, Inc. 4,918,454
27,000 Jardine Matheson Holdings, Ltd. 1,585,294
24,412 JB Hunt Transport Services, Inc. 4,122,210
4,058 KION Group AG 288,338
730 Kirby Corporation
b
75,540
341 Knight-Swift Transportation
Holdings, Inc. 15,386
57,400 Komatsu, Ltd. 1,920,086
1,643 Konecranes Oyj 162,176
83,418 Kongsberg Gruppen ASA 2,126,599
170 Korn Ferry 10,999
22,879 L3Harris Technologies, Inc. 6,614,319
873 Legalzoom.com, Inc.
b
8,704
7,109 Legence Corporation
b
294,099
37,879 Legrand SA 6,541,208
352 Leidos Holdings, Inc. 67,045
2,215 Limbach Holdings, Inc.
b
209,273
65,218 Logista Integral SA 2,173,526
305 LSI Industries, Inc. 6,981
1,928 Lyft, Inc.
b
39,447
13,200 Makita Corporation 399,054
4,248 Masco Corporation 275,100
137 MasTec, Inc.
b
27,970
17,393 Masterbrand, Inc.
b
219,674
288 Maximus, Inc. 23,939
877 McGrath RentCorp 94,225
14,600 MEITEC Group Holdings, Inc. 299,279
643 Middleby Corporation
b
79,880
44,500 Mitsubishi Corporation 1,068,563
31,900 Mitsubishi Electric Corporation 905,724
203,100 Mitsubishi Heavy Industries, Ltd. 6,131,525
24,200 Mitsui & Company, Ltd. 595,117
1,282 Moog, Inc. 262,618
6,010 MSC Industrial Direct Company,
Inc. 510,309
8,714 Mueller Water Products, Inc. 223,601
2,020 NEXTracker, Inc.
b
204,464
62,400 Nippon Yusen Kabushiki Kaisha 2,154,880
3,700 Nishimatsu Construction
Company, Ltd. 127,094
20,100 Nitto Kogyo Corporation 481,342
44 Nordson Corporation 10,206
8,744 nVent Electric plc 999,876
2,604 Old Dominion Freight Line, Inc. 365,654
377 Oshkosh Corporation 46,480
3,134 Otis Worldwide Corporation 290,710
9,935 Parker-Hannifin Corporation 7,678,066
102 Paylocity Holding Corporation
b
14,410
4,283 Pentair plc 455,497
82,000 Persol Holdings Company, Ltd. 136,027
345 Pitney Bowes, Inc. 3,409
108 Primoris Services Corporation 15,284
1,074 Quanta Services, Inc. 482,366

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Industrials  11.1% - continued
797 RBC Bearings, Inc.
b
$ 341,538
89,700 Recruit Holdings Company, Ltd. 4,448,041
145 Regal Rexnord Corporation 20,429
183,334 RELX plc 8,102,689
626 Republic Services, Inc. 130,358
1,141 Rheinmetall AG 2,242,950
2,421 Rockwell Automation, Inc. 891,800
267,936 Rolls-Royce Holdings plc 4,123,209
62,992 Rotork plc 283,581
34,652 Ryanair Holdings plc 1,049,106
47 Ryder System, Inc. 7,954
2,277 Saab AB 125,295
29,921 Safran SA 10,631,437
6,032 Schindler Holding AG,
Participation Certificates 2,148,600
3,967 Schneider Electric SE 1,130,312
1,580 Sensata Technologies Holding plc 50,291
2,961 Shoals Technologies Group, Inc.
b
31,120
12,126 Siemens AG 3,436,460
30,883 Siemens Energy AG
b
3,847,551
369,000 Singapore Technologies
Engineering, Ltd. 2,404,058
274 SkyWest, Inc.
b
27,532
27,570 Smiths Group plc 912,953
40,200 Sojitz Corporation 1,066,524
228 SPX Technologies, Inc.
b
51,047
955 SS&C Technologies Holdings, Inc. 81,099
1,597 Stanley Black & Decker, Inc. 108,149
573 Sterling Construction Company,
Inc.
b
216,537
89,200 Sumitomo Corporation 2,594,912
929 Textron, Inc. 75,072
61,300 Timee, Inc.
b,c
591,122
36,400 TOPPAN Holdings, Inc. 890,265
1,265 Toro Company 94,533
369 Trane Technologies plc 165,552
6,154 TransUnion 499,582
51,000 Tsubakimoto Chain Company 713,804
59,414 Uber Technologies, Inc.
b
5,733,451
373 UL Solutions, Inc. 29,046
334 UniFirst Corporation/MA 51,553
1,315 United Airlines Holdings, Inc.
b
123,663
36,787 United Parcel Service, Inc. 3,547,003
169 United Rentals, Inc. 147,229
1,458 Upwork, Inc.
b
23,241
1,729 Veralto Corporation 170,618
2,584 Verisk Analytics, Inc. 565,276
1,570 Verra Mobility Corporation
b
36,440
20,402 Vinci SA 2,728,068
839 Wabtec Corporation 171,525
910 Watsco, Inc. 334,889
11,494 Werner Enterprises, Inc. 301,143
78 WESCO International, Inc. 20,243
54,237 Worley, Ltd. 506,520
3,642 Xylem, Inc. 549,396
1,188,200 Yangzijiang Shipbuilding Holdings,
Ltd. 3,209,041
9,100 Yuasa Trading Company, Ltd. 295,866
27,830 Zigup plc 126,864
1,504 Zurn Elkay Water Solutions
Corporation 70,853
Total 259,547,016
Information Technology  17.2%
411 ACM Research, Inc.
b
17,040
Shares Common Stock  78.0% Value
Information Technology  17.2% - continued
25,736 Advanced Micro Devices, Inc.
b
$ 6,591,504
29,800 Advantest Corporation 4,462,426
2,443 Agilysys, Inc.
b
306,499
650 Ambarella, Inc.
b
55,399
2,056 Amkor Technology, Inc. 66,368
7,903 Amphenol Corporation 1,101,204
152,051 Apple, Inc. 41,110,029
7,076 AppLovin Corporation
b
4,509,747
4,260 Arista Networks, Inc.
b
671,759
187 Arrow Electronics, Inc.
b
20,860
12,986 ASML Holding NV 13,730,161
83 Astera Labs, Inc.
b
15,494
811 Autodesk, Inc.
b
244,387
1,761 Bel Fuse, Inc. 271,176
168 BILL Holdings, Inc.
b
8,343
3,500 BIPROGY, Inc. 141,370
3,333 BlackLine, Inc.
b
190,814
69,719 Broadcom, Inc. 25,770,234
35,200 Brother Industries, Ltd. 599,130
102 Calix, Inc.
b
6,979
18,684 Check Point Software
Technologies, Ltd.
b
3,656,085
464 Ciena Corporation
b
88,123
835 Cirrus Logic, Inc.
b
110,763
142,988 Cisco Systems, Inc. 10,453,853
6,583 Cognex Corporation 272,470
640 Cognizant Technology Solutions
Corporation 46,643
4,800 Coherent Corporation
b
633,408
2,934 CommScope Holding Company,
Inc.
b
50,758
1,871 CommVault Systems, Inc.
b
260,481
6,533 CompoSecure, Inc.
b
129,745
2,385 Corning, Inc. 212,456
150 Credo Technology Group Holding,
Ltd.
b
28,143
62 CTS Corporation 2,574
1,245 CyberArk Software, Ltd.
b
648,371
2,521 Descartes Systems Group, Inc.
b
222,377
6,012 DigitalOcean Holdings, Inc.
b
244,448
1,900 DISCO Corporation 630,958
26 DocuSign, Inc.
b
1,902
701 Dolby Laboratories, Inc. 46,490
8,503 Dropbox, Inc.
b
246,587
11,984 Dynatrace Holdings, LLC
b
606,031
2,044 Enphase Energy, Inc.
b
62,362
197 EPAM Systems, Inc.
b
32,217
562 F5, Inc.
b
142,214
648 Fabrinet
b
285,489
322 First Solar, Inc.
b
85,955
4,766 Flex, Ltd.
b
297,970
40,000 FUJIFILM Holdings NPV 927,068
2,339 Gen Digital, Inc. 61,656
8,223 Gitlab, Inc.
b
400,871
3,939 Guidewire Software, Inc.
b
920,308
52,526 Halma plc 2,447,627
8,242 Hewlett Packard Enterprise
Company 201,270
898 HubSpot, Inc.
b
441,744
7,186 I3 Verticals, Inc.
b
220,969
1,167 Impinj, Inc.
b
235,921
34,719 International Business Machines
Corporation 10,672,968
22 Itron, Inc.
b
2,207
931 Jabil, Inc. 205,649

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Information Technology  17.2% - continued
16,237 JFrog, Ltd.
b
$ 770,933
5,800 Keyence Corporation 2,152,582
2,096 Keysight Technologies, Inc.
b
383,484
8,043 Knowles Corporation
b
189,895
187,700 Kyocera Corporation 2,490,668
7,780 Lattice Semiconductor
Corporation
b
567,629
14,579 Logitech International SA 1,752,666
58 Lumentum Holdings, Inc.
b
11,690
190 MACOM Technology Solutions
Holdings, Inc.
b
28,145
47 Manhattan Associates, Inc.
b
8,557
5,576 Marvell Technology, Inc. 522,694
1,508 Microchip Technology, Inc. 94,129
20,552 Micron Technology, Inc. 4,598,921
130,326 Microsoft Corporation 67,484,106
284 Mirion Technologies, Inc.
b
8,341
4,254 MKS, Inc. 611,342
3,207 Monday.com, Ltd.
b
658,205
646 Monolithic Power Systems, Inc. 649,230
365 Motorola Solutions, Inc. 148,449
1,218 Napco Security Technologies, Inc. 53,775
56,500 NEC Corporation 2,052,083
1,447 NetApp, Inc. 170,428
2,452 Nordic Semiconductor ASA
b
35,464
10,700 NS Solutions Corporation 269,606
7,900 NSD Company, Ltd. 168,788
357,528 NVIDIA Corporation 72,395,845
1,199 ON Semiconductor Corporation
b
60,046
2,467 Onto Innovation, Inc.
b
332,946
30,714 Oracle Corporation 8,065,804
42,006 Palantir Technologies, Inc.
b
8,420,943
3,530 Pegasystems, Inc. 224,684
3,540 PTC, Inc.
b
702,832
162 Q2 Holdings, Inc.
b
10,005
1,138 Qorvo, Inc.
b
108,019
58,728 Qualcomm, Inc. 10,623,895
8,781 Ralliant Corporation 385,662
1,150 Rigetti Computing, Inc.
b
50,910
152,441 Samsung Electronics Company,
Ltd. 11,475,182
37,163 SAP SE 9,665,031
17,709 SAP SE ADR 4,604,517
116,100 Seiko Epson Corporation 1,471,059
11,698 ServiceNow, Inc.
b
10,753,737
1,554 Silicon Laboratories, Inc.
b
203,698
153,166 Sinch AB
a,b
554,639
1,083 SkyWater Technology, Inc.
b
18,936
2,246 Skyworks Solutions, Inc. 174,559
1,607 Snowflake, Inc.
b
441,732
419 Synopsys, Inc.
b
190,151
56,035 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 16,834,595
53,497 TD SYNNEX Corporation 8,371,746
1,101 TE Connectivity plc 271,958
80,620 Technology One, Ltd. 1,941,656
502 Teledyne Technologies, Inc.
b
264,464
182,614 Telefonaktiebolaget LM Ericsson 1,852,777
699 Tenable Holdings, Inc.
b
20,285
2,793 Teradyne, Inc. 507,656
21,200 Tokyo Electron, Ltd. 4,673,971
9,229 Trimble, Inc.
b
736,013
2,561 TTM Technologies, Inc.
b
172,099
119 Twilio, Inc.
b
16,051
Shares Common Stock  78.0% Value
Information Technology  17.2% - continued
1,135 Tyler Technologies, Inc.
b
$ 540,555
1,512 Unity Software, Inc.
b
57,305
538 Varonis Systems, Inc.
b
18,954
973 VeriSign, Inc. 233,325
9,527 Vontier Corporation 366,789
15,292 Weave Communications, Inc.
b
113,314
4,955 Western Digital Corporation 744,291
2,750 Zoom Communications, Inc.
b
239,883
248 Zscaler, Inc.
b
82,123
Total 401,004,506
Materials  2.7%
19,396 Air Liquide SA 3,753,864
1,837 Alcoa Corporation 67,583
25,262 Amcor plc 199,570
943 AptarGroup, Inc. 109,397
446 Avery Dennison Corporation 78,001
1,911 Avient Corporation 61,286
107,058 Axalta Coating Systems, Ltd.
b
3,047,941
1,181 Balchem Corporation 181,154
2,249 Ball Corporation 105,703
210,155 BHP Group, Ltd. 5,991,149
26,128 Buzzi SPA 1,574,027
4,069 Celanese Corporation 156,412
83,002 CF Industries Holdings, Inc. 6,913,237
6,872 Coeur Mining, Inc.
b
117,992
884 Commercial Metals Company 52,474
8,883 Constellium SE
b
139,730
3,653 Corteva, Inc. 224,440
53,709 Crown Holdings, Inc. 5,219,441
41,733 Deterra Royalties, Ltd. 111,261
4,471 DuPont de Nemours, Inc. 365,057
28,446 Eastman Chemical Company 1,693,106
5,145 Element Solutions, Inc. 137,474
56,808 Endeavour Mining plc 2,299,205
44,184 Evraz plc
b,d
6
489 FMC Corporation 7,418
5,317 Freeport-McMoRan, Inc. 221,719
158 Givaudan SA 647,270
117,642 Granges AB 1,721,438
353 Greif, Inc. 20,082
17,253 Hecla Mining Company 222,046
20,054 Heidelberg Materials AG 4,704,721
47,375 Hexpol AB 430,744
3,544 Huntsman Corporation 29,344
670 Ingevity Corporation
b
35,992
537 International Flavors & Fragrances,
Inc. 33,815
455 Kaiser Aluminum Corporation 41,191
649 Koppers Holdings, Inc. 18,315
42,100 Kyoei Steel, Ltd. 626,756
908 Martin Marietta Materials, Inc. 556,695
612 Minerals Technologies, Inc. 34,731
6,614 Mosaic Company 181,554
326 MP Materials Corporation
b
20,567
24 NewMarket Corporation 18,430
23,500 Nippon Shokubai Company, Ltd. 272,279
314,000 Nippon Steel Corporation 1,294,318
55,794 Nucor Corporation 8,371,890
1,218 O-I Glass, Inc.
b
13,751
3,311 Olin Corporation 68,538
71,981 Orica, Ltd. 1,046,629
1,523 Packaging Corporation of America 298,143
1,690 PPG Industries, Inc. 165,198
121 Reliance, Inc. 34,174

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Materials  2.7% - continued
17,192 Rio Tinto plc $ 1,239,370
46,596 Rio Tinto, Ltd. 4,045,762
928 Royal Gold, Inc. 162,205
2,123 RPM International, Inc. 232,001
699 Scotts Miracle-Gro Company 37,410
1,305 Sealed Air Corporation 43,731
173 Sensient Technologies Corporation 16,312
12,900 Shin-Etsu Chemical Company, Ltd. 387,760
7,615 Solstice Advanced Materials, Inc.
b
343,208
1,110 Sonoco Products Company 45,033
100,594 SSAB AB, Class A 636,313
808 Steel Dynamics, Inc. 126,694
363 Stepan Company 15,736
16,300 Taiyo Holdings Company, Ltd. 871,943
36,500 Toagosei Company, Ltd.
c
362,075
38,500 Tosoh Corporation 548,916
6,017 Tronox Holdings plc 21,060
983 Vidrala SA 93,636
983 Vidrala SA, Rights
b
4,646
1,001 Vulcan Materials Company 289,790
2,809 West Fraser Timber Company, Ltd. 171,349
7,990 Wienerberger AG 237,179
4,914 Yara International ASA 179,027
Total 63,848,414
Real Estate  1.6%
1,761 Aedifica SA 128,602
1,311 Alexandria Real Estate Equities,
Inc. 76,326
376 Alpine Income Property Trust, Inc. 5,520
9,909 AvalonBay Communities, Inc. 1,723,373
10,436 Brixmor Property Group, Inc. 273,006
3,838 Broadstone Net Lease, Inc. 68,777
532,000 CapitaLand Integrated
Commercial Trust 967,171
988 CareTrust REIT, Inc. 34,234
397 CBL & Associates Properties, Inc. 11,739
33,119 CBRE Group, Inc.
b
5,048,329
2,984 Chatham Lodging Trust 19,098
1,614 Colliers International Group, Inc. 257,481
1,219 Compass, Inc.
b
9,399
4,848 CoStar Group, Inc.
b
333,591
5,709 Cousins Properties, Inc. 148,034
73,928 Crown Castle, Inc. 6,669,784
2,089 Curbline Properties Corporation 48,172
347,229 DEXUS Property Group 1,655,510
666 Digital Realty Trust, Inc. 113,493
12,387 Easterly Government Properties,
Inc. 267,807
4,954 EPR Properties 242,845
8,242 Essential Properties Realty Trust,
Inc. 246,271
630 Essex Property Trust, Inc. 158,615
54 Extra Space Storage, Inc. 7,211
16,087 Fabege AB 141,647
359 Federal Realty Investment Trust 34,532
2,961 First Industrial Realty Trust, Inc. 163,684
968 Getty Realty Corporation 26,552
388 Global Net Lease, Inc. 2,957
546,708 GPT Group 1,920,315
276,630 Healthcare Realty Trust, Inc. 4,901,884
46,908 Host Hotels & Resorts, Inc. 751,466
247 Howard Hughes Holdings, Inc.
b
19,582
5,047 Independence Realty Trust, Inc. 80,399
15,324 Industrial Logistics Properties Trust 80,911
Shares Common Stock  78.0% Value
Real Estate  1.6% - continued
4,614 Innovative Industrial Properties,
Inc. $ 231,392
4,993 InvenTrust Properties Corporation 136,808
1,261 Iron Mountain, Inc. 129,820
333 Jones Lang LaSalle, Inc.
b
101,595
1,794 Kimco Realty Corporation 37,064
66 Lamar Advertising Company 7,827
417,000 Link REIT 2,171,576
2,181 Macerich Company 37,404
39,251 Merlin Properties Socimi SA 611,460
13,359 Millrose Properties, Inc. 430,293
35 National Health Investors, Inc. 2,608
3,552 NetSTREIT Corporation 66,138
291 NNN REIT, Inc. 11,774
29,900 Nomura Real Estate Holdings, Inc. 170,755
10,458 Outfront Media, Inc. 185,002
4,727 Park Hotels & Resorts, Inc. 48,641
1,636 Peakstone Realty Trust 22,102
22,101 Pebblebrook Hotel Trust 231,177
993 Postal Realty Trust, Inc. 14,706
1,140 PSP Swiss Property AG 197,179
341 RE/MAX Holdings, Inc.
b
2,704
607 Regency Centers Corporation 41,853
863 Rexford Industrial Realty, Inc. 35,659
5,302 RLJ Lodging Trust 36,054
584 RMR Group, Inc. 9,035
625 Ryman Hospitality Properties 54,319
7,527 Sabra Health Care REIT, Inc. 134,131
3,303 Safehold, Inc. 47,662
10,905 Sila Realty Trust, Inc. 258,449
1,891 Simon Property Group, Inc. 332,362
6,308 STAG Industrial, Inc. 241,407
4,400 Summit Hotel Properties, Inc. 22,616
145,500 Sun Hung Kai Properties, Ltd. 1,770,558
11,566 Tanger, Inc. 376,589
2,592 Terreno Realty Corporation 148,081
347,500 United Overseas Land, Ltd. 2,122,952
2,276 VICI Properties, Inc. 68,257
5,485 Xenia Hotels & Resorts, Inc. 67,466
1,894 Zillow Group, Inc., Class A
b
135,478
2,463 Zillow Group, Inc., Class C
b
184,676
Total 37,573,946
Utilities  2.7%
11,618 ACEA SPA 281,488
39,198 AES Corporation 543,676
55,761 AGL Energy, Ltd. 337,782
5,466 Alliant Energy Corporation 365,238
1,829 American States Water Company 130,426
1,475 American Water Works Company,
Inc. 189,434
271 Artesian Resources Corporation 8,734
461 Avista Corporation 17,541
2,464 Black Hills Corporation 156,292
168 California Water Service Group 7,456
1,307,658 Centrica plc 3,081,885
6,035 Clearway Energy, Inc., Class A 180,990
5,929 Clearway Energy, Inc., Class C 189,313
197 Consolidated Edison, Inc. 19,190
19,725 Constellation Energy Corporation 7,436,325
27,943 Contact Energy, Ltd. 148,959
2,890 DTE Energy Company 391,711
68,312 Duke Energy Corporation 8,491,182
48,300 E.ON SE 898,684
7,684 Edison International 425,540

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  78.0% Value
Utilities  2.7% - continued
493,748 EDP SA $ 2,454,482
43,324 Enel SPA 438,253
330,767 Engie SA 7,744,200
112,893 Entergy Corporation 10,847,888
3,884 Essential Utilities, Inc. 151,593
57,909 Evergy, Inc. 4,447,990
3,304 Eversource Energy 243,868
5,166 Exelon Corporation 238,256
2,385 FirstEnergy Corporation 109,305
153,330 Fortum Oyj
c
3,419,233
262,358 Italgas SPA 2,752,891
1,652 MDU Resources Group, Inc. 31,685
484 Middlesex Water Company 27,815
4,145 New Jersey Resources
Corporation 183,624
6,817 NiSource, Inc. 287,064
592 Otter Tail Corporation 45,714
11,513 PG&E Corporation 183,747
324 Pinnacle West Capital Corporation 28,680
10,337 Portland General Electric
Company 472,194
9,542 UGI Corporation 318,989
1,274 Unitil Corporation 62,108
29,591 Vistra Energy Corporation 5,571,985
9,482 XPLR Infrastructure, LP 93,493
Total 63,456,903
Total Common Stock
(cost $1,265,047,294) 1,822,242,690
Shares
Registered Investment
Companies   4.3% Value
U.S. Affiliated   3.6%
6,025,894 Thrivent Core Emerging Markets
Equity Fund 73,515,908
973,214 Thrivent Core Small Cap Value
Fund 10,481,511
Total 83,997,419
U.S. Unaffiliated   0.7%
1,187 Health Care Select Sector SPDR
Fund 171,225
7,972 Invesco QQQ Trust Series 1 5,014,946
17,464 SPDR S&P 500 ETF Trust 11,911,496
2,507 State Street SPDR S&P Biotech
ETF
c
282,564
916 VanEck Semiconductor ETF 332,526
Total 17,712,757
Total Registered Investment
Companies (cost $78,017,804) 101,710,176
Shares
Collateral Held for Securities
Loaned 0.8% Value
17,777,515 Thrivent Cash Management Trust 17,777,515
Total Collateral Held for
Securities Loaned
(cost $17,777,515) 17,777,515
Shares Preferred Stock < .01% Value
Consumer Discretionary  <0.1%
2,980 Porsche Automobil Holding SE $ 118,405
Total 118,405
Total Preferred Stock
(cost $125,253) 118,405
Shares or
Principal
Amount Short-Term Investments 17.4% Value
Federal Home Loan Bank Discount
Notes
100,000 4.150%, 11/19/2025
e,f
99,796
1,600,000 3.960%, 12/3/2025
e,f
1,594,427
600,000 3.935%, 12/12/2025
e,f
597,340
4,800,000 3.890%, 12/17/2025
e,f
4,776,187
9,200,000 3.910%, 12/19/2025
e,f
9,152,415
100,000 3.870%, 12/26/2025
e,f
99,409
100,000 3.855%, 1/2/2026
e,f
99,333
400,000 3.865%, 1/9/2026
e,f
397,037
Federal Home Loan Mortgage
Corporation Discount Notes
3,300,000 3.884%, 12/8/2025
e,f
3,286,763
2,500,000 3.900%, 12/23/2025
e,f
2,486,014
Federal National Mortgage
Association Discount Notes
2,500,000 3.960%, 12/3/2025
e,f
2,491,292
1,000,000 3.860%, 12/22/2025
e,f
994,511
State Street Institutional U.S.
Government Money Market
Fund
379,467,822 4.014%
e
379,467,822
Total Short-Term Investments
(cost $405,541,728) 405,542,346
Total Investments (cost
$1,766,509,594) 100.5% $2,347,391,132
Other Assets and Liabilities, Net
(0.5%) (10,674,564)
Total Net Assets 100.0% $2,336,716,568
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $13,167,271 or
0.6% of total net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
October 31, 2025:
Securities Lending Transactions
Common Stock $ 16,871,094
Total lending $16,871,094
Gross amount payable upon return of
collateral for securities loaned $17,777,515
Net amounts due to counterparty $906,421
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $605,043,495
Gross unrealized depreciation (33,393,907)
Net unrealized appreciation (depreciation) $571,649,588
Cost for federal income tax purposes $1,789,380,838

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 164,485,144 128,783,237 35,701,907 –
Consumer Discretionary 186,567,933 124,102,582 62,465,339 12
Consumer Staples 68,031,128 39,125,746 28,905,382 –
Energy 62,145,562 46,138,719 16,006,843 –
Financials 346,578,331 172,773,302 173,805,029 –
Health Care 169,003,807 111,013,960 57,989,847 –
Industrials 259,547,016 126,149,448 133,397,565 3
Information Technology 401,004,506 337,509,594 63,494,912 –
Materials 63,848,414 30,768,120 33,080,288 6
Real Estate 37,573,946 25,716,221 11,857,725 –
Utilities 63,456,903 41,899,046 21,557,857 –
Registered Investment Companies
U.S. Unaffiliated 17,712,757 17,712,757 – –
Preferred Stock
Consumer Discretionary 118,405 – 118,405 –
Short-Term Investments 405,542,346 379,467,822 26,074,524 –
Subtotal Investments in Securities $2,245,616,198 $1,581,160,554 $664,455,623 $21
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 83,997,419
Collateral Held for Securities Loaned 17,777,515
Subtotal Other Investments $101,774,934
Total Investments at Value $2,347,391,132
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 15,360,739 15,360,739 – –
Total Asset Derivatives $15,360,739 $15,360,739 $– $–
Liability Derivatives
Futures Contracts 1,721,445 1,721,445 – –
Total Liability Derivatives $1,721,445 $1,721,445 $– $–

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling $26,169,524 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 7 December 2025 $ 853,729 $ 17,736
CME E-mini S&P 500 Index 1,228 December 2025 408,235,947 13,827,653
CME E-mini S&P Mid-Cap 400 Index 13 December 2025 4,345,446 (110,436)
ICE mini MSCI EAFE Index 165 December 2025 22,916,733 241,842
ICE US mini MSCI Emerging Markets Index 354 December 2025 23,641,012 1,273,508
Total Futures Long Contracts $ 459,992,867 $ 15,250,303
CME E-mini Russell 2000 Index (664) December 2025 ( $ 81,053,671) ( $ 1,611,009)
Total Futures Short Contracts ( $ 81,053,671) ($1,611,009)
Total Futures Contracts $ 378,939,196 $13,639,294
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 15,360,739
Total Equity Contracts 15,360,739
Total Asset Derivatives $15,360,739
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,721,445
Total Equity Contracts 1,721,445
Total Liability Derivatives $1,721,445
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 60,255,511
Total Return Swaps Net realized gains/(losses) on Swap agreements (343,173)
Total Equity Contracts 59,912,338
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (620,741)
Total Foreign Exchange Contracts (620,741)
Total $59,291,597

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 13,682,669
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 394,699
Total Equity Contracts 14,077,368
Total $14,077,368
The following table presents Global Stock Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $524,107,019
Futures - Short (164,006,750)
Total Return Swaps - Short (313,349)
Foreign Exchange Contracts
Futures - Long 7,128,906

Global Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust and Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $57,232 $1,784 $– $73,516 6,026 3.1%
Core Small Cap Value 40,614 4,866 30,260 10,482 973 0.5
Total U.S. Affiliated Registered Investment
Companies 97,846 83,998 3.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,116 168,796 154,134 17,778 17,778 0.8
Total Collateral Held for Securities Loaned 3,116 17,778 0.8
Total Value $100,962 $101,776
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $14,500 $– $1,784
Core Small Cap Value 1,570 (6,308) 4,173 694
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,478
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 70
Total Affiliated Income from Securities Loaned, Net $70
Total $1,570 $8,192 $4,173

Government Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.4% Value
Asset-Backed Securities  6.8%
Access Group, Inc.
$ 207,426
4.797%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 207,367
ECMC Group Student Loan Trust
372,316
5.133%,  (SOFR30A +
0.950%), 11/25/2025, Ser.
2025-1A, Class A
a,b
372,538
252,899
5.333%,  (SOFR30A +
1.150%), 11/25/2025, Ser.
2024-1A, Class A
a,b
254,914
Goodgreen
161,323
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
146,596
Granite Edvance Corporation
137,154
5.306%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
138,260
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
351,926
1.650%,  3/25/2051, Ser.
2021-1 342,723
Missouri Higher Education Loan
Auth.
297,745
1.530%,  1/25/2061, Ser.
2021-1 272,461
Navient Student Loan Trust
368,935
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
315,372
Sunnova Hestia I Issuer, LLC
613,328
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
619,058
Sunnova Hestia II Issuer, LLC
272,639
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
273,111
Total 2,942,400
Collateralized Mortgage Obligations  19.5%
Federal Agricultural Mortgage
Corporation Real Estate Trust
743,838
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
616,938
114,197
5.191%,  8/1/2054, Ser.
2024-2, Class A
a,b
114,670
Federal Home Loan Mortgage
Corporation - REMIC
67,414
4.000%,  1/25/2051, Ser.
5249, Class LA 66,672
425,000
5.000%,  1/25/2055, Ser.
5490, Class LB 417,380
250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 251,108
239,765
5.000%,  2/25/2054, Ser.
5383, Class AZ 226,353
550,239
1.500%,  3/25/2050, Ser.
4982, Class JA 442,291
1,121,576
1.500%,  3/25/2051, Ser.
5092, Class IC
d
98,911
259,559
5.000%,  5/25/2052, Ser.
5537, Class AE 259,097
275,000
5.000%,  5/25/2055, Ser.
5537, Class KM 268,949
Principal
Amount Long-Term Fixed Income  99.4% Value
Collateralized Mortgage Obligations  19.5% -
continued
$ 234,000
5.000%,  8/25/2050, Ser.
5465, Class AC $ 237,641
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 774,046
450,000
5.000%,  8/25/2054, Ser.
5446, Class EC 441,502
225,000
5.000%,  8/25/2055, Ser.
5569, Class BY 219,856
275,000
5.000%,  9/25/2054, Ser.
5473, Class HL 276,756
325,000
5.000%,  9/25/2055, Ser.
5579, Class NY 312,698
124,895
4.848%,  (SOFR30A +
0.614%), 1/15/2032, Ser.
3218, Class FN
b
124,658
350,000
4.000%,  9/25/2035, Ser.
5231, Class VB 334,410
12,826
2.000%,  1/15/2041, Ser.
4074, Class JA 12,626
133,663
1.750%,  6/15/2042, Ser.
4097, Class QN 120,863
Federal Home Loan Mortgage
Corporation - SCRT
322,481
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
258,758
Federal Home Loan Mortgage
Corporation - SLST
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
625,080
400,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
347,018
300,000
3.000%,  10/25/2035, Ser.
2025-2, Class A2
c
257,703
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
202,016
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
177,405
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 446,201
209,435
1.250%,  2/25/2052, Ser.
2022-4, Class VD 158,071
117,915
4.000%,  7/25/2053, Ser.
2024-76, Class DA 116,665
73,044
2.000%,  11/25/2032, Ser.
2012-123, Class BA 69,057
205,893
3.500%,  4/25/2045, Ser.
2015-18, Class DY 195,481
J.P. Morgan Mortgage Trust
175,000
6.000%,  10/25/2054, Ser.
2024-4, Class A7A
a,b
179,503
Total 8,448,367
Commercial Mortgage-Backed Securities  8.6%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
400,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
411,414

Government Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Commercial Mortgage-Backed Securities  8.6%
- continued
$ 250,000
5.400%,  1/25/2029, Ser.
K515, Class A2
c
$ 259,804
600,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
621,141
300,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
306,650
250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
253,982
475,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
483,107
250,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
256,541
400,000
4.421%,  5/25/2030, Ser.
K547, Class A2
b,c
405,993
250,000
4.320%,  9/25/2030, Ser.
K548, Class A2
b,c
252,827
475,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
479,156
Total 3,730,615
Mortgage-Backed Securities  30.8%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
354,073 5.500%,  2/1/2040 361,984
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
281,468 6.000%,  1/1/2055 293,999
349,462 3.000%,  2/1/2050 315,535
391,573 2.000%,  5/1/2051 322,279
401,696 4.000%,  5/1/2052 384,581
53,580 5.000%,  7/1/2053 53,824
87,168 3.500%,  9/1/2047 82,256
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
113,470 2.500%,  7/1/2030 110,082
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
564,363 2.000%,  3/1/2033 541,493
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
233,625 2.500%,  8/1/2032 229,555
775,000 5.000%,  11/1/2040
e
782,532
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
448,794 3.500%,  5/1/2040 429,902
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
83,395 2.000%,  2/1/2051 68,637
71,817 2.000%,  2/1/2051 59,108
709,903 2.500%,  2/1/2051 612,619
433,490 5.500%,  4/1/2054 443,377
547,175 3.000%,  5/1/2051 496,499
451,468 3.000%,  6/1/2050 410,547
537,528 3.500%,  8/1/2050 503,080
377,101 6.000%,  8/1/2054 394,811
462,476 3.500%,  9/1/2052 430,389
Principal
Amount Long-Term Fixed Income  99.4% Value
Mortgage-Backed Securities  30.8% -
continued
$ 108,089 2.000%,  11/1/2051 $ 88,959
432,943 2.000%,  12/1/2050 354,748
1,631,500 4.500%,  12/1/2052 1,608,619
475,000 3.000%,  11/1/2047
e
420,820
88,322 3.500%,  12/1/2047 83,509
450,000 4.000%,  11/1/2048
e
426,918
1,800,000 5.000%,  11/1/2048
e
1,790,797
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
823,726 2.500%,  3/1/2062 677,095
316,243 3.500%,  7/1/2061 286,519
331,852 4.000%,  12/1/2061 312,666
Total 13,377,739
U.S. Government & Agencies  33.7%
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 950,106
Tennessee Valley Authority
420,000 5.250%,  2/1/2055 423,870
U.S. Treasury Bonds
250,000 4.375%,  5/15/2040 248,633
1,650,000 4.750%,  2/15/2045 1,672,945
U.S. Treasury Notes
1,900,000 3.375%,  9/15/2028 1,888,422
5,350,000 3.625%,  8/31/2030 5,331,192
3,225,000 3.875%,  8/31/2032 3,223,992
874,000 4.250%,  5/15/2035 885,744
Total 14,624,904
Total Long-Term Fixed Income
(cost $43,372,882) 43,124,025
Shares or
Principal
Amount Short-Term Investments 6.8% Value
Federal National Mortgage
Association Discount Notes
100,000 3.860%, 12/22/2025
f,g
99,451
State Street Institutional U.S.
Government Money Market
Fund
161,379 4.014%
f
161,379
Thrivent Core Short-Term Reserve
Fund
270,000 4.370% 2,700,000
Total Short-Term Investments
(cost $2,960,832) 2,960,830
Total Investments (cost
$46,333,714) 106.2% $46,084,855
Other Assets and Liabilities, Net
(6.2%) (2,709,590)
Total Net Assets 100.0% $43,375,265
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $3,100,067 or
7.1% of total net assets.

Government Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $403,538
Gross unrealized depreciation (659,293)
Net unrealized appreciation (depreciation) ($255,755)
Cost for federal income tax purposes $46,333,162

Government Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,942,400 – 2,942,400 –
Collateralized Mortgage Obligations 8,448,367 – 8,448,367 –
Commercial Mortgage-Backed Securities 3,730,615 – 3,730,615 –
Mortgage-Backed Securities 13,377,739 – 13,377,739 –
U.S. Government & Agencies 14,624,904 – 14,624,904 –
Short-Term Investments 260,830 161,379 99,451 –
Subtotal Investments in Securities $43,384,855 $161,379 $43,223,476 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,700,000
Subtotal Other Investments $2,700,000
Total Investments at Value $46,084,855
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 7,448 7,448 – –
Total Liability Derivatives $7,448 $7,448 $– $–
The following table presents Government Bond Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling $99,451 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 38 December 2025 $ 7,920,652 ( $ 7,448)
Total Futures Long Contracts $ 7,920,652 ( $ 7,448)
Total Futures Contracts $ 7,920,652 ($7,448)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Government Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 7,448
Total Interest Rate Contracts 7,448
Total Liability Derivatives $7,448
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Government Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (40,145)
Total Interest Rate Contracts (40,145)
Total ($40,145)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 40,964
Total Interest Rate Contracts 40,964
Total $40,964
The following table presents Government Bond Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $7,119,033

Government Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $2,940 $10,194 $10,434 $2,700 270 6.2%
Total Affiliated Short-Term Investments 2,940 2,700 6.2
Total Value $2,940 $2,700
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $156
Total Income/Non Cash Income from Affiliated Investments $156
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.3% Value
Alabama  2.4%
Birmingham, AL Special Care Fac.
Financing Auth. Health Care Fac.
Rev. Refg. (Children's Hospital)
$ 100,000 5.250%, 6/1/2050, Ser. A $ 106,220
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
250,000 5.500%, 6/1/2049, Ser. D-1
a
265,334
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
207,887
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 263,415
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 194,023
Pell City Square Cooperative
District, AL Rev.
230,000 7.000%, 4/1/2044, Ser. A 222,904
Total 1,259,783
Alaska  0.4%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
100,000 3.900%, 12/1/2033
a
100,000
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
100,000 3.900%, 12/1/2029
a
100,000
Total 200,000
Arizona  3.5%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
240,665
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
183,358
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 350,952
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
255,568
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Arizona Christian
University)
250,000 6.375%, 10/1/2041, Ser. A
a,c
246,107
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
245,302
Principal
Amount Long-Term Fixed Income  99.3% Value
Arizona  3.5% - continued
Salt River Project Agricultural
Improvement & Power District,
AZ Electric System Rev.
$ 250,000 5.250%, 1/1/2055, Ser. C
d
$ 269,225
Total 1,791,177
Arkansas  0.5%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 255,166
Total 255,166
California  5.8%
California Community Choice
Financing Auth. Rev. (Clean
Energy)
200,000 5.250%, 10/1/2031, Ser. C
a
214,487
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
250,000 5.875%, 5/1/2059, Ser. A
c
252,697
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 267,945
California State University Rev.
Refg.
500,000 5.250%, 11/1/2050, Ser. A 544,281
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054 147,470
Dixon, CA Special Tax Rev.
250,000 5.000%, 9/1/2048 253,139
Eastern California Municipal Water
District Water and Wastewater
Rev. Refg.
175,000 2.900%, 7/1/2046, Ser. A
a
175,000
Mountain House, CA Community
Facs. District Special Tax
(Improvement Area No. 1)
110,000 4.250%, 9/1/2035 111,449
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 155,501
Sacramento County, CA Airport
System Rev.
400,000
5.250%, 7/1/2050, Ser. A,
AMT 421,572
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 261,810
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Facs. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex - East)
200,000 5.000%, 9/1/2054 201,684
Total 3,007,035

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Colorado  5.0%
Aerotropolis, CO Regional
Transportation Auth. Special Rev.
$ 500,000 5.750%, 12/1/2054
c
$ 504,930
CCP Metropolitan District No. 3, CO
LTGO Refg.
250,000 5.000%, 12/1/2053 248,541
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 262,347
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 291,618
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
c
180,115
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
133,205
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 305,326
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 223,162
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,367
Hess Ranch Metropolitan District
No. 5, CO SAB
183,933 6.000%, 12/1/2043, Ser. A-1 188,359
Total 2,567,970
Connecticut  0.8%
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
220,837
Stamford, CT Housing Auth. Rev.
Refg. (Mozaic Concierge Living)
200,000 6.500%, 10/1/2055, Ser. A 204,027
Total 424,864
Delaware  1.5%
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c
203,556
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 336,851
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 230,876
Total 771,283
Principal
Amount Long-Term Fixed Income  99.3% Value
District Of Columbia  0.5%
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
$ 250,000
5.250%, 10/1/2048, Ser. A,
AMT $ 261,110
Total 261,110
Florida  10.2%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 210,692
Braddock Lakes Community
Development District, FL Capital
Improvement Rev.
150,000 5.750%, 5/1/2055 149,671
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
245,000 5.650%, 3/1/2054
b
263,034
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 143,537
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town & Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
208,833
250,000 6.125%, 10/1/2055, AMT 260,068
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A 232,317
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 145,417
250,000 4.000%, 7/1/2055, Ser. A 204,338
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 236,512
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
c
232,485
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
c
239,543
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 290,614
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
400,000 5.250%, 10/1/2051, AMT 420,516
Lee County, FL Airport Rev.
250,000 5.250%, 10/1/2054, AMT 257,649

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Florida  10.2% - continued
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
$ 300,000 5.250%, 10/1/2052, Ser. A $ 281,063
Okaloosa County, FL Industrial
Development Rev. (Air Force
Enlisted Village, Inc.)
250,000 5.750%, 5/15/2060
c
252,878
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.250%, 10/1/2056, Ser. A 262,801
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
250,000 5.000%, 8/1/2054 246,978
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 122,004
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
220,482
Village Community Development
District No. 15, Wildwood, FL
SAB
200,000 5.250%, 5/1/2054
c
200,608
200,000 4.800%, 5/1/2055
c
190,444
Total 5,272,484
Georgia  1.4%
Cobb County, GA Development
Auth. Educational  Fac. Rev. (Mt.
Bethel Christian Academy)
250,000 6.250%, 6/1/2064
c
256,422
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 213,543
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 259,206
Total 729,171
Guam  0.6%
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 330,111
Total 330,111
Idaho  0.8%
Avimor Community Infrastructure
District No. 1, ID SAB
(Assessment Area Five)
213,000 5.875%, 9/1/2053
c
219,166
College of Western Idaho Annual
Appropriation COP
200,000 5.000%, 8/1/2052 203,462
Total 422,628
Principal
Amount Long-Term Fixed Income  99.3% Value
Illinois  1.6%
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
$ 200,000 6.500%, 5/15/2047, Ser. A $ 210,683
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
256,175
Illinois Finance Auth. Rev. Refg.
(Goodman Theatre)
120,000 6.125%, 10/1/2050, Ser. A
c
122,140
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 150,972
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
80,741
Total 820,711
Indiana  1.9%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 157,851
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 253,221
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 143,939
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 262,911
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
c
148,013
Total 965,935
Iowa  1.6%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 160,604
150,000 5.000%, 5/15/2043, Ser. A 147,977
Iowa Finance Auth. Senior Living
Fac. Rev. Refg. (Presbyterian
Homes Mill Pond)
150,000 5.875%, 10/1/2065 152,096
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 356,752
Total 817,429
Kansas  0.8%
Garden City, KS Sales Tax Special
Obligation Rev. (Sports of the
World - Phase II)
150,000 5.375%, 6/1/2039
c
151,442

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Kansas  0.8% - continued
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
$ 150,000 6.500%, 11/15/2042, Ser. A
c
$ 157,747
Wichita, KS Health Care Fac. Rev.
Refg. (Presbyterian Manors, Inc.)
130,000 5.875%, 5/15/2050 123,508
Total 432,697
Louisiana  0.7%
Louisiana Public Fac. Auth. Rev.
Refg. (Lake Charles Charter
Academy Foundation)
150,000 5.000%, 12/15/2043, Ser. A
c
142,869
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
201,460
Total 344,329
Maryland  1.8%
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
264,168
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 212,399
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
250,000 5.250%, 7/1/2064
b
257,112
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
c
202,520
Total 936,199
Massachusetts  1.4%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 194,620
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 522,217
Total 716,837
Michigan  0.6%
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 103,620
225,000 5.000%, 12/31/2043, AMT 225,244
Total 328,864
Principal
Amount Long-Term Fixed Income  99.3% Value
Minnesota  4.1%
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
$ 290,000 4.000%, 9/1/2041 $ 260,008
Bethel, MN Charter School Lease
Rev. (Spectrum High School)
250,000 5.000%, 7/1/2059 232,875
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 144,061
Brainerd, MN Senior Housing &
Healthcare Rev. (Pinecrest of
Country Manor)
200,000 6.000%, 5/1/2055, Ser. A 202,421
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 150,998
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
245,000 5.000%, 7/1/2043, Ser. A 241,105
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 260,998
Rochester, MN Health Care Fac.
Rev. (Mayo Clinic)
250,000 4.375%, 11/15/2053, Ser. A 248,378
Shakopee, MN Senior Housing Rev.
Refg. (Benedictine Senior Living
Obligated Group - Windermere
Way)
150,000 5.625%, 11/1/2045 151,017
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 203,192
Total 2,095,053
Mississippi  1.0%
Hinds County, MS COP (Lease
Purchase) (BAM Insured)
250,000 4.625%, 9/1/2054
b,c
233,272
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Rev. (Chevron
USA, Inc.)
310,000 3.900%, 12/1/2030, Ser. A
a
310,000
Total 543,272
Missouri  0.9%
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 75,650
140,000 5.000%, 8/15/2042, Ser. A 134,219

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Missouri  0.9% - continued
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
$ 250,000 6.000%, 10/1/2049
c
$ 250,179
Total 460,048
Montana  0.4%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 185,983
Total 185,983
Nevada  2.0%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 226,220
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
250,000 6.000%, 6/1/2053 262,961
Nevada Department of Business
& Industry Rev. Refg. (Brightline
West Passenger Rail)
150,000
9.500%, 1/1/2033, Ser. A,
AMT
a,c
120,000
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
250,000
5.250%, 7/1/2054, Ser. A,
AMT 260,525
Sparks, NV Special Improvement
District No. 1 SAB (5 Ridges)
150,000 5.125%, 6/1/2054 148,469
Total 1,018,175
New Hampshire  1.2%
National Finance Auth., NH
Affordable Housing Certificates
Rev.
249,472 4.150%, 10/20/2040, Ser. A
a
248,887
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 251,455
National Finance Auth., NH Special
Rev. CAB (Provence)
150,000 Zero Coupon, 12/1/2031
c
101,880
Total 602,222
New Jersey  0.8%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 167,084
New Jersey Economic
Development Auth. Dock and
Wharf Fac. Rev. (Repauno Port
and Rail Terminal)
250,000 6.375%, 1/1/2035, AMT
c
259,668
Total 426,752
Principal
Amount Long-Term Fixed Income  99.3% Value
New York  7.7%
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
$ 200,000 5.750%, 6/1/2042
c
$ 203,528
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 371,002
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051
c
194,548
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
247,452
Clinton County, NY Capital
Resource Corporation Lease
Rev. (CVES BOCES)
250,000 5.000%, 7/1/2046
c
258,673
New York City, NY GO
250,000 4.500%, 5/1/2049, Ser. D-1 247,522
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
250,000 3.900%, 6/15/2044
a
250,000
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
100,000 3.900%, 2/1/2045, Ser. E-4
a
100,000
New York City, NY Transitional
Finance Auth. Rev.
300,000 5.500%, 5/1/2052, Ser. D 324,476
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 303,543
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 213,692
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
250,000 5.500%, 6/30/2060, AMT 255,243
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT 262,511
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
269,129
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
c
202,871

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
New York  7.7% - continued
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
$ 250,000 6.000%, 12/1/2053 $ 253,624
Total 3,957,814
North Carolina  1.3%
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
250,000 5.250%, 7/1/2053, AMT
b
256,429
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 251,806
North Carolina Medical Care
Commission Retirement Fac.
Rev. (EveryAge)
200,000 5.000%, 9/1/2054, Ser. B 191,150
Total 699,385
North Dakota  0.4%
Horace, ND Refg. Improvement
UTGO
200,000 5.000%, 5/1/2048, Ser. A 200,969
Total 200,969
Ohio  3.3%
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
500,000 5.000%, 6/1/2055, Ser. B-2 419,019
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
235,000 4.000%, 12/1/2055, Ser. A
c
189,073
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
250,000
5.250%, 1/1/2045, Ser. A,
AMT 261,654
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
200,000 5.250%, 9/1/2054 205,336
Norwood, OH Special Obligation
Rev. Refg. (Rockwood
Exchange)
240,000 5.000%, 12/1/2041 244,017
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
250,000 5.000%, 12/1/2063, Ser. B 254,185
Port of Greater Cincinnati, OH
Development Auth. TIF Rev.
(RBM Phase 3 Garage)
150,000 5.125%, 12/1/2055 146,120
Total 1,719,404
Principal
Amount Long-Term Fixed Income  99.3% Value
Oklahoma  0.5%
Osage County, OK Industrial Auth.
Use Tax Rev.
$ 225,000 6.500%, 9/1/2040 $ 241,003
Total 241,003
Oregon  1.5%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 252,084
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
250,000 5.500%, 12/1/2054, Ser. A 247,597
Umatilla, OR Hospital District No.
1 GO
250,000 5.000%, 6/1/2053 252,463
Total 752,144
Pennsylvania  1.2%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 351,191
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
245,780
Total 596,971
Puerto Rico  0.9%
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 236,376
Puerto Rico Sales Tax Financing
Corporation Sales Tax Rev.
250,000 4.784%, 7/1/2058, Ser. A-2 235,099
Total 471,475
South Carolina  1.9%
Columbia, SC Waterworks and
Sewer System Rev.
250,000 5.250%, 2/1/2055 269,195
South Carolina Jobs-Economic
Development Auth. Educational
Fac. Rev. Refg. (Oceanside
Collegiate Academy)
250,000 5.000%, 6/15/2054, Ser. A
c
226,338
South Carolina Jobs-Economic
Development Auth. Healthcare
Rev. (Beaufort Memorial Hospital
& South of Broad Healthcare)
300,000 5.750%, 11/15/2054 311,034
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 193,033
Total 999,600

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
South Dakota  0.4%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
$ 250,000 4.000%, 8/1/2051 $ 202,597
Total 202,597
Tennessee  0.6%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 309,833
Total 309,833
Texas  7.9%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
252,160
Bertram, TX LTGO and Limited
Pledge Rev. Certificates of
Obligation (BAM Insured)
300,000 4.250%, 2/15/2054
b
282,491
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
135,000 5.000%, 1/1/2033, Ser. A 135,113
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
250,000
5.500%, 7/15/2039, Ser. B,
AMT 269,477
Kenedy, TX Independent School
District UTGO (PSF-GTD
Insured)
250,000 5.000%, 8/15/2050
b
263,235
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (ExxonMobil)
250,000 3.950%, 11/1/2038
a
250,000
Metrocare Services, TX Rev.
250,000 5.250%, 11/1/2050
d
261,125
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 247,633
New Hope Cultural Education
Fac. Finance Corporation, TX
Retirement Fac. Rev. (Bella Vida
Forefront Living)
100,000 6.500%, 10/1/2055, Ser. A 103,602
Pflugerville, TX SAB Rev.
(Meadowlark Preserve Public
Improvement District)
100,000 5.375%, 9/1/2055
c
98,660
Principal
Amount Long-Term Fixed Income  99.3% Value
Texas  7.9% - continued
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
$ 250,000
5.250%, 1/1/2054, Ser. A,
AMT
c
$ 240,127
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
230,000 5.000%, 10/1/2031, Ser. A 223,810
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Health Resources
System Rev. Refg.
100,000 5.000%, 11/15/2049, Ser. A 104,730
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 266,142
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Cook Children's Medical Center)
300,000 4.125%, 12/1/2054 281,121
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 298,454
Texas Water Development Board
Rev. (Master Trust)
250,000 4.750%, 10/15/2055 253,427
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
250,000 4.375%, 8/1/2054
b
244,313
Total 4,075,620
Utah  3.8%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
250,000 5.625%, 12/1/2053
c
252,533
Black Ridge Infrastructure
Financing District, UT SAB
(Black Ridge Assessment Area)
200,000 6.250%, 12/1/2054 201,770
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
100,000 5.000%, 7/15/2035, Ser. C
c
100,774
Mida Mountain Village Public
Infrastructure District, UT TIF
Rev.
500,000 6.000%, 6/15/2054, Ser. 2
c
514,643
SkyRidge Pegasus Infrastructure
Financing District, UT SAB
250,000 5.250%, 12/1/2044
c
246,886
Tech Ridge Public Infrastructure
District, UT SAB and TIF (Tech
Ridge Assessment Area)
150,000 6.250%, 12/1/2054
c
154,374

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Utah  3.8% - continued
Utah Infrastructure Agency
Telecommunication Rev.
$ 245,000 6.000%, 10/15/2047 $ 266,114
Wakara Ridge, UT Public
Infrastructure District SAB
(Wakara Ridge Assessment
Area)
200,000 5.625%, 12/1/2054
c
204,648
Total 1,941,742
Virginia  1.8%
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 254,352
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 229,471
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 442,308
Total 926,131
Washington  1.8%
Port of Seattle, WA Rev. Refg.
250,000
5.250%, 7/1/2049, Ser. B,
AMT 263,294
Port of Woodland, WA Rev.
150,000 6.000%, 12/1/2047 140,823
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 257,484
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
269,059
Total 930,660
West Virginia  0.5%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
250,000 5.250%, 6/1/2053 250,881
Total 250,881
Wisconsin  9.6%
Colby, WI School District UTGO
(AG Insured)
200,000 4.000%, 3/1/2040
b
202,600
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A
c
258,801
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
258,435
Principal
Amount Long-Term Fixed Income  99.3% Value
Wisconsin  9.6% - continued
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
$ 250,000 7.000%, 7/1/2058
c
$ 254,269
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 335,193
Public Finance Auth., WI Limited
Obligation Rev. (Town of
Scarborough - The Downs)
250,000 5.000%, 8/1/2039 253,399
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 246,603
Public Finance Auth., WI Rev.
(Bridgewater)
125,732 5.625%, 12/15/2030
c
125,975
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 404,602
Public Finance Auth., WI Rev.
(Mayfair)
150,000
5.500%, 11/15/2032, Ser.
A-4
c
150,370
Public Finance Auth., WI Rev.
(Midtown)
250,000 Zero Coupon, 12/15/2034
c
147,123
Public Finance Auth., WI Rev.
(Viticus Group)
150,000 6.750%, 12/1/2065, Ser. A
c
153,296
Public Finance Auth., WI Rev. Bond
Anticipation Notes (Hutsonwood
at Spring Hill)
50,000 12.000%, 5/16/2029, Ser. A
c
57,187
Public Finance Auth., WI Rev. CAB
(Heritage Bend)
100,000 Zero Coupon, 12/15/2042
c
30,333
Public Finance Auth., WI Rev. Refg.
(Astro Texas Land)
212,259 5.000%, 12/15/2036
c
207,896
Public Finance Auth., WI Special
Fac. Rev. Refg. (Million Air Three,
LLC General Aviation Fac.)
250,000
6.250%, 9/1/2046, Ser. A,
AMT
c
258,981
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
110,000 6.125%, 12/15/2029
c
111,193
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
100,000 Zero Coupon, 9/1/2029
c
75,759
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
250,000 5.250%, 6/1/2054, Ser. A 253,492
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
250,490

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Wisconsin  9.6% - continued
Public Finance Auth., WI TIF Rev.
(Miami WorldCenter)
$ 150,000 5.000%, 6/1/2041, Ser. A
c
$ 152,443
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
250,000 5.750%, 12/31/2065, AMT 258,936
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
250,000 6.000%, 10/1/2049 259,483
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 240,115
Total 4,946,974
Total Long-Term Fixed Income
(cost $52,496,118) 51,210,491
Total Investments
(cost $52,496,118) 99.3% $51,210,491
Other Assets and Liabilities, Net
0.7% 368,315
Total Net Assets 100.0% $51,578,806
a Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $13,696,913 or
26.6% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
CAB - Capital Appreciation Bonds
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $700,296
Gross unrealized depreciation (2,016,138)
Net unrealized appreciation (depreciation) ($1,315,842)
Cost for federal income tax purposes $52,526,333

High Income Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 13,189,139 – 13,189,139 –
Electric Revenue 599,336 – 599,336 –
General Obligation 1,697,821 – 1,697,821 –
Health Care 9,961,671 – 9,961,671 –
Housing Finance 856,327 – 856,327 –
Industrial Development Revenue 3,574,664 – 3,574,664 –
Other Revenue 2,016,430 – 2,016,430 –
Tax Revenue 8,813,384 – 8,813,384 –
Transportation 7,612,332 – 7,612,332 –
Water & Sewer 2,889,387 – 2,889,387 –
Total Investments at Value $51,210,491 $– $51,210,491 $–
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 4,092
Total Interest Rate Contracts 4,092
Total $4,092
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (8,966)
Total Interest Rate Contracts (8,966)
Total ($8,966)
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended October 31,
2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($96,379)

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 2.1%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,314,377
7.698%,  (TSFR3M +
3.500%), 10/12/2028
b,c
$ 1,316,020
Total 1,316,020
Capital Goods  0.2%
TransDigm, Inc., Term Loan
1,300,000
6.502%,  (TSFR3M +
2.500%), 8/19/2032
b
1,300,286
Total 1,300,286
Communications Services  0.5%
Cengage Learning, Inc., Term
Loan
1,350,317
7.616%,  (TSFR3M +
3.500%), 3/24/2031
b
1,329,724
DIRECTV Financing, LLC, Term
Loan
1,203,571
9.352%,  (TSFR3M +
5.250%), 8/2/2029
b
1,204,703
Gray Media, Inc., Term Loan
465,567
7.249%,  (TSFR1M +
3.000%), 12/1/2028
b
465,837
Total 3,000,264
Consumer Cyclical  0.4%
Evergreen Acqco 1, LP, Term Loan
860,000
7.026%,  (TSFR3M +
3.000%), 9/17/2032
b
859,355
Marriott Ownership Resorts, Inc.,
Term Loan
913,438
6.215%,  (TSFR1M +
2.250%), 4/1/2031
b
914,579
Michaels Companies, Inc., Term
Loan
440,000
0.000%,  (LIBOR 3M +
4.250%), 4/17/2028
b,d,e
420,002
Six Flags Entertainment
Corporation, Term Loan
453,262
5.965%,  (TSFR1M +
2.000%), 5/1/2031
b
450,054
Total 2,643,990
Consumer Non-Cyclical  0.5%
B&G Foods, Inc., Term Loan
1,301,850
7.465%,  (TSFR1M +
3.500%), 10/10/2029
b
1,241,965
HLF Financing SARL, LLC, Term
Loan
835,577
10.715%,  (TSFR1M +
6.750%), 4/12/2029
b
845,061
ModivCare, Inc., Term Loan
440,935
12.752%,  (TSFR3M +
4.750%), 7/1/2031
b,f,g
180,783
Primo Brands Corporation, Term
Loan
1,135,564
6.252%,  (TSFR3M +
2.250%), 3/31/2028
b
1,138,346
Total 3,406,155
Principal
Amount Bank Loans  2.1%
a
Value
Financials  <0.1%
Acrisure, LLC, Term Loan
$ 226,714
6.965%,  (TSFR1M +
3.000%), 11/6/2030
b
$ 226,317
Total 226,317
Technology  0.1%
McAfee Corporation, Term Loan
646,742
6.965%,  (TSFR1M +
3.000%), 3/1/2029
b
611,708
Total 611,708
Transportation  0.2%
Genesee & Wyoming, Inc., Term
Loan
1,300,860
5.752%,  (TSFR3M +
1.750%), 4/10/2031
b
1,297,387
Total 1,297,387
Total Bank Loans
(cost $14,071,113) 13,802,127
Principal
Amount Long-Term Fixed Income 92.5% Value
Basic Materials  6.0%
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,c,f,g
3
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
h
574,656
Alumina, Pty. Ltd.
216,000 6.125%,  3/15/2030
h
221,430
649,000 6.375%,  9/15/2032
h
671,622
Avient Corporation
1,315,000 6.250%,  11/1/2031
h
1,342,558
Axalta Coating Systems Dutch
Holding B BV
927,000 7.250%,  2/15/2031
h
971,923
Cascades, Inc./Cascades USA,
Inc.
1,303,000 6.750%,  7/15/2030
h
1,332,878
Celanese US Holdings, LLC
864,000 6.500%,  4/15/2030
i
856,786
Cerdia Finanz GmbH
1,293,000 9.375%,  10/3/2031
h
1,347,065
Chemours Company
1,825,000 5.750%,  11/15/2028
h
1,748,776
Cleveland-Cliffs, Inc.
988,000 6.875%,  11/1/2029
h
1,014,581
1,090,000 4.875%,  3/1/2031
h
1,030,439
1,315,000 7.000%,  3/15/2032
h,i
1,344,578
Consolidated Energy Finance SA
2,415,000 5.625%,  10/15/2028
h,i
1,639,978
CVR Partners, LP/CVR Nitrogen
Finance Corporation
433,000 6.125%,  6/15/2028
h
432,591
First Quantum Minerals, Ltd.
760,000 8.000%,  3/1/2033
h
807,715
1,300,000 7.250%,  2/15/2034
h
1,350,064
FMC Corporation
1,190,000 8.450%,  11/1/2055
b
1,154,867

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Basic Materials  6.0% - continued
Hecla Mining Company
$ 446,000 7.250%,  2/15/2028 $ 449,523
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
h
723,119
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,771,000 9.000%,  7/1/2028
h
1,775,938
INEOS Finance plc
1,456,000 7.500%,  4/15/2029
h,i
1,355,746
Magnera Corporation
1,298,000 7.250%,  11/15/2031
h
1,120,765
Mercer International, Inc.
219,000 12.875%,  10/1/2028
h
181,824
430,000 5.125%,  2/1/2029 278,036
Methanex Corporation
195,000 5.650%,  12/1/2044
i
169,665
Methanex US Operations, Inc.
873,000 6.250%,  3/15/2032
h
888,082
Mineral Resources, Ltd.
1,265,000 9.250%,  10/1/2028
h
1,326,360
260,000 7.000%,  4/1/2031
h
269,166
Novelis Corporation
1,790,000 4.750%,  1/30/2030
h
1,730,176
Qnity Electronics, Inc.
1,730,000 5.750%,  8/15/2032
h
1,760,505
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,377,000 5.375%,  11/1/2026
h
1,374,593
SNF Group SACA
926,000 3.125%,  3/15/2027
h
903,941
927,000 3.375%,  3/15/2030
h
857,457
Solstice Advanced Materials, Inc.
870,000 5.625%,  9/30/2033
h
870,696
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
h
2,085,837
Taseko Mines, Ltd.
1,349,000 8.250%,  5/1/2030
h
1,426,247
Tronox, Inc.
231,000 4.625%,  3/15/2029
h
142,014
220,000 9.125%,  9/30/2030
h,i
200,740
United States Steel Corporation
1,300,000 6.875%,  3/1/2029 1,312,706
Veritiv Operating Company
651,000 10.500%,  11/30/2030
h
677,481
Total 39,723,127
Capital Goods  9.9%
AAR Escrow Issuer, LLC
616,000 6.750%,  3/15/2029
h
636,023
Abengoa Abenewco 2 Bis SA
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
17,250
Advanced Drainage Systems, Inc.
1,390,000 5.000%,  9/30/2027
h
1,386,589
AECOM
1,730,000 6.000%,  8/1/2033
h
1,775,430
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
1,735,000 7.000%,  5/21/2030
h
1,790,662
Principal
Amount Long-Term Fixed Income  92.5% Value
Capital Goods  9.9% - continued
AmeriTex HoldCo Intermediate,
LLC
$ 220,000 7.625%,  8/15/2033
h
$ 230,137
Amsted Industries, Inc.
1,640,000 4.625%,  5/15/2030
h
1,604,949
ATI, Inc.
744,000 7.250%,  8/15/2030 781,254
Axon Enterprise, Inc.
520,000 6.125%,  3/15/2030
h
534,060
520,000 6.250%,  3/15/2033
h
537,475
Boeing Company
259,000 6.298%,  5/1/2029 274,768
329,000 6.388%,  5/1/2031 357,817
Bombardier, Inc.
1,755,000 6.000%,  2/15/2028
h
1,759,180
1,500,000 7.000%,  6/1/2032
h
1,574,837
651,000 6.750%,  6/15/2033
h
683,386
Brundage-Bone Concrete
Pumping Holdings, Inc.
1,301,000 7.500%,  2/1/2032
h
1,312,640
Builders FirstSource, Inc.
465,000 5.000%,  3/1/2030
h
460,323
866,000 6.750%,  5/15/2035
h
909,258
Canpack SA/Canpack US, LLC
2,195,000 3.875%,  11/15/2029
h
2,084,927
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
h
2,117,089
Clean Harbors, Inc.
1,180,000 5.125%,  7/15/2029
h
1,176,920
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
h
908,988
546,000 8.750%,  4/15/2030
h
547,117
1,295,000 6.750%,  4/15/2032
h
1,299,400
Crown Cork & Seal Company, Inc.
852,000 7.375%,  12/15/2026 876,022
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
h
1,664,382
EquipmentShare.com, Inc.
330,000 8.625%,  5/15/2032
h
333,030
GFL Environmental, Inc.
1,925,000 4.000%,  8/1/2028
h
1,883,135
Herc Holdings, Inc.
649,000 5.500%,  7/15/2027
h
648,838
885,000 6.625%,  6/15/2029
h
913,909
1,093,000 7.000%,  6/15/2030
h
1,144,020
457,000 7.250%,  6/15/2033
h,i
481,817
Mauser Packaging Solutions
Holding Company
1,281,000 9.250%,  4/15/2027
h
1,264,873
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
h
1,128,458
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
h
883,870
Nesco Holdings II, Inc.
980,000 5.500%,  4/15/2029
h
958,085
New Enterprise Stone and Lime
Company, Inc.
1,423,000 5.250%,  7/15/2028
h
1,416,763

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Capital Goods  9.9% - continued
OI European Group BV
$ 1,246,000 4.750%,  2/15/2030
h
$ 1,174,525
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
h
1,093,238
543,000 7.375%,  6/1/2032
h
531,256
Quikrete Holdings, Inc.
2,160,000 6.750%,  3/1/2033
h
2,247,605
QXO Building Products, Inc.
1,520,000 6.750%,  4/30/2032
h
1,573,585
Resideo Funding, Inc.
1,275,000 6.500%,  7/15/2032
h
1,305,075
Reworld Holding Corporation
606,000 4.875%,  12/1/2029
h
569,424
Roller Bearing Company of
America, Inc.
1,243,000 4.375%,  10/15/2029
h
1,218,073
Sealed Air Corporation/Sealed Air
Corporation (US)
571,000 6.125%,  2/1/2028
h
578,424
Smyrna Ready Mix Concrete, LLC
1,422,000 8.875%,  11/15/2031
h
1,497,365
Spirit AeroSystems, Inc.
1,730,000 4.600%,  6/15/2028 1,742,696
640,000 9.750%,  11/15/2030
h
703,148
SRM Escrow Issuer, LLC
597,000 6.000%,  11/1/2028
h
595,069
Standard Building Solutions, Inc.
435,000 6.500%,  8/15/2032
h
447,181
1,740,000 6.250%,  8/1/2033
h
1,774,362
TransDigm, Inc.
713,000 6.750%,  8/15/2028
h
727,065
2,155,000 7.125%,  12/1/2031
h
2,248,238
1,049,000 6.625%,  3/1/2032
h
1,084,749
430,000 6.750%,  1/31/2034
h
445,602
Trivium Packaging Finance BV
870,000 8.250%,  7/15/2030
h,i
901,297
430,000 12.250%,  1/15/2031
h
448,622
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,623,440
Waste Pro USA, Inc.
705,000 7.000%,  2/1/2033
h
732,794
WESCO Distribution, Inc.
629,000 7.250%,  6/15/2028
h
637,771
680,000 6.375%,  3/15/2029
h
702,555
276,000 6.625%,  3/15/2032
h
288,475
Total 65,249,315
Communications Services  12.3%
Altice Financing SA
1,217,000 5.750%,  8/15/2029
h
885,392
Altice France SA
790,122 6.500%,  3/15/2032
h,i
756,505
1,826,677 6.875%,  7/15/2032
h
1,753,781
AMC Networks, Inc.
1,196,000 10.250%,  1/15/2029
h
1,255,612
Cable One, Inc.
870,000 4.000%,  11/15/2030
h,i
687,309
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,223,000 5.000%,  2/1/2028
h
1,210,725
Principal
Amount Long-Term Fixed Income  92.5% Value
Communications Services  12.3% - continued
$ 2,650,000 5.375%,  6/1/2029
h
$ 2,615,348
3,760,000 4.750%,  3/1/2030
h
3,575,253
1,414,000 4.250%,  2/1/2031
h
1,279,838
718,000 4.750%,  2/1/2032
h,i
650,019
Clear Channel Outdoor Holdings,
Inc.
783,000 7.500%,  6/1/2029
h,i
768,317
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
h,i
743,028
733,000 11.750%,  1/31/2029
h
579,041
1,138,000 6.500%,  2/1/2029
h
782,695
1,034,000 4.125%,  12/1/2030
h,i
636,025
Deluxe Corporation
1,627,000 8.125%,  9/15/2029
h
1,704,475
DIRECTV Financing, LLC
870,000 8.875%,  2/1/2030
h
864,849
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,113,000 5.875%,  8/15/2027
h
4,113,193
DISH DBS Corporation
1,019,000 5.250%,  12/1/2026
h
1,002,609
760,000 5.750%,  12/1/2028
h,i
730,259
1,162,000 5.125%,  6/1/2029 1,003,127
DISH Network Corporation
1,476,000 11.750%,  11/15/2027
h
1,553,908
EchoStar Corporation
2,063,000 10.750%,  11/30/2029 2,271,104
FiberCop SPA
1,235,000 6.000%,  9/30/2034
h
1,163,132
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
h
839,354
980,000 5.000%,  5/1/2028
h
978,701
1,362,000 6.750%,  5/1/2029
h
1,375,719
510,000 8.750%,  5/15/2030
h
533,515
Getty Images, Inc.
870,000 10.500%,  11/15/2030
h
877,112
Gray Media, Inc.
1,214,000 5.375%,  11/15/2031
h,i
842,791
1,740,000 7.250%,  8/15/2033
h
1,703,579
iHeartCommunications, Inc.
401,850 9.125%,  5/1/2029
h
369,742
Iliad Holding SAS
1,763,000 8.500%,  4/15/2031
h
1,892,168
1,309,000 7.000%,  4/15/2032
h
1,339,594
Lamar Media Corporation
101,000 3.625%,  1/15/2031 94,501
Level 3 Financing, Inc.
1,197,000 4.250%,  7/1/2028
h
1,131,165
1,078,000 4.875%,  6/15/2029
h,i
1,030,837
1,520,000 6.875%,  6/30/2033
h
1,556,916
970,000 7.000%,  3/31/2034
h
996,581
McGraw-Hill Education, Inc.
919,000 5.750%,  8/1/2028
h
917,151
767,000 8.000%,  8/1/2029
h
773,108
Nexstar Media, Inc.
657,000 4.750%,  11/1/2028
h,i
646,678
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,115,000 4.625%,  3/15/2030
h,i
1,077,088

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Communications Services  12.3% - continued
Paramount Global
$ 412,000 6.375%,  3/30/2062
b
$ 405,837
Playtika Holding Corporation
900,000 4.250%,  3/15/2029
h
812,835
Rogers Communications, Inc.
540,000 7.000%,  4/15/2055
b
564,602
Sable International Finance, Ltd.
878,000 7.125%,  10/15/2032
h
878,343
Scripps Escrow II, Inc.
870,000 3.875%,  1/15/2029
h,i
786,633
Sinclair Television Group, Inc.
760,000 8.125%,  2/15/2033
h
774,508
Sirius XM Radio, LLC
630,000 3.125%,  9/1/2026
h
624,867
851,000 4.000%,  7/15/2028
h
827,105
860,000 3.875%,  9/1/2031
h,i
780,270
Snap, Inc.
650,000 6.875%,  3/15/2034
h
661,632
Telenet Finance Luxembourg
Notes SARL
1,800,000 5.500%,  3/1/2028
h
1,790,841
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,179,000 4.750%,  4/15/2028
h
1,152,339
1,293,000 6.500%,  2/15/2029
h
1,210,152
650,000 8.625%,  6/15/2032
h,i
608,740
Univision Communications, Inc.
272,000 8.000%,  8/15/2028
h
280,009
1,688,000 4.500%,  5/1/2029
h,i
1,586,491
1,100,000 8.500%,  7/31/2031
h
1,125,085
870,000 9.375%,  8/1/2032
h
918,348
Viasat, Inc.
1,087,000 6.500%,  7/15/2028
h
1,055,043
Virgin Media Finance plc
780,000 5.000%,  7/15/2030
h
696,208
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
h
1,787,549
Virgin Media Vendor Financing
Notes IV DAC
1,510,000 5.000%,  7/15/2028
h
1,479,641
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
h
1,817,033
WarnerMedia Holdings, Inc.
430,000 4.054%,  3/15/2029 417,547
1,310,000 4.279%,  3/15/2032 1,199,878
1,080,000 5.050%,  3/15/2042 866,948
Windstream Services, LLC
980,000 7.500%,  10/15/2033
h
978,226
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,171,000 8.250%,  10/1/2031
h
1,195,762
Zegona Finance plc
1,040,000 8.625%,  7/15/2029
h
1,104,937
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
h
714,097
Total 80,663,350
Principal
Amount Long-Term Fixed Income  92.5% Value
Consumer Cyclical  16.8%
1011778 B.C., ULC/New Red
Finance, Inc.
$ 2,344,000 5.625%,  9/15/2029
h
$ 2,385,655
1,385,000 4.000%,  10/15/2030
h
1,309,363
Adient Global Holdings, Ltd.
1,080,000 7.500%,  2/15/2033
h
1,116,386
Advance Auto Parts, Inc.
652,000 7.000%,  8/1/2030
h
657,857
652,000 7.375%,  8/1/2033
h,i
660,150
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
720,000 6.000%,  6/1/2029
h,i
703,884
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
h
1,150,017
700,000 4.625%,  6/1/2028
h
685,600
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
h
1,049,778
American Axle & Manufacturing,
Inc.
1,183,000 5.000%,  10/1/2029
i
1,124,238
1,290,000 7.750%,  10/15/2033
h
1,291,817
Arches Buyer, Inc.
1,478,000 6.125%,  12/1/2028
h
1,440,003
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
h
442,954
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
h
661,746
1,031,000 4.625%,  4/1/2030
h
970,531
Aston Martin Capital Holdings, Ltd.
664,000 10.000%,  3/31/2029
h
590,532
Bath & Body Works, Inc.
650,000 6.950%,  3/1/2033 673,013
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
760,000 9.500%,  7/1/2032
h
764,742
Beach Acquisition Bidco, LLC
610,000 10.000%,  7/15/2033
h
654,936
Belron UK Finance plc
1,147,000 5.750%,  10/15/2029
h
1,162,104
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
h
1,810,233
Brightstar Lottery plc
750,000 6.250%,  1/15/2027
h
757,427
Brinker International, Inc.
860,000 8.250%,  7/15/2030
h
910,959
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,093,000 5.000%,  6/15/2029
h
1,048,389
435,000 4.875%,  2/15/2030
h
401,881
Caesars Entertainment, Inc.
4,432,000 4.625%,  10/15/2029
h
4,169,593
Carnival Corporation
870,000 5.125%,  5/1/2029
h
880,756
1,644,000 6.000%,  5/1/2029
h
1,668,660
2,170,000 5.750%,  8/1/2032
h
2,229,203
Carvana Company
971,582 11.000%,  6/1/2030
h
1,014,692
1,335,100 9.000%,  6/1/2031
h
1,485,618

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Consumer Cyclical  16.8% - continued
Churchill Downs, Inc.
$ 609,000 6.750%,  5/1/2031
h
$ 622,667
Dream Finders Homes, Inc.
1,080,000 6.875%,  9/15/2030
h
1,074,956
Flutter Treasury DAC
271,000 5.875%,  6/4/2031
h
274,387
Ford Motor Company
1,169,000 3.250%,  2/12/2032 1,019,438
Forestar Group, Inc.
1,290,000 6.500%,  3/15/2033
h
1,321,502
FORVIA SE
865,000 8.000%,  6/15/2030
h,i
918,836
1,080,000 6.750%,  9/15/2033
h
1,095,522
Gap, Inc.
891,000 3.625%,  10/1/2029
h
838,285
Garrett Motion Holdings, Inc./
Garrett LX I SARL
950,000 7.750%,  5/31/2032
h
999,794
General Motors Financial
Company, Inc.
1,394,000 5.750%,  9/30/2027
b,k
1,379,819
Genting New York, LLC/GENNY
Capital, Inc.
1,131,000 7.250%,  10/1/2029
h
1,170,925
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
1,630,000 8.750%,  1/15/2032
h
1,546,714
Goodyear Tire & Rubber Company
965,000 5.000%,  7/15/2029
i
918,504
Group 1 Automotive, Inc.
689,000 6.375%,  1/15/2030
h
702,786
Hilton Domestic Operating
Company, Inc.
748,000 4.875%,  1/15/2030 746,920
962,000 3.625%,  2/15/2032
h
886,260
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
870,000 5.000%,  6/1/2029
h
835,387
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
h
1,062,719
K Hovnanian Enterprises, Inc.
540,000 8.000%,  4/1/2031
h
551,722
KB Home
942,000 6.875%,  6/15/2027 960,445
877,000 4.000%,  6/15/2031 827,995
Kingpin Intermediate Holdings,
LLC
870,000 7.250%,  10/15/2032
h,i
815,507
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,334,683
689,000 6.875%,  11/1/2035 720,345
Life Time, Inc.
920,000 6.000%,  11/15/2031
h
932,926
Light & Wonder International, Inc.
594,000 7.250%,  11/15/2029
h
609,396
1,300,000 6.250%,  10/1/2033
h
1,294,254
Lindblad Expeditions, LLC
860,000 7.000%,  9/15/2030
h
875,886
Lithia Motors, Inc.
870,000 4.625%,  12/15/2027
h
863,372
Principal
Amount Long-Term Fixed Income  92.5% Value
Consumer Cyclical  16.8% - continued
Live Nation Entertainment, Inc.
$ 729,000 4.750%,  10/15/2027
h
$ 726,659
Macy's Retail Holdings, LLC
650,000 7.375%,  8/1/2033
h,i
684,945
870,000 4.300%,  2/15/2043 629,564
Marriott Ownership Resorts, Inc.
2,600,000 6.500%,  10/1/2033
h
2,563,630
Match Group Holdings II, LLC
1,290,000 6.125%,  9/15/2033
h
1,298,664
Mattamy Group Corporation
1,080,000 4.625%,  3/1/2030
h
1,047,652
Melco Resorts Finance, Ltd.
726,000 5.375%,  12/4/2029
h
714,950
625,000 7.625%,  4/17/2032
h
657,364
320,000 6.500%,  9/24/2033
h
321,558
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
h
231,501
MGM Resorts International
876,000 6.125%,  9/15/2029 891,860
Michaels Companies, Inc.
421,000 5.250%,  5/1/2028
h
393,122
Millrose Properties, Inc.
1,300,000 6.375%,  8/1/2030
h
1,316,953
440,000 6.250%,  9/15/2032
h
442,103
Muvico, LLC
860,000
9.000%,PIK 6.000%,
2/19/2029
h,j
930,781
NCL Corporation, Ltd.
1,510,000 5.875%,  1/15/2031
h
1,509,285
1,852,000 6.750%,  2/1/2032
h
1,903,043
1,080,000 6.250%,  9/15/2033
h
1,092,333
New Home Company, Inc.
430,000 8.500%,  11/1/2030
h
444,972
Nissan Motor Acceptance
Company, LLC
1,300,000 5.625%,  9/29/2028
h
1,299,039
430,000 6.125%,  9/30/2030
h
426,286
Parkland Corporation
866,000 5.875%,  7/15/2027
h
864,815
633,000 6.625%,  8/15/2032
h
646,234
PENN Entertainment, Inc.
750,000 4.125%,  7/1/2029
h
698,453
PetSmart, LLC/PetSmart Finance
Corporation
2,160,000 7.500%,  9/15/2032
h
2,154,492
650,000 10.000%,  9/15/2033
h
652,750
Phinia, Inc.
657,000 6.625%,  10/15/2032
h
675,820
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,595,000 3.375%,  8/31/2027
h
1,553,313
Rakuten Group, Inc.
219,000 11.250%,  2/15/2027
h
236,492
869,000 9.750%,  4/15/2029
h
974,696
650,000 8.125%,  12/15/2029
b,h,k
679,124
Raven Acquisition Holdings, LLC
900,000 6.875%,  11/15/2031
h
919,692
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
900,000 4.625%,  4/16/2029
h
812,465

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Consumer Cyclical  16.8% - continued
S&S Holdings, LLC
$ 1,654,000 8.375%,  10/1/2031
h
$ 1,580,112
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
680,000 6.625%,  3/1/2030
h
621,139
Service Corporation International/
US
790,000 5.750%,  10/15/2032 801,497
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
1,178,000 5.250%,  7/15/2029 1,132,211
Staples, Inc.
858,000 10.750%,  9/1/2029
h
831,470
Station Casinos, LLC
480,000 4.500%,  2/15/2028
h
472,482
724,000 4.625%,  12/1/2031
h
680,064
Tenneco, Inc.
1,157,000 8.000%,  11/17/2028
h
1,153,843
Vail Resorts, Inc.
560,000 5.625%,  7/15/2030
h
567,185
VF Corporation
650,000 6.000%,  10/15/2033 626,274
Victoria's Secret & Company
914,000 4.625%,  7/15/2029
h,i
879,789
Viking Cruises, Ltd.
2,613,000 5.875%,  10/15/2033
h
2,656,289
Wayfair, LLC
1,205,000 7.750%,  9/15/2030
h
1,271,133
Wynn Macau, Ltd.
1,300,000 6.750%,  2/15/2034
h
1,310,033
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
750,000 7.125%,  2/15/2031
h
805,405
ZF North America Capital, Inc.
747,000 6.875%,  4/14/2028
h
751,594
985,000 6.750%,  4/23/2030
h
937,640
Total 110,547,439
Consumer Non-Cyclical  11.3%
1261229 B.C., Ltd.
1,730,000 10.000%,  4/15/2032
h
1,808,386
Acadia Healthcare Company, Inc.
650,000 5.000%,  4/15/2029
h
636,049
990,000 7.375%,  3/15/2033
h,i
1,023,426
AdaptHealth, LLC
2,897,000 4.625%,  8/1/2029
h
2,751,256
Albertsons Companies, Inc.
2,830,000 5.875%,  2/15/2028
h
2,833,509
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
440,000 5.500%,  3/31/2031
e,h
443,478
300,000 6.250%,  3/15/2033
h
308,381
1,310,000 5.750%,  3/31/2034
e,h
1,315,772
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
h
432,630
Bausch Health Companies, Inc.
1,950,000 4.875%,  6/1/2028
h,i
1,774,500
Principal
Amount Long-Term Fixed Income  92.5% Value
Consumer Non-Cyclical  11.3% - continued
BellRing Brands, Inc.
$ 924,000 7.000%,  3/15/2030
h
$ 952,748
Central Garden & Pet Company
1,096,000 4.125%,  10/15/2030
i
1,041,185
Chobani Holdco II, LLC
479,146
0.000%,PIK 9.500%,
10/1/2029
h,j
507,562
CHS/Community Health Systems,
Inc.
963,000 6.125%,  4/1/2030
h,i
809,129
776,000 4.750%,  2/15/2031
h
692,736
950,000 10.875%,  1/15/2032
h
1,024,129
1,730,000 9.750%,  1/15/2034
h
1,831,702
Concentra Health Services, Inc.
841,000 6.875%,  7/15/2032
h
877,193
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
h
2,359,346
CVS Health Corporation
871,000 7.000%,  3/10/2055
b
915,143
DaVita, Inc.
1,616,000 6.875%,  9/1/2032
h
1,674,063
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
h
1,457,954
Embecta Corporation
1,256,000 5.000%,  2/15/2030
h,i
1,191,716
Encompass Health Corporation
923,000 4.500%,  2/1/2028 915,990
Endo Finance Holdings, Inc.
645,000 8.500%,  4/15/2031
h
683,650
Energizer Holdings, Inc.
1,840,000 6.000%,  9/15/2033
h
1,777,536
Fiesta Purchaser, Inc.
877,000 9.625%,  9/15/2032
h,i
943,712
Fortrea Holdings, Inc.
546,000 7.500%,  7/1/2030
h,i
524,181
Grifols SA
2,222,000 4.750%,  10/15/2028
h
2,148,542
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,217,000 4.875%,  6/1/2029
h,i
1,068,042
Insulet Corporation
606,000 6.500%,  4/1/2033
h
631,361
IQVIA, Inc.
1,736,000 6.250%,  6/1/2032
h
1,809,374
Jazz Securities DAC
870,000 4.375%,  1/15/2029
h
852,423
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
573,000 9.000%,  2/15/2029
h
599,936
Lamb Weston Holdings, Inc.
647,000 4.375%,  1/31/2032
h
616,798
LifePoint Health, Inc.
689,000 5.375%,  1/15/2029
h,i
666,716
642,000 9.875%,  8/15/2030
h
693,112
600,000 11.000%,  10/15/2030
h
661,562
918,000 10.000%,  6/1/2032
h,i
976,420

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Consumer Non-Cyclical  11.3% - continued
Medline Borrower, LP/Medline Co-
Issuer, Inc.
$ 1,153,000 6.250%,  4/1/2029
h
$ 1,186,152
Mozart Debt Merger Sub, Inc.
1,178,000 3.875%,  4/1/2029
h
1,144,199
1,885,000 5.250%,  10/1/2029
h
1,877,827
Newell Brands, Inc.
260,000 6.375%,  9/15/2027 259,311
676,000 6.625%,  9/15/2029 661,097
1,695,000 6.375%,  5/15/2030 1,610,250
650,000 6.625%,  5/15/2032
i
611,000
Organon & Company/Organon
Foreign Debt Co-Issuer BV
977,000 5.125%,  4/30/2031
h,i
748,906
Performance Food Group, Inc.
1,096,000 4.250%,  8/1/2029
h
1,068,870
1,315,000 6.125%,  9/15/2032
h
1,350,108
Perrigo Finance Unlimited
Company
718,000 4.900%,  6/15/2030 702,331
579,000 6.125%,  9/30/2032 583,887
Post Holdings, Inc.
1,015,000 4.500%,  9/15/2031
h
953,154
860,000 6.250%,  10/15/2034
h
870,073
Prime Healthcare Services, Inc.
1,387,000 9.375%,  9/1/2029
h
1,459,179
Radiology Partners, Inc.
1,300,000 8.500%,  7/15/2032
h
1,351,951
Scotts Miracle-Gro Company
870,000 4.000%,  4/1/2031 805,404
Select Medical Corporation
650,000 6.250%,  12/1/2032
h,i
659,359
Simmons Foods, Inc.
1,930,000 4.625%,  3/1/2029
h
1,849,242
Sotera Health Holdings, LLC
878,000 7.375%,  6/1/2031
h
922,692
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
h
137,488
Star Parent, Inc.
637,000 9.000%,  10/1/2030
h
680,173
Surgery Center Holdings, Inc.
1,210,000 7.250%,  4/15/2032
h,i
1,244,984
Tenet Healthcare Corporation
3,468,000 5.125%,  11/1/2027 3,464,137
845,000 6.750%,  5/15/2031 876,671
Teva Pharmaceutical Finance
Netherlands III BV
1,050,000 3.150%,  10/1/2026 1,033,856
US Acute Care Solutions, LLC
1,307,000 9.750%,  5/15/2029
h
1,330,931
Whirlpool Corporation
430,000 6.125%,  6/15/2030 425,776
Total 74,100,356
Energy  10.8%
Aethon United BR, LP/Aethon
United Finance Corporation
573,000 7.500%,  10/1/2029
h
594,464
Principal
Amount Long-Term Fixed Income  92.5% Value
Energy  10.8% - continued
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 1,556,000 5.375%,  6/15/2029
h
$ 1,555,031
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
h
974,128
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
870,000 6.625%,  7/15/2033
h
885,553
Baytex Energy Corporation
1,482,000 8.500%,  4/30/2030
h
1,519,265
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
686,000 7.000%,  7/15/2029
h
711,664
Borr IHC, Ltd./Borr Finance, LLC
835,110 10.000%,  11/15/2028
h,i
835,168
Buckeye Partners, LP
818,000 4.500%,  3/1/2028
h
809,781
868,000 6.750%,  2/1/2030
h
905,915
California Resources Corporation
424,000 8.250%,  6/15/2029
h
441,071
330,000 7.000%,  1/15/2034
h
328,531
Civitas Resources, Inc.
724,000 8.375%,  7/1/2028
h
748,061
711,000 8.750%,  7/1/2031
h
730,947
1,302,000 9.625%,  6/15/2033
h
1,396,836
CNX Resources Corporation
332,000 7.375%,  1/15/2031
h
343,653
Comstock Resources, Inc.
2,180,000 5.875%,  1/15/2030
h
2,074,726
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,915,000 5.500%,  6/15/2031
h
1,894,654
Crescent Energy Finance, LLC
739,000 7.625%,  4/1/2032
h
716,493
438,000 7.375%,  1/15/2033
h
413,684
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
h
851,682
1,090,000 7.375%,  6/30/2033
h
1,105,819
Diamond Foreign Asset Company/
Diamond Finance, LLC
162,000 8.500%,  10/1/2030
h
171,986
Enerflex, Ltd.
400,000 9.000%,  10/15/2027
h
408,210
Energy Transfer, LP
1,520,000 6.500%,  2/15/2056
b
1,506,233
Excelerate Energy, LP
609,000 8.000%,  5/15/2030
h
642,974
Genesis Energy LP/Genesis
Energy Finance Corporation
1,086,000 8.875%,  4/15/2030 1,144,576
1,630,000 7.875%,  5/15/2032 1,678,880
Global Partners, LP/GLP Finance
Corporation
330,000 7.125%,  7/1/2033
h
334,673
Harvest Midstream I, LP
2,049,000 7.500%,  9/1/2028
h
2,071,447
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
h
1,144,430

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Energy  10.8% - continued
Hilcorp Energy I, LP/Hilcorp
Finance Company
$ 664,000 5.750%,  2/1/2029
h
$ 651,588
935,000 6.000%,  2/1/2031
h
885,278
1,440,000 6.250%,  4/15/2032
h
1,367,131
Howard Midstream Energy
Partners, LLC
821,000 7.375%,  7/15/2032
h
860,295
1,080,000 6.625%,  1/15/2034
h
1,112,956
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
h
1,617,516
Kodiak Gas Services, LLC
650,000 6.500%,  10/1/2033
h
666,080
Kraken Oil & Gas Partners, LLC
410,000 7.625%,  8/15/2029
h
401,415
MEG Energy Corporation
381,000 5.875%,  2/1/2029
h
381,287
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
f,g
326
Moss Creek Resources Holdings,
Inc.
313,000 8.250%,  9/1/2031
h
302,121
Nabors Industries, Inc.
579,000 9.125%,  1/31/2030
h
608,431
438,000 8.875%,  8/15/2031
h,i
416,225
Nabors Industries, Ltd.
1,079,000 7.500%,  1/15/2028
h,i
1,084,007
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
h
557,913
817,000 8.375%,  2/15/2032
h
835,392
Noble Finance II, LLC
1,267,000 8.000%,  4/15/2030
h
1,314,947
Northern Oil and Gas, Inc.
888,000 8.750%,  6/15/2031
h
905,041
NuStar Logistics, LP
858,000 6.375%,  10/1/2030 893,573
PBF Holding Company, LLC/PBF
Finance Corporation
882,000 6.000%,  2/15/2028 875,599
1,300,000 7.875%,  9/15/2030
h
1,305,888
Permian Resources Operating,
LLC
812,000 7.000%,  1/15/2032
h
842,412
Prairie Acquiror, LP
1,088,000 9.000%,  8/1/2029
h
1,116,697
Range Resources Corporation
467,000 4.750%,  2/15/2030
h
456,971
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
h
957,697
Saturn Oil & Gas, Inc.
392,000 9.625%,  6/15/2029
h,i
396,605
SESI, LLC
870,000 7.875%,  9/30/2030
h
853,819
SM Energy Company
350,000 7.000%,  8/1/2032
h
342,393
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 956,030
564,000 4.500%,  4/30/2030 546,347
Principal
Amount Long-Term Fixed Income  92.5% Value
Energy  10.8% - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 2,272,000 6.750%,  3/15/2034
h
$ 2,254,529
Talos Production, Inc.
409,000 9.000%,  2/1/2029
h
420,525
TGNR Intermediate Holdings, LLC
1,509,000 5.500%,  10/15/2029
h
1,462,887
Transocean International, Ltd.
1,216,000 8.250%,  5/15/2029
h
1,223,118
1,216,000 8.500%,  5/15/2031
h
1,207,262
USA Compression Partners, LP/
USA Compression Finance
Corporation
860,000 6.250%,  10/1/2033
h
863,302
Valaris, Ltd.
705,000 8.375%,  4/30/2030
h
735,249
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
h
989,950
1,450,000 9.000%,  9/30/2029
b,h,k
1,355,265
1,753,000 7.000%,  1/15/2030
h,i
1,774,001
2,787,000 8.375%,  6/1/2031
h
2,861,235
Venture Global Plaquemines LNG,
LLC
650,000 7.500%,  5/1/2033
h
714,804
1,310,000 6.500%,  1/15/2034
h
1,372,163
Vital Energy, Inc.
646,000 7.750%,  7/31/2029
h
635,107
870,000 7.875%,  4/15/2032
h
823,331
Total 71,145,243
Financials  12.8%
Acrisure, LLC/Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
h
998,923
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
658,000 6.950%,  3/10/2055
b
691,708
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
h
1,453,492
1,019,000 6.750%,  4/15/2028
h
1,037,501
657,000 5.875%,  11/1/2029
h,i
655,179
Ally Financial, Inc.
459,000 2.200%,  11/2/2028 428,611
AmWINS Group, Inc.
344,000 6.375%,  2/15/2029
h
350,653
1,420,000 4.875%,  6/30/2029
h
1,371,424
Avolon Holdings Funding, Ltd.
418,000 2.528%,  11/18/2027
h
402,928
Azorra Finance, Ltd.
1,500,000 7.750%,  4/15/2030
h
1,581,408
1,300,000 7.250%,  1/15/2031
h
1,359,752
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
h
675,216
Bank of America Corporation
430,000 6.250%,  7/26/2030
b,k
437,405
Barclays plc
1,018,000 6.125%,  12/15/2025
b,k
1,019,165

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Financials  12.8% - continued
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
$ 320,000 7.625%,  2/11/2035
b,h
$ 338,893
BNP Paribas SA
329,000 4.625%,  1/12/2027
b,h,k
322,748
430,000 7.450%,  6/27/2035
b,h,k
447,104
Burford Capital Global Finance,
LLC
1,580,000 9.250%,  7/1/2031
h
1,635,281
760,000 7.500%,  7/15/2033
h
750,335
Citigroup, Inc.
345,000 6.250%,  8/15/2026
b,i,k
347,867
430,000 6.875%,  8/15/2030
b,k
443,061
Constellation Insurance, Inc.
299,000 6.800%,  1/24/2030
h
302,412
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,510,000 5.950%,  9/17/2030
h
1,463,175
Encore Capital Group, Inc.
331,000 9.250%,  4/1/2029
h
347,489
1,730,000 6.625%,  4/15/2031
h
1,716,836
FirstCash, Inc.
1,170,000 4.625%,  9/1/2028
h
1,153,979
658,000 5.625%,  1/1/2030
h
658,989
Freedom Mortgage Holdings, LLC
1,500,000 9.250%,  2/1/2029
h
1,575,000
430,000 8.375%,  4/1/2032
h
448,324
860,000 7.875%,  4/1/2033
h
883,395
FTAI Aviation Investors, LLC
1,154,000 7.000%,  5/1/2031
h
1,209,337
950,000 7.000%,  6/15/2032
h
995,000
GGAM Finance, Ltd.
689,000 8.000%,  2/15/2027
h
703,682
676,000 8.000%,  6/15/2028
h
716,992
140,000 6.875%,  4/15/2029
h
145,241
Global Aircraft Leasing Company,
Ltd.
1,700,000 8.750%,  9/1/2027
h
1,750,218
Global Net Lease, Inc.
424,000 4.500%,  9/30/2028
h
415,833
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
h
1,939,040
goeasy, Ltd.
1,520,000 6.875%,  2/15/2031
h
1,485,407
HAT Holdings I, LLC/HAT Holdings
II, LLC
469,000 8.000%,  6/15/2027
h
487,112
Howard Hughes Corporation
399,000 4.125%,  2/1/2029
h
383,490
HSBC Holdings plc
679,000 6.875%,  9/11/2029
b,k
702,160
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
h
2,017,962
539,000 7.375%,  1/31/2032
h,i
558,632
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,507,000 5.250%,  5/15/2027 1,480,928
Principal
Amount Long-Term Fixed Income  92.5% Value
Financials  12.8% - continued
Intesa Sanpaolo SPA
$ 459,000 4.198%,  6/1/2032
b,h
$ 435,003
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
h
394,537
394,000 7.125%,  4/30/2031
h
413,451
967,000 6.125%,  11/1/2032
h
983,996
1,300,000 6.750%,  5/1/2033
h
1,356,121
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
h
515,101
879,000 6.625%,  10/15/2031
h
866,051
Jefferson Capital Holdings, LLC
545,000 6.000%,  8/15/2026
h,i
542,521
1,363,000 9.500%,  2/15/2029
h
1,436,295
540,000 8.250%,  5/15/2030
h
559,845
JPMorgan Chase & Company
1,534,000
6.730%,  (TSFR3M +
2.745%), 1/1/2026
b,k
1,534,862
344,000 3.650%,  6/1/2026
b,k
339,778
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
560,000 4.750%,  6/15/2029
h
549,068
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
b,h
179,852
Macquarie AirFinance Holdings,
Ltd.
819,000 6.400%,  3/26/2029
h
860,878
682,000 6.500%,  3/26/2031
h
727,900
Midcap Financial Issuer Trust
688,000 6.500%,  5/1/2028
h
675,781
MPT Operating Partnership, LP/
MPT Finance Corporation
1,209,000 4.625%,  8/1/2029
i
988,493
610,000 8.500%,  2/15/2032
h
639,087
NatWest Group plc
459,000 8.125%,  11/10/2033
b,k
516,951
Navient Corporation
399,000 5.500%,  3/15/2029
i
391,831
Nippon Life Insurance Company
430,000 6.500%,  4/30/2055
b,h
466,070
OneMain Finance Corporation
1,426,000 3.500%,  1/15/2027 1,402,897
865,000 6.750%,  3/15/2032 877,818
1,850,000 7.125%,  9/15/2032 1,909,420
Osaic Holdings, Inc.
910,000 6.750%,  8/1/2032
h
940,117
430,000 8.000%,  8/1/2033
h
441,155
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
859,000 4.875%,  5/15/2029
h
834,309
PennyMac Financial Services, Inc.
1,300,000 6.875%,  5/15/2032
h
1,356,016
570,000 6.875%,  2/15/2033
h
589,629
Phoenix Aviation Capital, Ltd.
1,040,000 9.250%,  7/15/2030
h
1,095,590
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
b,k
638,932

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Financials  12.8% - continued
PRA Group, Inc.
$ 1,373,000 8.375%,  2/1/2028
h
$ 1,393,775
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
h
647,322
Rithm Capital Corporation
650,000 8.000%,  7/15/2030
h
658,890
RLJ Lodging Trust, LP
271,000 4.000%,  9/15/2029
h
255,912
Rocket Companies, Inc.
639,000 6.500%,  8/1/2029
h
662,793
650,000 6.125%,  8/1/2030
h
670,477
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,367,000 3.875%,  3/1/2031
h
2,225,092
802,000 4.000%,  10/15/2033
h
738,553
Ryan Specialty, LLC
1,315,000 5.875%,  8/1/2032
h
1,336,935
Service Properties Trust
920,000 8.375%,  6/15/2029 913,894
385,000 8.625%,  11/15/2031
h
406,112
SLM Corporation
430,000 6.500%,  1/31/2030 445,834
Societe Generale SA
655,000 8.125%,  11/21/2029
b,h,k
684,896
Starwood Property Trust, Inc.
650,000 5.250%,  10/15/2028
h
652,355
860,000 6.500%,  10/15/2030
h
894,767
326,000 5.750%,  1/15/2031
h
330,600
Stonex Escrow Issuer, LLC
1,310,000 6.875%,  7/15/2032
h
1,355,331
Synchrony Financial
348,000 7.250%,  2/2/2033 368,892
UBS Group AG
1,080,000 7.000%,  2/10/2030
b,h,k
1,093,814
United Wholesale Mortgage, LLC
1,318,000 5.500%,  4/15/2029
h
1,298,024
UWM Holdings, LLC
543,000 6.625%,  2/1/2030
h
553,200
Wells Fargo & Company
345,000 3.900%,  3/15/2026
b,k
342,438
XHR, LP
322,000 4.875%,  6/1/2029
h
314,765
327,000 6.625%,  5/15/2030
h
333,775
Total 84,327,088
Foreign Government  0.2%
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
h
1,394,608
Total 1,394,608
Technology  7.1%
Amentum Holdings, Inc.
959,000 7.250%,  8/1/2032
h
998,036
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
h
1,750,386
Block, Inc.
860,000 5.625%,  8/15/2030
h
872,994
2,414,000 6.500%,  5/15/2032 2,504,655
870,000 6.000%,  8/15/2033
h
889,572
Principal
Amount Long-Term Fixed Income  92.5% Value
Technology  7.1% - continued
Boost Newco Borrower, LLC
$ 902,000 7.500%,  1/15/2031
h
$ 958,258
CACI International, Inc.
405,000 6.375%,  6/15/2033
h
421,087
Central Parent, Inc./CDK Global,
Inc.
658,000 7.250%,  6/15/2029
h
540,495
Cloud Software Group, Inc.
2,674,000 6.500%,  3/31/2029
h
2,694,183
2,457,000 9.000%,  9/30/2029
h
2,541,373
CommScope Technologies, LLC
864,000 5.000%,  3/15/2027
h
860,714
CommScope, LLC
330,000 4.750%,  9/1/2029
h
328,972
Consensus Cloud Solutions, Inc.
49,000 6.000%,  10/15/2026
h
49,000
CoreWeave, Inc.
650,000 9.250%,  6/1/2030
h
656,322
650,000 9.000%,  2/1/2031
h
651,901
Diebold Nixdorf, Inc.
870,000 7.750%,  3/31/2030
h
921,289
Fair Isaac Corporation
870,000 6.000%,  5/15/2033
h
885,570
Gen Digital, Inc.
817,000 7.125%,  9/30/2030
h
843,171
430,000 6.250%,  4/1/2033
h
442,660
II-VI, Inc.
638,000 5.000%,  12/15/2029
h
631,175
ION Platform Finance US, Inc.
760,000 7.875%,  9/30/2032
h
741,281
ION Platform Finance US, Inc./ION
Platform Finance SARL
649,000 8.750%,  5/1/2029
h
660,405
650,000 9.000%,  8/1/2029
h
658,014
Iron Mountain, Inc.
2,455,000 5.250%,  3/15/2028
h
2,453,722
610,000 5.000%,  7/15/2028
h
606,600
770,000 5.250%,  7/15/2030
h
766,411
730,000 4.500%,  2/15/2031
h
700,177
Kioxia Holdings Corporation
970,000 6.250%,  7/24/2030
h
1,001,508
760,000 6.625%,  7/24/2033
h
792,762
McAfee Corporation
972,000 7.375%,  2/15/2030
h
889,808
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
h
583,160
NCR Voyix Corporation
876,000 5.000%,  10/1/2028
h
867,502
474,000 5.125%,  4/15/2029
h
469,085
Neptune Bidco US, Inc.
952,000 9.290%,  4/15/2029
h
940,100
Open Text Corporation
1,828,000 3.875%,  12/1/2029
h
1,729,960
Open Text Holdings, Inc.
1,197,000 4.125%,  2/15/2030
h
1,142,593
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
h
339,492
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
h
1,447,285

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.5% Value
Technology  7.1% - continued
Rocket Software, Inc.
$ 810,000 9.000%,  11/28/2028
h
$ 834,687
Sabre GLBL, Inc.
430,000 11.125%,  7/15/2030
h
406,350
Seagate Data Storage Technology,
Private Ltd.
1,988,000 4.091%,  6/1/2029
h
1,933,983
Sensata Technologies BV
1,671,000 4.000%,  4/15/2029
h
1,628,453
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
h
355,990
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
155,000 6.750%,  8/15/2032
h
160,089
SS&C Technologies, Inc.
1,317,000 6.500%,  6/1/2032
h
1,365,376
UKG, Inc.
1,163,000 6.875%,  2/1/2031
h
1,197,143
Viavi Solutions, Inc.
740,000 3.750%,  10/1/2029
h
697,693
WULF Compute, LLC
980,000 7.750%,  10/15/2030
h
1,018,097
Total 46,829,539
Transportation  1.6%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
237,167 5.500%,  4/20/2026
h
237,770
315,000 5.750%,  4/20/2029
h
317,818
Avianca Midco 2 plc
1,080,000 9.000%,  12/1/2028
h,i
1,075,950
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
884,000 5.375%,  3/1/2029
h,i
851,378
DCLI Bidco, LLC
592,000 7.750%,  11/15/2029
h
601,723
OneSky Flight, LLC
1,306,000 8.875%,  12/15/2029
h
1,385,887
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
h,i
1,449,586
RXO, Inc.
1,619,000 7.500%,  11/15/2027
h
1,649,356
Star Leasing Company, LLC
970,000 7.625%,  2/15/2030
h
916,480
Stena International SA
691,000 7.250%,  1/15/2031
h
705,432
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
h
413,010
1,120,000 6.375%,  2/1/2030
h
1,081,698
Total 10,686,088
Utilities  3.7%
AES Corporation
459,000 7.600%,  1/15/2055
b
468,529
Algonquin Power & Utilities
Corporation
1,645,000 4.750%,  1/18/2082
b
1,614,021
Alpha Generation, LLC
562,000 6.750%,  10/15/2032
h
577,504
Principal
Amount Long-Term Fixed Income  92.5% Value
Utilities  3.7% - continued
Calpine Corporation
$ 1,145,000 4.500%,  2/15/2028
h
$ 1,142,208
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
b
501,368
Duke Energy Corporation
450,000 6.450%,  9/1/2054
b
475,773
Edison International
539,000 5.000%,  12/15/2026
b,k
525,715
Hawaiian Electric Company, Inc.
430,000 6.000%,  10/1/2033
h
434,735
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
892,480
Lightning Power, LLC
956,000 7.250%,  8/15/2032
h
1,012,651
Long Ridge Energy, LLC
1,300,000 8.750%,  2/15/2032
h
1,344,152
NiSource, Inc.
285,000 6.375%,  3/31/2055
b
293,966
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
h
1,064,593
526,000 6.000%,  2/1/2033
h
536,563
2,170,000 5.750%,  1/15/2034
h
2,185,299
526,000 6.250%,  11/1/2034
h
541,573
PG&E Corporation
491,000 7.375%,  3/15/2055
b
505,006
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
h
1,392,206
440,000 6.250%,  2/1/2034
h
451,198
220,000 6.500%,  2/1/2036
h
227,855
Terraform Global Operating, LLC
902,000 6.125%,  3/1/2026
h
896,161
TerraForm Power Operating, LLC
2,910,000 5.000%,  1/31/2028
h
2,899,253
Vistra Corporation
2,835,000 7.000%,  12/15/2026
b,h,k
2,863,100
Vistra Operations Company, LLC
1,172,000 5.000%,  7/31/2027
h
1,172,634
VoltaGrid, LLC
540,000 7.375%,  11/1/2030
e,h
549,208
Total 24,567,751
Total Long-Term Fixed Income
(cost $605,472,578) 609,233,904
Shares
Collateral Held for Securities
Loaned 6.4% Value
42,217,373 Thrivent Cash Management Trust 42,217,373
Total Collateral Held for
Securities Loaned
(cost $42,217,373) 42,217,373

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
17,296 Boeing Company, Convertible,
6.000% $ 1,119,397
Total 1,119,397
Total Preferred Stock
(cost $952,441) 1,119,397
Shares Common Stock < .01% Value
Communications Services  <0.1%
15,384 Altice Luxco 3
l
254,707
Total 254,707
Total Common Stock
(cost $287,572) 254,707
Shares or
Principal
Amount Short-Term Investments 4.2% Value
State Street Institutional U.S.
Government Money Market
Fund
27,456,137 4.014%
m
27,456,137
Total Short-Term Investments
(cost $27,456,137) 27,456,137
Total Investments (cost
$690,457,214) 105.4% $694,083,645
Other Assets and Liabilities, Net
(5.4%) (35,534,912)
Total Net Assets 100.0% $658,548,733
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $534,109,141 or
81.1% of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2025.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of October 31, 2025 was $17,253 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
October 31, 2025.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 40,342,078
Total lending $40,342,078
Gross amount payable upon return of
collateral for securities loaned $42,217,373
Net amounts due to counterparty $1,875,295
Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $14,872,021
Gross unrealized depreciation (11,595,554)
Net unrealized appreciation (depreciation) $3,276,467
Cost for federal income tax purposes $690,807,178

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,316,020 – – 1,316,020
Capital Goods 1,300,286 – 1,300,286 –
Communications Services 3,000,264 – 3,000,264 –
Consumer Cyclical 2,643,990 – 2,643,990 –
Consumer Non-Cyclical 3,406,155 – 3,406,155 –
Financials 226,317 – 226,317 –
Technology 611,708 – 611,708 –
Transportation 1,297,387 – 1,297,387 –
Long-Term Fixed Income
Basic Materials 39,723,127 – 39,723,124 3
Capital Goods 65,249,315 – 65,249,315 –
Communications Services 80,663,350 – 80,663,350 –
Consumer Cyclical 110,547,439 – 110,547,439 –
Consumer Non-Cyclical 74,100,356 – 74,100,356 –
Energy 71,145,243 – 71,145,243 –
Financials 84,327,088 – 84,327,088 –
Foreign Government 1,394,608 – 1,394,608 –
Technology 46,829,539 – 46,829,539 –
Transportation 10,686,088 – 10,686,088 –
Utilities 24,567,751 – 24,567,751 –
Preferred Stock
Capital Goods 1,119,397 1,119,397 – –
Common Stock
Communications Services 254,707 – 254,707 –
Short-Term Investments 27,456,137 27,456,137 – –
Subtotal Investments in Securities $651,866,272 $28,575,534 $621,974,715 $1,316,023
Other Investments  * Total
Collateral Held for Securities Loaned 42,217,373
Subtotal Other Investments $42,217,373
Total Investments at Value $694,083,645
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $13,191 $23,943 $37,134 $– – –%
Total Affiliated Short-Term Investments 13,191 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   52,201 246,049 256,033 42,217 42,217 6.4
Total Collateral Held for Securities Loaned 52,201 42,217 6.4
Total Value $65,392 $42,217
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $5 ($5) $– $185
Total Income/Non Cash Income from Affiliated Investments $185
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 278
Total Affiliated Income from Securities Loaned, Net $278
Total $5 ($5) $–

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 98.0% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 50,437
4.606%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 23,716
Total 23,716
Basic Materials  2.4%
Air Products and Chemicals, Inc.
4,200,000 4.900%,  10/11/2032 4,319,231
Anglo American Capital plc
1,412,000 4.750%,  4/10/2027
c
1,421,319
2,950,000 5.750%,  4/5/2034
c
3,098,408
Eastman Chemical Company
2,800,000 5.000%,  8/1/2029 2,850,835
First Quantum Minerals, Ltd.
3,600,000 8.625%,  6/1/2031
c
3,770,266
FMC Corporation
3,100,000 8.450%,  11/1/2055
b
3,008,478
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
c
830,025
1,800,000 2.500%,  9/1/2030
c
1,646,408
International Flavors & Fragrances,
Inc.
302,000 1.832%,  10/15/2027
c
287,862
4,318,000 2.300%,  11/1/2030
c
3,868,363
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,550,000 5.350%,  3/15/2034 1,612,269
Smurfit Kappa Treasury, ULC
1,200,000 5.777%,  4/3/2054
d
1,221,604
1,700,000 5.438%,  4/3/2034 1,759,813
Smurfit Westrock Financing DAC
1,300,000 5.418%,  1/15/2035 1,339,372
Total 31,034,253
Capital Goods  4.8%
Amphenol Corporation
2,575,000 4.400%,  2/15/2033
e
2,546,280
Amrize Finance US, LLC
2,650,000 4.950%,  4/7/2030
c
2,712,844
BAE Systems plc
625,000 5.500%,  3/26/2054
c
635,217
1,700,000 3.400%,  4/15/2030
c
1,641,049
1,400,000 1.900%,  2/15/2031
c
1,236,536
Boeing Company
1,250,000 5.805%,  5/1/2050 1,241,508
1,675,000 6.858%,  5/1/2054 1,906,497
1,550,000 5.930%,  5/1/2060 1,540,779
850,000 6.528%,  5/1/2034 940,500
3,000,000 5.705%,  5/1/2040 3,059,023
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,336,371
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,114,416
General Dynamics Corporation
2,400,000 4.950%,  8/15/2035 2,451,025
General Electric Company
1,200,000 4.900%,  1/29/2036 1,222,288
Principal
Amount Long-Term Fixed Income  98.0% Value
Capital Goods  4.8% - continued
GFL Environmental, Inc.
$ 3,300,000 6.750%,  1/15/2031
c
$ 3,452,216
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,622,929
1,600,000 5.950%,  2/1/2037 1,736,929
Lockheed Martin Corporation
2,700,000 5.000%,  8/15/2035 2,757,119
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,210,532
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,224,005
1,700,000 6.300%,  2/15/2030 1,799,341
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,995,557
RTX Corporation
1,000,000 3.030%,  3/15/2052 662,385
850,000 6.400%,  3/15/2054 955,385
2,150,000 6.000%,  3/15/2031 2,320,319
850,000 6.100%,  3/15/2034 934,038
1,075,000 4.450%,  11/16/2038 1,014,555
Spirit AeroSystems, Inc.
4,850,000 4.600%,  6/15/2028 4,885,594
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,676,359
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,565,956
Total 61,397,552
Collateralized Mortgage Obligations  0.9%
GCAT Trust
4,097,806
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
4,156,552
PMT Loan Trust
4,375,576
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
4,438,304
2,400,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,473,560
Wachovia Mortgage Loan Trust,
LLC
8,390
6.988%,  5/20/2036, Ser.
2006-A, Class 2A1
b
8,172
Total 11,076,588
Communications Services  6.1%
American Tower Corporation
3,700,000 5.650%,  3/15/2033 3,897,325
1,500,000 5.350%,  3/15/2035 1,541,665
AppLovin Corporation
3,450,000 5.375%,  12/1/2031 3,560,812
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,257,607
2,200,000 3.500%,  9/15/2053 1,505,420
3,768,000 2.550%,  12/1/2033 3,200,256
3,200,000 5.400%,  2/15/2034 3,309,554
1,800,000 4.500%,  3/9/2048 1,518,242
CCO Holdings, LLC/CCO Holdings
Capital Corporation
4,100,000 4.750%,  2/1/2032
c,d
3,711,809

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Communications Services  6.1% - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 1,250,000 6.700%,  12/1/2055
d
$ 1,232,626
1,550,000 6.550%,  6/1/2034 1,631,248
1,550,000 6.384%,  10/23/2035 1,605,571
1,600,000 5.850%,  12/1/2035 1,595,675
2,000,000 3.500%,  6/1/2041 1,442,672
1,150,000 6.484%,  10/23/2045 1,110,958
Comcast Corporation
2,300,000 5.300%,  6/1/2034 2,360,570
3,650,000 5.300%,  5/15/2035
d
3,721,017
1,600,000 4.600%,  10/15/2038 1,486,758
1,800,000 4.650%,  7/15/2042 1,598,564
Meta Platforms, Inc.
2,250,000 5.625%,  11/15/2055 2,233,075
1,750,000 4.950%,  5/15/2033 1,796,826
1,625,000 4.875%,  11/15/2035 1,632,185
Netflix, Inc.
3,700,000 4.875%,  6/15/2030
c
3,790,804
Sprint Capital Corporation
7,050,000 8.750%,  3/15/2032 8,576,671
T-Mobile USA, Inc.
4,000,000 5.700%,  1/15/2056 3,953,816
3,100,000 3.400%,  10/15/2052 2,112,758
1,200,000 3.000%,  2/15/2041 898,269
Verizon Communications, Inc.
1,150,000 5.500%,  2/23/2054
d
1,114,104
1,400,000 4.000%,  3/22/2050 1,091,179
1,493,000 4.780%,  2/15/2035 1,462,880
2,650,000 5.250%,  4/2/2035 2,680,278
1,221,000 5.401%,  7/2/2037
c
1,235,893
2,800,000 3.400%,  3/22/2041 2,199,781
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
c
2,811,161
Total 78,878,029
Consumer Cyclical  5.6%
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 823,793
American Honda Finance
Corporation
1,550,000 5.050%,  7/10/2031 1,593,252
2,100,000 5.150%,  7/9/2032 2,158,747
D.R. Horton, Inc.
2,300,000 5.000%,  10/15/2034 2,326,557
Daimler Truck Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
2,060,295
2,500,000 2.375%,  12/14/2028
c
2,359,166
Expedia Group, Inc.
2,100,000 3.250%,  2/15/2030 2,004,678
Flutter Treasury DAC
850,000 5.875%,  6/4/2031
c
860,625
Ford Motor Credit Company, LLC
1,400,000 5.850%,  5/17/2027 1,419,937
2,000,000 6.800%,  5/12/2028 2,080,512
1,500,000 5.303%,  9/6/2029 1,503,495
General Motors Financial
Company, Inc.
3,100,000 5.750%,  2/8/2031 3,249,201
Principal
Amount Long-Term Fixed Income  98.0% Value
Consumer Cyclical  5.6% - continued
$ 1,800,000 6.400%,  1/9/2033 $ 1,939,476
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,795,165
Harley-Davidson Financial
Services, Inc.
1,050,000 6.500%,  3/10/2028
c
1,096,229
Home Depot, Inc.
950,000 4.950%,  6/25/2034 972,328
1,820,000 4.250%,  4/1/2046 1,566,576
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,374,704
1,500,000 4.250%,  9/18/2028
c
1,496,632
4,400,000 6.200%,  9/21/2030
c
4,703,462
Las Vegas Sands Corporation
3,550,000 6.000%,  8/15/2029 3,697,789
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,283,613
3,250,000 2.625%,  4/1/2031 2,971,918
Marriott International, Inc./MD
2,100,000 4.625%,  6/15/2030 2,122,967
1,675,000 5.100%,  4/15/2032 1,720,096
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,579,286
Ralph Lauren Corporation
2,700,000 5.000%,  6/15/2032 2,775,818
Royal Caribbean Cruises, Ltd.
3,100,000 6.250%,  3/15/2032
c
3,199,308
Stellantis Finance US, Inc.
1,500,000 5.350%,  3/17/2028
c
1,522,404
Stellantis Financial Services US
Corporation
2,500,000 4.950%,  9/15/2028
c
2,510,551
Target Corporation
1,250,000 4.500%,  9/15/2034
d
1,233,303
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,666,560
Toyota Motor Credit Corporation
2,650,000 5.350%,  1/9/2035 2,784,459
VICI Properties, LP/VICI Note
Company, Inc.
90,000 4.250%,  12/1/2026
c
89,787
2,425,000 5.750%,  2/1/2027
c
2,453,323
90,000 4.625%,  12/1/2029
c
89,254
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,617,626
Total 71,702,892
Consumer Non-Cyclical  9.2%
Abbott Laboratories
2,000,000 6.000%,  4/1/2039 2,228,945
AbbVie, Inc.
1,875,000 5.400%,  3/15/2054 1,865,155
1,550,000 5.600%,  3/15/2055 1,589,301
950,000 5.050%,  3/15/2034 977,292
1,900,000 4.550%,  3/15/2035 1,878,782
2,900,000 4.300%,  5/14/2036 2,785,540
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 2,993,964
2,100,000 5.250%,  3/2/2033 2,174,487

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Consumer Non-Cyclical  9.2% - continued
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
$ 1,790,000 4.700%,  2/1/2036 $ 1,772,284
Anheuser-Busch InBev Worldwide,
Inc.
1,800,000 4.439%,  10/6/2048 1,579,113
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,492,380
BAT Capital Corporation
2,500,000 6.250%,  8/15/2055 2,607,172
1,500,000 2.259%,  3/25/2028 1,434,801
1,900,000 6.343%,  8/2/2030 2,047,536
1,100,000 5.834%,  2/20/2031 1,163,591
1,600,000 7.750%,  10/19/2032 1,865,016
Bristol-Myers Squibb Company
1,550,000 5.550%,  2/22/2054 1,542,245
850,000 6.250%,  11/15/2053 928,736
Bunge, Ltd. Finance Corporation
2,250,000 5.250%,  4/21/2032 2,317,042
725,000 4.650%,  9/17/2034 713,155
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
859,239
1,350,000 5.375%,  10/23/2055
c
1,316,396
Cigna Group
2,850,000 4.875%,  9/15/2032 2,875,816
Constellation Brands, Inc.
1,150,000 4.800%,  1/15/2029 1,168,229
2,750,000 4.950%,  11/1/2035 2,707,104
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
1,500,000 5.600%,  1/15/2031
c
1,505,049
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,131,758
1,850,000 5.550%,  6/1/2031 1,941,649
1,200,000 2.125%,  9/15/2031 1,045,893
2,750,000 5.050%,  3/25/2048 2,458,881
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,323,581
2,100,000 5.500%,  2/12/2055 2,140,377
1,750,000 4.700%,  2/27/2033 1,786,545
HCA, Inc.
3,100,000 5.450%,  4/1/2031 3,226,463
2,600,000 5.500%,  3/1/2032 2,713,433
2,650,000 4.900%,  11/15/2035 2,618,508
Imperial Brands Finance plc
2,650,000 5.625%,  7/1/2035
c
2,704,692
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
1,650,000 3.625%,  1/15/2032 1,540,765
900,000 3.000%,  5/15/2032 805,996
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
3,400,000 6.375%,  2/25/2055
c
3,513,178
Kenvue, Inc.
1,150,000 5.000%,  3/22/2030 1,179,725
Keurig Dr Pepper, Inc.
3,000,000 4.600%,  5/15/2030 3,009,129
Principal
Amount Long-Term Fixed Income  98.0% Value
Consumer Non-Cyclical  9.2% - continued
L'Oreal SA
$ 1,450,000 5.000%,  5/20/2035
c
$ 1,491,350
Mars, Inc.
4,200,000 4.800%,  3/1/2030
c
4,290,427
1,650,000 5.000%,  3/1/2032
c
1,695,580
900,000 5.650%,  5/1/2045
c
917,271
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
c
1,242,721
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,752,842
Nestle Holdings, Inc.
2,100,000 4.850%,  3/14/2033
c
2,155,366
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,607,021
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,838,038
1,650,000 5.125%,  2/13/2031 1,705,376
2,065,000 5.750%,  11/17/2032 2,198,361
3,000,000 5.250%,  2/13/2034 3,092,166
3,700,000 4.875%,  4/30/2035 3,701,903
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,683,354
1,450,000 4.985%,  3/8/2034
c
1,496,671
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
732,214
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,117,349
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,497,411
2,400,000 5.300%,  7/5/2034 2,473,736
Total 118,218,100
Energy  6.4%
BP Capital Markets America, Inc.
3,250,000 3.001%,  3/17/2052 2,141,312
BP Capital Markets plc
1,400,000 6.450%,  12/1/2033
b,f
1,495,407
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030
d
749,614
Cheniere Energy Partners, LP
2,190,000 4.500%,  10/1/2029 2,190,738
1,500,000 4.000%,  3/1/2031 1,448,283
1,350,000 5.950%,  6/30/2033 1,424,702
3,100,000 5.550%,  10/30/2035
c
3,172,398
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034 930,867
Columbia Pipelines Holding
Company, LLC
4,150,000 5.097%,  10/1/2031
c
4,223,735
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 461,781
450,000 5.400%,  4/18/2034 458,751
DT Midstream, Inc.
3,000,000 4.300%,  4/15/2032
c
2,875,458
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,580,258
Energy Transfer, LP
2,650,000 6.750%,  2/15/2056
b
2,658,210
900,000 8.000%,  5/15/2054
b
960,766

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Energy  6.4% - continued
$ 1,550,000 6.050%,  9/1/2054 $ 1,511,906
1,000,000 6.500%,  11/15/2026
b,f
1,004,204
2,350,000 3.750%,  5/15/2030 2,280,050
900,000 5.550%,  5/15/2034 923,919
1,550,000 5.700%,  4/1/2035 1,597,363
Enterprise Products Operating,
LLC
900,000
7.433%,  (TSFR3M +
3.248%), 8/16/2077
b
900,801
EOG Resources, Inc.
1,450,000 5.000%,  7/15/2032 1,481,118
EQT Corporation
1,500,000 7.500%,  6/1/2030 1,652,526
Expand Energy Corporation
3,700,000 5.375%,  3/15/2030 3,754,554
1,500,000 4.750%,  2/1/2032 1,472,519
Kinder Morgan, Inc.
1,650,000 5.850%,  6/1/2035 1,739,764
MPLX, LP
2,700,000 5.000%,  1/15/2033 2,700,408
950,000 5.500%,  6/1/2034 968,216
ONEOK, Inc.
4,600,000 6.350%,  1/15/2031 4,923,761
Ovintiv, Inc.
1,150,000 5.650%,  5/15/2028 1,182,392
Phillips 66 Company
1,200,000 6.200%,  3/15/2056
b
1,211,918
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,084,500
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,739,410
Repsol E&P Capital Markets US,
LLC
3,100,000 5.204%,  9/16/2030
c
3,111,487
South Bow USA Infrastructure
Holdings, LLC
1,825,000 5.026%,  10/1/2029 1,843,550
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,492,122
775,000 5.500%,  2/15/2035 789,042
TotalEnergies Capital SA
3,500,000 5.488%,  4/5/2054 3,446,104
700,000 5.150%,  4/5/2034 727,646
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,220,778
Venture Global LNG, Inc.
3,850,000 9.000%,  9/30/2029
b,c,f
3,598,463
Venture Global Plaquemines LNG,
LLC
1,200,000 6.500%,  1/15/2034
c
1,256,944
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,220,717
1,800,000 7.500%,  1/15/2031 2,039,581
1,650,000 5.600%,  3/15/2035 1,712,078
1,730,000 4.850%,  3/1/2048 1,533,307
Total 82,893,428
Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.6%
200 Park Funding Trust
$ 1,550,000 5.740%,  2/15/2055
c
$ 1,567,823
ABN AMRO Bank NV
1,500,000 4.988%,  12/3/2028
b,c
1,520,979
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 6.950%,  3/10/2055
b
1,261,474
2,900,000 6.150%,  9/30/2030 3,104,001
3,150,000 5.375%,  12/15/2031 3,259,736
1,600,000 3.400%,  10/29/2033 1,443,567
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,f
2,856,938
1,500,000 3.000%,  2/1/2030 1,398,994
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,159,140
1,650,000 6.500%,  7/18/2028
c
1,733,348
Ally Financial, Inc.
2,580,000 5.750%,  11/20/2025 2,579,499
1,200,000 5.737%,  5/15/2029
b
1,224,164
1,250,000 8.000%,  11/1/2031 1,423,071
American Express Company
3,600,000 5.085%,  1/30/2031
b
3,709,730
1,150,000 4.918%,  7/20/2033
b
1,171,662
2,000,000 5.284%,  7/26/2035
b
2,063,505
1,400,000 5.667%,  4/25/2036
b
1,478,719
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,286,420
American International Group, Inc.
1,150,000 5.450%,  5/7/2035 1,196,213
Ameriprise Financial, Inc.
4,100,000 5.200%,  4/15/2035 4,191,402
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,324,481
1,500,000 5.898%,  7/10/2034
b,c
1,557,347
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,458,645
Ares Capital Corporation
1,200,000 2.875%,  6/15/2027 1,169,692
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 2,019,387
Aviation Capital Group, LLC
1,875,000 5.125%,  4/10/2030
c
1,903,308
Avolon Holdings Funding, Ltd.
900,000 4.950%,  1/15/2028
c
908,905
2,400,000 5.750%,  11/15/2029
c
2,488,397
2,700,000 4.900%,  10/10/2030
c
2,712,798
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
934,596
Banco Santander SA
2,200,000 5.294%,  8/18/2027 2,239,376
1,800,000 5.127%,  11/6/2035
e
1,801,578
Bank of America Corporation
1,175,000 3.974%,  2/7/2030
b
1,166,977
2,030,000 3.194%,  7/23/2030
b
1,957,839
2,100,000 6.250%,  7/26/2030
b,f
2,136,162
1,700,000 5.162%,  1/24/2031
b
1,755,317
2,750,000 2.572%,  10/20/2032
b
2,473,142
3,200,000 4.571%,  4/27/2033
b
3,194,736
1,400,000 5.468%,  1/23/2035
b
1,462,489
5,250,000 5.511%,  1/24/2036
b
5,496,370
6,000,000 2.482%,  9/21/2036
b
5,228,226

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.6% - continued
$ 1,200,000 4.244%,  4/24/2038
b
$ 1,124,652
Bank of Montreal
2,000,000 6.875%,  11/26/2085
b
2,062,482
2,850,000 5.511%,  6/4/2031 3,004,880
Bank of New York Mellon
Corporation
3,100,000 4.942%,  2/11/2031
b
3,184,166
Bank of Nova Scotia
4,350,000 6.875%,  10/27/2085
b
4,390,040
Barclays plc
2,400,000 6.125%,  12/15/2025
b,d,f
2,402,746
2,100,000 4.837%,  9/10/2028
b
2,122,117
850,000 9.625%,  12/15/2029
b,f
962,496
1,400,000 5.367%,  2/25/2031
b
1,444,012
1,900,000 2.645%,  6/24/2031
b,d
1,751,007
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
c
772,875
1,250,000 7.625%,  2/11/2035
b,c
1,323,800
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,641,440
1,050,000 4.250%,  1/15/2049 904,272
Blackstone Private Credit Fund
1,550,000 4.950%,  9/26/2027 1,556,887
Blackstone Reg Finance
Company, LLC
2,900,000 5.000%,  12/6/2034 2,912,861
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,096,926
2,700,000 5.350%,  4/13/2028 2,729,079
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,992,391
900,000 6.600%,  9/15/2029 930,265
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
c
2,975,364
BNP Paribas SA
1,950,000 4.792%,  5/9/2029
b,c
1,967,184
2,100,000 5.497%,  5/20/2030
b,c
2,170,819
2,000,000 5.786%,  1/13/2033
b,c
2,093,607
BPCE SA
1,250,000 6.612%,  10/19/2027
b,c
1,276,109
2,250,000 5.876%,  1/14/2031
b,c
2,348,209
1,350,000 6.508%,  1/18/2035
b,c
1,439,520
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 953,824
Brookfield Asset Management,
Ltd.
900,000 6.077%,  9/15/2055 931,765
Brown & Brown, Inc.
250,000 6.250%,  6/23/2055 262,913
1,450,000 5.250%,  6/23/2032 1,485,124
Capital One Financial Corporation
4,100,000 6.312%,  6/8/2029
b
4,297,257
1,325,000 6.183%,  1/30/2036
b
1,380,864
2,125,000 5.197%,  9/11/2036
b
2,110,898
Capital One NA
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,602,971
Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.6% - continued
Centene Corporation
$ 3,145,000 3.375%,  2/15/2030 $ 2,893,136
Charles Schwab Corporation
1,450,000 4.000%,  12/1/2030
b,f
1,359,843
Citadel Securities Global Holdings,
LLC
250,000 6.200%,  6/18/2035
c
262,291
Citigroup, Inc.
1,510,000 4.450%,  9/29/2027 1,514,793
2,000,000 4.075%,  4/23/2029
b
1,995,170
2,050,000 5.174%,  2/13/2030
b
2,104,066
2,350,000 6.950%,  2/15/2030
b,f
2,417,483
4,100,000 3.057%,  1/25/2033
b
3,746,082
2,650,000 5.449%,  6/11/2035
b
2,750,375
3,400,000 6.020%,  1/24/2036
b
3,557,049
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,455,498
1,325,000 5.718%,  7/23/2032
b
1,382,567
COPT Defense Properties, LP
1,325,000 2.250%,  3/15/2026 1,311,765
1,500,000 4.500%,  10/15/2030 1,491,289
Corebridge Financial, Inc.
1,450,000 6.375%,  9/15/2054
b
1,492,908
Corebridge Global Funding
1,950,000 5.200%,  6/24/2029
c
2,001,705
3,250,000 4.450%,  10/2/2030
c
3,233,709
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,021,865
Credit Agricole SA
2,700,000 7.125%,  9/23/2035
b,c,f
2,782,676
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,g
621,000
2,350,000 7.250%,  N/A
*,g
634,500
1,300,000 7.500%,  N/A
*,g
351,000
Deutsche Bank AG/New York, NY
2,850,000 5.373%,  1/10/2029
b
2,908,591
1,950,000 4.999%,  9/11/2030
b
1,975,455
2,750,000 5.297%,  5/9/2031
b
2,813,265
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
4,750,000 5.950%,  9/17/2030
c
4,602,702
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,144,074
1,300,000 5.700%,  2/15/2055 1,284,826
1,250,000 6.100%,  10/15/2052 1,306,851
1,500,000 4.750%,  2/15/2033 1,506,289
EPR Properties
1,318,000 4.950%,  4/15/2028 1,330,301
Fairfax Financial Holdings, Ltd.
2,350,000 6.100%,  3/15/2055 2,423,197
Fifth Third Bancorp
1,450,000 4.895%,  9/6/2030
b
1,469,556
First Citizens BancShares, Inc./NC
4,350,000 5.600%,  9/5/2035
b
4,334,216
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,779,669
Fortitude Group Holdings, LLC
2,925,000 6.250%,  4/1/2030
c
3,037,532

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.6% - continued
Goldman Sachs BDC, Inc.
$ 800,000 6.375%,  3/11/2027 $ 815,672
Goldman Sachs Group, Inc.
1,800,000
7.560%,  (H15T 5Y +
3.224%), 2/10/2026
b,f
1,805,875
4,950,000 5.207%,  1/28/2031
b
5,107,931
2,750,000 4.369%,  10/21/2031
b
2,738,152
3,800,000 3.102%,  2/24/2033
b
3,486,473
2,550,000 5.536%,  1/28/2036
b
2,653,803
Healthcare Realty Holdings, LP
3,750,000 2.000%,  3/15/2031 3,265,799
High Street Funding Trust III
1,500,000 5.807%,  2/15/2055
c
1,500,767
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 938,434
1,900,000 4.200%,  4/15/2029 1,864,320
HSBC Holdings plc
2,030,000 4.041%,  3/13/2028
b
2,023,481
1,650,000 5.133%,  11/6/2036
b,e
1,648,918
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b
2,859,346
Invitation Homes Operating
Partnership, LP
1,250,000 5.450%,  8/15/2030 1,298,088
1,000,000 2.000%,  8/15/2031 865,859
3,250,000 4.950%,  1/15/2033 3,264,886
Jane Street Group/JSG Finance,
Inc.
3,850,000 6.750%,  5/1/2033
c
4,016,204
JPMorgan Chase & Company
2,300,000 6.875%,  6/1/2029
b,d,f
2,423,153
2,350,000 6.500%,  4/1/2030
b,f
2,439,034
2,400,000 4.995%,  7/22/2030
b
2,462,291
1,300,000 5.103%,  4/22/2031
b
1,342,734
1,800,000 2.956%,  5/13/2031
b
1,692,395
2,450,000 4.586%,  4/26/2033
b
2,459,636
2,450,000 4.912%,  7/25/2033
b
2,498,144
2,000,000 5.717%,  9/14/2033
b
2,124,221
850,000 5.336%,  1/23/2035
b
882,459
2,900,000 4.946%,  10/22/2035
b
2,932,456
4,450,000 4.810%,  10/22/2036
b
4,435,800
KeyCorp
1,650,000 6.401%,  3/6/2035
b
1,788,519
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,415,560
850,000 6.250%,  1/15/2036 877,232
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,378,966
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,519,029
1,425,000 5.087%,  11/26/2028
b
1,448,663
750,000 6.068%,  6/13/2036
b
785,931
LPL Holdings, Inc.
1,400,000 5.150%,  6/15/2030 1,425,536
3,100,000 4.375%,  5/15/2031
c
3,003,615
1,600,000 5.650%,  3/15/2035 1,633,041
Macquarie AirFinance Holdings,
Ltd.
1,650,000 5.200%,  3/27/2028
c
1,676,202
1,075,000 6.400%,  3/26/2029
c
1,129,968
375,000 6.500%,  3/26/2031
c
400,238
Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.6% - continued
Massachusetts Mutual Life
Insurance Company
$ 2,900,000 3.200%,  12/1/2061
c
$ 1,799,974
MetLife, Inc.
1,900,000 6.350%,  3/15/2055
b
2,014,477
Mitsubishi UFJ Financial Group,
Inc.
2,000,000 5.159%,  4/24/2031
b
2,063,416
2,250,000 5.133%,  7/20/2033
b
2,319,761
Mizuho Financial Group, Inc.
1,300,000 5.098%,  5/13/2031
b
1,338,148
1,400,000 1.979%,  9/8/2031
b
1,251,631
Morgan Stanley
950,000 5.449%,  7/20/2029
b
980,276
2,350,000 5.656%,  4/18/2030
b
2,451,430
2,500,000 5.230%,  1/15/2031
b
2,580,967
2,400,000 3.622%,  4/1/2031
b
2,330,877
3,150,000 5.192%,  4/17/2031
b
3,247,147
1,900,000 1.794%,  2/13/2032
b
1,661,706
2,000,000 2.943%,  1/21/2033
b
1,820,427
950,000 4.889%,  7/20/2033
b
965,029
2,900,000 6.342%,  10/18/2033
b,d
3,189,325
1,100,000 6.627%,  11/1/2034
b
1,232,950
1,400,000 5.466%,  1/18/2035
b
1,456,090
1,850,000 5.587%,  1/18/2036
b
1,937,481
1,100,000 5.664%,  4/17/2036
b
1,158,279
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
b,c
2,244,848
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,414,541
NatWest Group plc
3,850,000 5.115%,  5/23/2031
b
3,953,068
2,900,000 3.032%,  11/28/2035
b
2,651,686
New York Life Insurance Company
2,200,000 3.750%,  5/15/2050
c
1,670,525
Nippon Life Insurance Company
2,000,000 6.500%,  4/30/2055
b,c
2,167,766
Omega Healthcare Investors, Inc.
1,667,000 4.750%,  1/15/2028 1,677,212
1,875,000 3.625%,  10/1/2029 1,801,906
Omnis Funding Trust
1,150,000 6.722%,  5/15/2055
c
1,226,537
Pacific Life Insurance Company
2,200,000 5.950%,  9/15/2055
c
2,259,035
Phillips Edison Grocery Center
Operating Partnership I, LP
2,950,000 5.250%,  8/15/2032 3,017,118
PNC Financial Services Group,
Inc.
2,700,000 5.222%,  1/29/2031
b
2,791,731
3,000,000 5.068%,  1/24/2034
b
3,060,771
1,900,000 6.875%,  10/20/2034
b
2,151,556
1,450,000 5.373%,  7/21/2036
b
1,489,520
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
71,270
4.499%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
65,235
Prudential Financial, Inc.
1,750,000 3.700%,  10/1/2050
b
1,630,191

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.6% - continued
Regency Centers, LP
$ 1,750,000 3.700%,  6/15/2030 $ 1,708,560
1,000,000 5.250%,  1/15/2034 1,029,888
1,800,000 5.100%,  1/15/2035 1,822,994
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
b,d
1,663,011
1,350,000 5.502%,  9/6/2035
b
1,382,770
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,673,128
900,000 5.500%,  1/11/2031
c
937,794
Royal Bank of Canada
3,700,000 6.750%,  8/24/2085
b
3,845,499
Santander Holdings USA, Inc.
975,000 6.124%,  5/31/2027
b
983,302
Societe Generale SA
3,100,000 5.512%,  5/22/2031
b,c
3,187,506
1,200,000 6.100%,  4/13/2033
b,c
1,265,224
Standard Chartered plc
950,000 5.688%,  5/14/2028
b,c
969,296
State Street Corporation
3,100,000 4.729%,  2/28/2030 3,170,557
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033
d
3,114,110
Toronto-Dominion Bank
1,500,000 6.350%,  10/31/2085
b
1,517,348
2,700,000 4.808%,  6/3/2030 2,753,621
1,750,000 5.146%,  9/10/2034
b
1,773,413
Truist Financial Corporation
1,150,000 5.435%,  1/24/2030
b
1,188,453
4,700,000 5.071%,  5/20/2031
b
4,810,821
U.S. Bancorp
2,150,000 5.775%,  6/12/2029
b
2,233,039
900,000 5.384%,  1/23/2030
b
930,050
2,650,000 5.046%,  2/12/2031
b
2,717,449
900,000 5.678%,  1/23/2035
b
948,742
UBS Group AG
250,000 3.091%,  5/14/2032
b,c
231,483
3,150,000 6.537%,  8/12/2033
b,c
3,483,428
1,650,000 7.000%,  2/5/2035
b,c,f
1,666,678
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,334,958
2,150,000 4.950%,  5/15/2062 1,900,693
760,000 4.750%,  7/15/2045 692,249
1,775,000 4.450%,  12/15/2048 1,513,253
Unum Group
2,650,000 4.046%,  8/15/2041
c
2,184,477
Ventas Realty, LP
1,600,000 5.100%,  7/15/2032 1,640,306
3,200,000 5.000%,  1/15/2035 3,208,665
Wells Fargo & Company
2,500,000 4.970%,  4/23/2029
b
2,545,493
2,150,000 5.198%,  1/23/2030
b
2,212,232
2,550,000 5.244%,  1/24/2031
b
2,639,204
2,750,000 4.478%,  4/4/2031
b
2,766,136
2,450,000 5.150%,  4/23/2031
b
2,526,693
2,700,000 4.897%,  7/25/2033
b
2,740,766
1,900,000 6.491%,  10/23/2034
b
2,109,759
2,200,000 4.892%,  9/15/2036
b
2,198,739
Principal
Amount Long-Term Fixed Income  98.0% Value
Financials  36.6% - continued
Welltower OP, LLC
$ 1,950,000 5.125%,  7/1/2035 $ 1,988,051
Total 469,534,575
Foreign Government  0.6%
Dominican Republic Government
International Bond
2,300,000 6.000%,  7/19/2028
c
2,366,240
1,875,000 6.000%,  2/22/2033
c
1,912,781
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,934,423
Total 7,213,444
Mortgage-Backed Securities  2.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
20,028,036 5.500%,  5/1/2055 20,428,515
6,421,423 5.500%,  7/1/2053 6,565,289
Total 26,993,804
Technology  7.1%
Accenture Capital, Inc.
725,000 4.500%,  10/4/2034 714,845
Alphabet, Inc.
2,650,000 5.300%,  5/15/2065 2,603,856
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,175,833
1,750,000 3.950%,  8/8/2052 1,416,384
1,080,000 3.750%,  9/12/2047 867,820
Block, Inc.
850,000 5.625%,  8/15/2030
c
862,843
2,600,000 6.000%,  8/15/2033
c
2,658,490
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,039,619
2,400,000 3.137%,  11/15/2035
c
2,080,105
3,950,000 3.187%,  11/15/2036
c
3,371,108
1,800,000 4.926%,  5/15/2037
c
1,792,234
2,750,000 4.900%,  2/15/2038 2,716,654
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,465,027
Dell International, LLC/EMC
Corporation
2,425,000 4.850%,  2/1/2035 2,386,431
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,800,063
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,835,523
2,500,000 5.600%,  3/2/2033 2,572,805
2,800,000 5.150%,  8/12/2034 2,779,703
1,350,000 5.250%,  8/11/2035 1,345,843
Foundry JV Holdco, LLC
3,100,000 6.150%,  1/25/2032
c
3,305,030
3,700,000 5.900%,  1/25/2033
c
3,894,643
2,500,000 5.875%,  1/25/2034
c
2,581,227
Global Payments, Inc.
1,300,000 5.400%,  8/15/2032 1,315,474
Hewlett Packard Enterprise
Company
1,975,000 5.000%,  10/15/2034 1,954,166

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Technology  7.1% - continued
Marvell Technology, Inc.
$ 1,100,000 4.875%,  6/22/2028 $ 1,116,339
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,284,378
1,950,000 4.550%,  1/15/2035 1,947,266
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029 917,491
Micron Technology, Inc.
3,150,000 6.050%,  11/1/2035 3,374,837
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 999,450
Oracle Corporation
1,440,000 3.950%,  3/25/2051 1,026,642
2,650,000 4.800%,  9/26/2032 2,622,717
2,700,000 6.250%,  11/9/2032 2,892,559
2,500,000 5.875%,  9/26/2045 2,407,115
2,350,000 4.000%,  7/15/2046 1,761,251
Paychex, Inc.
2,650,000 5.350%,  4/15/2032 2,748,201
PayPal Holdings, Inc.
2,300,000 5.150%,  6/1/2034 2,365,940
Roper Technologies, Inc.
2,300,000 4.900%,  10/15/2034 2,295,328
2,700,000 5.100%,  9/15/2035 2,717,498
Synopsys, Inc.
2,200,000 5.000%,  4/1/2032 2,246,287
2,925,000 5.150%,  4/1/2035 2,971,246
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,975,599
VeriSign, Inc.
2,150,000 5.250%,  6/1/2032 2,202,015
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,680,107
Total 91,087,992
Transportation  2.0%
Air Canada
1,400,000 3.875%,  8/15/2026
c
1,389,205
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
213,333 5.500%,  4/20/2026
c
213,876
2,000,000 5.750%,  4/20/2029
c
2,017,894
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,376,962
1,800,000 4.050%,  6/15/2048 1,483,256
Canadian Pacific Railway
Company
3,080,000 4.700%,  5/1/2048 2,758,000
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
c
2,919,957
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,054,916
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,122,063
Norfolk Southern Corporation
1,750,000 4.450%,  3/1/2033 1,744,400
United Airlines Pass Through Trust
405,236 3.750%,  9/3/2026 402,701
Principal
Amount Long-Term Fixed Income  98.0% Value
Transportation  2.0% - continued
United Airlines, Inc.
$ 2,100,000 4.375%,  4/15/2026
c
$ 2,095,664
3,425,000 4.625%,  4/15/2029
c
3,392,191
United Parcel Service, Inc.
2,600,000 5.950%,  5/14/2055 2,724,348
Total 25,695,433
U.S. Government & Agencies  5.6%
Tennessee Valley Authority
2,750,000 5.250%,  2/1/2055 2,775,337
U.S. Treasury Bonds
17,100,000 4.750%,  5/15/2055 17,324,437
5,000,000 4.750%,  8/15/2055 5,067,969
6,500,000 4.625%,  2/15/2035 6,780,313
12,500,000 4.375%,  8/15/2043 12,158,203
3,500,000 5.000%,  5/15/2045 3,662,969
U.S. Treasury Notes
2,000,000 3.625%,  9/30/2030 1,992,500
12,000,000 4.125%,  3/31/2032 12,187,969
3,000,000 3.875%,  9/30/2032 2,998,125
7,000,000 4.250%,  8/15/2035 7,087,500
Total 72,035,322
Utilities  8.6%
AES Corporation
1,200,000 7.600%,  1/15/2055
b
1,224,913
Algonquin Power & Utilities
Corporation
3,500,000 4.750%,  1/18/2082
b
3,434,088
American Electric Power
Company, Inc.
1,000,000 6.050%,  3/15/2056
b
1,012,695
1,925,000 7.050%,  12/15/2054
b
2,021,092
1,250,000 5.625%,  3/1/2033 1,317,346
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,306,878
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 2,042,490
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,221,263
Calpine Corporation
2,850,000 4.500%,  2/15/2028
c
2,843,050
CenterPoint Energy, Inc.
1,225,000 7.000%,  2/15/2055
b
1,280,404
2,250,000 6.700%,  5/15/2055
b
2,324,862
1,527,000 2.950%,  3/1/2030 1,447,312
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 968,972
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,270,842
2,250,000 4.125%,  5/15/2049 1,839,440
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 2,029,369
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
b
1,524,098
1,000,000 4.350%,  1/15/2027
b,f
983,547

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  98.0% Value
Utilities  8.6% - continued
DTE Energy Company
$ 1,850,000 5.100%,  3/1/2029 $ 1,896,573
2,600,000 5.200%,  4/1/2030 2,681,548
1,450,000 5.850%,  6/1/2034 1,541,015
Duke Energy Corporation
2,300,000 3.250%,  1/15/2082
b
2,212,823
1,500,000 3.500%,  6/15/2051 1,061,615
2,050,000 5.800%,  6/15/2054 2,070,647
3,000,000 5.000%,  8/15/2052 2,709,637
1,500,000 6.450%,  9/1/2054
b
1,585,911
1,800,000 3.750%,  9/1/2046 1,387,748
Exelon Corporation
1,200,000 4.100%,  3/15/2052 942,997
3,100,000 5.875%,  3/15/2055 3,170,920
FirstEnergy Corporation
2,200,000 4.850%,  7/15/2047 1,954,604
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,605,794
5,200,000 4.750%,  1/15/2033
c
5,194,571
1,850,000 5.450%,  7/15/2044
c
1,805,399
Florida Power & Light Company
800,000 5.300%,  6/15/2034 837,230
Georgia Power Company
700,000 5.250%,  3/15/2034 722,544
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,014,441
Kentucky Utilities Company
1,000,000 5.850%,  8/15/2055 1,031,672
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,203,925
Nevada Power Company
675,000 6.000%,  3/15/2054 704,835
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
b
2,109,044
1,850,000 5.300%,  3/15/2032 1,928,084
Niagara Mohawk Power
Corporation
2,450,000 5.996%,  7/3/2055
c
2,538,870
NiSource, Inc.
2,900,000 5.850%,  4/1/2055 2,959,073
950,000 5.200%,  7/1/2029 980,334
1,000,000 5.350%,  7/15/2035 1,020,139
1,080,000 4.375%,  5/15/2047 913,887
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,204,240
Pacific Gas and Electric Company
3,200,000 4.550%,  7/1/2030 3,179,674
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,169,089
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 1,028,096
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,801,887
1,650,000 5.400%,  3/15/2035 1,701,350
San Diego Gas & Electric
Company
1,100,000 5.400%,  4/15/2035 1,139,154
Principal
Amount Long-Term Fixed Income  98.0% Value
Utilities  8.6% - continued
Southern California Edison
Company
$ 1,600,000 5.450%,  3/1/2035 $ 1,621,958
Southern Company
2,000,000 5.700%,  10/15/2032 2,119,813
1,300,000 4.000%,  1/15/2051
b
1,294,658
1,350,000 3.750%,  9/15/2051
b
1,332,272
Southern Company Gas Capital
Corporation
2,450,000 4.950%,  9/15/2034 2,460,362
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 992,657
1,800,000 5.000%,  1/15/2034 1,821,302
Vistra Operations Company, LLC
1,550,000 5.050%,  12/30/2026
c
1,560,647
3,500,000 4.375%,  5/1/2029
c
3,436,565
Xcel Energy, Inc.
1,900,000 5.600%,  4/15/2035 1,971,260
Total 110,713,525
Total Long-Term Fixed Income
(cost $1,264,180,354) 1,258,498,653
Shares
Collateral Held for Securities
Loaned 0.9% Value
11,616,943 Thrivent Cash Management Trust 11,616,943
Total Collateral Held for
Securities Loaned
(cost $11,616,943) 11,616,943
Shares Preferred Stock 0.3% Value
Capital Goods  0.3%
60,000 Boeing Company, Convertible,
6.000% 3,883,200
Total 3,883,200
Total Preferred Stock
(cost $3,133,200) 3,883,200
Shares or
Principal
Amount Short-Term Investments 1.3% Value
Federal Home Loan Mortgage
Corporation Discount Notes
500,000 3.956%, 12/8/2025
h,i
497,994
Federal National Mortgage
Association Discount Notes
200,000 3.805%, 12/15/2025
h,i
199,050
State Street Institutional U.S.
Government Money Market
Fund
15,595,349 4.014%
h
15,595,349
Total Short-Term Investments
(cost $16,292,386) 16,292,393
Total Investments (cost
$1,295,222,883) 100.5% $1,290,291,189
Other Assets and Liabilities, Net
(0.5%) (6,703,333)
Total Net Assets 100.0% $1,283,587,856
a All or a portion of the security is insured or guaranteed.

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $268,609,278 or
20.9% of total net assets.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of October 31, 2025 was $1,606,500 or 0.13% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,300,000
Credit Suisse Group AG  5/17/2021 2,600,260
Credit Suisse Group AG  8/4/2020 2,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 11,212,966
Total lending $11,212,966
Gross amount payable upon return of
collateral for securities loaned $11,616,943
Net amounts due to counterparty $403,977
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $29,468,894
Gross unrealized depreciation (34,383,394)
Net unrealized appreciation (depreciation) ($4,914,500)
Cost for federal income tax purposes $1,295,497,811

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 23,716 – 23,716 –
Basic Materials 31,034,253 – 31,034,253 –
Capital Goods 61,397,552 – 61,397,552 –
Collateralized Mortgage Obligations 11,076,588 – 11,076,588 –
Communications Services 78,878,029 – 78,878,029 –
Consumer Cyclical 71,702,892 – 71,702,892 –
Consumer Non-Cyclical 118,218,100 – 118,218,100 –
Energy 82,893,428 – 82,893,428 –
Financials 469,534,575 – 469,534,575 –
Foreign Government 7,213,444 – 7,213,444 –
Mortgage-Backed Securities 26,993,804 – 26,993,804 –
Technology 91,087,992 – 91,087,992 –
Transportation 25,695,433 – 25,695,433 –
U.S. Government & Agencies 72,035,322 – 72,035,322 –
Utilities 110,713,525 – 110,713,525 –
Preferred Stock
Capital Goods 3,883,200 3,883,200 – –
Short-Term Investments 16,292,393 15,595,349 697,044 –
Subtotal Investments in Securities $1,278,674,246 $19,478,549 $1,259,195,697 $–
Other Investments  * Total
Collateral Held for Securities Loaned 11,616,943
Subtotal Other Investments $11,616,943
Total Investments at Value $1,290,291,189
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 293,336 293,336 – –
Total Asset Derivatives $293,336 $293,336 $– $–
Liability Derivatives
Futures Contracts 1,214 1,214 – –
Total Liability Derivatives $1,214 $1,214 $– $–

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling $697,044 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 120 December 2025 $ 13,106,527 ( $ 1,214)
CBOT U.S. Long Bond 45 December 2025 5,150,394 128,668
Ultra 10-Yr. U.S. Treasury Note 120 December 2025 13,693,458 164,668
Total Futures Long Contracts $ 31,950,379 $ 292,122
Total Futures Contracts $ 31,950,379 $292,122
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 293,336
Total Interest Rate Contracts 293,336
Total Asset Derivatives $293,336
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,214
Total Interest Rate Contracts 1,214
Total Liability Derivatives $1,214
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,238,835)
Total Interest Rate Contracts (1,238,835)
Total ($1,238,835)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,198,968
Total Interest Rate Contracts 1,198,968
Total $1,198,968
The following table presents Income Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $25,411,472

Income Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $25,282 $140,729 $166,011 $– – –%
Total Affiliated Short-Term Investments 25,282 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,431 157,246 162,060 11,617 11,617 0.9
Total Collateral Held for Securities Loaned 16,431 11,617 0.9
Total Value $41,713 $11,617
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $235
Total Income/Non Cash Income from Affiliated Investments $235
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 61
Total Affiliated Income from Securities Loaned, Net $61
Total $– $– $–

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

E
Shares Common Stock 89.0% Value
Australia  5.7%
69,129 AGL Energy, Ltd. $ 418,761
6,739 Amotiv, Ltd. 39,256
6,865 Ansell, Ltd. 164,007
185,142 Aurizon Holdings, Ltd. 415,365
19,764 Austal, Ltd.
a
87,637
89,113 Australia and New Zealand
Banking Group, Ltd. 2,134,410
4,112 Bank of Queensland, Ltd. 18,450
6,114 Bendigo and Adelaide Bank, Ltd. 50,575
228,496 BHP Group, Ltd. 6,514,019
7,993 BlueScope Steel, Ltd. 119,585
196,790 Brambles, Ltd. 3,197,756
16,293 Challenger, Ltd. 99,175
41,384 Charter Hall Retail REIT 111,528
6,441 Codan, Ltd. 152,529
55,165 Commonwealth Bank of Australia 6,189,796
14,361 Computershare, Ltd. 343,078
13,002 Credit Corp Group, Ltd. 121,975
46,591 Cromwell Property Group 14,172
48,428 Deterra Royalties, Ltd. 129,110
46,937 Dexus Industria REIT 87,842
407,798 DEXUS Property Group 1,944,289
51,424 Downer EDI, Ltd. 259,744
213,329 Dyno Nobel, Ltd. 448,924
34,267 Endeavour Group, Ltd. 81,982
12,630 Evolution Mining, Ltd. 89,377
602,526 GPT Group 2,116,376
30,237 Helia Group, Ltd. 106,645
112,416 HomeCo Daily Needs REIT 100,409
29,854 Inghams Group, Ltd. 47,253
310,031 Insurance Australia Group, Ltd. 1,593,821
27,701 IPH, Ltd. 66,793
19,710 JB Hi-Fi, Ltd. 1,348,290
51,476 Liontown Resources, Ltd.
a
39,483
198,008 Medibank, Private Ltd. 631,941
7,431 Mineral Resources, Ltd.
a
234,690
81,915 National Australia Bank, Ltd. 2,335,404
16,922 Netwealth Group, Ltd. 340,606
20,832 New Hope Corporation, Ltd. 56,538
90,245 Nickel Industries, Ltd. 43,592
88,891 NRW Holdings, Ltd. 281,645
92,274 Orica, Ltd. 1,341,697
209,802 Perenti, Ltd. 371,591
96,035 Perseus Mining, Ltd. 304,812
25,362 Pilbara Minerals, Ltd.
a
54,574
4,437 Pro Medicus, Ltd. 761,855
2,945 Qantas Airways, Ltd. 19,620
442,817 QBE Insurance Group, Ltd. 5,745,367
3,144 Ramsay Health Care, Ltd. 65,961
37,069 Region Group 59,208
83,877 Regis Resources, Ltd. 352,116
49,662 Rio Tinto, Ltd. 4,311,972
8,544 Silex Systems, Ltd.
a
57,594
84,232 Stanmore Resources, Ltd. 118,382
62,017 Steadfast Group, Ltd. 227,188
146,285 Tabcorp Holdings, Ltd. 101,652
108,079 Technology One, Ltd. 2,602,980
517,938 Telstra Corporation, Ltd. 1,654,729
69,977 Ventia Services Group, Pty. Ltd. 262,103
134,232 Waypoint REIT, Ltd. 232,798
92,256 Westpac Banking Corporation 2,334,492
54,358 Worley, Ltd. 507,649
Total 54,065,168
Shares Common Stock  89.0% Value
Austria  0.1%
13,709 ams OSRAM AG
a
$ 189,698
982 BAWAG Group AG
b
126,904
1,235 Erste Group Bank AG 127,932
1,137 Porr AG 36,085
1,064 SBO AG 35,274
5,360 Voestalpine AG 190,848
9,737 Wienerberger AG 289,038
Total 995,779
Belgium  0.5%
5,304 Ackermans & van Haaren NV 1,320,943
2,965 Aedifica SA 216,528
45,152 Anheuser-Busch InBev NV 2,753,231
3,669 Barco NV 52,326
4,055 Bekaert SA 169,388
237 Deme Group NV 35,808
415 Montea NV 33,515
15,036 Umicore SA 286,323
Total 4,868,062
Bermuda  0.3%
13,312 Aegon, Ltd. 101,447
25,000 BOE Varitronix, Ltd. 16,015
563 Credicorp, Ltd. 146,943
28,800 Jardine Matheson Holdings, Ltd. 1,690,980
12,000 Johnson Electric Holdings, Ltd. 56,307
12,160 Odfjell Drilling, Ltd. 97,675
67,000 PAX Global Technology, Ltd. 45,957
71,000 Yue Yuen Industrial Holdings, Ltd. 130,212
Total 2,285,536
Brazil  0.4%
36,400 Allos SA 168,402
7,300 Alupar Investimento SA 44,316
55,800 Ambev SA 132,241
13,400 Banco ABC Brasil SA 57,337
60,617 Banco Bradesco SA ADR 204,886
35,300 Banco do Brasil SA 144,088
49,500 Banco do Estado do Rio Grande
do Sul SA 126,235
3,026 Centrais Eletricas Brasileiras SA
ADR 31,319
295,500 Cogna Educacao SA 205,424
22,800 Companhia de Saneamento de
Minas Gerais COPASA MG 159,602
931 Companhia Paranaense de Energia
- COPEL ADR 9,040
21,000 CPFL Energia SA 161,912
22,700 Cury Construtora e Incorporadora
SA 147,467
30,500 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 172,740
90,000 Direcional Engenharia SA 285,393
1,900 Equatorial Energia SA 12,915
73,929 Itau Unibanco Holding SA ADR 544,117
4,100 M. Dias Branco SA 22,390
110,000 Magazine Luiza SA 172,976
11,200 Metalurgica Gerdau SA 22,879
12,155 Petroleo Brasileiro SA - Petrobras
ADR 141,484
24,400 Sendas Distribuidora SA 39,050
19,700 Telefonica Brasil SA 118,128
17,800 TIM SA/Brazil 80,266

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
Brazil  0.4%  - continued
4,200 Transmissora Alianca de Energia
Eletrica SA $ 29,752
8,500 Tupy SA 19,575
48,742 Vale SA ADR 589,291
Total 3,843,225
Canada  <0.1%
12,800 China Gold International Resources
Corporation, Ltd. 215,462
Total 215,462
Cayman Islands  2.1%
116,000 3SBio, Inc.
b
461,524
81,000 AAC Technologies Holdings, Inc. 416,372
140,388 Alibaba Group Holding, Ltd. 2,987,281
130,500 China Hongqiao Group, Ltd. 495,482
30,000 China Lesso Group Holdings, Ltd. 17,167
108,000 China Resources Land, Ltd. 390,197
75,800 Chow Tai Fook Jewellery Group,
Ltd. 148,357
222,000 Consun Pharmaceutical Group,
Ltd. 429,422
813 Futu Holdings, Ltd. ADR 161,820
182,000 Geely Automobile Holdings, Ltd. 431,760
133,500 Greentown China Holdings, Ltd. 142,885
44,000 HBM Holdings, Ltd.
a,b
76,257
41,257 Hello Group, Inc. ADR 280,135
1,889 JOYY, Inc. ADR 112,037
144,500 Kingboard Holdings, Ltd. 517,719
22,800 Kuaishou Technology
b
211,683
16,329 Meituan
a,b
214,935
29,500 NetDragon Websoft Holdings, Ltd. 46,085
7,576 NetEase, Inc. ADR 1,061,398
54,000 Newborn Town, Inc.
a
73,410
115,000 Nexteer Automotive Group, Ltd. 99,688
17,536 NU Holdings, Ltd./Cayman Islands
a
282,505
3,370 PDD Holdings, Inc. ADR
a
454,512
7,600 Pop Mart International Group, Ltd.
b
216,183
69,000 Q Technology Group Company,
Ltd. 124,083
673,000 Shui On Land, Ltd. 61,405
134,000 Sino Biopharmaceutical, Ltd. 122,065
21,000 TCL Electronics Holdings, Ltd. 24,934
65,590 Tencent Holdings, Ltd. 5,327,729
1,506 Tencent Music Entertainment Group
ADR 33,614
3,635 UP Fintech Holding, Ltd. ADR
a
39,185
140,000 VSTECS Holdings, Ltd. 173,341
3,274,500 WH Group, Ltd.
b
3,149,798
64,500 WuXi Biologics (Cayman), Inc.
a,b
300,834
103,000 Xiaomi Corporation
a,b
571,435
Total 19,657,237
Chile  <0.1%
3,261 Banco de Chile ADR 113,842
2,480 Banco de Credito e Inversiones SA 127,277
1,715 Banco Santander Chile SA ADR 49,220
371,452 Colbun SA 55,843
16,660 Parque Arauco SA 46,448
Total 392,630
Shares Common Stock  89.0% Value
China  1.2%
92,000 Aluminum Corporation of China,
Ltd., Class H $ 116,980
14,000 Anhui Expressway Company, Ltd. 22,227
20,500 Avary Holding Shenzhen Company,
Ltd. 151,109
521,000 BAIC Motor Corporation, Ltd.
a,b
134,720
230,500 Bank of Beijing Company, Ltd. 181,136
7,500 BYD Company, Ltd., Class H 96,900
190,700 Changjiang Securities Company,
Ltd. 236,492
570,000 China Construction Bank
Corporation, Class H 564,324
164,000 China International Capital
Corporation, Ltd.
b
446,170
62,199 China Life Insurance Company,
Ltd., Class A 384,616
68,000 China Life Insurance Company,
Ltd., Class H 214,437
260,500 China Minsheng Banking
Corporation, Ltd. 133,458
98,000 China National Building Material
Company, Ltd. 69,448
50,900 China Pacific Insurance (Group)
Company, Ltd., Class A 254,028
54,200 China Pacific Insurance (Group)
Company, Ltd., Class H 219,730
61,500 CITIC Securities Company, Ltd.,
Class H 234,136
132,000 CMOC Group, Ltd. 285,775
188,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 326,903
35,500 Gree Electric Appliances, Inc. of
Zhuhai 198,505
25,500 Guosen Securities Company, Ltd. 50,349
48,000 Harbin Electric Company, Ltd. 78,926
97,600 Huatai Securities Company, Ltd.,
Class H
b
245,375
116,200 Huaxia Bank Company, Ltd. 111,244
17,700 HUAYU Automotive Systems
Company, Ltd. 50,831
94,000 Industrial and Commercial Bank of
China, Ltd., Class H 72,831
98,800 Industrial Securities Company, Ltd. 95,625
38,900 Inner Mongolia Yili Industrial Group
Company, Ltd. 149,969
16,000 Lenovo Group, Ltd. 23,342
1,200 Midea Group Company, Ltd. 12,890
51,600 New China Life Insurance
Company, Ltd., Class A 491,804
55,400 New China Life Insurance
Company, Ltd., Class H 350,106
663,000 People's Insurance Company
(Group) of China, Ltd., Class H 595,447
51,400 PetroChina Company, Ltd., Class A 66,189
264,000 PetroChina Company, Ltd., Class H 272,902
38,000 PICC Property and Casualty
Company, Ltd. 89,776
4,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 39,849
91,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 657,414
333,100 SAIC Motor Corporation, Ltd. 779,351
281,300 SDIC Capital Company, Ltd. 310,094
336,400 Shandong Weigao Group Medical
Polymer Company, Ltd. 235,476
15,600 Sinopharm Group Company, Ltd. 38,884

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
China  1.2%  - continued
87,000 Tong Ren Tang Technologies
Company, Ltd. $ 51,917
15,805 Vipshop Holdings, Ltd. ADR 276,429
400 WuXi AppTec Company, Ltd., Class
A 5,587
41,500 WuXi AppTec Company, Ltd., Class
H
b
579,884
21,000 Xinhua Winshare Publishing and
Media Company, Ltd. 28,188
68,100 Zhejiang Dahua Technology
Company, Ltd. 195,835
78,000 Zhejiang Expressway Company,
Ltd. 76,144
60,200 Zhejiang Longsheng Group
Company, Ltd. 89,136
112,000 Zijin Mining Group Company, Ltd. 463,346
Total 10,856,234
Colombia  0.1%
5,597 Grupo Cibest SA 90,750
6,347 Grupo Cibest SA ADR 368,380
Total 459,130
Cyprus  <–%
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  <0.1%
1,707 CEZ AS 104,552
2,103 Komercni Banka AS 107,581
12,627 Moneta Money Bank AS
b
106,882
39 Philip Morris CR 33,253
Total 352,268
Denmark  1.3%
937 A.P. Moller - Maersk AS, Class B 1,926,405
4,565 ALK-Abello AS
a
150,592
723 Carlsberg AS 85,010
2,421 ChemoMetec AS 295,872
2,103 FLSmidth & Company AS 163,781
6,630 Genmab AS
a
1,891,061
437 Gubra AS 28,981
15,145 H Lundbeck AS, Class B 110,455
3,413 ISS AS 107,574
3,019 NKT AS
a
337,949
132,322 Novo Nordisk AS 6,514,439
3,234 Orsted AS
a,b
57,918
673 Pandora AS 90,053
2,424 Per Aarsleff Holding AS 275,254
967 Royal Unibrew AS 73,086
9,863 Scandinavian Tobacco Group AS
b
130,765
858 Sydbank AS 73,249
1,010 Zealand Pharma AS
a
79,966
Total 12,392,410
Egypt  <0.1%
8,510 Commercial International Bank
Egypt SAE GDR 18,143
Total 18,143
Finland  0.5%
163,519 Fortum Oyj 3,646,446
Shares Common Stock  89.0% Value
Finland  0.5%  - continued
3,535 Huhtamaki Oyj $ 118,800
2,761 Kalmar Oyj 114,387
3,944 Kemira Oyj 86,804
7,908 Kojamo Oyj
a
95,800
2,642 Konecranes Oyj 260,785
Total 4,323,022
France  7.3%
12,477 Air France-KLM
a
166,332
20,670 Air Liquide SA 4,000,431
216,605 AXA SA 9,398,104
108,485 BNP Paribas SA 8,402,994
10,537 Compagnie de Saint-Gobain SA 1,022,738
251,620 Credit Agricole SA 4,542,067
15,121 Danone SA 1,335,430
203 Eiffage SA 24,979
351,640 Engie SA 8,232,896
32,516 FORVIA SE
a
416,384
533 Gaztransport Et Technigaz SA 105,549
1,063 Hermes International SCA 2,630,340
5,714 ICADE 139,229
1,521 Ipsen SA 213,747
10,966 Ipsos SA 420,341
40,312 Legrand SA 6,961,355
5,656 LVMH Moet Hennessy Louis Vuitton
SE 3,997,774
10,712 Mercialys SA 130,703
1,227 Mersen SA 31,014
1,181 Nexans SA 166,287
1,601 Quadient SA 27,556
31,843 Safran SA 11,314,356
4,222 Schneider Electric SE 1,202,969
5,592 SCOR SE 169,279
657 Sopra Steria Group 102,259
3,766 SPIE SA 191,660
9,442 Technip Energies NV 383,665
14,453 Valeo SE 199,815
538 Vicat SA 40,333
21,713 Vinci SA 2,903,369
4,214 Wendel SA 395,526
Total 69,269,481
Germany  7.1%
32,840 Allianz SE 13,196,426
8,221 Deutsche Bank AG 294,312
20,001 Deutsche Boerse AG 5,065,034
1,603 Deutsche Lufthansa AG 14,053
264,735 Deutsche Telekom AG 8,200,178
2,685 Duerr AG 62,626
51,474 E.ON SE 957,741
2,604 Eckert & Ziegler SE 50,889
4,275 Freenet AG 132,943
38,412 Fresenius Medical Care AG 2,062,226
372 FUCHS SE 16,652
21,343 Heidelberg Materials AG 5,007,124
1,250 Hornbach Holding AG & Company
KGaA 125,071
2,405 Hugo Boss AG 106,697
206 IONOS Group SE
a
7,316
2,770 Jenoptik AG 62,563
2,413 Jungheinrich AG 86,236
7,629 KION Group AG 542,072
1,419 Krones AG 206,107
1,670 LEG Immobilien SE 127,277

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
Germany  7.1%  - continued
130 MBB SE $ 28,536
15,430 Mercedes-Benz Group AG 1,001,164
11,156 Muenchener Rueckversicherungs-
Gesellschaft AG 6,902,118
1,216 Rheinmetall AG 2,390,383
5,809 SAF-Holland SE 94,494
39,478 SAP SE 10,267,096
10,097 Scout24 SE
b
1,167,675
12,929 Siemens AG 3,664,027
32,906 Siemens Energy AG
a
4,099,586
1,427 SMA Solar Technology AG
a
42,798
3,102 Stabilus SE 77,874
2,203 SUSS MicroTec SE 70,794
1,131 Talanx AG 137,723
7,554 TeamViewer SE
b
55,602
6,645 ThyssenKrupp AG 69,635
332 TKMS AG & Company KGaA
a
31,284
20,525 TUI AG
a
174,890
254 Wacker Neuson SE 5,531
Total 66,604,753
Greece  0.1%
2,367 Aegean Airlines SA 35,959
30,157 Alpha Bank SA 118,221
52,387 Eurobank Ergasias Services and
Holdings SA 197,058
9,945 HELLENiQ ENERGY Holdings SA 87,472
19,372 National Bank of Greece SA 284,739
10,024 Piraeus Financial Holdings SA 78,289
Total 801,738
Hong Kong  1.1%
67,000 China Overseas Grand Oceans
Group, Ltd. 18,720
97,400 China Taiping Insurance Holdings
Company, Ltd. 221,553
694,500 CK Hutchison Holdings, Ltd. 4,605,560
56,500 Genertec Universal Medical Group
Company, Ltd.
b
45,006
168,000 Guangdong Investment, Ltd. 159,597
190,000 Hysan Development Company, Ltd. 393,634
450,100 Link REIT 2,343,947
44,000 New World Development Company,
Ltd.
a
40,728
60,000 Simcere Pharmaceutical Group,
Ltd.
b
95,564
153,500 Sun Hung Kai Properties, Ltd. 1,867,908
15,900 VTech Holdings, Ltd. 129,676
Total 9,921,893
Hungary  0.1%
30,584 MOL Hungarian Oil & Gas plc 269,042
4,599 OTP Bank Nyrt 438,999
Total 708,041
India  1.6%
6,316 Aditya Birla Sun Life Asset
Management Company, Ltd. 54,153
11,237 Bajaj Finserv, Ltd. 264,104
151,743 Bharat Petroleum Corporation, Ltd. 608,748
54,766 Bharti Airtel, Ltd. 1,268,172
3,291 Ceat, Ltd. 149,504
Shares Common Stock  89.0% Value
India  1.6%  - continued
55,621 Chambal Fertilisers and Chemicals,
Ltd. $ 301,115
37,100 Cipla, Ltd. 627,355
2,393 Coromandel International, Ltd. 57,223
3,396 Eicher Motors, Ltd. 267,817
11,597 HCL Technologies, Ltd. 201,221
11,917 HDFC Asset Management
Company, Ltd.
b
721,842
93,692 HDFC Bank, Ltd. 1,041,747
18,672 HDFC Life Insurance Company,
Ltd.
b
153,799
1,824 Hero MotoCorp, Ltd. 113,855
70,909 Hindalco Industries, Ltd. 676,317
1,219 Hindustan Aeronautics, Ltd. 64,216
125,058 Hindustan Petroleum Corporation,
Ltd. 669,045
19,754 ICICI Bank, Ltd. ADR 598,546
39,857 Infosys, Ltd. ADR 660,430
3,498 InterGlobe Aviation, Ltd.
b
221,628
14,463 Jindal Saw, Ltd. 28,544
37,804 JSW Steel, Ltd. 513,337
3,024 Kotak Mahindra Bank, Ltd. 71,635
1,437 Larsen & Toubro, Ltd. 65,203
6,419 LT Foods, Ltd. 30,398
1,829 LTIMindtree, Ltd.
b
116,996
7,517 Lupin, Ltd. 166,409
5,458 Mahindra & Mahindra, Ltd. 214,325
3,781 Maruti Suzuki India, Ltd. 688,579
2,762 Max Financial Services, Ltd.
a
48,075
166 MRF, Ltd. 294,409
3,548 Nava, Ltd. 24,715
25,128 NLC India, Ltd. 74,145
151,959 NMDC, Ltd. 129,635
801 Oberoi Realty, Ltd. 16,037
3,929 Orient Cement, Ltd. 9,492
680 Page Industries, Ltd. 315,438
32,367 Paradeep Phosphates, Ltd.
b
60,635
1,760 Persistent Systems, Ltd. 117,125
2,948 Pidilite Industries, Ltd. 47,979
55,109 Reliance Industries, Ltd. 922,131
11,450 SBI Life Insurance Company, Ltd.
b
251,924
12,641 Tata Consultancy Services, Ltd. 435,062
42,385 Tata Motors Passenger Vehicles,
Ltd. 195,629
42,385 Tata Motors, Ltd./new
a,c
118,274
257,283 Tata Steel, Ltd. 529,493
21,347 Tech Mahindra, Ltd. 342,166
1,482 UltraTech Cement, Ltd. 199,285
65,295 Wipro, Ltd. ADR 171,726
Total 14,919,638
Ireland  0.2%
40,418 AIB Group plc 372,504
41,163 Bank of Ireland Group plc 673,958
36,878 Ryanair Holdings plc 1,116,499
Total 2,162,961
Isle of Man  <0.1%
18,096 Entain plc 188,482
Total 188,482
Israel  1.1%
3,547 Airport City, Ltd.
a
70,111
74,162 Bank Hapoalim BM 1,504,204

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
Israel  1.1%  - continued
82,047 Bank Leumi Le-Israel BM $ 1,665,225
99,009 Bezeq Israel Telecommunication
Corporation, Ltd. 202,800
214 Blue Square Real Estate, Ltd. 25,860
19,780 Check Point Software Technologies,
Ltd.
a
3,870,551
2,742 Clal Insurance Enterprises
Holdings, Ltd. 152,469
1,298 Delek Group, Ltd. 341,266
597 FIBI Holdings, Ltd. 45,862
1,116 First International Bank of Israel,
Ltd. 80,265
2,688 Fiverr International, Ltd.
a
60,856
964 Formula Systems 1985, Ltd. 139,940
681 Hilan, Ltd. 53,650
680 Israel Corporation, Ltd. 240,756
6,397 Ituran Location and Control, Ltd. 246,349
2,123 Matrix IT, Ltd. 78,622
657 Mizrahi Tefahot Bank, Ltd. 42,717
2,441 Monday.com, Ltd.
a
500,991
356 NICE, Ltd.
a
48,561
568 Oddity Tech, Ltd.
a
25,702
4,494 One Software Technologies, Ltd. 120,842
19,418 Plus500, Ltd. 807,971
9,024 REIT 1, Ltd. 73,942
18,088 Riskified, Ltd.
a
85,556
7,086 Shufersal, Ltd. 88,065
2,363 Tower Semiconductor, Ltd.
a
195,312
Total 10,768,445
Italy  3.2%
13,482 ACEA SPA 326,650
4,505 Azimut Holding SPA 176,310
4,776 Banca IFIS SPA 123,391
34,902 Banca Monte dei Paschi di Siena
SPA 306,106
32,854 Buzzi SPA 1,979,221
46,046 Enel SPA 465,788
8,706 Eni SPA 160,533
168,393 Generali 6,482,410
321,262 Italgas SPA 3,370,964
421 Leonardo SPA 24,769
35,660 Lottomatica Group SPA 879,306
12,965 MAIRE SPA 196,847
73,938 OVS SPA
b
373,153
147,466 Pirelli & C. SPA
b
1,035,214
30,269 Recordati SPA 1,801,656
357 Reply SPA 50,103
4,440 Technogym SPA
b
80,422
147,291 UniCredit SPA 10,906,362
66,591 Unipol Assicurazioni SPA 1,457,892
8,779 Webuild SPA 35,479
Total 30,232,576
Japan  18.8%
1,900 ADEKA Corporation 43,050
32,400 Advantest Corporation 4,851,765
140 AEON REIT Investment Corporation 118,528
4,700 Ain Holdings, Inc. 196,926
9,800 Alfresa Holdings Corporation 138,458
9,600 ALSOK Company, Ltd. 65,615
148,300 Amada Company, Ltd. 1,768,424
1,600 Amano Corporation 42,451
4,400 Anycolor, Inc. 171,637
Shares Common Stock  89.0% Value
Japan  18.8%  - continued
9,100 AOKI Holdings, Inc. $ 98,105
16,000 Arcs Company, Ltd. 325,145
5,800 Argo Graphics, Inc. 51,451
3,600 Artience Company, Ltd. 73,372
6,900 Asics Corporation 175,703
16,600 Bandai Namco Holdings, Inc. 516,632
5,300 BayCurrent, Inc. 243,079
8,600 BIPROGY, Inc. 347,366
6,900 Bridgestone Corporation 301,220
59,400 Brother Industries, Ltd. 1,011,031
4,900 Canon Electronics, Inc. 85,718
4,400 Chudenko Corporation 120,078
46,600 Chugai Pharmaceutical Company,
Ltd. 2,132,777
13,300 COMSYS Holdings Corporation 335,392
18,000 Cosmo Energy Holdings Company,
Ltd. 411,037
4,100 Cover Corporation
a
48,620
39 CRE Logistics REIT, Inc. 39,737
88,400 Dai Nippon Printing Company, Ltd. 1,475,430
249,500 Dai-ichi Mutual Life Insurance
Company, Ltd. 1,751,240
157 Daiwa House REIT Investment
Corporation 135,295
310,000 Daiwa Securities Group, Inc. 2,385,746
23,300 Denso Corporation 325,543
2,300 DISCO Corporation 763,791
8,500 Doshisha Company, Ltd. 159,858
4,700 Doutor Nichires Holdings
Company, Ltd. 73,318
22,800 DTS Corporation 189,942
1,200 Ebara Corporation 32,001
26,300 Eneos Holdings, Inc. 165,919
4,600 Exedy Corporation 154,560
12,100 F.C.C. Company, Ltd. 244,421
5,000 Fast Retailing Company, Ltd. 1,835,600
7,000 Ferrotec Corporation 229,465
42,500 FUJIFILM Holdings NPV 985,009
4,500 Fuyo General Lease Company, Ltd. 117,651
4,800 Glory, Ltd. 114,693
35,100 Hachijuni Bank, Ltd. 353,567
4,100 Hanwa Company, Ltd. 171,013
35,300 Heiwa Corporation 458,878
127,800 Hitachi, Ltd. 4,365,518
515,300 Honda Motor Company, Ltd. 5,208,264
4,500 Hosiden Corporation 71,735
25,000 Hoya Corporation 4,060,803
10,100 Hyakugo Bank, Ltd. 62,637
3,500 Hyakujushi Bank, Ltd. 122,529
31 Ichigo Office REIT Investment
Corporation 19,093
49,700 Inaba Denki Sangyo Company, Ltd. 1,463,517
1,400 Inabata & Company, Ltd. 31,355
4,100 INFRONEER Holdings, Inc. 43,924
1,700 Internet Initiative Japan, Inc. 30,672
43,900 ITOCHU Corporation 2,542,833
500 Jaccs Company, Ltd. 13,078
58 Japan Metropolitan Fund
Investment Corporation 44,867
11,500 Japan Petroleum Exploration
Company, Ltd. 96,112
65,000 Japan Post Bank Company, Ltd. 728,330
259,800 Japan Post Holdings Company,
Ltd. 2,434,601

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
Japan  18.8%  - continued
9,900 Japan Post Insurance Company,
Ltd. $ 256,037
10,200 Juroku Financial Group, Inc. 371,485
2,400 Kaga Electronics Company, Ltd. 55,575
1,400 Kakaku.com, Inc. 24,889
4,800 Kaken Pharmaceutical Company,
Ltd. 114,170
12,100 Kamigumi Company, Ltd. 363,221
283,300 KDDI Corporation 4,515,905
184 KDX Realty Investment Corporation 203,717
15,300 Keiyo Bank, Ltd. 129,080
6,100 Keyence Corporation 2,263,922
2,500 Kokusai Electric Corporation 91,354
60,800 Komatsu, Ltd. 2,033,819
2,900 KOSE Corporation 111,101
12,600 Kumagai Gumi Company, Ltd. 114,403
3,200 Kurabo Industries, Ltd. 145,502
2,100 Kuraray Company, Ltd. 22,757
7,400 Kureha Corporation 176,904
199,400 Kyocera Corporation 2,645,920
49,500 Kyoei Steel, Ltd. 736,923
900 KYORIN Pharmaceutical Company,
Ltd. 8,204
13,300 Lintec Corporation 338,009
2,600 Macnica Holdings, Inc. 37,016
14,000 Makita Corporation 423,239
1,000 Maruha Nichiro Corporation 22,353
32,100 Maruichi Steel Tube, Ltd. 271,415
200 Maruwa Company, Ltd./Aichi 56,547
15,500 Matsui Securities Company, Ltd. 77,211
31,600 Mazda Motor Corporation 217,751
18,500 Medipal Holdings Corporation 301,003
35,000 MEITEC Group Holdings, Inc. 717,449
21,100 MIRAIT ONE Corporation 408,862
1,100 Mitsubishi Chemical Group
Corporation 5,746
47,400 Mitsubishi Corporation 1,138,200
34,200 Mitsubishi Electric Corporation 971,027
9,400 Mitsubishi Gas Chemical Company,
Inc. 173,911
64,700 Mitsubishi HC Capital, Inc. 506,127
215,800 Mitsubishi Heavy Industries, Ltd. 6,514,934
14,000 Mitsubishi Logistics Corporation 101,515
17,300 Mitsubishi Motors Corporation 42,159
555,000 Mitsubishi UFJ Financial Group,
Inc. 8,383,431
25,600 Mitsui & Company, Ltd. 629,546
1,900 Mitsui DM Sugar Company, Ltd. 37,418
123,100 Mizuho Financial Group, Inc. 4,123,294
3,700 Mizuho Leasing Company, Ltd. 29,642
5,100 Nanto Bank, Ltd. 169,623
60,400 NEC Corporation 2,193,731
3,400 Nikon Corporation 39,653
21,800 Nintendo Company, Ltd. 1,859,320
1,100 Nippon Shinyaku Company, Ltd. 23,016
39,500 Nippon Shokubai Company, Ltd. 457,660
334,000 Nippon Steel Corporation 1,376,758
66,600 Nippon Yusen Kabushiki Kaisha 2,299,920
4,200 Nishimatsu Construction Company,
Ltd. 144,269
800 Nishio Holdings Company, Ltd. 22,759
217,600 Nissan Motor Company, Ltd.
a
497,376
4,300 Nisshin Oillio Group, Ltd. 142,077
900 Nitta Corporation 23,591
23,600 Nitto Kogyo Corporation 565,158
Shares Common Stock  89.0% Value
Japan  18.8%  - continued
10,500 Nojima Corporation $ 77,530
147,200 Nomura Holdings, Inc. 1,050,434
81,900 Nomura Real Estate Holdings, Inc. 467,721
199 Nomura Real Estate Master Fund,
Inc. 212,332
6,000 Noritsu Koki Company, Ltd. 65,130
17,000 NS Solutions Corporation 428,346
13,500 NSD Company, Ltd. 288,436
23,400 NSK, Ltd. 117,913
3,802,300 NTT, Inc. 3,913,532
1,700 OBIC Business Consultants
Company, Ltd. 97,292
6,400 Ogaki Kyoritsu Bank, Ltd. 153,204
6,400 Ohsho Food Service Corporation 139,885
4,800 Oiles Corporation 70,311
14,600 Oji Holdings Corporation 73,663
4,500 Okamura Corporation 65,831
1,700 Okumura Corporation 53,891
158,200 Ono Pharmaceutical Company, Ltd. 1,930,580
4,300 PAL GROUP Holdings Company,
Ltd. 55,330
251,200 Panasonic Holdings Corporation 2,918,752
324,800 Persol Holdings Company, Ltd. 538,800
3,100 Plus Alpha Consulting Company,
Ltd. 47,523
1,400 RAIZNEXT Corporation 17,394
11,700 Rakuten Bank, Ltd.
a
642,182
109,000 Rakuten Group, Inc.
a
713,101
95,416 Recruit Holdings Company, Ltd. 4,731,486
5,500 Restar Corporation 92,014
1,800 Riken Vitamin Company, Ltd. 32,678
13,900 Rohto Pharmaceutical Company,
Ltd. 215,590
5,200 Rorze Corporation 72,412
6,900 Sanki Engineering Company, Ltd. 237,126
5,500 Sankyo Company, Ltd. 95,410
9,100 Sanrio Company, Ltd. 421,133
8,600 Sanyo Chemical Industries, Ltd. 233,996
27,700 SBI Holdings, Inc. 1,237,831
300 SCREEN Holdings Company, Ltd. 28,439
6,000 SCSK Corporation 220,480
4,600 Sega Sammy Holdings, Inc. 85,117
173,900 Seiko Epson Corporation 2,203,420
163,200 Sekisui House, Ltd. 3,501,501
13,700 Shin-Etsu Chemical Company, Ltd. 411,808
5,200 ShinMaywa Industries, Ltd. 67,626
1,800 Shinnihon Corporation 20,688
29,900 Ship Healthcare Holdings, Inc. 447,287
9,000 Shizuoka Financial Group, Inc. 121,209
18,300 SKY Perfect JSAT Holdings, Inc. 180,072
3,500 Socionext, Inc. 78,766
1,124,500 SoftBank Corporation 1,597,913
18,500 SoftBank Group Corporation 3,246,171
61,700 Sojitz Corporation 1,636,929
124,500 Sompo Holdings, Inc. 3,794,196
286,100 Sony Group Corporation 7,967,767
27 SOSiLA Logistics REIT, Inc. 21,614
155 Star Asia Investment Corporation 61,689
15,000 Star Micronics Company, Ltd. 161,656
1,900 Starts Corporation, Inc. 59,021
34,900 Subaru Corporation 742,432
3,500 Sumco Corporation 35,668
95,100 Sumitomo Corporation 2,766,549
109,500 Sumitomo Forestry Company, Ltd. 1,139,104

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
Japan  18.8%  - continued
75,300 Sumitomo Mitsui Financial Group,
Inc. $ 2,038,658
1,700 Sumitomo Riko Company, Ltd. 28,768
8,500 Suzuken Company, Ltd./Aichi
Japan 322,800
61,400 Systena Corporation 211,300
1,400 Taikisha, Ltd. 27,717
19,000 Taiyo Holdings Company, Ltd. 1,016,375
9,600 Takamatsu Construction Group
Company, Ltd. 210,696
78,300 Takeda Pharmaceutical Company,
Ltd. 2,113,122
4,100 TBS Holdings, Inc. 141,563
9,100 TechMatrix Corporation 128,700
1,500 THK Company, Ltd. 39,941
82,100 Timee, Inc.
a
791,699
5,400 Toa Corporation/Tokyo 82,712
43,200 Toagosei Company, Ltd. 428,538
2,400 Toenec Corporation 26,047
1,600 Toho Holdings Company, Ltd. 51,310
3,000 Tokai Corporation/Gifu 41,559
74,300 Tokai Tokyo Financial Holdings, Inc. 275,309
54,500 Tokio Marine Holdings, Inc. 2,032,479
28,600 Tokyo Electric Power Company
Holdings, Inc.
a
142,927
22,600 Tokyo Electron, Ltd. 4,982,630
600 Tokyo Seimitsu Company, Ltd. 41,276
2,000 Tokyo Tatemono Company, Ltd. 37,340
22,000 Tokyu Construction Company, Ltd. 149,628
1,400 Tokyu Fudosan Holdings
Corporation 11,282
43,800 TOPPAN Holdings, Inc. 1,071,254
60,500 Tosoh Corporation 862,582
1,100 Totech Corporation 22,714
4,700 Totetsu Kogyo Company, Ltd. 128,997
353,900 Toyota Motor Corporation 7,215,008
12,300 Trial Holdings, Inc. 164,085
20,500 TS Tech Company, Ltd. 242,961
84,200 Tsubakimoto Chain Company 1,178,476
64,700 TV Asahi Holdings Corporation 1,316,604
13,600 UBE Corporation 199,934
7,000 Yamazen Corporation 64,861
20,900 Yokogawa Bridge Holdings
Corporation 373,072
3,900 Yonex Company, Ltd. 100,310
17,500 Yuasa Trading Company, Ltd. 568,974
Total 177,893,848
Jersey  0.1%
13,157 International Workplace Group plc 39,156
119,608 Man Group plc 330,454
170,149 TP ICAP Group plc 586,838
Total 956,448
Kuwait  0.1%
109,589 Agility Public Warehousing
Company KSCP 53,822
10,859 HumanSoft Holding Company
KSCC 87,580
94,341 Kuwait Finance House KSCP 246,963
16,498 Mobile Telecommunications
Company KSCP 28,512
Shares Common Stock  89.0% Value
Kuwait  0.1%  - continued
73,479 National Bank of Kuwait KSCP $ 251,647
Total 668,524
Luxembourg  0.7%
59,430 Aroundtown SA
a
212,370
2,403 Befesa SA
b
79,582
26,410 Grand City Properties SA
a
336,285
2,099 Millicom International Cellular SA 98,884
2,976 RTL Group SA 114,906
9,224 Spotify Technology SA
a
6,044,672
Total 6,886,699
Malaysia  <0.1%
12,400 Hong Leong Bank Bhd 60,849
92,800 Sunway Construction Group Bhd 130,175
Total 191,024
Mexico  0.1%
5,108 America Movil SAB de CV ADR 116,309
3,839 Cemex SAB de CV ADR 38,966
84,300 Fibra Uno Administracion SA de CV 122,830
21,930 Grupo Financiero Banorte SAB de
CV ADR 205,873
15,700 Grupo Mexico SAB de CV 135,472
4,300 Industrias Penoles SAB de CV
a
181,663
24,600 Megacable Holdings SAB de CV 70,403
5,000 Regional SAB de CV 37,043
Total 908,559
Netherlands  5.7%
1,823 Aalberts NV 57,755
5,115 ABN AMRO Bank NV
b
152,829
33,773 AerCap Holdings NV 4,398,596
16,564 Airbus SE 4,084,186
13,822 ASML Holding NV 14,614,068
14,184 Cementir Holding NV 261,347
1,331 Euronext NV
b
190,215
15,179 Ferrari NV 6,078,565
30,528 Ferrovial SE 1,873,322
30,528 Ferrovial SE, DRIP
a,c
3
3,161 JBS NV 41,757
189,888 Koninklijke Ahold Delhaize NV 7,772,195
34,391 Koninklijke BAM Groep NV 319,247
1,489 Koninklijke Heijmans NV 105,486
22,206 Koninklijke Vopak NV 1,006,304
266,515 MFE-MediaForEurope NV 943,660
37,152 NN Group NV 2,542,480
106,772 Prosus NV 7,379,882
106,772 Prosus NV, Rights
a,c
12
61,448 SBM Offshore NV 1,588,979
16,542 Wereldhave NV 351,354
Total 53,762,242
New Zealand  <0.1%
29,758 Contact Energy, Ltd. 158,635
Total 158,635
Norway  0.7%
122,253 DNB Bank ASA 3,120,561
37,020 DNO International ASA 50,550
88,836 Kongsberg Gruppen ASA 2,264,722
5,171 Nordic Semiconductor ASA
a
74,789

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
Norway  0.7%  - continued
1,555 Sparebank 1 Oestlandet $ 27,269
9,406 SpareBank 1 SMN 173,010
46,611 Storebrand ASA 722,331
443 Wilh Wilhelmsen Holding ASA 22,305
5,233 Yara International ASA 190,649
Total 6,646,186
Philippines  <0.1%
10,810 International Container Terminal
Services, Inc. 97,500
Total 97,500
Poland  0.1%
699 Asseco Poland SA 40,659
5,449 Bank Millennium SA
a
22,808
3,895 Bank Polska Kasa Opieki SA 199,431
10,304 Orlen SA 279,278
63,110 PGE Polska Grupa Energetyczna
SA
a
191,367
10,403 Powszechna Kasa Oszczednosci
Bank Polski SA 213,296
27,434 Tauron Polska Energia SA
a
74,267
Total 1,021,106
Portugal  0.5%
1,455,026 Banco Comercial Portugues SA 1,284,350
46,623 CTT-Correios de Portugal SA 405,366
524,905 EDP SA 2,609,367
4,154 Mota-Engil SGPS SA 28,734
103,801 Sonae SGPS SA 169,179
Total 4,496,996
Qatar  <0.1%
68,774 Baladna
a
28,843
51,358 Commercial Bank PSQC 58,396
62,464 Doha Bank QPSC 43,061
9,983 Gulf Warehousing Company 7,016
6,461 Qatar Islamic Bank QPSC 43,558
36,258 Qatar National Bank QPSC 184,408
Total 365,282
Russian Federation  <0.1%
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c
1
3,228 LUKOIL PJSC
a,c,d
0
3,189 Mechel PJSC ADR
a,c
0
234 Novatek PJSC GDR
a,c
0
3,610 Polyus PJSC
a,c,d
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
a,c,d
0
9,280 Sovcomflot OAO
a,c,d
0
35,587 Surgutneftegas PAO ADR
a,c
4
Total 14
Saudi Arabia  0.2%
5,977 Al Babtain Power &
Telecommunication Company 100,039
21,900 Al Rajhi Bank 618,984
43,987 Arab National Bank 284,487
28,510 Banque Saudi Fransi 135,681
1,818 Eastern Province Cement Company 12,546
11,305 Riyad Bank 82,089
Shares Common Stock  89.0% Value
Saudi Arabia  0.2%  - continued
2,847 Riyadh Cement Company $ 19,967
3,161 Saudi Arabian Mining Company
a
54,343
33,115 Saudi Arabian Oil Company
b
228,808
9,655 Saudi Electricity Company 41,269
37,822 Saudi National Bank 402,447
8,805 Saudi Telecom Company 106,070
2,151 Theeb Rent A Car Company 37,599
Total 2,124,329
Singapore  1.5%
33,300 AIMS APAC REIT 35,307
78,500 CapitaLand China Trust 48,189
566,600 CapitaLand Integrated Commercial
Trust 1,030,074
268,600 ComfortDelGro Corporation, Ltd. 301,173
9,328 Kenon Holdings, Ltd. 485,867
53,200 Sasseur Real Estate Investment
Trust 28,262
252,400 Singapore Exchange, Ltd. 3,275,030
397,900 Singapore Technologies
Engineering, Ltd. 2,592,343
401,800 United Overseas Land, Ltd. 2,454,683
10,600 Venture Corporation, Ltd. 121,304
147,800 Yangzijiang Financial Holding, Ltd. 120,118
1,353,200 Yangzijiang Shipbuilding Holdings,
Ltd. 3,654,666
87,800 Yanlord Land Group, Ltd.
a
48,175
Total 14,195,191
South Africa  0.3%
16,921 Absa Group, Ltd. 189,073
29,706 AECI, Ltd. 153,179
87 Capitec Bank Holdings, Ltd. 19,249
4,336 Coronation Fund Managers, Ltd. 12,309
32,465 DataTec, Ltd. 134,648
20,718 FirstRand, Ltd. 98,326
9,361 Gold Fields, Ltd. ADR 359,556
94,234 Growthpoint Properties, Ltd. 88,649
5,607 Harmony Gold Mining Company,
Ltd. ADR 92,572
25,749 Momentum Group, Ltd. 49,574
3,818 MTN Group, Ltd. 38,144
5,620 Naspers, Ltd. 394,727
2,402 Nedbank Group, Ltd. 32,718
144,332 Old Mutual, Ltd. 112,861
73,198 Redefine Properties, Ltd. 22,805
3,109 Sanlam, Ltd. 16,313
38,253 Sibanye Stillwater, Ltd.
a
101,512
23,420 Standard Bank Group 344,388
4,086 Vodacom Group 33,077
48,557 Vukile Property Fund, Ltd. 63,457
Total 2,357,137
South Korea  1.2%
7,576 BNK Financial Group, Inc. 73,341
860 CJ Corporation 102,881
3,063 Green Cross Holdings Corporation 33,849
1,617 GS Holdings Corporation 54,350
6,646 Hana Financial Group, Inc. 398,153
364 Hanwha Aerospace Company, Ltd. 249,676
1,544 Hanwha Corporation 103,269
2,172 HD Hyundai Company, Ltd. 311,971
9 HD Hyundai Heavy Industries
Company, Ltd. 3,790

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
South Korea  1.2%  - continued
1,416 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. $ 470,651
1,055 Hyundai Glovis Company, Ltd. 139,433
16,328 iM Financial Group Company, Ltd. 151,494
5,261 KB Financial Group, Inc. 429,474
2,779 Kia Corporation 233,099
2,306 Korean Reinsurance Company 17,173
3,261 LG Corporation 183,402
23,587 LG Uplus Corporation 252,301
4,142 LX International Corporation 87,514
15,483 Mirae Asset Securities Company,
Ltd. 284,673
876 PharmaResearch Company, Ltd. 331,660
215 Samsung Biologics Company,
Ltd.
*,a,c
174,851
2,612 Samsung C&T Corporation 413,352
43,022 Samsung Electronics Company,
Ltd. 3,238,533
116 Samsung Epis Holdings Company,
Ltd.
a,c
93,988
5,215 SD Biosensor, Inc. 34,956
9,823 Shinhan Financial Group Company,
Ltd. 504,534
5,503 SK Hynix, Inc. 2,141,182
2,627 SK Square Company, Ltd.
a
476,842
580 SK, Inc. 100,719
8,983 Woori Financial Group, Inc. 159,913
Total 11,251,024
Spain  2.2%
110,551 Aena SME SA
b
3,002,683
298,085 Banco Bilbao Vizcaya Argentaria
SA 6,005,219
817,644 Banco Santander SA 8,331,910
2,095 Construcciones y Auxiliar de
Ferrocarriles SA 132,282
1,673 Grifols SA 21,678
22,102 International Consolidated Airlines
Group SA 121,338
4,443 Let's GOWEX SA
a,c,e
1
72,564 Logista Integral SA 2,418,346
5,474 Melia Hotels International SA 45,298
41,771 Merlin Properties Socimi SA 650,717
2,584 Repsol SA 47,414
23,546 Sacyr SA 103,579
29,772 Unicaja Banco SA
b
80,378
1,138 Vidrala SA 108,401
1,138 Vidrala SA, Rights
a
5,378
Total 21,074,622
Supranational  <0.1%
1,436 Unibail-Rodamco-Westfield 148,486
Total 148,486
Sweden  1.8%
41,419 AB Industrivarden, Class A 1,722,204
42,579 AcadeMedia AB
b
470,203
5,759 Ambea AB
b
77,649
37,826 Arjo AB 120,032
111,374 Assa Abloy AB 4,197,081
21,741 Atlas Copco AB, Class B 325,227
21,547 Attendo AB
b
182,818
1,110 Avanza Bank Holding AB 42,662
10,127 Betsson AB 157,826
Shares Common Stock  89.0% Value
Sweden  1.8%  - continued
6,862 Billerud AB $ 63,497
17,295 Cloetta AB 64,445
24,088 Dios Fastigheter AB 164,161
22,492 Fabege AB 198,042
1,448 Getinge AB 33,920
124,970 Granges AB 1,828,667
80,998 Hexpol AB 736,452
12,401 Intrum AB
a
56,214
67,325 Investor AB, Class B 2,216,800
391 Inwido AB 5,878
3,901 Loomis AB 157,154
11,188 NCC AB 255,041
23,430 Peab AB 189,621
3,844 Platzer Fastigheter Holding AB 29,578
2,428 Saab AB 133,604
226,488 Sinch AB
a,b
820,150
107,144 SSAB AB, Class A 677,746
22,549 SSAB AB, Class B 139,621
8,316 Svolder AB 48,598
195,820 Telefonaktiebolaget LM Ericsson 1,986,764
3,826 Wihlborgs Fastigheter AB 37,179
Total 17,138,834
Switzerland  6.7%
172,927 ABB, Ltd. 12,856,698
9,378 Accelleron Industries AG 768,724
2,454 Adecco SA 68,423
6,932 Avolta AG 365,413
177 Burckhardt Compression Holding
AG 122,421
2 Chocoladefabriken Lindt and
Spruengli AG 306,371
1,459 DKSH Holding AG 101,744
3,945 EFG International AG 82,265
2,166 Galenica AG
b
233,433
168 Givaudan SA 688,237
559 Huber+Suhner AG 102,379
1,627 INFICON Holding AG 195,189
395 Kardex Holding AG 148,576
15,515 Logitech International SA 1,865,190
42,063 Nestle SA 4,019,055
133,921 Novartis AG 16,574,287
1,807 PSP Swiss Property AG 312,545
35,107 Roche Holding AG, Participation
Certificates 11,371,875
6,433 Schindler Holding AG, Participation
Certificates 2,291,437
1,736 Temenos AG 163,910
181,175 UBS Group AG 6,932,721
4,789 Zurich Insurance Group AG 3,330,613
Total 62,901,506
Taiwan  2.1%
6,000 Acter Group Corporation, Ltd. 149,767
34,000 Arcadyan Technology Corporation 222,195
298,000 Asia Cement Corporation 351,237
7,000 Asustek Computer, Inc. 158,141
18,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 80,139
9,000 Chipbond Technology Corporation 17,417
5,705 Chunghwa Telecom Company, Ltd.
ADR 242,919
77,000 Compal Electronics, Inc. 82,279

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
Taiwan  2.1%  - continued
48,000 Compeq Manufacturing Company,
Ltd. $ 135,660
509,000 CTBC Financial Holding Company,
Ltd. 691,264
35,000 Delta Electronics, Inc. 1,125,736
53,000 Far Eastern New Century
Corporation 45,609
35,000 Far EasTone Telecommunications
Company, Ltd. 105,110
67,000 Feng Hsin Steel Company, Ltd. 137,962
18,000 Hannstar Board Corporation 55,060
158,000 Hon Hai Precision Industry
Company, Ltd. 1,314,147
98,000 Hua Nan Financial Holdings
Company, Ltd. 92,980
66,000 Lite-On Technology Corporation 382,898
18,000 Marketech International
Corporation 143,158
14,000 MediaTek, Inc. 593,732
56,000 Pegatron Corporation 134,724
9,000 Promate Electronic Company, Ltd. 13,864
6,000 Quanta Computer, Inc. 58,189
19,000 Sigurd Microelectronics
Corporation 64,282
14,000 Simplo Technology Company, Ltd. 159,366
236,000 SinoPac Financial Holdings
Company, Ltd. 196,445
7,000 Sunonwealth Electric Machine
Industry Company, Ltd. 34,167
37,000 Synnex Technology International
Corporation 68,212
6,000 Systex Corporation 25,216
16,642 Taichung Commercial Bank
Company, Ltd. 11,570
210 Taichung Commercial Bank
Company, Ltd., Rights
a,c
16
14,000 Taiwan Mobile Company, Ltd. 49,824
4,000 Taiwan Secom Company, Ltd. 14,034
234,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 11,346,149
28,762 Topco Scientific Company, Ltd. 318,692
9,000 Tripod Technology Corporation 99,533
57,000 Uni-President Enterprises
Corporation 145,630
1,000 United Integrated Services
Company, Ltd. 27,835
21,000 Wah Lee Industrial Corporation 61,499
3,000 Wiwynn Corporation 423,059
9,000 WPG Holdings, Ltd. 17,602
5,000 Yankey Engineering Company, Ltd. 74,574
Total 19,471,892
Thailand  0.3%
79,500 Advanced Info Service PCL NVDR 742,621
440,500 Charoen Pokphand Foods PCL
NVDR 287,200
144,600 Kasikornbank PCL NVDR 833,488
11,500 Kiatnakin Phatra Bank PCL NVDR 23,376
488,300 Krung Thai Bank PCL NVDR 411,155
106,800 SCB X PCL NVDR 432,540
274,800 Thai Life Insurance PCL NVDR 87,476
42,200 TIDLOR Holdings PCL NVDR 27,418
28,900 Tisco Financial Group PCL
c
96,063
Total 2,941,337
Shares Common Stock  89.0% Value
Turkey  <0.1%
257,063 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS $ 123,213
14,661 Turk Hava Yollari Anonim Ortakligi 101,522
Total 224,735
United Arab Emirates  0.3%
16,356 Abu Dhabi Commercial Bank PJSC 64,169
5,355 Abu Dhabi Islamic Bank PJSC 30,770
78,279 Abu Dhabi National Oil Company
for Distribution PJSC 76,511
16,106 Air Arabia PJSC 17,090
29,326 Aldar Properties PJSC 71,852
228,278 Deyaar Development PJSC 64,107
127,474 Dubai Islamic Bank PJSC 329,752
41,800 Emaar Development PJSC 169,794
133,138 Emaar Properties PJSC 515,197
46,633 Emirates NBD Bank PJSC 356,767
32,121 Emirates Telecommunications
Group Company PJSC 169,592
91,669 First Abu Dhabi Bank PJSC 435,154
Total 2,300,755
United Kingdom  11.6%
16,816 Aderdeen Group plc 44,849
4,881 AngloGold Ashanti plc 334,660
40,247 AstraZeneca plc 6,638,678
476,961 Auto Trader Group plc
b
4,893,178
2,334 Babcock International Group plc 37,272
58,765 BAE Systems plc 1,447,585
104,627 Balfour Beatty plc 924,700
1,437,026 Barclays plc 7,707,653
20,025 Beazley plc 244,981
1,612 Berkeley Group Holdings plc 85,395
16,852 Big Yellow Group plc 246,492
10,211 Breedon Group plc 46,225
22,485 British Land Company plc 112,301
4,563 Carnival plc
a
118,546
1,440,557 Centrica plc 3,395,102
81,892 Compass Group plc 2,710,608
1,674 Computacenter plc 63,081
53,570 Currys plc 98,877
510 Diploma plc 37,624
6,781 Dunelm Group plc 99,593
68,379 Endeavour Mining plc 2,767,521
52,744 Evraz plc
a,c
7
77,184 FirstGroup plc 212,933
7,346 Future plc 59,234
1,605 Games Workshop Group plc 336,100
19,709 GB Group plc 60,975
152,022 GSK plc 3,559,355
108,763 Haleon plc 505,772
59,179 Halma plc 2,757,646
54,325 Harbour Energy plc 160,801
7,644 Hikma Pharmaceuticals plc 184,904
14,443 Howden Joinery Group plc 164,041
210,528 HSBC Holdings plc 2,947,272
105,199 IG Group Holdings plc 1,539,857
15,786 IMI plc 496,295
172,201 Imperial Brands plc 6,842,281
62,612 ITV plc 57,312
7,938 Johnson Matthey plc 222,314
54,824 Johnson Service Group plc 97,662
19,715 Jupiter Fund Management plc 39,465
7,479 Keller Group plc 156,011

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.0% Value
United Kingdom  11.6%  - continued
61,938 Kier Group plc $ 176,241
22,674 Kingfisher plc 91,956
2,411 Lion Finance Group plc 253,815
466,682 Lloyds TSB Group plc 547,179
69,201 MONY Group plc 176,482
4,281 Morgan Sindall Group plc 261,513
478,403 NatWest Group plc 3,682,988
32,584 Next plc 6,122,206
5,812 OSB Group plc 41,195
3,604 Oxford Instruments plc 89,417
41,401 Paragon Banking Group plc 450,880
7,698 Phoenix Group Holdings plc 68,195
13,586 Polar Capital Holdings plc 102,420
2,336 Rathbones Group plc 54,755
195,383 RELX plc 8,635,211
30,687 Rightmove plc 269,446
18,321 Rio Tinto plc 1,320,759
285,178 Rolls-Royce Holdings plc 4,388,543
103,961 Rotork plc 468,017
392,911 Shell plc 14,729,985
29,340 Smiths Group plc 971,565
3,817 St. James's Place plc 65,126
287,848 Standard Chartered plc 5,908,719
1,196 TBC Bank Group plc 68,521
684,265 Tesco plc 4,129,310
28,396 Tritax Big Box REIT plc 56,055
1,113 Unilever plc 66,785
3,166,817 Vodafone Group plc 3,833,662
52,453 Zigup plc 239,109
Total 109,725,213
Virgin Islands, British  <–%
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $656,881,948) 840,210,438
Shares Preferred Stock < 0.1%
Brazil  0.1%
5,400 Bradespar SA 18,619
81,600 Companhia de Saneamento do
Parana 103,290
29,800 Companhia de Saneamento do
Parana, Units 190,489
21,700 Itausa SA 46,910
65,990 Petroleo Brasileiro SA 364,052
Total 723,360
Germany  <0.1%
305 Draegerwerk AG & Company KGaA 25,702
3,171 Porsche Automobil Holding SE 125,994
Total 151,696
Russian Federation  <0.1%
404,300 Surgutneftegas PAO
a,c,d
1
9,000 Transneft PJSC
a,c,d
0
Total 1
South Korea  <0.1%
335 Hyundai Motor Company, 2nd
Preferred 51,615
Shares Preferred Stock  <0.1% Value
South Korea  <0.1%  - continued
1,211 Hyundai Motor Company, Preferred $ 184,078
6,407 Samsung Electronics Company,
Ltd. 378,109
Total 613,802
Total Preferred Stock
(cost $1,724,989) 1,488,859
Shares or
Principal
Amount Short-Term Investments 10.3%
Federal Home Loan Bank Discount
Notes
2,600,000 4.150%,  11/19/2025
f,g
2,594,703
400,000 3.908%,  12/17/2025
f,g
398,016
Federal Home Loan Mortgage
Corporation Discount Notes
1,000,000 3.886%,  12/8/2025
f,g
995,989
Federal National Mortgage
Association Discount Notes
900,000 3.960%,  12/3/2025
f,g
896,865
1,700,000 3.860%,  12/22/2025
f,g
1,690,669
State Street Institutional U.S.
Government Money Market Fund
26,346,747 4.014%
f
26,346,747
Thrivent Core Short-Term Reserve
Fund
6,420,387 4.370% 64,203,871
Total Short-Term Investments
(cost $97,126,768) 97,126,860
Total Investments (cost
$755,733,705) 99.4% $938,826,157
Other Assets and Liabilities,
Net 0.6% 5,629,271
Total Net Assets 100.0% $944,455,428
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $21,822,653 or
2.3% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
International Equity Fund as of October 31, 2025 was
$174,851 or 0.02% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2025.

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
Samsung Biologics Company,
Ltd.  2/24/2022 $ 136,520
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $187,548,118
Gross unrealized depreciation (13,770,812)
Net unrealized appreciation (depreciation) $173,777,306
Cost for federal income tax purposes $766,675,549

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 55,912,728 7,989,968 47,922,759 1
Consumer Discretionary 83,375,987 730,941 82,645,034 12
Consumer Staples @ 33,378,186 67,459 33,310,727 0
Energy @ 23,294,684 141,484 23,153,187 13
Financials @ 217,425,448 2,509,444 214,819,925 96,079
Health Care 69,286,685 – 69,017,846 268,839
Industrials 168,374,362 4,459,452 163,796,633 118,277
Information Technology 93,655,962 5,535,603 88,120,359 –
Materials @ 49,803,989 1,080,385 48,723,596 8
Real Estate 20,283,449 – 20,283,449 –
Utilities 25,418,958 40,359 25,378,599 –
Preferred Stock
Consumer Discretionary 361,687 – 361,687 –
Energy @ 364,053 – 364,052 1
Financials 46,910 – 46,910 –
Health Care 25,702 – 25,702 –
Information Technology 378,109 – 378,109 –
Materials 18,619 – 18,619 –
Utilities 293,779 – 293,779 –
Short-Term Investments 32,922,989 26,346,747 6,576,242 –
Subtotal Investments in Securities $874,622,286 $48,901,842 $825,237,214 $483,230
Other Investments  * Total
Affiliated Short-Term Investments 64,203,871
Subtotal Other Investments $64,203,871
Total Investments at Value $938,826,157
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,330,415 1,181,017 1,149,398 –
Total Asset Derivatives $2,330,415 $1,181,017 $1,149,398 $–
Liability Derivatives
Futures Contracts 703,717 703,717 – –
Total Liability Derivatives $703,717 $703,717 $– $–

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
TSX
-
Toronto Stock Exchange
The following table presents International Equity Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling
$6,576,242 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 652 December 2025 $ 47,331,496 ( $ 703,717)
CME E-mini S&P 500 Index 58 December 2025 19,282,553 652,047
ICE mini MSCI EAFE Index 343 December 2025 47,662,446 479,319
ICE US mini MSCI Emerging Markets Index 14 December 2025 935,669 49,651
S&P / TSX 60 Index 190 December 2025 47,120,398 1,149,398
Total Futures Long Contracts $ 162,332,562 $ 1,626,698
Total Futures Contracts $ 162,332,562 $1,626,698
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for International Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,330,415
Total Equity Contracts 2,330,415
Total Asset Derivatives $2,330,415
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 703,717
Total Foreign Exchange Contracts 703,717
Total Liability Derivatives $703,717
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 15,171,081
Total Equity Contracts 15,171,081
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 578,119
Total Foreign Exchange Contracts 578,119
Total $15,749,200

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (703,717)
Total Foreign Exchange Contracts (703,717)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,503,538
Total Equity Contracts 3,503,538
Total $2,799,821
The following table presents International Equity Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $92,597,473
Foreign Exchange Contracts
Futures - Long 38,132,347
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $19,344 $141,234 $96,374 $64,204 6,420 6.8%
Total Affiliated Short-Term Investments 19,344 64,204 6.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 11,057 11,057 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $19,344 $64,204
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $2,088
Total Income/Non Cash Income from Affiliated Investments $2,088
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 95.5% Value
Communications Services  15.6%
553,602 Alphabet, Inc., Class A $ 155,667,346
585,260 Alphabet, Inc., Class C 164,937,973
305,129 Meta Platforms, Inc. 197,830,387
86,501 Netflix, Inc.
a
96,782,509
69,143 Spotify Technology SA
a
45,310,791
Total 660,529,006
Consumer Discretionary  14.6%
1,352,772 Amazon.com, Inc.
a
330,373,978
216,256 DoorDash, Inc.
a
55,009,039
234,804 Home Depot, Inc. 89,129,250
318,844 Tesla, Inc.
a
145,571,416
Total 620,083,683
Consumer Staples  1.9%
788,356 Walmart, Inc. 79,765,860
Total 79,765,860
Energy  0.6%
269,052 ConocoPhillips 23,907,961
Total 23,907,961
Financials  8.1%
132,484 American Express Company 47,790,953
58,969 Ameriprise Financial, Inc. 26,699,394
225,309 JPMorgan Chase & Company 70,098,136
261,584 Robinhood Markets, Inc.
a
38,395,300
469,524 Visa, Inc. 159,985,608
Total 342,969,391
Health Care  5.6%
139,253 Amgen, Inc. 41,557,273
205,216 Danaher Corporation 44,199,422
105,974 Eli Lilly & Company 91,440,726
110,459 Intuitive Surgical, Inc.
a
59,016,034
Total 236,213,455
Industrials  5.0%
111,322 Caterpillar, Inc. 64,261,738
1,147,767 Fastenal Company 47,230,612
73,957 Parker-Hannifin Corporation 57,156,188
440,419 Uber Technologies, Inc.
a
42,500,434
Total 211,148,972
Information Technology  44.1%
194,671 Advanced Micro Devices, Inc.
a
49,859,136
1,132,724 Apple, Inc. 306,254,588
45,623 AppLovin Corporation
a
29,076,907
528,432 Broadcom, Inc. 195,324,320
167,031 International Business Machines
Corporation 51,347,000
751,962 Microsoft Corporation 389,373,443
2,674,358 NVIDIA Corporation 541,530,751
232,680 Oracle Corporation 61,104,095
306,127 Palantir Technologies, Inc.
a
61,369,280
134,574 SAP SE ADR 34,990,586
89,476 ServiceNow, Inc.
a
82,253,497
Shares Common Stock  95.5% Value
Information Technology  44.1% - continued
213,802 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 64,232,535
Total 1,866,716,138
Total Common Stock
(cost $2,051,893,453) 4,041,334,466
Shares or
Principal
Amount Short-Term Investments 4.2% Value
State Street Institutional U.S.
Government Money Market
Fund
179,538,653 4.014%
b
179,538,653
Total Short-Term Investments
(cost $179,538,653) 179,538,653
Total Investments (cost
$2,231,432,106) 99.7% $4,220,873,119
Other Assets and Liabilities, Net
0.3% 11,925,944
Total Net Assets 100.0% $4,232,799,063
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,003,055,302
Gross unrealized depreciation (19,617,328)
Net unrealized appreciation (depreciation) $1,983,437,974
Cost for federal income tax purposes $2,237,435,145

Large Cap Growth Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 660,529,006 660,529,006 – –
Consumer Discretionary 620,083,683 620,083,683 – –
Consumer Staples 79,765,860 79,765,860 – –
Energy 23,907,961 23,907,961 – –
Financials 342,969,391 342,969,391 – –
Health Care 236,213,455 236,213,455 – –
Industrials 211,148,972 211,148,972 – –
Information Technology 1,866,716,138 1,866,716,138 – –
Short-Term Investments 179,538,653 179,538,653 – –
Subtotal Investments in Securities $4,220,873,119 $4,220,873,119 $– $–
Total Investments at Value $4,220,873,119
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $78,028 $150,162 $228,190 $– – –%
Total Affiliated Short-Term Investments 78,028 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 62,412 62,412 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $78,028 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $19 ($19) $– $663
Total Income/Non Cash Income from Affiliated Investments $663
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $19 ($19) $–

Large Cap Value Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.1% Value
Communications Services  6.4%
244,738 Alphabet, Inc., Class C $ 68,972,063
818,604 Comcast Corporation 22,785,842
60,687 Meta Platforms, Inc. 39,346,417
1,313,473 Warner Brothers Discovery, Inc.
a
29,487,469
912,252 Warner Music Group Corporation 29,155,574
Total 189,747,365
Consumer Discretionary  5.4%
246,606 Aptiv plc
a
19,999,747
4,247 Booking Holdings, Inc. 21,565,162
126,427 Columbia Sportswear Company 6,274,572
160,199 D.R. Horton, Inc. 23,882,467
168,118 Lowe's Companies, Inc. 40,033,939
1,046,247 Sony Group Corporation ADR 29,179,829
251,131 Wyndham Hotels & Resorts, Inc. 18,440,549
Total 159,376,265
Consumer Staples  4.8%
2,712,654 Coty, Inc.
a
10,769,236
1,420,792 Kenvue, Inc. 20,416,781
1,270,383 Keurig Dr Pepper, Inc. 34,503,602
509,434 Sysco Corporation 37,840,758
670,587 Unilever plc ADR
b
40,362,632
Total 143,893,009
Energy  7.1%
362,945 ConocoPhillips 32,251,293
588,524 Devon Energy Corporation 19,121,145
1,238,266 Enterprise Products Partners, LP 38,126,210
638,223 Exxon Mobil Corporation 72,987,182
880,693 Halliburton Company 23,637,800
125,550 Marathon Petroleum Corporation 24,470,950
Total 210,594,580
Financials  20.3%
101,593 Allstate Corporation 19,457,091
319,618 American International Group, Inc. 25,237,037
1,542,698 Bank of America Corporation 82,457,208
333,722 Bank of New York Mellon
Corporation 36,018,616
303,672 Capital One Financial Corporation 66,804,803
632,555 Charles Schwab Corporation 59,789,099
122,114 Chubb, Ltd. 33,818,251
13,598 First Citizens BancShares, Inc./NC 24,813,902
156,198 Intercontinental Exchange, Inc.
b
22,850,206
210,371 JPMorgan Chase & Company 65,450,626
1,559,241 KeyCorp 27,427,049
55,816 Marsh & McLennan Companies,
Inc. 9,943,620
361,381 MetLife, Inc. 28,845,431
1,172,564 Wells Fargo & Company 101,977,891
Total 604,890,830
Health Care  12.6%
733,186 Avantor, Inc.
a
8,666,258
219,437 BioMarin Pharmaceutical, Inc.
a
11,755,240
65,450 Cencora, Inc. 22,109,664
133,768 Cigna Group 32,694,237
236,247 Gilead Sciences, Inc. 28,300,028
376,094 Johnson & Johnson 71,032,874
146,056 Labcorp Holdings, Inc. 37,092,382
676,361 Merck & Company, Inc. 58,153,519
654,240 Sanofi SA ADR 33,091,459
Shares Common Stock  98.1% Value
Health Care  12.6% - continued
94,012 UnitedHealth Group, Inc. $ 32,110,739
380,567 Zimmer Biomet Holdings, Inc. 38,269,818
Total 373,276,218
Industrials  12.8%
530,303 Amentum Holdings, Inc.
a
11,884,090
46,188 Caterpillar, Inc. 26,662,485
2,506,771 CNH Industrial NV 26,296,028
712,082 CSX Corporation 25,649,194
777,542 Delta Air Lines, Inc. 44,615,360
568,545 Flowserve Corporation 38,803,196
98,554 General Dynamics Corporation 33,991,275
421,228 Hexcel Corporation 30,075,679
175,094 Honeywell International, Inc. 35,251,675
176,884 Jacobs Solutions, Inc. 27,560,296
129,879 JB Hunt Transport Services, Inc. 21,931,368
128,358 L3Harris Technologies, Inc. 37,108,298
211,458 United Parcel Service, Inc. 20,388,780
Total 380,217,724
Information Technology  14.2%
823,191 Cisco Systems, Inc. 60,183,494
72,570 International Business Machines
Corporation 22,308,744
118,338 Micron Technology, Inc. 26,480,494
178,712 Microsoft Corporation 92,538,861
339,105 Qualcomm, Inc. 61,344,094
876,259 Samsung Electronics Company,
Ltd. 65,961,465
159,949 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 48,053,478
296,302 TD SYNNEX Corporation 46,368,300
Total 423,238,930
Materials  4.6%
539,783 Axalta Coating Systems, Ltd.
a
15,367,622
444,049 CF Industries Holdings, Inc. 36,984,841
269,531 Crown Holdings, Inc. 26,193,023
159,893 Eastman
Chemical
Company 9,516,831
300,518 Nucor Corporation 45,092,726
43,774 Solstice Advanced Materials, Inc.
a
1,972,872
Total 135,127,915
Real Estate  3.2%
56,962 AvalonBay Communities, Inc. 9,906,831
148,452 CBRE Group, Inc.
a
22,628,538
412,773 Crown Castle, Inc. 37,240,380
1,481,208 Healthcare Realty Trust, Inc. 26,247,006
Total 96,022,755
Utilities  6.7%
109,013 Constellation Energy Corporation 41,097,901
392,671 Duke Energy Corporation 48,809,005
632,107 Entergy Corporation 60,739,162
300,034 Evergy, Inc. 23,045,612
141,615 Vistra Energy Corporation 26,666,104
Total 200,357,784
Total Common Stock
(cost $2,077,554,865) 2,916,743,375

Large Cap Value Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.4% Value
12,943,350 Thrivent Cash Management Trust $ 12,943,350
Total Collateral Held for
Securities Loaned
(cost $12,943,350) 12,943,350
Shares or
Principal
Amount Short-Term Investments 1.8% Value
State Street Institutional U.S.
Government Money Market
Fund
53,869,205 4.014%
c
53,869,205
Total Short-Term Investments
(cost $53,869,205) 53,869,205
Total Investments (cost
$2,144,367,420) 100.3% $2,983,555,930
Other Assets and Liabilities, Net
(0.3%) (9,695,810)
Total Net Assets 100.0% $2,973,860,120
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of October 31, 2025:
Securities Lending Transactions
Common Stock $ 12,514,061
Total lending $12,514,061
Gross amount payable upon return of
collateral for securities loaned $12,943,350
Net amounts due to counterparty $429,289
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $972,511,999
Gross unrealized depreciation (116,897,502)
Net unrealized appreciation (depreciation) $855,614,497
Cost for federal income tax purposes $2,127,941,433

Large Cap Value Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 189,747,365 189,747,365 – –
Consumer Discretionary 159,376,265 159,376,265 – –
Consumer Staples 143,893,009 143,893,009 – –
Energy 210,594,580 210,594,580 – –
Financials 604,890,830 604,890,830 – –
Health Care 373,276,218 373,276,218 – –
Industrials 380,217,724 380,217,724 – –
Information Technology 423,238,930 357,277,465 65,961,465 –
Materials 135,127,915 135,127,915 – –
Real Estate 96,022,755 96,022,755 – –
Utilities 200,357,784 200,357,784 – –
Short-Term Investments 53,869,205 53,869,205 – –
Subtotal Investments in Securities $2,970,612,580 $2,904,651,115 $65,961,465 $–
Other Investments  * Total
Collateral Held for Securities Loaned 12,943,350
Subtotal Other Investments $12,943,350
Total Investments at Value $2,983,555,930
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $51,327 $89,714 $141,041 $– – –%
Total Affiliated Short-Term Investments 51,327 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   11,349 312,542 310,948 12,943 12,943 0.4
Total Collateral Held for Securities Loaned 11,349 12,943 0.4
Total Value $62,676 $12,943
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $22 ($22) $– $667
Total Income/Non Cash Income from Affiliated Investments $667
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 58
Total Affiliated Income from Securities Loaned, Net $58
Total $22 ($22) $–

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 95.6% Value
Communications Services  3.3%
19,637 Pinterest, Inc.
a
$ 649,985
4,686 ROBLOX Corporation
a
532,892
Total 1,182,877
Consumer Discretionary  11.9%
3,052 DoorDash, Inc.
a
776,337
2,818 Hilton Worldwide Holdings, Inc. 724,113
36 NVR, Inc.
a
259,590
2,784 Ross Stores, Inc. 442,433
3,862 SharkNinja, Inc.
a
330,201
2,362 Texas Roadhouse, Inc. 386,376
808 TopBuild Corporation
a
341,364
4,150 Viking Holdings, Ltd.
a
252,528
2,029 Wingstop, Inc. 439,542
2,785 Wynn Resorts, Ltd. 331,387
Total 4,283,871
Consumer Staples  1.4%
948 Casey's General Stores, Inc. 486,504
Total 486,504
Energy  2.0%
1,330 Cheniere Energy, Inc. 281,960
10,930 TechnipFMC plc 451,955
Total 733,915
Financials  7.9%
4,151 Ares Management Corporation 617,295
1,482 Arthur J. Gallagher & Company 369,744
3,107 Houlihan Lokey, Inc. 556,402
4,493 Robinhood Markets, Inc.
a
659,483
7,164 Toast, Inc.
a
258,907
3,434 Tradeweb Markets, Inc. 361,909
Total 2,823,740
Health Care  11.8%
985 Alnylam Pharmaceuticals, Inc.
a
449,199
420 Argenx SE ADR
a
343,770
3,073 Encompass Health Corporation 349,861
3,036 HealthEquity, Inc.
a
287,145
928 IDEXX Laboratories, Inc.
a
584,185
2,750 Natera, Inc.
a
547,058
1,835 Penumbra, Inc.
a
417,224
2,628 Repligen Corporation
a
391,730
1,900 STERIS plc 447,830
1,478 West Pharmaceutical Services,
Inc. 416,899
Total 4,234,901
Industrials  23.8%
3,914 Advanced Drainage Systems, Inc. 548,156
1,155 Axon Enterprise, Inc.
a
845,726
3,871 BWX Technologies, Inc. 826,884
2,176 Clean Harbors, Inc.
a
458,070
849 EMCOR Group, Inc. 573,737
13,642 Fastenal Company 561,368
4,281 Howmet Aerospace, Inc. 881,672
6,857 nVent Electric plc 784,098
2,729 Old Dominion Freight Line, Inc. 383,206
997 Quanta Services, Inc. 447,783
1,743 Rockwell Automation, Inc. 642,051
6,444 TransUnion 523,124
Shares Common Stock  95.6% Value
Industrials  23.8% - continued
1,858 Verisk Analytics, Inc. $ 406,456
951 Watsco, Inc. 349,978
1,978 Xylem, Inc. 298,381
Total 8,530,690
Information Technology  27.5%
5,744 Amphenol Corporation 800,369
1,085 AppLovin Corporation
a
691,503
4,501 Arista Networks, Inc.
a
709,763
2,910 Coherent Corporation
a
384,003
1,306 CyberArk Software, Ltd.
a
680,139
12,480 Dynatrace Holdings, LLC
a
631,114
4,677 Gitlab, Inc.
a
228,004
3,012 Guidewire Software, Inc.
a
703,724
942 HubSpot, Inc.
a
463,389
8,919 JFrog, Ltd.
a
423,474
8,127 Lattice Semiconductor
Corporation
a
592,946
5,834 Marvell Technology, Inc. 546,879
637 Monolithic Power Systems, Inc. 640,185
1,709 Palantir Technologies, Inc.
a
342,603
1,840 PTC, Inc.
a
365,314
1,679 Snowflake, Inc.
a
461,523
7,835 Trimble, Inc.
a
624,841
1,170 Tyler Technologies, Inc.
a
557,224
Total 9,846,997
Materials  1.9%
703 Martin Marietta Materials, Inc. 431,009
2,227 RPM International, Inc. 243,367
Total 674,376
Real Estate  2.1%
2,632 CBRE Group, Inc.
a
401,196
5,130 CoStar Group, Inc.
a
352,995
Total 754,191
Utilities  2.0%
3,874 Vistra Energy Corporation 729,474
Total 729,474
Total Common Stock
(cost $26,616,963) 34,281,536
Shares
Registered Investment
Companies   2.3% Value
U.S. Unaffiliated   2.3%
1,240 Health Care Select Sector SPDR
Fund 178,870
2,604 State Street SPDR S&P Biotech
ETF
b
293,497
961 VanEck Semiconductor ETF 348,862
Total 821,229
Total Registered Investment
Companies (cost $693,682) 821,229

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.5% Value
194,225 Thrivent Cash Management Trust $ 194,225
Total Collateral Held for
Securities Loaned
(cost $194,225) 194,225
Shares or
Principal
Amount Short-Term Investments 2.4% Value
State Street Institutional U.S.
Government Money Market
Fund
847,990 4.014%
c
847,990
Total Short-Term Investments
(cost $847,990) 847,990
Total Investments (cost
$28,352,860) 100.8% $36,144,980
Other Assets and Liabilities, Net
(0.8%) (282,967)
Total Net Assets 100.0% $35,862,013
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of October 31, 2025:
Securities Lending Transactions
Common Stock $ 191,607
Total lending $191,607
Gross amount payable upon return of
collateral for securities loaned $194,225
Net amounts due to counterparty $2,618
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $8,625,935
Gross unrealized depreciation (958,946)
Net unrealized appreciation (depreciation) $7,666,989
Cost for federal income tax purposes $28,477,991

Mid Cap Growth Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,182,877 1,182,877 – –
Consumer Discretionary 4,283,871 4,283,871 – –
Consumer Staples 486,504 486,504 – –
Energy 733,915 733,915 – –
Financials 2,823,740 2,823,740 – –
Health Care 4,234,901 4,234,901 – –
Industrials 8,530,690 8,530,690 – –
Information Technology 9,846,997 9,846,997 – –
Materials 674,376 674,376 – –
Real Estate 754,191 754,191 – –
Utilities 729,474 729,474 – –
Registered Investment Companies
U.S. Unaffiliated 821,229 821,229 – –
Short-Term Investments 847,990 847,990 – –
Subtotal Investments in Securities $35,950,755 $35,950,755 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 194,225
Subtotal Other Investments $194,225
Total Investments at Value $36,144,980
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $748 $3,103 $3,851 $– – –%
Total Affiliated Short-Term Investments 748 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   131 8,841 8,778 194 194 0.5
Total Collateral Held for Securities Loaned 131 194 0.5
Total Value $879 $194
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $11
Total Income/Non Cash Income from Affiliated Investments $11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.3% Value
Communications Services  1.1%
109,268 Reddit, Inc.
a
$ 22,831,549
112,727 ROBLOX Corporation
a
12,819,314
Total 35,650,863
Consumer Discretionary  10.3%
166,151 Asbury Automotive Group, Inc.
a
38,979,025
387,177 Garmin, Ltd. 82,832,647
6,915 NVR, Inc.
a
49,862,820
90,366 Ulta Beauty, Inc.
a
46,979,476
757,637 Viking Holdings, Ltd.
a
46,102,212
440,030 Wynn Resorts, Ltd. 52,359,170
Total 317,115,350
Consumer Staples  4.7%
352,292 BJ's Wholesale Club Holdings,
Inc.
a
31,093,292
71,383 Casey's General Stores, Inc. 36,633,042
527,969 Church & Dwight Company, Inc. 46,297,602
817,711 Maplebear, Inc.
a
30,140,827
Total 144,164,763
Energy  3.9%
1,438,771 Devon Energy Corporation 46,745,670
705,882 Expand Energy Corporation 72,924,669
Total 119,670,339
Financials  14.7%
1,526,493 Ally Financial, Inc. 59,487,432
61,375 Ameriprise Financial, Inc. 27,788,759
895,724 Arch Capital Group, Ltd. 77,309,938
168,517 Houlihan Lokey, Inc. 30,178,024
341,895 M&T Bank Corporation 62,864,234
469,777 Northern Trust Corporation 60,446,207
1,088,191 Old Republic International
Corporation 42,940,017
308,928 Robinhood Markets, Inc.
a
45,344,452
894,038 Zions Bancorp NA 46,588,320
Total 452,947,383
Health Care  9.9%
258,183 Encompass Health Corporation 29,394,135
381,250 Illumina, Inc.
a
47,099,625
46,203 Mettler-Toledo International, Inc.
a
65,436,847
222,706 Neurocrine Biosciences, Inc.
a
31,893,726
219,735 STERIS plc 51,791,539
311,823 Teleflex, Inc. 38,812,609
96,578 United Therapeutics Corporation
a
43,018,739
Total 307,447,220
Industrials  22.6%
203,086 AMETEK, Inc. 41,045,711
45,372 Axon Enterprise, Inc.
a
33,222,740
54,889 EMCOR Group, Inc. 37,092,888
373,680 Expeditors International of
Washington, Inc. 45,551,592
1,253,279 Fastenal Company 51,572,431
296,357 Howmet Aerospace, Inc. 61,034,724
305,073 Leidos Holdings, Inc. 58,107,254
223,097 Lincoln Electric Holdings, Inc. 52,305,092
336,180 Old Dominion Freight Line, Inc. 47,206,396
72,947 Oshkosh Corporation 8,993,636
93,410 Quanta Services, Inc. 41,953,233
Shares Common Stock  97.3% Value
Industrials  22.6% - continued
221,191 Rockwell Automation, Inc. $ 81,477,917
1,159,574 Southwest Airlines Company 35,135,092
764,697 Timken Company 60,036,361
49,177 United Rentals, Inc. 42,842,019
Total 697,577,086
Information Technology  14.7%
385,911 Datadog, Inc.
a
62,830,170
683,964 DocuSign, Inc.
a
50,025,127
178,622 Monday.com, Ltd.
a
36,660,379
8,653,683 Nokia Oyj ADR
b
59,796,950
305,573 Onto Innovation, Inc.
a
41,240,132
555,129 Qorvo, Inc.
a
52,692,845
1,197,506 Trimble, Inc.
a
95,501,103
202,943 Zebra Technologies Corporation
a
54,642,403
Total 453,389,109
Materials  5.8%
387,665 Albemarle Corporation 38,080,333
4,075,969 Amcor plc 32,200,155
690,363 Steel Dynamics, Inc. 108,248,918
Total 178,529,406
Real Estate  4.7%
277,189 Extra Space Storage, Inc. 37,015,819
1,210,718 First Industrial Realty Trust, Inc. 66,928,491
210,057 SBA Communications Corporation 40,221,714
Total 144,166,024
Utilities  4.9%
724,961 Alliant Energy Corporation 48,441,894
1,380,349 CenterPoint Energy, Inc. 52,784,546
1,217,167 NiSource, Inc. 51,254,902
Total 152,481,342
Total Common Stock
(cost $2,268,615,183) 3,003,138,885
Shares
Collateral Held for Securities
Loaned 1.0% Value
31,500,000 Thrivent Cash Management Trust 31,500,000
Total Collateral Held for
Securities Loaned
(cost $31,500,000) 31,500,000
Shares or
Principal
Amount Short-Term Investments 2.7% Value
State Street Institutional U.S.
Government Money Market
Fund
82,398,314 4.014%
c
82,398,314
Total Short-Term Investments
(cost $82,398,314) 82,398,314
Total Investments (cost
$2,382,513,497) 101.0% $3,117,037,199
Other Assets and Liabilities, Net
(1.0%) (31,242,638)
Total Net Assets 100.0% $3,085,794,561

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of October 31, 2025:
Securities Lending Transactions
Common Stock $ 29,022,000
Total lending $29,022,000
Gross amount payable upon return of
collateral for securities loaned $31,500,000
Net amounts due to counterparty $2,478,000
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $811,612,532
Gross unrealized depreciation (82,276,111)
Net unrealized appreciation (depreciation) $729,336,421
Cost for federal income tax purposes $2,387,700,778
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 35,650,863 35,650,863 – –
Consumer Discretionary 317,115,350 317,115,350 – –
Consumer Staples 144,164,763 144,164,763 – –
Energy 119,670,339 119,670,339 – –
Financials 452,947,383 452,947,383 – –
Health Care 307,447,220 307,447,220 – –
Industrials 697,577,086 697,577,086 – –
Information Technology 453,389,109 453,389,109 – –
Materials 178,529,406 178,529,406 – –
Real Estate 144,166,024 144,166,024 – –
Utilities 152,481,342 152,481,342 – –
Short-Term Investments 82,398,314 82,398,314 – –
Subtotal Investments in Securities $3,085,537,199 $3,085,537,199 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 31,500,000
Subtotal Other Investments $31,500,000
Total Investments at Value $3,117,037,199
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $105,411 $113,178 $218,589 $– – –%
Total Affiliated Short-Term Investments 105,411 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 470,221 438,721 31,500 31,500 1.0
Total Collateral Held for Securities Loaned – 31,500 1.0
Total Value $105,411 $31,500
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $28 ($28) $– $956
Total Income/Non Cash Income from Affiliated Investments $956
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 66
Total Affiliated Income from Securities Loaned, Net $66
Total $28 ($28) $–

Mid Cap Value Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.0% Value
Communications Services  2.4%
4,133 Imax Corporation
a
$ 134,281
10,483 Warner Brothers Discovery, Inc.
a
235,343
Total 369,624
Consumer Discretionary  8.3%
1,027 D.R. Horton, Inc. 153,105
3,964 Gildan Activewear, Inc. 231,062
10,600 Levi Strauss & Company 214,968
6,562 Six Flags Entertainment
Corporation
a
150,795
1,026 Tapestry, Inc. 112,675
3,278 Wyndham Hotels & Resorts, Inc. 240,704
4,052 Yum China Holding, Inc. 175,289
Total 1,278,598
Consumer Staples  4.6%
1,192 J & J Snack Foods Corporation 100,903
4,108 Sysco Corporation 305,142
5,112 Unilever plc ADR 307,691
Total 713,736
Energy  6.8%
11,968 Coterra Energy, Inc. 283,163
4,810 Devon Energy Corporation 156,277
1,283 Diamondback Energy, Inc. 183,713
7,186 Enterprise Products Partners, LP 221,257
840 Expand Energy Corporation 86,780
3,901 Noble Corporation plc 114,494
Total 1,045,684
Financials  17.8%
11,973 AGNC Investment Corporation 119,730
1,432 Allstate Corporation 274,257
760 Capital One Financial Corporation 167,192
3,639 Carlyle Group, Inc. 194,032
2,528 Charles Schwab Corporation 238,947
1,441 Equitable Holdings, Inc. 71,185
2,005 M&T Bank Corporation 368,659
2,154 Selective Insurance Group, Inc. 162,282
8,778 Simmons First National
Corporation 152,562
1,417 Texas Capital Bancshares, Inc.
a
118,801
8,160 U.S. Bancorp 380,909
3,577 Voya Financial, Inc. 266,343
1,745 Wintrust Financial Corporation 226,885
Total 2,741,784
Health Care  7.4%
6,144 Avantor, Inc.
a
72,622
302 Humana, Inc. 84,013
1,157 Johnson & Johnson 218,523
849 Labcorp Holdings, Inc. 215,612
1,417 Sanofi SA ADR 71,672
1,100 STERIS plc 259,270
218 Thermo Fisher Scientific, Inc. 123,691
280 UnitedHealth Group, Inc. 95,637
Total 1,141,040
Industrials  19.6%
683 Acuity, Inc. 249,329
1,447 AGCO Corporation 149,272
4,118 Delta Air Lines, Inc. 236,291
Shares Common Stock  99.0% Value
Industrials  19.6% - continued
4,672 Flowserve Corporation $ 318,864
5,623 Fluor Corporation
a
274,234
3,804 Fortive Corporation 191,493
859 General Dynamics Corporation 296,269
2,061 Griffon Corporation 152,535
4,914 Hexcel Corporation 350,860
735 JB Hunt Transport Services, Inc. 124,112
4,610 Legence Corporation
a
190,716
3,611 MSC Industrial Direct Company,
Inc. 306,610
6,922 Werner Enterprises, Inc. 181,356
Total 3,021,941
Information Technology  10.4%
1,203 Coherent Corporation
a
158,748
790 CommVault Systems, Inc.
a
109,984
565 Jabil, Inc. 124,803
3,892 Knowles Corporation
a
91,890
2,168 MKS, Inc. 311,563
633 PTC, Inc.
a
125,676
5,235 Ralliant Corporation 229,921
257 Synopsys, Inc.
a
116,632
985 TD SYNNEX Corporation 154,143
1,245 Western Digital Corporation 187,011
Total 1,610,371
Materials  7.0%
7,144 Axalta Coating Systems, Ltd.
a
203,390
2,490 Celanese Corporation 95,715
858 CF Industries Holdings, Inc. 71,463
3,365 Crown Holdings, Inc. 327,011
1,881 Nucor Corporation 282,244
1,708 West Fraser Timber Company, Ltd. 104,188
Total 1,084,011
Real Estate  5.7%
831 CBRE Group, Inc.
a
126,669
1,275 Crown Castle, Inc. 115,031
11,304 Healthcare Realty Trust, Inc. 200,307
16,036 Host Hotels & Resorts, Inc. 256,897
1,065 Simon Property Group, Inc. 187,184
Total 886,088
Utilities  9.0%
3,285 Alliant Energy Corporation 219,504
457 Constellation Energy Corporation 172,289
1,745 DTE Energy Company 236,517
1,766 Entergy Corporation 169,695
3,626 Evergy, Inc. 278,513
4,174 NiSource, Inc. 175,767
755 Vistra Energy Corporation 142,167
Total 1,394,452
Total Common Stock
(cost $12,193,579) 15,287,329

Mid Cap Value Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 0.4% Value
State Street Institutional U.S.
Government Money Market
Fund
61,164 4.014%
b
$ 61,164
Total Short-Term Investments
(cost $61,164) 61,164
Total Investments (cost
$12,254,743) 99.4% $15,348,493
Other Assets and Liabilities, Net
0.6% 87,605
Total Net Assets 100.0% $15,436,098
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $3,379,224
Gross unrealized depreciation (503,913)
Net unrealized appreciation (depreciation) $2,875,311
Cost for federal income tax purposes $12,473,182
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 369,624 369,624 – –
Consumer Discretionary 1,278,598 1,278,598 – –
Consumer Staples 713,736 713,736 – –
Energy 1,045,684 1,045,684 – –
Financials 2,741,784 2,741,784 – –
Health Care 1,141,040 1,141,040 – –
Industrials 3,021,941 3,021,941 – –
Information Technology 1,610,371 1,610,371 – –
Materials 1,084,011 1,084,011 – –
Real Estate 886,088 886,088 – –
Utilities 1,394,452 1,394,452 – –
Short-Term Investments 61,164 61,164 – –
Subtotal Investments in Securities $15,348,493 $15,348,493 $– $–
Total Investments at Value $15,348,493

Mid Cap Value Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $377 $2,653 $3,030 $– – –%
Total Affiliated Short-Term Investments 377 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 721 721 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $377 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $4
Total Income/Non Cash Income from Affiliated Investments $4
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   40.8% Value
U.S. Affiliated   40.3%
7,394,177 Thrivent Core Emerging Markets
Debt Fund $ 65,142,695
2,256,596 Thrivent Core Emerging Markets
Equity Fund 27,530,473
1,214,597 Thrivent Core International Equity
Fund 15,583,281
666,659 Thrivent Core Small Cap Value
Fund 7,179,921
3,307,201 Thrivent Global Stock Fund, Class
S 105,962,734
11,174,625 Thrivent High Yield Fund, Class S 47,939,141
15,446,682 Thrivent Income Fund, Class S 128,825,328
13,821,881 Thrivent International Equity Fund,
Class S 179,684,447
19,312,432 Thrivent Large Cap Growth Fund,
Class S 499,226,355
12,314,955 Thrivent Large Cap Value Fund,
Class S 411,196,338
2,461,812 Thrivent Mid Cap Stock Fund,
Class S 91,013,198
5,877,959 Thrivent Short-Term Bond Fund,
Class S 73,944,724
1,367,237 Thrivent Small Cap Stock Fund,
Class S 43,710,560
Total 1,696,939,195
U.S. Unaffiliated   0.5%
1,048 Health Care Select Sector SPDR
Fund 151,174
8,355 Invesco QQQ Trust Series 1 5,255,880
11,719 Invesco Senior Loan ETF
a
244,927
45,000 iShares Broad USD High Yield
Corporate Bond ETF 1,691,100
550 iShares Semiconductor ETF 168,603
16,683 SPDR S&P 500 ETF Trust 11,378,807
2,214 State Street SPDR S&P Biotech
ETF 249,540
810 VanEck Semiconductor ETF 294,046
Total 19,434,077
Total Registered Investment
Companies (cost $1,037,595,663) 1,716,373,272
Shares Common Stock 24.9% Value
Communications Services  2.3%
73,501 Alphabet, Inc., Class A 20,667,746
85,131 Alphabet, Inc., Class C 23,991,618
73,499 AT&T, Inc. 1,819,100
7,581 CarGurus, Inc.
b
266,245
85,122 Comcast Corporation 2,369,371
11,509 E.W. Scripps Company
b
27,967
690 Fox Corporation, Class A 44,608
509 Fox Corporation, Class B 29,731
733 Globalstar, Inc.
b
39,883
3,637 Imax Corporation
b
118,166
1,363 Iridium Communications, Inc. 26,101
2,292 Liberty Global, Ltd., Class A
b
25,212
334 Liberty Media Corporation-Liberty
Formula One
b
33,350
6,049 Lumen Technologies, Inc.
b
62,184
432 Madison Square Garden
Entertainment Corporation
b
29,583
Shares Common Stock  24.9% Value
Communications Services  2.3% - continued
88 Madison Square Garden Sports
Corporation
b
$ 18,866
2,246 Magnite, Inc.
b
40,158
19,597 Match Group, Inc. 633,767
38,317 Meta Platforms, Inc. 24,842,827
5,295 Netflix, Inc.
b
5,924,364
4,305 New York Times Company 245,342
23,967 News Corporation, Class A 635,126
17,565 Pinterest, Inc.
b
581,402
487 Reddit, Inc.
b
101,759
4,421 ROBLOX Corporation
b
502,756
485 Roku, Inc.
b
51,473
3,522 Spotify Technology SA
b
2,308,037
4,271 T-Mobile US, Inc. 897,124
244 Trade Desk, Inc.
b
12,268
71,720 Uniti Group, Inc.
b
413,107
32,590 Verizon Communications, Inc. 1,295,127
19,104 Walt Disney Company 2,151,492
145,949 Warner Brothers Discovery, Inc.
b
3,276,555
94,630 Warner Music Group Corporation 3,024,375
Total 96,506,790
Consumer Discretionary  2.6%
160,456 ADT, Inc. 1,418,431
1,437 Advance Auto Parts, Inc. 67,726
139,867 Amazon.com, Inc.
b
34,158,319
6,881 American Axle & Manufacturing
Holdings, Inc.
b
42,662
2,526 American Eagle Outfitters, Inc. 42,209
42,621 Aptiv plc
b
3,456,563
680 Aramark 25,758
654 Asbury Automotive Group, Inc.
b
153,428
267 Autoliv, Inc. 31,186
4,400 Bath & Body Works, Inc. 107,712
563 Best Buy Company, Inc. 46,245
623 Booking Holdings, Inc. 3,163,432
2,186 Boot Barn Holdings, Inc.
b
414,575
6,878 BorgWarner, Inc. 295,479
79 Brinker International, Inc.
b
8,584
1,116 Buckle, Inc. 61,157
5,732 Build-A-Bear Workshop, Inc. 310,789
525 CarMax, Inc.
b
22,003
65,292 Carnival Corporation
b
1,882,368
32 Cavco Industries, Inc.
b
16,954
3,052 Champion Homes, Inc.
b
208,238
2,213 Chewy, Inc.
b
74,622
15,269 Columbia Sportswear Company 757,800
2,839 Coursera, Inc.
b
23,904
17,629 D.R. Horton, Inc. 2,628,131
1,802 Dana, Inc. 36,581
77 Darden Restaurants, Inc. 13,871
93 Domino's Pizza, Inc. 37,057
13,715 DoorDash, Inc.
b
3,488,685
142 Dorman Products, Inc.
b
19,046
44 Duolingo, Inc.
b
11,908
58 Dutch Bros, Inc.
b
3,221
608 eBay, Inc. 49,436
17,068 Etsy, Inc.
b
1,058,216
481 Five Below, Inc.
b
75,647
9,283 Ford Motor Company 121,886
1,826 Fox Factory Holding Corporation
b
40,373
5,890 Frontdoor, Inc.
b
391,273
4,162 Gap, Inc. 95,102
1,846 Garmin, Ltd. 394,933
1,951 Garrett Motion, Inc. 33,050

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Consumer Discretionary  2.6% - continued
156 General Motors Company $ 10,778
4,523 Gentex Corporation 106,064
1,538 GigaCloud Technology, Inc.
b
43,033
3,471 Gildan Activewear, Inc.
a
202,325
5,969 Goodyear Tire & Rubber
Company
b
41,126
1,844 Grand Canyon Education, Inc.
b
347,225
192 Group 1 Automotive, Inc. 76,328
4,033 Hasbro, Inc. 307,758
13,136 Hilton Worldwide Holdings, Inc. 3,375,427
23,079 Home Depot, Inc. 8,760,558
2,296 Installed Building Products, Inc. 569,936
11,455 Laureate Education, Inc.
b
332,539
1,138 La-Z-Boy, Inc. 36,075
364 Lear Corporation 38,093
7,402 Levi Strauss & Company 150,113
171 Lithia Motors, Inc. 53,708
17,478 Lowe's Companies, Inc. 4,162,036
178 Lululemon Athletica, Inc.
b
30,356
132 M/I Homes, Inc.
b
16,525
2,253 Macy's, Inc. 43,911
6,842 Mattel, Inc.
b
125,756
2,844 McDonald's Corporation 848,735
1,734 MGM Resorts International
b
55,540
3,612 Modine Manufacturing Company
b
553,394
977 Mohawk Industries, Inc.
b
111,026
523 Murphy USA, Inc. 187,339
1,448 National Vision Holdings, Inc.
b
37,286
58 NVR, Inc.
b
418,228
23,897 O'Reilly Automotive, Inc.
b
2,256,833
250 Planet Fitness, Inc.
b
22,672
172 PulteGroup, Inc. 20,618
532 Ralph Lauren Corporation 170,059
269 Red Rock Resorts, Inc. 14,340
19,350 Ross Stores, Inc. 3,075,102
831 Service Corporation International/
US 69,397
6,502 SharkNinja, Inc.
b
555,921
7,429 Six Flags Entertainment
Corporation
b
170,718
2,247 Sonos, Inc.
b
38,581
108,793 Sony Group Corporation ADR 3,034,237
1,825 Stoneridge, Inc.
b
12,428
433 Strategic Education, Inc. 32,899
1,257 Tapestry, Inc. 138,044
225 Taylor Morrison Home Corporation
b
13,336
34,212 Tesla, Inc.
b
15,619,831
4,088 Texas Roadhouse, Inc. 668,715
837 Toll Brothers, Inc. 112,953
719 TopBuild Corporation
b
303,763
1,019 Travel + Leisure Company 63,973
496 Ulta Beauty, Inc.
b
257,860
55 United Parks & Resorts, Inc.
b
2,662
11,172 Universal Technical Institute, Inc.
b
332,032
182 Urban Outfitters, Inc.
b
11,759
2,323 VF Corporation 32,615
6,533 Viking Holdings, Ltd.
b
397,533
299 Visteon Corporation 32,041
372 Wayfair, Inc.
b
38,506
3,161 Wingstop, Inc. 684,767
190 Winmark Corporation 76,602
36,051 Wyndham Hotels & Resorts, Inc. 2,647,225
4,139 Wynn Resorts, Ltd. 492,500
3,603 Yum China Holding, Inc. 155,866
Shares Common Stock  24.9% Value
Consumer Discretionary  2.6% - continued
499 Yum! Brands, Inc. $ 68,967
Total 107,955,133
Consumer Staples  0.7%
1,502 Albertsons Companies, Inc. 26,570
10,709 Altria Group, Inc. 603,773
546 Archer-Daniels-Midland Company 33,049
543 BellRing Brands, Inc.
b
16,361
6,373 BJ's Wholesale Club Holdings,
Inc.
b
562,481
1,212 Casey's General Stores, Inc. 621,986
1,151 Central Garden & Pet Company,
Class A
b
32,009
2,442 Church & Dwight Company, Inc. 214,139
5,777 Colgate-Palmolive Company 445,118
3,311 Conagra Brands, Inc. 56,916
640 Costco Wholesale Corporation 583,328
282,077 Coty, Inc.
b
1,119,846
1,262 Darling Ingredients, Inc.
b
40,447
3,382 e.l.f. Beauty, Inc.
b
413,078
513 Ingredion, Inc. 59,205
2,649 J & J Snack Foods Corporation 224,238
1,677 John B. Sanfilippo & Son, Inc. 105,282
149,236 Kenvue, Inc. 2,144,521
131,765 Keurig Dr Pepper, Inc. 3,578,737
590 Kimberly-Clark Corporation 70,629
108 Kraft Heinz Company 2,671
582 Kroger Company 37,033
3,668 Maplebear, Inc.
b
135,203
735 Marzetti Company 115,241
580 McCormick & Company, Inc. 37,213
6,625 Monster Beverage Corporation
b
442,749
8,039 Philip Morris International, Inc. 1,160,269
467 Primo Brands Corporation 10,260
28,282 Procter & Gamble Company 4,252,764
2,213 Smithfield Foods, Inc. 49,040
51 Sprouts Farmers Markets, Inc.
b
4,027
57,619 Sysco Corporation 4,279,939
1,379 Turning Point Brands, Inc. 123,972
521 Tyson Foods, Inc. 26,785
74,207 Unilever plc ADR
a
4,466,519
293 US Foods Holding Corporation
b
21,278
8,723 Vita Coco Company, Inc.
b
359,213
48,629 Walmart, Inc. 4,920,282
Total 31,396,171
Energy  0.9%
59,392 Antero Midstream Corporation 1,024,512
2,041 Antero Resources Corporation
b
63,087
3,973 APA Corporation 89,988
1,589 Archrock, Inc. 40,154
12,928 Baker Hughes Company 625,845
462 Cactus, Inc. 20,407
466 California Resources Corporation 21,981
4,748 Cheniere Energy, Inc. 1,006,576
494 Chord Energy Corporation 44,816
2,335 Civitas Resources, Inc. 67,318
51,501 ConocoPhillips 4,576,379
10,606 Coterra Energy, Inc. 250,938
95,421 Devon Energy Corporation 3,100,228
13,491 DHT Holdings, Inc. 179,160
1,047 Diamondback Energy, Inc. 149,920
1,141 DT Midstream, Inc. 124,928
135,071 Enterprise Products Partners, LP 4,158,836

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Energy  0.9% - continued
7,658 EOG Resources, Inc. $ 810,523
745 EQT Corporation 39,917
4,136 Expand Energy Corporation 427,290
85,532 Exxon Mobil Corporation 9,781,440
1,194 Gulfport Energy Corporation
b
222,096
93,567 Halliburton Company 2,511,338
12,864 Hess Midstream, LP 436,733
1,182 HF Sinclair Corporation 60,991
29,143 Kinder Morgan, Inc. 763,255
1,100 Kodiak Gas Services, Inc. 40,568
13,419 Marathon Petroleum Corporation 2,615,497
1,992 Matador Resources Company 78,604
4,180 Noble Corporation plc 122,683
389 Occidental Petroleum Corporation 16,027
233 Oceaneering International, Inc.
b
5,427
1,061 ONEOK, Inc. 71,087
4,578 Ovintiv, Inc. 171,721
970 Par Pacific Holdings, Inc.
b
38,781
4,783 Permian Resources Corporation 60,075
833 Phillips 66 113,405
2,388 Range Resources Corporation 84,893
257 Ranger Energy Services, Inc. 3,531
2,690 Ring Energy, Inc.
b
2,569
539 Scorpio Tankers, Inc. 33,256
861 SM Energy Company 17,986
1,529 Talos Energy, Inc.
b
15,000
55 Targa Resources Corporation 8,472
17,441 TechnipFMC plc 721,185
237 Valero Energy Corporation 40,186
22,445 Williams Companies, Inc. 1,298,892
Total 36,158,501
Financials  3.4%
198 1st Source Corporation 11,769
2,876 Affiliated Managers Group, Inc. 684,373
655 Affirm Holdings, Inc.
b
47,081
290 Aflac, Inc. 31,085
21,886 AGNC Investment Corporation 218,860
15,355 Allstate Corporation 2,940,790
10,955 Ally Financial, Inc. 426,916
14,654 Amalgamated Financial
Corporation 399,468
2,963 Amerant Bancorp, Inc. 49,690
6,918 American Express Company 2,495,530
33,234 American International Group, Inc. 2,624,157
3,265 Ameriprise Financial, Inc. 1,478,294
279 Ameris Bancorp 19,982
1,797 Annaly Capital Management, Inc. 38,042
3,747 Arch Capital Group, Ltd. 323,404
3,511 Ares Management Corporation 522,121
1,257 Arthur J. Gallagher & Company 313,609
1,754 Artisan Partners Asset
Management, Inc. 76,580
19,252 Associated Banc-Corp 476,872
481 Assurant, Inc. 101,837
3,076 Atlantic Union Bankshares
Corporation 100,032
665 Axis Capital Holdings, Ltd. 62,284
194,887 Bank of America Corporation 10,416,710
1,148 Bank of N.T. Butterfield & Son, Ltd. 53,106
35,664 Bank of New York Mellon
Corporation 3,849,216
578 Bank OZK 26,004
764 BankFinancial Corporation 8,442
354 BankUnited, Inc. 14,188
Shares Common Stock  24.9% Value
Financials  3.4% - continued
984 Bar Harbor Bankshares $ 28,861
995 BCB Bancorp, Inc. 7,900
17,272 Beacon Financial Corporation 420,400
7,492 Berkshire Hathaway, Inc.
b
3,577,730
761 BlackRock, Inc. 824,018
751 Blackstone Mortgage Trust, Inc. 13,878
20 Block, Inc.
b
1,519
5,479 Blue Owl Capital, Inc. 86,404
716 Bread Financial Holdings, Inc. 44,857
4,682 Bridgewater Bancshares, Inc.
b
77,066
193 Brown & Brown, Inc. 15,390
626 Burke & Herbert Financial Services
Corporation 36,846
1,348 Business First Bancshares, Inc. 33,053
6,071 Byline Bancorp, Inc. 162,339
228 C&F Financial Corporation 15,597
1,103 Cadence Bank 41,627
359 California BanCorp
b
6,638
115 Camden National Corporation 4,387
427 Capital City Bank Group, Inc. 16,610
32,301 Capital One Financial Corporation 7,105,897
5,811 Capitol Federal Financial, Inc. 35,098
3,135 Carlyle Group, Inc. 167,158
90 Cathay General Bancorp 4,090
3,143 Central Pacific Financial
Corporation 89,607
105,594 Charles Schwab Corporation 9,980,745
103 ChoiceOne Financial Services, Inc. 2,950
12,969 Chubb, Ltd. 3,591,635
404 Cincinnati Financial Corporation 62,454
7,731 Citigroup, Inc. 782,609
417 Citizens Financial Group, Inc. 21,213
1,390 Civista Bancshares, Inc. 29,927
446 CNB Financial Corporation 10,972
2,721 CNO Financial Group, Inc. 108,894
391 Coinbase Global, Inc.
b
134,418
1,611 Colony Bankcorp, Inc. 25,760
1,935 Columbia Banking System, Inc. 51,858
890 Commerce Bancshares, Inc. 46,841
78 Community Financial System, Inc. 4,327
5,573 Community Trust Bancorp, Inc. 285,310
403 Community West Bancshares 8,536
883 ConnectOne Bancorp, Inc. 21,245
398 Cullen/Frost Bankers, Inc. 49,010
131 Dave, Inc.
b
31,351
96 Diamond Hill Investment Group,
Inc. 12,322
2,553 Donnelley Financial Solutions, Inc.
b
117,310
1,892 Dynex Capital, Inc. 25,050
1,235 East West Bancorp, Inc. 125,476
674 Eastern Bankshares, Inc. 11,815
1,164 Enact Holdings, Inc. 41,578
7,833 Enova International, Inc.
b
936,592
1,615 Enterprise Financial Services
Corporation 84,578
2,212 Equitable Holdings, Inc. 109,273
1,952 Essent Group, Ltd. 118,233
365 Euronet Worldwide, Inc.
b
27,689
598 Evercore, Inc. 176,147
2,067 F.N.B. Corporation 32,493
2,027 Farmers National Banc
Corporation 26,310
769 Federal Agricultural Mortgage
Corporation 121,994
3,181 Federated Hermes, Inc. 154,215

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Financials  3.4% - continued
445 Fidelity National Information
Services, Inc. $ 27,821
794 Fifth Third Bancorp 33,046
4,163 Financial Institutions, Inc. 118,354
1,556 First American Financial
Corporation 97,266
2,367 First Bancorp/Puerto Rico 46,133
1,421 First Citizens BancShares, Inc./NC 2,593,069
2,615 First Financial Bancorp 61,217
520 First Financial Bankshares, Inc. 16,063
1,506 First Financial Corporation 80,300
282 First Hawaiian, Inc. 6,917
4,041 First Horizon Corporation 86,316
1,215 First Internet Bancorp 21,554
1,296 First Merchants Corporation 45,982
1,990 First Mid-Illinois Bancshares, Inc. 71,103
427 FirstCash Holdings, Inc. 67,680
6,467 Fiserv, Inc.
b
431,284
679 Flagstar Bank NA 7,754
2,102 Flushing Financial Corporation 28,734
560 Flywire Corporation
b
7,459
2,521 Franklin Resources, Inc. 57,000
12,252 Fulton Financial Corporation 212,817
2,598 Genworth Financial, Inc.
b
21,927
10,817 Glacier Bancorp, Inc. 441,874
355 Global Life, Inc. 46,686
237 Global Payments, Inc. 18,429
4,887 Great Southern Bancorp, Inc. 272,206
58 Hamilton Lane, Inc. 6,610
408 Hancock Whitney Corporation 23,301
193 Hanover Insurance Group, Inc. 32,980
765 Hartford Insurance Group, Inc. 94,998
155 HBT Financial, Inc. 3,780
1,618 Heritage Financial Corporation 35,903
247 Home Bancorp, Inc. 13,128
1,016 Home BancShares, Inc. 27,137
4,404 Hometrust Bancshares, Inc. 173,121
3,307 Horizon Bancorp, Inc. 51,589
8,136 Houlihan Lokey, Inc. 1,456,995
1,663 Huntington Bancshares, Inc./OH 25,677
57 Independent Bank Corporation/MA 3,836
2,337 Independent Bank Corporation/MI 70,624
34,436 Intercontinental Exchange, Inc. 5,037,642
52,441 Invesco, Ltd. 1,242,852
41 Jack Henry & Associates, Inc. 6,107
544 Jackson Financial, Inc. 54,841
35,608 Janus Henderson Group plc 1,551,084
471 Jefferies Financial Group, Inc. 24,883
49,731 JPMorgan Chase & Company 15,472,309
4,822 Kearny Financial Corporation/MD 30,813
162,778 KeyCorp 2,863,265
1,301 Ladder Capital Corporation 13,752
2,309 Lazard, Inc. 112,679
1,425 LendingClub Corporation
b
24,781
3,124 Lincoln National Corporation 131,208
109 Loews Corporation 10,852
3,337 M&T Bank Corporation 613,574
319 MarketAxess Holdings, Inc. 51,059
5,804 Marsh & McLennan Companies,
Inc. 1,033,983
1,826 Mastercard, Inc. 1,007,934
1,170 Mercantile Bank Corporation 51,305
37,577 MetLife, Inc. 2,999,396
34,693 MGIC Investment Corporation 951,282
1,642 Midland States Bancorp, Inc. 24,039
Shares Common Stock  24.9% Value
Financials  3.4% - continued
10,634 MidWestOne Financial Group, Inc. $ 393,352
3,955 Moody's Corporation 1,899,587
449 Morningstar, Inc. 95,323
156 MSCI, Inc. 91,814
24,653 Nasdaq, Inc. 2,107,585
1,133 National Bank Holdings
Corporation 40,403
6,849 NMI Holdings, Inc.
b
249,509
703 Northeast Bank 60,655
1,317 Northeast Community Bancorp,
Inc. 25,866
2,336 Northern Trust Corporation 300,573
2,956 Northfield Bancorp, Inc. 30,210
21,285 Northwest Bancshares, Inc. 249,247
6,169 OFG Bancorp 238,494
24,386 Old National Bancorp 498,206
10,744 Old Republic International
Corporation 423,958
15,580 Old Second Bancorp, Inc. 279,661
3,252 OneMain Holdings, Inc. 192,486
1,095 Orange County Bancorp, Inc. 26,773
852 Origin Bancorp, Inc. 29,530
2,373 Orrstown Financial Services, Inc. 78,973
314 Palomar Holdings, Inc.
b
35,799
18 Park National Corporation 2,739
512 Paymentus Holdings, Inc.
b
14,643
884 PCB Bancorp 18,626
1,150 Peoples Bancorp, Inc./OH 32,890
610 Peoples Financial Services
Corporation 27,169
4,067 Pinnacle Financial Partners, Inc. 346,549
445 PNC Financial Services Group,
Inc. 81,235
4,588 Popular, Inc. 511,424
486 Principal Financial Group, Inc. 40,843
5,873 Progressive Corporation 1,209,838
548 Prosperity Bancshares, Inc. 36,069
19,966 Provident Financial Services, Inc. 365,178
513 Prudential Financial, Inc. 53,352
3,556 Radian Group, Inc. 120,691
957 Regions Financial Corporation 23,159
613 Reinsurance Group of America,
Inc. 111,848
275 RenaissanceRe Holdings, Ltd. 69,875
199 Renasant Corporation 6,692
8,157 Rithm Capital Corporation 89,482
6,357 RLI Corporation 374,809
19,742 Robinhood Markets, Inc.
b
2,897,731
467 S&T Bancorp, Inc. 17,111
21,242 SEI Investments Company 1,712,318
1,905 Selective Insurance Group, Inc. 143,523
181 ServisFirst Bancshares, Inc. 12,719
3,028 Shore Bancshares, Inc. 47,267
1,072 Sierra Bancorp 30,852
2,898 Simmons First National
Corporation 50,367
265 South Plains Financial, Inc. 9,673
907 Southern Missouri Bancorp, Inc. 47,563
2,840 SouthState Bank Corporation 251,766
710 Starwood Property Trust, Inc. 12,908
1,831 StepStone Group, Inc. 111,471
4,500 Stifel Financial Corporation 532,935
107 StoneX Group, Inc.
b
9,835
524 Synchrony Financial 38,975
1,654 Synovus Financial Corporation 73,835

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Financials  3.4% - continued
1,228 Texas Capital Bancshares, Inc.
b
$ 102,956
523 Third Coast Bancshares, Inc.
b
19,220
6,055 Toast, Inc.
b
218,828
651 Tompkins Financial Corporation 41,312
1,561 Towne Bank/Portsmouth, VA 50,748
4,056 TPG RE Finance Trust, Inc. 35,084
407 TPG, Inc. 22,401
2,932 Tradeweb Markets, Inc. 309,003
10,836 Triumph Financial, Inc.
b
590,129
2,099 Trustmark Corporation 78,125
9,742 U.S. Bancorp 454,757
526 UMB Financial Corporation 56,219
779 United Bankshares, Inc. 27,880
2,159 United Community Banks, Inc. 63,043
574 Unity Bancorp, Inc. 26,065
1,244 Univest Financial Corporation 36,524
7,604 Unum Group 558,286
2,467 Valley National Bancorp 26,816
1,132 Virtu Financial, Inc. 39,439
29,024 Visa, Inc. 9,889,638
3,140 Voya Financial, Inc. 233,804
333 WaFd, Inc. 9,667
1,201 Washington Trust Bancorp, Inc. 32,715
1,376 Webster Financial Corporation 78,487
138,144 Wells Fargo & Company 12,014,384
10,975 WesBanco, Inc. 330,348
707 Western Alliance Bancorp 54,686
8,606 Western Union Company 80,294
2 White Mountains Insurance Group,
Ltd. 3,809
78 Willis Towers Watson plc 24,422
2,885 Wintrust Financial Corporation 375,108
3,000 WisdomTree, Inc. 35,880
121 WSFS Financial Corporation 6,303
14,442 Zions Bancorp NA 752,573
Total 141,811,769
Health Care  2.7%
2,990 4D Molecular Therapeutics, Inc.
b
34,385
20,497 AbbVie, Inc. 4,469,166
1,898 Adaptive Biotechnologies
Corporation
b
32,949
20,743 ADMA Biologics, Inc.
b
321,102
24,213 Agilent Technologies, Inc. 3,543,815
475 Agios Pharmaceuticals, Inc.
b
20,539
38 Align Technology, Inc.
b
5,239
350 Alkermes plc
b
10,745
834 Alnylam Pharmaceuticals, Inc.
b
380,337
10,611 Amgen, Inc. 3,166,641
419 Amicus Therapeutics, Inc.
b
3,784
6,365 Amneal Pharmaceuticals, Inc.
b
68,869
577 AnaptysBio, Inc.
b
21,107
4,174 ANI Pharmaceuticals, Inc.
b
378,164
646 Anika Therapeutics, Inc.
b
6,299
1,491 Arcus Biosciences, Inc.
b
29,403
355 Argenx SE ADR
b
290,568
307 Artivion, Inc.
b
13,929
1,805 Aurinia Pharmaceuticals, Inc.
b
23,772
90,088 Avantor, Inc.
b
1,064,840
828 Azenta, Inc.
b
25,006
7,013 Biogen, Inc.
b
1,081,896
567 Biohaven, Ltd.
b
9,752
22,818 BioMarin Pharmaceutical, Inc.
b
1,222,360
2,192 Bio-Techne Corporation 137,153
42,580 Boston Scientific Corporation
b
4,288,658
Shares Common Stock  24.9% Value
Health Care  2.7% - continued
195 Bruker Corporation $ 7,593
151 Cardinal Health, Inc. 28,806
1,394 CareDx, Inc.
b
20,910
2,440 Caribou Biosciences, Inc.
b
5,905
6,805 Cencora, Inc. 2,298,797
986 Charles River Laboratories
International, Inc.
b
177,549
13,893 Cigna Group 3,395,588
14,359 Concentra Group Holdings Parent,
Inc. 286,031
2,033 Cooper Companies, Inc.
b
142,127
4,206 CorVel Corporation
b
311,034
22,271 Danaher Corporation 4,796,728
2,440 Denali Therapeutics, Inc.
b
39,723
4,163 Dentsply Sirona, Inc. 52,495
7,829 Dexcom, Inc.
b
455,804
541 Doximity, Inc.
b
35,706
1,608 Dyne Therapeutics, Inc.
b
36,309
633 Edwards Lifesciences
Corporation
b
52,191
7,461 Elanco Animal Health, Inc.
b
165,261
11,126 Eli Lilly & Company 9,600,180
2,338 Enanta Pharmaceuticals, Inc.
b
25,625
8,267 Encompass Health Corporation 941,198
3,063 Fate Therapeutics, Inc.
b
4,135
4,711 Fortrea Holdings, Inc.
b
49,277
515 GE HealthCare Technologies, Inc. 38,599
35,377 Gilead Sciences, Inc. 4,237,811
3,246 GoodRx Holdings, Inc.
b
10,939
6,529 Halozyme Therapeutics, Inc.
b
425,626
7,487 HealthEquity, Inc.
b
708,121
328 Henry Schein, Inc.
b
20,730
38 Hims & Hers Health, Inc.
b
1,728
134 Hologic, Inc.
b
9,904
324 Humana, Inc. 90,134
3,787 IDEXX Laboratories, Inc.
b
2,383,954
2,680 Illumina, Inc.
b
331,087
5,929 Incyte Corporation
b
554,243
15,005 Indivior plc
b
440,697
624 Insmed, Inc.
b
118,310
2,462 Insulet Corporation
b
770,631
5,574 Intuitive Surgical, Inc.
b
2,978,077
684 Ionis Pharmaceuticals, Inc.
b
50,821
416 IQVIA Holding, Inc.
b
90,047
454 Jazz Pharmaceuticals, Inc.
b
62,489
66,178 Johnson & Johnson 12,499,039
4,045 Kura Oncology, Inc.
b
41,542
16,002 Labcorp Holdings, Inc. 4,063,868
3,145 LeMaitre Vascular, Inc. 272,388
2,403 Medpace Holdings, Inc.
b
1,405,539
49,261 Medtronic plc 4,467,973
70,330 Merck & Company, Inc. 6,046,973
6,182 Merit Medical Systems, Inc.
b
541,172
253 Mettler-Toledo International, Inc.
b
358,321
1,248 Myriad Genetics, Inc.
b
10,034
2,326 Natera, Inc.
b
462,711
3,846 Neurocrine Biosciences, Inc.
b
550,786
273 Option Care Health, Inc.
b
7,106
4,107 Organon & Company 27,722
3,655 Penumbra, Inc.
b
831,037
645 Perrigo Company plc 13,377
25,113 Pfizer, Inc. 619,035
454 Prestige Consumer Healthcare,
Inc.
b
27,512
3,849 Progyny, Inc.
b
72,015

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Health Care  2.7% - continued
1,421 Prothena Corporation plc
b
$ 15,276
1,223 QIAGEN NV 57,298
65 Quest Diagnostics, Inc. 11,437
2,402 REGENXBIO, Inc.
b
30,674
5,988 Relay Therapeutics, Inc.
b
42,754
3,033 Repligen Corporation
b
452,099
63 ResMed, Inc. 15,553
33 Revvity, Inc. 3,089
80 Rigel Pharmaceuticals, Inc.
b
2,526
2,220 Rocket Pharmaceuticals, Inc.
b
8,369
16,404 Royalty Pharma plc 615,806
69,254 Sanofi SA ADR 3,502,867
331 SIGA Technologies, Inc. 2,741
804 Sotera Health Company
b
13,346
14,132 STERIS plc 3,330,912
13,325 Stevanato Group SPA 336,057
5,514 Stryker Corporation 1,964,307
46 Supernus Pharmaceuticals, Inc.
b
2,536
1,614 Teleflex, Inc. 200,895
4,137 Tenet Healthcare Corporation
b
854,249
3,159 Thermo Fisher Scientific, Inc. 1,792,385
11,283 Twist Bioscience Corporation
b
371,098
1,955 UFP Technologies, Inc.
b
376,611
496 United Therapeutics Corporation
b
220,933
10,131 UnitedHealth Group, Inc. 3,460,344
483 Universal Health Services, Inc. 104,816
804 Vaxcyte, Inc.
b
36,405
159 Veeva Systems, Inc.
b
46,301
6,274 Vericel Corporation
b
219,966
5,420 Vertex Pharmaceuticals, Inc.
b
2,306,589
20,351 Viatris, Inc. 210,836
198 Viemed Healthcare, Inc.
b
1,279
692 Viking Therapeutics, Inc.
a,b
26,351
14,250 Waystar Holding Corporation
b
510,863
1,438 West Pharmaceutical Services,
Inc. 405,617
2,472 Xencor, Inc.
b
36,363
1,103 Xenon Pharmaceuticals, Inc.
b
46,238
39,828 Zimmer Biomet Holdings, Inc. 4,005,104
Total 114,862,438
Industrials  2.5%
1,598 A.O. Smith Corporation 105,452
1,910 Acuity, Inc. 697,246
3,299 Advanced Drainage Systems, Inc. 462,025
846 AECOM 113,660
1,462 AGCO Corporation 150,820
355 Alaska Air Group, Inc.
b
14,814
990 Allegheny Technologies, Inc.
b
97,980
1,151 Allegion plc 190,801
919 Allison Transmission Holdings, Inc. 75,863
55,143 Amentum Holdings, Inc.
b
1,235,755
14,580 AMETEK, Inc. 2,946,764
1,403 API Group Corporation
b
51,659
127 Applied Industrial Technologies,
Inc. 32,650
545 Arcosa, Inc. 55,590
1,405 Armstrong World Industries, Inc. 267,554
7,485 Atmus Filtration Technologies, Inc. 340,418
10,684 Automatic Data Processing, Inc. 2,781,045
1,162 Axon Enterprise, Inc.
b
850,851
178 AZZ, Inc. 17,773
2,490 Badger Infrastructure Solutions,
Ltd. 130,647
11,186 Barrett Business Services, Inc. 452,697
Shares Common Stock  24.9% Value
Industrials  2.5% - continued
1,453 Brady Corporation $ 110,297
59 Brink's Company 6,558
72 Broadridge Financial Solutions,
Inc. 15,869
8,631 BWX Technologies, Inc. 1,843,668
615 C.H. Robinson Worldwide, Inc. 94,704
2,904 Casella Waste Systems, Inc.
b
257,207
12,944 Caterpillar, Inc. 7,472,053
5,977 CECO Environmental Corporation
b
292,216
2,561 Clean Harbors, Inc.
b
539,116
260,669 CNH Industrial NV 2,734,418
402 Copart, Inc.
b
17,290
1,551 CRA International, Inc. 295,450
174,965 CSX Corporation 6,302,239
254 Cummins, Inc. 111,171
1,537 Curtiss-Wright Corporation 915,637
85,662 Delta Air Lines, Inc. 4,915,286
2,569 DNOW, Inc.
b
37,764
471 Donaldson Company, Inc. 39,682
74 Dycom Industries, Inc.
b
21,297
949 EMCOR Group, Inc. 641,315
1,111 Energy Recovery, Inc.
b
19,009
13,087 Enerpac Tool Group Corporation 537,091
794 EnerSys 100,171
3,298 EnPro, Inc. 765,169
6,783 ExlService Holdings, Inc.
b
265,215
1,501 Expeditors International of
Washington, Inc. 182,972
75,152 Fastenal Company 3,092,505
3,843 Federal Signal Corporation 453,589
4,044 Ferguson Enterprises, Inc. 1,004,934
65,201 Flowserve Corporation 4,449,968
4,953 Fluor Corporation
b
241,558
3,717 Fortive Corporation 187,114
813 Fortune Brands Innovations, Inc. 41,300
19,929 Gates Industrial Corporation plc
b
440,032
299 Generac Holdings, Inc.
b
50,238
12,310 General Dynamics Corporation 4,245,719
7,445 General Electric Company 2,300,133
198 Gorman-Rupp Company 8,904
4,462 Graco, Inc. 364,858
7,734 Great Lakes Dredge & Dock
Corporation
b
87,781
2,155 Griffon Corporation 159,492
3,175 Helios Technologies, Inc. 175,768
48,842 Hexcel Corporation 3,487,319
591 HNI Corporation 24,184
18,207 Honeywell International, Inc. 3,665,615
4,781 Howmet Aerospace, Inc. 984,647
1,871 Hudson Technologies, Inc.
b
16,979
3,049 Huron Consulting Group, Inc.
b
501,378
925 ICF International, Inc. 74,259
383 IDEX Corporation 65,669
255 IES Holdings, Inc.
b
99,929
525 Ingersoll Rand, Inc. 40,073
183 Insteel Industries, Inc. 5,717
1,438 ITT Corporation 266,131
18,730 Jacobs Solutions, Inc. 2,918,321
14,487 JB Hunt Transport Services, Inc. 2,446,275
2,886 Johnson Controls International plc 330,130
812 Kirby Corporation
b
84,026
380 Knight-Swift Transportation
Holdings, Inc. 17,146
1,771 Korn Ferry 114,584
13,578 L3Harris Technologies, Inc. 3,925,400

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Industrials  2.5% - continued
973 Legalzoom.com, Inc.
b
$ 9,701
3,793 Legence Corporation
a,b
156,916
1,375 Leidos Holdings, Inc. 261,896
4,650 Limbach Holdings, Inc.
b
439,332
860 Lincoln Electric Holdings, Inc. 201,627
338 LSI Industries, Inc. 7,737
10,111 Lyft, Inc.
b
206,871
17,458 Masco Corporation 1,130,580
152 MasTec, Inc.
b
31,032
28,212 Masterbrand, Inc.
b
356,318
320 Maximus, Inc. 26,598
2,246 McGrath RentCorp 241,310
714 Middleby Corporation
b
88,700
2,606 Moog, Inc. 533,839
3,207 MSC Industrial Direct Company,
Inc. 272,306
14,128 Mueller Water Products, Inc. 362,525
2,028 NEXTracker, Inc.
b
205,274
19 Nordson Corporation 4,407
8,008 nVent Electric plc 915,715
3,636 Old Dominion Freight Line, Inc. 510,567
712 Oshkosh Corporation 87,783
5,777 Otis Worldwide Corporation 535,875
6,402 Parker-Hannifin Corporation 4,947,658
71 Paylocity Holding Corporation
b
10,030
2,446 Pentair plc 260,132
488 Pitney Bowes, Inc. 4,821
120 Primoris Services Corporation 16,982
1,268 Quanta Services, Inc. 569,497
1,292 RBC Bearings, Inc.
b
553,661
162 Regal Rexnord Corporation 22,824
4,157 Republic Services, Inc. 865,654
5,781 REV Group, Inc. 296,392
3,720 Rockwell Automation, Inc. 1,370,299
53 Ryder System, Inc. 8,969
1,753 Sensata Technologies Holding plc 55,798
3,285 Shoals Technologies Group, Inc.
b
34,525
305 SkyWest, Inc.
b
30,646
4,636 Southwest Airlines Company 140,471
255 SPX Technologies, Inc.
b
57,092
403 SS&C Technologies Holdings, Inc. 34,223
1,779 Stanley Black & Decker, Inc. 120,474
929 Sterling Construction Company,
Inc.
b
351,069
658 Textron, Inc. 53,173
3,021 Timken Company 237,179
734 Toro Company 54,852
1,501 Trane Technologies plc 673,424
5,435 TransUnion 441,213
1,834 Trex Company, Inc.
b
88,619
32,864 Uber Technologies, Inc.
b
3,171,376
1,037 UFP Industries, Inc. 95,539
415 UL Solutions, Inc. 32,316
372 UniFirst Corporation/MA 57,418
5,783 Union Pacific Corporation 1,274,400
555 United Airlines Holdings, Inc.
b
52,192
21,988 United Parcel Service, Inc. 2,120,083
270 United Rentals, Inc. 235,219
1,616 Upwork, Inc.
b
25,759
3,172 Veralto Corporation 313,013
7,096 Verisk Analytics, Inc. 1,552,321
1,749 Verra Mobility Corporation
b
40,594
354 Wabtec Corporation 72,372
2,847 Waste Management, Inc. 568,745
803 Watsco, Inc. 295,512
Shares Common Stock  24.9% Value
Industrials  2.5% - continued
4,791 Werner Enterprises, Inc. $ 125,524
87 WESCO International, Inc. 22,579
2,418 Xylem, Inc. 364,755
1,673 Zurn Elkay Water Solutions
Corporation 78,815
Total 104,361,721
Information Technology  7.5%
457 ACM Research, Inc.
b
18,947
4,457 Adobe, Inc.
b
1,516,762
21,718 Advanced Micro Devices, Inc.
b
5,562,414
3,960 Agilysys, Inc.
b
496,822
724 Ambarella, Inc.
b
61,706
2,288 Amkor Technology, Inc. 73,857
47,798 Amphenol Corporation 6,660,173
6,789 Analog Devices, Inc. 1,589,509
161,338 Apple, Inc. 43,620,955
7,676 Applied Materials, Inc. 1,789,276
3,259 AppLovin Corporation
b
2,077,058
24,345 Arista Networks, Inc.
b
3,838,963
208 Arrow Electronics, Inc.
b
23,202
92 Astera Labs, Inc.
b
17,175
14,401 Autodesk, Inc.
b
4,339,597
2,854 Bel Fuse, Inc. 439,487
187 BILL Holdings, Inc.
b
9,286
5,405 BlackLine, Inc.
b
309,436
51,182 Broadcom, Inc. 18,918,403
3,736 Cadence Design Systems, Inc.
b
1,265,346
114 Calix, Inc.
b
7,800
517 Ciena Corporation
b
98,189
930 Cirrus Logic, Inc.
b
123,364
140,207 Cisco Systems, Inc. 10,250,534
10,213 Cognex Corporation 422,716
270 Cognizant Technology Solutions
Corporation 19,678
3,541 Coherent Corporation
b
467,270
3,262 CommScope Holding Company,
Inc.
b
56,433
792 CommVault Systems, Inc.
b
110,262
13,979 CompoSecure, Inc.
b
277,623
1,015 Corning, Inc. 90,416
2,469 Crane NXT Company 156,164
63 Credo Technology Group Holding,
Ltd.
b
11,820
68 CTS Corporation 2,823
1,099 CyberArk Software, Ltd.
b
572,337
1,541 Datadog, Inc.
b
250,890
4,089 Descartes Systems Group, Inc.
b
360,691
9,748 DigitalOcean Holdings, Inc.
b
396,354
2,781 DocuSign, Inc.
b
203,402
778 Dolby Laboratories, Inc. 51,597
45,817 Dropbox, Inc.
b
1,328,693
10,578 Dynatrace Holdings, LLC
b
534,929
1,337 Enphase Energy, Inc.
b
40,792
187 EPAM Systems, Inc.
b
30,582
400 F5, Inc.
b
101,220
1,421 Fabrinet
b
626,050
136 First Solar, Inc.
b
36,304
6,605 Flex, Ltd.
b
412,945
12,444 Fortinet, Inc.
b
1,075,535
986 Gen Digital, Inc. 25,991
10,045 Gitlab, Inc.
b
489,694
4,248 Guidewire Software, Inc.
b
992,503
3,476 Hewlett Packard Enterprise
Company 84,884

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Information Technology  7.5% - continued
793 HubSpot, Inc.
b
$ 390,093
11,651 I3 Verticals, Inc.
b
358,268
1,893 Impinj, Inc.
b
382,689
16,062 International Business Machines
Corporation 4,937,619
25 Itron, Inc.
b
2,508
497 Jabil, Inc. 109,782
22,649 JFrog, Ltd.
b
1,075,375
4,146 Keysight Technologies, Inc.
b
758,552
1,088 KLA Corporation 1,315,109
5,205 Knowles Corporation
b
122,890
19,635 Lam Research Corporation 3,091,727
6,865 Lattice Semiconductor
Corporation
b
500,870
490 Littelfuse, Inc. 119,222
64 Lumentum Holdings, Inc.
b
12,900
80 MACOM Technology Solutions
Holdings, Inc.
b
11,850
53 Manhattan Associates, Inc.
b
9,650
4,920 Marvell Technology, Inc. 461,201
636 Microchip Technology, Inc. 39,699
36,069 Micron Technology, Inc. 8,071,160
101,476 Microsoft Corporation 52,545,288
316 Mirion Technologies, Inc.
b
9,281
2,695 MKS, Inc. 387,298
2,182 Monday.com, Ltd.
b
447,834
1,135 Monolithic Power Systems, Inc. 1,140,675
6,740 Motorola Solutions, Inc. 2,741,225
4,477 Napco Security Technologies, Inc. 197,660
624 NetApp, Inc. 73,495
34,941 Nokia Oyj ADR 241,442
304,958 NVIDIA Corporation 61,750,945
2,402 NXP Semiconductors NV 502,306
506 ON Semiconductor Corporation
b
25,340
6,047 Onto Innovation, Inc.
b
816,103
15,259 Oracle Corporation 4,007,166
36,251 Palantir Technologies, Inc.
b
7,267,238
8,991 Pegasystems, Inc. 572,277
547 Plexus Corporation
b
76,525
3,739 PTC, Inc.
b
742,341
181 Q2 Holdings, Inc.
b
11,179
3,505 Qorvo, Inc.
b
332,695
40,690 Qualcomm, Inc. 7,360,821
4,685 Ralliant Corporation 205,765
1,279 Rigetti Computing, Inc.
b
56,621
2,202 Salesforce, Inc. 573,423
91,116 Samsung Electronics Company,
Ltd. 6,858,868
6,849 SAP SE ADR 1,780,808
7,420 ServiceNow, Inc.
b
6,821,058
3,019 Silicon Laboratories, Inc.
b
395,730
1,204 SkyWater Technology, Inc.
b
21,052
2,269 Skyworks Solutions, Inc. 176,347
1,419 Snowflake, Inc.
b
390,055
223 Synopsys, Inc.
b
101,202
27,548 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 8,276,246
32,029 TD SYNNEX Corporation 5,012,218
1,352 TE Connectivity plc 333,958
212 Teledyne Technologies, Inc.
b
111,686
779 Tenable Holdings, Inc.
b
22,607
6,351 Teradyne, Inc. 1,154,358
2,364 Texas Instruments, Inc. 381,691
12,615 Trimble, Inc.
b
1,006,046
Shares Common Stock  24.9% Value
Information Technology  7.5% - continued
6,526 TTM Technologies, Inc.
b
$ 438,547
50 Twilio, Inc.
b
6,744
992 Tyler Technologies, Inc.
b
472,450
1,682 Unity Software, Inc.
b
63,748
597 Varonis Systems, Inc.
b
21,032
4,418 VeriSign, Inc. 1,059,436
25,122 Vontier Corporation 967,197
24,768 Weave Communications, Inc.
b
183,531
16,258 Western Digital Corporation 2,442,114
788 Zebra Technologies Corporation
b
212,169
16,068 Zoom Communications, Inc.
b
1,401,612
105 Zscaler, Inc.
b
34,770
Total 316,342,246
Materials  0.9%
1,539 Albemarle Corporation 151,176
2,047 Alcoa Corporation 75,309
30,576 Amcor plc 241,550
599 AptarGroup, Inc. 69,490
1,458 Ashland, Inc. 71,296
323 Avery Dennison Corporation 56,489
2,127 Avient Corporation 68,213
65,048 Axalta Coating Systems, Ltd.
b
1,851,917
1,721 Balchem Corporation 263,984
1,458 Ball Corporation 68,526
2,171 Celanese Corporation 83,453
70,578 CF Industries Holdings, Inc. 5,878,442
15,248 Coeur Mining, Inc.
b
261,808
980 Commercial Metals Company 58,173
12,624 Constellium SE
b
198,576
1,540 Corteva, Inc. 94,618
8,832 CRH plc 1,051,891
41,053 Crown Holdings, Inc. 3,989,531
8,437 DuPont de Nemours, Inc. 688,881
17,328 Eastman Chemical Company 1,031,363
11,756 Ecolab, Inc. 3,014,238
8,672 Element Solutions, Inc. 231,716
543 FMC Corporation 8,237
75,492 Freeport-McMoRan, Inc. 3,148,016
2,110 Greif, Inc. 120,038
56,674 Hecla Mining Company 729,394
3,639 Huntsman Corporation 30,131
744 Ingevity Corporation
b
39,968
252 International Flavors & Fragrances,
Inc. 15,868
13,860 Ivanhoe Mines, Ltd.
b
138,644
505 Kaiser Aluminum Corporation 45,718
723 Koppers Holdings, Inc. 20,403
7,817 Linde plc 3,269,851
694 Martin Marietta Materials, Inc. 425,491
682 Minerals Technologies, Inc. 38,704
5,293 Mosaic Company 145,293
358 MP Materials Corporation
b
22,586
27 NewMarket Corporation 20,733
8,766 Newmont Corporation 709,783
33,083 Nucor Corporation 4,964,104
1,356 O-I Glass, Inc.
b
15,309
5,433 Olin Corporation 112,463
3,824 Packaging Corporation of America 748,586
712 PPG Industries, Inc. 69,598
51 Reliance, Inc. 14,404
570 Royal Gold, Inc. 99,630
1,875 RPM International, Inc. 204,900
778 Scotts Miracle-Gro Company 41,639
1,453 Sealed Air Corporation 48,690

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Materials  0.9% - continued
192 Sensient Technologies Corporation $ 18,104
4,552 Solstice Advanced Materials, Inc.
b
205,147
1,234 Sonoco Products Company 50,063
3,101 Steel Dynamics, Inc. 486,237
405 Stepan Company 17,557
6,703 Tronox Holdings plc 23,461
423 Vulcan Materials Company 122,459
3,181 West Fraser Timber Company, Ltd. 194,041
Total 35,865,890
Real Estate  0.6%
574 Agree Realty Corporation 41,908
553 Alexandria Real Estate Equities,
Inc. 32,196
419 Alpine Income Property Trust, Inc. 6,151
5,923 AvalonBay Communities, Inc. 1,030,128
6,662 Brixmor Property Group, Inc. 174,278
16,662 Broadstone Net Lease, Inc. 298,583
1,028 CareTrust REIT, Inc. 35,620
442 CBL & Associates Properties, Inc. 13,070
24,629 CBRE Group, Inc.
b
3,754,198
3,324 Chatham Lodging Trust 21,274
2,616 Colliers International Group, Inc. 417,330
1,355 Compass, Inc.
b
10,447
4,281 CoStar Group, Inc.
b
294,576
4,116 Cousins Properties, Inc. 106,728
45,059 Crown Castle, Inc. 4,065,223
2,327 Curbline Properties Corporation 53,661
5,946 Cushman and Wakefield plc
b
93,352
281 Digital Realty Trust, Inc. 47,885
7,790 Easterly Government Properties,
Inc. 168,420
10,160 EPR Properties 498,043
1,210 Equity Lifestyle Properties, Inc. 73,870
79,652 Essential Properties Realty Trust,
Inc. 2,380,002
266 Essex Property Trust, Inc. 66,971
1,125 Extra Space Storage, Inc. 150,232
400 Federal Realty Investment Trust 38,476
6,587 First Industrial Realty Trust, Inc. 364,129
1,079 Getty Realty Corporation 29,597
431 Global Net Lease, Inc. 3,284
162,194 Healthcare Realty Trust, Inc. 2,874,078
75,968 Host Hotels & Resorts, Inc. 1,217,007
274 Howard Hughes Holdings, Inc.
b
21,723
5,468 Independence Realty Trust, Inc. 87,105
16,988 Industrial Logistics Properties Trust 89,697
9,291 Innovative Industrial Properties,
Inc. 465,944
4,245 InvenTrust Properties Corporation 116,313
532 Iron Mountain, Inc. 54,769
1,504 Jones Lang LaSalle, Inc.
b
458,855
1,044 Kimco Realty Corporation 21,569
73 Lamar Advertising Company 8,657
2,425 Macerich Company 41,589
39,926 Millrose Properties, Inc. 1,286,016
39 National Health Investors, Inc. 2,906
2,611 NetSTREIT Corporation 48,617
323 NNN REIT, Inc. 13,069
25,982 Outfront Media, Inc. 459,622
5,262 Park Hotels & Resorts, Inc. 54,146
1,822 Peakstone Realty Trust 24,615
16,795 Pebblebrook Hotel Trust 175,676
1,103 Postal Realty Trust, Inc. 16,335
345 RE/MAX Holdings, Inc.
b
2,736
Shares Common Stock  24.9% Value
Real Estate  0.6% - continued
415 Regency Centers Corporation $ 28,614
962 Rexford Industrial Realty, Inc. 39,750
5,906 RLJ Lodging Trust 40,161
650 RMR Group, Inc. 10,055
264 Ryman Hospitality Properties 22,944
61,362 Sabra Health Care REIT, Inc. 1,093,471
3,674 Safehold, Inc. 53,016
835 SBA Communications Corporation 159,886
14,505 Sila Realty Trust, Inc. 343,768
1,006 Simon Property Group, Inc. 176,815
4,628 STAG Industrial, Inc. 177,114
4,897 Summit Hotel Properties, Inc. 25,171
50,413 Tanger, Inc. 1,641,447
6,092 Terreno Realty Corporation 348,036
968 VICI Properties, Inc. 29,030
9,808 Xenia Hotels & Resorts, Inc. 120,638
1,009 Zillow Group, Inc., Class A
b
72,174
1,063 Zillow Group, Inc., Class C
b
79,704
Total 26,272,470
Utilities  0.8%
78,092 AES Corporation 1,083,136
5,770 Alliant Energy Corporation 385,551
1,465 American States Water Company 104,469
622 American Water Works Company,
Inc. 79,883
302 Artesian Resources Corporation 9,733
374 Avista Corporation 14,231
3,520 Black Hills Corporation 223,274
699 Brookfield Infrastructure
Corporation 31,672
187 California Water Service Group 8,299
5,430 CenterPoint Energy, Inc. 207,643
3,746 Clearway Energy, Inc., Class A 112,343
4,177 Clearway Energy, Inc., Class C 133,372
83 Consolidated Edison, Inc. 8,085
11,741 Constellation Energy Corporation 4,426,357
1,542 DTE Energy Company 209,003
40,831 Duke Energy Corporation 5,075,293
46,898 Edison International 2,597,211
67,290 Entergy Corporation 6,465,896
1,901 Essential Utilities, Inc. 74,196
34,222 Evergy, Inc. 2,628,592
1,393 Eversource Energy 102,817
2,181 Exelon Corporation 100,588
1,006 FirstEnergy Corporation 46,105
1,832 MDU Resources Group, Inc. 35,138
539 Middlesex Water Company 30,976
3,120 New Jersey Resources
Corporation 138,216
8,427 NiSource, Inc. 354,861
998 Northwestern Energy Group, Inc. 59,551
588 Otter Tail Corporation 45,405
81,050 PG&E Corporation 1,293,558
361 Pinnacle West Capital Corporation 31,956
47,036 Portland General Electric
Company 2,148,604
1,339 Spire, Inc. 115,690
98,146 UGI Corporation 3,281,021
1,109 Unitil Corporation 54,064
18,663 Vistra Energy Corporation 3,514,243

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  24.9% Value
Utilities  0.8% - continued
7,241 XPLR Infrastructure, LP $ 71,396
Total 35,302,428
Total Common Stock
(cost $780,371,646) 1,046,835,557
Principal
Amount Long-Term Fixed Income 18.7% Value
Asset-Backed Securities  0.4%
Access Group, Inc.
$ 10,529
4.797%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
10,526
ALLO Issuer, LLC
1,100,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
1,110,901
Balboa Bay Loan Funding, Ltd.
1,000,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
998,482
750,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
750,539
Barings CLO, Ltd.
975,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
975,483
Battalion CLO XIV, Ltd.
625,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
624,991
CarVal CLO I, Ltd.
600,000
5.744%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
600,666
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
509,800
Commonbond Student Loan Trust
11,137
4.606%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
11,015
Foundation Finance Trust
186,592
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
177,202
GSAA Home Equity Trust
1,534,801
4.263%,  8/25/2034, Ser.
2004-10, Class M2
d
1,427,340
Hertz Vehicle Financing III, LLC
550,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
555,110
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
863,060
HTAP Issuer Trust
629,334
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
627,472
Laurel Road Prime Student Loan
Trust
245,613
5.970%,  11/25/2043, Ser.
2018-D, Class A
c,d
234,359
Principal
Amount Long-Term Fixed Income  18.7% Value
Asset-Backed Securities  0.4% - continued
LCM 41, Ltd.
$ 450,000
5.905%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
$ 450,455
MFA Trust
519,543
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
520,144
National Collegiate Trust
109,415
4.890%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
107,068
Oak Street Investment
589,308
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
566,147
Palmer Square Loan Funding, Ltd.
575,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
569,192
Point Securitization Trust
1,100,000
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
1,093,745
PRET, LLC
1,208,791
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
1,213,237
545,904
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
549,180
PRPM, LLC
880,294
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,e
880,786
Sunnova Hestia II Issuer, LLC
590,718
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
591,740
Unlock HEA Trust
497,255
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
495,933
732,094
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
730,517
VOLT CVI, LLC
394,123
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
393,484
VOLT XCIX, LLC
247,522
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
247,283
Total 17,885,857
Basic Materials  0.2%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
113,000 8.625%,  6/15/2029
c
119,588
Alumina, Pty. Ltd.
164,000 6.125%,  3/15/2030
c
168,122
Avient Corporation
115,000 6.250%,  11/1/2031
c
117,410
Axalta Coating Systems Dutch
Holding B BV
132,000 7.250%,  2/15/2031
c
138,397
Cascades, Inc./Cascades USA,
Inc.
138,000 6.750%,  7/15/2030
c
141,164

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Basic Materials  0.2% - continued
Celanese US Holdings, LLC
$ 134,000 6.850%,  11/15/2028 $ 138,800
56,000 6.500%,  4/15/2030
a
55,532
77,000 6.629%,  7/15/2032 77,369
124,000 6.750%,  4/15/2033
a
122,105
Cerdia Finanz GmbH
131,000 9.375%,  10/3/2031
c
136,478
Chemours Company
184,000 5.750%,  11/15/2028
c
176,315
Cleveland-Cliffs, Inc.
244,000 4.625%,  3/1/2029
c
238,447
89,000 6.875%,  11/1/2029
c
91,394
140,000 4.875%,  3/1/2031
c
132,350
52,000 7.375%,  5/1/2033
c
53,798
65,000 6.250%,  10/1/2040 55,310
Consolidated Energy Finance SA
223,000 5.625%,  10/15/2028
a,c
151,435
CVR Partners, LP/CVR Nitrogen
Finance Corporation
146,000 6.125%,  6/15/2028
c
145,862
Eastman Chemical Company
316,000 5.000%,  8/1/2029 321,737
First Quantum Minerals, Ltd.
59,000 9.375%,  3/1/2029
c
62,429
167,000 8.625%,  6/1/2031
c
174,898
Fortescue Treasury, Pty. Ltd.
40,000 4.500%,  9/15/2027
c
39,840
33,000 5.875%,  4/15/2030
c
34,048
67,000 6.125%,  4/15/2032
c
69,913
Glencore Funding, LLC
325,000 4.000%,  3/27/2027
c
323,967
421,000 4.907%,  4/1/2028
c
427,670
Hecla Mining Company
61,000 7.250%,  2/15/2028 61,482
INEOS Finance plc
195,000 7.500%,  4/15/2029
a,c
181,573
Magnera Corporation
149,000 7.250%,  11/15/2031
a,c
128,655
Mercer International, Inc.
89,000 12.875%,  10/1/2028
c
73,892
76,000 5.125%,  2/1/2029 49,141
Methanex Corporation
64,000 5.250%,  12/15/2029
a
63,814
64,000 5.650%,  12/1/2044 55,685
Methanex US Operations, Inc.
71,000 6.250%,  3/15/2032
c
72,227
Mineral Resources, Ltd.
100,000 9.250%,  10/1/2028
c
104,851
46,000 8.500%,  5/1/2030
a,c
47,956
34,000 7.000%,  4/1/2031
c
35,199
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
91,000 5.350%,  3/15/2034 94,656
Novelis Corporation
68,000 4.750%,  1/30/2030
c
65,727
90,000 3.875%,  8/15/2031
c
82,469
Olin Corporation
78,000 6.625%,  4/1/2033
c
77,242
Qnity Electronics, Inc.
208,000 5.750%,  8/15/2032
c
211,668
Principal
Amount Long-Term Fixed Income  18.7% Value
Basic Materials  0.2% - continued
Smurfit Kappa Treasury, ULC
$ 253,000 5.777%,  4/3/2054 $ 257,555
SNF Group SACA
147,000 3.375%,  3/15/2030
c
135,972
Solstice Advanced Materials, Inc.
85,000 5.625%,  9/30/2033
c
85,068
Steel Dynamics, Inc.
159,000 5.250%,  5/15/2035 163,099
SunCoke Energy, Inc.
269,000 4.875%,  6/30/2029
c
251,159
Taseko Mines, Ltd.
131,000 8.250%,  5/1/2030
c
138,501
WR Grace Holdings, LLC
170,000 6.625%,  8/15/2032
c
164,198
Total 6,316,167
Capital Goods  0.3%
Advanced Drainage Systems, Inc.
133,000 6.375%,  6/15/2030
c
135,492
AECOM
164,000 6.000%,  8/1/2033
c
168,307
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
79,000 7.000%,  5/21/2030
c
81,534
Amphenol Corporation
373,000 5.300%,  11/15/2055
g
362,977
Amrize Finance US, LLC
232,000 5.400%,  4/7/2035
c
239,572
Amsted Industries, Inc.
15,000 4.625%,  5/15/2030
c
14,679
157,000 6.375%,  3/15/2033
c
162,485
ATI, Inc.
116,000 7.250%,  8/15/2030 121,808
Axon Enterprise, Inc.
92,000 6.125%,  3/15/2030
c
94,487
92,000 6.250%,  3/15/2033
c
95,092
BAE Systems plc
200,000 5.500%,  3/26/2054
c
203,270
200,000 5.250%,  3/26/2031
c
207,884
Ball Corporation
81,000 3.125%,  9/15/2031 73,813
Boeing Company
265,000 5.040%,  5/1/2027 267,584
162,000 6.259%,  5/1/2027 166,468
194,000 6.388%,  5/1/2031 210,993
360,000 5.705%,  5/1/2040 367,083
Bombardier, Inc.
98,000 6.000%,  2/15/2028
c
98,233
111,000 7.250%,  7/1/2031
c
117,818
185,000 7.000%,  6/1/2032
c
194,230
39,000 6.750%,  6/15/2033
c
40,940
108,000 7.450%,  5/1/2034
c
119,977
Brundage-Bone Concrete
Pumping Holdings, Inc.
208,000 7.500%,  2/1/2032
c
209,861
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
138,592
67,000 6.375%,  3/1/2034
c
69,387
78,000 6.750%,  5/15/2035
c
81,896

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Capital Goods  0.3% - continued
Canpack SA/Canpack US, LLC
$ 211,000 3.875%,  11/15/2029
c
$ 200,419
Chart Industries, Inc.
101,000 7.500%,  1/1/2030
c
105,333
Clean Harbors, Inc.
74,000 6.375%,  2/1/2031
c
75,814
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
23,092
125,000 6.875%,  1/15/2030
c
126,248
50,000 8.750%,  4/15/2030
c
50,102
76,000 6.750%,  4/15/2032
c
76,258
Crown Cork & Seal Company, Inc.
95,000 7.375%,  12/15/2026 97,679
Eaton Capital, ULC
200,000 4.450%,  5/9/2030 201,856
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
203,000 6.625%,  12/15/2030
c
208,690
EquipmentShare.com, Inc.
48,000 9.000%,  5/15/2028
c
48,362
96,000 8.625%,  5/15/2032
c
96,881
ESAB Corporation
122,000 6.250%,  4/15/2029
c
124,850
General Dynamics Corporation
86,000 4.950%,  8/15/2035 87,828
GFL Environmental, Inc.
222,000 4.000%,  8/1/2028
c
217,172
Herc Holdings, Inc.
42,000 5.500%,  7/15/2027
c
41,989
105,000 6.625%,  6/15/2029
c
108,430
100,000 7.000%,  6/15/2030
c
104,668
71,000 7.250%,  6/15/2033
c
74,856
Ingersoll Rand, Inc.
60,000 5.700%,  8/14/2033 63,834
Lockheed Martin Corporation
11,000 5.200%,  2/15/2064 10,437
78,000 6.150%,  9/1/2036 87,335
Martin Marietta Materials, Inc.
140,000 5.150%,  12/1/2034 143,202
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
93,700
Nesco Holdings II, Inc.
102,000 5.500%,  4/15/2029
c
99,719
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
c
195,141
Nordson Corporation
234,000 5.600%,  9/15/2028 242,437
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 448,110
OI European Group BV
230,000 4.750%,  2/15/2030
c
216,806
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
93,020
53,000 7.375%,  6/1/2032
a,c
51,854
Quikrete Holdings, Inc.
345,000 6.375%,  3/1/2032
c
357,838
QXO Building Products, Inc.
116,000 6.750%,  4/30/2032
c
120,089
Principal
Amount Long-Term Fixed Income  18.7% Value
Capital Goods  0.3% - continued
Regal Rexnord Corporation
$ 284,000 6.050%,  2/15/2026 $ 284,837
Resideo Funding, Inc.
136,000 6.500%,  7/15/2032
c
139,208
Reworld Holding Corporation
167,000 4.875%,  12/1/2029
c
156,921
Roller Bearing Company of
America, Inc.
79,000 4.375%,  10/15/2029
c
77,416
RTX Corporation
79,000 6.400%,  3/15/2054 88,795
375,000 4.450%,  11/16/2038 353,914
353,000 4.500%,  6/1/2042 320,867
Sealed Air Corporation/Sealed Air
Corporation (US)
104,000 6.125%,  2/1/2028
c
105,352
Siemens Funding BV
279,000 5.800%,  5/28/2055
c
297,694
Smyrna Ready Mix Concrete, LLC
252,000 8.875%,  11/15/2031
c
265,356
Sonoco Products Company
277,000 4.600%,  9/1/2029 278,787
Spirit AeroSystems, Inc.
490,000 4.600%,  6/15/2028 493,596
42,000 9.750%,  11/15/2030
c
46,144
SRM Escrow Issuer, LLC
37,000 6.000%,  11/1/2028
c
36,880
Standard Building Solutions, Inc.
76,000 6.500%,  8/15/2032
c
78,128
184,000 6.250%,  8/1/2033
c
187,634
Standard Industries, Inc./NY
65,000 4.750%,  1/15/2028
c
64,789
65,000 3.375%,  1/15/2031
c
59,195
TopBuild Corporation
46,000 4.125%,  2/15/2032
c
43,324
42,000 5.625%,  1/31/2034
c
42,170
Trane Technologies Financing, Ltd.
211,000 5.100%,  6/13/2034 216,864
TransDigm, Inc.
159,000 6.750%,  8/15/2028
c
162,137
365,000 7.125%,  12/1/2031
c
380,792
183,000 6.625%,  3/1/2032
c
189,236
171,000 6.000%,  1/15/2033
c
173,716
21,000 6.250%,  1/31/2034
c
21,703
42,000 6.750%,  1/31/2034
c
43,524
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 179,864
170,000 4.000%,  7/15/2030 163,262
Waste Pro USA, Inc.
101,000 7.000%,  2/1/2033
c
104,982
WESCO Distribution, Inc.
65,000 6.375%,  3/15/2029
c
67,156
46,000 6.625%,  3/15/2032
c
48,079
119,000 6.375%,  3/15/2033
c
124,311
Total 13,635,144
Collateralized Mortgage Obligations  1.1%
A&D Mortgage Trust
502,013
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
508,305

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Collateralized Mortgage Obligations  1.1% -
continued
Alternative Loan Trust
$ 104,315
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 52,622
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
941,310
BINOM Securitization Trust
329,573
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
304,966
CFST Mortgage Trust
750,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,e
747,390
Chase Home Lending Mortgage
Trust
850,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
869,245
CHNGE Mortgage Trust
314,286
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
315,989
Citicorp Mortgage Securities, Inc.
341,441
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 315,364
COLT Mortgage Loan Trust
616,698
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
559,991
Countrywide Alternative Loan Trust
117,089
3.961%,  10/25/2035, Ser.
2005-43, Class 4A1
d
100,321
556,152
7.000%,  10/25/2037, Ser.
2007-24, Class A10 185,106
Cross Mortgage Trust
723,138
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
727,401
CSMC Trust
318,362
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
317,214
406,672
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
360,629
Federal Home Loan Mortgage
Corporation - REMIC
1,179,754
4.000%,  1/25/2051, Ser.
5249, Class LA 1,166,764
800,000
5.000%,  1/25/2055, Ser.
5490, Class LB 785,656
1,450,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,462,748
775,000
5.250%,  3/25/2055, Ser.
5519, Class CL 770,504
1,550,000
5.000%,  8/25/2055, Ser.
5569, Class BY 1,514,563
1,600,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,610,219
1,299,085
8.183%,  (SOFR30A +
4.000%), 11/25/2025, Ser.
5567, Class MB
d
1,324,766
130,209
3.000%,  2/15/2033, Ser.
4170, Class IG
h
8,046
396,095
3.000%,  3/15/2033, Ser.
4180, Class PI
h
30,821
895,663
4.500%,  10/15/2033, Ser.
2695, Class BH 901,767
Principal
Amount Long-Term Fixed Income  18.7% Value
Collateralized Mortgage Obligations  1.1% -
continued
$ 1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC $ 925,269
Federal Home Loan Mortgage
Corporation - SLST
875,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
759,102
Federal National Mortgage
Association - REMIC
1,150,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,140,292
925,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 903,615
1,010,614
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 823,561
192,018
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
3,379
Flagstar Mortgage Trust
4,064,791
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
3,401,246
406,204
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
368,698
GCAT Trust
505,505
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
462,914
1,034,536
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,049,367
GS Mortgage-Backed Securities
Trust
929,198
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
811,887
1,475,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,477,963
GSR Mortgage Loan Trust
513,568
5.294%,  9/25/2034, Ser.
2004-11, Class 2A2
d
500,851
HOMES Trust
825,000
6.978%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
824,427
J.P. Morgan Mortgage Trust
784,816
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
658,683
588,945
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
504,724
LHOME Mortgage Trust
600,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
602,444
Mello Mortgage Capital
Acceptance
849,516
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
710,839
Merrill Lynch Alternative Note
Asset Trust
145,298
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 46,724
Morgan Stanley Residential
Mortgage Loan Trust
1,200,000
7.379%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,213,294
New Residential Mortgage Loan
Trust
1,656,880
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,387,961

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Collateralized Mortgage Obligations  1.1% -
continued
OBX Trust
$ 575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
$ 544,713
Palisades Mortgage Loan Trust
199,312
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
198,778
PMT Loan Trust
1,250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,288,313
1,375,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
1,380,562
PRET Trust
632,823
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
617,096
PRPM, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
525,674
RCO IX Mortgage, LLC
817,517
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
820,227
Residential Accredit Loans, Inc.
Trust
137,627
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 123,259
Saluda Grade Alternative
Mortgage Trust
1,000,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
1,009,273
800,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
804,551
Santander Mortgage Asset
Receivable Trust
938,359
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
937,263
Sequoia Mortgage Trust
750,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
752,304
Toorak Mortgage Trust
575,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
578,169
TRK Trust
493,542
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
447,317
TVC Mortgage Trust
650,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
650,442
Verus Securitization Trust
278,449
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
250,130
Vontive Mortgage Trust
1,050,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,065,848
Total 46,452,866
Commercial Mortgage-Backed Securities  0.3%
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
939,093
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,462,158
Principal
Amount Long-Term Fixed Income  18.7% Value
Commercial Mortgage-Backed Securities  0.3%
- continued
$ 600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
$ 586,058
BANK 2022-BNK39
3,956,730
0.414%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
87,681
BANK 2025-BNK49
5,289,087
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
248,720
900,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
951,806
BBCMS Mortgage Trust
6,948,810
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
438,422
750,000
5.015%,  9/15/2058, Ser.
2025-5C37, Class A3 767,479
5,468,794
1.804%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
342,339
Benchmark Mortgage Trust
700,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
732,007
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,021,627
Home Partners of America Trust
1,055,445
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,027,732
822,366
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
743,554
HTAP Issuer Trust
1,203,305
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
1,201,620
Morgan Stanley Capital I Trust
5,258,483
1.780%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
347,070
Total 10,897,366
Communications Services  0.5%
AMC Networks, Inc.
160,000 10.250%,  1/15/2029
c
167,975
American Tower Corporation
235,000 5.800%,  11/15/2028 245,005
275,000 2.900%,  1/15/2030 259,613
261,000 5.000%,  1/31/2030 267,348
392,000 4.900%,  3/15/2030 400,177
205,000 5.650%,  3/15/2033 215,933
AT&T, Inc.
300,000 5.700%,  3/1/2057 295,901
342,000 3.650%,  6/1/2051 245,772
229,000 6.050%,  8/15/2056 235,401
502,000 3.500%,  9/15/2053 343,509
300,000 4.900%,  8/15/2037 292,775
Cable One, Inc.
49,000 4.000%,  11/15/2030
a,c
38,711
CCO Holdings, LLC/CCO Holdings
Capital Corporation
152,000 5.125%,  5/1/2027
c
151,124
30,000 5.000%,  2/1/2028
c
29,699
143,000 5.375%,  6/1/2029
c
141,130
305,000 4.750%,  3/1/2030
c
290,014
231,000 4.500%,  8/15/2030
c
216,543
99,000 4.250%,  2/1/2031
c
89,607

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Communications Services  0.5% - continued
$ 412,000 4.750%,  2/1/2032
a,c
$ 372,992
67,000 4.500%,  6/1/2033
c
58,089
237,000 4.250%,  1/15/2034
a,c
199,014
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
336,000 5.850%,  12/1/2035 335,092
650,000 3.500%,  6/1/2041 468,868
Clear Channel Outdoor Holdings,
Inc.
142,000 7.875%,  4/1/2030
c
148,868
Comcast Corporation
341,000 5.350%,  5/15/2053 316,475
428,000 4.750%,  3/1/2044 377,510
Crown Castle, Inc.
300,000 4.900%,  9/1/2029 304,303
Deluxe Corporation
158,000 8.125%,  9/15/2029
c
165,524
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 669,527
DIRECTV Financing, LLC
38,000 8.875%,  2/1/2030
c
37,777
127,000 8.875%,  2/1/2030
c
126,248
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
228,000 5.875%,  8/15/2027
c
228,011
124,000 10.000%,  2/15/2031
c
123,490
FiberCop SPA
235,000 6.000%,  9/30/2034
c
221,325
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
c
195,849
Getty Images, Inc.
222,000 10.500%,  11/15/2030
c
223,815
Gray Media, Inc.
160,000 10.500%,  7/15/2029
c
172,421
101,000 7.250%,  8/15/2033
c
98,886
Iliad Holding SAS
172,000 8.500%,  4/15/2031
c
184,602
110,000 7.000%,  4/15/2032
c
112,571
Level 3 Financing, Inc.
35,000 3.625%,  1/15/2029
c
31,456
79,000 4.875%,  6/15/2029
a,c
75,544
81,000 4.000%,  4/15/2031
a,c
72,293
180,000 6.875%,  6/30/2033
c
184,372
186,000 7.000%,  3/31/2034
c
191,097
Lumen Technologies, Inc.
35,851 4.125%,  4/15/2030
a,c
35,380
McGraw-Hill Education, Inc.
194,000 5.750%,  8/1/2028
c
193,610
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 168,604
411,000 5.400%,  8/15/2054 395,770
492,000 4.600%,  11/15/2032 494,473
297,000 5.500%,  11/15/2045 294,431
Netflix, Inc.
272,000 5.375%,  11/15/2029
c
284,003
60,000 4.875%,  6/15/2030
c
61,473
Nexstar Media, Inc.
105,000 4.750%,  11/1/2028
a,c
103,350
Principal
Amount Long-Term Fixed Income  18.7% Value
Communications Services  0.5% - continued
Omnicom Group, Inc.
$ 130,000 4.200%,  6/1/2030 $ 129,028
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
125,000 4.625%,  3/15/2030
a,c
120,750
Paramount Global
56,000 6.375%,  3/30/2062
d
55,162
Rogers Communications, Inc.
55,000 7.000%,  4/15/2055
d
57,506
173,000 7.125%,  4/15/2055
d
185,165
304,000 5.000%,  2/15/2029 309,554
Scripps Escrow II, Inc.
115,000 3.875%,  1/15/2029
a,c
103,980
Sinclair Television Group, Inc.
80,000 8.125%,  2/15/2033
c
81,527
Sirius XM Radio, LLC
56,000 5.000%,  8/1/2027
c
55,870
105,000 4.000%,  7/15/2028
c
102,052
125,000 4.125%,  7/1/2030
c
117,652
180,000 3.875%,  9/1/2031
a,c
163,312
Snap, Inc.
83,000 6.875%,  3/15/2034
c
84,485
SoftBank Corporation
313,000 5.332%,  7/9/2035
c
316,180
Sprint Capital Corporation
526,000 8.750%,  3/15/2032 639,905
Take-Two Interactive Software, Inc.
221,000 5.600%,  6/12/2034 230,753
Telecom Italia Capital SA
72,000 6.000%,  9/30/2034
a
73,739
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
198,982
TELUS Corporation
184,000 6.625%,  10/15/2055
d
189,823
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 385,204
336,000 4.950%,  11/15/2035 333,662
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
198,000 4.750%,  4/15/2028
c
193,523
Univision Communications, Inc.
27,000 8.000%,  8/15/2028
c
27,795
318,000 4.500%,  5/1/2029
a,c
298,877
97,000 7.375%,  6/30/2030
c
97,326
117,000 8.500%,  7/31/2031
c
119,668
Verizon Communications, Inc.
500,000 3.400%,  3/22/2041 392,818
Viasat, Inc.
70,000 5.625%,  4/15/2027
c
69,944
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
c
64,265
Virgin Media Secured Finance plc
238,000 5.500%,  5/15/2029
c
233,628
Virgin Media Vendor Financing
Notes IV DAC
262,000 5.000%,  7/15/2028
c
256,732
VMED O2 UK Financing I plc
69,000 7.750%,  4/15/2032
c
71,531

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Communications Services  0.5% - continued
Vodafone Group plc
$ 80,000 4.125%,  6/4/2081
d
$ 75,103
98,000 5.125%,  6/4/2081
d
79,051
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
213,501
WarnerMedia Holdings, Inc.
84,000 5.141%,  3/15/2052 63,840
354,000 4.054%,  3/15/2029 343,748
147,000 4.279%,  3/15/2032 134,643
425,000 5.050%,  3/15/2042 341,160
Windstream Services, LLC
106,000 7.500%,  10/15/2033
c
105,808
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
92,000 8.250%,  10/1/2031
c
93,945
Zegona Finance plc
133,000 8.625%,  7/15/2029
c
141,304
Ziggo BV
70,000 4.875%,  1/15/2030
c
66,069
Total 19,071,920
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
47,000 3.875%,  1/15/2028
c
46,152
104,000 4.375%,  1/15/2028
c
102,668
156,000 6.125%,  6/15/2029
c
160,305
122,000 5.625%,  9/15/2029
c
124,168
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
a,c
47,008
72,000 7.500%,  2/15/2033
a,c
74,426
ADT Security Corporation
107,000 4.125%,  8/1/2029
c
103,618
107,000 4.875%,  7/15/2032
c
103,616
Advance Auto Parts, Inc.
132,000 7.000%,  8/1/2030
c
133,186
121,000 7.375%,  8/1/2033
a,c
122,512
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
404,000 4.625%,  6/1/2028
c
395,410
Allison Transmission, Inc.
53,000 3.750%,  1/30/2031
c
48,934
American Axle & Manufacturing,
Inc.
182,000 5.000%,  10/1/2029
a
172,960
85,000 6.375%,  10/15/2032
c
85,253
84,000 7.750%,  10/15/2033
c
84,118
Asbury Automotive Group, Inc.
111,000 5.000%,  2/15/2032
c
106,887
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
132,349
Aston Martin Capital Holdings, Ltd.
119,000 10.000%,  3/31/2029
c
105,833
Bath & Body Works, Inc.
57,000 6.950%,  3/1/2033 59,018
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
101,000 9.500%,  7/1/2032
c
101,630
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
Beach Acquisition Bidco, LLC
$ 166,000 10.000%,  7/15/2033
c
$ 178,229
Belron UK Finance plc
202,000 5.750%,  10/15/2029
c
204,660
Block Financial, LLC
423,000 5.375%,  9/15/2032 429,549
Boyd Gaming Corporation
132,000 4.750%,  6/15/2031
c
127,101
Brightstar Lottery plc
251,000 5.250%,  1/15/2029
c
250,371
Brinker International, Inc.
148,000 8.250%,  7/15/2030
c
156,770
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
237,000 4.875%,  2/15/2030
c
218,956
Caesars Entertainment, Inc.
319,000 4.625%,  10/15/2029
c
300,113
78,000 6.500%,  2/15/2032
c
78,649
75,000 6.000%,  10/15/2032
a,c
71,548
Carnival Corporation
85,000 5.125%,  5/1/2029
c
86,051
181,000 6.000%,  5/1/2029
c
183,715
93,000 5.750%,  8/1/2032
c
95,537
107,000 6.125%,  2/15/2033
c
110,335
Carvana Company
121,000 11.000%,  6/1/2030
c
126,369
281,130 9.000%,  6/1/2031
c
312,824
Churchill Downs, Inc.
69,000 4.750%,  1/15/2028
c
68,379
69,000 6.750%,  5/1/2031
c
70,548
Cushman & Wakefield US
Borrower, LLC
32,000 6.750%,  5/15/2028
c
32,254
Dana, Inc.
95,000 4.500%,  2/15/2032
a
92,979
Denso Corporation
415,000 4.282%,  9/17/2030
c
415,280
Dream Finders Homes, Inc.
126,000 6.875%,  9/15/2030
c
125,412
eG Global Finance plc
32,000 12.000%,  11/30/2028
c
35,050
Expedia Group, Inc.
431,000 5.400%,  2/15/2035 441,877
Ford Motor Credit Company, LLC
360,000 5.850%,  5/17/2027 365,127
354,000 2.900%,  2/10/2029 329,926
315,000 7.122%,  11/7/2033 338,460
Forestar Group, Inc.
148,000 6.500%,  3/15/2033
c
151,614
FORVIA SE
192,000 8.000%,  6/15/2030
a,c
203,950
162,000 6.750%,  9/15/2033
c
164,328
Gap, Inc.
46,000 3.625%,  10/1/2029
c
43,278
52,000 3.875%,  10/1/2031
c
47,358
Garrett Motion Holdings, Inc./
Garrett LX I SARL
127,000 7.750%,  5/31/2032
c
133,657
General Motors Company
272,000 5.350%,  4/15/2028 278,555

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
General Motors Financial
Company, Inc.
$ 120,000 5.400%,  5/8/2027 $ 121,923
413,000 5.800%,  1/7/2029 430,253
400,000 4.900%,  10/6/2029 405,801
403,000 5.450%,  7/15/2030
a
417,581
146,000 5.625%,  4/4/2032 151,754
Genting New York, LLC/GENNY
Capital, Inc.
139,000 7.250%,  10/1/2029
c
143,907
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
64,000 8.375%,  1/15/2029
c
61,600
78,000 11.500%,  8/15/2029
c
79,977
169,000 8.750%,  1/15/2032
c
160,365
GLP Capital, LP
469,000 5.750%,  6/1/2028 482,308
Goodyear Tire & Rubber Company
64,000 4.875%,  3/15/2027 63,525
69,000 5.000%,  7/15/2029 65,675
119,000 5.250%,  4/30/2031
a
109,801
Group 1 Automotive, Inc.
126,000 6.375%,  1/15/2030
c
128,521
Hanesbrands, Inc.
80,000 9.000%,  2/15/2031
a,c
84,348
Hilton Domestic Operating
Company, Inc.
292,000 4.875%,  1/15/2030 291,578
32,000 4.000%,  5/1/2031
c
30,411
187,000 3.625%,  2/15/2032
c
172,277
81,000 5.750%,  9/15/2033
c
82,519
Home Depot, Inc.
228,000 4.250%,  4/1/2046 196,252
340,000 3.900%,  6/15/2047 274,211
Hyundai Capital America
375,000 1.800%,  1/10/2028
c
356,206
310,000 5.300%,  6/24/2029
c
318,652
Jacobs Entertainment, Inc.
178,000 6.750%,  2/15/2029
c
172,437
K Hovnanian Enterprises, Inc.
63,000 8.000%,  4/1/2031
c
64,368
KB Home
215,000 4.800%,  11/15/2029 213,296
Kingpin Intermediate Holdings,
LLC
210,000 7.250%,  10/15/2032
a,c
196,846
L Brands, Inc.
201,000 6.625%,  10/1/2030
c
206,595
110,000 6.875%,  11/1/2035 115,004
Las Vegas Sands Corporation
99,000 5.900%,  6/1/2027 100,864
499,000 5.625%,  6/15/2028 510,243
Lennar Corporation
329,000 5.200%,  7/30/2030 338,399
Life Time, Inc.
98,000 6.000%,  11/15/2031
c
99,377
Light & Wonder International, Inc.
65,000 7.250%,  11/15/2029
a,c
66,685
Lindblad Expeditions, LLC
83,000 7.000%,  9/15/2030
c
84,533
Lithia Motors, Inc.
130,000 4.625%,  12/15/2027
c
129,010
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
Live Nation Entertainment, Inc.
$ 71,000 4.750%,  10/15/2027
c
$ 70,772
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 225,126
498,000 2.625%,  4/1/2031 455,389
Macy's Retail Holdings, LLC
41,000 7.375%,  8/1/2033
c
43,204
75,000 4.500%,  12/15/2034 66,751
Marriott International, Inc./MD
231,000 5.100%,  4/15/2032 237,219
Marriott Ownership Resorts, Inc.
335,000 6.500%,  10/1/2033
c
330,314
Match Group Holdings II, LLC
147,000 4.125%,  8/1/2030
c
138,358
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
c
128,499
McDonald's Corporation
470,000 4.450%,  3/1/2047 406,720
Melco Resorts Finance, Ltd.
176,000 5.375%,  12/4/2029
c
173,321
293,000 7.625%,  4/17/2032
c
308,172
162,000 6.500%,  9/24/2033
c
162,789
Meritage Homes Corporation
306,000 5.650%,  3/15/2035
a
310,552
MGM Resorts International
67,000 4.625%,  9/1/2026 66,902
108,000 6.125%,  9/15/2029 109,955
Michaels Companies, Inc.
54,000 5.250%,  5/1/2028
c
50,424
Millrose Properties, Inc.
103,000 6.375%,  8/1/2030
c
104,343
121,000 6.250%,  9/15/2032
c
121,578
Muvico, LLC
116,000
9.000%,PIK 6.000%,
2/19/2029
c,i
125,547
NCL Corporation, Ltd.
126,000 5.875%,  1/15/2031
c
125,940
279,000 6.750%,  2/1/2032
c
286,690
105,000 6.250%,  9/15/2033
c
106,199
New Home Company, Inc.
79,000 8.500%,  11/1/2030
c
81,751
Nissan Motor Acceptance
Company, LLC
170,000 5.625%,  9/29/2028
c
169,874
170,000 6.125%,  9/30/2030
c
168,532
Nissan Motor Company, Ltd.
194,000 4.810%,  9/17/2030
c
181,956
PetSmart, LLC/PetSmart Finance
Corporation
277,000 7.500%,  9/15/2032
c
276,294
Phinia, Inc.
100,000 6.625%,  10/15/2032
c
102,865
Rakuten Group, Inc.
95,000 11.250%,  2/15/2027
c
102,588
185,000 9.750%,  4/15/2029
c
207,501
177,000 8.125%,  12/15/2029
c,d,j
184,931
Raven Acquisition Holdings, LLC
179,000 6.875%,  11/15/2031
c
182,917
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
90,274

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
S&S Holdings, LLC
$ 228,000 8.375%,  10/1/2031
c
$ 217,815
Service Corporation International/
US
64,000 3.375%,  8/15/2030 59,473
47,000 4.000%,  5/15/2031 44,517
106,000 5.750%,  10/15/2032 107,543
Six Flags Entertainment
Corporation
32,000 7.250%,  5/15/2031
a,c
32,079
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
32,000 5.375%,  4/15/2027 31,859
135,000 5.250%,  7/15/2029 129,753
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
32,000 6.625%,  5/1/2032
a,c
32,493
Staples, Inc.
192,000 10.750%,  9/1/2029
c
186,063
Station Casinos, LLC
94,000 4.625%,  12/1/2031
c
88,296
Stellantis Finance US, Inc.
347,000 5.750%,  3/18/2030
a,c
355,794
200,000 6.450%,  3/18/2035
c
207,608
Stellantis Financial Services US
Corporation
200,000 5.400%,  9/15/2030
c
201,348
Tenneco, Inc.
144,000 8.000%,  11/17/2028
c
143,607
Toyota Motor Credit Corporation
329,000 4.800%,  5/15/2030 337,344
111,000 4.800%,  1/5/2034 113,274
Uber Technologies, Inc.
285,000 4.800%,  9/15/2034 285,052
340,000 4.800%,  9/15/2035 337,428
Vail Resorts, Inc.
56,000 5.625%,  7/15/2030
c
56,718
VICI Properties, LP/VICI Note
Company, Inc.
136,000 5.750%,  2/1/2027
c
137,588
176,000 4.125%,  8/15/2030
c
170,177
Victoria's Secret & Company
85,000 4.625%,  7/15/2029
a,c
81,818
Victra Holdings, LLC/Victra
Finance Corporation
102,000 8.750%,  9/15/2029
a,c
108,226
Viking Cruises, Ltd.
369,000 5.875%,  10/15/2033
c
375,113
Walmart, Inc.
298,000 4.500%,  9/9/2052 267,807
193,000 4.900%,  4/28/2035 198,463
Wayfair, LLC
54,000 7.250%,  10/31/2029
c
55,840
45,000 7.750%,  9/15/2030
c
47,470
Wynn Macau, Ltd.
222,000 6.750%,  2/15/2034
c
223,713
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
$ 60,000 5.125%,  10/1/2029
c
$ 59,983
153,000 7.125%,  2/15/2031
c
164,303
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
c
169,575
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
90,533
70,000 6.750%,  4/23/2030
c
66,634
Total 26,595,516
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
170,000 10.000%,  4/15/2032
c
177,703
Abbott Laboratories
375,000 4.750%,  11/30/2036 378,845
AbbVie, Inc.
122,000 5.400%,  3/15/2054 121,359
755,000 4.500%,  5/14/2035 742,055
271,000 5.350%,  3/15/2044 272,093
Acadia Healthcare Company, Inc.
103,000 5.000%,  4/15/2029
c
100,789
90,000 7.375%,  3/15/2033
a,c
93,039
AdaptHealth, LLC
282,000 4.625%,  8/1/2029
a,c
267,813
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
201,000 4.625%,  1/15/2027
c
200,581
214,000 3.500%,  3/15/2029
c
203,954
43,000 5.500%,  3/31/2031
c,g
43,340
30,000 6.250%,  3/15/2033
c
30,838
166,000 5.750%,  3/31/2034
c,g
166,731
Altria Group, Inc.
227,000 4.875%,  2/4/2028 230,642
237,000 6.875%,  11/1/2033 266,556
Amgen, Inc.
375,000 4.200%,  2/22/2052 301,891
340,000 5.600%,  3/2/2043 345,152
Amneal Pharmaceuticals, LLC
41,000 6.875%,  8/1/2032
c
42,986
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
486,000 4.700%,  2/1/2036 481,190
Anheuser-Busch InBev Worldwide,
Inc.
330,000 5.450%,  1/23/2039 342,691
305,000 5.550%,  1/23/2049 309,388
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 283,166
BAT Capital Corporation
244,000 7.079%,  8/2/2043 275,063
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,620
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 100,415
BellRing Brands, Inc.
69,000 7.000%,  3/15/2030
c
71,147
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 460,348

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Non-Cyclical  0.7% - continued
Bunge, Ltd. Finance Corporation
$ 295,000 3.200%,  4/21/2031 $ 276,945
87,000 4.650%,  9/17/2034 85,579
Cargill, Inc.
336,000 3.125%,  5/25/2051
c
230,963
160,000 5.375%,  10/23/2055
c
156,017
350,000 5.125%,  2/11/2035
c
360,053
Cencora, Inc.
245,000 5.150%,  2/15/2035 251,295
Central Garden & Pet Company
92,000 4.125%,  10/15/2030
a
87,399
Champ Acquisition Corporation
70,000 8.375%,  12/1/2031
c
74,555
CHS/Community Health Systems,
Inc.
138,000 6.000%,  1/15/2029
c
136,620
79,000 6.875%,  4/15/2029
a,c
71,624
75,000 4.750%,  2/15/2031
c
66,953
92,000 10.875%,  1/15/2032
a,c
99,179
180,000 9.750%,  1/15/2034
c
190,582
Cigna Group
438,000 4.875%,  9/15/2032 441,968
701,000 5.250%,  1/15/2036 712,030
Conagra Brands, Inc.
394,000 1.375%,  11/1/2027 372,022
346,000 5.750%,  8/1/2035 353,496
Concentra Health Services, Inc.
57,000 6.875%,  7/15/2032
c
59,453
Constellation Brands, Inc.
192,000 2.875%,  5/1/2030 179,659
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
163,000 5.600%,  1/15/2031
c
163,549
CVS Health Corporation
157,000 7.000%,  3/10/2055
d
164,957
207,000 6.750%,  12/10/2054
d
215,120
277,000 5.450%,  9/15/2035 282,844
259,000 4.780%,  3/25/2038 243,351
404,000 6.000%,  6/1/2044 409,199
396,000 5.125%,  7/20/2045 359,880
DaVita, Inc.
142,000 3.750%,  2/15/2031
c
130,373
133,000 6.875%,  9/1/2032
c
137,779
79,000 6.750%,  7/15/2033
c
81,910
Edgewell Personal Care Company
196,000 5.500%,  6/1/2028
c
195,725
Eli Lilly & Company
170,000 5.500%,  2/12/2055 173,269
169,000 4.950%,  2/27/2063 155,963
336,000 4.550%,  10/15/2032 339,234
Embecta Corporation
54,000 6.750%,  2/15/2030
a,c
53,088
Encompass Health Corporation
104,000 4.500%,  2/1/2028 103,210
Endo Finance Holdings, Inc.
64,000 8.500%,  4/15/2031
c
67,835
Energizer Holdings, Inc.
242,000 6.000%,  9/15/2033
c
233,785
General Mills, Inc.
91,000 4.950%,  3/29/2033 92,318
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Non-Cyclical  0.7% - continued
Grifols SA
$ 168,000 4.750%,  10/15/2028
c
$ 162,446
HCA, Inc.
337,000 5.250%,  3/1/2030 348,313
396,000 3.500%,  9/1/2030 380,472
343,000 4.600%,  11/15/2032 340,870
222,000 5.450%,  9/15/2034 228,420
HLF Financing SARL, LLC/
Herbalife International, Inc.
107,000 12.250%,  4/15/2029
c
115,689
77,000 4.875%,  6/1/2029
a,c
67,575
Illumina, Inc.
277,000 4.650%,  9/9/2026 277,735
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
392,453
Insulet Corporation
45,000 6.500%,  4/1/2033
c
46,883
IQVIA, Inc.
158,000 6.250%,  6/1/2032
c
164,678
Jazz Securities DAC
99,000 4.375%,  1/15/2029
c
97,000
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
392,000 3.000%,  5/15/2032 351,056
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
332,000 6.375%,  4/15/2066
c
339,643
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
330,000 5.950%,  4/20/2035
c
345,368
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
125,000 9.000%,  2/15/2029
c
130,876
Kenvue, Inc.
386,000 4.850%,  5/22/2032 391,059
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 315,788
Kraft Heinz Foods Company
255,000 5.000%,  6/4/2042 235,303
234,000 4.375%,  6/1/2046 195,490
Lamb Weston Holdings, Inc.
70,000 4.125%,  1/31/2030
c
67,609
72,000 4.375%,  1/31/2032
c
68,639
LifePoint Health, Inc.
100,000 9.875%,  8/15/2030
c
107,961
72,000 11.000%,  10/15/2030
c
79,387
55,000 10.000%,  6/1/2032
c
58,500
L'Oreal SA
200,000 5.000%,  5/20/2035
c
205,703
Mars, Inc.
60,000 5.650%,  5/1/2045
c
61,151
Medline Borrower, LP/Medline Co-
Issuer, Inc.
82,000 6.250%,  4/1/2029
c
84,358
Mozart Debt Merger Sub, Inc.
379,000 3.875%,  4/1/2029
c
368,125
197,000 5.250%,  10/1/2029
c
196,250

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Non-Cyclical  0.7% - continued
Newell Brands, Inc.
$ 66,000 6.375%,  9/15/2027 $ 65,825
108,000 6.625%,  9/15/2029
a
105,619
125,000 6.375%,  5/15/2030 118,750
87,000 6.625%,  5/15/2032
a
81,780
Novartis Capital Corporation
260,000 4.700%,  9/18/2054 237,100
Organon & Company/Organon
Foreign Debt Co-Issuer BV
248,000 5.125%,  4/30/2031
a,c
190,101
Owens & Minor, Inc.
79,000 6.625%,  4/1/2030
a,c
60,131
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 188,587
Performance Food Group, Inc.
145,000 4.250%,  8/1/2029
c
141,411
181,000 6.125%,  9/15/2032
c
185,832
Perrigo Finance Unlimited
Company
100,000 4.900%,  6/15/2030 97,818
62,000 6.125%,  9/30/2032 62,523
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 494,289
230,000 5.110%,  5/19/2043 223,314
Philip Morris International, Inc.
236,000 5.500%,  9/7/2030 247,873
120,000 5.125%,  2/13/2031 124,027
341,000 5.375%,  2/15/2033 355,128
Post Holdings, Inc.
95,000 4.625%,  4/15/2030
c
92,107
252,000 4.500%,  9/15/2031
c
236,645
92,000 6.250%,  10/15/2034
c
93,078
Prime Healthcare Services, Inc.
262,000 9.375%,  9/1/2029
c
275,634
Radiology Partners, Inc.
125,000 8.500%,  7/15/2032
c
129,995
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
c
194,794
Royalty Pharma plc
235,000 5.150%,  9/2/2029 241,017
219,000 5.200%,  9/25/2035 219,402
Select Medical Corporation
69,000 6.250%,  12/1/2032
a,c
69,993
Simmons Foods, Inc.
196,000 4.625%,  3/1/2029
c
187,799
Sotera Health Holdings, LLC
69,000 7.375%,  6/1/2031
c
72,512
Spectrum Brands, Inc.
15,000 3.875%,  3/15/2031
c
12,131
Star Parent, Inc.
54,000 9.000%,  10/1/2030
c
57,660
Stryker Corporation
277,000 5.200%,  2/10/2035 285,478
Sysco Corporation
325,000 6.600%,  4/1/2040 363,138
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 231,418
346,000 5.650%,  7/5/2044 354,540
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Non-Cyclical  0.7% - continued
Takeda US Financing, Inc.
$ 200,000 5.200%,  7/7/2035 $ 203,496
Tenet Healthcare Corporation
302,000 5.125%,  11/1/2027 301,664
198,000 4.375%,  1/15/2030 193,243
244,000 6.750%,  5/15/2031 253,145
Teva Pharmaceutical Finance
Company, LLC
67,000 6.150%,  2/1/2036 70,203
US Acute Care Solutions, LLC
208,000 9.750%,  5/15/2029
c
211,808
Whirlpool Corporation
71,000 6.500%,  6/15/2033 69,270
Wyeth, LLC
229,000 6.500%,  2/1/2034 259,167
Total 28,041,421
Energy  0.4%
Aethon United BR, LP/Aethon
United Finance Corporation
33,000 7.500%,  10/1/2029
c
34,236
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
121,924
Archrock Partners, LP/Archrock
Partners Finance Corporation
98,000 6.250%,  4/1/2028
c
98,417
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
66,000 5.875%,  6/30/2029
c
65,807
79,000 6.625%,  7/15/2033
c
80,412
Baytex Energy Corporation
109,000 8.500%,  4/30/2030
c
111,741
52,000 7.375%,  3/15/2032
c
51,204
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
105,000 7.000%,  7/15/2029
c
108,928
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 398,334
Buckeye Partners, LP
90,000 4.500%,  3/1/2028
c
89,096
60,000 6.875%,  7/1/2029
c
62,138
32,000 6.750%,  2/1/2030
c
33,398
California Resources Corporation
79,000 8.250%,  6/15/2029
c
82,181
Cheniere Energy Partners, LP
823,000 4.500%,  10/1/2029 823,278
Cheniere Energy, Inc.
64,000 5.650%,  4/15/2034 66,195
Civitas Resources, Inc.
50,000 8.375%,  7/1/2028
c
51,662
236,000 8.750%,  7/1/2031
c
242,621
118,000 9.625%,  6/15/2033
c
126,595
CNX Resources Corporation
67,000 6.000%,  1/15/2029
a,c
67,269
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
c
249,930
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
62,420

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Energy  0.4% - continued
Comstock Resources, Inc.
$ 103,000 6.750%,  3/1/2029
c
$ 101,989
230,000 5.875%,  1/15/2030
c
218,893
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
387,994
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
127,629
Crescent Energy Finance, LLC
111,000 7.625%,  4/1/2032
c
107,619
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
142,000 8.625%,  3/15/2029
c
148,209
80,000 7.375%,  6/30/2033
c
81,161
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
49,897
Diamondback Energy, Inc.
356,000 5.750%,  4/18/2054 343,062
Eastern Energy Gas Holdings, LLC
455,000 5.800%,  1/15/2035 479,872
Enerflex, Ltd.
51,000 9.000%,  10/15/2027
c
52,047
Energy Transfer, LP
208,000 6.500%,  2/15/2056
d
206,116
176,000 4.000%,  10/1/2027 175,275
175,000 5.150%,  2/1/2043 158,386
445,000 6.000%,  6/15/2048 434,308
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 205,342
Excelerate Energy, LP
78,000 8.000%,  5/15/2030
c
82,351
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 330,732
Genesis Energy LP/Genesis
Energy Finance Corporation
106,000 8.875%,  4/15/2030 111,717
237,000 7.875%,  5/15/2032 244,107
Halliburton Company
228,000 5.000%,  11/15/2045 207,408
Harvest Midstream I, LP
145,000 7.500%,  9/1/2028
c
146,589
Hess Midstream Operations, LP
143,000 4.250%,  2/15/2030
c
139,280
Hilcorp Energy I, LP/Hilcorp
Finance Company
200,000 5.750%,  2/1/2029
c
196,262
64,000 6.000%,  4/15/2030
c
62,410
149,000 6.250%,  4/15/2032
c
141,460
Howard Midstream Energy
Partners, LLC
62,000 7.375%,  7/15/2032
c
64,968
122,000 6.625%,  1/15/2034
c
125,723
ITT Holdings, LLC
239,000 6.500%,  8/1/2029
c
231,489
Kodiak Gas Services, LLC
84,000 6.500%,  10/1/2033
c
86,078
42,000 6.750%,  10/1/2035
c
43,252
Moss Creek Resources Holdings,
Inc.
46,000 8.250%,  9/1/2031
c
44,401
Principal
Amount Long-Term Fixed Income  18.7% Value
Energy  0.4% - continued
MPLX, LP
$ 366,000 4.800%,  2/15/2031 $ 369,093
455,000 4.950%,  9/1/2032 456,292
84,000 5.000%,  3/1/2033 84,167
Nabors Industries, Inc.
50,000 7.375%,  5/15/2027
c
50,698
162,000 9.125%,  1/31/2030
c
170,234
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c
53,232
190,000 8.375%,  2/15/2032
c
194,277
Noble Finance II, LLC
136,000 8.000%,  4/15/2030
c
141,147
Northern Oil and Gas, Inc.
109,000 8.750%,  6/15/2031
c
111,092
Occidental Petroleum Corporation
218,000 5.000%,  8/1/2027 221,123
ONEOK, Inc.
191,000 5.700%,  11/1/2054 178,713
254,000 4.750%,  10/15/2031 254,013
155,000 5.600%,  4/1/2044 146,173
Ovintiv, Inc.
295,000 7.200%,  11/1/2031 325,858
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 94,311
207,000 7.875%,  9/15/2030
c
207,938
Permian Resources Operating,
LLC
125,000 6.250%,  2/1/2033
c
127,179
Prairie Acquiror, LP
105,000 9.000%,  8/1/2029
c
107,769
Precision Drilling Corporation
89,000 6.875%,  1/15/2029
c
89,509
Range Resources Corporation
29,000 4.750%,  2/15/2030
c
28,377
Repsol E&P Capital Markets US,
LLC
400,000 5.976%,  9/16/2035
c
407,022
Rockies Express Pipeline, LLC
164,000 4.950%,  7/15/2029
c
162,590
Saturn Oil & Gas, Inc.
43,000 9.625%,  6/15/2029
a,c
43,505
SESI, LLC
85,000 7.875%,  9/30/2030
c
83,419
SM Energy Company
105,000 6.500%,  7/15/2028
a
105,931
46,000 7.000%,  8/1/2032
c
45,000
South Bow USA Infrastructure
Holdings, LLC
303,000 5.026%,  10/1/2029 306,080
118,000 5.584%,  10/1/2034 118,444
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
64,000 5.875%,  3/1/2027 63,983
Sunoco, LP
191,000 7.000%,  5/1/2029
c
198,541
168,000 5.875%,  3/15/2034
c
167,972
Sunoco, LP/Sunoco Finance
Corporation
94,000 5.875%,  3/15/2028 94,156

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Energy  0.4% - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 120,000 5.500%,  1/15/2028
c
$ 119,277
95,000 7.375%,  2/15/2029
c
97,802
210,000 6.750%,  3/15/2034
c
208,385
Talos Production, Inc.
51,000 9.000%,  2/1/2029
c
52,437
Targa Resources Corporation
400,000 4.200%,  2/1/2033 380,844
TGNR Intermediate Holdings, LLC
123,000 5.500%,  10/15/2029
c
119,241
TotalEnergies Capital SA
205,000 5.275%,  9/10/2054 196,498
Transocean International, Ltd.
151,000 8.250%,  5/15/2029
c
151,884
224,250 8.750%,  2/15/2030
c
235,312
USA Compression Partners, LP/
USA Compression Finance
Corporation
114,000 7.125%,  3/15/2029
c
117,744
126,000 6.250%,  10/1/2033
c
126,484
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
120,977
Var Energi ASA
200,000 5.875%,  5/22/2030
c
208,116
Venture Global LNG, Inc.
236,000 8.125%,  6/1/2028
c
243,110
205,000 9.000%,  9/30/2029
c,d,j
191,607
133,000 7.000%,  1/15/2030
a,c
134,593
376,000 8.375%,  6/1/2031
c
386,015
134,000 9.875%,  2/1/2032
c
143,132
Venture Global Plaquemines LNG,
LLC
154,000 6.500%,  1/15/2034
c
161,308
77,000 7.750%,  5/1/2035
c
86,888
231,000 6.750%,  1/15/2036
c
244,655
Vital Energy, Inc.
107,000 7.750%,  7/31/2029
c
105,196
233,000 7.875%,  4/15/2032
c
220,501
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 246,154
114,000 6.150%,  4/1/2033 120,112
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 475,902
145,000 5.600%,  3/15/2035 150,455
Total 18,816,279
Financials  1.7%
200 Park Funding Trust
188,000 5.740%,  2/15/2055
c
190,162
Acrisure, LLC/Acrisure Finance,
Inc.
44,000 4.250%,  2/15/2029
c
42,240
65,000 7.500%,  11/6/2030
c
67,228
AEGON Funding Company, LLC
383,000 5.500%,  4/16/2027
c
389,182
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
259,000 6.100%,  1/15/2027 264,257
425,000 3.875%,  1/23/2028 421,761
363,000 5.375%,  12/15/2031 375,646
Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Agree, LP
$ 199,000 5.625%,  6/15/2034 $ 207,691
Air Lease Corporation
68,000 4.650%,  6/15/2026
d,j
66,990
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
64,000 4.250%,  10/15/2027
c
63,027
237,000 6.750%,  4/15/2028
c
241,303
93,000 7.000%,  1/15/2031
c
96,325
Ally Financial, Inc.
503,000 8.000%,  11/1/2031 572,644
99,000 6.700%,  2/14/2033
a
103,215
American Express Company
258,000 5.043%,  7/26/2028
d
262,082
187,000 5.085%,  1/30/2031
d
192,700
American Homes 4 Rent, LP
214,000 4.950%,  6/15/2030 218,043
American International Group, Inc.
469,000 5.125%,  3/27/2033 481,710
Americold Realty Operating
Partnership, LP
318,000 5.600%,  5/15/2032 321,622
Ameriprise Financial, Inc.
434,000 5.200%,  4/15/2035 443,675
AmWINS Group, Inc.
52,000 6.375%,  2/15/2029
c
53,006
155,000 4.875%,  6/30/2029
c
149,698
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
229,237
Aon North America, Inc.
185,000 5.750%,  3/1/2054 186,834
Apollo Debt Solutions BDC
291,000 6.700%,  7/29/2031 306,309
Ares Capital Corporation
203,000 5.875%,  3/1/2029 207,809
Ares Strategic Income Fund
460,000 5.450%,  9/9/2028
c
461,909
Arthur J. Gallagher & Company
59,000 6.750%,  2/15/2054 66,457
95,000 5.750%,  7/15/2054 95,095
Aviation Capital Group, LLC
261,000 5.125%,  4/10/2030
c
264,940
Avolon Holdings Funding, Ltd.
280,000 4.950%,  1/15/2028
c
282,770
288,000 5.750%,  3/1/2029
c
297,435
421,000 5.375%,  5/30/2030
c
432,041
Azorra Finance, Ltd.
174,000 7.750%,  4/15/2030
c
183,443
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
c
311,532
Banco Santander SA
400,000 4.175%,  3/24/2028
d
399,439
Bank of America Corporation
325,000 1.734%,  7/22/2027
d
319,256
47,000 3.824%,  1/20/2028
d
46,816
199,000 5.202%,  4/25/2029
d
203,809
300,000 2.087%,  6/14/2029
d
284,805
150,000 3.974%,  2/7/2030
d
148,976
350,000 2.496%,  2/13/2031
d
324,984
600,000 1.922%,  10/24/2031
d
533,886
343,000 2.972%,  2/4/2033
d
312,782

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
$ 685,000 4.571%,  4/27/2033
d
$ 683,873
352,000 5.872%,  9/15/2034
d
377,325
143,000 5.468%,  1/23/2035
d
149,383
411,000 5.425%,  8/15/2035
d
420,233
455,000 3.846%,  3/8/2037
d
426,881
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
d
258,362
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 114,447
Barclays plc
64,000 6.125%,  12/15/2025
a,d,j
64,073
345,000 6.496%,  9/13/2027
d
351,346
350,000 4.972%,  5/16/2029
d
355,179
444,000 4.942%,  9/10/2030
d
451,452
340,000 5.746%,  8/9/2033
d
357,460
266,000 5.860%,  8/11/2046
d
275,529
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 7.625%,  2/11/2035
c,d
211,808
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 301,124
BlackRock Funding, Inc.
125,000 5.250%,  3/14/2054 122,788
Blackstone Private Credit Fund
315,000 5.600%,  11/22/2029 318,594
321,000 5.050%,  9/10/2030 315,538
Blackstone Reg Finance
Company, LLC
162,000 4.950%,  2/15/2036
g
160,807
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 284,912
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
c
149,937
539,000 6.100%,  3/15/2028
c
543,163
248,000 6.750%,  4/4/2029 253,542
BNP Paribas SA
422,000 5.283%,  11/19/2030
c,d
433,026
Brookfield Asset Management,
Ltd.
49,000 6.077%,  9/15/2055 50,729
Brookfield Finance, Inc.
219,000 5.813%,  3/3/2055 219,782
Brown & Brown, Inc.
113,000 6.250%,  6/23/2055 118,837
95,000 5.550%,  6/23/2035 97,778
Burford Capital Global Finance,
LLC
151,000 9.250%,  7/1/2031
c
156,283
81,000 7.500%,  7/15/2033
c
79,970
Camden Property Trust
311,000 3.150%,  7/1/2029 299,574
Capital One Financial Corporation
85,000 5.700%,  2/1/2030
d
88,285
Capital One NA
480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
497,779
Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Charles Schwab Corporation
$ 234,000 6.136%,  8/24/2034
d
$ 254,927
CHL Mortgage Pass-Through Trust
964,255
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 415,989
Chubb INA Holdings, LLC
225,000 4.350%,  11/3/2045 199,983
Citadel, LP
282,000 6.375%,  1/23/2032
c
297,104
Citibank NA
419,000 4.914%,  5/29/2030 431,097
Citigroup, Inc.
468,000 3.668%,  7/24/2028
d
464,015
99,000 3.520%,  10/27/2028
d
97,739
93,000 6.875%,  8/15/2030
d,j
95,825
461,000 4.952%,  5/7/2031
d
470,263
484,000 4.910%,  5/24/2033
d
489,788
287,000 6.174%,  5/25/2034
d
304,794
324,000 6.020%,  1/24/2036
d
338,966
395,000 5.174%,  9/11/2036
d
399,916
Citizens Financial Group, Inc.
167,000 5.718%,  7/23/2032
d
174,256
CNA Financial Corporation
177,000 5.125%,  2/15/2034 178,102
Comerica, Inc.
90,000 5.982%,  1/30/2030
d
93,633
Constellation Insurance, Inc.
153,000 6.800%,  1/24/2030
c
154,746
COPT Defense Properties, LP
325,000 4.500%,  10/15/2030 323,113
Corebridge Financial, Inc.
131,000 6.375%,  9/15/2054
d
134,877
171,000 4.350%,  4/5/2042 148,144
Countrywide Home Loans, Inc.
150,038
5.750%,  4/25/2037, Ser.
2007-3, Class A27 65,537
Cousins Properties, LP
133,000 5.375%,  2/15/2032 135,908
Credit Agricole SA
250,000 5.230%,  1/9/2029
c,d
254,522
272,000 5.222%,  5/27/2031
c,d
278,913
291,000 4.818%,  9/25/2033
c,d
289,288
Credit Suisse Group AG
350,000 7.250%,  N/A
*,k
94,500
Deutsche Bank AG/New York, NY
300,000 5.297%,  5/9/2031
d
306,902
247,000 4.950%,  8/4/2031
d
249,321
525,000 3.729%,  1/14/2032
d
494,607
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
758,000 5.950%,  9/17/2030
c
734,494
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 306,542
306,000 4.625%,  5/15/2042 277,491
Encore Capital Group, Inc.
27,000 9.250%,  4/1/2029
c
28,345
88,000 8.500%,  5/15/2030
c
92,668
200,000 6.625%,  4/15/2031
c
198,478

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
EPR Properties
$ 210,000 4.950%,  4/15/2028 $ 211,960
ERP Operating, LP
346,000 4.950%,  6/15/2032 354,552
Essential Properties, LP
205,000 5.400%,  12/1/2035 205,531
F&G Global Funding
360,000 4.650%,  9/8/2028
c
361,164
Fairfax Financial Holdings, Ltd.
252,000 6.350%,  3/22/2054 266,610
First Citizens BancShares, Inc./NC
438,000 5.600%,  9/5/2035
d
436,411
FirstCash, Inc.
162,000 5.625%,  1/1/2030
c
162,244
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 217,460
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
236,304
Franklin BSP Capital Corporation
310,000 6.000%,  10/2/2030
c
304,124
Freedom Mortgage Holdings, LLC
151,000 9.250%,  2/1/2029
c
158,550
65,000 9.125%,  5/15/2031
c
69,097
130,000 8.375%,  4/1/2032
c
135,540
83,000 7.875%,  4/1/2033
c
85,258
FTAI Aviation Investors, LLC
68,000 5.500%,  5/1/2028
c
68,050
154,000 7.000%,  5/1/2031
c
161,385
92,000 7.000%,  6/15/2032
c
96,358
GGAM Finance, Ltd.
62,000 7.750%,  5/15/2026
c
62,107
66,000 8.000%,  6/15/2028
c
70,002
266,000 5.875%,  3/15/2030
c
268,993
Global Aircraft Leasing Company,
Ltd.
199,000 8.750%,  9/1/2027
c
204,878
Global Net Lease, Inc.
42,000 4.500%,  9/30/2028
c
41,191
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
141,000 3.750%,  12/15/2027
c
136,702
goeasy, Ltd.
115,000 9.250%,  12/1/2028
c
119,215
33,000 7.625%,  7/1/2029
c
33,239
165,000 6.875%,  2/15/2031
c
161,245
Goldman Sachs BDC, Inc.
153,000 6.375%,  3/11/2027 155,997
439,000 5.650%,  9/9/2030 441,897
Goldman Sachs Group, Inc.
356,000 6.484%,  10/24/2029
d
378,278
354,000 5.218%,  4/23/2031
d
365,327
145,000 1.992%,  1/27/2032
d
128,220
898,000 3.102%,  2/24/2033
d
823,909
222,000 4.939%,  10/21/2036
d
220,916
Goldman Sachs Private Credit
Corporation
216,000 5.875%,  5/6/2028
a,c
219,233
207,000 5.375%,  1/31/2029
c
207,231
Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Howard Hughes Corporation
$ 42,000 4.125%,  2/1/2029
c
$ 40,367
HSBC Holdings plc
130,000 6.875%,  9/11/2029
d,j
134,434
349,000 5.130%,  3/3/2031
d
357,110
438,000 5.741%,  9/10/2036
d
447,501
HUB International, Ltd.
185,000 7.250%,  6/15/2030
c
193,140
Huntington Bancshares, Inc./OH
290,000 5.709%,  2/2/2035
d
301,531
294,000 6.141%,  11/18/2039
d
304,499
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
23,000 6.250%,  5/15/2026 22,987
255,000 5.250%,  5/15/2027 250,588
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 247,636
409,000 4.950%,  1/15/2033 410,873
Jane Street Group/JSG Finance,
Inc.
105,000 4.500%,  11/15/2029
c
102,035
42,000 7.125%,  4/30/2031
c
44,073
70,000 6.125%,  11/1/2032
c
71,230
294,000 6.750%,  5/1/2033
c
306,692
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
c
44,503
214,000 6.625%,  10/15/2031
c
210,847
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
51,764
131,000 9.500%,  2/15/2029
c
138,045
54,000 8.250%,  5/15/2030
c
55,985
JPMorgan Chase & Company
460,000 2.947%,  2/24/2028
d
453,149
411,000 4.979%,  7/22/2028
d
416,919
594,000 4.505%,  10/22/2028
d
598,594
575,000 4.203%,  7/23/2029
d
575,779
425,000 2.522%,  4/22/2031
d
395,010
450,000 1.953%,  2/4/2032
d
398,651
457,000 4.586%,  4/26/2033
d
458,798
342,000 4.912%,  7/25/2033
d
348,720
294,000 5.766%,  4/22/2035
d
313,546
228,000 5.502%,  1/24/2036
d
239,262
445,000 4.810%,  10/22/2036
d
443,580
273,000 5.534%,  11/29/2045
d
281,195
KeyBank NA/Cleveland, OH
308,000 5.000%,  1/26/2033 310,137
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 115,197
322,000 5.875%,  10/15/2035 325,110
Liberty Mutual Group, Inc.
35,000 4.125%,  12/15/2051
c,d
34,211
Lincoln National Corporation
500,000 2.330%,  8/15/2030
c
453,448
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
d
352,599
300,000 4.425%,  11/4/2031
d,g
299,483
250,000 6.068%,  6/13/2036
d
261,977
LPL Holdings, Inc.
399,000 4.900%,  4/3/2028 403,836

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Macquarie AirFinance Holdings,
Ltd.
$ 61,000 6.400%,  3/26/2029
c
$ 64,119
211,000 5.150%,  3/17/2030
c
213,501
Macquarie Bank, Ltd.
414,000 5.642%,  8/13/2036
c,d
421,376
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 83,264
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
c
325,857
Mitsubishi UFJ Financial Group,
Inc.
350,000 2.048%,  7/17/2030 316,474
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
d
205,869
Molina Healthcare, Inc.
55,000 4.375%,  6/15/2028
c
53,571
81,000 6.250%,  1/15/2033
c
81,529
Morgan Stanley
230,000 5.516%,  11/19/2055
d
232,578
450,000 4.350%,  9/8/2026 450,822
227,000 5.164%,  4/20/2029
d
232,074
440,000 3.622%,  4/1/2031
d
427,327
227,000 5.250%,  4/21/2034
d
234,281
214,000 5.831%,  4/19/2035
d
228,173
172,000 5.587%,  1/18/2036
d
180,133
400,000 5.297%,  4/20/2037
d
406,767
MPT Operating Partnership, LP/
MPT Finance Corporation
198,000 8.500%,  2/15/2032
c
207,441
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 228,969
National Securities Clearing
Corporation
272,000 4.700%,  5/20/2030
c
278,222
Nationwide Building Society
325,000 5.537%,  7/14/2036
c,d
334,849
NatWest Group plc
225,000 4.445%,  5/8/2030
d
225,404
359,000 6.475%,  6/1/2034
d
376,498
Navient Corporation
38,000 5.000%,  3/15/2027 37,776
42,000 5.500%,  3/15/2029 41,245
New York Life Global Funding
337,000 4.550%,  1/28/2033
c
336,782
Nomura Holdings, Inc.
365,000 5.783%,  7/3/2034 386,977
North Haven Private Income Fund,
LLC
149,000 5.125%,  9/25/2028
c
147,983
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 415,159
273,000 5.200%,  7/1/2030 277,013
Omnis Funding Trust
258,000 6.722%,  5/15/2055
c
275,171
OneMain Finance Corporation
91,000 3.500%,  1/15/2027 89,526
105,000 3.875%,  9/15/2028 101,317
74,000 6.750%,  3/15/2032 75,097
336,000 7.125%,  9/15/2032 346,792
Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Osaic Holdings, Inc.
$ 123,000 6.750%,  8/1/2032
c
$ 127,071
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
182,000 4.875%,  5/15/2029
c
176,769
PennyMac Financial Services, Inc.
41,000 7.125%,  11/15/2030
c
42,926
117,000 6.875%,  5/15/2032
c
122,041
77,000 6.875%,  2/15/2033
c
79,652
41,000 6.750%,  2/15/2034
c
42,024
Phoenix Aviation Capital, Ltd.
128,000 9.250%,  7/15/2030
c
134,842
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
d
122,704
PRA Group, Inc.
100,000 8.375%,  2/1/2028
c
101,513
Prologis Targeted US Logistics
Fund, LP
240,000 5.250%,  4/1/2029
c
247,454
158,000 5.250%,  1/15/2035
c
161,815
Prologis, LP
160,000 5.250%,  3/15/2054 155,437
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
d
432,317
Regency Centers, LP
350,000 4.125%,  3/15/2028 350,287
176,000 5.250%,  1/15/2034 181,260
RenaissanceRe Holdings, Ltd.
405,000 5.800%,  4/1/2035 424,163
RGA Global Funding
117,000 5.500%,  1/11/2031
c
121,913
RHP Hotel Properties, LP/RHP
Finance Corporation
32,000 4.750%,  10/15/2027 31,929
65,000 4.500%,  2/15/2029
c
63,945
Rithm Capital Corporation
80,000 8.000%,  7/15/2030
c
81,094
RLJ Lodging Trust, LP
60,000 4.000%,  9/15/2029
c
56,659
Rocket Companies, Inc.
68,000 6.500%,  8/1/2029
c
70,532
142,000 6.125%,  8/1/2030
c
146,473
38,000 7.125%,  2/1/2032
c
39,897
119,000 6.375%,  8/1/2033
c
123,966
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
97,000 3.625%,  3/1/2029
c
93,189
164,000 3.875%,  3/1/2031
c
154,168
65,000 4.000%,  10/15/2033
c
59,858
Ryan Specialty, LLC
34,000 4.375%,  2/1/2030
c
33,238
162,000 5.875%,  8/1/2032
c
164,702
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
d
117,588
288,000 5.473%,  3/20/2029
d
292,957
105,000 6.174%,  1/9/2030
d
109,103
Sixth Street Lending Partners
210,000 6.125%,  7/15/2030
c
215,835
SLM Corporation
57,000 6.500%,  1/31/2030 59,099

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Societe Generale SA
$ 70,000 10.000%,  11/14/2028
c,d,j
$ 77,462
344,000 5.249%,  5/22/2029
c,d
349,849
355,000 5.439%,  10/3/2036
c,d
355,463
Standard Chartered plc
375,000 5.545%,  1/21/2029
c,d
384,230
Starwood Property Trust, Inc.
62,000 4.375%,  1/15/2027
c
61,447
127,000 5.250%,  10/15/2028
c
127,460
107,000 6.500%,  10/15/2030
c
111,326
42,000 5.750%,  1/15/2031
c
42,593
State Street Corporation
444,000 4.530%,  2/20/2029
d
448,183
Stonex Escrow Issuer, LLC
221,000 6.875%,  7/15/2032
c
228,648
Sumitomo Mitsui Financial Group,
Inc.
200,000 1.710%,  1/12/2031 175,109
Synchrony Financial
144,000 5.935%,  8/2/2030
d
148,964
67,000 7.250%,  2/2/2033 71,022
Synovus Bank
250,000 5.625%,  2/15/2028 255,164
Toronto-Dominion Bank
151,000 5.146%,  9/10/2034
d
153,020
207,000 4.928%,  10/15/2035 207,439
Travelers Companies, Inc.
145,000 5.050%,  7/24/2035 147,838
Truist Financial Corporation
230,000 6.047%,  6/8/2027
d
232,353
162,000 5.125%,  12/15/2027
d,j
160,104
270,000 5.122%,  1/26/2034
d
273,493
152,000 5.711%,  1/24/2035
d
159,315
U.S. Bancorp
352,000 5.775%,  6/12/2029
d
365,595
89,000 5.836%,  6/12/2034
d
94,905
160,000 5.678%,  1/23/2035
d
168,665
UBS Group AG
355,000 6.246%,  9/22/2029
c,d
374,083
200,000 6.600%,  8/5/2030
a,c,d,j
200,044
282,000 3.091%,  5/14/2032
c,d
261,113
200,000 5.699%,  2/8/2035
c,d
210,938
300,000 5.379%,  9/6/2045
c,d
300,792
United Wholesale Mortgage, LLC
175,000 5.500%,  4/15/2029
c
172,348
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 234,131
342,000 4.750%,  5/15/2052 301,629
Wells Fargo & Company
600,000 4.900%,  1/24/2028
d
604,989
342,000 3.526%,  3/24/2028
d
339,128
256,000 5.707%,  4/22/2028
d
261,607
481,000 2.393%,  6/2/2028
d
468,031
236,000 5.574%,  7/25/2029
d
244,266
187,000 5.389%,  4/24/2034
d
194,214
550,000 4.900%,  11/17/2045 503,426
Wynnton Funding Trust II
204,000 5.991%,  8/15/2055
c
209,507
XHR, LP
64,000 4.875%,  6/1/2029
c
62,562
35,000 6.625%,  5/15/2030
c
35,725
Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Zions Bancorp NA
$ 286,000 4.704%,  8/18/2028
d
$ 285,883
250,000 6.816%,  11/19/2035
d
265,382
Total 71,781,383
Foreign Government  <0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
c
253,975
Mexico Government International
Bond
296,000 5.625%,  9/22/2035 294,520
NBN Company, Ltd.
371,000 4.150%,  9/16/2030
c
369,262
Saudi Arabian Oil Company
288,000 5.250%,  7/17/2034
c
297,888
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
139,660
Total 1,355,305
Mortgage-Backed Securities  5.6%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
593,371 5.500%,  12/1/2038 609,577
6,196,405 5.500%,  2/1/2040 6,334,845
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,436,815 2.000%,  1/1/2052 2,828,609
797,492 6.000%,  1/1/2055 832,997
1,584,938 2.000%,  5/1/2051 1,304,463
5,879,816 2.500%,  5/1/2051 5,046,884
2,585,667 3.500%,  5/1/2052 2,403,763
2,773,614 4.000%,  5/1/2052 2,655,442
1,771,607 5.000%,  7/1/2053 1,779,653
1,444,820 5.500%,  7/1/2053 1,477,190
1,950,159 3.500%,  8/1/2052 1,812,219
1,758,116 5.000%,  8/1/2053 1,770,424
5,541,280 5.500%,  9/1/2053 5,684,846
2,048,452 3.500%,  9/1/2047 1,933,007
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,319,093 2.500%,  7/1/2030 1,279,707
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
405,696 5.500%,  9/1/2039 417,171
15,600,000 5.000%,  11/1/2040
g
15,751,616
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,878,596 3.000%,  12/1/2036 1,789,868
1,606,073 3.000%,  8/1/2038 1,530,361
2,349,568 3.500%,  5/1/2040 2,250,664
1,547,027 2.500%,  4/1/2042 1,393,031
645,098 2.000%,  5/1/2042 559,972
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,971,607 3.000%,  1/1/2052 5,337,848
1,034,095 2.000%,  2/1/2051 851,095
682,264 2.000%,  2/1/2051 561,528

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Mortgage-Backed Securities  5.6% - continued
$ 3,172,650 2.500%,  2/1/2051 $ 2,696,798
1,782,309 2.500%,  2/1/2051 1,538,065
3,514,643 5.500%,  2/1/2055 3,589,682
12,104,832 2.000%,  3/1/2051 9,895,844
4,364,654 4.000%,  3/1/2051 4,213,819
1,010,444 2.000%,  3/1/2052 830,569
6,693,963 3.000%,  3/1/2052 5,986,019
8,109,119 2.000%,  4/1/2051 6,602,697
3,237,428 3.000%,  4/1/2051 2,877,220
3,164,945 5.500%,  4/1/2054 3,237,131
3,745,338 3.000%,  5/1/2050 3,329,759
1,264,793 2.000%,  5/1/2051 1,036,032
2,934,313 3.000%,  5/1/2051 2,662,554
1,170,645 3.500%,  5/1/2052 1,086,076
6,678,824 2.000%,  6/1/2050 5,476,682
2,084,721 3.000%,  6/1/2050 1,895,762
1,165,909 4.000%,  6/1/2052 1,111,355
1,252,744 5.000%,  6/1/2053 1,260,119
4,525,127 2.500%,  7/1/2051 3,897,291
1,664,195 3.500%,  7/1/2051 1,551,965
991,272 3.000%,  7/1/2052 892,532
3,232,677 4.000%,  7/1/2052 3,081,424
3,207,249 3.500%,  8/1/2050 3,001,709
4,657,420 3.500%,  8/1/2052 4,308,330
5,723,578 4.500%,  8/1/2052 5,608,288
2,359,915 5.000%,  8/1/2053 2,373,809
5,373,682 6.000%,  8/1/2054 5,626,059
2,214,612 2.500%,  9/1/2051 1,911,221
1,366,426 3.500%,  9/1/2052 1,269,744
2,582,158 3.500%,  9/1/2052 2,403,008
1,851,329 5.000%,  9/1/2052 1,862,371
2,730,299 4.500%,  9/1/2053 2,682,653
1,744,669 4.500%,  9/1/2053 1,718,914
4,674,109 4.000%,  10/1/2052 4,475,407
1,243,028 2.000%,  11/1/2051 1,023,030
1,779,349 3.500%,  11/1/2052 1,661,037
5,095,405 2.000%,  12/1/2050 4,175,110
7,967,957 2.500%,  12/1/2051 6,851,051
3,439,910 4.500%,  12/1/2052 3,391,667
3,290,000 5.500%,  11/1/2040
g
3,323,876
7,330,000 3.000%,  11/1/2047
g
6,493,922
2,400,457 3.500%,  12/1/2047 2,269,654
7,000,000 4.000%,  11/1/2048
g
6,640,952
4,550,000 4.500%,  11/1/2048
g
4,434,528
6,700,000 5.000%,  11/1/2048
g
6,665,743
6,650,000 3.500%,  11/1/2049
g
6,130,376
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,354,218 2.500%,  3/1/2062 4,401,115
1,526,217 3.500%,  7/1/2061 1,382,765
2,415,147 4.000%,  12/1/2061 2,275,512
PRPM, LLC
664,470
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
665,628
Total 235,973,654
Technology  0.4%
Accenture Capital, Inc.
312,000 4.500%,  10/4/2034 307,630
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 196,393
Principal
Amount Long-Term Fixed Income  18.7% Value
Technology  0.4% - continued
Alphabet, Inc.
$ 259,000 5.250%,  5/15/2055 $ 256,654
Amentum Holdings, Inc.
241,000 7.250%,  8/1/2032
c
250,810
Apple, Inc.
400,000 2.650%,  2/8/2051 253,618
746,000 3.750%,  9/12/2047 599,438
Block, Inc.
84,000 5.625%,  8/15/2030
c
85,269
71,000 3.500%,  6/1/2031
a
66,107
295,000 6.500%,  5/15/2032 306,078
84,000 6.000%,  8/15/2033
c
85,890
Boost Newco Borrower, LLC
194,000 7.500%,  1/15/2031
c
206,100
Broadcom, Inc.
393,000 4.900%,  7/15/2032 401,765
75,000 3.469%,  4/15/2034 68,697
457,000 3.137%,  11/15/2035
c
396,087
380,000 3.187%,  11/15/2036
c
324,309
275,000 4.926%,  5/15/2037
c
273,814
177,000 4.900%,  2/15/2038 174,854
CACI International, Inc.
53,000 6.375%,  6/15/2033
c
55,105
Central Parent, Inc./CDK Global,
Inc.
66,000 7.250%,  6/15/2029
c
54,214
Cisco Systems, Inc.
124,000 5.300%,  2/26/2054 121,109
Clarivate Science Holdings
Corporation
70,000 3.875%,  7/1/2028
c
67,414
Cloud Software Group, Inc.
479,000 6.500%,  3/31/2029
c
482,615
301,000 9.000%,  9/30/2029
c
311,336
CommScope Technologies, LLC
79,000 5.000%,  3/15/2027
c
78,700
CommScope, LLC
74,000 4.750%,  9/1/2029
c
73,769
Consensus Cloud Solutions, Inc.
5,000 6.000%,  10/15/2026
c
5,000
CoreWeave, Inc.
123,000 9.000%,  2/1/2031
c
123,360
Dell, Inc.
215,000 6.500%,  4/15/2038 234,738
Diebold Nixdorf, Inc.
176,000 7.750%,  3/31/2030
c
186,376
Fair Isaac Corporation
137,000 6.000%,  5/15/2033
c
139,452
Fiserv, Inc.
238,000 2.650%,  6/1/2030 218,427
243,000 5.350%,  3/15/2031 249,130
198,000 5.600%,  3/2/2033 203,766
284,000 5.150%,  8/12/2034 281,941
Foundry JV Holdco, LLC
300,000 5.900%,  1/25/2030
c
315,291
200,000 5.900%,  1/25/2033
c
210,521
200,000 6.400%,  1/25/2038
c
215,829
Gen Digital, Inc.
78,000 7.125%,  9/30/2030
c
80,499
37,000 6.250%,  4/1/2033
c
38,089

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Technology  0.4% - continued
Global Payments, Inc.
$ 288,000 5.300%,  8/15/2029 $ 293,086
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
64,000 3.500%,  3/1/2029
c
60,941
Hewlett Packard Enterprise
Company
434,000 4.400%,  9/25/2027 435,687
245,000 4.850%,  10/15/2031 247,528
II-VI, Inc.
56,000 5.000%,  12/15/2029
c
55,401
Intel Corporation
493,000 4.900%,  7/29/2045 435,635
ION Platform Finance US, Inc.
200,000 7.875%,  9/30/2032
c
195,074
ION Platform Finance US, Inc./ION
Platform Finance SARL
125,000 9.500%,  5/30/2029
c
127,730
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
139,220
190,000 4.875%,  9/15/2029
c
187,511
140,000 5.250%,  7/15/2030
c
139,347
376,000 4.500%,  2/15/2031
c
360,639
Kioxia Holdings Corporation
287,000 6.625%,  7/24/2033
c
299,372
KLA Corporation
343,000 3.300%,  3/1/2050 244,624
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 60,919
Mastercard, Inc.
275,000 3.950%,  2/26/2048 227,765
Microchip Technology, Inc.
50,000 5.050%,  3/15/2029 50,972
Micron Technology, Inc.
157,000 5.650%,  11/1/2032 164,803
NCR Atleos Corporation
52,000 9.500%,  4/1/2029
c
56,156
NCR Voyix Corporation
97,000 5.000%,  10/1/2028
c
96,059
52,000 5.125%,  4/15/2029
c
51,461
Neptune Bidco US, Inc.
160,000 9.290%,  4/15/2029
c
158,000
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 118,921
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 153,581
305,000 3.250%,  5/11/2041 231,579
Open Text Corporation
134,000 3.875%,  12/1/2029
c
126,813
Open Text Holdings, Inc.
145,000 4.125%,  2/15/2030
c
138,409
Oracle Corporation
228,000 6.900%,  11/9/2052 243,108
61,000 6.150%,  11/9/2029 64,640
229,000 5.250%,  2/3/2032 233,131
237,000 4.800%,  9/26/2032 234,560
154,000 4.700%,  9/27/2034 147,908
267,000 5.875%,  9/26/2045 257,080
663,000 4.000%,  7/15/2046 496,898
Principal
Amount Long-Term Fixed Income  18.7% Value
Technology  0.4% - continued
Paychex, Inc.
$ 128,000 5.600%,  4/15/2035 $ 133,714
PayPal Holdings, Inc.
222,000 5.500%,  6/1/2054 221,729
Pitney Bowes, Inc.
33,000 6.875%,  3/15/2027
c
33,146
RingCentral, Inc.
183,000 8.500%,  8/15/2030
c
194,888
Rocket Software, Inc.
79,000 9.000%,  11/28/2028
c
81,408
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 260,096
Sabre GLBL, Inc.
22,000 8.625%,  6/1/2027
c
22,119
79,000 11.125%,  7/15/2030
c
74,655
Seagate Data Storage Technology,
Private Ltd.
131,475 9.625%,  12/1/2032
c
149,867
58,000 5.750%,  12/1/2034
c
59,285
Sensata Technologies BV
172,000 4.000%,  4/15/2029
c
167,621
Sensata Technologies, Inc.
117,000 4.375%,  2/15/2030
c
112,823
38,000 3.750%,  2/15/2031
c
35,320
37,000 6.625%,  7/15/2032
c
38,518
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
179,000 6.750%,  8/15/2032
c
184,877
SS&C Technologies, Inc.
116,000 5.500%,  9/30/2027
c
116,065
35,000 6.500%,  6/1/2032
c
36,286
Synopsys, Inc.
268,000 5.700%,  4/1/2055 270,750
UKG, Inc.
64,000 6.875%,  2/1/2031
c
65,879
Verisk Analytics, Inc.
174,000 5.250%,  3/15/2035 177,398
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
111,254
WULF Compute, LLC
86,000 7.750%,  10/15/2030
c
89,343
Xerox Corporation
102,000 10.250%,  10/15/2030
a,c
104,291
Total 17,276,084
Transportation  0.1%
Air Canada
69,000 3.875%,  8/15/2026
c
68,468
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
74,167 5.500%,  4/20/2026
c
74,355
195,645 5.750%,  4/20/2029
c
197,396
Avianca Midco 2 plc
160,000 9.000%,  12/1/2028
a,c
159,400
200,000 9.625%,  2/14/2030
a,c
198,400
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
a,c
72,232
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 198,725

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Transportation  0.1% - continued
$ 235,000 5.750%,  5/1/2040 $ 249,529
230,000 4.450%,  3/15/2043 207,697
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 204,164
DCLI Bidco, LLC
168,000 7.750%,  11/15/2029
c
170,759
Delta Air Lines, Inc.
361,000 5.250%,  7/10/2030 368,948
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
c
482,296
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
224,337
Norfolk Southern Corporation
302,000 5.100%,  5/1/2035 308,841
OneSky Flight, LLC
174,000 8.875%,  12/15/2029
c
184,643
Rand Parent, LLC
178,000 8.500%,  2/15/2030
a,c
181,965
RXO, Inc.
69,000 7.500%,  11/15/2027
c
70,294
Ryder System, Inc.
259,000 4.850%,  6/15/2030 264,036
Star Leasing Company, LLC
72,000 7.625%,  2/15/2030
c
68,027
Stena International SA
104,000 7.250%,  1/15/2031
c
106,172
Stonepeak Nile Parent, LLC
55,000 7.250%,  3/15/2032
c
58,167
Union Pacific Corporation
455,000 2.973%,  9/16/2062 273,356
United Airlines, Inc.
405,000 4.625%,  4/15/2029
c
401,120
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
a,c
35,517
77,000 6.375%,  2/1/2030
a,c
74,367
Watco Companies, LLC/Watco
Finance Corporation
84,000 7.125%,  8/1/2032
c
87,020
Total 4,990,231
U.S. Government & Agencies  6.0%
U.S. Treasury Bonds
1,435,000 3.625%,  5/15/2053 1,196,824
17,000,000 4.750%,  8/15/2055 17,231,094
4,600,000 1.625%,  11/15/2050 2,500,891
3,300,000 4.750%,  11/15/2053 3,337,641
5,090,000 5.250%,  11/15/2028 5,327,003
1,175,000 4.375%,  5/15/2040 1,168,574
10,800,000 1.375%,  11/15/2040 7,114,922
560,000 3.000%,  5/15/2042 457,800
15,871,000 2.500%,  5/15/2046 11,282,669
13,950,000 2.875%,  5/15/2049 10,280,496
U.S. Treasury Notes
16,600,000 4.500%,  3/31/2026 16,644,677
12,600,000 4.375%,  7/31/2026 12,653,279
8,800,000 3.500%,  9/30/2026 8,779,650
7,450,000 0.500%,  4/30/2027 7,112,422
7,500,000 3.875%,  5/31/2027 7,526,367
Principal
Amount Long-Term Fixed Income  18.7% Value
U.S. Government & Agencies  6.0% - continued
$ 11,000,000 3.500%,  9/30/2027 $ 10,978,945
2,055,000 2.250%,  11/15/2027 2,000,976
9,775,000 3.875%,  12/31/2027 9,831,512
1,700,000 0.750%,  1/31/2028 1,596,605
10,200,000 3.500%,  1/31/2028 10,179,281
5,400,000 3.625%,  3/31/2028 5,404,008
21,400,000 2.875%,  5/15/2028 21,029,680
1,100,000 4.375%,  8/31/2028 1,122,430
3,300,000 3.750%,  12/31/2028 3,312,762
8,800,000 3.500%,  9/30/2029 8,749,469
4,002,000 4.000%,  3/31/2030 4,052,650
2,000,000 3.625%,  8/31/2030 1,992,969
40,700,000 3.625%,  9/30/2030 40,547,375
9,780,000 1.375%,  11/15/2031 8,503,251
10,800,000 4.125%,  11/15/2032 10,956,516
1,200,000 4.500%,  11/15/2033 1,244,062
Total 254,116,800
Utilities  0.4%
AEP Texas, Inc.
213,000 5.850%,  10/15/2055 212,892
AES Corporation
122,000 7.600%,  1/15/2055
d
124,533
456,000 3.950%,  7/15/2030
c
441,191
Algonquin Power & Utilities
Corporation
310,000 4.750%,  1/18/2082
d
304,162
Alpha Generation, LLC
60,000 6.750%,  10/15/2032
c
61,655
American Water Capital
Corporation
176,000 5.700%,  9/1/2055 178,899
Atmos Energy Corporation
151,000 5.000%,  12/15/2054 140,500
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 235,147
Calpine Corporation
147,000 4.500%,  2/15/2028
c
146,642
Capital Power US Holdings, Inc.
385,000 5.257%,  6/1/2028
c
392,347
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 231,433
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 100,652
425,000 4.125%,  5/15/2049 347,450
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 130,536
Consumers Energy Company
380,000 4.350%,  4/15/2049 326,376
Dominion Energy, Inc.
32,000 6.875%,  2/1/2055
d
33,635
32,000 7.000%,  6/1/2054
d
34,954
DTE Electric Company
215,000 3.700%,  3/15/2045 171,503
245,000 3.700%,  6/1/2046 192,778
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 337,100
Duke Energy Corporation
47,000 6.450%,  9/1/2054
d
49,692

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Utilities  0.4% - continued
$ 378,000 5.450%,  6/15/2034 $ 394,098
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 244,634
Enel Finance International NV
315,000 5.125%,  6/26/2029
c
322,785
Entergy Louisiana, LLC
220,000 5.800%,  3/15/2055 226,531
Exelon Corporation
265,000 4.700%,  4/15/2050 230,142
459,000 4.450%,  4/15/2046 392,911
FirstEnergy Corporation
285,000 4.850%,  7/15/2047 253,210
Georgia Power Company
193,000 4.950%,  5/17/2033 197,015
122,000 5.250%,  3/15/2034 125,929
Hawaiian Electric Company, Inc.
42,000 6.000%,  10/1/2033
c
42,462
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 146,742
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
246,667
Lightning Power, LLC
147,000 7.250%,  8/15/2032
c
155,711
Long Ridge Energy, LLC
109,000 8.750%,  2/15/2032
c
112,702
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 281,589
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 151,114
NextEra Energy Capital Holdings,
Inc.
300,000 5.900%,  3/15/2055 310,237
200,000 5.300%,  3/15/2032 208,442
NiSource, Inc.
33,000 6.375%,  3/31/2055
d
34,038
435,000 5.650%,  2/1/2045 434,694
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
46,597
145,000 5.250%,  6/15/2029
c
145,628
43,000 5.750%,  7/15/2029
c
43,163
56,000 6.000%,  2/1/2033
c
57,125
355,000 5.750%,  1/15/2034
c
357,503
139,000 6.250%,  11/1/2034
c
143,115
Pacific Gas and Electric Company
241,000 5.550%,  5/15/2029 248,095
195,000 4.550%,  7/1/2030 193,761
125,000 5.800%,  5/15/2034 129,545
PG&E Corporation
59,000 5.000%,  7/1/2028 58,589
PPL Capital Funding, Inc.
321,000 5.250%,  9/1/2034 329,111
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 191,678
Public Service Company of
Colorado
299,000 4.500%,  6/1/2052 256,167
Public Service Enterprise Group,
Inc.
436,000 4.900%,  3/15/2030 445,017
Principal
Amount Long-Term Fixed Income  18.7% Value
Utilities  0.4% - continued
RWE Finance US, LLC
$ 150,000 5.875%,  9/18/2055
c
$ 147,732
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 440,839
Southern California Edison
Company
135,000 5.450%,  3/1/2035 136,853
Southern Company
456,000 5.113%,  8/1/2027 463,688
369,000 4.850%,  3/15/2035 365,355
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 161,144
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 148,652
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
118,847
43,000 6.250%,  2/1/2034
c
44,094
43,000 6.500%,  2/1/2036
c
44,535
TerraForm Power Operating, LLC
353,000 5.000%,  1/31/2028
c
351,696
Virginia Electric and Power
Company
85,000 5.350%,  1/15/2054 81,947
375,000 4.600%,  12/1/2048 328,084
Vistra Corporation
65,000 8.000%,  10/15/2026
c,d,j
66,595
162,000 7.000%,  12/15/2026
c,d,j
163,606
Vistra Operations Company, LLC
152,000 5.000%,  7/31/2027
c
152,082
443,000 5.250%,  10/15/2035
c
440,027
VoltaGrid, LLC
65,000 7.375%,  11/1/2030
c,g
66,108
Xcel Energy, Inc.
179,000 4.600%,  6/1/2032 177,756
138,000 5.600%,  4/15/2035 143,176
Total 15,393,640
Total Long-Term Fixed Income
(cost $812,374,368) 788,599,633
Shares Private Equity Funds 1.8% Value
Secondary  1.8%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,l
9,623,471
1 ASF IX, LP
*,b,l
8,957,350
1 ASF VIII Sidecar (Cayman), LP
*,b,l
1,860,079
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,l
9,009,975
1 LCP X (Offshore), LP
*,b,l
26,124,236
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,l
18,278,475
Total 73,853,586
Total Private Equity Funds
(cost $57,375,890) 73,853,586

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.3% Value
13,111,590 Thrivent Cash Management Trust $ 13,111,590
Total Collateral Held for
Securities Loaned
(cost $13,111,590) 13,111,590
Shares or
Principal
Amount Short-Term Investments 14.8% Value
Federal Home Loan Bank Discount
Notes
3,400,000 4.150%, 11/3/2025
m,n
3,398,906
7,200,000 4.150%, 11/19/2025
m,n
7,185,332
100,000 4.000%, 12/1/2025
m
99,673
400,000 3.960%, 12/3/2025
m,n
398,607
1,000,000 3.935%, 12/12/2025
m,n
995,567
9,200,000 3.890%, 12/17/2025
m,n
9,154,358
4,600,000 3.910%, 12/19/2025
m,n
4,576,208
800,000 3.855%, 1/2/2026
m,n
794,666
600,000 3.865%, 1/9/2026
m,n
595,555
100,000 3.780%, 2/11/2026
m,n
98,920
Federal Home Loan Mortgage
Corporation Discount Notes
1,500,000 3.899%, 12/8/2025
m,n
1,493,983
3,500,000 3.900%, 12/23/2025
m,n
3,480,419
Federal National Mortgage
Association Discount Notes
8,200,000 3.960%, 12/3/2025
m,n
8,171,437
200,000 3.805%, 12/15/2025
m,n
199,050
4,000,000 3.860%, 12/22/2025
m,n
3,978,044
State Street Institutional U.S.
Government Money Market
Fund
159,170,173 4.014%
m
159,170,173
Thrivent Core Short-Term Reserve
Fund
41,677,984 4.370% 416,779,847
U.S. Treasury Bills
800,000 3.876%, 12/23/2025
m,o
795,692
100,000 3.856%, 12/26/2025
m,o
99,424
1,000,000 3.854%, 1/8/2026
m,o
993,065
Total Short-Term Investments
(cost $622,326,567) 622,458,926
Total Investments (cost
$3,323,155,724) 101.3% $4,261,232,564
Other Assets and Liabilities, Net
(1.3%) (53,042,092)
Total Net Assets 100.0% $4,208,190,472
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $149,629,781 or
3.6% of total net assets.
d Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of October 31, 2025 was $73,948,086 or
1.76% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 7,343,173
ASF IX, LP  3/18/2024 7,087,900
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,610,234
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 6,240,000
LCP X (Offshore), LP  10/25/2023 19,857,498
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 15,237,085

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 7,627,455
Common Stock 5,030,681
Total lending $12,658,136
Gross amount payable upon return of
collateral for securities loaned $13,111,590
Net amounts due to counterparty $453,454
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $973,516,674
Gross unrealized depreciation (63,023,458)
Net unrealized appreciation (depreciation) $910,493,216
Cost for federal income tax purposes $3,368,995,359

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,581,502,825 1,581,502,825 – –
U.S. Unaffiliated 19,434,077 19,434,077 – –
Common Stock
Communications Services 96,506,790 96,506,790 – –
Consumer Discretionary 107,955,133 107,955,133 – –
Consumer Staples 31,396,171 31,396,171 – –
Energy 36,158,501 36,158,501 – –
Financials 141,811,769 141,811,769 – –
Health Care 114,862,438 114,862,438 – –
Industrials 104,361,721 104,231,074 130,647 –
Information Technology 316,342,246 309,483,378 6,858,868 –
Materials 35,865,890 35,727,246 138,644 –
Real Estate 26,272,470 26,272,470 – –
Utilities 35,302,428 35,302,428 – –
Long-Term Fixed Income
Asset-Backed Securities 17,885,857 – 17,885,857 –
Basic Materials 6,316,167 – 6,316,167 –
Capital Goods 13,635,144 – 13,635,144 –
Collateralized Mortgage Obligations 46,452,866 – 46,452,866 –
Commercial Mortgage-Backed Securities 10,897,366 – 10,897,366 –
Communications Services 19,071,920 – 19,071,920 –
Consumer Cyclical 26,595,516 – 26,595,516 –
Consumer Non-Cyclical 28,041,421 – 28,041,421 –
Energy 18,816,279 – 18,816,279 –
Financials 71,781,383 – 71,781,383 –
Foreign Government 1,355,305 – 1,355,305 –
Mortgage-Backed Securities 235,973,654 – 235,973,654 –
Technology 17,276,084 – 17,276,084 –
Transportation 4,990,231 – 4,990,231 –
U.S. Government & Agencies 254,116,800 – 254,116,800 –
Utilities 15,393,640 – 15,393,640 –
Private Equity Funds
Secondary 73,853,586 – – 73,853,586
Short-Term Investments 205,679,079 159,170,173 46,508,906 –
Subtotal Investments in Securities $3,715,904,757 $2,799,814,473 $842,236,698 $73,853,586
Other Investments  * Total
Affiliated Short-Term Investments 416,779,847
U.S. Affiliated Registered Investment Cos. 115,436,370
Collateral Held for Securities Loaned 13,111,590
Subtotal Other Investments $545,327,807
Total Investments at Value $4,261,232,564
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,139,328 24,139,328 – –
Total Asset Derivatives $24,139,328 $24,139,328 $– $–
Liability Derivatives
Futures Contracts 5,824,863 3,596,198 2,228,665 –
Credit Default Swaps 58,454 – 58,454 –
Total Liability Derivatives $5,883,317 $3,596,198 $2,287,119 $–

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
10/31/2025
Long-Term Fixed Income
Collateralized Mortgage
Obligations  $1,537,000 $- $73,219 $- $- $- ($1,610,219) $-
Private Equity Funds
 Secondary 36,761,349 - 7,762,057 42,040,972 (12,710,792) - - 73,853,586
Total  $38,298,349 $- $7,835,276 $42,040,972 ($12,710,792) $- ($1,610,219) $73,853,586
Investments in Securities
Ending Value
10/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $73,853,586
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $73,853,586

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling
$43,812,628 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 349 December 2025 $ 39,180,364 $ 142,122
CBOT 2-Yr. U.S. Treasury Note 380 December 2025 79,206,516 (74,484)
CBOT 5-Yr. U.S. Treasury Note 450 December 2025 49,149,477 (4,554)
CBOT U.S. Long Bond 232 December 2025 26,553,142 663,358
CME E-mini Russell 2000 Index 8 December 2025 975,807 20,153
CME E-mini S&P 500 Index 1,717 December 2025 570,852,762 19,280,139
CME Ultra Long Term U.S. Treasury Bond 185 December 2025 21,687,454 749,577
Ultra 10-Yr. U.S. Treasury Note 181 December 2025 20,654,299 248,374
Total Futures Long Contracts $ 808,259,821 $ 21,024,685
CME E-mini Russell 2000 Index (378) December 2025 ( $ 46,142,000) ( $ 917,110)
CME E-mini S&P Mid-Cap 400 Index (291) December 2025 (97,203,529) 2,404,459
CME Euro Foreign Exchange Currency (194) December 2025 (28,644,746) 631,146
Eurex Euro STOXX 50 Index (693) December 2025 (43,094,272) (2,228,665)
ICE mini MSCI EAFE Index (674) December 2025 (93,619,741) (979,529)
ICE US mini MSCI Emerging Markets Index (447) December 2025 (29,839,339) (1,620,521)
Total Futures Short Contracts ( $ 338,543,627) ($2,710,220)
Total Futures Contracts $ 469,716,194 $18,314,465
The following table presents Moderate Allocation Fund's credit default swap contracts held as of October 31, 2025. Investments totaling
$1,888,182 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 19,074,000) $ – ( $ 58,454) ( $ 58,454)
Total Credit Default Swaps $– ($58,454) ($58,454)
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Moderate Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 631,146
Total Foreign Exchange Contracts 631,146
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 21,704,751
Total Equity Contracts 21,704,751
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,803,431
Total Interest Rate Contracts 1,803,431
Total Asset Derivatives $24,139,328
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 79,038
Total Interest Rate Contracts 79,038
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,745,825
Total Equity Contracts 5,745,825
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 58,454
Total Credit Contracts 58,454
Total Liability Derivatives $5,883,317
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (6,358,786)
Total Interest Rate Contracts (6,358,786)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 47,709,675
Total Return Swaps Net realized gains/(losses) on Swap agreements (649,553)
Total Equity Contracts 47,060,122
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (2,104,356)
Total Foreign Exchange Contracts (2,104,356)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 1,618,665
Total Credit Contracts 1,618,665
Total $40,215,645

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (7,272)
Total Foreign Exchange Contracts (7,272)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 15,108,574
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 747,081
Total Equity Contracts 15,855,655
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 8,210,935
Total Interest Rate Contracts 8,210,935
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (58,454)
Total Credit Contracts (58,454)
Total $24,000,864
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $593,678,191
Futures - Short (335,900,632)
Total Return Swaps - Short (593,102)
Interest Rate Contracts
Futures - Long 289,596,116
Foreign Exchange Contracts
Futures - Short (35,219,104)
Credit Contracts
Credit Default Swaps - Sell Protection 698,034

Moderate Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $60,355 $3,712 $3,272 $65,143 7,394 1.5%
Core Emerging Markets Equity 21,432 668 – 27,530 2,257 0.6
Core International Equity 12,707 433 – 15,583 1,215 0.4
Core Low Volatility Equity 2,373 184 2,579 – – –
Core Mid Cap Value 44,529 4,024 44,911 – – –
Core Small Cap Value 22,933 2,536 15,900 7,180 667 0.2
Global Stock, Class S 88,445 10,069 – 105,963 3,307 2.5
High Yield, Class S 44,836 2,905 462 47,939 11,175 1.1
Income, Class S 129,646 5,821 9,396 128,825 15,447 3.1
International Equity, Class S 146,460 4,241 – 179,684 13,822 4.3
Large Cap Growth, Class S 400,163 24,338 – 499,226 19,312 11.9
Large Cap Value, Class S 360,303 29,805 – 411,196 12,315 9.8
Mid Cap Stock, Class S 152,446 6,242 64,010 91,013 2,462 2.1
Short-Term Bond, Class S 73,574 3,067 3,873 73,945 5,878 1.8
Small Cap Stock, Class S 52,177 964 8,000 43,711 1,367 1.0
Total U.S. Affiliated Registered Investment
Companies 1,612,379 1,696,938 40.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 541,428 212,903 337,551 416,780 41,678 9.9
Total Affiliated Short-Term Investments 541,428 416,780 9.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,672 396,772 392,332 13,112 13,112 0.3
Total Collateral Held for Securities Loaned 8,672 13,112 0.3
Total Value $2,162,479 $2,126,830
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($661) $5,009 $– $3,712
Core Emerging Markets Equity – 5,430 – 668
Core International Equity – 2,443 – 424
Core Low Volatility Equity Fund 481 (459) 88 95
Core Mid Cap Value 5,425 (9,067) 3,165 860
Core Small Cap Value 1,905 (4,294) 2,174 362
Global Stock, Class S – 7,449 8,393 1,675
High Yield, Class S (64) 724 – 2,906
Income, Class S (1,872) 4,626 – 5,830
International Equity, Class S – 28,983 – 4,242
Large Cap Growth, Class S – 74,725 23,895 443
Large Cap Value, Class S – 21,088 24,155 5,649
Mid Cap Stock, Class S 20,804 (24,469) 5,454 789
Short-Term Bond, Class S (24) 1,201 – 3,066
Small Cap Stock, Class S (127) (1,303) 687 276
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% – – – 19,441
Total Income/Non Cash Income from Affiliated Investments $50,438
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total $25,867 $112,086 $68,011

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   46.8% Value
U.S. Affiliated   46.3%
4,188,688 Thrivent Core Emerging Markets
Debt Fund $ 36,902,340
7,699,764 Thrivent Core Emerging Markets
Equity Fund 93,937,123
12,833,650 Thrivent Core International Equity
Fund 164,655,731
2,293,533 Thrivent Core Small Cap Value
Fund 24,701,349
8,455,589 Thrivent Global Stock Fund, Class
S 270,917,068
6,325,078 Thrivent High Yield Fund, Class S 27,134,584
8,738,989 Thrivent Income Fund, Class S 72,883,166
27,723,375 Thrivent International Equity Fund,
Class S 360,403,869
24,534,102 Thrivent Large Cap Growth Fund,
Class S 634,206,527
14,465,184 Thrivent Large Cap Value Fund,
Class S 482,992,503
5,097,675 Thrivent Mid Cap Stock Fund,
Class S 188,461,063
3,325,761 Thrivent Short-Term Bond Fund,
Class S 41,838,075
2,513,904 Thrivent Small Cap Stock Fund,
Class S 80,369,523
Total 2,479,402,921
U.S. Unaffiliated   0.5%
2,377 Health Care Select Sector SPDR
Fund 342,882
12,106 Invesco QQQ Trust Series 1 7,615,522
6,735 Invesco Senior Loan ETF
a
140,761
28,243 iShares Broad USD High Yield
Corporate Bond ETF 1,061,372
2,438 iShares Semiconductor ETF 747,369
24,573 SPDR S&P 500 ETF Trust 16,760,260
5,021 State Street SPDR S&P Biotech
ETF 565,917
1,838 VanEck Semiconductor ETF 667,231
Total 27,901,314
Total Registered Investment
Companies (cost $1,541,005,235) 2,507,304,235
Shares Common Stock 29.0% Value
Communications Services  2.5%
100,843 Alphabet, Inc., Class A 28,356,043
116,489 Alphabet, Inc., Class C 32,828,930
100,981 AT&T, Inc. 2,499,280
17,340 CarGurus, Inc.
b
608,981
115,918 Comcast Corporation 3,226,578
23,795 E.W. Scripps Company
b
57,822
1,328 Fox Corporation, Class A 85,855
981 Fox Corporation, Class B 57,300
1,494 Globalstar, Inc.
b
81,289
10,199 Imax Corporation
b
331,366
2,804 Iridium Communications, Inc. 53,697
4,743 Liberty Global, Ltd., Class A
b
52,173
644 Liberty Media Corporation-Liberty
Formula One
b
64,303
12,505 Lumen Technologies, Inc.
b
128,551
893 Madison Square Garden
Entertainment Corporation
b
61,153
Shares Common Stock  29.0% Value
Communications Services  2.5% - continued
183 Madison Square Garden Sports
Corporation
b
$ 39,233
4,644 Magnite, Inc.
b
83,035
30,213 Match Group, Inc. 977,088
52,421 Meta Platforms, Inc. 33,987,155
7,239 Netflix, Inc.
b
8,099,428
8,050 New York Times Company 458,769
36,759 News Corporation, Class A 974,113
39,515 Pinterest, Inc.
b
1,307,946
534 Reddit, Inc.
b
111,579
9,458 ROBLOX Corporation
b
1,075,564
1,004 Roku, Inc.
b
106,555
4,813 Spotify Technology SA
b
3,154,055
5,868 T-Mobile US, Inc. 1,232,573
471 Trade Desk, Inc.
b
23,682
105,437 Uniti Group, Inc.
b
607,317
44,775 Verizon Communications, Inc. 1,779,359
26,248 Walt Disney Company 2,956,050
212,105 Warner Brothers Discovery, Inc.
b
4,761,757
128,897 Warner Music Group Corporation 4,119,548
Total 134,348,127
Consumer Discretionary  3.0%
232,009 ADT, Inc. 2,050,960
6,386 Advance Auto Parts, Inc. 300,972
191,689 Amazon.com, Inc.
b
46,814,288
14,260 American Axle & Manufacturing
Holdings, Inc.
b
88,412
5,234 American Eagle Outfitters, Inc. 87,460
59,067 Aptiv plc
b
4,790,334
1,410 Aramark 53,411
663 Asbury Automotive Group, Inc.
b
155,540
552 Autoliv, Inc. 64,474
8,987 Bath & Body Works, Inc. 220,002
1,084 Best Buy Company, Inc. 89,040
851 Booking Holdings, Inc. 4,321,157
6,424 Boot Barn Holdings, Inc.
b
1,218,312
13,866 BorgWarner, Inc. 595,683
152 Brinker International, Inc.
b
16,516
2,310 Buckle, Inc. 126,588
16,889 Build-A-Bear Workshop, Inc. 915,722
1,086 CarMax, Inc.
b
45,514
90,900 Carnival Corporation
b
2,620,647
65 Cavco Industries, Inc.
b
34,437
7,056 Champion Homes, Inc.
b
481,431
4,522 Chewy, Inc.
b
152,482
23,857 Columbia Sportswear Company 1,184,023
5,889 Coursera, Inc.
b
49,585
25,352 D.R. Horton, Inc. 3,779,476
3,729 Dana, Inc. 75,699
148 Darden Restaurants, Inc. 26,662
178 Domino's Pizza, Inc. 70,926
21,125 DoorDash, Inc.
b
5,373,566
294 Dorman Products, Inc.
b
39,434
90 Duolingo, Inc.
b
24,358
153 Dutch Bros, Inc.
b
8,498
1,169 eBay, Inc. 95,051
24,654 Etsy, Inc.
b
1,528,548
957 Five Below, Inc.
b
150,507
17,867 Ford Motor Company 234,594
3,783 Fox Factory Holding Corporation
b
83,642
8,577 Frontdoor, Inc.
b
569,770
8,509 Gap, Inc. 194,431
2,196 Garmin, Ltd. 469,812
4,014 Garrett Motion, Inc. 67,997

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Consumer Discretionary  3.0% - continued
300 General Motors Company $ 20,727
9,227 Gentex Corporation 216,373
3,184 GigaCloud Technology, Inc.
b
89,088
9,732 Gildan Activewear, Inc.
a
567,278
12,382 Goodyear Tire & Rubber
Company
b
85,312
4,080 Grand Canyon Education, Inc.
b
768,264
849 Group 1 Automotive, Inc. 337,511
8,179 Hasbro, Inc. 624,140
20,405 Hilton Worldwide Holdings, Inc. 5,243,269
31,607 Home Depot, Inc. 11,997,701
5,308 Installed Building Products, Inc. 1,317,605
18,003 Laureate Education, Inc.
b
522,627
5,053 La-Z-Boy, Inc. 160,180
754 Lear Corporation 78,906
20,755 Levi Strauss & Company 420,911
353 Lithia Motors, Inc. 110,870
23,802 Lowe's Companies, Inc. 5,667,970
343 Lululemon Athletica, Inc.
b
58,495
272 M/I Homes, Inc.
b
34,052
4,663 Macy's, Inc. 90,882
13,855 Mattel, Inc.
b
254,655
3,907 McDonald's Corporation 1,165,966
3,392 MGM Resorts International
b
108,646
9,774 Modine Manufacturing Company
b
1,497,475
2,024 Mohawk Industries, Inc.
b
230,007
1,210 Murphy USA, Inc. 433,422
3,001 National Vision Holdings, Inc.
b
77,276
96 NVR, Inc.
b
692,239
32,838 O'Reilly Automotive, Inc.
b
3,101,221
518 Planet Fitness, Inc.
b
46,977
332 PulteGroup, Inc. 39,797
1,065 Ralph Lauren Corporation 340,438
557 Red Rock Resorts, Inc. 29,694
29,315 Ross Stores, Inc. 4,658,740
1,675 Service Corporation International/
US 139,879
18,175 SharkNinja, Inc.
b
1,553,963
20,833 Six Flags Entertainment
Corporation
b
478,742
4,646 Sonos, Inc.
b
79,772
148,154 Sony Group Corporation ADR 4,132,015
3,768 Stoneridge, Inc.
b
25,660
897 Strategic Education, Inc. 68,154
3,236 Tapestry, Inc. 355,378
462 Taylor Morrison Home Corporation
b
27,383
46,884 Tesla, Inc.
b
21,405,359
10,156 Texas Roadhouse, Inc. 1,661,318
1,731 Toll Brothers, Inc. 233,598
1,623 TopBuild Corporation
b
685,685
2,110 Travel + Leisure Company 132,466
630 Ulta Beauty, Inc.
b
327,524
113 United Parks & Resorts, Inc.
b
5,469
30,818 Universal Technical Institute, Inc.
b
915,911
376 Urban Outfitters, Inc.
b
24,293
4,808 VF Corporation 67,504
11,021 Viking Holdings, Ltd.
b
670,628
619 Visteon Corporation 66,332
770 Wayfair, Inc.
b
79,703
7,953 Wingstop, Inc. 1,722,858
393 Winmark Corporation 158,446
62,702 Wyndham Hotels & Resorts, Inc. 4,604,208
7,157 Wynn Resorts, Ltd. 851,611
10,104 Yum China Holding, Inc. 437,099
Shares Common Stock  29.0% Value
Consumer Discretionary  3.0% - continued
959 Yum! Brands, Inc. $ 132,543
Total 161,402,176
Consumer Staples  0.9%
2,887 Albertsons Companies, Inc. 51,071
14,714 Altria Group, Inc. 829,575
1,048 Archer-Daniels-Midland Company 63,435
1,126 BellRing Brands, Inc.
b
33,926
12,866 BJ's Wholesale Club Holdings,
Inc.
b
1,135,553
2,351 Casey's General Stores, Inc. 1,206,510
2,369 Central Garden & Pet Company,
Class A
b
65,882
2,792 Church & Dwight Company, Inc. 244,830
7,938 Colgate-Palmolive Company 611,623
6,626 Conagra Brands, Inc. 113,901
880 Costco Wholesale Corporation 802,076
384,131 Coty, Inc.
b
1,525,000
2,616 Darling Ingredients, Inc.
b
83,843
4,791 e.l.f. Beauty, Inc.
b
585,173
1,055 Ingredion, Inc. 121,758
6,993 J & J Snack Foods Corporation 591,957
7,450 John B. Sanfilippo & Son, Inc. 467,711
204,061 Kenvue, Inc. 2,932,357
179,635 Keurig Dr Pepper, Inc. 4,878,887
977 Kimberly-Clark Corporation 116,957
207 Kraft Heinz Company 5,119
1,123 Kroger Company 71,456
4,096 Maplebear, Inc.
b
150,979
2,991 Marzetti Company 468,959
1,118 McCormick & Company, Inc. 71,731
9,102 Monster Beverage Corporation
b
608,287
11,046 Philip Morris International, Inc. 1,594,269
968 Primo Brands Corporation 21,267
38,869 Procter & Gamble Company 5,844,731
4,393 Smithfield Foods, Inc. 97,349
98 Sprouts Farmers Markets, Inc.
b
7,738
84,321 Sysco Corporation 6,263,364
6,116 Turning Point Brands, Inc. 549,828
1,002 Tyson Foods, Inc. 51,513
107,593 Unilever plc ADR 6,476,023
604 US Foods Holding Corporation
b
43,862
20,162 Vita Coco Company, Inc.
b
830,271
66,498 Walmart, Inc. 6,728,268
Total 46,347,039
Energy  1.0%
90,610 Antero Midstream Corporation 1,563,022
4,070 Antero Resources Corporation
b
125,804
8,213 APA Corporation 186,024
3,270 Archrock, Inc. 82,633
19,267 Baker Hughes Company 932,715
951 Cactus, Inc. 42,006
964 California Resources Corporation 45,472
7,787 Cheniere Energy, Inc. 1,650,844
1,024 Chord Energy Corporation 92,897
4,820 Civitas Resources, Inc. 138,961
70,203 ConocoPhillips 6,238,239
29,741 Coterra Energy, Inc. 703,672
138,245 Devon Energy Corporation 4,491,580
18,539 DHT Holdings, Inc. 246,198
2,935 Diamondback Energy, Inc. 420,263
2,344 DT Midstream, Inc. 256,645
193,041 Enterprise Products Partners, LP 5,943,732

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Energy  1.0% - continued
10,524 EOG Resources, Inc. $ 1,113,860
1,433 EQT Corporation 76,780
7,688 Expand Energy Corporation 794,247
116,718 Exxon Mobil Corporation 13,347,870
2,768 Gulfport Energy Corporation
b
514,876
128,774 Halliburton Company 3,456,294
20,087 Hess Midstream, LP 681,954
2,449 HF Sinclair Corporation 126,368
42,783 Kinder Morgan, Inc. 1,120,487
2,279 Kodiak Gas Services, Inc. 84,050
18,479 Marathon Petroleum Corporation 3,601,742
8,855 Matador Resources Company 349,418
11,227 Noble Corporation plc 329,512
748 Occidental Petroleum Corporation 30,818
483 Oceaneering International, Inc.
b
11,249
2,044 ONEOK, Inc. 136,948
9,254 Ovintiv, Inc. 347,118
2,006 Par Pacific Holdings, Inc.
b
80,200
9,913 Permian Resources Corporation 124,507
1,600 Phillips 66 217,824
4,937 Range Resources Corporation 175,510
653 Ranger Energy Services, Inc. 8,972
5,554 Ring Energy, Inc.
b
5,304
1,115 Scorpio Tankers, Inc. 68,795
1,784 SM Energy Company 37,268
3,169 Talos Energy, Inc.
b
31,088
106 Targa Resources Corporation 16,328
43,651 TechnipFMC plc 1,804,969
455 Valero Energy Corporation 77,150
31,079 Williams Companies, Inc. 1,798,542
Total 53,730,755
Financials  4.0%
411 1st Source Corporation 24,430
4,434 Affiliated Managers Group, Inc. 1,055,115
1,312 Affirm Holdings, Inc.
b
94,307
559 Aflac, Inc. 59,919
53,050 AGNC Investment Corporation 530,500
23,168 Allstate Corporation 4,437,135
22,190 Ally Financial, Inc. 864,744
21,276 Amalgamated Financial
Corporation 579,984
5,996 Amerant Bancorp, Inc. 100,553
9,364 American Express Company 3,377,876
45,260 American International Group, Inc. 3,573,730
4,358 Ameriprise Financial, Inc. 1,973,172
578 Ameris Bancorp 41,396
3,553 Annaly Capital Management, Inc. 75,217
4,046 Arch Capital Group, Ltd. 349,210
7,962 Ares Management Corporation 1,184,029
2,849 Arthur J. Gallagher & Company 710,797
3,635 Artisan Partners Asset
Management, Inc. 158,704
28,818 Associated Banc-Corp 713,822
997 Assurant, Inc. 211,085
12,381 Atlantic Union Bankshares
Corporation 402,630
1,378 Axis Capital Holdings, Ltd. 129,063
265,811 Bank of America Corporation 14,207,598
4,573 Bank of N.T. Butterfield & Son, Ltd. 211,547
49,113 Bank of New York Mellon
Corporation 5,300,766
1,196 Bank OZK 53,808
1,584 BankFinancial Corporation 17,503
733 BankUnited, Inc. 29,379
Shares Common Stock  29.0% Value
Financials  4.0% - continued
2,040 Bar Harbor Bankshares $ 59,833
2,061 BCB Bancorp, Inc. 16,364
25,183 Beacon Financial Corporation 612,954
10,296 Berkshire Hathaway, Inc.
b
4,916,752
1,046 BlackRock, Inc. 1,132,619
1,555 Blackstone Mortgage Trust, Inc. 28,736
38 Block, Inc.
b
2,886
11,314 Blue Owl Capital, Inc. 178,422
1,482 Bread Financial Holdings, Inc. 92,847
20,848 Bridgewater Bancshares, Inc.
b
343,158
370 Brown & Brown, Inc. 29,504
1,287 Burke & Herbert Financial Services
Corporation 75,753
2,793 Business First Bancshares, Inc. 68,484
9,577 Byline Bancorp, Inc. 256,089
471 C&F Financial Corporation 32,221
2,285 Cadence Bank 86,236
743 California BanCorp
b
13,738
238 Camden National Corporation 9,080
885 Capital City Bank Group, Inc. 34,426
44,987 Capital One Financial Corporation 9,896,690
12,043 Capitol Federal Financial, Inc. 72,740
8,354 Carlyle Group, Inc. 445,435
186 Cathay General Bancorp 8,454
5,505 Central Pacific Financial
Corporation 156,948
147,486 Charles Schwab Corporation 13,940,377
214 ChoiceOne Financial Services, Inc. 6,129
17,673 Chubb, Ltd. 4,894,361
779 Cincinnati Financial Corporation 120,426
10,622 Citigroup, Inc. 1,075,265
802 Citizens Financial Group, Inc. 40,798
2,873 Civista Bancshares, Inc. 61,856
923 CNB Financial Corporation 22,706
5,632 CNO Financial Group, Inc. 225,393
753 Coinbase Global, Inc.
b
258,866
3,331 Colony Bankcorp, Inc. 53,263
4,004 Columbia Banking System, Inc. 107,307
1,845 Commerce Bancshares, Inc. 97,102
210 Community Financial System, Inc. 11,651
8,154 Community Trust Bancorp, Inc. 417,444
836 Community West Bancshares 17,706
1,831 ConnectOne Bancorp, Inc. 44,054
822 Cullen/Frost Bankers, Inc. 101,221
272 Dave, Inc.
b
65,095
198 Diamond Hill Investment Group,
Inc. 25,413
11,348 Donnelley Financial Solutions, Inc.
b
521,441
3,920 Dynex Capital, Inc. 51,901
2,472 East West Bancorp, Inc. 251,155
1,396 Eastern Bankshares, Inc. 24,472
2,318 Enact Holdings, Inc. 82,799
13,085 Enova International, Inc.
b
1,564,573
7,162 Enterprise Financial Services
Corporation 375,074
5,417 Equitable Holdings, Inc. 267,600
3,976 Essent Group, Ltd. 240,826
755 Euronet Worldwide, Inc.
b
57,274
1,237 Evercore, Inc. 364,371
3,925 F.N.B. Corporation 61,701
4,195 Farmers National Banc
Corporation 54,451
3,413 Federal Agricultural Mortgage
Corporation 541,438
6,545 Federated Hermes, Inc. 317,302

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Financials  4.0% - continued
856 Fidelity National Information
Services, Inc. $ 53,517
1,526 Fifth Third Bancorp 63,512
6,422 Financial Institutions, Inc. 182,577
3,216 First American Financial
Corporation 201,032
4,894 First Bancorp/Puerto Rico 95,384
1,940 First Citizens BancShares, Inc./NC 3,540,151
5,325 First Financial Bancorp 124,658
1,077 First Financial Bankshares, Inc. 33,269
2,704 First Financial Corporation 144,177
691 First Hawaiian, Inc. 16,950
8,361 First Horizon Corporation 178,591
2,520 First Internet Bancorp 44,705
2,685 First Merchants Corporation 95,264
3,453 First Mid-Illinois Bancshares, Inc. 123,376
884 FirstCash Holdings, Inc. 140,114
8,887 Fiserv, Inc.
b
592,674
1,404 Flagstar Bank NA 16,034
4,356 Flushing Financial Corporation 59,546
1,409 Flywire Corporation
b
18,768
5,229 Franklin Resources, Inc. 118,228
19,622 Fulton Financial Corporation 340,834
5,383 Genworth Financial, Inc.
b
45,433
28,635 Glacier Bancorp, Inc. 1,169,740
737 Global Life, Inc. 96,923
456 Global Payments, Inc. 35,459
7,081 Great Southern Bancorp, Inc. 394,412
120 Hamilton Lane, Inc. 13,675
845 Hancock Whitney Corporation 48,258
399 Hanover Insurance Group, Inc. 68,181
1,470 Hartford Insurance Group, Inc. 182,545
417 HBT Financial, Inc. 10,171
3,349 Heritage Financial Corporation 74,314
511 Home Bancorp, Inc. 27,160
2,105 Home BancShares, Inc. 56,225
6,228 Hometrust Bancshares, Inc. 244,823
6,694 Horizon Bancorp, Inc. 104,426
17,402 Houlihan Lokey, Inc. 3,116,350
3,204 Huntington Bancshares, Inc./OH 49,470
92 Independent Bank Corporation/MA 6,191
4,000 Independent Bank Corporation/MI 120,880
47,090 Intercontinental Exchange, Inc. 6,888,796
80,600 Invesco, Ltd. 1,910,220
78 Jack Henry & Associates, Inc. 11,617
1,119 Jackson Financial, Inc. 112,806
53,505 Janus Henderson Group plc 2,330,678
976 Jefferies Financial Group, Inc. 51,562
67,962 JPMorgan Chase & Company 21,144,337
9,992 Kearny Financial Corporation/MD 63,849
222,035 KeyCorp 3,905,596
2,695 Ladder Capital Corporation 28,486
4,773 Lazard, Inc. 232,922
2,946 LendingClub Corporation
b
51,231
6,347 Lincoln National Corporation 266,574
209 Loews Corporation 20,808
6,739 M&T Bank Corporation 1,239,100
654 MarketAxess Holdings, Inc. 104,679
7,904 Marsh & McLennan Companies,
Inc. 1,408,098
2,509 Mastercard, Inc. 1,384,943
2,362 Mercantile Bank Corporation 103,574
51,173 MetLife, Inc. 4,084,629
54,727 MGIC Investment Corporation 1,500,614
3,402 Midland States Bancorp, Inc. 49,805
Shares Common Stock  29.0% Value
Financials  4.0% - continued
14,654 MidWestOne Financial Group, Inc. $ 542,051
5,434 Moody's Corporation 2,609,950
918 Morningstar, Inc. 194,891
300 MSCI, Inc. 176,565
34,996 Nasdaq, Inc. 2,991,808
2,342 National Bank Holdings
Corporation 83,516
12,570 NMI Holdings, Inc.
b
457,925
966 Northeast Bank 83,346
2,725 Northeast Community Bancorp,
Inc. 53,519
2,799 Northern Trust Corporation 360,147
6,132 Northfield Bancorp, Inc. 62,669
31,886 Northwest Bancshares, Inc. 373,385
9,227 OFG Bancorp 356,716
64,977 Old National Bancorp 1,327,480
26,206 Old Republic International
Corporation 1,034,089
23,369 Old Second Bancorp, Inc. 419,474
6,623 OneMain Holdings, Inc. 392,015
2,263 Orange County Bancorp, Inc. 55,330
1,761 Origin Bancorp, Inc. 61,036
3,987 Orrstown Financial Services, Inc. 132,687
651 Palomar Holdings, Inc.
b
74,220
46 Park National Corporation 7,001
1,062 Paymentus Holdings, Inc.
b
30,373
1,827 PCB Bancorp 38,495
2,383 Peoples Bancorp, Inc./OH 68,154
1,261 Peoples Financial Services
Corporation 56,165
6,375 Pinnacle Financial Partners, Inc. 543,214
623 PNC Financial Services Group,
Inc. 113,729
7,070 Popular, Inc. 788,093
937 Principal Financial Group, Inc. 78,745
8,069 Progressive Corporation 1,662,214
1,132 Prosperity Bancshares, Inc. 74,508
29,469 Provident Financial Services, Inc. 538,988
979 Prudential Financial, Inc. 101,816
7,370 Radian Group, Inc. 250,138
1,881 Regions Financial Corporation 45,520
1,268 Reinsurance Group of America,
Inc. 231,359
568 RenaissanceRe Holdings, Ltd. 144,323
413 Renasant Corporation 13,889
16,624 Rithm Capital Corporation 182,365
18,741 RLI Corporation 1,104,969
30,757 Robinhood Markets, Inc.
b
4,514,512
965 S&T Bancorp, Inc. 35,358
31,191 SEI Investments Company 2,514,306
5,343 Selective Insurance Group, Inc. 402,542
376 ServisFirst Bancshares, Inc. 26,422
6,113 Shore Bancshares, Inc. 95,424
2,219 Sierra Bancorp 63,863
5,992 Simmons First National
Corporation 104,141
548 South Plains Financial, Inc. 20,002
1,834 Southern Missouri Bancorp, Inc. 96,175
4,905 SouthState Bank Corporation 434,828
1,471 Starwood Property Trust, Inc. 26,743
3,795 StepStone Group, Inc. 231,040
7,486 Stifel Financial Corporation 886,567
221 StoneX Group, Inc.
b
20,314
1,011 Synchrony Financial 75,198
3,372 Synovus Financial Corporation 150,526

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Financials  4.0% - continued
3,443 Texas Capital Bancshares, Inc.
b
$ 288,661
1,082 Third Coast Bancshares, Inc.
b
39,763
13,726 Toast, Inc.
b
496,058
1,330 Tompkins Financial Corporation 84,402
3,227 Towne Bank/Portsmouth, VA 104,910
8,406 TPG RE Finance Trust, Inc. 72,712
844 TPG, Inc. 46,454
6,655 Tradeweb Markets, Inc. 701,370
30,084 Triumph Financial, Inc.
b
1,638,375
2,884 Trustmark Corporation 107,342
23,698 U.S. Bancorp 1,106,223
1,089 UMB Financial Corporation 116,392
1,614 United Bankshares, Inc. 57,765
4,474 United Community Banks, Inc. 130,641
1,187 Unity Bancorp, Inc. 53,902
2,580 Univest Financial Corporation 75,749
12,271 Unum Group 900,937
5,101 Valley National Bancorp 55,448
2,330 Virtu Financial, Inc. 81,177
39,692 Visa, Inc. 13,524,652
8,806 Voya Financial, Inc. 655,695
689 WaFd, Inc. 20,002
2,490 Washington Trust Bancorp, Inc. 67,828
2,851 Webster Financial Corporation 162,621
188,321 Wells Fargo & Company 16,378,277
16,710 WesBanco, Inc. 502,971
1,466 Western Alliance Bancorp 113,395
17,793 Western Union Company 166,009
7 White Mountains Insurance Group,
Ltd. 13,332
151 Willis Towers Watson plc 47,278
9,175 Wintrust Financial Corporation 1,192,933
6,218 WisdomTree, Inc. 74,367
252 WSFS Financial Corporation 13,127
20,314 Zions Bancorp NA 1,058,563
Total 212,108,289
Health Care  3.2%
6,180 4D Molecular Therapeutics, Inc.
b
71,070
28,182 AbbVie, Inc. 6,144,803
3,925 Adaptive Biotechnologies
Corporation
b
68,138
62,658 ADMA Biologics, Inc.
b
969,946
34,040 Agilent Technologies, Inc. 4,982,094
985 Agios Pharmaceuticals, Inc.
b
42,591
73 Align Technology, Inc.
b
10,065
723 Alkermes plc
b
22,196
1,891 Alnylam Pharmaceuticals, Inc.
b
862,372
14,519 Amgen, Inc. 4,332,905
865 Amicus Therapeutics, Inc.
b
7,811
13,144 Amneal Pharmaceuticals, Inc.
b
142,218
1,194 AnaptysBio, Inc.
b
43,677
6,221 ANI Pharmaceuticals, Inc.
b
563,623
1,340 Anika Therapeutics, Inc.
b
13,065
3,082 Arcus Biosciences, Inc.
b
60,777
806 Argenx SE ADR
b
659,711
636 Artivion, Inc.
b
28,855
3,728 Aurinia Pharmaceuticals, Inc.
b
49,098
138,657 Avantor, Inc.
b
1,638,926
1,717 Azenta, Inc.
b
51,853
9,959 Biogen, Inc.
b
1,536,375
1,175 Biohaven, Ltd.
b
20,210
31,073 BioMarin Pharmaceutical, Inc.
b
1,664,581
4,464 Bio-Techne Corporation 279,312
58,289 Boston Scientific Corporation
b
5,870,868
Shares Common Stock  29.0% Value
Health Care  3.2% - continued
404 Bruker Corporation $ 15,732
291 Cardinal Health, Inc. 55,514
2,889 CareDx, Inc.
b
43,335
5,045 Caribou Biosciences, Inc.
b
12,209
9,268 Cencora, Inc. 3,130,823
2,000 Charles River Laboratories
International, Inc.
b
360,140
18,921 Cigna Group 4,624,482
44,193 Concentra Group Holdings Parent,
Inc. 880,325
4,053 Cooper Companies, Inc.
b
283,345
11,010 CorVel Corporation
b
814,189
30,491 Danaher Corporation 6,567,152
5,056 Denali Therapeutics, Inc.
b
82,312
8,227 Dentsply Sirona, Inc. 103,742
10,969 Dexcom, Inc.
b
638,615
1,074 Doximity, Inc.
b
70,884
3,333 Dyne Therapeutics, Inc.
b
75,259
1,217 Edwards Lifesciences
Corporation
b
100,342
15,441 Elanco Animal Health, Inc.
b
342,018
15,247 Eli Lilly & Company 13,156,026
4,827 Enanta Pharmaceuticals, Inc.
b
52,904
19,945 Encompass Health Corporation 2,270,738
4,940 Fate Therapeutics, Inc.
b
6,669
9,749 Fortrea Holdings, Inc.
b
101,975
989 GE HealthCare Technologies, Inc. 74,126
48,310 Gilead Sciences, Inc. 5,787,055
6,727 GoodRx Holdings, Inc.
b
22,670
9,045 Halozyme Therapeutics, Inc.
b
589,644
17,094 HealthEquity, Inc.
b
1,616,751
674 Henry Schein, Inc.
b
42,597
61 Hims & Hers Health, Inc.
b
2,773
259 Hologic, Inc.
b
19,143
857 Humana, Inc. 238,409
5,960 IDEXX Laboratories, Inc.
b
3,751,880
3,901 Illumina, Inc.
b
481,930
9,039 Incyte Corporation
b
844,966
21,939 Indivior plc
b
644,348
1,290 Insmed, Inc.
b
244,584
3,448 Insulet Corporation
b
1,079,258
7,630 Intuitive Surgical, Inc.
b
4,076,556
1,413 Ionis Pharmaceuticals, Inc.
b
104,986
804 IQVIA Holding, Inc.
b
174,034
938 Jazz Pharmaceuticals, Inc.
b
129,106
91,927 Johnson & Johnson 17,362,252
8,363 Kura Oncology, Inc.
b
85,888
22,910 Labcorp Holdings, Inc. 5,818,224
7,270 LeMaitre Vascular, Inc. 629,655
3,956 Medpace Holdings, Inc.
b
2,313,904
67,609 Medtronic plc 6,132,136
95,776 Merck & Company, Inc. 8,234,820
16,493 Merit Medical Systems, Inc.
b
1,443,797
317 Mettler-Toledo International, Inc.
b
448,964
2,585 Myriad Genetics, Inc.
b
20,783
5,273 Natera, Inc.
b
1,048,958
5,379 Neurocrine Biosciences, Inc.
b
770,327
565 Option Care Health, Inc.
b
14,707
8,511 Organon & Company 57,449
9,546 Penumbra, Inc.
b
2,170,474
1,336 Perrigo Company plc 27,709
34,503 Pfizer, Inc. 850,499
940 Prestige Consumer Healthcare,
Inc.
b
56,964
17,098 Progyny, Inc.
b
319,904

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Health Care  3.2% - continued
2,944 Prothena Corporation plc
b
$ 31,648
2,487 QIAGEN NV 116,516
124 Quest Diagnostics, Inc. 21,818
4,966 REGENXBIO, Inc.
b
63,416
12,409 Relay Therapeutics, Inc.
b
88,600
8,669 Repligen Corporation
b
1,292,201
122 ResMed, Inc. 30,119
85 Revvity, Inc. 7,955
166 Rigel Pharmaceuticals, Inc.
b
5,242
5,453 Rocket Pharmaceuticals, Inc.
b
20,558
26,408 Royalty Pharma plc 991,356
96,078 Sanofi SA ADR 4,859,625
685 SIGA Technologies, Inc. 5,672
1,663 Sotera Health Company
b
27,606
22,196 STERIS plc 5,231,597
40,254 Stevanato Group SPA 1,015,206
7,575 Stryker Corporation 2,698,518
88 Supernus Pharmaceuticals, Inc.
b
4,851
2,061 Teleflex, Inc. 256,533
6,089 Tenet Healthcare Corporation
b
1,257,318
4,617 Thermo Fisher Scientific, Inc. 2,619,640
31,172 Twist Bioscience Corporation
b
1,025,247
4,519 UFP Technologies, Inc.
b
870,540
606 United Therapeutics Corporation
b
269,931
14,151 UnitedHealth Group, Inc. 4,833,416
978 Universal Health Services, Inc. 212,236
1,667 Vaxcyte, Inc.
b
75,482
306 Veeva Systems, Inc.
b
89,107
14,505 Vericel Corporation
b
508,545
7,448 Vertex Pharmaceuticals, Inc.
b
3,169,645
41,540 Viatris, Inc. 430,354
881 Viemed Healthcare, Inc.
b
5,691
1,430 Viking Therapeutics, Inc.
b
54,454
37,624 Waystar Holding Corporation
b
1,348,820
3,198 West Pharmaceutical Services,
Inc. 902,060
5,123 Xencor, Inc.
b
75,359
2,286 Xenon Pharmaceuticals, Inc.
b
95,829
54,397 Zimmer Biomet Holdings, Inc. 5,470,162
Total 171,740,973
Industrials  3.1%
3,255 A.O. Smith Corporation 214,797
5,182 Acuity, Inc. 1,891,689
7,489 Advanced Drainage Systems, Inc. 1,048,834
1,668 AECOM 224,096
3,983 AGCO Corporation 410,886
735 Alaska Air Group, Inc.
b
30,672
2,052 Allegheny Technologies, Inc.
b
203,086
2,166 Allegion plc 359,058
1,839 Allison Transmission Holdings, Inc. 151,809
75,094 Amentum Holdings, Inc.
b
1,682,857
20,225 AMETEK, Inc. 4,087,675
2,907 API Group Corporation
b
107,036
244 Applied Industrial Technologies,
Inc. 62,730
1,129 Arcosa, Inc. 115,158
2,580 Armstrong World Industries, Inc. 491,309
17,199 Atmus Filtration Technologies, Inc. 782,210
14,678 Automatic Data Processing, Inc. 3,820,683
2,402 Axon Enterprise, Inc.
b
1,758,816
366 AZZ, Inc. 36,545
11,058 Badger Infrastructure Solutions,
Ltd. 580,199
33,465 Barrett Business Services, Inc. 1,354,329
Shares Common Stock  29.0% Value
Industrials  3.1% - continued
2,989 Brady Corporation $ 226,895
123 Brink's Company 13,673
137 Broadridge Financial Solutions,
Inc. 30,195
21,526 BWX Technologies, Inc. 4,598,169
1,205 C.H. Robinson Worldwide, Inc. 185,558
6,714 Casella Waste Systems, Inc.
b
594,659
17,689 Caterpillar, Inc. 10,211,152
13,816 CECO Environmental Corporation
b
675,464
5,645 Clean Harbors, Inc.
b
1,188,329
354,975 CNH Industrial NV 3,723,688
773 Copart, Inc.
b
33,247
3,585 CRA International, Inc. 682,907
239,510 CSX Corporation 8,627,150
488 Cummins, Inc. 213,588
2,352 Curtiss-Wright Corporation 1,401,157
122,615 Delta Air Lines, Inc. 7,035,649
5,323 DNOW, Inc.
b
78,248
976 Donaldson Company, Inc. 82,228
152 Dycom Industries, Inc.
b
43,744
1,875 EMCOR Group, Inc. 1,267,087
2,302 Energy Recovery, Inc.
b
39,387
33,710 Enerpac Tool Group Corporation 1,383,458
1,641 EnerSys 207,029
7,593 EnPro, Inc. 1,761,652
15,692 ExlService Holdings, Inc.
b
613,557
1,580 Expeditors International of
Washington, Inc. 192,602
111,241 Fastenal Company 4,577,567
8,882 Federal Signal Corporation 1,048,342
5,923 Ferguson Enterprises, Inc. 1,471,865
96,136 Flowserve Corporation 6,561,282
13,890 Fluor Corporation
b
677,415
10,149 Fortive Corporation 510,901
1,684 Fortune Brands Innovations, Inc. 85,547
58,382 Gates Industrial Corporation plc
b
1,289,075
618 Generac Holdings, Inc.
b
103,836
17,869 General Dynamics Corporation 6,163,018
10,229 General Electric Company 3,160,250
411 Gorman-Rupp Company 18,483
7,723 Graco, Inc. 631,510
15,459 Great Lakes Dredge & Dock
Corporation
b
175,460
5,798 Griffon Corporation 429,110
14,103 Helios Technologies, Inc. 780,742
73,450 Hexcel Corporation 5,244,330
1,217 HNI Corporation 49,800
24,794 Honeywell International, Inc. 4,991,776
9,366 Howmet Aerospace, Inc. 1,928,928
3,872 Hudson Technologies, Inc.
b
35,138
7,048 Huron Consulting Group, Inc.
b
1,158,973
4,105 ICF International, Inc. 329,549
794 IDEX Corporation 136,139
1,134 IES Holdings, Inc.
b
444,392
1,009 Ingersoll Rand, Inc. 77,017
378 Insteel Industries, Inc. 11,809
2,965 ITT Corporation 548,733
25,689 Jacobs Solutions, Inc. 4,002,603
20,867 JB Hunt Transport Services, Inc. 3,523,602
3,965 Johnson Controls International plc 453,556
1,684 Kirby Corporation
b
174,260
788 Knight-Swift Transportation
Holdings, Inc. 35,555
7,414 Korn Ferry 479,686
18,622 L3Harris Technologies, Inc. 5,383,620

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Industrials  3.1% - continued
2,016 Legalzoom.com, Inc.
b
$ 20,099
10,636 Legence Corporation
a,b
440,011
1,529 Leidos Holdings, Inc. 291,229
13,011 Limbach Holdings, Inc.
b
1,229,279
875 Lincoln Electric Holdings, Inc. 205,144
699 LSI Industries, Inc. 16,000
15,393 Lyft, Inc.
b
314,941
25,483 Masco Corporation 1,650,279
315 MasTec, Inc.
b
64,310
65,197 Masterbrand, Inc.
b
823,438
664 Maximus, Inc. 55,192
3,768 McGrath RentCorp 404,834
1,474 Middleby Corporation
b
183,115
7,382 Moog, Inc. 1,512,203
8,992 MSC Industrial Direct Company,
Inc. 763,511
32,652 Mueller Water Products, Inc. 837,850
4,169 NEXTracker, Inc.
b
421,986
35 Nordson Corporation 8,118
17,715 nVent Electric plc 2,025,710
6,571 Old Dominion Freight Line, Inc. 922,700
1,164 Oshkosh Corporation 143,510
8,667 Otis Worldwide Corporation 803,951
8,815 Parker-Hannifin Corporation 6,812,496
144 Paylocity Holding Corporation
b
20,343
4,858 Pentair plc 516,648
796 Pitney Bowes, Inc. 7,864
246 Primoris Services Corporation 34,814
2,392 Quanta Services, Inc. 1,074,319
2,985 RBC Bearings, Inc.
b
1,279,162
335 Regal Rexnord Corporation 47,198
5,857 Republic Services, Inc. 1,219,662
7,943 REV Group, Inc. 407,238
6,285 Rockwell Automation, Inc. 2,315,143
108 Ryder System, Inc. 18,277
3,620 Sensata Technologies Holding plc 115,225
6,798 Shoals Technologies Group, Inc.
b
71,447
630 SkyWest, Inc.
b
63,302
4,702 Southwest Airlines Company 142,471
527 SPX Technologies, Inc.
b
117,990
777 SS&C Technologies Holdings, Inc. 65,983
3,687 Stanley Black & Decker, Inc. 249,684
2,148 Sterling Construction Company,
Inc.
b
811,729
1,329 Textron, Inc. 107,396
3,063 Timken Company 240,476
1,454 Toro Company 108,657
2,148 Trane Technologies plc 963,700
12,337 TransUnion 1,001,518
8,148 Trex Company, Inc.
b
393,711
44,864 Uber Technologies, Inc.
b
4,329,376
4,606 UFP Industries, Inc. 424,351
860 UL Solutions, Inc. 66,968
771 UniFirst Corporation/MA 119,004
7,945 Union Pacific Corporation 1,750,840
1,069 United Airlines Holdings, Inc.
b
100,529
29,943 United Parcel Service, Inc. 2,887,104
337 United Rentals, Inc. 293,588
3,341 Upwork, Inc.
b
53,256
4,743 Veralto Corporation 468,039
11,334 Verisk Analytics, Inc. 2,479,426
3,624 Verra Mobility Corporation
b
84,113
681 Wabtec Corporation 139,224
3,912 Waste Management, Inc. 781,500
1,823 Watsco, Inc. 670,882
Shares Common Stock  29.0% Value
Industrials  3.1% - continued
13,434 Werner Enterprises, Inc. $ 351,971
180 WESCO International, Inc. 46,715
5,209 Xylem, Inc. 785,778
3,469 Zurn Elkay Water Solutions
Corporation 163,425
Total 168,558,767
Information Technology  8.5%
945 ACM Research, Inc.
b
39,180
6,124 Adobe, Inc.
b
2,084,058
29,748 Advanced Micro Devices, Inc.
b
7,619,058
9,154 Agilysys, Inc.
b
1,148,461
1,501 Ambarella, Inc.
b
127,930
4,730 Amkor Technology, Inc. 152,684
70,524 Amphenol Corporation 9,826,814
9,329 Analog Devices, Inc. 2,184,199
221,004 Apple, Inc. 59,752,851
10,547 Applied Materials, Inc. 2,458,506
5,278 AppLovin Corporation
b
3,363,828
36,817 Arista Networks, Inc.
b
5,805,673
428 Arrow Electronics, Inc.
b
47,743
192 Astera Labs, Inc.
b
35,843
19,973 Autodesk, Inc.
b
6,018,664
6,597 Bel Fuse, Inc. 1,015,872
388 BILL Holdings, Inc.
b
19,268
12,494 BlackLine, Inc.
b
715,281
70,131 Broadcom, Inc. 25,922,522
5,134 Cadence Design Systems, Inc.
b
1,738,834
236 Calix, Inc.
b
16,147
1,068 Ciena Corporation
b
202,835
1,922 Cirrus Logic, Inc.
b
254,953
191,761 Cisco Systems, Inc. 14,019,647
23,364 Cognex Corporation 967,036
519 Cognizant Technology Solutions
Corporation 37,825
8,601 Coherent Corporation
b
1,134,988
6,744 CommScope Holding Company,
Inc.
b
116,671
1,954 CommVault Systems, Inc.
b
272,036
39,530 CompoSecure, Inc.
b
785,066
1,924 Corning, Inc. 171,390
10,976 Crane NXT Company 694,232
121 Credo Technology Group Holding,
Ltd.
b
22,702
141 CTS Corporation 5,853
2,495 CyberArk Software, Ltd.
b
1,299,346
1,562 Datadog, Inc.
b
254,309
9,453 Descartes Systems Group, Inc.
b
833,849
22,527 DigitalOcean Holdings, Inc.
b
915,948
2,847 DocuSign, Inc.
b
208,230
1,610 Dolby Laboratories, Inc. 106,775
66,112 Dropbox, Inc.
b
1,917,248
23,996 Dynatrace Holdings, LLC
b
1,213,478
2,687 Enphase Energy, Inc.
b
81,980
383 EPAM Systems, Inc.
b
62,636
804 F5, Inc.
b
203,452
4,072 Fabrinet
b
1,794,001
263 First Solar, Inc.
b
70,205
11,116 Flex, Ltd.
b
694,972
17,097 Fortinet, Inc.
b
1,477,694
1,900 Gen Digital, Inc. 50,084
23,051 Gitlab, Inc.
b
1,123,736
9,713 Guidewire Software, Inc.
b
2,269,345
6,689 Hewlett Packard Enterprise
Company 163,345

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Information Technology  8.5% - continued
1,798 HubSpot, Inc.
b
$ 884,472
26,932 I3 Verticals, Inc.
b
828,159
4,375 Impinj, Inc.
b
884,450
21,962 International Business Machines
Corporation 6,751,338
51 Itron, Inc.
b
5,117
1,394 Jabil, Inc. 307,921
58,256 JFrog, Ltd.
b
2,765,995
6,185 Keysight Technologies, Inc.
b
1,131,608
1,495 KLA Corporation 1,807,066
13,302 Knowles Corporation
b
314,060
26,948 Lam Research Corporation 4,243,232
15,584 Lattice Semiconductor
Corporation
b
1,137,009
2,178 Littelfuse, Inc. 529,929
133 Lumentum Holdings, Inc.
b
26,807
154 MACOM Technology Solutions
Holdings, Inc.
b
22,812
109 Manhattan Associates, Inc.
b
19,846
11,170 Marvell Technology, Inc. 1,047,076
1,225 Microchip Technology, Inc. 76,464
49,377 Micron Technology, Inc. 11,049,091
138,926 Microsoft Corporation 71,937,272
655 Mirion Technologies, Inc.
b
19,237
6,951 MKS, Inc. 998,928
4,129 Monday.com, Ltd.
b
847,436
2,047 Monolithic Power Systems, Inc. 2,057,235
9,346 Motorola Solutions, Inc. 3,801,112
7,092 Napco Security Technologies, Inc. 313,112
1,201 NetApp, Inc. 141,454
35,432 Nokia Oyj ADR 244,835
416,834 NVIDIA Corporation 84,404,717
3,300 NXP Semiconductors NV 690,096
973 ON Semiconductor Corporation
b
48,728
14,161 Onto Innovation, Inc.
b
1,911,169
20,866 Oracle Corporation 5,479,620
51,005 Palantir Technologies, Inc.
b
10,224,972
27,755 Pegasystems, Inc. 1,766,606
2,433 Plexus Corporation
b
340,377
7,490 PTC, Inc.
b
1,487,065
373 Q2 Holdings, Inc.
b
23,036
4,888 Qorvo, Inc.
b
463,969
55,494 Qualcomm, Inc. 10,038,865
13,137 Ralliant Corporation 576,977
2,643 Rigetti Computing, Inc.
b
117,006
3,026 Salesforce, Inc. 788,001
124,082 Samsung Electronics Company,
Ltd. 9,340,424
9,360 SAP SE ADR 2,433,694
10,137 ServiceNow, Inc.
b
9,318,741
8,091 Silicon Laboratories, Inc.
b
1,060,568
2,490 SkyWater Technology, Inc.
b
43,538
4,667 Skyworks Solutions, Inc. 362,719
3,219 Snowflake, Inc.
b
884,839
627 Synopsys, Inc.
b
284,545
37,563 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 11,285,052
45,125 TD SYNNEX Corporation 7,061,611
2,114 TE Connectivity plc 522,179
408 Teledyne Technologies, Inc.
b
214,943
1,614 Tenable Holdings, Inc.
b
46,838
9,857 Teradyne, Inc. 1,791,608
3,248 Texas Instruments, Inc. 524,422
22,027 Trimble, Inc.
b
1,756,653
Shares Common Stock  29.0% Value
Information Technology  8.5% - continued
20,128 TTM Technologies, Inc.
b
$ 1,352,602
97 Twilio, Inc.
b
13,083
2,248 Tyler Technologies, Inc.
b
1,070,632
3,489 Unity Software, Inc.
b
132,233
1,235 Varonis Systems, Inc.
b
43,509
6,290 VeriSign, Inc. 1,508,342
38,849 Vontier Corporation 1,495,687
57,253 Weave Communications, Inc.
b
424,245
24,938 Western Digital Corporation 3,745,937
799 Zebra Technologies Corporation
b
215,131
22,693 Zoom Communications, Inc.
b
1,979,510
201 Zscaler, Inc.
b
66,559
Total 455,053,404
Materials  1.0%
1,560 Albemarle Corporation 153,239
4,241 Alcoa Corporation 156,026
45,421 Amcor plc 358,826
1,203 AptarGroup, Inc. 139,560
6,478 Ashland, Inc. 316,774
655 Avery Dennison Corporation 114,553
4,397 Avient Corporation 141,012
100,505 Axalta Coating Systems, Ltd.
b
2,861,377
3,877 Balchem Corporation 594,693
2,927 Ball Corporation 137,569
6,088 Celanese Corporation 234,023
99,174 CF Industries Holdings, Inc. 8,260,202
24,205 Coeur Mining, Inc.
b
415,600
2,029 Commercial Metals Company 120,441
28,229 Constellium SE
b
444,042
2,964 Corteva, Inc. 182,108
12,136 CRH plc 1,445,398
60,707 Crown Holdings, Inc. 5,899,506
12,633 DuPont de Nemours, Inc. 1,031,484
24,096 Eastman Chemical Company 1,434,194
16,135 Ecolab, Inc. 4,137,014
26,205 Element Solutions, Inc. 700,198
1,118 FMC Corporation 16,960
104,987 Freeport-McMoRan, Inc. 4,377,958
8,442 Greif, Inc. 480,265
86,726 Hecla Mining Company 1,116,164
7,523 Huntsman Corporation 62,290
1,540 Ingevity Corporation
b
82,729
436 International Flavors & Fragrances,
Inc. 27,455
61,318 Ivanhoe Mines, Ltd.
b
613,377
1,046 Kaiser Aluminum Corporation 94,694
1,498 Koppers Holdings, Inc. 42,274
10,740 Linde plc 4,492,542
1,543 Martin Marietta Materials, Inc. 946,013
1,413 Minerals Technologies, Inc. 80,188
10,719 Mosaic Company 294,237
739 MP Materials Corporation
b
46,624
56 NewMarket Corporation 43,002
12,044 Newmont Corporation 975,203
47,571 Nucor Corporation 7,138,029
2,811 O-I Glass, Inc.
b
31,736
12,699 Olin Corporation 262,869
5,609 Packaging Corporation of America 1,098,018
1,378 PPG Industries, Inc. 134,700
98 Reliance, Inc. 27,678
1,139 Royal Gold, Inc. 199,086
4,258 RPM International, Inc. 465,314
1,613 Scotts Miracle-Gro Company 86,328
3,012 Sealed Air Corporation 100,932

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Materials  1.0% - continued
398 Sensient Technologies Corporation $ 37,527
6,199 Solstice Advanced Materials, Inc.
b
279,366
2,551 Sonoco Products Company 103,494
3,456 Steel Dynamics, Inc. 541,901
838 Stepan Company 36,327
13,891 Tronox Holdings plc 48,619
812 Vulcan Materials Company 235,074
11,670 West Fraser Timber Company, Ltd. 711,870
Total 54,608,682
Real Estate  0.8%
2,547 Agree Realty Corporation 185,957
1,063 Alexandria Real Estate Equities,
Inc. 61,888
868 Alpine Income Property Trust, Inc. 12,742
8,066 AvalonBay Communities, Inc. 1,402,839
13,314 Brixmor Property Group, Inc. 348,294
24,072 Broadstone Net Lease, Inc. 431,370
2,125 CareTrust REIT, Inc. 73,631
916 CBL & Associates Properties, Inc. 27,086
37,468 CBRE Group, Inc.
b
5,711,247
6,889 Chatham Lodging Trust 44,090
6,044 Colliers International Group, Inc. 964,199
2,811 Compass, Inc.
b
21,673
9,722 CoStar Group, Inc.
b
668,971
8,313 Cousins Properties, Inc. 215,556
64,456 Crown Castle, Inc. 5,815,220
4,822 Curbline Properties Corporation 111,195
26,410 Cushman and Wakefield plc
b
414,637
540 Digital Realty Trust, Inc. 92,021
15,589 Easterly Government Properties,
Inc. 337,034
15,986 EPR Properties 783,634
5,373 Equity Lifestyle Properties, Inc. 328,022
112,840 Essential Properties Realty Trust,
Inc. 3,371,659
512 Essex Property Trust, Inc. 128,906
1,160 Extra Space Storage, Inc. 154,906
830 Federal Realty Investment Trust 79,838
8,446 First Industrial Realty Trust, Inc. 466,895
2,235 Getty Realty Corporation 61,306
887 Global Net Lease, Inc. 6,759
232,656 Healthcare Realty Trust, Inc. 4,122,664
136,645 Host Hotels & Resorts, Inc. 2,189,053
565 Howard Hughes Holdings, Inc.
b
44,793
11,318 Independence Realty Trust, Inc. 180,296
35,119 Industrial Logistics Properties Trust 185,428
14,935 Innovative Industrial Properties,
Inc. 748,990
8,660 InvenTrust Properties Corporation 237,284
1,025 Iron Mountain, Inc. 105,524
2,316 Jones Lang LaSalle, Inc.
b
706,589
2,079 Kimco Realty Corporation 42,952
152 Lamar Advertising Company 18,026
5,013 Macerich Company 85,973
60,496 Millrose Properties, Inc. 1,948,576
80 National Health Investors, Inc. 5,961
5,266 NetSTREIT Corporation 98,053
664 NNN REIT, Inc. 26,865
41,012 Outfront Media, Inc. 725,502
10,879 Park Hotels & Resorts, Inc. 111,945
3,776 Peakstone Realty Trust 51,014
34,040 Pebblebrook Hotel Trust 356,058
2,281 Postal Realty Trust, Inc. 33,782
709 RE/MAX Holdings, Inc.
b
5,622
Shares Common Stock  29.0% Value
Real Estate  0.8% - continued
834 Regency Centers Corporation $ 57,504
1,993 Rexford Industrial Realty, Inc. 82,351
12,239 RLJ Lodging Trust 83,225
1,348 RMR Group, Inc. 20,854
508 Ryman Hospitality Properties 44,150
87,472 Sabra Health Care REIT, Inc. 1,558,751
7,620 Safehold, Inc. 109,957
847 SBA Communications Corporation 162,184
24,499 Sila Realty Trust, Inc. 580,626
2,768 Simon Property Group, Inc. 486,504
9,333 STAG Industrial, Inc. 357,174
10,124 Summit Hotel Properties, Inc. 52,037
74,719 Tanger, Inc. 2,432,851
18,431 Terreno Realty Corporation 1,052,963
1,836 VICI Properties, Inc. 55,062
16,512 Xenia Hotels & Resorts, Inc. 203,098
1,988 Zillow Group, Inc., Class A
b
142,202
1,998 Zillow Group, Inc., Class C
b
149,810
Total 41,983,828
Utilities  1.0%
125,086 AES Corporation 1,734,943
11,077 Alliant Energy Corporation 740,165
2,983 American States Water Company 212,718
1,199 American Water Works Company,
Inc. 153,988
625 Artesian Resources Corporation 20,144
759 Avista Corporation 28,880
6,168 Black Hills Corporation 391,236
960 Brookfield Infrastructure
Corporation 43,498
385 California Water Service Group 17,086
5,507 CenterPoint Energy, Inc. 210,588
7,504 Clearway Energy, Inc., Class A 225,045
8,267 Clearway Energy, Inc., Class C 263,965
160 Consolidated Edison, Inc. 15,586
16,575 Constellation Energy Corporation 6,248,775
4,324 DTE Energy Company 586,075
55,604 Duke Energy Corporation 6,911,577
66,150 Edison International 3,663,387
93,888 Entergy Corporation 9,021,698
3,716 Essential Utilities, Inc. 145,035
51,206 Evergy, Inc. 3,933,133
2,685 Eversource Energy 198,180
4,199 Exelon Corporation 193,658
1,940 FirstEnergy Corporation 88,910
3,787 MDU Resources Group, Inc. 72,635
1,118 Middlesex Water Company 64,251
6,317 New Jersey Resources
Corporation 279,843
15,058 NiSource, Inc. 634,092
4,425 Northwestern Energy Group, Inc. 264,040
1,209 Otter Tail Corporation 93,359
114,027 PG&E Corporation 1,819,871
746 Pinnacle West Capital Corporation 66,036
75,499 Portland General Electric
Company 3,448,794
5,956 Spire, Inc. 514,598
138,880 UGI Corporation 4,642,758
2,266 Unitil Corporation 110,467
29,343 Vistra Energy Corporation 5,525,287

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  29.0% Value
Utilities  1.0% - continued
15,074 XPLR Infrastructure, LP $ 148,630
Total 52,732,931
Total Common Stock
(cost $1,217,905,878) 1,552,614,971
Principal
Amount Long-Term Fixed Income 8.3% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 12,635
4.797%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
12,631
ALLO Issuer, LLC
625,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
631,194
Balboa Bay Loan Funding, Ltd.
750,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
748,862
425,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
425,306
Barings CLO, Ltd.
550,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
550,272
Battalion CLO XIV, Ltd.
350,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
349,995
CarVal CLO I, Ltd.
400,000
5.744%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
400,444
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
310,313
Commonbond Student Loan Trust
11,137
4.606%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
11,015
Foundation Finance Trust
114,029
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
108,290
GSAA Home Equity Trust
959,251
4.263%,  8/25/2034, Ser.
2004-10, Class M2
d
892,087
Hertz Vehicle Financing III, LLC
325,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
328,020
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
482,299
HTAP Issuer Trust
359,619
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
358,555
Laurel Road Prime Student Loan
Trust
85,964
5.970%,  11/25/2043, Ser.
2018-D, Class A
c,d
82,025
Principal
Amount Long-Term Fixed Income  8.3% Value
Asset-Backed Securities  0.2% - continued
LCM 41, Ltd.
$ 250,000
5.905%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
$ 250,253
MFA Trust
303,067
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
303,418
National Collegiate Trust
72,943
4.890%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
71,378
Palmer Square Loan Funding, Ltd.
300,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
296,970
Point Securitization Trust
625,000
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
621,446
PRET, LLC
697,379
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
699,945
295,698
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
297,472
PRPM, LLC
489,052
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,e
489,326
Sunnova Hestia II Issuer, LLC
318,079
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
318,629
Unlock HEA Trust
290,066
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
289,294
411,803
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
410,916
VOLT CVI, LLC
262,749
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
262,323
VOLT XCIX, LLC
165,014
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
164,855
Total 10,167,533
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
64,000 8.625%,  6/15/2029
c
67,731
Alumina, Pty. Ltd.
93,000 6.125%,  3/15/2030
c
95,338
Avient Corporation
65,000 6.250%,  11/1/2031
c
66,362
Axalta Coating Systems Dutch
Holding B BV
95,000 7.250%,  2/15/2031
c
99,604
Cascades, Inc./Cascades USA,
Inc.
78,000 6.750%,  7/15/2030
c
79,789
Celanese US Holdings, LLC
76,000 6.850%,  11/15/2028 78,722
32,000 6.500%,  4/15/2030
a
31,733
46,000 6.629%,  7/15/2032 46,220
70,000 6.750%,  4/15/2033
a
68,930

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Basic Materials  0.1% - continued
Cerdia Finanz GmbH
$ 74,000 9.375%,  10/3/2031
c
$ 77,094
Chemours Company
104,000 5.750%,  11/15/2028
c
99,656
Cleveland-Cliffs, Inc.
143,000 4.625%,  3/1/2029
c
139,746
50,000 6.875%,  11/1/2029
c
51,345
78,000 4.875%,  3/1/2031
c
73,738
29,000 7.375%,  5/1/2033
c
30,003
36,000 6.250%,  10/1/2040
a
30,633
Consolidated Energy Finance SA
208,000 5.625%,  10/15/2028
a,c
141,249
CVR Partners, LP/CVR Nitrogen
Finance Corporation
83,000 6.125%,  6/15/2028
c
82,921
Eastman Chemical Company
179,000 5.000%,  8/1/2029 182,250
First Quantum Minerals, Ltd.
34,000 9.375%,  3/1/2029
c
35,976
97,000 8.625%,  6/1/2031
c
101,588
Fortescue Treasury, Pty. Ltd.
23,000 4.500%,  9/15/2027
c
22,908
18,000 5.875%,  4/15/2030
c
18,571
38,000 6.125%,  4/15/2032
c
39,652
Glencore Funding, LLC
189,000 4.000%,  3/27/2027
c
188,399
238,000 4.907%,  4/1/2028
c
241,771
Hecla Mining Company
33,000 7.250%,  2/15/2028 33,261
INEOS Finance plc
109,000 7.500%,  4/15/2029
a,c
101,495
Magnera Corporation
85,000 7.250%,  11/15/2031
c
73,394
Mercer International, Inc.
50,000 12.875%,  10/1/2028
c
41,512
42,000 5.125%,  2/1/2029 27,157
Methanex Corporation
36,000 5.250%,  12/15/2029
a
35,895
37,000 5.650%,  12/1/2044
a
32,193
Methanex US Operations, Inc.
40,000 6.250%,  3/15/2032
c
40,691
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
c
58,716
26,000 8.500%,  5/1/2030
a,c
27,106
19,000 7.000%,  4/1/2031
c
19,670
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 52,009
Novelis Corporation
38,000 4.750%,  1/30/2030
c
36,730
55,000 3.875%,  8/15/2031
c
50,398
Olin Corporation
44,000 6.625%,  4/1/2033
c
43,572
Qnity Electronics, Inc.
118,000 5.750%,  8/15/2032
c
120,081
Smurfit Kappa Treasury, ULC
142,000 5.777%,  4/3/2054 144,557
SNF Group SACA
89,000 3.375%,  3/15/2030
c
82,323
Solstice Advanced Materials, Inc.
48,000 5.625%,  9/30/2033
c
48,038
Principal
Amount Long-Term Fixed Income  8.3% Value
Basic Materials  0.1% - continued
Steel Dynamics, Inc.
$ 90,000 5.250%,  5/15/2035 $ 92,320
SunCoke Energy, Inc.
152,000 4.875%,  6/30/2029
c
141,919
Taseko Mines, Ltd.
73,000 8.250%,  5/1/2030
c
77,180
WR Grace Holdings, LLC
96,000 6.625%,  8/15/2032
c
92,723
Total 3,664,869
Capital Goods  0.1%
Advanced Drainage Systems, Inc.
75,000 6.375%,  6/15/2030
c
76,405
AECOM
93,000 6.000%,  8/1/2033
c
95,442
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
45,000 7.000%,  5/21/2030
c
46,444
Amphenol Corporation
210,000 5.300%,  11/15/2055
g
204,357
Amrize Finance US, LLC
131,000 5.400%,  4/7/2035
c
135,275
Amsted Industries, Inc.
10,000 4.625%,  5/15/2030
c
9,786
89,000 6.375%,  3/15/2033
c
92,109
ATI, Inc.
66,000 7.250%,  8/15/2030 69,305
Axon Enterprise, Inc.
52,000 6.125%,  3/15/2030
c
53,406
52,000 6.250%,  3/15/2033
c
53,747
BAE Systems plc
200,000 5.250%,  3/26/2031
c
207,884
Ball Corporation
45,000 3.125%,  9/15/2031 41,007
Boeing Company
157,000 5.040%,  5/1/2027 158,531
90,000 6.259%,  5/1/2027 92,482
107,000 6.388%,  5/1/2031 116,372
212,000 5.705%,  5/1/2040 216,171
Bombardier, Inc.
55,000 6.000%,  2/15/2028
c
55,131
64,000 7.250%,  7/1/2031
c
67,931
103,000 7.000%,  6/1/2032
a,c
108,139
22,000 6.750%,  6/15/2033
c
23,094
53,000 7.450%,  5/1/2034
c
58,878
Brundage-Bone Concrete
Pumping Holdings, Inc.
118,000 7.500%,  2/1/2032
c
119,056
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
c
84,145
21,000 6.375%,  3/1/2034
c
21,748
44,000 6.750%,  5/15/2035
c
46,198
Canpack SA/Canpack US, LLC
119,000 3.875%,  11/15/2029
c
113,032
Chart Industries, Inc.
59,000 7.500%,  1/1/2030
c
61,531
Clean Harbors, Inc.
40,000 6.375%,  2/1/2031
c
40,981

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Capital Goods  0.1% - continued
Clydesdale Acquisition Holdings,
Inc.
$ 13,000 6.625%,  4/15/2029
c
$ 13,052
70,000 6.875%,  1/15/2030
c
70,699
28,000 8.750%,  4/15/2030
c
28,057
42,000 6.750%,  4/15/2032
c
42,143
Crown Cork & Seal Company, Inc.
54,000 7.375%,  12/15/2026 55,522
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
114,000 6.625%,  12/15/2030
c
117,196
EquipmentShare.com, Inc.
27,000 9.000%,  5/15/2028
c
27,204
54,000 8.625%,  5/15/2032
c
54,496
ESAB Corporation
68,000 6.250%,  4/15/2029
c
69,589
General Dynamics Corporation
49,000 4.950%,  8/15/2035 50,042
GFL Environmental, Inc.
124,000 4.000%,  8/1/2028
c
121,303
Herc Holdings, Inc.
24,000 5.500%,  7/15/2027
c
23,994
59,000 6.625%,  6/15/2029
c
60,927
56,000 7.000%,  6/15/2030
c
58,614
40,000 7.250%,  6/15/2033
a,c
42,172
Ingersoll Rand, Inc.
35,000 5.700%,  8/14/2033 37,236
Lockheed Martin Corporation
46,000 6.150%,  9/1/2036 51,505
Martin Marietta Materials, Inc.
78,000 5.150%,  12/1/2034 79,784
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
53,129
Nesco Holdings II, Inc.
58,000 5.500%,  4/15/2029
c
56,703
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
106,531
Nordson Corporation
132,000 5.600%,  9/15/2028 136,759
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 260,718
OI European Group BV
126,000 4.750%,  2/15/2030
c
118,772
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
53,012
30,000 7.375%,  6/1/2032
c
29,351
Quikrete Holdings, Inc.
196,000 6.375%,  3/1/2032
c
203,294
QXO Building Products, Inc.
66,000 6.750%,  4/30/2032
c
68,327
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026 165,486
Resideo Funding, Inc.
76,000 6.500%,  7/15/2032
c
77,793
Reworld Holding Corporation
95,000 4.875%,  12/1/2029
c
89,266
Roller Bearing Company of
America, Inc.
45,000 4.375%,  10/15/2029
c
44,098
Principal
Amount Long-Term Fixed Income  8.3% Value
Capital Goods  0.1% - continued
RTX Corporation
$ 44,000 6.400%,  3/15/2054 $ 49,455
225,000 4.450%,  11/16/2038 212,349
201,000 4.500%,  6/1/2042 182,703
Sealed Air Corporation/Sealed Air
Corporation (US)
58,000 6.125%,  2/1/2028
c
58,754
Siemens Funding BV
142,000 5.800%,  5/28/2055
c
151,514
Smyrna Ready Mix Concrete, LLC
142,000 8.875%,  11/15/2031
c
149,526
Sonoco Products Company
154,000 4.600%,  9/1/2029 154,994
Spirit AeroSystems, Inc.
277,000 4.600%,  6/15/2028 279,033
23,000 9.750%,  11/15/2030
c
25,269
SRM Escrow Issuer, LLC
22,000 6.000%,  11/1/2028
c
21,929
Standard Building Solutions, Inc.
43,000 6.500%,  8/15/2032
c
44,204
104,000 6.250%,  8/1/2033
c
106,054
Standard Industries, Inc./NY
36,000 4.750%,  1/15/2028
c
35,883
36,000 3.375%,  1/15/2031
c
32,785
TopBuild Corporation
26,000 4.125%,  2/15/2032
c
24,488
24,000 5.625%,  1/31/2034
c
24,097
Trane Technologies Financing, Ltd.
118,000 5.100%,  6/13/2034 121,280
TransDigm, Inc.
90,000 6.750%,  8/15/2028
c
91,775
205,000 7.125%,  12/1/2031
c
213,870
101,000 6.625%,  3/1/2032
c
104,442
96,000 6.000%,  1/15/2033
c
97,525
12,000 6.250%,  1/31/2034
c
12,402
24,000 6.750%,  1/31/2034
c
24,871
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 109,917
110,000 4.000%,  7/15/2030 105,640
Waste Pro USA, Inc.
62,000 7.000%,  2/1/2033
c
64,444
WESCO Distribution, Inc.
36,000 6.375%,  3/15/2029
c
37,194
25,000 6.625%,  3/15/2032
c
26,130
68,000 6.375%,  3/15/2033
c
71,035
Total 7,568,923
Collateralized Mortgage Obligations  0.4%
A&D Mortgage Trust
286,864
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
290,460
Banc of America Alternative Loan
Trust
9,916
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,980
BINOM Securitization Trust
188,328
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
174,266
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,e
498,260

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Collateralized Mortgage Obligations  0.4% -
continued
Chase Home Lending Mortgage
Trust
$ 475,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
$ 485,755
CHNGE Mortgage Trust
174,604
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
175,549
Citicorp Mortgage Securities, Inc.
221,485
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 204,569
Citigroup Mortgage Loan Trust,
Inc.
1,697
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,726
COLT Mortgage Loan Trust
375,382
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
340,864
Countrywide Alternative Loan Trust
49,300
3.961%,  10/25/2035, Ser.
2005-43, Class 4A1
d
42,240
267,927
7.000%,  10/25/2037, Ser.
2007-24, Class A10 89,175
Cross Mortgage Trust
409,778
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
412,194
CSMC Trust
185,711
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
185,041
240,306
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
213,099
Federal Home Loan Mortgage
Corporation - REMIC
589,877
4.000%,  1/25/2051, Ser.
5249, Class LA 583,382
450,000
5.000%,  1/25/2055, Ser.
5490, Class LB 441,931
825,000
5.250%,  2/25/2055, Ser.
5508, Class AY 832,253
450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 447,390
900,000
5.000%,  8/25/2055, Ser.
5569, Class BY 879,424
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 905,748
721,714
8.183%,  (SOFR30A +
4.000%), 11/25/2025, Ser.
5567, Class MB
d
735,981
57,871
3.000%,  2/15/2033, Ser.
4170, Class IG
h
3,576
205,511
3.000%,  3/15/2033, Ser.
4180, Class PI
h
15,991
517,623
4.500%,  10/15/2033, Ser.
2695, Class BH 521,151
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 504,692
Federal Home Loan Mortgage
Corporation - SLST
500,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
433,772
Federal National Mortgage
Association - REMIC
600,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 594,935
Principal
Amount Long-Term Fixed Income  8.3% Value
Collateralized Mortgage Obligations  0.4% -
continued
$ 525,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL $ 512,862
538,994
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 439,232
115,211
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
2,027
Flagstar Mortgage Trust
733,576
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
613,826
240,714
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
218,488
GCAT Trust
307,699
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
281,774
596,847
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
605,404
GS Mortgage-Backed Securities
Trust
542,032
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
473,601
825,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
826,657
HOMES Trust
475,000
6.978%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
474,670
J.P. Morgan Mortgage Trust
485,839
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
407,756
346,438
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
296,896
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
351,426
Mello Mortgage Capital
Acceptance
498,629
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
417,232
Merrill Lynch Alternative Note
Asset Trust
77,493
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 24,920
Morgan Stanley Residential
Mortgage Loan Trust
650,000
7.379%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
657,201
New Residential Mortgage Loan
Trust
972,517
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
814,673
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
331,565
Palisades Mortgage Loan Trust
120,275
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
119,952
PMT Loan Trust
700,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
721,455
775,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
778,135

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Collateralized Mortgage Obligations  0.4% -
continued
PRET Trust
$ 351,568
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
$ 342,831
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
310,625
RCO IX Mortgage, LLC
454,176
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
455,681
Residential Accredit Loans, Inc.
Trust
89,898
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 80,513
Residential Funding Mortgage
Security I Trust
16,622
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,580
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
529,869
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
452,560
Santander Mortgage Asset
Receivable Trust
493,873
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
493,296
Sequoia Mortgage Trust
416,972
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
418,253
69,954
3.571%,  9/20/2046, Ser.
2007-1, Class 4A1
d
45,860
Toorak Mortgage Trust
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
351,929
TRK Trust
287,899
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
260,935
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
350,238
Verus Securitization Trust
167,069
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
150,078
Vontive Mortgage Trust
650,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
659,811
Total 24,308,215
Commercial Mortgage-Backed Securities  0.1%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
469,546
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
341,867
BANK 2022-BNK39
2,720,252
0.414%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
60,281
BANK 2025-BNK49
2,993,823
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
140,785
Principal
Amount Long-Term Fixed Income  8.3% Value
Commercial Mortgage-Backed Securities  0.1%
- continued
$ 500,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
$ 528,781
BBCMS Mortgage Trust
3,970,749
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
250,527
425,000
5.015%,  9/15/2058, Ser.
2025-5C37, Class A3 434,905
3,453,975
1.804%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
216,214
Benchmark Mortgage Trust
400,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
418,290
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
250,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
252,187
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
608,111
Home Partners of America Trust
623,672
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
607,296
465,459
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
420,852
HTAP Issuer Trust
684,232
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
683,274
Morgan Stanley Capital I Trust
3,286,552
1.780%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
216,919
Total 5,649,835
Communications Services  0.2%
AMC Networks, Inc.
90,000 10.250%,  1/15/2029
c
94,486
American Tower Corporation
133,000 5.800%,  11/15/2028 138,662
171,000 2.900%,  1/15/2030 161,432
144,000 5.000%,  1/31/2030 147,503
222,000 4.900%,  3/15/2030 226,631
88,000 5.650%,  3/15/2033 92,693
AT&T, Inc.
165,000 5.700%,  3/1/2057 162,746
198,000 3.650%,  6/1/2051 142,289
129,000 6.050%,  8/15/2056 132,606
283,000 3.500%,  9/15/2053 193,652
180,000 4.900%,  8/15/2037 175,665
Cable One, Inc.
28,000 4.000%,  11/15/2030
a,c
22,120
CCO Holdings, LLC/CCO Holdings
Capital Corporation
82,000 5.125%,  5/1/2027
c
81,527
16,000 5.000%,  2/1/2028
c
15,839
131,000 5.375%,  6/1/2029
c
129,287
208,000 4.750%,  3/1/2030
c
197,780
147,000 4.500%,  8/15/2030
c
137,800
52,000 4.250%,  2/1/2031
c
47,066
138,000 4.750%,  2/1/2032
a,c
124,934
38,000 4.500%,  6/1/2033
c
32,946

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Communications Services  0.2% - continued
$ 133,000 4.250%,  1/15/2034
a,c
$ 111,683
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
190,000 5.850%,  12/1/2035 189,486
400,000 3.500%,  6/1/2041 288,534
Clear Channel Outdoor Holdings,
Inc.
81,000 7.875%,  4/1/2030
c
84,918
Comcast Corporation
198,000 5.350%,  5/15/2053 183,760
243,000 4.750%,  3/1/2044 214,334
Crown Castle, Inc.
168,000 4.900%,  9/1/2029 170,410
Deluxe Corporation
90,000 8.125%,  9/15/2029
c
94,286
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 388,302
DIRECTV Financing, LLC
22,000 8.875%,  2/1/2030
c
21,871
72,000 8.875%,  2/1/2030
c
71,574
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
129,000 5.875%,  8/15/2027
c
129,006
70,000 10.000%,  2/15/2031
c
69,712
FiberCop SPA
132,000 6.000%,  9/30/2034
c
124,319
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
c
109,915
Getty Images, Inc.
140,000 10.500%,  11/15/2030
a,c
141,145
Gray Media, Inc.
91,000 10.500%,  7/15/2029
c
98,064
59,000 7.250%,  8/15/2033
c
57,765
Iliad Holding SAS
96,000 8.500%,  4/15/2031
c
103,034
62,000 7.000%,  4/15/2032
c
63,449
Level 3 Financing, Inc.
20,000 3.625%,  1/15/2029
c
17,975
45,000 4.875%,  6/15/2029
a,c
43,031
45,000 4.000%,  4/15/2031
c
40,163
102,000 6.875%,  6/30/2033
c
104,477
105,000 7.000%,  3/31/2034
c
107,877
Lumen Technologies, Inc.
20,913 4.125%,  4/15/2030
a,c
20,638
McGraw-Hill Education, Inc.
109,000 5.750%,  8/1/2028
c
108,781
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 98,187
233,000 5.400%,  8/15/2054 224,366
278,000 4.600%,  11/15/2032 279,397
167,000 5.500%,  11/15/2045 165,556
Netflix, Inc.
169,000 5.375%,  11/15/2029
c
176,458
30,000 4.875%,  6/15/2030
c
30,736
Nexstar Media, Inc.
59,000 4.750%,  11/1/2028
a,c
58,073
Omnicom Group, Inc.
80,000 4.200%,  6/1/2030 79,402
Principal
Amount Long-Term Fixed Income  8.3% Value
Communications Services  0.2% - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 70,000 4.625%,  3/15/2030
a,c
$ 67,620
Paramount Global
31,000 6.375%,  3/30/2062
d
30,536
Rogers Communications, Inc.
31,000 7.000%,  4/15/2055
d
32,412
98,000 7.125%,  4/15/2055
d
104,891
172,000 5.000%,  2/15/2029 175,142
Scripps Escrow II, Inc.
65,000 3.875%,  1/15/2029
a,c
58,771
Sinclair Television Group, Inc.
45,000 8.125%,  2/15/2033
c
45,859
Sirius XM Radio, LLC
55,000 4.000%,  7/15/2028
c
53,456
95,000 4.125%,  7/1/2030
c
89,416
97,000 3.875%,  9/1/2031
a,c
88,007
Snap, Inc.
47,000 6.875%,  3/15/2034
c
47,841
SoftBank Corporation
200,000 5.332%,  7/9/2035
c
202,032
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 406,327
Take-Two Interactive Software, Inc.
123,000 5.600%,  6/12/2034 128,428
Telecom Italia Capital SA
41,000 6.000%,  9/30/2034
a
41,990
TELUS Corporation
109,000 6.625%,  10/15/2055
d
112,450
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 224,082
192,000 4.950%,  11/15/2035 190,664
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
110,000 4.750%,  4/15/2028
c
107,513
Univision Communications, Inc.
15,000 8.000%,  8/15/2028
c
15,442
204,000 4.500%,  5/1/2029
a,c
191,732
54,000 7.375%,  6/30/2030
c
54,182
63,000 8.500%,  7/31/2031
c
64,437
Verizon Communications, Inc.
290,000 3.400%,  3/22/2041 227,834
Viasat, Inc.
40,000 5.625%,  4/15/2027
c
39,968
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
c
36,596
Virgin Media Secured Finance plc
135,000 5.500%,  5/15/2029
c
132,520
Virgin Media Vendor Financing
Notes IV DAC
149,000 5.000%,  7/15/2028
c
146,004
VMED O2 UK Financing I plc
38,000 7.750%,  4/15/2032
c
39,394
Vodafone Group plc
45,000 4.125%,  6/4/2081
d
42,245
54,000 5.125%,  6/4/2081
d
43,559
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
121,741

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Communications Services  0.2% - continued
WarnerMedia Holdings, Inc.
$ 48,000 5.141%,  3/15/2052 $ 36,480
200,000 4.054%,  3/15/2029 194,208
83,000 4.279%,  3/15/2032 76,023
239,000 5.050%,  3/15/2042 191,852
Windstream Services, LLC
60,000 7.500%,  10/15/2033
c
59,891
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
52,000 8.250%,  10/1/2031
c
53,100
Zegona Finance plc
87,000 8.625%,  7/15/2029
c
92,432
Ziggo BV
39,000 4.875%,  1/15/2030
c
36,810
Total 10,832,235
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
26,000 3.875%,  1/15/2028
c
25,531
58,000 4.375%,  1/15/2028
c
57,257
89,000 6.125%,  6/15/2029
c
91,456
68,000 5.625%,  9/15/2029
c
69,208
Adient Global Holdings, Ltd.
26,000 8.250%,  4/15/2031
a,c
27,160
41,000 7.500%,  2/15/2033
c
42,381
ADT Security Corporation
60,000 4.125%,  8/1/2029
c
58,104
60,000 4.875%,  7/15/2032
c
58,103
Advance Auto Parts, Inc.
92,000 7.000%,  8/1/2030
c
92,826
68,000 7.375%,  8/1/2033
a,c
68,850
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
229,000 4.625%,  6/1/2028
c
224,131
Allison Transmission, Inc.
30,000 3.750%,  1/30/2031
c
27,699
American Axle & Manufacturing,
Inc.
102,000 5.000%,  10/1/2029
a
96,933
48,000 6.375%,  10/15/2032
c
48,143
48,000 7.750%,  10/15/2033
c
48,068
Asbury Automotive Group, Inc.
62,000 5.000%,  2/15/2032
c
59,702
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
75,628
Aston Martin Capital Holdings, Ltd.
67,000 10.000%,  3/31/2029
c
59,587
Bath & Body Works, Inc.
32,000 6.950%,  3/1/2033 33,133
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
57,000 9.500%,  7/1/2032
c
57,356
Beach Acquisition Bidco, LLC
72,000 10.000%,  7/15/2033
c
77,304
Belron UK Finance plc
115,000 5.750%,  10/15/2029
c
116,514
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
Block Financial, LLC
$ 239,000 5.375%,  9/15/2032 $ 242,700
Boyd Gaming Corporation
75,000 4.750%,  6/15/2031
c
72,217
Brightstar Lottery plc
142,000 5.250%,  1/15/2029
c
141,644
Brinker International, Inc.
84,000 8.250%,  7/15/2030
c
88,977
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
134,000 4.875%,  2/15/2030
c
123,798
Caesars Entertainment, Inc.
204,000 4.625%,  10/15/2029
c
191,922
43,000 6.500%,  2/15/2032
c
43,358
42,000 6.000%,  10/15/2032
a,c
40,067
Carnival Corporation
48,000 5.125%,  5/1/2029
c
48,593
103,000 6.000%,  5/1/2029
c
104,545
57,000 5.750%,  8/1/2032
c
58,555
61,000 6.125%,  2/15/2033
c
62,901
Carvana Company
73,000 11.000%,  6/1/2030
c
76,239
159,300 9.000%,  6/1/2031
c
177,259
Churchill Downs, Inc.
39,000 4.750%,  1/15/2028
c
38,649
39,000 6.750%,  5/1/2031
c
39,875
Cushman & Wakefield US
Borrower, LLC
18,000 6.750%,  5/15/2028
c
18,143
Dana, Inc.
53,000 4.500%,  2/15/2032
a
51,873
Denso Corporation
234,000 4.282%,  9/17/2030
c
234,158
Dream Finders Homes, Inc.
72,000 6.875%,  9/15/2030
c
71,664
eG Global Finance plc
18,000 12.000%,  11/30/2028
c
19,716
Expedia Group, Inc.
244,000 5.400%,  2/15/2035 250,157
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 202,848
200,000 2.900%,  2/10/2029 186,399
173,000 7.122%,  11/7/2033 185,884
Forestar Group, Inc.
84,000 6.500%,  3/15/2033
c
86,051
FORVIA SE
109,000 8.000%,  6/15/2030
a,c
115,784
92,000 6.750%,  9/15/2033
c
93,322
Gap, Inc.
26,000 3.625%,  10/1/2029
c
24,462
30,000 3.875%,  10/1/2031
c
27,322
Garrett Motion Holdings, Inc./
Garrett LX I SARL
71,000 7.750%,  5/31/2032
c
74,721
General Motors Company
162,000 5.350%,  4/15/2028 165,904
General Motors Financial
Company, Inc.
68,000 5.400%,  5/8/2027 69,089
230,000 5.800%,  1/7/2029 239,608

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
$ 224,000 4.900%,  10/6/2029 $ 227,249
228,000 5.450%,  7/15/2030
a
236,249
91,000 5.625%,  4/4/2032 94,586
Genting New York, LLC/GENNY
Capital, Inc.
79,000 7.250%,  10/1/2029
c
81,789
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
38,000 8.375%,  1/15/2029
c
36,575
44,000 11.500%,  8/15/2029
c
45,115
96,000 8.750%,  1/15/2032
c
91,095
GLP Capital, LP
298,000 5.750%,  6/1/2028 306,456
Goodyear Tire & Rubber Company
36,000 4.875%,  3/15/2027 35,733
39,000 5.000%,  7/15/2029 37,121
68,000 5.250%,  4/30/2031
a
62,744
Group 1 Automotive, Inc.
72,000 6.375%,  1/15/2030
c
73,441
Hanesbrands, Inc.
44,000 9.000%,  2/15/2031
a,c
46,391
Hilton Domestic Operating
Company, Inc.
163,000 4.875%,  1/15/2030 162,765
18,000 4.000%,  5/1/2031
c
17,106
104,000 3.625%,  2/15/2032
c
95,812
46,000 5.750%,  9/15/2033
c
46,863
Home Depot, Inc.
126,000 4.250%,  4/1/2046 108,455
205,000 3.900%,  6/15/2047 165,333
Hyundai Capital America
300,000 1.800%,  1/10/2028
c
284,965
172,000 5.300%,  6/24/2029
c
176,800
Jacobs Entertainment, Inc.
101,000 6.750%,  2/15/2029
c
97,844
K Hovnanian Enterprises, Inc.
36,000 8.000%,  4/1/2031
c
36,781
KB Home
120,000 4.800%,  11/15/2029 119,049
Kingpin Intermediate Holdings,
LLC
119,000 7.250%,  10/15/2032
c
111,546
L Brands, Inc.
114,000 6.625%,  10/1/2030
c
117,173
62,000 6.875%,  11/1/2035 64,821
Las Vegas Sands Corporation
56,000 5.900%,  6/1/2027 57,054
282,000 5.625%,  6/15/2028 288,354
Lennar Corporation
186,000 5.200%,  7/30/2030 191,314
Life Time, Inc.
56,000 6.000%,  11/15/2031
c
56,787
Light & Wonder International, Inc.
37,000 7.250%,  11/15/2029
a,c
37,959
Lindblad Expeditions, LLC
47,000 7.000%,  9/15/2030
c
47,868
Lithia Motors, Inc.
67,000 4.625%,  12/15/2027
c
66,490
Live Nation Entertainment, Inc.
39,000 4.750%,  10/15/2027
c
38,875
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
Lowe's Companies, Inc.
$ 132,000 5.625%,  4/15/2053 $ 130,336
286,000 2.625%,  4/1/2031 261,529
Macy's Retail Holdings, LLC
23,000 7.375%,  8/1/2033
c
24,237
42,000 4.500%,  12/15/2034 37,380
Marriott International, Inc./MD
131,000 5.100%,  4/15/2032 134,527
Marriott Ownership Resorts, Inc.
190,000 6.500%,  10/1/2033
c
187,342
Match Group Holdings II, LLC
83,000 4.125%,  8/1/2030
c
78,120
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
c
73,712
McDonald's Corporation
225,000 4.450%,  3/1/2047 194,706
Melco Resorts Finance, Ltd.
98,000 5.375%,  12/4/2029
c
96,508
171,000 7.625%,  4/17/2032
c
179,855
92,000 6.500%,  9/24/2033
c
92,448
Meritage Homes Corporation
173,000 5.650%,  3/15/2035
a
175,574
MGM Resorts International
38,000 4.625%,  9/1/2026 37,945
62,000 6.125%,  9/15/2029 63,123
Michaels Companies, Inc.
31,000 5.250%,  5/1/2028
c
28,947
Millrose Properties, Inc.
58,000 6.375%,  8/1/2030
c
58,756
69,000 6.250%,  9/15/2032
c
69,330
Muvico, LLC
66,000
9.000%,PIK 6.000%,
2/19/2029
c,i
71,432
NCL Corporation, Ltd.
72,000 5.875%,  1/15/2031
c
71,966
165,000 6.750%,  2/1/2032
c
169,548
60,000 6.250%,  9/15/2033
c
60,685
New Home Company, Inc.
45,000 8.500%,  11/1/2030
c
46,567
Nissan Motor Acceptance
Company, LLC
100,000 5.625%,  9/29/2028
c
99,926
100,000 6.125%,  9/30/2030
c
99,136
Nissan Motor Company, Ltd.
110,000 4.810%,  9/17/2030
c
103,171
PetSmart, LLC/PetSmart Finance
Corporation
157,000 7.500%,  9/15/2032
c
156,600
Phinia, Inc.
56,000 6.625%,  10/15/2032
c
57,604
Rakuten Group, Inc.
53,000 11.250%,  2/15/2027
c
57,233
104,000 9.750%,  4/15/2029
c
116,650
102,000 8.125%,  12/15/2029
c,d,j
106,570
Raven Acquisition Holdings, LLC
101,000 6.875%,  11/15/2031
c
103,210
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
49,000 4.625%,  4/16/2029
c
44,234
S&S Holdings, LLC
129,000 8.375%,  10/1/2031
c
123,237

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
Service Corporation International/
US
$ 36,000 3.375%,  8/15/2030 $ 33,453
26,000 4.000%,  5/15/2031 24,626
60,000 5.750%,  10/15/2032 60,873
Six Flags Entertainment
Corporation
18,000 7.250%,  5/15/2031
a,c
18,044
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
18,000 5.375%,  4/15/2027 17,921
95,000 5.250%,  7/15/2029 91,307
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
18,000 6.625%,  5/1/2032
a,c
18,278
Staples, Inc.
113,000 10.750%,  9/1/2029
c
109,506
Station Casinos, LLC
62,000 4.625%,  12/1/2031
c
58,238
Stellantis Finance US, Inc.
200,000 5.750%,  3/18/2030
a,c
205,068
Tenneco, Inc.
81,000 8.000%,  11/17/2028
c
80,779
Toyota Motor Credit Corporation
186,000 4.800%,  5/15/2030 190,718
63,000 4.800%,  1/5/2034 64,291
Uber Technologies, Inc.
160,000 4.800%,  9/15/2034 160,029
192,000 4.800%,  9/15/2035 190,548
Vail Resorts, Inc.
32,000 5.625%,  7/15/2030
c
32,411
VICI Properties, LP/VICI Note
Company, Inc.
85,000 5.750%,  2/1/2027
c
85,993
98,000 4.125%,  8/15/2030
c
94,758
Victoria's Secret & Company
48,000 4.625%,  7/15/2029
a,c
46,203
Victra Holdings, LLC/Victra
Finance Corporation
57,000 8.750%,  9/15/2029
a,c
60,479
Viking Cruises, Ltd.
209,000 5.875%,  10/15/2033
c
212,462
Walmart, Inc.
173,000 4.500%,  9/9/2052 155,472
109,000 4.900%,  4/28/2035 112,086
Wayfair, LLC
30,000 7.250%,  10/31/2029
c
31,022
25,000 7.750%,  9/15/2030
c
26,372
Wynn Macau, Ltd.
125,000 6.750%,  2/15/2034
c
125,965
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
34,000 5.125%,  10/1/2029
c
33,990
85,000 7.125%,  2/15/2031
c
91,279
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
99,750
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
c
51,594
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Cyclical  0.3% - continued
$ 39,000 6.750%,  4/23/2030
c
$ 37,125
Total 14,980,820
Consumer Non-Cyclical  0.3%
1261229 B.C., Ltd.
96,000 10.000%,  4/15/2032
c
100,350
Abbott Laboratories
219,000 4.750%,  11/30/2036 221,246
AbbVie, Inc.
68,000 5.400%,  3/15/2054 67,643
420,000 4.500%,  5/14/2035 412,799
153,000 5.350%,  3/15/2044 153,617
Acadia Healthcare Company, Inc.
58,000 5.000%,  4/15/2029
c
56,755
51,000 7.375%,  3/15/2033
a,c
52,722
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
c
147,202
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
112,000 4.625%,  1/15/2027
c
111,766
119,000 3.500%,  3/15/2029
c
113,414
24,000 5.500%,  3/31/2031
c,g
24,190
17,000 6.250%,  3/15/2033
c
17,475
94,000 5.750%,  3/31/2034
c,g
94,414
Altria Group, Inc.
129,000 4.875%,  2/4/2028 131,070
134,000 6.875%,  11/1/2033 150,711
Amgen, Inc.
150,000 4.200%,  2/22/2052 120,756
198,000 5.600%,  3/2/2043 201,000
Amneal Pharmaceuticals, LLC
23,000 6.875%,  8/1/2032
c
24,114
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
275,000 4.700%,  2/1/2036 272,278
Anheuser-Busch InBev Worldwide,
Inc.
227,000 5.450%,  1/23/2039 235,730
174,000 5.550%,  1/23/2049 176,503
Archer-Daniels-Midland Company
255,000 2.700%,  9/15/2051 160,461
BAT Capital Corporation
142,000 7.079%,  8/2/2043 160,078
Bausch + Lomb Corporation
20,000 8.375%,  10/1/2028
c
20,900
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 76,833
BellRing Brands, Inc.
35,000 7.000%,  3/15/2030
c
36,089
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 265,024
Bunge, Ltd. Finance Corporation
167,000 3.200%,  4/21/2031 156,779
50,000 4.650%,  9/17/2034 49,183
Cargill, Inc.
196,000 3.125%,  5/25/2051
c
134,729
100,000 5.375%,  10/23/2055
c
97,511
200,000 5.125%,  2/11/2035
c
205,744

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Non-Cyclical  0.3% - continued
Cencora, Inc.
$ 135,000 5.150%,  2/15/2035 $ 138,469
Central Garden & Pet Company
52,000 4.125%,  10/15/2030
a
49,399
Champ Acquisition Corporation
37,000 8.375%,  12/1/2031
c
39,408
CHS/Community Health Systems,
Inc.
79,000 6.000%,  1/15/2029
c
78,210
45,000 6.875%,  4/15/2029
a,c
40,798
42,000 4.750%,  2/15/2031
c
37,493
52,000 10.875%,  1/15/2032
a,c
56,058
102,000 9.750%,  1/15/2034
c
107,996
Cigna Group
247,000 4.875%,  9/15/2032 249,237
396,000 5.250%,  1/15/2036 402,231
Conagra Brands, Inc.
246,000 1.375%,  11/1/2027 232,278
220,000 5.750%,  8/1/2035
a
224,766
Concentra Health Services, Inc.
32,000 6.875%,  7/15/2032
c
33,377
Constellation Brands, Inc.
108,000 2.875%,  5/1/2030 101,058
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
92,000 5.600%,  1/15/2031
c
92,310
CVS Health Corporation
89,000 7.000%,  3/10/2055
d
93,511
122,000 6.750%,  12/10/2054
d
126,786
156,000 5.450%,  9/15/2035 159,291
145,000 4.780%,  3/25/2038 136,239
249,000 6.000%,  6/1/2044 252,204
203,000 5.125%,  7/20/2045 184,484
DaVita, Inc.
80,000 3.750%,  2/15/2031
c
73,450
75,000 6.875%,  9/1/2032
c
77,695
45,000 6.750%,  7/15/2033
c
46,658
Edgewell Personal Care Company
111,000 5.500%,  6/1/2028
c
110,844
Eli Lilly & Company
96,000 5.500%,  2/12/2055 97,846
98,000 4.950%,  2/27/2063 90,440
190,000 4.550%,  10/15/2032 191,829
Embecta Corporation
31,000 6.750%,  2/15/2030
a,c
30,476
Encompass Health Corporation
58,000 4.500%,  2/1/2028 57,559
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
c
37,097
Energizer Holdings, Inc.
137,000 6.000%,  9/15/2033
c
132,349
General Mills, Inc.
53,000 4.950%,  3/29/2033 53,768
Grifols SA
108,000 4.750%,  10/15/2028
c
104,430
HCA, Inc.
188,000 5.250%,  3/1/2030 194,311
265,000 3.500%,  9/1/2030 254,608
193,000 4.600%,  11/15/2032 191,801
122,000 5.450%,  9/15/2034 125,528
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Non-Cyclical  0.3% - continued
HLF Financing SARL, LLC/
Herbalife International, Inc.
$ 60,000 12.250%,  4/15/2029
c
$ 64,872
43,000 4.875%,  6/1/2029
a,c
37,737
Illumina, Inc.
150,000 4.650%,  9/9/2026 150,398
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
269,811
Insulet Corporation
26,000 6.500%,  4/1/2033
c
27,088
IQVIA, Inc.
90,000 6.250%,  6/1/2032
c
93,804
Jazz Securities DAC
56,000 4.375%,  1/15/2029
c
54,869
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
243,000 3.000%,  5/15/2032 217,619
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
196,000 6.375%,  4/15/2066
c
200,512
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
174,000 5.950%,  4/20/2035
c
182,103
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
70,000 9.000%,  2/15/2029
c
73,291
Kenvue, Inc.
218,000 4.850%,  5/22/2032 220,857
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 186,234
Kraft Heinz Foods Company
207,000 5.000%,  6/4/2042 191,011
90,000 4.375%,  6/1/2046 75,189
Lamb Weston Holdings, Inc.
40,000 4.125%,  1/31/2030
c
38,634
41,000 4.375%,  1/31/2032
c
39,086
LifePoint Health, Inc.
57,000 9.875%,  8/15/2030
c
61,538
41,000 11.000%,  10/15/2030
c
45,207
29,000 10.000%,  6/1/2032
c
30,845
Mars, Inc.
29,000 5.650%,  5/1/2045
c
29,556
Medline Borrower, LP/Medline Co-
Issuer, Inc.
46,000 6.250%,  4/1/2029
c
47,323
Mozart Debt Merger Sub, Inc.
215,000 3.875%,  4/1/2029
c
208,831
110,000 5.250%,  10/1/2029
c
109,581
Newell Brands, Inc.
37,000 6.375%,  9/15/2027 36,902
62,000 6.625%,  9/15/2029
a
60,633
70,000 6.375%,  5/15/2030 66,500
56,000 6.625%,  5/15/2032
a
52,640
Novartis Capital Corporation
141,000 4.700%,  9/18/2054 128,581
Organon & Company/Organon
Foreign Debt Co-Issuer BV
140,000 5.125%,  4/30/2031
a,c
107,315

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Non-Cyclical  0.3% - continued
Owens & Minor, Inc.
$ 45,000 6.625%,  4/1/2030
a,c
$ 34,252
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 104,770
Performance Food Group, Inc.
81,000 4.250%,  8/1/2029
c
78,995
103,000 6.125%,  9/15/2032
c
105,750
Perrigo Finance Unlimited
Company
57,000 4.900%,  6/15/2030 55,756
35,000 6.125%,  9/30/2032 35,295
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 287,287
132,000 5.110%,  5/19/2043 128,163
Philip Morris International, Inc.
133,000 5.500%,  9/7/2030 139,691
67,000 5.125%,  2/13/2031 69,249
198,000 5.375%,  2/15/2033 206,203
Post Holdings, Inc.
53,000 4.625%,  4/15/2030
c
51,386
143,000 4.500%,  9/15/2031
c
134,287
52,000 6.250%,  10/15/2034
c
52,609
Prime Healthcare Services, Inc.
148,000 9.375%,  9/1/2029
c
155,702
Radiology Partners, Inc.
71,000 8.500%,  7/15/2032
c
73,837
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
c
111,067
Royalty Pharma plc
131,000 5.150%,  9/2/2029 134,354
124,000 5.200%,  9/25/2035 124,227
Select Medical Corporation
39,000 6.250%,  12/1/2032
a,c
39,562
Simmons Foods, Inc.
110,000 4.625%,  3/1/2029
c
105,397
Sotera Health Holdings, LLC
38,000 7.375%,  6/1/2031
c
39,934
Spectrum Brands, Inc.
9,000 3.875%,  3/15/2031
c
7,279
Star Parent, Inc.
32,000 9.000%,  10/1/2030
c
34,169
Stryker Corporation
155,000 5.200%,  2/10/2035 159,744
Sysco Corporation
200,000 6.600%,  4/1/2040 223,470
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 136,128
200,000 5.650%,  7/5/2044 204,936
Tenet Healthcare Corporation
162,000 5.125%,  11/1/2027 161,820
120,000 4.375%,  1/15/2030 117,117
139,000 6.750%,  5/15/2031 144,210
Teva Pharmaceutical Finance
Company, LLC
38,000 6.150%,  2/1/2036 39,817
US Acute Care Solutions, LLC
118,000 9.750%,  5/15/2029
c
120,161
Whirlpool Corporation
40,000 6.500%,  6/15/2033 39,025
Principal
Amount Long-Term Fixed Income  8.3% Value
Consumer Non-Cyclical  0.3% - continued
Wyeth, LLC
$ 134,000 6.500%,  2/1/2034 $ 151,652
Total 15,871,246
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
19,000 7.500%,  10/1/2029
c
19,712
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
69,956
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
c
55,234
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
37,000 5.875%,  6/30/2029
c
36,892
45,000 6.625%,  7/15/2033
c
45,805
Baytex Energy Corporation
62,000 8.500%,  4/30/2030
c
63,559
32,000 7.375%,  3/15/2032
c
31,510
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
59,000 7.000%,  7/15/2029
c
61,207
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 229,383
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
49,498
33,000 6.875%,  7/1/2029
c
34,176
18,000 6.750%,  2/1/2030
c
18,786
California Resources Corporation
44,000 8.250%,  6/15/2029
c
45,772
Cheniere Energy Partners, LP
528,000 4.500%,  10/1/2029 528,178
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 38,269
Civitas Resources, Inc.
28,000 8.375%,  7/1/2028
c
28,931
138,000 8.750%,  7/1/2031
c
141,872
67,000 9.625%,  6/15/2033
c
71,880
CNX Resources Corporation
38,000 6.000%,  1/15/2029
a,c
38,153
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
145,792
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
37,029
Comstock Resources, Inc.
57,000 6.750%,  3/1/2029
c
56,441
130,000 5.875%,  1/15/2030
c
123,722
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
c
226,168
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
c
72,224
Crescent Energy Finance, LLC
64,000 7.625%,  4/1/2032
c
62,051
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
79,000 8.625%,  3/15/2029
c
82,455

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Energy  0.2% - continued
$ 45,000 7.375%,  6/30/2033
c
$ 45,653
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
28,664
Diamondback Energy, Inc.
201,000 5.750%,  4/18/2054 193,695
Eastern Energy Gas Holdings, LLC
257,000 5.800%,  1/15/2035 271,049
Enerflex, Ltd.
29,000 9.000%,  10/15/2027
c
29,595
Energy Transfer, LP
118,000 6.500%,  2/15/2056
d
116,931
125,000 5.150%,  2/1/2043 113,133
255,000 6.000%,  6/15/2048 248,873
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 136,894
Excelerate Energy, LP
45,000 8.000%,  5/15/2030
c
47,510
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 220,488
Genesis Energy LP/Genesis
Energy Finance Corporation
59,000 8.875%,  4/15/2030 62,182
130,000 7.875%,  5/15/2032 133,898
Halliburton Company
133,000 5.000%,  11/15/2045 120,988
Harvest Midstream I, LP
82,000 7.500%,  9/1/2028
c
82,898
Hess Midstream Operations, LP
80,000 4.250%,  2/15/2030
c
77,919
Hilcorp Energy I, LP/Hilcorp
Finance Company
111,000 5.750%,  2/1/2029
c
108,925
36,000 6.000%,  4/15/2030
c
35,106
84,000 6.250%,  4/15/2032
c
79,749
Howard Midstream Energy
Partners, LLC
34,000 7.375%,  7/15/2032
c
35,627
75,000 6.625%,  1/15/2034
c
77,289
ITT Holdings, LLC
136,000 6.500%,  8/1/2029
c
131,726
Kodiak Gas Services, LLC
48,000 6.500%,  10/1/2033
c
49,187
24,000 6.750%,  10/1/2035
c
24,716
Moss Creek Resources Holdings,
Inc.
22,000 8.250%,  9/1/2031
c
21,235
MPLX, LP
207,000 4.800%,  2/15/2031 208,749
265,000 4.950%,  9/1/2032 265,752
49,000 5.000%,  3/1/2033 49,098
Nabors Industries, Inc.
28,000 7.375%,  5/15/2027
c
28,391
91,000 9.125%,  1/31/2030
c
95,626
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c
29,687
112,000 8.375%,  2/15/2032
c
114,521
Noble Finance II, LLC
76,000 8.000%,  4/15/2030
c
78,876
Principal
Amount Long-Term Fixed Income  8.3% Value
Energy  0.2% - continued
Northern Oil and Gas, Inc.
$ 62,000 8.750%,  6/15/2031
c
$ 63,190
Occidental Petroleum Corporation
117,000 5.000%,  8/1/2027 118,676
ONEOK, Inc.
108,000 5.700%,  11/1/2054 101,052
144,000 4.750%,  10/15/2031 144,008
85,000 5.600%,  4/1/2044 80,159
Ovintiv, Inc.
166,000 7.200%,  11/1/2031 183,364
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 53,608
113,000 7.875%,  9/15/2030
c
113,512
Permian Resources Operating,
LLC
70,000 6.250%,  2/1/2033
c
71,220
Prairie Acquiror, LP
58,000 9.000%,  8/1/2029
c
59,530
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
c
50,286
Range Resources Corporation
17,000 4.750%,  2/15/2030
c
16,635
Repsol E&P Capital Markets US,
LLC
200,000 5.976%,  9/16/2035
c
203,511
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
c
90,218
Saturn Oil & Gas, Inc.
25,000 9.625%,  6/15/2029
a,c
25,294
SESI, LLC
48,000 7.875%,  9/30/2030
c
47,107
SM Energy Company
65,000 6.500%,  7/15/2028
a
65,577
26,000 7.000%,  8/1/2032
c
25,435
South Bow USA Infrastructure
Holdings, LLC
166,000 5.026%,  10/1/2029 167,687
62,000 5.584%,  10/1/2034 62,233
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
36,000 5.875%,  3/1/2027 35,990
Sunoco, LP
106,000 7.000%,  5/1/2029
c
110,185
95,000 5.875%,  3/15/2034
c
94,984
Sunoco, LP/Sunoco Finance
Corporation
55,000 5.875%,  3/15/2028 55,091
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
68,000 5.500%,  1/15/2028
c
67,590
53,000 7.375%,  2/15/2029
c
54,563
118,000 6.750%,  3/15/2034
c
117,093
Talos Production, Inc.
25,000 9.000%,  2/1/2029
c
25,705
Targa Resources Corporation
232,000 4.200%,  2/1/2033 220,890
TGNR Intermediate Holdings, LLC
70,000 5.500%,  10/15/2029
c
67,861

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Energy  0.2% - continued
TotalEnergies Capital SA
$ 111,000 5.275%,  9/10/2054 $ 106,396
Transocean International, Ltd.
87,000 8.250%,  5/15/2029
c
87,509
129,750 8.750%,  2/15/2030
c
136,151
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 7.125%,  3/15/2029
c
63,003
72,000 6.250%,  10/1/2033
c
72,276
Valaris, Ltd.
66,000 8.375%,  4/30/2030
c
68,832
Venture Global LNG, Inc.
132,000 8.125%,  6/1/2028
c
135,977
118,000 9.000%,  9/30/2029
c,d,j
110,291
75,000 7.000%,  1/15/2030
a,c
75,899
213,000 8.375%,  6/1/2031
c
218,674
75,000 9.875%,  2/1/2032
c
80,111
Venture Global Plaquemines LNG,
LLC
87,000 6.500%,  1/15/2034
c
91,128
44,000 7.750%,  5/1/2035
c
49,650
131,000 6.750%,  1/15/2036
c
138,744
Vital Energy, Inc.
61,000 7.750%,  7/31/2029
c
59,971
126,000 7.875%,  4/15/2032
c
119,241
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 139,908
66,000 6.150%,  4/1/2033 69,538
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 283,275
80,000 5.600%,  3/15/2035 83,010
Total 10,561,123
Financials  0.8%
200 Park Funding Trust
123,000 5.740%,  2/15/2055
c
124,414
Acrisure, LLC/Acrisure Finance,
Inc.
25,000 4.250%,  2/15/2029
c
24,000
36,000 7.500%,  11/6/2030
c
37,234
AEGON Funding Company, LLC
214,000 5.500%,  4/16/2027
c
217,454
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.100%,  1/15/2027 153,044
200,000 3.875%,  1/23/2028 198,476
203,000 5.375%,  12/15/2031 210,072
Agree, LP
111,000 5.625%,  6/15/2034 115,848
Air Lease Corporation
38,000 4.650%,  6/15/2026
d,j
37,436
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
36,000 4.250%,  10/15/2027
c
35,453
135,000 6.750%,  4/15/2028
c
137,451
52,000 7.000%,  1/15/2031
c
53,859
Ally Financial, Inc.
286,000 8.000%,  11/1/2031 325,599
55,000 6.700%,  2/14/2033 57,342
American Express Company
131,000 5.043%,  7/26/2028
d
133,073
Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.8% - continued
$ 99,000 5.085%,  1/30/2031
d
$ 102,018
American Homes 4 Rent, LP
121,000 4.950%,  6/15/2030 123,286
American International Group, Inc.
273,000 5.125%,  3/27/2033 280,398
Americold Realty Operating
Partnership, LP
180,000 5.600%,  5/15/2032
a
182,050
Ameriprise Financial, Inc.
246,000 5.200%,  4/15/2035 251,484
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
c
29,561
86,000 4.875%,  6/30/2029
c
83,058
Aon North America, Inc.
103,000 5.750%,  3/1/2054 104,021
Apollo Debt Solutions BDC
161,000 6.700%,  7/29/2031 169,470
Ares Capital Corporation
116,000 5.875%,  3/1/2029 118,748
Ares Strategic Income Fund
260,000 5.450%,  9/9/2028
c
261,079
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 37,171
52,000 5.750%,  7/15/2054 52,052
Aviation Capital Group, LLC
148,000 5.125%,  4/10/2030
c
150,234
Avolon Holdings Funding, Ltd.
150,000 4.950%,  1/15/2028
c
151,484
165,000 5.750%,  3/1/2029
c
170,405
238,000 5.375%,  5/30/2030
c
244,242
Azorra Finance, Ltd.
98,000 7.750%,  4/15/2030
c
103,319
Banco Santander SA
200,000 4.175%,  3/24/2028
d
199,720
Bank of America Corporation
180,000 1.734%,  7/22/2027
d
176,818
170,000 3.824%,  1/20/2028
d
169,335
116,000 5.202%,  4/25/2029
d
118,803
180,000 2.087%,  6/14/2029
d
170,883
125,000 3.974%,  2/7/2030
d
124,146
300,000 2.496%,  2/13/2031
d
278,558
400,000 1.922%,  10/24/2031
d
355,924
200,000 2.972%,  2/4/2033
d
182,380
398,000 4.571%,  4/27/2033
d
397,345
200,000 5.872%,  9/15/2034
d
214,389
81,000 5.468%,  1/23/2035
d
84,615
231,000 5.425%,  8/15/2035
d
236,189
265,000 3.846%,  3/8/2037
d
248,623
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
d
142,471
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 66,420
Barclays plc
36,000 6.125%,  12/15/2025
d,j
36,041
200,000 6.496%,  9/13/2027
d
203,679
280,000 4.972%,  5/16/2029
d
284,144
251,000 4.942%,  9/10/2030
d
255,213
200,000 5.746%,  8/9/2033
d
210,271
200,000 5.860%,  8/11/2046
d
207,164

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.8% - continued
Berkshire Hathaway Finance
Corporation
$ 265,000 2.850%,  10/15/2050 $ 174,995
BlackRock Funding, Inc.
70,000 5.250%,  3/14/2054 68,761
Blackstone Private Credit Fund
177,000 5.600%,  11/22/2029 179,020
181,000 5.050%,  9/10/2030 177,920
Blackstone Reg Finance
Company, LLC
93,000 4.950%,  2/15/2036
g
92,315
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 165,368
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
c
89,962
304,000 6.100%,  3/15/2028
c
306,348
140,000 6.750%,  4/4/2029 143,128
BNP Paribas SA
235,000 5.283%,  11/19/2030
c,d
241,140
Brookfield Asset Management,
Ltd.
28,000 6.077%,  9/15/2055 28,988
Brookfield Finance, Inc.
124,000 5.813%,  3/3/2055 124,443
Brown & Brown, Inc.
64,000 6.250%,  6/23/2055 67,306
65,000 5.550%,  6/23/2035 66,901
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
c
86,939
46,000 7.500%,  7/15/2033
c
45,415
Camden Property Trust
163,000 3.150%,  7/1/2029 157,011
Capital One Financial Corporation
48,000 5.700%,  2/1/2030
d
49,855
Capital One NA
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
300,742
Charles Schwab Corporation
136,000 6.136%,  8/24/2034
d
148,163
CHL Mortgage Pass-Through Trust
613,617
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 264,721
Chubb INA Holdings, LLC
125,000 4.350%,  11/3/2045 111,102
Citadel, LP
157,000 6.375%,  1/23/2032
c
165,409
Citibank NA
250,000 4.914%,  5/29/2030 257,218
Citigroup, Inc.
326,000 3.668%,  7/24/2028
d
323,224
50,000 3.520%,  10/27/2028
d
49,363
53,000 6.875%,  8/15/2030
d,j
54,610
261,000 4.952%,  5/7/2031
d
266,244
281,000 4.910%,  5/24/2033
d
284,360
169,000 6.174%,  5/25/2034
d
179,478
182,000 6.020%,  1/24/2036
d
190,407
173,000 5.174%,  9/11/2036
d
175,153
Citizens Financial Group, Inc.
92,000 5.718%,  7/23/2032
d
95,997
Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.8% - continued
CNA Financial Corporation
$ 100,000 5.125%,  2/15/2034 $ 100,623
Comerica, Inc.
52,000 5.982%,  1/30/2030
d
54,099
Constellation Insurance, Inc.
89,000 6.800%,  1/24/2030
c
90,016
COPT Defense Properties, LP
184,000 4.500%,  10/15/2030 182,931
Corebridge Financial, Inc.
75,000 6.375%,  9/15/2054
d
77,219
100,000 4.350%,  4/5/2042 86,634
Countrywide Home Loan
Mortgage Pass Through Trust
24,623
4.886%,  11/25/2035, Ser.
2005-22, Class 2A1
d
20,362
Countrywide Home Loans, Inc.
75,019
5.750%,  4/25/2037, Ser.
2007-3, Class A27 32,768
Cousins Properties, LP
71,000 5.375%,  2/15/2032 72,552
Credit Agricole SA
250,000 5.222%,  5/27/2031
c,d
256,354
250,000 4.818%,  9/25/2033
c,d
248,529
Credit Suisse Group AG
225,000 7.250%,  N/A
*,k
60,750
Deutsche Bank AG/New York, NY
169,000 5.297%,  5/9/2031
d
172,888
150,000 4.950%,  8/4/2031
d
151,409
300,000 3.729%,  1/14/2032
d
282,633
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
259,000 5.950%,  9/17/2030
c
250,968
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 73,304
179,000 4.625%,  5/15/2042 162,323
Encore Capital Group, Inc.
23,000 9.250%,  4/1/2029
c
24,146
107,000 8.500%,  5/15/2030
c
112,675
72,000 6.625%,  4/15/2031
c
71,452
EPR Properties
130,000 4.950%,  4/15/2028 131,213
ERP Operating, LP
195,000 4.950%,  6/15/2032 199,820
Essential Properties, LP
115,000 5.400%,  12/1/2035 115,298
F&G Global Funding
200,000 4.650%,  9/8/2028
c
200,647
Fairfax Financial Holdings, Ltd.
138,000 6.350%,  3/22/2054 146,001
First Citizens BancShares, Inc./NC
247,000 5.600%,  9/5/2035
d
246,104
FirstCash, Inc.
90,000 5.625%,  1/1/2030
c
90,135
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 121,157
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
137,410

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.8% - continued
Franklin BSP Capital Corporation
$ 175,000 6.000%,  10/2/2030
c
$ 171,683
Freedom Mortgage Holdings, LLC
84,000 9.250%,  2/1/2029
c
88,200
36,000 9.125%,  5/15/2031
c
38,269
74,000 8.375%,  4/1/2032
c
77,153
47,000 7.875%,  4/1/2033
c
48,279
FTAI Aviation Investors, LLC
38,000 5.500%,  5/1/2028
c
38,028
86,000 7.000%,  5/1/2031
c
90,124
52,000 7.000%,  6/15/2032
c
54,463
GGAM Finance, Ltd.
35,000 7.750%,  5/15/2026
c
35,060
37,000 8.000%,  6/15/2028
c
39,244
151,000 5.875%,  3/15/2030
c
152,699
Global Aircraft Leasing Company,
Ltd.
112,000 8.750%,  9/1/2027
c
115,308
Global Net Lease, Inc.
23,000 4.500%,  9/30/2028
c
22,557
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
81,000 3.750%,  12/15/2027
c
78,531
goeasy, Ltd.
64,000 9.250%,  12/1/2028
c
66,346
18,000 7.625%,  7/1/2029
c
18,130
91,000 6.875%,  2/15/2031
c
88,929
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,685
248,000 5.650%,  9/9/2030 249,637
Goldman Sachs Group, Inc.
201,000 6.484%,  10/24/2029
d
213,578
200,000 5.218%,  4/23/2031
d
206,399
80,000 1.992%,  1/27/2032
d
70,742
513,000 3.102%,  2/24/2033
d
470,674
125,000 4.939%,  10/21/2036
d
124,390
Goldman Sachs Private Credit
Corporation
122,000 5.875%,  5/6/2028
a,c
123,826
117,000 5.375%,  1/31/2029
c
117,131
Howard Hughes Corporation
24,000 4.125%,  2/1/2029
c
23,067
HSBC Holdings plc
74,000 6.875%,  9/11/2029
d,j
76,524
200,000 5.130%,  3/3/2031
d
204,647
247,000 5.741%,  9/10/2036
d
252,358
HUB International, Ltd.
103,000 7.250%,  6/15/2030
c
107,532
Huntington Bancshares, Inc./OH
167,000 5.709%,  2/2/2035
d
173,640
166,000 6.141%,  11/18/2039
d
171,928
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
12,000 6.250%,  5/15/2026 11,993
145,000 5.250%,  5/15/2027 142,491
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 144,598
239,000 4.950%,  1/15/2033 240,095
Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.8% - continued
Jane Street Group/JSG Finance,
Inc.
$ 58,000 4.500%,  11/15/2029
c
$ 56,362
24,000 7.125%,  4/30/2031
c
25,185
40,000 6.125%,  11/1/2032
c
40,703
166,000 6.750%,  5/1/2033
c
173,166
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
25,566
122,000 6.625%,  10/15/2031
c
120,203
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
28,868
72,000 9.500%,  2/15/2029
c
75,872
31,000 8.250%,  5/15/2030
c
32,139
JPMorgan Chase & Company
210,000 2.947%,  2/24/2028
d
206,872
231,000 4.979%,  7/22/2028
d
234,326
330,000 4.505%,  10/22/2028
d
332,552
375,000 4.203%,  7/23/2029
d
375,508
250,000 2.522%,  4/22/2031
d
232,359
300,000 1.953%,  2/4/2032
d
265,768
265,000 4.586%,  4/26/2033
d
266,042
198,000 4.912%,  7/25/2033
d
201,891
162,000 5.766%,  4/22/2035
d
172,770
125,000 5.502%,  1/24/2036
d
131,174
251,000 4.810%,  10/22/2036
d
250,199
152,000 5.534%,  11/29/2045
d
156,563
KeyBank NA/Cleveland, OH
174,000 5.000%,  1/26/2033 175,207
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 65,409
182,000 5.875%,  10/15/2035 183,758
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
c,d
19,549
Lincoln National Corporation
280,000 2.330%,  8/15/2030
c
253,931
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
d
207,411
200,000 4.425%,  11/4/2031
d,g
199,655
LPL Holdings, Inc.
226,000 4.900%,  4/3/2028 228,739
Macquarie AirFinance Holdings,
Ltd.
34,000 6.400%,  3/26/2029
c
35,738
117,000 5.150%,  3/17/2030
c
118,387
Macquarie Bank, Ltd.
235,000 5.642%,  8/13/2036
c,d
239,187
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 49,562
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
c
201,721
Molina Healthcare, Inc.
27,000 4.375%,  6/15/2028
c
26,298
46,000 6.250%,  1/15/2033
c
46,301
Morgan Stanley
125,000 5.516%,  11/19/2055
d
126,401
210,000 4.350%,  9/8/2026 210,383
132,000 5.164%,  4/20/2029
d
134,951
290,000 3.622%,  4/1/2031
d
281,648
132,000 5.250%,  4/21/2034
d
136,234

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.8% - continued
$ 114,000 5.831%,  4/19/2035
d
$ 121,550
97,000 5.587%,  1/18/2036
d
101,587
232,000 5.297%,  4/20/2037
d
235,925
MPT Operating Partnership, LP/
MPT Finance Corporation
117,000 8.500%,  2/15/2032
c
122,579
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 158,517
National Securities Clearing
Corporation
250,000 4.700%,  5/20/2030
c
255,719
NatWest Group plc
200,000 4.445%,  5/8/2030
d
200,359
203,000 6.475%,  6/1/2034
d
212,895
Navient Corporation
21,000 5.000%,  3/15/2027 20,876
24,000 5.500%,  3/15/2029 23,569
New York Life Global Funding
196,000 4.550%,  1/28/2033
c
195,873
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 212,042
North Haven Private Income Fund,
LLC
84,000 5.125%,  9/25/2028
c
83,427
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 287,344
126,000 5.200%,  7/1/2030 127,852
Omnis Funding Trust
146,000 6.722%,  5/15/2055
c
155,717
OneMain Finance Corporation
52,000 3.500%,  1/15/2027 51,158
60,000 3.875%,  9/15/2028 57,896
42,000 6.750%,  3/15/2032 42,622
190,000 7.125%,  9/15/2032 196,103
Osaic Holdings, Inc.
69,000 6.750%,  8/1/2032
c
71,284
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
102,000 4.875%,  5/15/2029
c
99,068
PennyMac Financial Services, Inc.
23,000 7.125%,  11/15/2030
c
24,080
66,000 6.875%,  5/15/2032
c
68,844
44,000 6.875%,  2/15/2033
c
45,515
23,000 6.750%,  2/15/2034
c
23,575
Phoenix Aviation Capital, Ltd.
73,000 9.250%,  7/15/2030
c
76,902
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
68,510
PRA Group, Inc.
56,000 8.375%,  2/1/2028
c
56,847
Prologis Targeted US Logistics
Fund, LP
136,000 5.250%,  4/1/2029
c
140,224
88,000 5.250%,  1/15/2035
c
90,125
Prologis, LP
92,000 5.250%,  3/15/2054 89,376
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
d
251,023
Regency Centers, LP
196,000 4.125%,  3/15/2028 196,161
Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.8% - continued
$ 100,000 5.250%,  1/15/2034 $ 102,989
RenaissanceRe Holdings, Ltd.
230,000 5.800%,  4/1/2035 240,883
RGA Global Funding
65,000 5.500%,  1/11/2031
c
67,730
RHP Hotel Properties, LP/RHP
Finance Corporation
18,000 4.750%,  10/15/2027 17,960
36,000 4.500%,  2/15/2029
c
35,416
Rithm Capital Corporation
46,000 8.000%,  7/15/2030
c
46,629
RLJ Lodging Trust, LP
33,000 4.000%,  9/15/2029
c
31,163
Rocket Companies, Inc.
38,000 6.500%,  8/1/2029
c
39,415
81,000 6.125%,  8/1/2030
c
83,552
22,000 7.125%,  2/1/2032
c
23,098
68,000 6.375%,  8/1/2033
c
70,838
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
72,000 3.625%,  3/1/2029
c
69,171
88,000 3.875%,  3/1/2031
c
82,724
20,000 4.000%,  10/15/2033
c
18,418
Ryan Specialty, LLC
19,000 4.375%,  2/1/2030
c
18,574
91,000 5.875%,  8/1/2032
c
92,518
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
d
68,680
163,000 5.473%,  3/20/2029
d
165,805
58,000 6.174%,  1/9/2030
d
60,266
Sixth Street Lending Partners
118,000 6.125%,  7/15/2030
c
121,279
SLM Corporation
32,000 6.500%,  1/31/2030 33,178
Societe Generale SA
39,000 10.000%,  11/14/2028
c,d,j
43,157
214,000 5.249%,  5/22/2029
c,d
217,639
200,000 5.439%,  10/3/2036
c,d
200,261
Standard Chartered plc
200,000 5.545%,  1/21/2029
c,d
204,923
Starwood Property Trust, Inc.
35,000 4.375%,  1/15/2027
c
34,688
72,000 5.250%,  10/15/2028
c
72,261
61,000 6.500%,  10/15/2030
c
63,466
24,000 5.750%,  1/15/2031
c
24,339
State Street Corporation
244,000 4.530%,  2/20/2029
d
246,299
Stonex Escrow Issuer, LLC
134,000 6.875%,  7/15/2032
c
138,637
Sumitomo Mitsui Financial Group,
Inc.
125,000 1.710%,  1/12/2031 109,443
Synchrony Financial
78,000 5.935%,  8/2/2030
d
80,689
37,000 7.250%,  2/2/2033 39,221
Synovus Bank
250,000 5.625%,  2/15/2028 255,164
Toronto-Dominion Bank
83,000 5.146%,  9/10/2034
d
84,110
117,000 4.928%,  10/15/2035 117,248

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Financials  0.8% - continued
Travelers Companies, Inc.
$ 82,000 5.050%,  7/24/2035 $ 83,605
Truist Financial Corporation
134,000 6.047%,  6/8/2027
d
135,371
94,000 5.125%,  12/15/2027
d,j
92,900
157,000 5.122%,  1/26/2034
d
159,031
86,000 5.711%,  1/24/2035
d
90,139
U.S. Bancorp
204,000 5.775%,  6/12/2029
d
211,879
52,000 5.836%,  6/12/2034
d
55,450
92,000 5.678%,  1/23/2035
d
96,983
UBS Group AG
200,000 6.246%,  9/22/2029
c,d
210,751
82,000 6.600%,  8/5/2030
c,d,j
82,018
164,000 3.091%,  5/14/2032
c,d
151,853
200,000 5.699%,  2/8/2035
c,d
210,938
200,000 5.379%,  9/6/2045
c,d
200,528
United Wholesale Mortgage, LLC
97,000 5.500%,  4/15/2029
c
95,530
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 135,550
198,000 4.750%,  5/15/2052 174,627
Wells Fargo & Company
337,000 4.900%,  1/24/2028
d
339,802
199,000 3.526%,  3/24/2028
d
197,329
142,000 5.707%,  4/22/2028
d
145,110
294,000 2.393%,  6/2/2028
d
286,073
139,000 5.574%,  7/25/2029
d
143,868
109,000 5.389%,  4/24/2034
d
113,205
323,000 4.900%,  11/17/2045 295,649
Wynnton Funding Trust II
115,000 5.991%,  8/15/2055
c
118,104
XHR, LP
36,000 4.875%,  6/1/2029
c
35,191
20,000 6.625%,  5/15/2030
c
20,414
Zions Bancorp NA
250,000 4.704%,  8/18/2028
d
249,898
Total 40,441,659
Foreign Government  <0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
c
253,975
Mexico Government International
Bond
200,000 5.625%,  9/22/2035 199,000
NBN Company, Ltd.
200,000 4.150%,  9/16/2030
c
199,063
Saudi Arabian Oil Company
160,000 5.250%,  7/17/2034
c
165,493
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
c
84,794
Total 902,325
Mortgage-Backed Securities  2.5%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
331,589 5.500%,  12/1/2038 340,646
3,540,733 5.500%,  2/1/2040 3,619,840
Principal
Amount Long-Term Fixed Income  8.3% Value
Mortgage-Backed Securities  2.5% - continued
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 1,740,160 2.000%,  1/1/2052 $ 1,432,207
656,758 6.000%,  1/1/2055 685,997
913,670 2.000%,  5/1/2051 751,985
2,956,612 2.500%,  5/1/2051 2,537,780
1,429,952 3.500%,  5/1/2052 1,329,354
1,989,351 4.000%,  5/1/2052 1,904,593
907,409 5.000%,  7/1/2053 911,530
401,339 5.500%,  7/1/2053 410,330
1,137,593 3.500%,  8/1/2052 1,057,128
1,004,638 5.000%,  8/1/2053 1,011,671
3,270,263 5.500%,  9/1/2053 3,354,991
958,850 3.500%,  9/1/2047 904,812
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
709,190 2.500%,  7/1/2030 688,015
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
223,133 5.500%,  9/1/2039 229,444
7,250,000 5.000%,  11/1/2040
g
7,320,462
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,074,732 3.000%,  12/1/2036 1,023,971
899,401 3.000%,  8/1/2038 857,002
1,385,981 3.500%,  5/1/2040 1,327,639
1,710,830 2.500%,  4/1/2042 1,540,528
443,505 2.000%,  5/1/2042 384,981
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,301,947 3.000%,  1/1/2052 2,951,516
600,442 2.000%,  2/1/2051 494,184
412,949 2.000%,  2/1/2051 339,872
2,319,787 2.500%,  2/1/2051 1,971,852
1,963,561 2.500%,  2/1/2051 1,694,479
1,994,797 5.500%,  2/1/2055 2,037,387
6,956,800 2.000%,  3/1/2051 5,687,267
2,341,042 4.000%,  3/1/2051 2,260,139
378,916 2.000%,  3/1/2052 311,463
3,693,221 3.000%,  3/1/2052 3,302,631
4,587,956 2.000%,  4/1/2051 3,735,656
1,804,468 3.000%,  4/1/2051 1,603,697
1,789,895 5.500%,  4/1/2054 1,830,719
2,247,203 3.000%,  5/1/2050 1,997,855
747,877 2.000%,  5/1/2051 612,610
2,042,786 3.000%,  5/1/2051 1,853,595
655,561 3.500%,  5/1/2052 608,203
2,362,667 2.000%,  6/1/2050 1,937,403
1,341,126 3.000%,  6/1/2050 1,219,567
603,056 4.000%,  6/1/2052 574,839
715,854 5.000%,  6/1/2053 720,068
3,309,421 2.500%,  7/1/2051 2,850,258
886,365 3.500%,  7/1/2051 826,590
523,227 3.000%,  7/1/2052 471,109
1,736,067 4.000%,  7/1/2052 1,654,839
1,146,726 3.500%,  8/1/2050 1,073,237
1,858,595 3.500%,  8/1/2052 1,719,287
3,468,835 4.500%,  8/1/2052 3,398,963
1,342,337 5.000%,  8/1/2053 1,350,240

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Mortgage-Backed Securities  2.5% - continued
$ 3,016,804 6.000%,  8/1/2054 $ 3,158,489
476,993 2.500%,  9/1/2051 411,648
1,194,730 3.500%,  9/1/2052 1,111,839
538,289 3.500%,  9/1/2052 500,202
1,036,744 5.000%,  9/1/2052 1,042,928
1,080,033 4.500%,  9/1/2053 1,064,090
1,791,759 4.500%,  9/1/2053 1,760,491
3,346,893 4.000%,  10/1/2052 3,204,613
720,596 2.000%,  11/1/2051 593,061
690,806 3.500%,  11/1/2052 644,873
2,997,297 2.000%,  12/1/2050 2,455,947
4,742,832 2.500%,  12/1/2051 4,078,007
2,044,289 4.500%,  12/1/2052 2,015,619
2,875,000 5.500%,  11/1/2040
g
2,904,603
3,985,000 3.000%,  11/1/2047
g
3,530,461
1,148,181 3.500%,  12/1/2047 1,085,615
2,300,000 4.000%,  11/1/2048
g
2,182,027
1,950,000 4.500%,  11/1/2048
g
1,900,512
4,800,000 5.000%,  11/1/2048
g
4,775,457
7,400,000 3.500%,  11/1/2049
g
6,821,772
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
3,871,512 2.500%,  3/1/2062 3,182,344
769,983 3.500%,  7/1/2061 697,611
1,733,007 4.000%,  12/1/2061 1,632,810
PRPM, LLC
389,517
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
390,195
Total 135,859,645
Technology  0.2%
Accenture Capital, Inc.
170,000 4.500%,  10/4/2034 167,619
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 113,701
Alphabet, Inc.
146,000 5.250%,  5/15/2055 144,678
Amentum Holdings, Inc.
133,000 7.250%,  8/1/2032
c
138,414
Apple, Inc.
232,000 2.650%,  2/8/2051 147,098
437,000 3.750%,  9/12/2047 351,146
Block, Inc.
48,000 5.625%,  8/15/2030
c
48,725
40,000 3.500%,  6/1/2031 37,244
166,000 6.500%,  5/15/2032 172,234
48,000 6.000%,  8/15/2033
c
49,080
Boost Newco Borrower, LLC
109,000 7.500%,  1/15/2031
c
115,798
Broadcom, Inc.
205,000 4.900%,  7/15/2032 209,572
76,000 3.469%,  4/15/2034 69,613
266,000 3.137%,  11/15/2035
c
230,545
220,000 3.187%,  11/15/2036
c
187,758
180,000 4.926%,  5/15/2037
c
179,223
100,000 4.900%,  2/15/2038 98,787
CACI International, Inc.
30,000 6.375%,  6/15/2033
c
31,192
Central Parent, Inc./CDK Global,
Inc.
37,000 7.250%,  6/15/2029
c
30,393
Principal
Amount Long-Term Fixed Income  8.3% Value
Technology  0.2% - continued
Cisco Systems, Inc.
$ 69,000 5.300%,  2/26/2054 $ 67,391
Clarivate Science Holdings
Corporation
39,000 3.875%,  7/1/2028
c
37,559
Cloud Software Group, Inc.
272,000 6.500%,  3/31/2029
c
274,053
171,000 9.000%,  9/30/2029
c
176,872
CommScope Technologies, LLC
45,000 5.000%,  3/15/2027
c
44,829
CommScope, LLC
42,000 4.750%,  9/1/2029
c
41,869
Consensus Cloud Solutions, Inc.
3,000 6.000%,  10/15/2026
c
3,000
CoreWeave, Inc.
70,000 9.000%,  2/1/2031
c
70,205
Dell, Inc.
124,000 6.500%,  4/15/2038 135,384
Diebold Nixdorf, Inc.
99,000 7.750%,  3/31/2030
c
104,836
Fair Isaac Corporation
77,000 6.000%,  5/15/2033
c
78,378
Fiserv, Inc.
137,000 2.650%,  6/1/2030 125,733
136,000 5.350%,  3/15/2031 139,431
116,000 5.600%,  3/2/2033 119,378
160,000 5.150%,  8/12/2034 158,840
Foundry JV Holdco, LLC
200,000 6.400%,  1/25/2038
c
215,829
Gen Digital, Inc.
44,000 7.125%,  9/30/2030
c
45,409
21,000 6.250%,  4/1/2033
c
21,618
Global Payments, Inc.
162,000 5.300%,  8/15/2029 164,861
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
36,000 3.500%,  3/1/2029
c
34,279
Hewlett Packard Enterprise
Company
240,000 4.400%,  9/25/2027 240,933
137,000 4.850%,  10/15/2031 138,414
II-VI, Inc.
32,000 5.000%,  12/15/2029
c
31,658
Intel Corporation
279,000 4.900%,  7/29/2045 246,536
ION Platform Finance US, Inc.
123,000 7.875%,  9/30/2032
c
119,970
ION Platform Finance US, Inc./ION
Platform Finance SARL
70,000 9.500%,  5/30/2029
c
71,529
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
74,767
101,000 4.875%,  9/15/2029
c
99,677
90,000 5.250%,  7/15/2030
c
89,581
217,000 4.500%,  2/15/2031
c
208,135
Kioxia Holdings Corporation
162,000 6.625%,  7/24/2033
c
168,984
KLA Corporation
199,000 3.300%,  3/1/2050 141,925
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 35,269

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Technology  0.2% - continued
Mastercard, Inc.
$ 160,000 3.950%,  2/26/2048 $ 132,518
Microchip Technology, Inc.
28,000 5.050%,  3/15/2029 28,544
Micron Technology, Inc.
88,000 5.650%,  11/1/2032 92,374
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
c
31,318
NCR Voyix Corporation
55,000 5.000%,  10/1/2028
c
54,466
30,000 5.125%,  4/15/2029
c
29,689
Neptune Bidco US, Inc.
91,000 9.290%,  4/15/2029
c
89,862
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 77,557
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 83,772
180,000 3.250%,  5/11/2041 136,669
Open Text Corporation
72,000 3.875%,  12/1/2029
c
68,138
Open Text Holdings, Inc.
82,000 4.125%,  2/15/2030
c
78,273
Oracle Corporation
132,000 6.900%,  11/9/2052 140,747
161,000 6.150%,  11/9/2029 170,608
130,000 5.250%,  2/3/2032 132,345
134,000 4.800%,  9/26/2032 132,620
87,000 4.700%,  9/27/2034 83,558
151,000 5.875%,  9/26/2045 145,390
380,000 4.000%,  7/15/2046 284,798
Paychex, Inc.
73,000 5.600%,  4/15/2035 76,259
PayPal Holdings, Inc.
124,000 5.500%,  6/1/2054 123,849
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
c
18,079
RingCentral, Inc.
102,000 8.500%,  8/15/2030
c
108,626
Rocket Software, Inc.
44,000 9.000%,  11/28/2028
c
45,341
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 150,995
Sabre GLBL, Inc.
15,000 8.625%,  6/1/2027
c
15,081
45,000 11.125%,  7/15/2030
c
42,525
Seagate Data Storage Technology,
Private Ltd.
73,685 9.625%,  12/1/2032
c
83,993
30,000 5.750%,  12/1/2034
c
30,665
Sensata Technologies BV
127,000 4.000%,  4/15/2029
c
123,766
Sensata Technologies, Inc.
66,000 4.375%,  2/15/2030
c
63,644
21,000 3.750%,  2/15/2031
c
19,519
25,000 6.625%,  7/15/2032
c
26,025
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
102,000 6.750%,  8/15/2032
c
105,349
SS&C Technologies, Inc.
65,000 5.500%,  9/30/2027
c
65,037
Principal
Amount Long-Term Fixed Income  8.3% Value
Technology  0.2% - continued
$ 20,000 6.500%,  6/1/2032
c
$ 20,735
Synopsys, Inc.
152,000 5.700%,  4/1/2055 153,559
UKG, Inc.
35,000 6.875%,  2/1/2031
c
36,028
Verisk Analytics, Inc.
99,000 5.250%,  3/15/2035 100,934
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
62,227
WULF Compute, LLC
49,000 7.750%,  10/15/2030
c
50,905
Xerox Corporation
62,000 10.250%,  10/15/2030
a,c
63,392
Total 9,829,731
Transportation  <0.1%
Air Canada
39,000 3.875%,  8/15/2026
c
38,699
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
43,667 5.500%,  4/20/2026
c
43,778
111,534 5.750%,  4/20/2029
c
112,532
Avianca Midco 2 plc
91,000 9.000%,  12/1/2028
a,c
90,659
68,000 9.625%,  2/14/2030
a,c
67,456
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
a,c
41,413
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 127,981
140,000 5.750%,  5/1/2040 148,656
100,000 4.450%,  3/15/2043 90,303
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 118,200
DCLI Bidco, LLC
95,000 7.750%,  11/15/2029
c
96,560
Delta Air Lines, Inc.
179,000 5.250%,  7/10/2030 182,941
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
c
285,954
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
130,452
Norfolk Southern Corporation
171,000 5.100%,  5/1/2035 174,874
OneSky Flight, LLC
98,000 8.875%,  12/15/2029
c
103,995
Rand Parent, LLC
100,000 8.500%,  2/15/2030
c
102,228
RXO, Inc.
39,000 7.500%,  11/15/2027
c
39,731
Ryder System, Inc.
146,000 4.850%,  6/15/2030 148,839
Star Leasing Company, LLC
40,000 7.625%,  2/15/2030
c
37,793
Stena International SA
58,000 7.250%,  1/15/2031
c
59,211
Stonepeak Nile Parent, LLC
31,000 7.250%,  3/15/2032
c
32,785

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Transportation  <0.1% - continued
Union Pacific Corporation
$ 265,000 2.973%,  9/16/2062 $ 159,207
United Airlines, Inc.
229,000 4.625%,  4/15/2029
c
226,806
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
c
20,295
43,000 6.375%,  2/1/2030
a,c
41,529
Watco Companies, LLC/Watco
Finance Corporation
48,000 7.125%,  8/1/2032
c
49,726
Total 2,772,603
U.S. Government & Agencies  2.7%
U.S. Treasury Bonds
635,000 3.625%,  5/15/2053 529,605
13,300,000 4.750%,  8/15/2055 13,480,797
300,000 1.625%,  11/15/2050 163,102
1,500,000 4.750%,  11/15/2053 1,517,109
1,510,000 5.250%,  11/15/2028 1,580,309
1,175,000 4.375%,  5/15/2040 1,168,574
6,780,000 3.000%,  5/15/2042 5,542,650
12,618,000 2.500%,  5/15/2046 8,970,117
10,050,000 2.875%,  5/15/2049 7,406,379
U.S. Treasury Notes
4,800,000 4.500%,  3/31/2026 4,812,919
4,700,000 4.375%,  7/31/2026 4,719,874
5,100,000 3.500%,  9/30/2026 5,088,206
5,000,000 0.500%,  4/30/2027 4,773,437
1,500,000 3.875%,  5/31/2027 1,505,273
1,000,000 3.625%,  8/31/2027 1,000,234
10,000,000 3.500%,  9/30/2027 9,980,859
4,485,000 2.250%,  11/15/2027 4,367,094
5,600,000 3.875%,  12/31/2027 5,632,375
5,100,000 3.500%,  1/31/2028 5,089,641
3,000,000 3.625%,  3/31/2028 3,002,227
7,300,000 2.875%,  5/15/2028 7,173,676
1,600,000 3.750%,  12/31/2028 1,606,187
5,100,000 3.500%,  9/30/2029 5,070,715
19,311,000 4.000%,  3/31/2030 19,555,405
11,500,000 3.625%,  9/30/2030 11,456,875
4,680,000 1.375%,  11/15/2031 4,069,041
1,175,000 4.125%,  11/15/2032 1,192,028
3,200,000 4.500%,  11/15/2033 3,317,500
Total 143,772,208
Utilities  0.2%
AEP Texas, Inc.
116,000 5.850%,  10/15/2055 115,941
AES Corporation
64,000 7.600%,  1/15/2055
d
65,329
265,000 3.950%,  7/15/2030
c
256,394
Algonquin Power & Utilities
Corporation
176,000 4.750%,  1/18/2082
d
172,686
Alpha Generation, LLC
34,000 6.750%,  10/15/2032
c
34,938
American Water Capital
Corporation
99,000 5.700%,  9/1/2055 100,630
Atmos Energy Corporation
82,000 5.000%,  12/15/2054 76,298
Principal
Amount Long-Term Fixed Income  8.3% Value
Utilities  0.2% - continued
Berkshire Hathaway Energy
Company
$ 155,000 4.500%,  2/1/2045 $ 137,539
Calpine Corporation
83,000 4.500%,  2/15/2028
c
82,798
Capital Power US Holdings, Inc.
217,000 5.257%,  6/1/2028
c
221,141
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 99,756
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 55,623
175,000 4.125%,  5/15/2049 143,068
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 72,882
Consumers Energy Company
221,000 4.350%,  4/15/2049 189,813
Dominion Energy, Inc.
18,000 6.875%,  2/1/2055
d
18,920
18,000 7.000%,  6/1/2054
d
19,661
DTE Electric Company
95,000 3.700%,  3/15/2045 75,780
135,000 3.700%,  6/1/2046 106,224
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 193,735
Duke Energy Corporation
26,000 6.450%,  9/1/2054
d
27,489
214,000 5.450%,  6/15/2034 223,114
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 134,154
Enel Finance International NV
200,000 5.125%,  6/26/2029
c
204,943
Entergy Louisiana, LLC
123,000 5.800%,  3/15/2055 126,652
Exelon Corporation
190,000 4.700%,  4/15/2050 165,008
376,000 4.450%,  4/15/2046 321,862
FirstEnergy Corporation
165,000 4.850%,  7/15/2047 146,595
Georgia Power Company
113,000 4.950%,  5/17/2033 115,351
68,000 5.250%,  3/15/2034 70,190
Hawaiian Electric Company, Inc.
24,000 6.000%,  10/1/2033
c
24,264
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 81,094
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
134,546
Lightning Power, LLC
83,000 7.250%,  8/15/2032
c
87,918
Long Ridge Energy, LLC
61,000 8.750%,  2/15/2032
c
63,072
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 162,415
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 81,977

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.3% Value
Utilities  0.2% - continued
NextEra Energy Capital Holdings,
Inc.
$ 166,000 5.900%,  3/15/2055 $ 171,664
111,000 5.300%,  3/15/2032 115,685
NiSource, Inc.
18,000 6.375%,  3/31/2055
d
18,566
245,000 5.650%,  2/1/2045 244,828
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
c
26,627
82,000 5.250%,  6/15/2029
c
82,355
24,000 5.750%,  7/15/2029
c
24,091
32,000 6.000%,  2/1/2033
c
32,643
215,000 5.750%,  1/15/2034
c
216,516
87,000 6.250%,  11/1/2034
c
89,576
Pacific Gas and Electric Company
137,000 5.550%,  5/15/2029 141,033
114,000 4.550%,  7/1/2030 113,276
70,000 5.800%,  5/15/2034 72,545
PG&E Corporation
34,000 5.000%,  7/1/2028 33,763
PPL Capital Funding, Inc.
174,000 5.250%,  9/1/2034 178,397
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 113,041
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 146,504
Public Service Enterprise Group,
Inc.
246,000 4.900%,  3/15/2030 251,088
RWE Finance US, LLC
150,000 5.875%,  9/18/2055
c
147,732
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 269,401
Southern California Edison
Company
77,000 5.450%,  3/1/2035 78,057
Southern Company
265,000 5.113%,  8/1/2027 269,468
210,000 4.850%,  3/15/2035 207,926
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 131,459
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 82,150
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
67,912
24,000 6.250%,  2/1/2034
c
24,611
24,000 6.500%,  2/1/2036
c
24,857
TerraForm Power Operating, LLC
200,000 5.000%,  1/31/2028
c
199,261
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 46,276
191,000 4.600%,  12/1/2048 167,104
Vistra Corporation
36,000 8.000%,  10/15/2026
c,d,j
36,883
90,000 7.000%,  12/15/2026
c,d,j
90,892
Vistra Operations Company, LLC
86,000 5.000%,  7/31/2027
c
86,047
Principal
Amount Long-Term Fixed Income  8.3% Value
Utilities  0.2% - continued
$ 250,000 5.250%,  10/15/2035
c
$ 248,322
VoltaGrid, LLC
37,000 7.375%,  11/1/2030
c,g
37,631
Xcel Energy, Inc.
103,000 4.600%,  6/1/2032 102,284
78,000 5.600%,  4/15/2035 80,925
Total 8,881,196
Total Long-Term Fixed Income
(cost $458,600,195) 446,064,166
Shares Private Equity Funds 1.7% Value
Secondary  1.7%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,l
13,533,111
1 ASF IX, LP
*,b,l
10,450,241
1 ASF VIII Sidecar (Cayman), LP
*,b,l
2,615,625
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,l
10,511,637
1 LCP X (Offshore), LP
*,b,l
26,124,236
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,l
26,238,452
Total 89,473,302
Total Private Equity Funds
(cost $69,870,012) 89,473,302
Shares
Collateral Held for Securities
Loaned 0.1% Value
5,477,950 Thrivent Cash Management Trust 5,477,950
Total Collateral Held for
Securities Loaned
(cost $5,477,950) 5,477,950
Shares or
Principal
Amount Short-Term Investments 14.6% Value
Federal Home Loan Bank Discount
Notes
5,800,000 4.150%, 11/19/2025
m,n
5,788,184
400,000 3.960%, 12/3/2025
m,n
398,607
5,800,000 3.935%, 12/12/2025
m,n
5,774,287
9,800,000 3.889%, 12/17/2025
m,n
9,751,381
7,800,000 3.910%, 12/19/2025
m,n
7,759,657
300,000 3.855%, 1/2/2026
m,n
298,000
900,000 3.866%, 1/9/2026
m,n
893,333
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.110%, 11/21/2025
m,n
99,775
5,000,000 3.884%, 12/8/2025
m,n
4,979,944
6,500,000 3.900%, 12/23/2025
m,n
6,463,636
Federal National Mortgage
Association Discount Notes
200,000 4.025%, 12/2/2025
m,n
199,324
5,600,000 3.960%, 12/3/2025
m,n
5,580,493
1,800,000 3.955%, 12/4/2025
m,n
1,793,540
700,000 3.805%, 12/15/2025
m,n
696,675
7,000,000 3.860%, 12/22/2025
m,n
6,961,578
State Street Institutional U.S.
Government Money Market
Fund
238,531,766 4.014%
m
238,531,766

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  14.6% Value
Thrivent Core Short-Term Reserve
Fund
48,652,492 4.370% $ 486,524,921
U.S. Treasury Bills
100,000 3.887%, 12/18/2025
m,o
99,516
900,000 3.876%, 12/23/2025
m,p
895,153
1,100,000 3.854%, 1/8/2026
m,p
1,092,372
Total Short-Term Investments
(cost $784,461,334) 784,582,142
Total Investments (cost
$4,077,320,604) 100.5% $5,385,516,766
Other Assets and Liabilities, Net
(0.5%) (27,866,076)
Total Net Assets 100.0% $5,357,650,690
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $81,415,591 or
1.5% of total net assets.
d Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At October 31, 2025, $39,807 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of October 31,
2025 was $89,534,052 or 1.67% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 10,326,422
ASF IX, LP  3/18/2024 8,269,215
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,264,295
Credit Suisse Group AG  9/5/2018 225,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 7,280,000
LCP X (Offshore), LP  10/25/2023 19,857,498
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 21,872,582
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 4,169,155
Common Stock 1,131,909
Total lending $5,301,064
Gross amount payable upon return of
collateral for securities loaned $5,477,950
Net amounts due to counterparty $176,886
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,334,811,425
Gross unrealized depreciation (58,374,949)
Net unrealized appreciation (depreciation) $1,276,436,476
Cost for federal income tax purposes $4,132,838,053

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,159,206,378 2,159,206,378 – –
U.S. Unaffiliated 27,901,314 27,901,314 – –
Common Stock
Communications Services 134,348,127 134,348,127 – –
Consumer Discretionary 161,402,176 161,402,176 – –
Consumer Staples 46,347,039 46,347,039 – –
Energy 53,730,755 53,730,755 – –
Financials 212,108,289 212,108,289 – –
Health Care 171,740,973 171,740,973 – –
Industrials 168,558,767 167,978,568 580,199 –
Information Technology 455,053,404 445,712,980 9,340,424 –
Materials 54,608,682 53,995,305 613,377 –
Real Estate 41,983,828 41,983,828 – –
Utilities 52,732,931 52,732,931 – –
Long-Term Fixed Income
Asset-Backed Securities 10,167,533 – 10,167,533 –
Basic Materials 3,664,869 – 3,664,869 –
Capital Goods 7,568,923 – 7,568,923 –
Collateralized Mortgage Obligations 24,308,215 – 24,308,215 –
Commercial Mortgage-Backed Securities 5,649,835 – 5,649,835 –
Communications Services 10,832,235 – 10,832,235 –
Consumer Cyclical 14,980,820 – 14,980,820 –
Consumer Non-Cyclical 15,871,246 – 15,871,246 –
Energy 10,561,123 – 10,561,123 –
Financials 40,441,659 – 40,441,659 –
Foreign Government 902,325 – 902,325 –
Mortgage-Backed Securities 135,859,645 – 135,859,645 –
Technology 9,829,731 – 9,829,731 –
Transportation 2,772,603 – 2,772,603 –
U.S. Government & Agencies 143,772,208 – 143,772,208 –
Utilities 8,881,196 – 8,881,196 –
Private Equity Funds
Secondary 89,473,302 – – 89,473,302
Short-Term Investments 298,057,221 238,531,766 59,525,455 –
Subtotal Investments in Securities $4,573,317,352 $3,967,720,429 $516,123,621 $89,473,302
Other Investments  * Total
Affiliated Short-Term Investments 486,524,921
U.S. Affiliated Registered Investment Cos. 320,196,543
Collateral Held for Securities Loaned 5,477,950
Subtotal Other Investments $812,199,414
Total Investments at Value $5,385,516,766
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 31,711,105 31,711,105 – –
Total Asset Derivatives $31,711,105 $31,711,105 $– $–
Liability Derivatives
Futures Contracts 7,890,395 5,391,589 2,498,806 –
Credit Default Swaps 62,947 – 62,947 –
Total Liability Derivatives $7,953,342 $5,391,589 $2,561,753 $–
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
10/31/2025
Long-Term Fixed Income
Collateralized Mortgage
Obligations  $864,563 $- $41,185 $- $- $- ($905,748) $-
Private Equity Funds
Secondary 42,754,861 - 9,513,716 53,966,651 ($16,761,926) - - 89,473,302
Total  $43,619,424 $- $9,554,901 $53,966,651 ($16,761,926) $- ($905,748) $89,473,302
Investments in Securities
Ending Value
10/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $89,473,302
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $89,473,302

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling $55,949,430 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 337 December 2025 $ 37,805,462 $ 164,962
CBOT 2-Yr. U.S. Treasury Note 404 December 2025 84,209,033 (79,188)
CBOT 5-Yr. U.S. Treasury Note 454 December 2025 49,586,361 (4,594)
CBOT U.S. Long Bond 150 December 2025 17,167,980 428,895
CME E-mini Russell 2000 Index 16 December 2025 1,952,431 39,489
CME E-mini S&P 500 Index 2,312 December 2025 768,697,006 25,937,394
CME E-mini S&P Mid-Cap 400 Index 1 December 2025 334,672 (8,902)
CME Ultra Long Term U.S. Treasury Bond 159 December 2025 18,639,487 644,231
Ultra 10-Yr. U.S. Treasury Note 176 December 2025 20,083,738 241,512
Total Futures Long Contracts $ 998,476,170 $ 27,363,799
CME E-mini Russell 2000 Index (351) December 2025 ( $ 42,846,142) ( $ 851,602)
CME E-mini S&P Mid-Cap 400 Index (429) December 2025 (143,300,727) 3,545,397
CME Euro Foreign Exchange Currency (218) December 2025 (32,188,426) 709,225
Eurex Euro STOXX 50 Index (777) December 2025 (48,317,820) (2,498,806)
ICE mini MSCI EAFE Index (835) December 2025 (115,982,914) (1,213,511)
ICE US mini MSCI Emerging Markets Index (892) December 2025 (59,545,168) (3,233,792)
Total Futures Short Contracts ( $ 442,181,197) ($3,543,089)
Total Futures Contracts $ 556,294,973 $23,820,710

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Fund's credit default swap contracts held as of October 31, 2025. Investments totaling $1,987,525 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 20,540,000) $ – ( $ 62,947) ( $ 62,947)
Total Credit Default Swaps $– ($62,947) ($62,947)
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 709,225
Total Foreign Exchange Contracts 709,225
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 29,522,280
Total Equity Contracts 29,522,280
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,479,600
Total Interest Rate Contracts 1,479,600
Total Asset Derivatives $31,711,105
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,806,613
Total Equity Contracts 7,806,613
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 83,782
Total Interest Rate Contracts 83,782
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 62,947
Total Credit Contracts 62,947
Total Liability Derivatives $7,953,342
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (6,074,512)
Total Interest Rate Contracts (6,074,512)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 74,894,912
Total Return Swaps Net realized gains/(losses) on Swap agreements (912,263)
Total Equity Contracts 73,982,649
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (2,356,515)
Total Foreign Exchange Contracts (2,356,515)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 1,743,073
Total Credit Contracts 1,743,073
Total $67,294,695
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,525)
Total Foreign Exchange Contracts (5,525)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 22,726,152
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,049,235
Total Equity Contracts 23,775,387
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,527,529
Total Interest Rate Contracts 7,527,529
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (62,947)
Total Credit Contracts (62,947)
Total $31,234,444
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended October
31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $816,055,865
Futures - Short (411,910,727)
Total Return Swaps - Short (832,980)
Interest Rate Contracts
Futures - Long 258,408,972
Foreign Exchange Contracts
Futures - Short (39,499,238)
Credit Contracts
Credit Default Swaps - Sell Protection 751,684

Moderately Aggressive Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $34,381 $2,107 $2,051 $36,902 4,189 0.7%
Core Emerging Markets Equity 73,130 2,280 – 93,937 7,700 1.8
Core International Equity 121,163 17,504 – 164,656 12,834 3.1
Core Low Volatility Equity 3,474 269 3,776 – – –
Core Mid Cap Value 63,770 5,763 66,007 – – –
Core Small Cap Value 49,357 5,781 25,400 24,701 2,294 0.5
Global Stock, Class S 226,130 25,742 – 270,917 8,456 5.0
High Yield, Class S 25,446 1,647 332 27,135 6,325 0.5
Income, Class S 73,122 3,291 5,087 72,883 8,739 1.4
International Equity, Class S 293,763 8,508 – 360,404 27,723 6.7
Large Cap Growth, Class S 508,359 30,919 – 634,207 24,534 11.8
Large Cap Value, Class S 423,212 35,010 – 482,993 14,465 9.0
Mid Cap Stock, Class S 268,198 10,983 85,010 188,461 5,098 3.5
Short-Term Bond, Class S 41,561 1,735 2,123 41,838 3,326 0.8
Small Cap Stock, Class S 80,371 1,483 0 80,370 2,514 1.5
Total U.S. Affiliated Registered Investment
Companies 2,285,437 2,479,404 46.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 698,970 230,229 442,674 486,525 48,652 9.1
Total Affiliated Short-Term Investments 698,970 486,525 9.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,793 370,167 371,482 5,478 5,478 0.1
Total Collateral Held for Securities Loaned 6,793 5,478 0.1
Total Value $2,991,200 $2,971,407
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($415) $2,880 $– $2,107
Core Emerging Markets Equity – 18,527 – 2,280
Core International Equity – 25,989 – 4,479
Core Low Volatility Equity Fund 699 (666) 129 140
Core Mid Cap Value 9,338 (12,864) 4,532 1,231
Core Small Cap Value 1,562 (6,599) 4,957 824
Global Stock, Class S – 19,045 21,459 4,283
High Yield, Class S (43) 417 – 1,647
Income, Class S (1,063) 2,620 – 3,295
International Equity, Class S – 58,133 – 8,508
Large Cap Growth, Class S – 94,929 30,355 563
Large Cap Value, Class S – 24,771 28,373 6,635
Mid Cap Stock, Class S 15,446 (21,156) 9,595 1,389
Short-Term Bond, Class S (19) 684 – 1,734
Small Cap Stock, Class S (0) (1,484) 1,059 425
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 15 (15) – 24,987
Total Income/Non Cash Income from Affiliated Investments $64,527
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 29
Total Affiliated Income from Securities Loaned, Net $29
Total $25,520 $205,211 $100,459

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   39.4% Value
U.S. Affiliated   39.1%
3,785,276 Thrivent Core Emerging Markets
Debt Fund $ 33,348,278
934,971 Thrivent Core Emerging Markets
Equity Fund 11,406,643
1,539,890 Thrivent Core International Equity
Fund 19,756,790
162,249 Thrivent Core Small Cap Value
Fund 1,747,421
85,853 Thrivent Global Stock Fund, Class
S 2,750,745
5,719,317 Thrivent High Yield Fund, Class S 24,535,869
7,900,823 Thrivent Income Fund, Class S 65,892,868
2,420,399 Thrivent International Equity Fund,
Class S 31,465,187
3,434,435 Thrivent Large Cap Growth Fund,
Class S 88,780,145
3,867,306 Thrivent Large Cap Value Fund,
Class S 129,129,331
361,966 Thrivent Mid Cap Stock Fund,
Class S 13,381,876
3,006,636 Thrivent Short-Term Bond Fund,
Class S 37,823,480
137,744 Thrivent Small Cap Stock Fund,
Class S 4,403,691
Total 464,422,324
U.S. Unaffiliated   0.3%
233 Health Care Select Sector SPDR
Fund 33,610
1,762 Invesco QQQ Trust Series 1 1,108,421
6,062 Invesco Senior Loan ETF
a
126,696
315 iShares Semiconductor ETF 96,563
3,782 SPDR S&P 500 ETF Trust 2,579,551
493 State Street SPDR S&P Biotech
ETF 55,566
180 VanEck Semiconductor ETF 65,344
Total 4,065,751
Total Registered Investment
Companies (cost $311,109,485) 468,488,075
Principal
Amount Long-Term Fixed Income 33.9% Value
Asset-Backed Securities  0.8%
Access Group, Inc.
$ 18,953
4.797%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,c
18,947
ALLO Issuer, LLC
550,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
b
555,451
Balboa Bay Loan Funding, Ltd.
500,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
b,c
499,241
375,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
b,c
375,270
Barings CLO, Ltd.
500,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
b,c
500,247
Principal
Amount Long-Term Fixed Income  33.9% Value
Asset-Backed Securities  0.8% - continued
Battalion CLO XIV, Ltd.
$ 325,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
b,c
$ 324,995
CarVal CLO I, Ltd.
400,000
5.744%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
b,c
400,444
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
288,148
Commonbond Student Loan Trust
12,993
4.606%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,c
12,851
Foundation Finance Trust
93,296
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
88,601
GSAA Home Equity Trust
886,348
4.263%,  8/25/2034, Ser.
2004-10, Class M2
c
824,289
Hertz Vehicle Financing III, LLC
300,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
b
302,787
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
b
482,298
HTAP Issuer Trust
337,143
6.500%,  4/25/2042, Ser.
2024-2, Class A
b
336,146
Laurel Road Prime Student Loan
Trust
122,806
5.970%,  11/25/2043, Ser.
2018-D, Class A
b,c
117,179
LCM 41, Ltd.
200,000
5.905%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
b,c
200,202
MFA Trust
303,067
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
303,418
National Collegiate Trust
54,708
4.890%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,c
53,534
Oak Street Investment
336,747
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
323,513
Palmer Square Loan Funding, Ltd.
275,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
b,c
272,223
Point Securitization Trust
575,000
5.750%,  9/25/2055, Ser.
2025-2, Class A1
b
571,730
PRET, LLC
627,641
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
b,d
629,950
272,952
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
b,d
274,590

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Asset-Backed Securities  0.8% - continued
PRPM, LLC
$ 440,147
5.729%,  7/25/2030, Ser.
2025-5, Class A1
b,d
$ 440,393
Sunnova Hestia II Issuer, LLC
318,079
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,e
318,629
Unlock HEA Trust
290,066
7.000%,  4/25/2039, Ser.
2024-1, Class A
b
289,294
388,925
6.500%,  10/25/2039, Ser.
2024-2, Class A
b
388,087
VOLT CVI, LLC
262,749
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b,d
262,323
VOLT XCIX, LLC
132,011
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
b
131,884
Total 9,586,664
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
59,000 8.625%,  6/15/2029
b
62,440
Alumina, Pty. Ltd.
82,000 6.125%,  3/15/2030
b
84,061
Avient Corporation
60,000 6.250%,  11/1/2031
b
61,257
Axalta Coating Systems Dutch
Holding B BV
60,000 7.250%,  2/15/2031
b
62,908
Cascades, Inc./Cascades USA,
Inc.
70,000 6.750%,  7/15/2030
b
71,605
Celanese US Holdings, LLC
68,000 6.850%,  11/15/2028 70,436
28,000 6.500%,  4/15/2030
a
27,766
34,000 6.629%,  7/15/2032 34,163
62,000 6.750%,  4/15/2033
a
61,052
Cerdia Finanz GmbH
68,000 9.375%,  10/3/2031
b
70,843
Chemours Company
95,000 5.750%,  11/15/2028
b
91,032
Cleveland-Cliffs, Inc.
115,000 4.625%,  3/1/2029
a,b
112,383
46,000 6.875%,  11/1/2029
b
47,238
75,000 4.875%,  3/1/2031
b
70,902
27,000 7.375%,  5/1/2033
b
27,934
35,000 6.250%,  10/1/2040
a
29,782
Consolidated Energy Finance SA
207,000 5.625%,  10/15/2028
a,b
140,570
CVR Partners, LP/CVR Nitrogen
Finance Corporation
74,000 6.125%,  6/15/2028
b
73,930
Eastman Chemical Company
155,000 5.000%,  8/1/2029 157,814
First Quantum Minerals, Ltd.
30,000 9.375%,  3/1/2029
b
31,744
87,000 8.625%,  6/1/2031
b
91,115
Fortescue Treasury, Pty. Ltd.
21,000 4.500%,  9/15/2027
b
20,916
Principal
Amount Long-Term Fixed Income  33.9% Value
Basic Materials  0.3% - continued
$ 18,000 5.875%,  4/15/2030
b
$ 18,571
36,000 6.125%,  4/15/2032
b
37,565
Glencore Funding, LLC
193,000 4.000%,  3/27/2027
b
192,387
200,000 4.907%,  4/1/2028
b
203,169
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,237
INEOS Finance plc
104,000 7.500%,  4/15/2029
a,b
96,839
Magnera Corporation
76,000 7.250%,  11/15/2031
b
65,623
Mercer International, Inc.
45,000 12.875%,  10/1/2028
b
37,361
41,000 5.125%,  2/1/2029 26,510
Methanex Corporation
35,000 5.250%,  12/15/2029
a
34,898
33,000 5.650%,  12/1/2044
a
28,712
Methanex US Operations, Inc.
36,000 6.250%,  3/15/2032
b
36,622
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
b
58,716
24,000 8.500%,  5/1/2030
a,b
25,021
17,000 7.000%,  4/1/2031
b
17,599
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 52,009
Novelis Corporation
36,000 4.750%,  1/30/2030
b
34,797
45,000 3.875%,  8/15/2031
b
41,234
Olin Corporation
39,000 6.625%,  4/1/2033
b
38,621
Qnity Electronics, Inc.
105,000 5.750%,  8/15/2032
b
106,851
Smurfit Kappa Treasury, ULC
133,000 5.777%,  4/3/2054 135,394
SNF Group SACA
105,000 3.375%,  3/15/2030
b
97,123
Solstice Advanced Materials, Inc.
43,000 5.625%,  9/30/2033
b
43,034
Steel Dynamics, Inc.
70,000 5.250%,  5/15/2035 71,805
SunCoke Energy, Inc.
136,000 4.875%,  6/30/2029
b
126,980
Taseko Mines, Ltd.
72,000 8.250%,  5/1/2030
b
76,123
WR Grace Holdings, LLC
86,000 6.625%,  8/15/2032
b
83,065
Total 3,318,757
Capital Goods  0.6%
Advanced Drainage Systems, Inc.
71,000 6.375%,  6/15/2030
b
72,330
AECOM
83,000 6.000%,  8/1/2033
b
85,180
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
40,000 7.000%,  5/21/2030
b
41,283
Amphenol Corporation
190,000 5.300%,  11/15/2055
f
184,895

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Capital Goods  0.6% - continued
Amrize Finance US, LLC
$ 94,000 5.400%,  4/7/2035
b
$ 97,068
Amsted Industries, Inc.
15,000 4.625%,  5/15/2030
b
14,679
80,000 6.375%,  3/15/2033
b
82,795
ATI, Inc.
69,000 7.250%,  8/15/2030 72,455
Axon Enterprise, Inc.
35,000 6.125%,  3/15/2030
b
35,946
35,000 6.250%,  3/15/2033
b
36,176
BAE Systems plc
200,000 5.250%,  3/26/2031
b
207,884
Ball Corporation
43,000 3.125%,  9/15/2031 39,185
Boeing Company
156,000 5.040%,  5/1/2027 157,521
81,000 6.259%,  5/1/2027 83,234
90,000 6.388%,  5/1/2031 97,883
183,000 5.705%,  5/1/2040 186,600
Bombardier, Inc.
49,000 6.000%,  2/15/2028
b
49,117
41,000 7.250%,  7/1/2031
b
43,518
100,000 7.000%,  6/1/2032
a,b
104,989
20,000 6.750%,  6/15/2033
b
20,995
41,000 7.450%,  5/1/2034
b
45,547
Brundage-Bone Concrete
Pumping Holdings, Inc.
90,000 7.500%,  2/1/2032
b
90,805
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
b
69,296
19,000 6.375%,  3/1/2034
b
19,677
39,000 6.750%,  5/15/2035
b
40,948
Canpack SA/Canpack US, LLC
112,000 3.875%,  11/15/2029
b
106,384
Chart Industries, Inc.
52,000 7.500%,  1/1/2030
b
54,231
Clean Harbors, Inc.
36,000 6.375%,  2/1/2031
b
36,883
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
b
14,056
67,000 6.875%,  1/15/2030
b
67,669
25,000 8.750%,  4/15/2030
b
25,051
38,000 6.750%,  4/15/2032
b
38,129
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,410
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
b
111,027
EquipmentShare.com, Inc.
25,000 9.000%,  5/15/2028
b
25,189
51,000 8.625%,  5/15/2032
b
51,468
ESAB Corporation
67,000 6.250%,  4/15/2029
b
68,565
General Dynamics Corporation
44,000 4.950%,  8/15/2035 44,935
GFL Environmental, Inc.
110,000 4.000%,  8/1/2028
b
107,608
Herc Holdings, Inc.
22,000 5.500%,  7/15/2027
b
21,995
57,000 6.625%,  6/15/2029
b
58,862
Principal
Amount Long-Term Fixed Income  33.9% Value
Capital Goods  0.6% - continued
$ 51,000 7.000%,  6/15/2030
b
$ 53,381
37,000 7.250%,  6/15/2033
a,b
39,009
Ingersoll Rand, Inc.
34,000 5.700%,  8/14/2033 36,172
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 113,860
40,000 6.150%,  9/1/2036 44,787
Martin Marietta Materials, Inc.
68,000 5.150%,  12/1/2034 69,555
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
b
56,027
Nesco Holdings II, Inc.
52,000 5.500%,  4/15/2029
b
50,837
New Enterprise Stone and Lime
Company, Inc.
103,000 5.250%,  7/15/2028
b
102,549
Nordson Corporation
134,000 5.600%,  9/15/2028 138,831
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 244,423
OI European Group BV
117,000 4.750%,  2/15/2030
b
110,289
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
b
55,012
28,000 7.375%,  6/1/2032
b
27,394
Quikrete Holdings, Inc.
175,000 6.375%,  3/1/2032
b
181,512
QXO Building Products, Inc.
59,000 6.750%,  4/30/2032
b
61,080
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026 170,501
Resideo Funding, Inc.
72,000 6.500%,  7/15/2032
b
73,698
Reworld Holding Corporation
85,000 4.875%,  12/1/2029
b
79,870
Roller Bearing Company of
America, Inc.
40,000 4.375%,  10/15/2029
b
39,198
RTX Corporation
44,000 6.400%,  3/15/2054 49,455
200,000 4.450%,  11/16/2038 188,754
177,000 4.500%,  6/1/2042 160,888
Sealed Air Corporation/Sealed Air
Corporation (US)
55,000 6.125%,  2/1/2028
b
55,715
Siemens Funding BV
144,000 5.800%,  5/28/2055
b
153,648
Smyrna Ready Mix Concrete, LLC
123,000 8.875%,  11/15/2031
b
129,519
Sonoco Products Company
123,000 4.600%,  9/1/2029 123,794
Spirit AeroSystems, Inc.
230,000 4.600%,  6/15/2028 231,688
21,000 9.750%,  11/15/2030
b
23,072
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
b
24,919
Standard Building Solutions, Inc.
39,000 6.500%,  8/15/2032
b
40,092
93,000 6.250%,  8/1/2033
b
94,837

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Capital Goods  0.6% - continued
Standard Industries, Inc./NY
$ 35,000 4.750%,  1/15/2028
b
$ 34,886
35,000 3.375%,  1/15/2031
b
31,874
TopBuild Corporation
24,000 4.125%,  2/15/2032
b
22,604
21,000 5.625%,  1/31/2034
b
21,085
Trane Technologies Financing, Ltd.
82,000 5.100%,  6/13/2034 84,279
TransDigm, Inc.
63,000 6.750%,  8/15/2028
b
64,243
182,000 7.125%,  12/1/2031
b
189,874
100,000 6.625%,  3/1/2032
b
103,408
90,000 6.000%,  1/15/2033
b
91,429
11,000 6.250%,  1/31/2034
b
11,368
21,000 6.750%,  1/31/2034
b
21,762
United Rentals North America, Inc.
100,000 4.875%,  1/15/2028 99,925
90,000 4.000%,  7/15/2030 86,433
Waste Pro USA, Inc.
51,000 7.000%,  2/1/2033
b
53,011
WESCO Distribution, Inc.
36,000 6.375%,  3/15/2029
b
37,194
25,000 6.625%,  3/15/2032
b
26,130
56,000 6.375%,  3/15/2033
b
58,499
Total 6,925,838
Collateralized Mortgage Obligations  2.0%
A&D Mortgage Trust
286,865
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
b,d
290,460
Alternative Loan Trust
113,008
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 57,008
BINOM Securitization Trust
176,557
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,c
163,374
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
b,d
498,260
Chase Home Lending Mortgage
Trust
425,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
b,c
434,623
CHNGE Mortgage Trust
174,604
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,d
175,549
Citicorp Mortgage Securities, Inc.
168,328
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 155,472
COLT Mortgage Loan Trust
348,569
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,c
316,516
Countrywide Alternative Loan Trust
114,007
3.961%,  10/25/2035, Ser.
2005-43, Class 4A1
c
97,681
369,415
7.000%,  10/25/2037, Ser.
2007-24, Class A10 122,954
Cross Mortgage Trust
361,569
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
b,c
363,700
Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations  2.0% -
continued
CSMC Trust
$ 185,711
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,c
$ 185,041
240,306
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
213,099
Federal Home Loan Mortgage
Corporation - REMIC
775,267
4.000%,  1/25/2051, Ser.
5249, Class LA 766,731
400,000
5.000%,  1/25/2055, Ser.
5490, Class LB 392,828
750,000
5.250%,  2/25/2055, Ser.
5508, Class AY 756,594
400,000
5.250%,  3/25/2055, Ser.
5519, Class CL 397,680
800,000
5.000%,  8/25/2055, Ser.
5569, Class BY 781,710
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 905,748
673,599
8.183%,  (SOFR30A +
4.000%), 11/25/2025, Ser.
5567, Class MB
c
686,916
135,032
3.000%,  2/15/2033, Ser.
4170, Class IG
g
8,344
159,433
3.000%,  3/15/2033, Ser.
4180, Class PI
g
12,406
575,784
4.500%,  10/15/2033, Ser.
2695, Class BH 579,707
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 546,750
Federal Home Loan Mortgage
Corporation - SLST
450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
390,395
Federal National Mortgage
Association - REMIC
550,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 545,357
475,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 464,018
538,994
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 439,232
96,009
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
1,689
Flagstar Mortgage Trust
666,243
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
b,c
557,484
210,624
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
191,177
GCAT Trust
285,720
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,c
261,647
557,058
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
b,c
565,044
GS Mortgage-Backed Securities
Trust
561,391
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,c
490,515
750,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
b,c
751,507
GSR Mortgage Loan Trust
272,750
5.294%,  9/25/2034, Ser.
2004-11, Class 2A2
c
265,996

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations  2.0% -
continued
HOMES Trust
$ 425,000
6.978%,  1/25/2068, Ser.
2023-NQM1, Class M1
b,c
$ 424,705
J.P. Morgan Mortgage Trust
411,094
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,c
345,024
311,794
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
267,207
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
b,d
351,425
Mello Mortgage Capital
Acceptance
461,693
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,c
386,326
Merrill Lynch Alternative Note
Asset Trust
77,493
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 24,920
Morgan Stanley Residential
Mortgage Loan Trust
575,000
7.379%,  9/25/2068, Ser.
2023-NQM1, Class M1
b,c
581,370
New Residential Mortgage Loan
Trust
900,478
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,c
754,327
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,c
331,564
Palisades Mortgage Loan Trust
109,965
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
b
109,671
PMT Loan Trust
650,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
669,923
700,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
b,c
702,832
PRET Trust
304,693
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
b,d
297,121
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
b,d
310,625
RCO IX Mortgage, LLC
408,759
6.513%,  4/25/2030, Ser.
2025-2, Class A1
b,d
410,113
Residential Accredit Loans, Inc.
Trust
66,061
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 59,164
Residential Asset Securitization
Trust
388,050
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 200,639
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
b,d
529,869
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
b,d
452,560
Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations  2.0% -
continued
Santander Mortgage Asset
Receivable Trust
$ 444,486
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
b,c
$ 443,967
Sequoia Mortgage Trust
350,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
b,c
351,075
169,318
3.571%,  9/20/2046, Ser.
2007-1, Class 4A1
c
110,999
Toorak Mortgage Trust
300,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
b,d
301,654
TRK Trust
260,480
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,c
236,084
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
b,d
350,238
Verus Securitization Trust
167,069
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,c
150,078
Vontive Mortgage Trust
600,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
b,d
609,056
Total 23,595,748
Commercial Mortgage-Backed Securities  0.4%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
469,547
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
b
317,448
BANK 2022-BNK39
2,720,252
0.414%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,g
60,281
BANK 2025-BNK49
2,694,441
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
c,g
126,706
450,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
c
475,903
BBCMS Mortgage Trust
3,970,749
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
250,527
400,000
5.015%,  9/15/2058, Ser.
2025-5C37, Class A3 409,322
2,878,312
1.804%,  10/15/2053, Ser.
2020-C8, Class XA
c,g
180,178
Benchmark Mortgage Trust
360,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
c
376,461
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
250,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
e
252,187
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
b
559,462

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Commercial Mortgage-Backed Securities  0.4%
- continued
Home Partners of America Trust
$ 575,697
2.302%,  12/17/2026, Ser.
2021-2, Class B
b
$ 560,581
452,301
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
408,955
HTAP Issuer Trust
613,450
6.500%,  11/25/2042, Ser.
2025-1, Class A
b
612,590
Morgan Stanley Capital I Trust
2,585,421
1.780%,  7/15/2053, Ser.
2020-HR8, Class XA
c,g
170,643
Total 5,230,791
Communications Services  0.8%
AMC Networks, Inc.
85,000 10.250%,  1/15/2029
b
89,237
American Tower Corporation
135,000 5.800%,  11/15/2028 140,748
135,000 2.900%,  1/15/2030 127,447
80,000 5.000%,  1/31/2030 81,946
187,000 4.900%,  3/15/2030 190,901
87,000 5.650%,  3/15/2033 91,640
AT&T, Inc.
135,000 5.700%,  3/1/2057
a
133,155
204,000 3.650%,  6/1/2051 146,601
301,000 3.500%,  9/15/2053 205,969
200,000 4.900%,  8/15/2037 195,183
Cable One, Inc.
25,000 4.000%,  11/15/2030
a,b
19,750
CCO Holdings, LLC/CCO Holdings
Capital Corporation
112,000 5.125%,  5/1/2027
b
111,354
16,000 5.000%,  2/1/2028
b
15,839
57,000 5.375%,  6/1/2029
b
56,255
170,000 4.750%,  3/1/2030
b
161,647
141,000 4.500%,  8/15/2030
b
132,175
54,000 4.250%,  2/1/2031
b
48,876
134,000 4.750%,  2/1/2032
a,b
121,313
36,000 4.500%,  6/1/2033
b
31,212
125,000 4.250%,  1/15/2034
a,b
104,965
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
171,000 5.850%,  12/1/2035 170,538
360,000 3.500%,  6/1/2041 259,681
Clear Channel Outdoor Holdings,
Inc.
72,000 7.875%,  4/1/2030
b
75,482
Comcast Corporation
204,000 5.350%,  5/15/2053 189,328
240,000 4.750%,  3/1/2044 211,688
Crown Castle, Inc.
133,000 4.900%,  9/1/2029 134,908
Deluxe Corporation
82,000 8.125%,  9/15/2029
b
85,905
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 398,892
DIRECTV Financing, LLC
19,000 8.875%,  2/1/2030
b
18,889
Principal
Amount Long-Term Fixed Income  33.9% Value
Communications Services  0.8% - continued
$ 64,000 8.875%,  2/1/2030
b
$ 63,621
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
108,000 5.875%,  8/15/2027
b
108,005
63,000 10.000%,  2/15/2031
b
62,741
FiberCop SPA
125,000 6.000%,  9/30/2034
b
117,726
Frontier Communications
Holdings, LLC
108,000 5.875%,  10/15/2027
b
107,917
Getty Images, Inc.
113,000 10.500%,  11/15/2030
b
113,924
Gray Media, Inc.
81,000 10.500%,  7/15/2029
b
87,288
59,000 7.250%,  8/15/2033
b
57,765
Iliad Holding SAS
93,000 8.500%,  4/15/2031
b
99,814
57,000 7.000%,  4/15/2032
b
58,332
Level 3 Financing, Inc.
18,000 3.625%,  1/15/2029
b
16,177
40,000 4.875%,  6/15/2029
a,b
38,250
43,000 4.000%,  4/15/2031
a,b
38,378
91,000 6.875%,  6/30/2033
b
93,210
94,000 7.000%,  3/31/2034
b
96,576
Lumen Technologies, Inc.
19,917 4.125%,  4/15/2030
b
19,655
McGraw-Hill Education, Inc.
104,000 5.750%,  8/1/2028
b
103,791
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 101,162
185,000 5.400%,  8/15/2054 178,145
251,000 4.600%,  11/15/2032 252,262
151,000 5.500%,  11/15/2045 149,694
Netflix, Inc.
138,000 5.375%,  11/15/2029
b
144,090
180,000 4.875%,  6/15/2030
b
184,418
Nexstar Media, Inc.
54,000 4.750%,  11/1/2028
a,b
53,152
Omnicom Group, Inc.
90,000 4.200%,  6/1/2030 89,327
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
64,000 4.625%,  3/15/2030
a,b
61,824
Paramount Global
30,000 6.375%,  3/30/2062
c
29,551
Rogers Communications, Inc.
28,000 7.000%,  4/15/2055
c
29,276
70,000 7.125%,  4/15/2055
c
74,922
166,000 5.000%,  2/15/2029 169,033
Scripps Escrow II, Inc.
59,000 3.875%,  1/15/2029
a,b
53,346
Sinclair Television Group, Inc.
41,000 8.125%,  2/15/2033
b
41,783
Sirius XM Radio, LLC
27,000 5.000%,  8/1/2027
b
26,937
65,000 4.000%,  7/15/2028
b
63,175
55,000 4.125%,  7/1/2030
b
51,767
86,000 3.875%,  9/1/2031
a,b
78,027
Snap, Inc.
42,000 6.875%,  3/15/2034
b
42,752

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Communications Services  0.8% - continued
SoftBank Corporation
$ 200,000 5.332%,  7/9/2035
b
$ 202,032
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 407,544
Take-Two Interactive Software, Inc.
81,000 5.600%,  6/12/2034 84,575
Telecom Italia Capital SA
36,000 6.000%,  9/30/2034
a
36,870
TELUS Corporation
97,000 6.625%,  10/15/2055
c
100,070
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 230,174
174,000 4.950%,  11/15/2035 172,789
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
109,000 4.750%,  4/15/2028
b
106,535
Univision Communications, Inc.
14,000 8.000%,  8/15/2028
b
14,412
174,000 4.500%,  5/1/2029
a,b
163,536
52,000 7.375%,  6/30/2030
b
52,175
61,000 8.500%,  7/31/2031
b
62,391
Verizon Communications, Inc.
310,000 3.400%,  3/22/2041 243,547
Viasat, Inc.
36,000 5.625%,  4/15/2027
b
35,971
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
b
37,488
Virgin Media Secured Finance plc
128,000 5.500%,  5/15/2029
b
125,649
Virgin Media Vendor Financing
Notes IV DAC
125,000 5.000%,  7/15/2028
b
122,487
VMED O2 UK Financing I plc
36,000 7.750%,  4/15/2032
b
37,320
Vodafone Group plc
41,000 4.125%,  6/4/2081
c
38,490
52,000 5.125%,  6/4/2081
c
41,946
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
b
127,192
WarnerMedia Holdings, Inc.
43,000 5.141%,  3/15/2052 32,680
179,000 4.054%,  3/15/2029 173,816
74,000 4.279%,  3/15/2032 67,779
214,000 5.050%,  3/15/2042 171,784
Windstream Services, LLC
54,000 7.500%,  10/15/2033
b
53,902
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
47,000 8.250%,  10/1/2031
b
47,994
Zegona Finance plc
67,000 8.625%,  7/15/2029
b
71,183
Ziggo BV
38,000 4.875%,  1/15/2030
b
35,866
Total 10,007,534
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
25,000 3.875%,  1/15/2028
b
24,549
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
$ 55,000 4.375%,  1/15/2028
b
$ 54,295
80,000 6.125%,  6/15/2029
b
82,208
64,000 5.625%,  9/15/2029
b
65,137
Adient Global Holdings, Ltd.
24,000 8.250%,  4/15/2031
a,b
25,071
37,000 7.500%,  2/15/2033
b
38,247
ADT Security Corporation
57,000 4.125%,  8/1/2029
b
55,198
57,000 4.875%,  7/15/2032
b
55,198
Advance Auto Parts, Inc.
82,000 7.000%,  8/1/2030
b
82,737
61,000 7.375%,  8/1/2033
a,b
61,762
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
204,000 4.625%,  6/1/2028
b
199,663
Allison Transmission, Inc.
28,000 3.750%,  1/30/2031
b
25,852
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 184,506
American Axle & Manufacturing,
Inc.
99,000 5.000%,  10/1/2029
a
94,082
43,000 6.375%,  10/15/2032
b
43,128
43,000 7.750%,  10/15/2033
b
43,061
Asbury Automotive Group, Inc.
61,000 5.000%,  2/15/2032
b
58,740
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
b
66,175
Aston Martin Capital Holdings, Ltd.
62,000 10.000%,  3/31/2029
b
55,140
Bath & Body Works, Inc.
29,000 6.950%,  3/1/2033 30,027
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
51,000 9.500%,  7/1/2032
b
51,318
Beach Acquisition Bidco, LLC
65,000 10.000%,  7/15/2033
b
69,788
Belron UK Finance plc
103,000 5.750%,  10/15/2029
b
104,356
Block Financial, LLC
216,000 5.375%,  9/15/2032 219,344
Boyd Gaming Corporation
67,000 4.750%,  6/15/2031
b
64,514
Brightstar Lottery plc
127,000 5.250%,  1/15/2029
b
126,682
Brinker International, Inc.
64,000 8.250%,  7/15/2030
b
67,792
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
120,000 4.875%,  2/15/2030
b
110,864
Caesars Entertainment, Inc.
175,000 4.625%,  10/15/2029
b
164,639
43,000 6.500%,  2/15/2032
b
43,358
39,000 6.000%,  10/15/2032
a,b
37,205
Carnival Corporation
43,000 5.125%,  5/1/2029
b
43,532
53,000 6.000%,  5/1/2029
b
53,795
86,000 5.750%,  8/1/2032
b
88,346
54,000 6.125%,  2/15/2033
b
55,683

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
Carvana Company
$ 61,000 11.000%,  6/1/2030
b
$ 63,707
142,600 9.000%,  6/1/2031
b
158,677
Churchill Downs, Inc.
35,000 4.750%,  1/15/2028
b
34,685
41,000 6.750%,  5/1/2031
b
41,920
Cushman & Wakefield US
Borrower, LLC
17,000 6.750%,  5/15/2028
b
17,135
Dana, Inc.
52,000 4.500%,  2/15/2032
a
50,894
Denso Corporation
212,000 4.282%,  9/17/2030
b
212,143
Dream Finders Homes, Inc.
64,000 6.875%,  9/15/2030
b
63,701
eG Global Finance plc
17,000 12.000%,  11/30/2028
b
18,620
Expedia Group, Inc.
186,000 5.400%,  2/15/2035 190,694
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 202,848
203,000 2.900%,  2/10/2029 189,195
169,000 7.122%,  11/7/2033 181,586
Forestar Group, Inc.
67,000 6.500%,  3/15/2033
b
68,636
FORVIA SE
97,000 8.000%,  6/15/2030
a,b
103,037
82,000 6.750%,  9/15/2033
b
83,179
Gap, Inc.
25,000 3.625%,  10/1/2029
b
23,521
30,000 3.875%,  10/1/2031
b
27,322
Garrett Motion Holdings, Inc./
Garrett LX I SARL
68,000 7.750%,  5/31/2032
b
71,564
General Motors Company
119,000 5.350%,  4/15/2028 121,868
General Motors Financial
Company, Inc.
65,000 5.400%,  5/8/2027 66,041
233,000 5.800%,  1/7/2029 242,733
177,000 4.900%,  10/6/2029 179,567
225,000 5.450%,  7/15/2030
a
233,141
58,000 5.625%,  4/4/2032 60,286
Genting New York, LLC/GENNY
Capital, Inc.
67,000 7.250%,  10/1/2029
b
69,365
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
34,000 8.375%,  1/15/2029
b
32,725
40,000 11.500%,  8/15/2029
b
41,014
86,000 8.750%,  1/15/2032
b
81,606
GLP Capital, LP
255,000 5.750%,  6/1/2028 262,236
Goodyear Tire & Rubber Company
35,000 4.875%,  3/15/2027 34,740
36,000 5.000%,  7/15/2029 34,265
56,000 5.250%,  4/30/2031 51,671
Group 1 Automotive, Inc.
64,000 6.375%,  1/15/2030
b
65,281
Hanesbrands, Inc.
40,000 9.000%,  2/15/2031
a,b
42,174
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
Hilton Domestic Operating
Company, Inc.
$ 159,000 4.875%,  1/15/2030 $ 158,770
17,000 4.000%,  5/1/2031
b
16,156
101,000 3.625%,  2/15/2032
b
93,048
41,000 5.750%,  9/15/2033
b
41,769
Home Depot, Inc.
120,000 4.250%,  4/1/2046 103,291
345,000 3.900%,  6/15/2047 278,243
Hyundai Capital America
225,000 1.800%,  1/10/2028
b
213,723
113,000 5.300%,  6/24/2029
b
116,154
Jacobs Entertainment, Inc.
90,000 6.750%,  2/15/2029
b
87,188
K Hovnanian Enterprises, Inc.
32,000 8.000%,  4/1/2031
b
32,695
KB Home
105,000 4.800%,  11/15/2029 104,168
Kingpin Intermediate Holdings,
LLC
107,000 7.250%,  10/15/2032
b
100,298
L Brands, Inc.
102,000 6.625%,  10/1/2030
b
104,839
57,000 6.875%,  11/1/2035 59,593
Las Vegas Sands Corporation
50,000 5.900%,  6/1/2027 50,941
232,000 5.625%,  6/15/2028 237,227
Lennar Corporation
144,000 5.200%,  7/30/2030 148,114
Life Time, Inc.
51,000 6.000%,  11/15/2031
b
51,717
Light & Wonder International, Inc.
33,000 7.250%,  11/15/2029
a,b
33,855
Lindblad Expeditions, LLC
42,000 7.000%,  9/15/2030
b
42,776
Lithia Motors, Inc.
60,000 4.625%,  12/15/2027
b
59,543
Live Nation Entertainment, Inc.
38,000 4.750%,  10/15/2027
b
37,878
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 134,286
184,000 2.625%,  4/1/2031 168,256
Macy's Retail Holdings, LLC
21,000 7.375%,  8/1/2033
b
22,129
40,000 4.500%,  12/15/2034 35,600
Marriott International, Inc./MD
85,000 5.100%,  4/15/2032 87,288
Marriott Ownership Resorts, Inc.
170,000 6.500%,  10/1/2033
b
167,622
Match Group Holdings II, LLC
77,000 4.125%,  8/1/2030
b
72,473
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
b
76,701
McDonald's Corporation
282,000 4.450%,  3/1/2047 244,032
Melco Resorts Finance, Ltd.
96,000 5.375%,  12/4/2029
b
94,539
145,000 7.625%,  4/17/2032
a,b
152,508
82,000 6.500%,  9/24/2033
b
82,399

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
Meritage Homes Corporation
$ 140,000 5.650%,  3/15/2035
a
$ 142,083
MGM Resorts International
36,000 4.625%,  9/1/2026 35,948
55,000 6.125%,  9/15/2029 55,996
Michaels Companies, Inc.
27,000 5.250%,  5/1/2028
b
25,212
Millrose Properties, Inc.
52,000 6.375%,  8/1/2030
b
52,678
61,000 6.250%,  9/15/2032
b
61,292
Muvico, LLC
59,000
9.000%,PIK 6.000%,
2/19/2029
b,h
63,856
NCL Corporation, Ltd.
64,000 5.875%,  1/15/2031
b
63,970
136,000 6.750%,  2/1/2032
b
139,748
53,000 6.250%,  9/15/2033
b
53,605
New Home Company, Inc.
40,000 8.500%,  11/1/2030
b
41,393
Nissan Motor Acceptance
Company, LLC
90,000 5.625%,  9/29/2028
b
89,933
90,000 6.125%,  9/30/2030
b
89,223
Nissan Motor Company, Ltd.
91,000 4.810%,  9/17/2030
b
85,350
PetSmart, LLC/PetSmart Finance
Corporation
141,000 7.500%,  9/15/2032
b
140,640
Phinia, Inc.
53,000 6.625%,  10/15/2032
b
54,518
Rakuten Group, Inc.
52,000 11.250%,  2/15/2027
b
56,153
118,000 9.750%,  4/15/2029
b
132,352
91,000 8.125%,  12/15/2029
b,c,i
95,077
Raven Acquisition Holdings, LLC
90,000 6.875%,  11/15/2031
b
91,969
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
43,000 4.625%,  4/16/2029
b
38,818
S&S Holdings, LLC
116,000 8.375%,  10/1/2031
b
110,818
Service Corporation International/
US
35,000 3.375%,  8/15/2030 32,524
25,000 4.000%,  5/15/2031 23,679
56,000 5.750%,  10/15/2032 56,815
Six Flags Entertainment
Corporation
17,000 7.250%,  5/15/2031
a,b
17,042
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
17,000 5.375%,  4/15/2027 16,925
68,000 5.250%,  7/15/2029 65,357
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
17,000 6.625%,  5/1/2032
a,b
17,262
Staples, Inc.
102,000 10.750%,  9/1/2029
b
98,846
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Cyclical  1.1% - continued
Station Casinos, LLC
$ 74,000 4.625%,  12/1/2031
b
$ 69,509
Stellantis Finance US, Inc.
200,000 5.750%,  3/18/2030
a,b
205,068
Tenneco, Inc.
75,000 8.000%,  11/17/2028
b
74,795
Toyota Motor Credit Corporation
156,000 4.800%,  5/15/2030 159,957
64,000 4.800%,  1/5/2034 65,311
Uber Technologies, Inc.
141,000 4.800%,  9/15/2034 141,026
174,000 4.800%,  9/15/2035 172,684
Vail Resorts, Inc.
29,000 5.625%,  7/15/2030
b
29,372
VICI Properties, LP/VICI Note
Company, Inc.
69,000 5.750%,  2/1/2027
b
69,806
99,000 4.125%,  8/15/2030
b
95,725
Victoria's Secret & Company
43,000 4.625%,  7/15/2029
a,b
41,391
Victra Holdings, LLC/Victra
Finance Corporation
51,000 8.750%,  9/15/2029
a,b
54,113
Viking Cruises, Ltd.
210,000 5.875%,  10/15/2033
b
213,479
Walmart, Inc.
170,000 4.500%,  9/9/2052 152,776
101,000 4.900%,  4/28/2035 103,859
Wayfair, LLC
26,000 7.250%,  10/31/2029
b
26,886
23,000 7.750%,  9/15/2030
b
24,262
Wynn Macau, Ltd.
112,000 6.750%,  2/15/2034
b
112,864
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
32,000 5.125%,  10/1/2029
b
31,991
84,000 7.125%,  2/15/2031
b
90,205
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
b
104,737
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
b
53,541
36,000 6.750%,  4/23/2030
b
34,269
Total 13,754,296
Consumer Non-Cyclical  1.2%
1261229 B.C., Ltd.
86,000 10.000%,  4/15/2032
b
89,897
Abbott Laboratories
237,000 4.750%,  11/30/2036 239,430
AbbVie, Inc.
65,000 5.400%,  3/15/2054 64,659
379,000 4.500%,  5/14/2035 372,502
149,000 5.350%,  3/15/2044 149,601
Acadia Healthcare Company, Inc.
53,000 5.000%,  4/15/2029
b
51,862
45,000 7.375%,  3/15/2033
a,b
46,519
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
b
147,202

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical  1.2% - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 110,000 4.625%,  1/15/2027
b
$ 109,771
117,000 3.500%,  3/15/2029
b
111,508
22,000 5.500%,  3/31/2031
b,f
22,174
90,000 5.750%,  3/31/2034
b,f
90,397
Altria Group, Inc.
65,000 4.875%,  2/4/2028 66,043
136,000 6.875%,  11/1/2033 152,961
Amgen, Inc.
35,000 4.200%,  2/22/2052 28,176
206,000 5.600%,  3/2/2043 209,121
Amneal Pharmaceuticals, LLC
21,000 6.875%,  8/1/2032
b
22,017
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
269,000 4.700%,  2/1/2036 266,338
Anheuser-Busch InBev Worldwide,
Inc.
175,000 5.450%,  1/23/2039 181,730
167,000 5.550%,  1/23/2049 169,402
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 163,607
BAT Capital Corporation
137,000 7.079%,  8/2/2043 154,441
Bausch + Lomb Corporation
21,000 8.375%,  10/1/2028
b
21,945
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 76,833
BellRing Brands, Inc.
31,000 7.000%,  3/15/2030
b
31,965
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 277,181
Bunge, Ltd. Finance Corporation
169,000 3.200%,  4/21/2031 158,656
47,000 4.650%,  9/17/2034 46,232
Cargill, Inc.
206,000 3.125%,  5/25/2051
b
141,603
85,000 5.375%,  10/23/2055
b
82,884
164,000 5.125%,  2/11/2035
b
168,710
Cencora, Inc.
105,000 5.150%,  2/15/2035 107,698
Central Garden & Pet Company
47,000 4.125%,  10/15/2030
a
44,649
Champ Acquisition Corporation
33,000 8.375%,  12/1/2031
b
35,147
CHS/Community Health Systems,
Inc.
86,000 6.000%,  1/15/2029
b
85,140
40,000 6.875%,  4/15/2029
a,b
36,265
44,000 4.750%,  2/15/2031
b
39,279
50,000 10.875%,  1/15/2032
a,b
53,902
91,000 9.750%,  1/15/2034
b
96,350
Cigna Group
224,000 4.875%,  9/15/2032 226,029
358,000 5.250%,  1/15/2036 363,633
Conagra Brands, Inc.
230,000 1.375%,  11/1/2027 217,170
206,000 5.750%,  8/1/2035 210,463
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical  1.2% - continued
Concentra Health Services, Inc.
$ 30,000 6.875%,  7/15/2032
b
$ 31,291
Constellation Brands, Inc.
110,000 2.875%,  5/1/2030 102,929
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
83,000 5.600%,  1/15/2031
b
83,279
CVS Health Corporation
79,000 7.000%,  3/10/2055
c
83,004
109,000 6.750%,  12/10/2054
c
113,276
141,000 5.450%,  9/15/2035 143,974
130,000 4.780%,  3/25/2038 122,145
184,000 6.000%,  6/1/2044 186,368
227,000 5.125%,  7/20/2045 206,295
DaVita, Inc.
63,000 3.750%,  2/15/2031
b
57,842
71,000 6.875%,  9/1/2032
b
73,551
40,000 6.750%,  7/15/2033
b
41,473
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
b
84,881
Eli Lilly & Company
69,000 5.500%,  2/12/2055 70,327
102,000 4.950%,  2/27/2063 94,132
171,000 4.550%,  10/15/2032 172,646
Embecta Corporation
32,000 6.750%,  2/15/2030
a,b
31,460
Encompass Health Corporation
54,000 4.500%,  2/1/2028 53,590
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
b
37,097
Energizer Holdings, Inc.
123,000 6.000%,  9/15/2033
b
118,824
General Mills, Inc.
54,000 4.950%,  3/29/2033 54,782
Grifols SA
81,000 4.750%,  10/15/2028
b
78,322
HCA, Inc.
155,000 5.250%,  3/1/2030 160,203
234,000 3.500%,  9/1/2030 224,824
175,000 4.600%,  11/15/2032 173,913
88,000 5.450%,  9/15/2034 90,545
HLF Financing SARL, LLC/
Herbalife International, Inc.
54,000 12.250%,  4/15/2029
b
58,385
40,000 4.875%,  6/1/2029
a,b
35,104
Illumina, Inc.
70,000 4.650%,  9/9/2026 70,186
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
b
196,226
Insulet Corporation
23,000 6.500%,  4/1/2033
b
23,963
IQVIA, Inc.
80,000 6.250%,  6/1/2032
b
83,381
Jazz Securities DAC
50,000 4.375%,  1/15/2029
b
48,990
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
204,000 3.000%,  5/15/2032 182,693

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical  1.2% - continued
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
$ 170,000 6.375%,  4/15/2066
b
$ 173,913
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
139,000 5.950%,  4/20/2035
b
145,473
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
67,000 9.000%,  2/15/2029
b
70,150
Kenvue, Inc.
211,000 4.850%,  5/22/2032 213,766
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 178,137
Kraft Heinz Foods Company
130,000 5.000%,  6/4/2042 119,959
136,000 4.375%,  6/1/2046 113,618
Lamb Weston Holdings, Inc.
37,000 4.125%,  1/31/2030
b
35,736
37,000 4.375%,  1/31/2032
b
35,273
LifePoint Health, Inc.
51,000 9.875%,  8/15/2030
b
55,060
43,000 11.000%,  10/15/2030
b
47,412
26,000 10.000%,  6/1/2032
b
27,655
Mars, Inc.
26,000 5.650%,  5/1/2045
b
26,499
Medline Borrower, LP/Medline Co-
Issuer, Inc.
42,000 6.250%,  4/1/2029
b
43,208
Mozart Debt Merger Sub, Inc.
174,000 3.875%,  4/1/2029
b
169,007
112,000 5.250%,  10/1/2029
b
111,574
Newell Brands, Inc.
36,000 6.375%,  9/15/2027 35,905
58,000 6.625%,  9/15/2029
a
56,721
65,000 6.375%,  5/15/2030 61,750
41,000 6.625%,  5/15/2032
a
38,540
Novartis Capital Corporation
104,000 4.700%,  9/18/2054 94,840
Organon & Company/Organon
Foreign Debt Co-Issuer BV
126,000 5.125%,  4/30/2031
a,b
96,584
Owens & Minor, Inc.
40,000 6.625%,  4/1/2030
a,b
30,446
PepsiCo, Inc.
135,000 4.200%,  7/18/2052 113,152
Performance Food Group, Inc.
79,000 4.250%,  8/1/2029
b
77,044
50,000 6.125%,  9/15/2032
b
51,335
Perrigo Finance Unlimited
Company
58,000 4.900%,  6/15/2030 56,734
33,000 6.125%,  9/30/2032 33,279
Pfizer Investment Enterprises,
Private Ltd.
306,000 5.300%,  5/19/2053 295,993
134,000 5.110%,  5/19/2043 130,104
Philip Morris International, Inc.
66,000 5.125%,  2/13/2031 68,215
204,000 5.375%,  2/15/2033 212,452
Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical  1.2% - continued
Post Holdings, Inc.
$ 52,000 4.625%,  4/15/2030
b
$ 50,416
119,000 4.500%,  9/15/2031
b
111,749
48,000 6.250%,  10/15/2034
b
48,562
Prime Healthcare Services, Inc.
132,000 9.375%,  9/1/2029
b
138,869
Radiology Partners, Inc.
63,000 8.500%,  7/15/2032
b
65,518
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
b
117,902
Royalty Pharma plc
115,000 5.150%,  9/2/2029 117,945
112,000 5.200%,  9/25/2035 112,205
Select Medical Corporation
35,000 6.250%,  12/1/2032
a,b
35,504
Simmons Foods, Inc.
101,000 4.625%,  3/1/2029
b
96,774
Sotera Health Holdings, LLC
36,000 7.375%,  6/1/2031
b
37,832
Spectrum Brands, Inc.
8,000 3.875%,  3/15/2031
b
6,470
Star Parent, Inc.
35,000 9.000%,  10/1/2030
b
37,372
Stryker Corporation
116,000 5.200%,  2/10/2035 119,550
Sysco Corporation
205,000 6.600%,  4/1/2040 229,057
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 136,128
200,000 5.650%,  7/5/2044 204,936
Tenet Healthcare Corporation
173,000 5.125%,  11/1/2027 172,807
83,000 4.375%,  1/15/2030 81,006
122,000 6.750%,  5/15/2031 126,573
Teva Pharmaceutical Finance
Company, LLC
36,000 6.150%,  2/1/2036 37,721
US Acute Care Solutions, LLC
105,000 9.750%,  5/15/2029
b
106,923
Whirlpool Corporation
36,000 6.500%,  6/15/2033 35,123
Wyeth, LLC
135,000 6.500%,  2/1/2034 152,784
Total 14,220,253
Energy  0.8%
Aethon United BR, LP/Aethon
United Finance Corporation
17,000 7.500%,  10/1/2029
b
17,637
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
b
71,955
Archrock Partners, LP/Archrock
Partners Finance Corporation
52,000 6.250%,  4/1/2028
b
52,221
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
36,000 5.875%,  6/30/2029
b
35,895
40,000 6.625%,  7/15/2033
b
40,715

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Energy  0.8% - continued
Baytex Energy Corporation
$ 55,000 8.500%,  4/30/2030
b
$ 56,383
20,000 7.375%,  3/15/2032
b
19,694
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
57,000 7.000%,  7/15/2029
b
59,132
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 231,333
Buckeye Partners, LP
49,000 4.500%,  3/1/2028
b
48,508
34,000 6.875%,  7/1/2029
b
35,212
16,000 6.750%,  2/1/2030
b
16,699
California Resources Corporation
43,000 8.250%,  6/15/2029
b
44,731
Cheniere Energy Partners, LP
444,000 4.500%,  10/1/2029 444,150
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 38,269
Civitas Resources, Inc.
25,000 8.375%,  7/1/2028
b
25,831
119,000 8.750%,  7/1/2031
b
122,339
60,000 9.625%,  6/15/2033
b
64,370
CNX Resources Corporation
40,000 6.000%,  1/15/2029
a,b
40,161
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
b
139,544
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
b
34,913
Comstock Resources, Inc.
51,000 6.750%,  3/1/2029
b
50,499
110,000 5.875%,  1/15/2030
b
104,688
ConocoPhillips Company
162,000 4.850%,  1/15/2032 165,863
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
b
231,042
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
b
75,193
Crescent Energy Finance, LLC
56,000 7.625%,  4/1/2032
b
54,294
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
77,000 8.625%,  3/15/2029
b
80,367
41,000 7.375%,  6/30/2033
b
41,595
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
b
29,726
Diamondback Energy, Inc.
184,000 5.750%,  4/18/2054 177,313
Eastern Energy Gas Holdings, LLC
186,000 5.800%,  1/15/2035 196,167
Enerflex, Ltd.
27,000 9.000%,  10/15/2027
b
27,554
Energy Transfer, LP
105,000 6.500%,  2/15/2056
c
104,049
110,000 4.000%,  10/1/2027 109,547
50,000 5.150%,  2/1/2043 45,253
275,000 6.000%,  6/15/2048 268,392
Principal
Amount Long-Term Fixed Income  33.9% Value
Energy  0.8% - continued
Enterprise Products Operating,
LLC
$ 175,000 3.300%,  2/15/2053 $ 119,783
Excelerate Energy, LP
40,000 8.000%,  5/15/2030
b
42,231
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 220,488
Genesis Energy LP/Genesis
Energy Finance Corporation
57,000 8.875%,  4/15/2030 60,074
141,000 7.875%,  5/15/2032 145,228
Halliburton Company
136,000 5.000%,  11/15/2045 123,717
Harvest Midstream I, LP
85,000 7.500%,  9/1/2028
b
85,931
Hess Midstream Operations, LP
78,000 4.250%,  2/15/2030
b
75,971
Hilcorp Energy I, LP/Hilcorp
Finance Company
99,000 5.750%,  2/1/2029
b
97,150
35,000 6.000%,  4/15/2030
b
34,131
79,000 6.250%,  4/15/2032
b
75,002
Howard Midstream Energy
Partners, LLC
36,000 7.375%,  7/15/2032
b
37,723
62,000 6.625%,  1/15/2034
b
63,892
ITT Holdings, LLC
105,000 6.500%,  8/1/2029
b
101,700
Kodiak Gas Services, LLC
43,000 6.500%,  10/1/2033
b
44,064
21,000 6.750%,  10/1/2035
b
21,626
Moss Creek Resources Holdings,
Inc.
18,000 8.250%,  9/1/2031
b
17,374
MPLX, LP
134,000 4.800%,  2/15/2031 135,132
272,000 4.950%,  9/1/2032 272,772
52,000 5.000%,  3/1/2033 52,104
Nabors Industries, Inc.
27,000 7.375%,  5/15/2027
b
27,377
88,000 9.125%,  1/31/2030
b
92,473
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
b
29,687
100,000 8.375%,  2/15/2032
b
102,251
Noble Finance II, LLC
72,000 8.000%,  4/15/2030
b
74,725
Northern Oil and Gas, Inc.
55,000 8.750%,  6/15/2031
b
56,055
Occidental Petroleum Corporation
50,000 5.000%,  8/1/2027 50,716
ONEOK, Inc.
99,000 5.700%,  11/1/2054 92,631
108,000 4.750%,  10/15/2031 108,006
65,000 5.600%,  4/1/2044 61,298
Ovintiv, Inc.
140,000 7.200%,  11/1/2031 154,644
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 55,594
97,000 7.875%,  9/15/2030
b
97,439

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Energy  0.8% - continued
Permian Resources Operating,
LLC
$ 67,000 6.250%,  2/1/2033
b
$ 68,168
Prairie Acquiror, LP
57,000 9.000%,  8/1/2029
b
58,503
Precision Drilling Corporation
47,000 6.875%,  1/15/2029
b
47,269
Range Resources Corporation
17,000 4.750%,  2/15/2030
b
16,635
Repsol E&P Capital Markets US,
LLC
200,000 5.976%,  9/16/2035
b
203,511
Rockies Express Pipeline, LLC
90,000 4.950%,  7/15/2029
b
89,226
Saturn Oil & Gas, Inc.
22,000 9.625%,  6/15/2029
a,b
22,258
SESI, LLC
43,000 7.875%,  9/30/2030
b
42,200
SM Energy Company
50,000 6.500%,  7/15/2028
a
50,444
24,000 7.000%,  8/1/2032
b
23,478
South Bow USA Infrastructure
Holdings, LLC
91,000 5.026%,  10/1/2029 91,925
38,000 5.584%,  10/1/2034 38,143
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
35,000 5.875%,  3/1/2027 34,991
Sunoco, LP
104,000 7.000%,  5/1/2029
b
108,106
85,000 5.875%,  3/15/2034
b
84,986
Sunoco, LP/Sunoco Finance
Corporation
54,000 5.875%,  3/15/2028 54,090
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
61,000 5.500%,  1/15/2028
b
60,632
52,000 7.375%,  2/15/2029
b
53,534
106,000 6.750%,  3/15/2034
b
105,185
Talos Production, Inc.
21,000 9.000%,  2/1/2029
b
21,592
Targa Resources Corporation
238,000 4.200%,  2/1/2033 226,602
TGNR Intermediate Holdings, LLC
73,000 5.500%,  10/15/2029
b
70,769
TotalEnergies Capital SA
93,000 5.275%,  9/10/2054 89,143
Transocean International, Ltd.
78,000 8.250%,  5/15/2029
b
78,457
113,250 8.750%,  2/15/2030
b
118,837
USA Compression Partners, LP/
USA Compression Finance
Corporation
60,000 7.125%,  3/15/2029
b
61,970
64,000 6.250%,  10/1/2033
b
64,246
Valaris, Ltd.
59,000 8.375%,  4/30/2030
b
61,532
Venture Global LNG, Inc.
128,000 8.125%,  6/1/2028
b
131,856
106,000 9.000%,  9/30/2029
b,c,i
99,075
Principal
Amount Long-Term Fixed Income  33.9% Value
Energy  0.8% - continued
$ 68,000 7.000%,  1/15/2030
a,b
$ 68,815
176,000 8.375%,  6/1/2031
b
180,688
70,000 9.875%,  2/1/2032
b
74,771
Venture Global Plaquemines LNG,
LLC
78,000 6.500%,  1/15/2034
b
81,701
39,000 7.750%,  5/1/2035
b
44,008
117,000 6.750%,  1/15/2036
b
123,916
Vital Energy, Inc.
54,000 7.750%,  7/31/2029
b
53,089
117,000 7.875%,  4/15/2032
b
110,724
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 142,012
68,000 6.150%,  4/1/2033 71,646
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 254,948
58,000 5.600%,  3/15/2035 60,182
Total 9,774,086
Financials  3.1%
Acrisure, LLC/Acrisure Finance,
Inc.
24,000 4.250%,  2/15/2029
b
23,040
35,000 7.500%,  11/6/2030
b
36,200
AEGON Funding Company, LLC
200,000 5.500%,  4/16/2027
b
203,228
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
151,000 6.100%,  1/15/2027 154,065
175,000 3.875%,  1/23/2028 173,666
173,000 5.375%,  12/15/2031 179,027
Agree, LP
95,000 5.625%,  6/15/2034 99,149
Air Lease Corporation
36,000 4.650%,  6/15/2026
c,i
35,465
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
35,000 4.250%,  10/15/2027
b
34,468
120,000 6.750%,  4/15/2028
b
122,179
49,000 7.000%,  1/15/2031
b
50,752
Ally Financial, Inc.
270,000 8.000%,  11/1/2031 307,383
54,000 6.700%,  2/14/2033 56,299
American Express Company
80,000 5.043%,  7/26/2028
c
81,266
77,000 5.085%,  1/30/2031
c
79,347
American Homes 4 Rent, LP
77,000 4.950%,  6/15/2030 78,455
American International Group, Inc.
266,000 5.125%,  3/27/2033 273,209
Americold Realty Operating
Partnership, LP
141,000 5.600%,  5/15/2032
a
142,606
Ameriprise Financial, Inc.
186,000 5.200%,  4/15/2035 190,147
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
b
29,561
85,000 4.875%,  6/30/2029
b
82,092
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,c
203,766

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  3.1% - continued
Aon North America, Inc.
$ 100,000 5.750%,  3/1/2054 $ 100,991
Apollo Debt Solutions BDC
138,000 6.700%,  7/29/2031 145,260
Ares Capital Corporation
116,000 5.875%,  3/1/2029 118,748
Ares Strategic Income Fund
249,000 5.450%,  9/9/2028
b
250,033
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 38,297
50,000 5.750%,  7/15/2054 50,050
Aviation Capital Group, LLC
100,000 5.125%,  4/10/2030
b
101,510
Avolon Holdings Funding, Ltd.
70,000 4.950%,  1/15/2028
b
70,693
165,000 5.750%,  3/1/2029
b
170,405
188,000 5.375%,  5/30/2030
b
192,931
Azorra Finance, Ltd.
91,000 7.750%,  4/15/2030
b
95,939
Banco Santander SA
200,000 4.175%,  3/24/2028
c
199,720
Bank of America Corporation
225,000 1.734%,  7/22/2027
c
221,023
172,000 3.824%,  1/20/2028
c
171,327
119,000 5.202%,  4/25/2029
c
121,876
180,000 2.087%,  6/14/2029
c
170,883
125,000 2.496%,  2/13/2031
c
116,066
325,000 1.922%,  10/24/2031
c
289,188
204,000 2.972%,  2/4/2033
c
186,028
409,000 4.571%,  4/27/2033
c
408,327
203,000 5.872%,  9/15/2034
c
217,605
80,000 5.468%,  1/23/2035
c
83,571
186,000 5.425%,  8/15/2035
c
190,178
275,000 3.846%,  3/8/2037
c
258,005
Bank of New York Mellon
Corporation
135,000 6.317%,  10/25/2029
c
143,535
Barclays plc
34,000 6.125%,  12/15/2025
c,i
34,039
204,000 6.496%,  9/13/2027
c
207,752
210,000 4.972%,  5/16/2029
c
213,108
200,000 4.942%,  9/10/2030
c
203,357
200,000 5.746%,  8/9/2033
c
210,271
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 179,618
BlackRock Funding, Inc.
66,000 5.250%,  3/14/2054 64,832
Blackstone Private Credit Fund
110,000 5.600%,  11/22/2029 111,255
164,000 5.050%,  9/10/2030 161,210
Blackstone Reg Finance
Company, LLC
82,000 4.950%,  2/15/2036
f
81,396
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 169,353
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
b
89,962
210,000 6.100%,  3/15/2028
b
211,622
130,000 6.750%,  4/4/2029 132,905
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  3.1% - continued
BNP Paribas SA
$ 200,000 5.283%,  11/19/2030
b,c
$ 205,226
Brookfield Asset Management,
Ltd.
25,000 6.077%,  9/15/2055 25,882
Brookfield Finance, Inc.
93,000 5.813%,  3/3/2055 93,332
Brown & Brown, Inc.
57,000 6.250%,  6/23/2055 59,944
59,000 5.550%,  6/23/2035 60,726
Burford Capital Global Finance,
LLC
82,000 9.250%,  7/1/2031
b
84,869
41,000 7.500%,  7/15/2033
b
40,479
Camden Property Trust
150,000 3.150%,  7/1/2029 144,489
Capital One Financial Corporation
46,000 5.700%,  2/1/2030
c
47,778
Capital One NA
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
269,630
Charles Schwab Corporation
136,000 6.136%,  8/24/2034
c
148,163
CHL Mortgage Pass-Through Trust
482,127
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 207,995
Chubb INA Holdings, LLC
138,000 4.350%,  11/3/2045 122,657
Citadel, LP
115,000 6.375%,  1/23/2032
b
121,159
Citibank NA
250,000 4.914%,  5/29/2030 257,218
Citigroup, Inc.
240,000 3.668%,  7/24/2028
c
237,956
225,000 3.520%,  10/27/2028
c
222,135
47,000 6.875%,  8/15/2030
c,i
48,428
215,000 4.952%,  5/7/2031
c
219,320
289,000 4.910%,  5/24/2033
c
292,456
167,000 6.174%,  5/25/2034
c
177,354
157,000 6.020%,  1/24/2036
c
164,252
75,000 5.174%,  9/11/2036
c
75,933
Citizens Financial Group, Inc.
80,000 5.718%,  7/23/2032
c
83,476
CNA Financial Corporation
99,000 5.125%,  2/15/2034 99,616
Comerica, Inc.
48,000 5.982%,  1/30/2030
c
49,938
Constellation Insurance, Inc.
81,000 6.800%,  1/24/2030
b
81,924
COPT Defense Properties, LP
166,000 4.500%,  10/15/2030 165,036
Corebridge Financial, Inc.
64,000 6.375%,  9/15/2054
c
65,894
102,000 4.350%,  4/5/2042 88,366
Countrywide Home Loans, Inc.
75,019
5.750%,  4/25/2037, Ser.
2007-3, Class A27 32,768
Cousins Properties, LP
36,000 5.375%,  2/15/2032 36,787
Credit Agricole SA
250,000 5.222%,  5/27/2031
b,c
256,354

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  3.1% - continued
$ 250,000 4.818%,  9/25/2033
b,c
$ 248,529
Credit Suisse Group AG
200,000 7.250%,  N/A
*,j
54,000
Deutsche Bank AG/New York, NY
150,000 5.297%,  5/9/2031
c
153,451
150,000 4.950%,  8/4/2031
c
151,409
300,000 3.729%,  1/14/2032
c
282,633
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
250,000 5.950%,  9/17/2030
b
242,248
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 166,599
220,000 4.625%,  5/15/2042 199,503
Encore Capital Group, Inc.
21,000 9.250%,  4/1/2029
b
22,046
92,000 8.500%,  5/15/2030
b
96,880
71,000 6.625%,  4/15/2031
b
70,460
EPR Properties
105,000 4.950%,  4/15/2028 105,980
ERP Operating, LP
143,000 4.950%,  6/15/2032 146,535
Essential Properties, LP
104,000 5.400%,  12/1/2035 104,269
F&G Global Funding
178,000 4.650%,  9/8/2028
b
178,576
Fairfax Financial Holdings, Ltd.
127,000 6.350%,  3/22/2054 134,363
First Citizens BancShares, Inc./NC
224,000 5.600%,  9/5/2035
c
223,187
FirstCash, Inc.
88,000 5.625%,  1/1/2030
b
88,132
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 123,228
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
b
141,574
Franklin BSP Capital Corporation
158,000 6.000%,  10/2/2030
b
155,005
Freedom Mortgage Holdings, LLC
81,000 9.250%,  2/1/2029
b
85,050
35,000 9.125%,  5/15/2031
b
37,206
51,000 8.375%,  4/1/2032
b
53,173
43,000 7.875%,  4/1/2033
b
44,170
FTAI Aviation Investors, LLC
37,000 5.500%,  5/1/2028
b
37,027
82,000 7.000%,  5/1/2031
b
85,932
50,000 7.000%,  6/15/2032
b
52,368
GGAM Finance, Ltd.
32,000 7.750%,  5/15/2026
b
32,055
36,000 8.000%,  6/15/2028
b
38,183
157,000 5.875%,  3/15/2030
b
158,766
Global Aircraft Leasing Company,
Ltd.
103,000 8.750%,  9/1/2027
b
106,043
Global Net Lease, Inc.
22,000 4.500%,  9/30/2028
b
21,576
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  3.1% - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 70,000 3.750%,  12/15/2027
b
$ 67,866
goeasy, Ltd.
58,000 9.250%,  12/1/2028
b
60,126
18,000 7.625%,  7/1/2029
b
18,130
83,000 6.875%,  2/15/2031
b
81,111
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,685
224,000 5.650%,  9/9/2030 225,478
Goldman Sachs Group, Inc.
204,000 6.484%,  10/24/2029
c
216,766
152,000 5.218%,  4/23/2031
c
156,863
85,000 1.992%,  1/27/2032
c
75,163
510,000 3.102%,  2/24/2033
c
467,921
113,000 4.939%,  10/21/2036
c
112,448
Goldman Sachs Private Credit
Corporation
81,000 5.875%,  5/6/2028
a,b
82,212
106,000 5.375%,  1/31/2029
b
106,118
Howard Hughes Corporation
23,000 4.125%,  2/1/2029
b
22,106
HSBC Holdings plc
62,000 6.875%,  9/11/2029
c,i
64,115
200,000 5.130%,  3/3/2031
c
204,647
224,000 5.741%,  9/10/2036
c
228,859
HUB International, Ltd.
100,000 7.250%,  6/15/2030
b
104,400
Huntington Bancshares, Inc./OH
165,000 5.709%,  2/2/2035
c
171,561
138,000 6.141%,  11/18/2039
c
142,928
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
12,000 6.250%,  5/15/2026 11,993
129,000 5.250%,  5/15/2027 126,768
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 147,196
216,000 4.950%,  1/15/2033 216,989
Jane Street Group/JSG Finance,
Inc.
56,000 4.500%,  11/15/2029
b
54,419
22,000 7.125%,  4/30/2031
b
23,086
36,000 6.125%,  11/1/2032
b
36,633
145,000 6.750%,  5/1/2033
b
151,260
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
b
26,513
109,000 6.625%,  10/15/2031
b
107,394
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
b
28,868
72,000 9.500%,  2/15/2029
b
75,872
28,000 8.250%,  5/15/2030
b
29,029
JPMorgan Chase & Company
150,000 2.947%,  2/24/2028
c
147,766
184,000 4.979%,  7/22/2028
c
186,650
275,000 4.203%,  7/23/2029
c
275,373
175,000 2.522%,  4/22/2031
c
162,651
265,000 1.953%,  2/4/2032
c
234,761
273,000 4.586%,  4/26/2033
c
274,074
204,000 4.912%,  7/25/2033
c
208,009
135,000 5.766%,  4/22/2035
c
143,975

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  3.1% - continued
$ 94,000 5.502%,  1/24/2036
c
$ 98,643
227,000 4.810%,  10/22/2036
c
226,276
124,000 5.534%,  11/29/2045
c
127,722
KeyBank NA/Cleveland, OH
169,000 5.000%,  1/26/2033 170,172
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 66,385
164,000 5.875%,  10/15/2035 165,584
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
b,c
19,549
Lincoln National Corporation
260,000 2.330%,  8/15/2030
b
235,793
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
c
210,522
200,000 4.425%,  11/4/2031
c,f
199,656
LPL Holdings, Inc.
189,000 4.900%,  4/3/2028 191,291
Macquarie AirFinance Holdings,
Ltd.
34,000 6.400%,  3/26/2029
b
35,739
83,000 5.150%,  3/17/2030
b
83,984
Macquarie Bank, Ltd.
212,000 5.642%,  8/13/2036
b,c
215,777
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 50,553
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
b
170,687
Molina Healthcare, Inc.
28,000 4.375%,  6/15/2028
b
27,272
42,000 6.250%,  1/15/2033
b
42,274
Morgan Stanley
98,000 5.516%,  11/19/2055
c
99,099
275,000 4.350%,  9/8/2026 275,502
136,000 5.164%,  4/20/2029
c
139,040
155,000 3.622%,  4/1/2031
c
150,536
136,000 5.250%,  4/21/2034
c
140,362
101,000 5.831%,  4/19/2035
c
107,689
69,000 5.587%,  1/18/2036
c
72,263
238,000 5.297%,  4/20/2037
c
242,027
MPT Operating Partnership, LP/
MPT Finance Corporation
100,000 8.500%,  2/15/2032
b
104,768
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 105,678
National Securities Clearing
Corporation
250,000 4.700%,  5/20/2030
b
255,719
NatWest Group plc
100,000 4.445%,  5/8/2030
c
100,180
202,000 6.475%,  6/1/2034
c
211,846
Navient Corporation
21,000 5.000%,  3/15/2027 20,876
23,000 5.500%,  3/15/2029 22,587
New York Life Global Funding
206,000 4.550%,  1/28/2033
b
205,867
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 212,042
North Haven Private Income Fund,
LLC
76,000 5.125%,  9/25/2028
b
75,481
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  3.1% - continued
Omega Healthcare Investors, Inc.
$ 292,000 3.625%,  10/1/2029 $ 280,617
114,000 5.200%,  7/1/2030 115,676
Omnis Funding Trust
132,000 6.722%,  5/15/2055
b
140,785
OneMain Finance Corporation
46,000 3.500%,  1/15/2027 45,255
54,000 3.875%,  9/15/2028 52,106
38,000 6.750%,  3/15/2032 38,563
170,000 7.125%,  9/15/2032 175,460
Osaic Holdings, Inc.
62,000 6.750%,  8/1/2032
b
64,052
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
98,000 4.875%,  5/15/2029
b
95,183
PennyMac Financial Services, Inc.
21,000 7.125%,  11/15/2030
b
21,987
59,000 6.875%,  5/15/2032
b
61,542
39,000 6.875%,  2/15/2033
b
40,343
21,000 6.750%,  2/15/2034
b
21,525
Phoenix Aviation Capital, Ltd.
65,000 9.250%,  7/15/2030
b
68,474
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
c
68,510
PRA Group, Inc.
55,000 8.375%,  2/1/2028
b
55,832
Prologis Targeted US Logistics
Fund, LP
135,000 5.250%,  4/1/2029
b
139,193
55,000 5.250%,  1/15/2035
b
56,328
Prologis, LP
91,000 5.250%,  3/15/2054 88,405
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
c
257,000
Regency Centers, LP
190,000 4.125%,  3/15/2028 190,156
101,000 5.250%,  1/15/2034 104,019
RenaissanceRe Holdings, Ltd.
186,000 5.800%,  4/1/2035 194,801
RGA Global Funding
65,000 5.500%,  1/11/2031
b
67,730
RHP Hotel Properties, LP/RHP
Finance Corporation
17,000 4.750%,  10/15/2027 16,962
35,000 4.500%,  2/15/2029
b
34,432
Rithm Capital Corporation
40,000 8.000%,  7/15/2030
b
40,547
RLJ Lodging Trust, LP
32,000 4.000%,  9/15/2029
b
30,218
Rocket Companies, Inc.
36,000 6.500%,  8/1/2029
b
37,340
63,000 6.125%,  8/1/2030
b
64,985
19,000 7.125%,  2/1/2032
b
19,948
60,000 6.375%,  8/1/2033
b
62,504
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
b
43,232
123,000 3.875%,  3/1/2031
b
115,626
20,000 4.000%,  10/15/2033
b
18,418

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  3.1% - continued
Ryan Specialty, LLC
$ 18,000 4.375%,  2/1/2030
b
$ 17,596
83,000 5.875%,  8/1/2032
b
84,385
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
c
69,720
147,000 5.473%,  3/20/2029
c
149,530
58,000 6.174%,  1/9/2030
c
60,266
Sixth Street Lending Partners
92,000 6.125%,  7/15/2030
b
94,556
SLM Corporation
29,000 6.500%,  1/31/2030 30,068
Societe Generale SA
36,000 10.000%,  11/14/2028
b,c,i
39,837
214,000 5.249%,  5/22/2029
b,c
217,639
200,000 5.439%,  10/3/2036
b,c
200,261
Standard Chartered plc
200,000 5.545%,  1/21/2029
b,c
204,923
Starwood Property Trust, Inc.
31,000 4.375%,  1/15/2027
b
30,724
64,000 5.250%,  10/15/2028
b
64,232
54,000 6.500%,  10/15/2030
b
56,183
22,000 5.750%,  1/15/2031
b
22,310
State Street Corporation
175,000 4.530%,  2/20/2029
c
176,649
Stonex Escrow Issuer, LLC
112,000 6.875%,  7/15/2032
b
115,876
Sumitomo Mitsui Financial Group,
Inc.
250,000 1.710%,  1/12/2031 218,887
Synchrony Financial
68,000 5.935%,  8/2/2030
c
70,344
36,000 7.250%,  2/2/2033 38,161
Synovus Bank
250,000 5.625%,  2/15/2028 255,164
Toronto-Dominion Bank
60,000 5.146%,  9/10/2034
c
60,803
106,000 4.928%,  10/15/2035 106,225
Travelers Companies, Inc.
74,000 5.050%,  7/24/2035 75,448
Truist Financial Corporation
133,000 6.047%,  6/8/2027
c
134,361
97,000 5.125%,  12/15/2027
c,i
95,864
170,000 5.122%,  1/26/2034
c
172,199
85,000 5.711%,  1/24/2035
c
89,091
U.S. Bancorp
196,000 5.775%,  6/12/2029
c
203,570
47,000 5.836%,  6/12/2034
c
50,118
91,000 5.678%,  1/23/2035
c
95,928
UBS Group AG
203,000 6.246%,  9/22/2029
b,c
213,912
73,000 6.600%,  8/5/2030
b,c,i
73,016
170,000 3.091%,  5/14/2032
b,c
157,408
200,000 5.699%,  2/8/2035
b,c
210,938
200,000 5.379%,  9/6/2045
b,c
200,528
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
b
93,560
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 139,657
130,000 4.750%,  5/15/2052 114,654
Wells Fargo & Company
290,000 4.900%,  1/24/2028
c
292,411
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials  3.1% - continued
$ 204,000 3.526%,  3/24/2028
c
$ 202,287
128,000 5.707%,  4/22/2028
c
130,803
300,000 2.393%,  6/2/2028
c
291,911
128,000 5.574%,  7/25/2029
c
132,483
112,000 5.389%,  4/24/2034
c
116,321
307,000 4.900%,  11/17/2045 281,003
Wynnton Funding Trust II
104,000 5.991%,  8/15/2055
b
106,807
XHR, LP
38,000 4.875%,  6/1/2029
b
37,146
18,000 6.625%,  5/15/2030
b
18,373
Zions Bancorp NA
250,000 4.704%,  8/18/2028
c
249,898
Total 36,482,946
Foreign Government  0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
b
253,975
Mexico Government International
Bond
200,000 5.625%,  9/22/2035 199,000
NBN Company, Ltd.
200,000 4.150%,  9/16/2030
b
199,063
Saudi Arabian Oil Company
123,000 5.250%,  7/17/2034
b
127,223
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
b
64,842
Total 844,103
Mortgage-Backed Securities  10.2%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
289,270 5.500%,  12/1/2038 297,170
1,615,460 5.500%,  2/1/2040 1,651,552
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,740,160 2.000%,  1/1/2052 1,432,207
187,645 6.000%,  1/1/2055 195,999
839,085 2.000%,  5/1/2051 690,598
3,040,132 2.500%,  5/1/2051 2,609,468
1,567,071 3.500%,  5/1/2052 1,456,826
1,798,067 4.000%,  5/1/2052 1,721,459
708,643 5.000%,  7/1/2053 711,861
361,205 5.500%,  7/1/2053 369,297
975,080 3.500%,  8/1/2052 906,110
983,708 5.000%,  8/1/2053 990,595
2,543,538 5.500%,  9/1/2053 2,609,438
1,046,018 3.500%,  9/1/2047 987,068
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
799,020 2.500%,  7/1/2030 775,163
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
202,848 5.500%,  9/1/2039 208,585
4,000,000 5.000%,  11/1/2040
f
4,038,876

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Mortgage-Backed Securities  10.2% -
continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 1,214,534 3.000%,  12/1/2036 $ 1,157,171
963,643 3.000%,  8/1/2038 918,217
1,537,779 3.500%,  5/1/2040 1,473,047
1,856,433 2.500%,  4/1/2042 1,671,637
443,505 2.000%,  5/1/2042 384,981
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,741,036 3.000%,  1/1/2052 3,344,005
600,442 2.000%,  2/1/2051 494,184
394,995 2.000%,  2/1/2051 325,095
2,456,245 2.500%,  2/1/2051 2,087,844
2,129,708 2.500%,  2/1/2051 1,837,858
1,804,817 5.500%,  2/1/2055 1,843,350
6,539,392 2.000%,  3/1/2051 5,346,031
2,777,507 4.000%,  3/1/2051 2,681,521
378,916 2.000%,  3/1/2052 311,463
4,193,345 3.000%,  3/1/2052 3,749,863
2,105,213 3.000%,  4/1/2051 1,870,979
1,617,431 5.500%,  4/1/2054 1,654,322
2,041,755 3.000%,  5/1/2050 1,815,203
733,213 2.000%,  5/1/2051 600,598
1,915,111 3.000%,  5/1/2051 1,737,745
564,321 3.500%,  5/1/2052 523,554
4,184,165 2.000%,  6/1/2050 3,431,044
1,566,860 3.000%,  6/1/2050 1,424,840
727,189 4.000%,  6/1/2052 693,163
469,779 5.000%,  6/1/2053 472,545
3,512,039 2.500%,  7/1/2051 3,024,763
994,899 3.500%,  7/1/2051 927,805
380,529 3.000%,  7/1/2052 342,625
1,995,479 4.000%,  7/1/2052 1,902,113
780,784 2.500%,  8/1/2050 678,521
2,114,276 3.500%,  8/1/2050 1,978,780
2,536,435 3.500%,  8/1/2052 2,346,321
3,199,037 4.500%,  8/1/2052 3,134,599
1,320,687 5.000%,  8/1/2053 1,328,462
2,828,254 6.000%,  8/1/2054 2,961,084
613,277 2.500%,  9/1/2051 529,261
1,657,206 3.500%,  9/1/2052 1,542,229
724,620 3.500%,  9/1/2052 673,349
1,036,744 5.000%,  9/1/2052 1,042,928
996,954 4.500%,  9/1/2053 982,237
1,450,471 4.500%,  9/1/2053 1,425,159
2,231,262 4.000%,  10/1/2052 2,136,408
720,596 2.000%,  11/1/2051 593,061
962,942 3.500%,  11/1/2052 898,914
2,914,039 2.000%,  12/1/2050 2,387,726
4,173,692 2.500%,  12/1/2051 3,588,646
1,847,723 4.500%,  12/1/2052 1,821,810
1,175,000 5.500%,  11/1/2040
f
1,187,099
1,320,000 3.000%,  11/1/2047
f
1,169,437
1,236,502 3.500%,  12/1/2047 1,169,124
2,200,000 4.000%,  11/1/2048
f
2,087,156
4,725,000 4.500%,  11/1/2048
f
4,605,086
4,625,000 5.000%,  11/1/2048
f
4,601,352
600,000 3.500%,  11/1/2049
f
553,117
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,201,002 2.500%,  3/1/2062 3,453,182
Principal
Amount Long-Term Fixed Income  33.9% Value
Mortgage-Backed Securities  10.2% -
continued
$ 1,031,227 3.500%,  7/1/2061 $ 934,301
1,143,047 4.000%,  12/1/2061 1,076,960
PRPM, LLC
343,691
6.255%,  5/25/2030, Ser.
2025-3, Class A1
b,d
344,290
Total 120,930,437
Technology  0.7%
Accenture Capital, Inc.
130,000 4.500%,  10/4/2034 128,179
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 117,147
Alphabet, Inc.
95,000 5.250%,  5/15/2055 94,140
Amentum Holdings, Inc.
85,000 7.250%,  8/1/2032
b
88,460
Apple, Inc.
144,000 3.750%,  9/12/2047 115,709
Block, Inc.
42,000 5.625%,  8/15/2030
b
42,635
37,000 3.500%,  6/1/2031 34,450
154,000 6.500%,  5/15/2032 159,783
42,000 6.000%,  8/15/2033
b
42,945
Boost Newco Borrower, LLC
103,000 7.500%,  1/15/2031
b
109,424
Broadcom, Inc.
186,000 4.900%,  7/15/2032 190,148
86,000 3.469%,  4/15/2034 78,773
272,000 3.137%,  11/15/2035
b
235,745
200,000 3.187%,  11/15/2036
b
170,689
125,000 4.926%,  5/15/2037
b
124,461
90,000 4.900%,  2/15/2038 88,909
CACI International, Inc.
27,000 6.375%,  6/15/2033
b
28,072
Central Parent, Inc./CDK Global,
Inc.
34,000 7.250%,  6/15/2029
b
27,928
Cisco Systems, Inc.
67,000 5.300%,  2/26/2054 65,438
Clarivate Science Holdings
Corporation
38,000 3.875%,  7/1/2028
b
36,596
Cloud Software Group, Inc.
242,000 6.500%,  3/31/2029
b
243,827
153,000 9.000%,  9/30/2029
b
158,254
CommScope Technologies, LLC
40,000 5.000%,  3/15/2027
b
39,848
CommScope, LLC
37,000 4.750%,  9/1/2029
b
36,885
Consensus Cloud Solutions, Inc.
3,000 6.000%,  10/15/2026
b
3,000
CoreWeave, Inc.
63,000 9.000%,  2/1/2031
b
63,184
Dell, Inc.
123,000 6.500%,  4/15/2038 134,292
Diebold Nixdorf, Inc.
91,000 7.750%,  3/31/2030
b
96,365
Fair Isaac Corporation
70,000 6.000%,  5/15/2033
b
71,253

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Technology  0.7% - continued
Fiserv, Inc.
$ 139,000 2.650%,  6/1/2030 $ 127,569
134,000 5.350%,  3/15/2031 137,380
119,000 5.600%,  3/2/2033 122,466
135,000 5.150%,  8/12/2034 134,021
Foundry JV Holdco, LLC
300,000 6.400%,  1/25/2038
b
323,743
Gen Digital, Inc.
43,000 7.125%,  9/30/2030
b
44,377
19,000 6.250%,  4/1/2033
b
19,559
Global Payments, Inc.
169,000 5.300%,  8/15/2029 171,984
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
35,000 3.500%,  3/1/2029
b
33,327
Hewlett Packard Enterprise
Company
178,000 4.400%,  9/25/2027 178,692
108,000 4.850%,  10/15/2031 109,114
II-VI, Inc.
33,000 5.000%,  12/15/2029
b
32,647
Intel Corporation
233,000 4.900%,  7/29/2045 205,888
ION Platform Finance US, Inc.
113,000 7.875%,  9/30/2032
b
110,217
ION Platform Finance US, Inc./ION
Platform Finance SARL
63,000 9.500%,  5/30/2029
b
64,376
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
b
124,612
10,000 4.875%,  9/15/2029
b
9,869
80,000 5.250%,  7/15/2030
b
79,627
208,000 4.500%,  2/15/2031
b
199,503
Kioxia Holdings Corporation
145,000 6.625%,  7/24/2033
b
151,251
KLA Corporation
204,000 3.300%,  3/1/2050 145,491
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 36,338
Mastercard, Inc.
140,000 3.950%,  2/26/2048 115,953
Microchip Technology, Inc.
29,000 5.050%,  3/15/2029 29,564
Micron Technology, Inc.
73,000 5.650%,  11/1/2032 76,628
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
b
31,318
NCR Voyix Corporation
52,000 5.000%,  10/1/2028
b
51,496
31,000 5.125%,  4/15/2029
b
30,679
Neptune Bidco US, Inc.
81,000 9.290%,  4/15/2029
b
79,988
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 113,751
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 79,782
180,000 3.250%,  5/11/2041 136,669
Open Text Corporation
71,000 3.875%,  12/1/2029
b
67,192
Principal
Amount Long-Term Fixed Income  33.9% Value
Technology  0.7% - continued
Open Text Holdings, Inc.
$ 74,000 4.125%,  2/15/2030
b
$ 70,637
Oracle Corporation
136,000 6.900%,  11/9/2052 145,012
118,000 5.250%,  2/3/2032 120,129
121,000 4.800%,  9/26/2032 119,754
58,000 4.700%,  9/27/2034 55,705
136,000 5.875%,  9/26/2045 130,947
408,000 4.000%,  7/15/2046 305,783
Paychex, Inc.
47,000 5.600%,  4/15/2035 49,098
PayPal Holdings, Inc.
112,000 5.500%,  6/1/2054 111,863
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
b
18,079
RingCentral, Inc.
97,000 8.500%,  8/15/2030
b
103,301
Rocket Software, Inc.
43,000 9.000%,  11/28/2028
b
44,311
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 144,013
Sabre GLBL, Inc.
10,000 8.625%,  6/1/2027
b
10,054
40,000 11.125%,  7/15/2030
b
37,800
Seagate Data Storage Technology,
Private Ltd.
69,925 9.625%,  12/1/2032
b
79,707
26,000 5.750%,  12/1/2034
b
26,576
Sensata Technologies BV
97,000 4.000%,  4/15/2029
b
94,530
Sensata Technologies, Inc.
37,000 4.375%,  2/15/2030
b
35,679
20,000 3.750%,  2/15/2031
b
18,590
22,000 6.625%,  7/15/2032
a,b
22,902
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
91,000 6.750%,  8/15/2032
b
93,988
SS&C Technologies, Inc.
66,000 5.500%,  9/30/2027
b
66,037
18,000 6.500%,  6/1/2032
b
18,661
Synopsys, Inc.
117,000 5.700%,  4/1/2055 118,200
UKG, Inc.
37,000 6.875%,  2/1/2031
b
38,086
Verisk Analytics, Inc.
70,000 5.250%,  3/15/2035 71,367
Viavi Solutions, Inc.
60,000 3.750%,  10/1/2029
b
56,570
WULF Compute, LLC
44,000 7.750%,  10/15/2030
b
45,711
Xerox Corporation
55,000 10.250%,  10/15/2030
a,b
56,235
Total 8,510,935
Transportation  0.2%
Air Canada
36,000 3.875%,  8/15/2026
b
35,722
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
35,833 5.500%,  4/20/2026
b
35,925

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Transportation  0.2% - continued
$ 99,575 5.750%,  4/20/2029
b
$ 100,466
Avianca Midco 2 plc
81,000 9.000%,  12/1/2028
a,b
80,696
50,000 9.625%,  2/14/2030
b
49,600
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
a,b
42,376
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 108,044
136,000 4.450%,  3/15/2043 122,812
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 121,782
DCLI Bidco, LLC
85,000 7.750%,  11/15/2029
b
86,396
Delta Air Lines, Inc.
145,000 5.250%,  7/10/2030 148,192
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
285,000 4.750%,  10/20/2028
b
286,961
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
b
134,405
Norfolk Southern Corporation
139,000 5.100%,  5/1/2035 142,149
OneSky Flight, LLC
89,000 8.875%,  12/15/2029
b
94,444
Rand Parent, LLC
91,000 8.500%,  2/15/2030
b
93,027
RXO, Inc.
35,000 7.500%,  11/15/2027
b
35,656
Ryder System, Inc.
111,000 4.850%,  6/15/2030 113,158
Star Leasing Company, LLC
36,000 7.625%,  2/15/2030
b
34,014
Stena International SA
57,000 7.250%,  1/15/2031
b
58,191
Stonepeak Nile Parent, LLC
28,000 7.250%,  3/15/2032
b
29,612
Union Pacific Corporation
272,000 2.973%,  9/16/2062 163,413
United Airlines, Inc.
189,000 4.625%,  4/15/2029
b
187,190
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
b
20,295
42,000 6.375%,  2/1/2030
a,b
40,564
Watco Companies, LLC/Watco
Finance Corporation
43,000 7.125%,  8/1/2032
b
44,546
Total 2,409,636
U.S. Government & Agencies  10.9%
U.S. Treasury Bonds
684,000 3.625%,  5/15/2053 570,472
9,000,000 4.750%,  8/15/2055 9,122,344
4,000,000 1.625%,  11/15/2050 2,174,688
2,300,000 4.750%,  11/15/2053 2,326,234
2,190,000 5.250%,  11/15/2028 2,291,972
550,000 4.375%,  5/15/2040 546,992
7,335,000 1.375%,  11/15/2040 4,832,218
2,000,000 3.000%,  5/15/2042 1,635,000
Principal
Amount Long-Term Fixed Income  33.9% Value
U.S. Government & Agencies  10.9% -
continued
$ 4,999,000 2.500%,  5/15/2046 $ 3,553,781
7,300,000 2.875%,  5/15/2049 5,379,758
U.S. Treasury Notes
6,000,000 4.375%,  7/31/2026 6,025,371
4,000,000 3.500%,  9/30/2026 3,990,750
4,200,000 0.500%,  4/30/2027 4,009,688
8,200,000 3.875%,  5/31/2027 8,228,828
6,500,000 3.500%,  9/30/2027 6,487,559
2,285,000 2.250%,  11/15/2027 2,224,929
4,700,000 3.875%,  12/31/2027 4,727,172
1,700,000 0.750%,  1/31/2028 1,596,605
3,400,000 3.500%,  1/31/2028 3,393,094
3,200,000 3.625%,  3/31/2028 3,202,375
5,450,000 2.875%,  5/15/2028 5,355,689
1,800,000 3.750%,  12/31/2028 1,806,961
4,100,000 3.500%,  9/30/2029 4,076,457
27,000,000 3.625%,  9/30/2030 26,898,750
5,095,000 1.375%,  11/15/2031 4,429,864
5,025,000 4.125%,  11/15/2032 5,097,823
3,300,000 4.500%,  11/15/2033 3,421,172
1,800,000 4.250%,  8/15/2035 1,822,500
Total 129,229,046
Utilities  0.7%
AEP Texas, Inc.
60,000 5.850%,  10/15/2055 59,970
AES Corporation
57,000 7.600%,  1/15/2055
c
58,183
271,000 3.950%,  7/15/2030
b
262,199
Algonquin Power & Utilities
Corporation
157,000 4.750%,  1/18/2082
c
154,043
Alpha Generation, LLC
32,000 6.750%,  10/15/2032
b
32,883
American Water Capital
Corporation
90,000 5.700%,  9/1/2055 91,482
Atmos Energy Corporation
75,000 5.450%,  1/15/2056 74,313
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 202,315
Calpine Corporation
75,000 4.500%,  2/15/2028
b
74,817
Capital Power US Holdings, Inc.
154,000 5.257%,  6/1/2028
b
156,939
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 163,599
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 60,921
325,000 4.125%,  5/15/2049 265,697
Constellation Energy Generation,
LLC
68,000 6.125%,  1/15/2034 73,970
Consumers Energy Company
175,000 4.350%,  4/15/2049 150,305
Dominion Energy, Inc.
17,000 6.875%,  2/1/2055
c
17,869
17,000 7.000%,  6/1/2054
c
18,569

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Utilities  0.7% - continued
DTE Electric Company
$ 115,000 3.700%,  3/15/2045 $ 91,734
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 166,613
Duke Energy Corporation
24,000 6.450%,  9/1/2054
c
25,375
194,000 5.450%,  6/15/2034 202,262
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 145,991
Enel Finance International NV
200,000 5.125%,  6/26/2029
b
204,943
Entergy Louisiana, LLC
36,000 5.800%,  3/15/2055 37,069
Exelon Corporation
200,000 4.700%,  4/15/2050 173,692
263,000 4.450%,  4/15/2046 225,132
FirstEnergy Corporation
170,000 4.850%,  7/15/2047 151,038
Georgia Power Company
116,000 4.950%,  5/17/2033 118,413
67,000 5.250%,  3/15/2034 69,158
Hawaiian Electric Company, Inc.
21,000 6.000%,  10/1/2033
b
21,231
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 77,233
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
b
134,546
Lightning Power, LLC
74,000 7.250%,  8/15/2032
b
78,385
Long Ridge Energy, LLC
55,000 8.750%,  2/15/2032
b
56,868
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 162,415
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 82,965
NextEra Energy Capital Holdings,
Inc.
131,000 5.900%,  3/15/2055 135,470
69,000 5.300%,  3/15/2032 71,912
NiSource, Inc.
17,000 6.375%,  3/31/2055
c
17,535
255,000 5.650%,  2/1/2045 254,821
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
b
27,578
103,000 5.250%,  6/15/2029
b
103,446
22,000 5.750%,  7/15/2029
b
22,083
29,000 6.000%,  2/1/2033
b
29,582
193,000 5.750%,  1/15/2034
b
194,361
70,000 6.250%,  11/1/2034
b
72,072
Pacific Gas and Electric Company
135,000 5.550%,  5/15/2029 138,974
126,000 4.550%,  7/1/2030 125,200
66,000 5.800%,  5/15/2034 68,400
PG&E Corporation
30,000 5.000%,  7/1/2028 29,791
PPL Capital Funding, Inc.
126,000 5.250%,  9/1/2034 129,184
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 108,126
Principal
Amount Long-Term Fixed Income  33.9% Value
Utilities  0.7% - continued
Public Service Company of
Colorado
$ 171,000 4.500%,  6/1/2052 $ 146,504
Public Service Enterprise Group,
Inc.
192,000 4.900%,  3/15/2030 195,971
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 220,419
Southern California Edison
Company
52,000 5.450%,  3/1/2035 52,714
Southern Company
272,000 5.113%,  8/1/2027 276,586
189,000 4.850%,  3/15/2035 187,133
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 122,978
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 106,403
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
b
70,035
22,000 6.250%,  2/1/2034
b
22,560
22,000 6.500%,  2/1/2036
b
22,785
TerraForm Power Operating, LLC
179,000 5.000%,  1/31/2028
b
178,339
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 46,276
125,000 4.600%,  12/1/2048 109,361
Vistra Corporation
35,000 8.000%,  10/15/2026
b,c,i
35,859
87,000 7.000%,  12/15/2026
b,c,i
87,862
Vistra Operations Company, LLC
77,000 5.000%,  7/31/2027
b
77,042
226,000 5.250%,  10/15/2035
b
224,483
VoltaGrid, LLC
33,000 7.375%,  11/1/2030
b,f
33,563
Xcel Energy, Inc.
102,000 4.600%,  6/1/2032 101,291
50,000 5.600%,  4/15/2035 51,875
Total 8,041,711
Total Long-Term Fixed Income
(cost $416,601,598) 402,862,781
Shares Common Stock 12.3% Value
Communications Services  1.1%
12,314 Alphabet, Inc., Class A 3,462,574
10,041 Alphabet, Inc., Class C 2,829,755
15,936 AT&T, Inc. 394,416
1,068 CarGurus, Inc.
k
37,508
3,251 Comcast Corporation 90,492
1,642 E.W. Scripps Company
k
3,990
187 Fox Corporation, Class A 12,090
137 Fox Corporation, Class B 8,002
122 Globalstar, Inc.
k
6,638
344 Imax Corporation
k
11,177
195 Iridium Communications, Inc. 3,734
325 Liberty Global, Ltd., Class A
k
3,575

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Communications Services  1.1% - continued
91 Liberty Media Corporation-Liberty
Formula One
k
$ 9,086
865 Lumen Technologies, Inc.
k
8,892
62 Madison Square Garden
Entertainment Corporation
k
4,246
13 Madison Square Garden Sports
Corporation
k
2,787
321 Magnite, Inc.
k
5,740
4,014 Match Group, Inc. 129,813
5,178 Meta Platforms, Inc. 3,357,156
582 Netflix, Inc.
k
651,177
861 New York Times Company 49,068
5,112 News Corporation, Class A 135,468
3,956 Pinterest, Inc.
k
130,944
197 Reddit, Inc.
k
41,163
1,070 ROBLOX Corporation
k
121,680
69 Roku, Inc.
k
7,323
307 Spotify Technology SA
k
201,183
926 T-Mobile US, Inc. 194,506
66 Trade Desk, Inc.
k
3,318
14,828 Uniti Group, Inc.
k
85,409
7,066 Verizon Communications, Inc. 280,803
4,142 Walt Disney Company 466,472
6,100 Warner Brothers Discovery, Inc.
k
136,945
3,616 Warner Music Group Corporation 115,567
Total 13,002,697
Consumer Discretionary  1.4%
34,240 ADT, Inc. 302,682
825 Advance Auto Parts, Inc. 38,882
21,467 Amazon.com, Inc.
k
5,242,671
982 American Axle & Manufacturing
Holdings, Inc.
k
6,088
361 American Eagle Outfitters, Inc. 6,032
4,741 Aptiv plc
k
384,495
97 Aramark 3,674
274 Asbury Automotive Group, Inc.
k
64,280
38 Autoliv, Inc. 4,438
731 Bath & Body Works, Inc. 17,895
153 Best Buy Company, Inc. 12,567
55 Booking Holdings, Inc. 279,276
585 Boot Barn Holdings, Inc.
k
110,945
1,268 BorgWarner, Inc. 54,473
21 Brinker International, Inc.
k
2,282
158 Buckle, Inc. 8,658
1,546 Build-A-Bear Workshop, Inc. 83,824
75 CarMax, Inc.
k
3,143
14,277 Carnival Corporation
k
411,606
5 Cavco Industries, Inc.
k
2,649
430 Champion Homes, Inc.
k
29,339
373 Chewy, Inc.
k
12,577
704 Columbia Sportswear Company 34,939
406 Coursera, Inc.
k
3,418
745 D.R. Horton, Inc. 111,065
256 Dana, Inc. 5,197
21 Darden Restaurants, Inc. 3,783
25 Domino's Pizza, Inc. 9,961
1,575 DoorDash, Inc.
k
400,633
20 Dorman Products, Inc.
k
2,683
6 Duolingo, Inc.
k
1,624
8 Dutch Bros, Inc.
k
444
165 eBay, Inc. 13,416
3,662 Etsy, Inc.
k
227,044
102 Five Below, Inc.
k
16,041
2,518 Ford Motor Company 33,061
Shares Common Stock  12.3% Value
Consumer Discretionary  1.4% - continued
261 Fox Factory Holding Corporation
k
$ 5,771
1,225 Frontdoor, Inc.
k
81,377
589 Gap, Inc. 13,459
719 Garmin, Ltd. 153,823
279 Garrett Motion, Inc. 4,726
42 General Motors Company 2,902
760 Gentex Corporation 17,822
221 GigaCloud Technology, Inc.
k
6,184
328 Gildan Activewear, Inc. 19,119
854 Goodyear Tire & Rubber
Company
k
5,884
274 Grand Canyon Education, Inc.
k
51,594
110 Group 1 Automotive, Inc. 43,729
710 Hasbro, Inc. 54,180
2,884 Hilton Worldwide Holdings, Inc. 741,073
3,488 Home Depot, Inc. 1,324,010
323 Installed Building Products, Inc. 80,178
2,333 Laureate Education, Inc.
k
67,727
652 La-Z-Boy, Inc. 20,668
52 Lear Corporation 5,442
699 Levi Strauss & Company 14,176
24 Lithia Motors, Inc. 7,538
668 Lowe's Companies, Inc. 159,071
48 Lululemon Athletica, Inc.
k
8,186
19 M/I Homes, Inc.
k
2,379
320 Macy's, Inc. 6,237
1,190 Mattel, Inc.
k
21,872
617 McDonald's Corporation 184,131
419 MGM Resorts International
k
13,421
797 Modine Manufacturing Company
k
122,108
139 Mohawk Industries, Inc.
k
15,796
74 Murphy USA, Inc. 26,507
207 National Vision Holdings, Inc.
k
5,330
17 NVR, Inc.
k
122,584
5,184 O'Reilly Automotive, Inc.
k
489,577
36 Planet Fitness, Inc.
k
3,265
46 PulteGroup, Inc. 5,514
108 Ralph Lauren Corporation 34,523
38 Red Rock Resorts, Inc. 2,026
4,271 Ross Stores, Inc. 678,747
160 Service Corporation International/
US 13,362
1,842 SharkNinja, Inc.
k
157,491
702 Six Flags Entertainment
Corporation
k
16,132
321 Sonos, Inc.
k
5,512
4,155 Sony Group Corporation ADR 115,883
207 Stoneridge, Inc.
k
1,410
62 Strategic Education, Inc. 4,711
161 Tapestry, Inc. 17,681
32 Taylor Morrison Home Corporation
k
1,897
5,330 Tesla, Inc.
k
2,433,465
908 Texas Roadhouse, Inc. 148,531
119 Toll Brothers, Inc. 16,059
157 TopBuild Corporation
k
66,329
145 Travel + Leisure Company 9,103
187 Ulta Beauty, Inc.
k
97,218
8 United Parks & Resorts, Inc.
k
387
2,589 Universal Technical Institute, Inc.
k
76,945
26 Urban Outfitters, Inc.
k
1,680
330 VF Corporation 4,633
2,046 Viking Holdings, Ltd.
k
124,499
43 Visteon Corporation 4,608
56 Wayfair, Inc.
k
5,797
733 Wingstop, Inc. 158,790

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Consumer Discretionary  1.4% - continued
27 Winmark Corporation $ 10,886
2,839 Wyndham Hotels & Resorts, Inc. 208,468
1,269 Wynn Resorts, Ltd. 150,998
341 Yum China Holding, Inc. 14,752
136 Yum! Brands, Inc. 18,797
Total 16,454,465
Consumer Staples  0.3%
407 Albertsons Companies, Inc. 7,200
2,323 Altria Group, Inc. 130,971
148 Archer-Daniels-Midland Company 8,958
78 BellRing Brands, Inc.
k
2,350
1,304 BJ's Wholesale Club Holdings,
Inc.
k
115,091
330 Casey's General Stores, Inc. 169,353
165 Central Garden & Pet Company,
Class A
k
4,589
973 Church & Dwight Company, Inc. 85,322
1,253 Colgate-Palmolive Company 96,544
680 Conagra Brands, Inc. 11,689
139 Costco Wholesale Corporation 126,692
10,779 Coty, Inc.
k
42,793
180 Darling Ingredients, Inc.
k
5,769
719 e.l.f. Beauty, Inc.
k
87,819
73 Ingredion, Inc. 8,425
393 J & J Snack Foods Corporation 33,267
962 John B. Sanfilippo & Son, Inc. 60,394
6,051 Kenvue, Inc. 86,953
5,101 Keurig Dr Pepper, Inc. 138,543
145 Kimberly-Clark Corporation 17,358
29 Kraft Heinz Company 717
157 Kroger Company 9,990
1,470 Maplebear, Inc.
k
54,184
373 Marzetti Company 58,483
156 McCormick & Company, Inc. 10,009
1,436 Monster Beverage Corporation
k
95,968
1,744 Philip Morris International, Inc. 251,711
67 Primo Brands Corporation 1,472
6,136 Procter & Gamble Company 922,670
482 Smithfield Foods, Inc. 10,681
14 Sprouts Farmers Markets, Inc.
k
1,105
2,632 Sysco Corporation 195,505
791 Turning Point Brands, Inc. 71,111
142 Tyson Foods, Inc. 7,300
3,089 Unilever plc ADR
a
185,927
45 US Foods Holding Corporation
k
3,268
1,227 Vita Coco Company, Inc.
k
50,528
5,376 Walmart, Inc. 543,944
Total 3,714,653
Energy  0.3%
12,319 Antero Midstream Corporation 212,503
417 Antero Resources Corporation
k
12,890
568 APA Corporation 12,865
227 Archrock, Inc. 5,736
2,953 Baker Hughes Company 142,955
66 Cactus, Inc. 2,915
67 California Resources Corporation 3,160
1,060 Cheniere Energy, Inc. 224,720
71 Chord Energy Corporation 6,441
351 Civitas Resources, Inc. 10,119
2,654 ConocoPhillips 235,834
1,002 Coterra Energy, Inc. 23,707
10,238 Devon Energy Corporation 332,633
Shares Common Stock  12.3% Value
Energy  0.3% - continued
2,927 DHT Holdings, Inc. $ 38,871
99 Diamondback Energy, Inc. 14,176
181 DT Midstream, Inc. 19,818
5,513 Enterprise Products Partners, LP 169,745
1,661 EOG Resources, Inc. 175,800
203 EQT Corporation 10,877
1,627 Expand Energy Corporation 168,085
6,692 Exxon Mobil Corporation 765,297
164 Gulfport Energy Corporation
k
30,506
4,129 Halliburton Company 110,822
2,554 Hess Midstream, LP 86,708
169 HF Sinclair Corporation 8,720
6,598 Kinder Morgan, Inc. 172,802
157 Kodiak Gas Services, Inc. 5,790
598 Marathon Petroleum Corporation 116,556
1,142 Matador Resources Company 45,063
427 Noble Corporation plc 12,532
105 Occidental Petroleum Corporation 4,326
33 Oceaneering International, Inc.
k
769
289 ONEOK, Inc. 19,363
837 Ovintiv, Inc. 31,396
138 Par Pacific Holdings, Inc.
k
5,517
683 Permian Resources Corporation 8,579
227 Phillips 66 30,904
341 Range Resources Corporation 12,123
37 Ranger Energy Services, Inc. 508
385 Ring Energy, Inc.
k
368
76 Scorpio Tankers, Inc. 4,689
123 SM Energy Company 2,570
218 Talos Energy, Inc.
k
2,139
15 Targa Resources Corporation 2,311
4,797 TechnipFMC plc 198,356
65 Valero Energy Corporation 11,021
4,890 Williams Companies, Inc. 282,984
Total 3,796,569
Financials  1.4%
28 1st Source Corporation 1,664
591 Affiliated Managers Group, Inc. 140,634
132 Affirm Holdings, Inc.
k
9,488
79 Aflac, Inc. 8,468
2,617 AGNC Investment Corporation 26,170
1,326 Allstate Corporation 253,956
4,262 Ally Financial, Inc. 166,090
3,121 Amalgamated Financial
Corporation 85,078
541 Amerant Bancorp, Inc. 9,073
624 American Express Company 225,096
1,269 American International Group, Inc. 100,200
372 Ameriprise Financial, Inc. 168,430
40 Ameris Bancorp 2,865
406 Annaly Capital Management, Inc. 8,595
1,532 Arch Capital Group, Ltd. 132,227
779 Ares Management Corporation 115,845
279 Arthur J. Gallagher & Company 69,608
250 Artisan Partners Asset
Management, Inc. 10,915
4,001 Associated Banc-Corp 99,105
69 Assurant, Inc. 14,609
1,533 Atlantic Union Bankshares
Corporation 49,853
95 Axis Capital Holdings, Ltd. 8,898
13,602 Bank of America Corporation 727,027
561 Bank of N.T. Butterfield & Son, Ltd. 25,952

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Financials  1.4% - continued
1,589 Bank of New York Mellon
Corporation $ 171,501
83 Bank OZK 3,734
109 BankFinancial Corporation 1,204
51 BankUnited, Inc. 2,044
141 Bar Harbor Bankshares 4,136
142 BCB Bancorp, Inc. 1,127
3,664 Beacon Financial Corporation 89,182
1,625 Berkshire Hathaway, Inc.
k
776,002
165 BlackRock, Inc. 178,664
107 Blackstone Mortgage Trust, Inc. 1,977
5 Block, Inc.
k
380
785 Blue Owl Capital, Inc. 12,379
102 Bread Financial Holdings, Inc. 6,390
2,694 Bridgewater Bancshares, Inc.
k
44,343
52 Brown & Brown, Inc. 4,146
98 Burke & Herbert Financial Services
Corporation 5,768
192 Business First Bancshares, Inc. 4,708
1,252 Byline Bancorp, Inc. 33,478
32 C&F Financial Corporation 2,189
157 Cadence Bank 5,925
51 California BanCorp
k
943
16 Camden National Corporation 610
61 Capital City Bank Group, Inc. 2,373
1,283 Capital One Financial Corporation 282,247
830 Capitol Federal Financial, Inc. 5,013
319 Carlyle Group, Inc. 17,009
13 Cathay General Bancorp 591
614 Central Pacific Financial
Corporation 17,505
10,929 Charles Schwab Corporation 1,033,009
15 ChoiceOne Financial Services, Inc. 430
544 Chubb, Ltd. 150,655
110 Cincinnati Financial Corporation 17,005
1,676 Citigroup, Inc. 169,661
113 Citizens Financial Group, Inc. 5,748
198 Civista Bancshares, Inc. 4,263
63 CNB Financial Corporation 1,550
386 CNO Financial Group, Inc. 15,448
106 Coinbase Global, Inc.
k
36,441
230 Colony Bankcorp, Inc. 3,678
275 Columbia Banking System, Inc. 7,370
127 Commerce Bancshares, Inc. 6,684
11 Community Financial System, Inc. 610
1,154 Community Trust Bancorp, Inc. 59,079
58 Community West Bancshares 1,228
126 ConnectOne Bancorp, Inc. 3,032
57 Cullen/Frost Bankers, Inc. 7,019
19 Dave, Inc.
k
4,547
14 Diamond Hill Investment Group,
Inc. 1,797
1,465 Donnelley Financial Solutions, Inc.
k
67,317
270 Dynex Capital, Inc. 3,575
186 East West Bancorp, Inc. 18,898
96 Eastern Bankshares, Inc. 1,683
176 Enact Holdings, Inc. 6,287
1,500 Enova International, Inc.
k
179,355
925 Enterprise Financial Services
Corporation 48,442
352 Equitable Holdings, Inc. 17,389
317 Essent Group, Ltd. 19,201
52 Euronet Worldwide, Inc.
k
3,945
85 Evercore, Inc. 25,038
296 F.N.B. Corporation 4,653
Shares Common Stock  12.3% Value
Financials  1.4% - continued
288 Farmers National Banc
Corporation $ 3,738
441 Federal Agricultural Mortgage
Corporation 69,960
455 Federated Hermes, Inc. 22,058
121 Fidelity National Information
Services, Inc. 7,565
216 Fifth Third Bancorp 8,990
828 Financial Institutions, Inc. 23,540
222 First American Financial
Corporation 13,877
338 First Bancorp/Puerto Rico 6,588
56 First Citizens BancShares, Inc./NC 102,190
454 First Financial Bancorp 10,628
74 First Financial Bankshares, Inc. 2,286
295 First Financial Corporation 15,729
40 First Hawaiian, Inc. 981
588 First Horizon Corporation 12,560
174 First Internet Bancorp 3,087
185 First Merchants Corporation 6,564
358 First Mid-Illinois Bancshares, Inc. 12,791
61 FirstCash Holdings, Inc. 9,669
1,402 Fiserv, Inc.
k
93,499
97 Flagstar Bank NA 1,108
300 Flushing Financial Corporation 4,101
80 Flywire Corporation
k
1,066
361 Franklin Resources, Inc. 8,162
2,466 Fulton Financial Corporation 42,834
371 Genworth Financial, Inc.
k
3,131
2,287 Glacier Bancorp, Inc. 93,424
51 Global Life, Inc. 6,707
64 Global Payments, Inc. 4,977
1,021 Great Southern Bancorp, Inc. 56,870
8 Hamilton Lane, Inc. 912
58 Hancock Whitney Corporation 3,312
28 Hanover Insurance Group, Inc. 4,785
208 Hartford Insurance Group, Inc. 25,829
29 HBT Financial, Inc. 707
230 Heritage Financial Corporation 5,104
35 Home Bancorp, Inc. 1,860
145 Home BancShares, Inc. 3,873
940 Hometrust Bancshares, Inc. 36,951
610 Horizon Bancorp, Inc. 9,516
1,947 Houlihan Lokey, Inc. 348,669
452 Huntington Bancshares, Inc./OH 6,979
5 Independent Bank Corporation/MA 336
434 Independent Bank Corporation/MI 13,115
4,561 Intercontinental Exchange, Inc. 667,229
11,013 Invesco, Ltd. 261,008
11 Jack Henry & Associates, Inc. 1,638
78 Jackson Financial, Inc. 7,863
7,453 Janus Henderson Group plc 324,653
67 Jefferies Financial Group, Inc. 3,540
5,394 JPMorgan Chase & Company 1,678,181
688 Kearny Financial Corporation/MD 4,396
6,370 KeyCorp 112,048
186 Ladder Capital Corporation 1,966
329 Lazard, Inc. 16,055
203 LendingClub Corporation
k
3,530
545 Lincoln National Corporation 22,890
29 Loews Corporation 2,887
794 M&T Bank Corporation 145,993
52 MarketAxess Holdings, Inc. 8,323
221 Marsh & McLennan Companies,
Inc. 39,371

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Financials  1.4% - continued
396 Mastercard, Inc. $ 218,588
217 Mercantile Bank Corporation 9,515
1,434 MetLife, Inc. 114,462
7,205 MGIC Investment Corporation 197,561
234 Midland States Bancorp, Inc. 3,426
2,301 MidWestOne Financial Group, Inc. 85,114
857 Moody's Corporation 411,617
76 Morningstar, Inc. 16,135
43 MSCI, Inc. 25,308
5,458 Nasdaq, Inc. 466,604
162 National Bank Holdings
Corporation 5,777
1,153 NMI Holdings, Inc.
k
42,004
152 Northeast Bank 13,115
187 Northeast Community Bancorp,
Inc. 3,673
909 Northern Trust Corporation 116,961
423 Northfield Bancorp, Inc. 4,323
4,338 Northwest Bancshares, Inc. 50,798
1,258 OFG Bancorp 48,634
5,281 Old National Bancorp 107,891
4,261 Old Republic International
Corporation 168,139
3,282 Old Second Bancorp, Inc. 58,912
566 OneMain Holdings, Inc. 33,502
157 Orange County Bancorp, Inc. 3,839
122 Origin Bancorp, Inc. 4,229
438 Orrstown Financial Services, Inc. 14,577
45 Palomar Holdings, Inc.
k
5,130
3 Park National Corporation 457
73 Paymentus Holdings, Inc.
k
2,088
126 PCB Bancorp 2,655
164 Peoples Bancorp, Inc./OH 4,690
87 Peoples Financial Services
Corporation 3,875
798 Pinnacle Financial Partners, Inc. 67,998
96 PNC Financial Services Group,
Inc. 17,525
941 Popular, Inc. 104,893
132 Principal Financial Group, Inc. 11,093
1,274 Progressive Corporation 262,444
78 Prosperity Bancshares, Inc. 5,134
4,143 Provident Financial Services, Inc. 75,775
139 Prudential Financial, Inc. 14,456
508 Radian Group, Inc. 17,242
261 Regions Financial Corporation 6,316
88 Reinsurance Group of America,
Inc. 16,056
39 RenaissanceRe Holdings, Ltd. 9,910
28 Renasant Corporation 942
1,388 Rithm Capital Corporation 15,226
1,717 RLI Corporation 101,234
2,910 Robinhood Markets, Inc.
k
427,130
67 S&T Bancorp, Inc. 2,455
4,478 SEI Investments Company 360,972
180 Selective Insurance Group, Inc. 13,561
26 ServisFirst Bancshares, Inc. 1,827
573 Shore Bancshares, Inc. 8,945
152 Sierra Bancorp 4,375
414 Simmons First National
Corporation 7,195
38 South Plains Financial, Inc. 1,387
167 Southern Missouri Bancorp, Inc. 8,757
518 SouthState Bank Corporation 45,921
101 Starwood Property Trust, Inc. 1,836
Shares Common Stock  12.3% Value
Financials  1.4% - continued
261 StepStone Group, Inc. $ 15,890
855 Stifel Financial Corporation 101,258
15 StoneX Group, Inc.
k
1,379
141 Synchrony Financial 10,488
277 Synovus Financial Corporation 12,365
116 Texas Capital Bancshares, Inc.
k
9,725
75 Third Coast Bancshares, Inc.
k
2,756
1,343 Toast, Inc.
k
48,536
110 Tompkins Financial Corporation 6,981
223 Towne Bank/Portsmouth, VA 7,250
579 TPG RE Finance Trust, Inc. 5,008
58 TPG, Inc. 3,192
649 Tradeweb Markets, Inc. 68,398
2,548 Triumph Financial, Inc.
k
138,764
455 Trustmark Corporation 16,935
1,234 U.S. Bancorp 57,603
75 UMB Financial Corporation 8,016
111 United Bankshares, Inc. 3,973
308 United Community Banks, Inc. 8,994
82 Unity Bancorp, Inc. 3,724
178 Univest Financial Corporation 5,226
1,478 Unum Group 108,515
352 Valley National Bancorp 3,826
162 Virtu Financial, Inc. 5,644
3,212 Visa, Inc. 1,094,457
297 Voya Financial, Inc. 22,115
48 WaFd, Inc. 1,393
172 Washington Trust Bancorp, Inc. 4,685
197 Webster Financial Corporation 11,237
8,173 Wells Fargo & Company 710,806
2,266 WesBanco, Inc. 68,207
101 Western Alliance Bancorp 7,812
1,228 Western Union Company 11,457
21 Willis Towers Watson plc 6,575
715 Wintrust Financial Corporation 92,964
428 WisdomTree, Inc. 5,119
17 WSFS Financial Corporation 886
3,728 Zions Bancorp NA 194,266
Total 17,213,279
Health Care  1.4%
427 4D Molecular Therapeutics, Inc.
k
4,911
4,444 AbbVie, Inc. 968,970
271 Adaptive Biotechnologies
Corporation
k
4,705
5,908 ADMA Biologics, Inc.
k
91,456
5,326 Agilent Technologies, Inc. 779,513
68 Agios Pharmaceuticals, Inc.
k
2,940
10 Align Technology, Inc.
k
1,379
50 Alkermes plc
k
1,535
185 Alnylam Pharmaceuticals, Inc.
k
84,367
1,385 Amgen, Inc. 413,326
60 Amicus Therapeutics, Inc.
k
542
912 Amneal Pharmaceuticals, Inc.
k
9,868
83 AnaptysBio, Inc.
k
3,036
864 ANI Pharmaceuticals, Inc.
k
78,278
92 Anika Therapeutics, Inc.
k
897
213 Arcus Biosciences, Inc.
k
4,200
79 Argenx SE ADR
k
64,662
44 Artivion, Inc.
k
1,996
259 Aurinia Pharmaceuticals, Inc.
k
3,411
4,752 Avantor, Inc.
k
56,169
118 Azenta, Inc.
k
3,564
1,553 Biogen, Inc.
k
239,581
81 Biohaven, Ltd.
k
1,393

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Health Care  1.4% - continued
871 BioMarin Pharmaceutical, Inc.
k
$ 46,660
379 Bio-Techne Corporation 23,714
9,233 Boston Scientific Corporation
k
929,948
28 Bruker Corporation 1,090
41 Cardinal Health, Inc. 7,822
199 CareDx, Inc.
k
2,985
348 Caribou Biosciences, Inc.
k
842
259 Cencora, Inc. 87,493
168 Charles River Laboratories
International, Inc.
k
30,252
530 Cigna Group 129,537
4,471 Concentra Group Holdings Parent,
Inc. 89,062
429 Cooper Companies, Inc.
k
29,991
854 CorVel Corporation
k
63,153
3,466 Danaher Corporation 746,507
348 Denali Therapeutics, Inc.
k
5,665
594 Dentsply Sirona, Inc. 7,490
1,720 Dexcom, Inc.
k
100,138
120 Doximity, Inc.
k
7,920
230 Dyne Therapeutics, Inc.
k
5,193
173 Edwards Lifesciences Corporation
k
14,264
1,059 Elanco Animal Health, Inc.
k
23,457
1,720 Eli Lilly & Company 1,484,119
335 Enanta Pharmaceuticals, Inc.
k
3,672
2,202 Encompass Health Corporation 250,698
277 Fate Therapeutics, Inc.
k
374
669 Fortrea Holdings, Inc.
k
6,998
140 GE HealthCare Technologies, Inc. 10,493
3,281 Gilead Sciences, Inc. 393,031
463 GoodRx Holdings, Inc.
k
1,560
1,423 Halozyme Therapeutics, Inc.
k
92,765
1,265 HealthEquity, Inc.
k
119,644
47 Henry Schein, Inc.
k
2,970
6 Hims & Hers Health, Inc.
k
273
36 Hologic, Inc.
k
2,661
41 Humana, Inc. 11,406
831 IDEXX Laboratories, Inc.
k
523,123
869 Illumina, Inc.
k
107,356
1,249 Incyte Corporation
k
116,757
3,179 Indivior plc
k
93,367
89 Insmed, Inc.
k
16,874
541 Insulet Corporation
k
169,338
510 Intuitive Surgical, Inc.
k
272,483
98 Ionis Pharmaceuticals, Inc.
k
7,281
113 IQVIA Holding, Inc.
k
24,460
65 Jazz Pharmaceuticals, Inc.
k
8,947
7,237 Johnson & Johnson 1,366,852
577 Kura Oncology, Inc.
k
5,926
667 Labcorp Holdings, Inc. 169,391
443 LeMaitre Vascular, Inc. 38,368
576 Medpace Holdings, Inc.
k
336,908
10,673 Medtronic plc 968,041
2,685 Merck & Company, Inc. 230,856
1,331 Merit Medical Systems, Inc.
k
116,516
95 Mettler-Toledo International, Inc.
k
134,548
178 Myriad Genetics, Inc.
k
1,431
517 Natera, Inc.
k
102,847
978 Neurocrine Biosciences, Inc.
k
140,059
39 Option Care Health, Inc.
k
1,015
586 Organon & Company 3,956
881 Penumbra, Inc.
k
200,313
92 Perrigo Company plc 1,908
5,445 Pfizer, Inc. 134,219
Shares Common Stock  12.3% Value
Health Care  1.4% - continued
65 Prestige Consumer Healthcare,
Inc.
k
$ 3,939
2,208 Progyny, Inc.
k
41,312
203 Prothena Corporation plc
k
2,182
217 QIAGEN NV 10,166
18 Quest Diagnostics, Inc. 3,167
343 REGENXBIO, Inc.
k
4,380
855 Relay Therapeutics, Inc.
k
6,105
962 Repligen Corporation
k
143,396
17 ResMed, Inc. 4,197
5 Revvity, Inc. 468
11 Rigel Pharmaceuticals, Inc.
k
347
317 Rocket Pharmaceuticals, Inc.
k
1,195
3,517 Royalty Pharma plc 132,028
2,713 Sanofi SA ADR 137,224
47 SIGA Technologies, Inc. 389
115 Sotera Health Company
k
1,909
3,156 STERIS plc 743,869
3,797 Stevanato Group SPA 95,760
1,196 Stryker Corporation 426,063
12 Supernus Pharmaceuticals, Inc.
k
662
565 Teleflex, Inc. 70,326
874 Tenet Healthcare Corporation
k
180,472
661 Thermo Fisher Scientific, Inc. 375,045
2,622 Twist Bioscience Corporation
k
86,238
275 UFP Technologies, Inc.
k
52,976
191 United Therapeutics Corporation
k
85,077
418 UnitedHealth Group, Inc. 142,772
88 Universal Health Services, Inc. 19,097
115 Vaxcyte, Inc.
k
5,207
43 Veeva Systems, Inc.
k
12,522
884 Vericel Corporation
k
30,993
1,176 Vertex Pharmaceuticals, Inc.
k
500,470
3,235 Viatris, Inc. 33,515
115 Viemed Healthcare, Inc.
k
743
99 Viking Therapeutics, Inc.
k
3,770
3,013 Waystar Holding Corporation
k
108,016
329 West Pharmaceutical Services,
Inc. 92,801
353 Xencor, Inc.
k
5,193
157 Xenon Pharmaceuticals, Inc.
k
6,581
1,585 Zimmer Biomet Holdings, Inc. 159,388
Total 16,577,646
Industrials  1.2%
281 A.O. Smith Corporation 18,543
349 Acuity, Inc. 127,402
731 Advanced Drainage Systems, Inc. 102,377
193 AECOM 25,930
145 AGCO Corporation 14,958
51 Alaska Air Group, Inc.
k
2,128
141 Allegheny Technologies, Inc.
k
13,955
236 Allegion plc 39,122
191 Allison Transmission Holdings, Inc. 15,767
2,106 Amentum Holdings, Inc.
k
47,195
3,373 AMETEK, Inc. 681,717
200 API Group Corporation
k
7,364
35 Applied Industrial Technologies,
Inc. 8,998
78 Arcosa, Inc. 7,956
256 Armstrong World Industries, Inc. 48,750
1,054 Atmus Filtration Technologies, Inc. 47,936
2,316 Automatic Data Processing, Inc. 602,855
294 Axon Enterprise, Inc.
k
215,276
25 AZZ, Inc. 2,496

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Industrials  1.2% - continued
1,428 Badger Infrastructure Solutions,
Ltd. $ 74,925
3,121 Barrett Business Services, Inc. 126,307
208 Brady Corporation 15,789
8 Brink's Company 889
19 Broadridge Financial Solutions,
Inc. 4,188
1,930 BWX Technologies, Inc. 412,267
149 C.H. Robinson Worldwide, Inc. 22,945
409 Casella Waste Systems, Inc.
k
36,225
1,217 Caterpillar, Inc. 702,525
842 CECO Environmental Corporation
k
41,165
534 Clean Harbors, Inc.
k
112,412
9,960 CNH Industrial NV 104,480
109 Copart, Inc.
k
4,688
218 CRA International, Inc. 41,527
24,719 CSX Corporation 890,378
69 Cummins, Inc. 30,200
330 Curtiss-Wright Corporation 196,591
3,737 Delta Air Lines, Inc. 214,429
367 DNOW, Inc.
k
5,395
67 Donaldson Company, Inc. 5,645
11 Dycom Industries, Inc.
k
3,166
254 EMCOR Group, Inc. 171,648
159 Energy Recovery, Inc.
k
2,721
2,578 Enerpac Tool Group Corporation 105,801
113 EnerSys 14,256
464 EnPro, Inc. 107,653
956 ExlService Holdings, Inc.
k
37,380
618 Expeditors International of
Washington, Inc. 75,334
9,767 Fastenal Company 401,912
541 Federal Signal Corporation 63,854
912 Ferguson Enterprises, Inc. 226,632
2,965 Flowserve Corporation 202,361
468 Fluor Corporation
k
22,824
407 Fortive Corporation 20,488
116 Fortune Brands Innovations, Inc. 5,893
5,356 Gates Industrial Corporation plc
k
118,260
42 Generac Holdings, Inc.
k
7,057
746 General Dynamics Corporation 257,295
1,615 General Electric Company 498,954
28 Gorman-Rupp Company 1,259
927 Graco, Inc. 75,801
1,162 Great Lakes Dredge & Dock
Corporation
k
13,189
219 Griffon Corporation 16,208
1,821 Helios Technologies, Inc. 100,811
2,208 Hexcel Corporation 157,651
85 HNI Corporation 3,478
696 Honeywell International, Inc. 140,126
1,293 Howmet Aerospace, Inc. 266,293
266 Hudson Technologies, Inc.
k
2,414
429 Huron Consulting Group, Inc.
k
70,545
530 ICF International, Inc. 42,548
55 IDEX Corporation 9,430
146 IES Holdings, Inc.
k
57,215
143 Ingersoll Rand, Inc. 10,915
26 Insteel Industries, Inc. 812
211 ITT Corporation 39,050
793 Jacobs Solutions, Inc. 123,557
651 JB Hunt Transport Services, Inc. 109,928
626 Johnson Controls International plc 71,608
116 Kirby Corporation
k
12,004
Shares Common Stock  12.3% Value
Industrials  1.2% - continued
54 Knight-Swift Transportation
Holdings, Inc. $ 2,436
935 Korn Ferry 60,495
572 L3Harris Technologies, Inc. 165,365
139 Legalzoom.com, Inc.
k
1,386
358 Legence Corporation
a,k
14,810
555 Leidos Holdings, Inc. 105,711
1,116 Limbach Holdings, Inc.
k
105,440
359 Lincoln Electric Holdings, Inc. 84,168
48 LSI Industries, Inc. 1,099
2,034 Lyft, Inc.
k
41,616
3,785 Masco Corporation 245,117
22 MasTec, Inc.
k
4,492
3,971 Masterbrand, Inc.
k
50,154
46 Maximus, Inc. 3,824
401 McGrath RentCorp 43,083
102 Middleby Corporation
k
12,671
659 Moog, Inc. 134,996
303 MSC Industrial Direct Company,
Inc. 25,728
1,989 Mueller Water Products, Inc. 51,038
308 NEXTracker, Inc.
k
31,176
5 Nordson Corporation 1,160
1,614 nVent Electric plc 184,561
1,071 Old Dominion Freight Line, Inc. 150,390
183 Oshkosh Corporation 22,562
1,325 Otis Worldwide Corporation 122,907
905 Parker-Hannifin Corporation 699,411
14 Paylocity Holding Corporation
k
1,978
532 Pentair plc 56,578
55 Pitney Bowes, Inc. 543
17 Primoris Services Corporation 2,406
359 Quanta Services, Inc. 161,238
182 RBC Bearings, Inc.
k
77,992
23 Regal Rexnord Corporation 3,240
916 Republic Services, Inc. 190,748
1,254 REV Group, Inc. 64,293
1,009 Rockwell Automation, Inc. 371,675
8 Ryder System, Inc. 1,354
251 Sensata Technologies Holding plc 7,989
466 Shoals Technologies Group, Inc.
k
4,898
43 SkyWest, Inc.
k
4,321
1,942 Southwest Airlines Company 58,843
36 SPX Technologies, Inc.
k
8,060
110 SS&C Technologies Holdings, Inc. 9,341
254 Stanley Black & Decker, Inc. 17,201
131 Sterling Construction Company,
Inc.
k
49,505
123 Textron, Inc. 9,940
1,265 Timken Company 99,315
157 Toro Company 11,733
334 Trane Technologies plc 149,849
1,204 TransUnion 97,741
1,053 Trex Company, Inc.
k
50,881
4,157 Uber Technologies, Inc.
k
401,151
594 UFP Industries, Inc. 54,725
59 UL Solutions, Inc. 4,594
53 UniFirst Corporation/MA 8,181
1,254 Union Pacific Corporation 276,344
151 United Airlines Holdings, Inc.
k
14,200
839 United Parcel Service, Inc. 80,896
102 United Rentals, Inc. 88,860
231 Upwork, Inc.
k
3,682
727 Veralto Corporation 71,740
1,565 Verisk Analytics, Inc. 342,359

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Industrials  1.2% - continued
250 Verra Mobility Corporation
k
$ 5,803
96 Wabtec Corporation 19,626
617 Waste Management, Inc. 123,258
179 Watsco, Inc. 65,874
453 Werner Enterprises, Inc. 11,869
12 WESCO International, Inc. 3,114
573 Xylem, Inc. 86,437
239 Zurn Elkay Water Solutions
Corporation 11,259
Total 14,293,456
Information Technology  4.1%
65 ACM Research, Inc.
k
2,695
966 Adobe, Inc.
k
328,739
3,432 Advanced Micro Devices, Inc.
k
879,004
557 Agilysys, Inc.
k
69,881
103 Ambarella, Inc.
k
8,779
326 Amkor Technology, Inc. 10,523
10,442 Amphenol Corporation 1,454,988
1,473 Analog Devices, Inc. 344,873
27,352 Apple, Inc. 7,395,160
1,665 Applied Materials, Inc. 388,111
411 AppLovin Corporation
k
261,943
5,296 Arista Networks, Inc.
k
835,126
30 Arrow Electronics, Inc.
k
3,346
13 Astera Labs, Inc.
k
2,427
3,141 Autodesk, Inc.
k
946,509
402 Bel Fuse, Inc. 61,904
27 BILL Holdings, Inc.
k
1,341
761 BlackLine, Inc.
k
43,567
7,632 Broadcom, Inc. 2,821,016
810 Cadence Design Systems, Inc.
k
274,339
16 Calix, Inc.
k
1,095
74 Ciena Corporation
k
14,054
133 Cirrus Logic, Inc.
k
17,642
15,137 Cisco Systems, Inc. 1,106,666
1,440 Cognex Corporation 59,602
74 Cognizant Technology Solutions
Corporation 5,393
652 Coherent Corporation
k
86,038
466 CommScope Holding Company,
Inc.
k
8,062
113 CommVault Systems, Inc.
k
15,732
3,437 CompoSecure, Inc.
k
68,259
273 Corning, Inc. 24,319
1,417 Crane NXT Company 89,625
17 Credo Technology Group Holding,
Ltd.
k
3,190
10 CTS Corporation 415
242 CyberArk Software, Ltd.
k
126,029
645 Datadog, Inc.
k
105,012
576 Descartes Systems Group, Inc.
k
50,809
1,373 DigitalOcean Holdings, Inc.
k
55,826
1,149 DocuSign, Inc.
k
84,038
110 Dolby Laboratories, Inc. 7,295
9,906 Dropbox, Inc.
k
287,274
2,348 Dynatrace Holdings, LLC
k
118,738
265 Enphase Energy, Inc.
k
8,085
29 EPAM Systems, Inc.
k
4,743
75 F5, Inc.
k
18,979
361 Fabrinet
k
159,046
37 First Solar, Inc.
k
9,877
1,365 Flex, Ltd.
k
85,340
2,698 Fortinet, Inc.
k
233,188
270 Gen Digital, Inc. 7,117
Shares Common Stock  12.3% Value
Information Technology  4.1% - continued
1,731 Gitlab, Inc.
k
$ 84,386
805 Guidewire Software, Inc.
k
188,080
943 Hewlett Packard Enterprise
Company 23,028
175 HubSpot, Inc.
k
86,086
1,639 I3 Verticals, Inc.
k
50,399
267 Impinj, Inc.
k
53,977
1,041 International Business Machines
Corporation 320,014
4 Itron, Inc.
k
401
47 Jabil, Inc. 10,382
5,114 JFrog, Ltd.
k
242,813
947 Keysight Technologies, Inc.
k
173,263
236 KLA Corporation 285,263
576 Knowles Corporation
k
13,599
4,254 Lam Research Corporation 669,835
1,520 Lattice Semiconductor
Corporation
k
110,899
281 Littelfuse, Inc. 68,370
9 Lumentum Holdings, Inc.
k
1,814
22 MACOM Technology Solutions
Holdings, Inc.
k
3,259
7 Manhattan Associates, Inc.
k
1,274
1,092 Marvell Technology, Inc. 102,364
173 Microchip Technology, Inc. 10,799
5,622 Micron Technology, Inc. 1,258,035
13,752 Microsoft Corporation 7,120,923
45 Mirion Technologies, Inc.
k
1,322
294 MKS, Inc. 42,251
504 Monday.com, Ltd.
k
103,441
249 Monolithic Power Systems, Inc. 250,245
1,470 Motorola Solutions, Inc. 597,864
871 Napco Security Technologies, Inc. 38,455
166 NetApp, Inc. 19,551
14,636 Nokia Oyj ADR 101,135
48,392 NVIDIA Corporation 9,798,896
521 NXP Semiconductors NV 108,952
137 ON Semiconductor Corporation
k
6,861
1,550 Onto Innovation, Inc.
k
209,188
1,785 Oracle Corporation 468,759
5,868 Palantir Technologies, Inc.
k
1,176,358
2,682 Pegasystems, Inc. 170,709
314 Plexus Corporation
k
43,929
765 PTC, Inc.
k
151,883
26 Q2 Holdings, Inc.
k
1,606
1,119 Qorvo, Inc.
k
106,215
2,553 Qualcomm, Inc. 461,838
443 Ralliant Corporation 19,457
183 Rigetti Computing, Inc.
k
8,101
478 Salesforce, Inc. 124,476
3,480 Samsung Electronics Company,
Ltd. 261,961
606 SAP SE ADR 157,566
1,037 ServiceNow, Inc.
k
953,293
656 Silicon Laboratories, Inc.
k
85,988
172 SkyWater Technology, Inc.
k
3,007
342 Skyworks Solutions, Inc. 26,580
316 Snowflake, Inc.
k
86,862
21 Synopsys, Inc.
k
9,530
1,602 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 481,289
1,308 TD SYNNEX Corporation 204,689
318 TE Connectivity plc 78,549
58 Teledyne Technologies, Inc.
k
30,556

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Information Technology  4.1% - continued
111 Tenable Holdings, Inc.
k
$ 3,221
1,347 Teradyne, Inc. 244,831
513 Texas Instruments, Inc. 82,829
3,870 Trimble, Inc.
k
308,633
1,946 TTM Technologies, Inc.
k
130,771
14 Twilio, Inc.
k
1,888
221 Tyler Technologies, Inc.
k
105,253
241 Unity Software, Inc.
k
9,134
85 Varonis Systems, Inc.
k
2,995
980 VeriSign, Inc. 235,004
5,247 Vontier Corporation 202,010
3,487 Weave Communications, Inc.
k
25,839
3,427 Western Digital Corporation 514,770
330 Zebra Technologies Corporation
k
88,853
3,545 Zoom Communications, Inc.
k
309,230
28 Zscaler, Inc.
k
9,272
Total 48,540,917
Materials  0.5%
644 Albemarle Corporation 63,260
292 Alcoa Corporation 10,743
9,813 Amcor plc 77,523
121 AptarGroup, Inc. 14,037
836 Ashland, Inc. 40,880
60 Avery Dennison Corporation 10,493
303 Avient Corporation 9,717
3,060 Axalta Coating Systems, Ltd.
k
87,118
243 Balchem Corporation 37,274
291 Ball Corporation 13,677
205 Celanese Corporation 7,880
6,934 CF Industries Holdings, Inc. 577,533
3,148 Coeur Mining, Inc.
k
54,051
139 Commercial Metals Company 8,251
1,787 Constellium SE
k
28,110
420 Corteva, Inc. 25,805
1,916 CRH plc 228,196
3,555 Crown Holdings, Inc. 345,475
1,933 DuPont de Nemours, Inc. 157,829
735 Eastman Chemical Company 43,747
2,547 Ecolab, Inc. 653,051
2,794 Element Solutions, Inc. 74,656
78 FMC Corporation 1,183
16,490 Freeport-McMoRan, Inc. 687,633
1,041 Greif, Inc. 59,222
11,744 Hecla Mining Company 151,145
519 Huntsman Corporation 4,297
106 Ingevity Corporation
k
5,694
61 International Flavors & Fragrances,
Inc. 3,841
7,934 Ivanhoe Mines, Ltd.
k
79,365
72 Kaiser Aluminum Corporation 6,518
103 Koppers Holdings, Inc. 2,907
1,695 Linde plc 709,019
158 Martin Marietta Materials, Inc. 96,870
97 Minerals Technologies, Inc. 5,505
920 Mosaic Company 25,254
51 MP Materials Corporation
k
3,218
4 NewMarket Corporation 3,072
1,901 Newmont Corporation 153,924
1,392 Nucor Corporation 208,870
194 O-I Glass, Inc.
k
2,190
794 Olin Corporation 16,436
863 Packaging Corporation of America 168,941
196 PPG Industries, Inc. 19,159
14 Reliance, Inc. 3,954
Shares Common Stock  12.3% Value
Materials  0.5% - continued
117 Royal Gold, Inc. $ 20,450
415 RPM International, Inc. 45,351
111 Scotts Miracle-Gro Company 5,941
207 Sealed Air Corporation 6,937
27 Sensient Technologies Corporation 2,546
174 Solstice Advanced Materials, Inc.
k
7,842
176 Sonoco Products Company 7,140
1,249 Steel Dynamics, Inc. 195,843
58 Stepan Company 2,514
957 Tronox Holdings plc 3,350
115 Vulcan Materials Company 33,293
1,106 West Fraser Timber Company, Ltd. 67,466
Total 5,386,196
Real Estate  0.3%
330 Agree Realty Corporation 24,093
150 Alexandria Real Estate Equities,
Inc. 8,733
60 Alpine Income Property Trust, Inc. 881
225 AvalonBay Communities, Inc. 39,132
1,343 Brixmor Property Group, Inc. 35,133
3,646 Broadstone Net Lease, Inc. 65,336
152 CareTrust REIT, Inc. 5,267
63 CBL & Associates Properties, Inc. 1,863
2,581 CBRE Group, Inc.
k
393,422
475 Chatham Lodging Trust 3,040
369 Colliers International Group, Inc. 58,867
194 Compass, Inc.
k
1,496
948 CoStar Group, Inc.
k
65,232
765 Cousins Properties, Inc. 19,836
1,842 Crown Castle, Inc. 166,185
332 Curbline Properties Corporation 7,656
3,411 Cushman and Wakefield plc
k
53,553
76 Digital Realty Trust, Inc. 12,951
1,587 Easterly Government Properties,
Inc. 34,311
2,141 EPR Properties 104,952
694 Equity Lifestyle Properties, Inc. 42,369
17,173 Essential Properties Realty Trust,
Inc. 513,129
72 Essex Property Trust, Inc. 18,127
467 Extra Space Storage, Inc. 62,363
57 Federal Realty Investment Trust 5,483
2,379 First Industrial Realty Trust, Inc. 131,511
154 Getty Realty Corporation 4,224
62 Global Net Lease, Inc. 472
6,655 Healthcare Realty Trust, Inc. 117,927
14,106 Host Hotels & Resorts, Inc. 225,978
39 Howard Hughes Holdings, Inc.
k
3,092
793 Independence Realty Trust, Inc. 12,632
2,424 Industrial Logistics Properties Trust 12,799
1,908 Innovative Industrial Properties,
Inc. 95,686
709 InvenTrust Properties Corporation 19,427
145 Iron Mountain, Inc. 14,928
298 Jones Lang LaSalle, Inc.
k
90,917
225 Kimco Realty Corporation 4,648
10 Lamar Advertising Company 1,186
347 Macerich Company 5,951
8,484 Millrose Properties, Inc. 273,270
6 National Health Investors, Inc. 447
477 NetSTREIT Corporation 8,882
46 NNN REIT, Inc. 1,861
5,313 Outfront Media, Inc. 93,987
751 Park Hotels & Resorts, Inc. 7,728

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Real Estate  0.3% - continued
260 Peakstone Realty Trust $ 3,513
3,011 Pebblebrook Hotel Trust 31,495
157 Postal Realty Trust, Inc. 2,325
49 RE/MAX Holdings, Inc.
k
389
80 Regency Centers Corporation 5,516
137 Rexford Industrial Realty, Inc. 5,661
843 RLJ Lodging Trust 5,732
93 RMR Group, Inc. 1,439
73 Ryman Hospitality Properties 6,344
13,199 Sabra Health Care REIT, Inc. 235,206
525 Safehold, Inc. 7,576
350 SBA Communications Corporation 67,018
2,994 Sila Realty Trust, Inc. 70,958
106 Simon Property Group, Inc. 18,630
846 STAG Industrial, Inc. 32,376
699 Summit Hotel Properties, Inc. 3,593
10,659 Tanger, Inc. 347,057
1,766 Terreno Realty Corporation 100,892
261 VICI Properties, Inc. 7,827
1,919 Xenia Hotels & Resorts, Inc. 23,604
231 Zillow Group, Inc., Class A
k
16,523
283 Zillow Group, Inc., Class C
k
21,219
Total 3,885,856
Utilities  0.3%
16,145 AES Corporation 223,931
1,472 Alliant Energy Corporation 98,359
254 American States Water Company 18,113
168 American Water Works Company,
Inc. 21,576
43 Artesian Resources Corporation 1,386
64 Avista Corporation 2,435
680 Black Hills Corporation 43,132
152 Brookfield Infrastructure
Corporation 6,887
27 California Water Service Group 1,198
2,274 CenterPoint Energy, Inc. 86,958
765 Clearway Energy, Inc., Class A 22,942
812 Clearway Energy, Inc., Class C 25,927
23 Consolidated Edison, Inc. 2,240
470 Constellation Energy Corporation 177,190
146 DTE Energy Company 19,789
1,559 Duke Energy Corporation 193,784
10,341 Edison International 572,685
2,658 Entergy Corporation 255,407
462 Essential Utilities, Inc. 18,032
1,487 Evergy, Inc. 114,216
378 Eversource Energy 27,900
592 Exelon Corporation 27,303
271 FirstEnergy Corporation 12,420
261 MDU Resources Group, Inc. 5,006
77 Middlesex Water Company 4,425
563 New Jersey Resources
Corporation 24,941
2,350 NiSource, Inc. 98,959
572 Northwestern Energy Group, Inc. 34,131
90 Otter Tail Corporation 6,950
17,845 PG&E Corporation 284,806
51 Pinnacle West Capital Corporation 4,515
10,762 Portland General Electric
Company 491,608
769 Spire, Inc. 66,442
21,155 UGI Corporation 707,212
183 Unitil Corporation 8,921
1,352 Vistra Energy Corporation 254,582
Shares Common Stock  12.3% Value
Utilities  0.3% - continued
1,244 XPLR Infrastructure, LP $ 12,266
Total 3,978,574
Total Common Stock
(cost $110,229,614) 146,844,308
Shares Private Equity Funds 1.1% Value
Secondary  1.1%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,k,l
1,502,888
1 ASF IX, LP
*,k,l
2,612,558
1 ASF VIII Sidecar (Cayman), LP
*,k,l
291,425
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,k,l
2,102,328
1 LCP X (Offshore), LP
*,k,l
6,874,801
Total 13,384,000
Total Private Equity Funds
(cost $10,148,016) 13,384,000
Shares
Collateral Held for Securities
Loaned 0.4% Value
4,240,817 Thrivent Cash Management Trust 4,240,817
Total Collateral Held for
Securities Loaned
(cost $4,240,817) 4,240,817
Shares or
Principal
Amount Short-Term Investments 14.5% Value
Federal Home Loan Bank Discount
Notes
200,000 4.150%, 11/3/2025
m,n
199,936
2,900,000 4.150%, 11/19/2025
m,n
2,894,092
200,000 3.935%, 12/12/2025
m,n
199,113
1,300,000 3.890%, 12/17/2025
m,n
1,293,551
1,600,000 3.910%, 12/19/2025
m,n
1,591,724
200,000 3.855%, 1/2/2026
m,n
198,667
Federal Home Loan Mortgage
Corporation Discount Notes
800,000 3.870%, 12/8/2025
m,n
796,791
700,000 3.900%, 12/23/2025
m,n
696,084
Federal National Mortgage
Association Discount Notes
200,000 3.960%, 12/3/2025
m,n
199,303
300,000 3.805%, 12/15/2025
m,n
298,575
300,000 3.860%, 12/22/2025
m,n
298,353
State Street Institutional U.S.
Government Money Market
Fund
43,927,707 4.014%
m
43,927,706
Thrivent Core Short-Term Reserve
Fund
11,909,501 4.370% 119,095,009
U.S. Treasury Bills
300,000 3.876%, 12/23/2025
m,o
298,385
200,000 3.854%, 1/8/2026
m,o
198,613
Total Short-Term Investments
(cost $172,160,341) 172,185,902
Total Investments (cost
$1,024,489,871) 101.6% $1,208,005,883
Other Assets and Liabilities, Net
(1.6%) (19,029,532)
Total Net Assets 100.0% $1,188,976,351

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $74,901,127 or
6.3% of total net assets.
c Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2025.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of October 31,
2025 was $13,438,000 or 1.13% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of October
31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 1,146,772
ASF IX, LP  3/18/2024 2,067,303
ASF VIII Sidecar (Cayman), LP  6/28/2024 252,281
Credit Suisse Group AG  9/5/2018 200,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 1,456,000
LCP X (Offshore), LP  10/25/2023 5,225,660
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 3,767,270
Common Stock 318,381
Total lending $4,085,651
Gross amount payable upon return of
collateral for securities loaned $4,240,817
Net amounts due to counterparty $155,166
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $198,428,461
Gross unrealized depreciation (24,251,541)
Net unrealized appreciation (depreciation) $174,176,920
Cost for federal income tax purposes $1,037,149,416
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 9,586,664 – 9,586,664 –
Basic Materials 3,318,757 – 3,318,757 –
Capital Goods 6,925,838 – 6,925,838 –
Collateralized Mortgage Obligations 23,595,748 – 23,595,748 –
Commercial Mortgage-Backed Securities 5,230,791 – 5,230,791 –
Communications Services 10,007,534 – 10,007,534 –
Consumer Cyclical 13,754,296 – 13,754,296 –
Consumer Non-Cyclical 14,220,253 – 14,220,253 –
Energy 9,774,086 – 9,774,086 –
Financials 36,482,946 – 36,482,946 –
Foreign Government 844,103 – 844,103 –
Mortgage-Backed Securities 120,930,437 – 120,930,437 –
Technology 8,510,935 – 8,510,935 –
Transportation 2,409,636 – 2,409,636 –
U.S. Government & Agencies 129,229,046 – 129,229,046 –
Utilities 8,041,711 – 8,041,711 –
Registered Investment Companies
U.S. Affiliated 398,163,192 398,163,192 – –
U.S. Unaffiliated 4,065,751 4,065,751 – –
Common Stock
Communications Services 13,002,697 13,002,697 – –
Consumer Discretionary 16,454,465 16,454,465 – –
Consumer Staples 3,714,653 3,714,653 – –
Energy 3,796,569 3,796,569 – –
Financials 17,213,279 17,213,279 – –
Health Care 16,577,646 16,577,646 – –
Industrials 14,293,456 14,218,531 74,925 –
Information Technology 48,540,917 48,278,956 261,961 –
Materials 5,386,196 5,306,831 79,365 –
Real Estate 3,885,856 3,885,856 – –
Utilities 3,978,574 3,978,574 – –
Private Equity Funds
Secondary 13,384,000 – – 13,384,000
Short-Term Investments 53,090,893 43,927,706 9,163,187 –
Subtotal Investments in Securities $1,018,410,925 $592,584,706 $412,442,219 $13,384,000
Other Investments  * Total
Affiliated Short-Term Investments 119,095,009
U.S. Affiliated Registered Investment Cos. 66,259,132
Collateral Held for Securities Loaned 4,240,817
Subtotal Other Investments $189,594,958
Total Investments at Value $1,208,005,883
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,305,654 4,305,654 – –
Total Asset Derivatives $4,305,654 $4,305,654 $– $–
Liability Derivatives
Futures Contracts 969,161 226,273 742,888 –
Credit Default Swaps 16,040 – 16,040 –
Total Liability Derivatives $985,201 $226,273 $758,928 $–
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
10/31/2025
Long-Term Fixed Income
Collateralized Mortgage
Obligations  $864,563 $-  $41,185  $-  $-  $-  ($905,748)  $-
Private Equity Funds
 Secondary 7,051,841 -  1,346,380 7,333,054 (2,347,275)  -  - 13,384,000
Total  $7,916,404 $-   $1,387,565 $7,333,054 ($2,347,275)  $- ($905,748) $13,384,000
Investments in Securities
Ending Value
10/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $13,834,000
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $13,834,000

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling $8,681,189 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 79 December 2025 $ 8,862,408 $ 38,671
CBOT 2-Yr. U.S. Treasury Note 120 December 2025 25,012,584 (23,521)
CBOT 5-Yr. U.S. Treasury Note 136 December 2025 14,854,064 (1,376)
CBOT U.S. Long Bond 54 December 2025 6,180,473 154,402
CME E-mini Russell 2000 Index 1 December 2025 122,078 2,417
CME E-mini S&P 500 Index 264 December 2025 87,786,774 2,950,026
CME Ultra Long Term U.S. Treasury Bond 55 December 2025 6,447,621 222,847
ICE mini MSCI EAFE Index 105 December 2025 14,566,893 170,382
ICE US mini MSCI Emerging Markets Index 35 December 2025 2,337,388 125,912
Ultra 10-Yr. U.S. Treasury Note 54 December 2025 6,162,056 74,100
Total Futures Long Contracts $ 172,332,339 $ 3,713,860
CME E-mini Russell 2000 Index (83) December 2025 ( $ 10,131,709) ( $ 201,376)
CME E-mini S&P Mid-Cap 400 Index (43) December 2025 (14,363,540) 355,430
CME Euro Foreign Exchange Currency (65) December 2025 (9,597,467) 211,467
Eurex Euro STOXX 50 Index (231) December 2025 (14,364,757) (742,888)
Total Futures Short Contracts ( $ 48,457,473) ($377,367)
Total Futures Contracts $ 123,874,866 $3,336,493

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Fund's credit default swap contracts held as of October 31, 2025. Investments totaling $496,998 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 5,234,000) $ – ( $ 16,040) ( $ 16,040)
Total Credit Default Swaps $– ($16,040) ($16,040)
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Moderately
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant
Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 211,467
Total Foreign Exchange Contracts 211,467
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,604,167
Total Equity Contracts 3,604,167
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 490,020
Total Interest Rate Contracts 490,020
Total Asset Derivatives $4,305,654
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 24,897
Total Interest Rate Contracts 24,897
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 944,264
Total Equity Contracts 944,264
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 16,040
Total Credit Contracts 16,040
Total Liability Derivatives $985,201
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,996,524)
Total Interest Rate Contracts (1,996,524)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 11,129,562
Total Return Swaps Net realized gains/(losses) on Swap agreements (116,913)
Total Equity Contracts 11,012,649
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (701,303)
Total Foreign Exchange Contracts (701,303)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 444,170
Total Credit Contracts 444,170
Total $8,758,992
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,339)
Total Foreign Exchange Contracts (1,339)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,391,352
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 134,467
Total Equity Contracts 3,525,819
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,680,884
Total Interest Rate Contracts 2,680,884
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (16,040)
Total Credit Contracts (16,040)
Total $6,189,324
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended October
31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $117,103,149
Futures - Short (50,605,519)
Total Return Swaps - Short (106,752)
Interest Rate Contracts
Futures - Long 104,047,966
Futures - Short (1,098,364)
Foreign Exchange Contracts
Futures - Short (11,765,818)
Credit Contracts
Credit Default Swaps - Sell Protection 191,544

Moderately Conservative Allocation Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,148 $1,912 $2,942 $33,348 3,785 2.8%
Core Emerging Markets Equity 8,880 277 – 11,407 935 1.0
Core International Equity 16,133 538 10 19,757 1,540 1.7
Core Low Volatility Equity 693 55 754 – – –
Core Mid Cap Value 7,338 664 7,315 – – –
Core Small Cap Value 1,979 201 300 1,747 162 0.1
Global Stock, Class S 2,296 262 – 2,751 86 0.2
High Yield, Class S 23,812 1,496 1,113 24,536 5,719 2.1
Income, Class S 69,048 3,000 7,556 65,893 7,901 5.5
International Equity, Class S 25,647 743 – 31,465 2,420 2.6
Large Cap Growth, Class S 71,163 4,328 – 88,780 3,434 7.5
Large Cap Value, Class S 113,147 9,360 – 129,129 3,867 10.9
Mid Cap Stock, Class S 26,013 1,065 13,010 13,382 362 1.1
Short-Term Bond, Class S 39,091 1,577 3,449 37,823 3,007 3.2
Small Cap Stock, Class S 8,637 159 4,000 4,404 138 0.4
Total U.S. Affiliated Registered Investment
Companies 446,025 464,422 39.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 158,767 78,308 117,981 119,095 11,910 10.0
Total Affiliated Short-Term Investments 158,767 119,095 10.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,210 81,497 80,466 4,241 4,241 0.4
Total Collateral Held for Securities Loaned 3,210 4,241 0.4
Total Value $608,002 $587,758
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($607) $2,837 $– $1,912
Core Emerging Markets Equity – 2,250 – 277
Core International Equity (1) 3,097 – 538
Core Low Volatility Equity Fund 139 (133) 26 28
Core Mid Cap Value 856 (1,543) 521 141
Core Small Cap Value 76 (209) 173 29
Global Stock, Class S – 193 218 43
High Yield, Class S (128) 469 – 1,497
Income, Class S (771) 2,172 – 3,003
International Equity, Class S – 5,075 – 743
Large Cap Growth, Class S – 13,289 4,249 79
Large Cap Value, Class S – 6,622 7,586 1,774
Mid Cap Stock, Class S 4,632 (5,318) 931 135
Short-Term Bond, Class S 12 592 – 1,578
Small Cap Stock, Class S 846 (1,238) 114 45
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 13 (12) – 5,717
Total Income/Non Cash Income from Affiliated Investments $17,539
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total $5,067 $28,143 $13,818

Money Market Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 8.8%
a
Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 10,000 4.055%  $ 10,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
10,000 4.004%  10,000
State Street Institutional U.S.
Government Money Market Fund
289,369,390 4.014%  289,369,390
Total 289,389,390
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 46.8%
a
Value
Federal Agricultural Mortgage
Corporation
13,150,000
4.060% (SOFRRATE +
0.020%), 11/14/2025
b
13,150,000
21,650,000
4.105% (SOFRRATE +
0.065%), 11/25/2025
b
21,650,000
18,270,000
4.060% (SOFRRATE +
0.020%), 12/8/2025
b
18,270,000
21,700,000
4.100% (SOFRRATE +
0.060%), 3/10/2026
b
21,700,000
22,150,000
4.105% (SOFRRATE +
0.065%), 5/22/2026
b
22,150,000
8,800,000
4.110% (SOFRRATE +
0.070%), 7/2/2026
b
8,800,000
17,600,000
4.140% (SOFRRATE +
0.100%), 8/14/2026
b
17,600,695
8,800,000
4.140% (SOFRRATE +
0.100%), 12/10/2026
b
8,800,000
22,250,000
4.185% (SOFRRATE +
0.145%), 1/22/2027
b
22,250,000
22,000,000
4.310% (SOFRRATE +
0.090%), 2/16/2027
b
22,000,000
11,000,000
4.200% (SOFRRATE +
0.160%), 8/18/2027
b
11,000,000
Federal Farm Credit Bank
8,450,000
4.005% (FEDL 1M + 0.135%),
11/10/2025
b
8,449,231
8,700,000
4.110% (SOFRRATE +
0.070%), 11/17/2025
b
8,700,000
8,670,000
4.120% (SOFRRATE +
0.080%), 11/21/2025
b
8,670,000
8,600,000
4.095% (SOFRRATE +
0.055%), 11/25/2025
b
8,600,000
35,200,000
3.930% (FCPR DLY +
-3.070%), 11/28/2025
b
35,200,969
21,550,000
4.095% (SOFRRATE +
0.055%), 12/2/2025
b
21,550,000
500,000 3.370% , 12/8/2025 499,553
22,000,000
4.120% (SOFRRATE +
0.080%), 12/12/2025
b
22,000,278
21,625,000
4.095% (SOFRRATE +
0.055%), 12/30/2025
b
21,625,000
3,500,000
3.990% (FEDL 1M + 0.120%),
1/8/2026
b
3,500,000
13,300,000
4.185% (SOFRRATE +
0.145%), 1/12/2026
b
13,302,008
8,550,000
4.160% (SOFRRATE +
0.120%), 1/27/2026
b
8,550,000
4,300,000
4.130% (SOFRRATE +
0.090%), 1/28/2026
b
4,300,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  46.8%
a
Value
$ 12,870,000
4.120% (SOFRRATE +
0.080%), 2/10/2026
b
$ 12,870,000
6,950,000
4.130% (SOFRRATE +
0.090%), 2/12/2026
b
6,951,251
17,200,000
4.095% (SOFRRATE +
0.055%), 2/13/2026
b
17,200,000
25,800,000
4.120% (SOFRRATE +
0.080%), 2/17/2026
b
25,800,000
10,000,000
4.120% (SOFRRATE +
0.080%), 3/4/2026
b
10,000,000
13,200,000
4.060% (SOFRRATE +
0.020%), 3/19/2026
b
13,200,000
9,000,000
4.055% (SOFRRATE +
0.015%), 3/30/2026
b
9,000,000
4,400,000
4.045% (SOFRRATE +
0.005%), 4/2/2026
b
4,400,000
21,700,000
4.020% (FEDL 1M + 0.150%),
4/24/2026
b
21,700,000
21,500,000
3.955% (FEDL 1M + 0.085%),
5/7/2026
b
21,500,000
8,800,000
4.055% (SOFRRATE +
0.015%), 5/22/2026
b
8,800,000
4,500,000
4.110% (SOFRRATE +
0.070%), 5/28/2026
b
4,500,000
8,570,000
4.135% (SOFRRATE +
0.095%), 6/3/2026
b
8,570,000
8,720,000
4.085% (SOFRRATE +
0.045%), 6/18/2026
b
8,720,000
8,600,000
4.160% (SOFRRATE +
0.120%), 7/10/2026
b
8,600,000
8,650,000
3.935% (FEDL 1M + 0.065%),
7/15/2026
b
8,650,000
10,000,000
4.095% (SOFRRATE +
0.055%), 7/30/2026
b
10,000,000
7,000,000
3.945% (FEDL 1M + 0.075%),
8/11/2026
b
7,000,000
4,400,000
4.110% (SOFRRATE +
0.070%), 8/12/2026
b
4,400,000
10,000,000
4.090% (SOFRRATE +
0.050%), 8/18/2026
b
10,000,000
8,750,000
3.950% (FCPR DLY +
-3.050%), 9/4/2026
b
8,750,000
4,500,000
4.100% (SOFRRATE +
0.060%), 9/4/2026
b
4,500,000
9,400,000
4.100% (SOFRRATE +
0.060%), 9/4/2026
b
9,400,000
4,350,000
4.105% (SOFRRATE +
0.065%), 9/18/2026
b
4,350,000
5,920,000
4.165% (SOFRRATE +
0.125%), 9/21/2026
b
5,923,346
8,800,000
4.100% (SOFRRATE +
0.060%), 9/22/2026
b
8,800,000
4,400,000
4.110% (SOFRRATE +
0.070%), 10/13/2026
b
4,400,000
17,600,000
4.110% (SOFRRATE +
0.070%), 10/21/2026
b
17,600,000
4,350,000
4.175% (SOFRRATE +
0.135%), 10/21/2026
b
4,350,000
9,000,000
4.105% (SOFRRATE +
0.065%), 11/27/2026
b
9,000,000
13,200,000
4.120% (SOFRRATE +
0.080%), 12/2/2026
b
13,200,000
8,600,000
4.180% (SOFRRATE +
0.140%), 12/2/2026
b
8,600,000

Money Market Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  46.8%
a
Value
$ 8,900,000
4.115% (SOFRRATE +
0.075%), 12/8/2026
b
$ 8,900,000
8,700,000
4.120% (SOFRRATE +
0.080%), 12/22/2026
b
8,700,000
8,600,000
4.130% (SOFRRATE +
0.090%), 1/12/2027
b
8,600,000
9,250,000
4.185% (SOFRRATE +
0.145%), 1/21/2027
b
9,250,000
12,200,000
4.125% (SOFRRATE +
0.085%), 1/27/2027
b
12,200,000
10,000,000
4.130% (SOFRRATE +
0.090%), 2/4/2027
b
10,000,000
13,300,000
4.135% (SOFRRATE +
0.095%), 3/5/2027
b
13,300,000
18,500,000
4.140% (SOFRRATE +
0.100%), 4/6/2027
b
18,500,000
8,900,000
4.160% (SOFRRATE +
0.120%), 5/28/2027
b
8,900,000
9,200,000
4.155% (SOFRRATE +
0.115%), 6/7/2027
b
9,200,000
8,650,000
4.015% (FEDL 1M + 0.145%),
6/23/2027
b
8,650,000
13,600,000
4.160% (SOFRRATE +
0.120%), 7/27/2027
b
13,600,000
4,500,000
4.330% (SOFRRATE +
0.110%), 8/5/2027
b,c
4,500,000
8,800,000
4.155% (SOFRRATE +
0.115%), 8/27/2027
b
8,800,000
7,000,000
4.030% (FEDL 1M + 0.160%),
9/10/2027
b
7,000,000
4,400,000
4.060% (FEDL 1M + 0.190%),
9/29/2027
b
4,400,000
7,400,000
4.345% (SOFRRATE +
0.125%), 11/3/2027
b,c
7,400,000
Federal Home Loan Bank
21,700,000
4.035% (SOFRRATE +
-0.005%), 11/4/2025
b
21,700,000
21,000,000
4.045% (SOFRRATE +
0.005%), 11/12/2025
b
21,000,000
12,500,000
4.045% (SOFRRATE +
0.005%), 11/12/2025
b
12,500,000
21,700,000
4.040% (SOFRRATE FLAT),
11/17/2025
b
21,700,000
22,000,000
4.040% (SOFRRATE FLAT),
11/18/2025
b
22,000,000
17,350,000
4.125% (SOFRRATE +
0.085%), 11/21/2025
b
17,350,000
9,000,000
4.040% (SOFRRATE FLAT),
12/23/2025
b
9,000,000
10,000,000
4.040% (SOFRRATE FLAT),
12/26/2025
b
10,000,000
13,100,000
4.045% (SOFRRATE +
0.005%), 12/26/2025
b
13,100,000
10,000,000
4.060% (SOFRRATE +
0.020%), 1/2/2026
b
10,000,000
4,400,000
4.040% (SOFRRATE FLAT),
1/5/2026
b
4,400,000
14,000,000
4.045% (SOFRRATE +
0.005%), 1/15/2026
b
14,000,000
8,650,000
4.060% (SOFRRATE +
0.020%), 1/20/2026
b
8,650,000
15,000,000
4.070% (SOFRRATE +
0.030%), 2/5/2026
b
15,000,000
4,325,000
4.140% (SOFRRATE +
0.100%), 2/13/2026
b
4,325,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  46.8%
a
Value
$ 8,650,000
4.065% (SOFRRATE +
0.025%), 2/17/2026
b
$ 8,650,000
8,650,000
4.065% (SOFRRATE +
0.025%), 2/19/2026
b
8,650,000
12,900,000
4.170% (SOFRRATE +
0.130%), 2/20/2026
b
12,901,344
13,500,000
4.030% (SOFRRATE +
-0.010%), 2/23/2026
b
13,500,000
13,200,000
4.045% (SOFRRATE +
0.005%), 2/27/2026
b
13,200,000
8,800,000
4.035% (SOFRRATE +
-0.005%), 3/20/2026
b
8,800,000
9,000,000
4.040% (SOFRRATE FLAT),
3/20/2026
b
9,000,000
13,200,000
4.055% (SOFRRATE +
0.015%), 3/27/2026
b
13,200,000
12,900,000
4.140% (SOFRRATE +
0.100%), 4/6/2026
b
12,900,000
8,800,000
4.150% (SOFRRATE +
0.110%), 4/10/2026
b
8,800,000
8,600,000
4.150% (SOFRRATE +
0.110%), 4/15/2026
b
8,600,000
13,200,000
4.055% (SOFRRATE +
0.015%), 5/1/2026
b
13,200,000
30,300,000
4.045% (SOFRRATE +
0.005%), 5/11/2026
b
30,299,275
21,700,000
4.090% (SOFRRATE +
0.050%), 5/14/2026
b
21,700,000
8,800,000
4.045% (SOFRRATE +
0.005%), 5/18/2026
b
8,800,000
10,000,000
4.050% (SOFRRATE +
0.010%), 5/20/2026
b
10,000,000
8,700,000
4.075% (SOFRRATE +
0.035%), 7/1/2026
b
8,699,652
9,000,000
4.155% (SOFRRATE +
0.115%), 7/16/2026
b
9,000,000
8,650,000
4.090% (SOFRRATE +
0.050%), 7/20/2026
b
8,650,000
8,700,000
4.105% (SOFRRATE +
0.065%), 8/10/2026
b
8,700,000
9,250,000
4.125% (SOFRRATE +
0.085%), 11/6/2026
b
9,250,000
15,585,000
4.215% (SOFRRATE +
0.175%), 12/16/2026
b
15,585,000
4,500,000
4.100% (SOFRRATE +
0.060%), 1/29/2027
b
4,500,000
13,500,000
4.135% (SOFRRATE +
0.095%), 2/25/2027
b
13,500,000
23,500,000
4.130% (SOFRRATE +
0.090%), 3/30/2027
b
23,488,363
8,750,000
4.140% (SOFRRATE +
0.100%), 7/2/2027
b
8,750,000
Federal Home Loan Mortgage
Corporation
500,000 3.500% , 12/30/2025 499,408
5,200,000
4.150% (SOFRRATE +
0.110%), 3/5/2026
b
5,200,000
10,000,000
4.165% (SOFRRATE +
0.125%), 4/23/2027
b
10,002,594
17,600,000
4.155% (SOFRRATE +
0.115%), 5/5/2027
b
17,599,997
8,700,000
4.135% (SOFRRATE +
0.095%), 6/16/2027
b
8,698,158
6,500,000
4.180% (SOFRRATE +
0.140%), 9/22/2027
b
6,500,000

Money Market Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  46.8%
a
Value
Federal National Mortgage
Association
$ 19,071,000 0.500% , 11/7/2025 $ 19,059,580
23,700,000
4.180% (SOFRRATE +
0.140%), 12/11/2026
b
23,714,124
Resolution Funding Corporation
STRIPS Zero Coupon
14,600,000 0.000% , 1/15/2026 14,470,967
U.S. International Development
Finance Corporation
5,951,039
4.250% (T-BILL 3M FLAT),
11/7/2025
b
5,951,039
1,020,834
4.250% (T-BILL 3M FLAT),
11/7/2025
b
1,020,834
1,749,999
4.250% (T-BILL 3M FLAT),
11/7/2025
b
1,749,999
1,176,000
4.250% (T-BILL 3M FLAT),
11/7/2025
b
1,176,000
2,602,824
4.250% (T-BILL 3M FLAT),
11/7/2025
b
2,602,824
1,112,007
4.250% (T-BILL 3M FLAT),
11/7/2025
b
1,112,007
696,154
4.350% (T-BILL 3M FLAT),
11/7/2025
b
696,154
6,935,611
4.350% (T-BILL 3M FLAT),
11/7/2025
b
6,935,611
548,079
4.350% (T-BILL 3M FLAT),
11/7/2025
b
548,079
3,219,618
4.350% (T-BILL 3M FLAT),
11/7/2025
b
3,219,618
2,091,348
4.350% (T-BILL 3M FLAT),
11/7/2025
b
2,091,348
3,719,952
4.350% (T-BILL 3M FLAT),
11/7/2025
b
3,719,952
2,269,680
4.350% (T-BILL 3M FLAT),
11/7/2025
b
2,269,680
3,708,180
4.350% (T-BILL 3M FLAT),
11/7/2025
b
3,708,180
2,766,420
4.350% (T-BILL 3M FLAT),
11/7/2025
b
2,766,420
1,507,547
4.350% (T-BILL 3M FLAT),
11/7/2025
b
1,507,547
1,291,667
4.350% (T-BILL 3M FLAT),
11/7/2025
b
1,291,667
2,943,000
4.350% (T-BILL 3M FLAT),
11/7/2025
b
2,943,000
1,026,000
4.350% (T-BILL 3M FLAT),
11/7/2025
b
1,026,000
3,330,000
4.350% (T-BILL 3M FLAT),
11/7/2025
b
3,330,000
11,772,000
4.350% (T-BILL 3M FLAT),
11/7/2025
b
11,772,000
3,242,400
4.350% (T-BILL 3M FLAT),
11/7/2025
b
3,242,400
2,293,398
4.350% (T-BILL 3M FLAT),
11/7/2025
b
2,293,398
2,900,000 4.220% , 7/17/2026 2,935,193
11,300,000 4.220% , 7/17/2026 11,437,132
7,050,000 4.091% , 8/16/2026 7,107,402
Total 1,546,199,277
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 8.0%
a
Value
Federal Agricultural Mortgage
Corporation
$ 35,400,000 3.980% , 12/9/2025 $ 35,251,281
Federal Farm Credit Bank
7,000,000 4.250% , 11/4/2025 6,997,521
4,500,000 3.990% , 11/26/2025 4,487,531
17,700,000 3.960% , 12/11/2025 17,622,120
Federal Home Loan Bank
8,800,000 4.020% , 11/5/2025 8,796,069
12,500,000 3.950% , 11/12/2025 12,484,913
26,800,000 3.920% , 11/25/2025 26,729,963
17,600,000 3.970% , 11/28/2025 17,547,596
24,200,000 3.983% , 12/3/2025 24,114,325
13,329,000 3.955% , 12/5/2025 13,279,210
22,100,000 3.955% , 12/10/2025 22,005,311
9,000,000 3.970% , 12/12/2025 8,959,307
17,500,000 3.880% , 12/17/2025 17,413,239
7,500,000 3.911% , 12/19/2025 7,460,890
9,680,000 3.890% , 1/2/2026 9,615,149
Federal Home Loan Mortgage
Corporation
17,500,000 4.060% , 11/7/2025 17,488,158
17,600,000 4.030% , 11/21/2025 17,560,596
Total 267,813,179
Principal
Amount U.S. Treasury Debt 30.5%
a
Value
U.S. Treasury Bills
99,500,000 4.119% , 11/4/2025 99,465,851
25,200,000 4.079% , 11/6/2025 25,185,723
198,500,000 4.100% , 11/12/2025 198,251,322
17,600,000 4.004% , 11/13/2025 17,576,511
137,400,000 4.159% , 11/18/2025 137,130,171
72,100,000 4.016% , 11/20/2025 71,947,169
60,600,000 4.059% , 11/25/2025 60,436,562
108,550,000 4.015% , 11/28/2025 108,223,149
82,450,000 3.999% , 12/2/2025
c
82,175,934
13,200,000 3.961% , 12/4/2025 13,152,072
115,300,000 3.891% , 12/11/2025 114,801,509
13,000,000 3.935% , 12/16/2025 12,936,056
38,100,000 3.892% , 12/23/2025 37,885,796
22,000,000 3.858% , 12/30/2025 21,867,988
U.S. Treasury STRIPS Zero Coupon
1,046,000 0.000% , 11/30/2025 1,042,336
Total 1,002,078,149
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 8.3%
a
Value
RBC Dominion Securities
275,000,000 4.100% , 11/3/2025
d
275,000,000
Total 275,000,000
Total Investments (at amortized
cost) 102.4% $3,380,479,995
Other Assets and Liabilities,
Net (2.4)% (78,983,974)
Total Net Assets 100.0% $3,301,496,021

Money Market Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated October 31, 2025,
$275,093,958 maturing November 3, 2025, collateralized
by $280,595,838 U.S. Government or related agency
securities, 1.00%-4.50%, due January 8, 2026 - August 15,
2054.
Reference Rate Index:
FCPR DLY - Federal Reserve Bank Prime Loan Daily Rate
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Cost for federal income tax purposes $3,380,479,995
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 289,389,390 289,389,390 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 1,546,199,277 – 1,546,199,277 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 267,813,179 – 267,813,179 –
U.S. Treasury Debt 1,002,078,149 – 1,002,078,149 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 275,000,000 – 275,000,000 –
Total Investments at Amortized Cost $3,380,479,995 $289,389,390 $3,091,090,605 $–

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 83.9% Value
Asset-Backed Securities  11.5%
AGL CLO 13, Ltd.
$ 2,500,000
5.684%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b
$ 2,500,718
Anchorage Capital CLO 20, Ltd.
2,100,000
7.084%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
2,102,755
Anchorage Capital CLO 21, Ltd.
1,500,000
5.784%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,499,966
Annisa CLO, Ltd.
1,075,000
5.384%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,075,774
Avis Budget Rental Car Funding
AESOP, LLC
825,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
838,700
1,750,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
1,746,601
Balboa Bay Loan Funding, Ltd.
1,500,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
1,497,723
1,000,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,000,719
Barings CLO, Ltd.
1,100,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,100,545
Barings Loan Partners CLO, Ltd. 2
1,250,000
5.534%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,247,575
Battalion CLO XI, Ltd.
2,000,000
5.815%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
1,997,154
Battalion CLO XIV, Ltd.
1,700,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,699,976
Battalion CLO XXI, Ltd.
2,500,000
5.905%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
2,495,058
Business Jet Securities, LLC
762,516
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
756,057
951,334
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
957,518
Buttermilk Park CLO, Ltd.
1,241,230
5.505%,  (TSFR3M +
1.600%), 10/15/2031, Ser.
2018-1A, Class B1R
a,b
1,241,813
CarVal CLO, Ltd.
1,100,000
7.570%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,101,961
Principal
Amount Long-Term Fixed Income  83.9% Value
Asset-Backed Securities  11.5% - continued
CFMT, LLC
$ 8,762
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
$ 8,756
CIFC Funding, Ltd.
1,000,000
5.596%,  (TSFR3M +
1.712%), 4/20/2034, Ser.
2015-4A, Class A2R2
a,b
1,003,820
College Avenue Student Loans,
LLC
135,429
5.756%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
136,492
Dryden 72 CLO, Ltd.
950,000
5.861%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
951,419
Dryden 85 CLO, Ltd.
2,865,000
6.005%,  (TSFR3M +
2.100%), 7/15/2037, Ser.
2020-85A, Class CR2
a,b
2,871,572
Education Funding Trust
494,397
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
474,215
GMAC Mortgage Corporation
Loan Trust
42,031
4.606%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
19,763
Hertz Vehicle Financing III, LLC
600,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
611,161
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,362,544
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
756,216
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,370,743
HTAP Issuer Trust
1,348,571
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,344,583
KKR Static CLO I, Ltd.
2,000,000
5.334%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,992,076
LCM 41, Ltd.
2,050,000
7.505%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
2,054,854
Marathon CLO, Ltd.
1,550,000
5.455%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
1,550,378
MetroNet Infrastructure Issuer, LLC
2,000,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
2,023,682
MFA Trust
2,060,855
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
2,063,239

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Asset-Backed Securities  11.5% - continued
Octagon Investment Partners 51,
Ltd.
$ 3,000,000
6.734%,  (TSFR3M +
2.850%), 7/20/2034, Ser.
2021-1A, Class DR
a,b
$ 2,979,003
OZLM XVII, Ltd.
1,600,000
5.884%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
1,597,675
Pagaya AI Debt Grantor Trust
455,209
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
456,784
823,080
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
826,078
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
490,312
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
493,268
Palmer Square Loan Funding, Ltd.
1,750,000
6.455%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
1,756,830
1,250,000
5.605%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
1,250,700
1,450,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
1,435,355
Park Blue CLO, Ltd.
1,500,000
6.064%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
1,505,658
Point Securitization Trust
1,256,678
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,255,966
1,250,000
5.750%,  9/25/2055, Ser.
2025-2, Class A1
a
1,242,892
PPM CLO 3, Ltd.
2,100,000
5.693%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
2,100,823
PRET, LLC
2,000,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
2,006,248
1,592,221
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
1,601,774
PRPM, LLC
1,325,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,d
1,208,293
700,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,d
699,287
Radnor Re, Ltd.
2,000,000
7.083%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
2,013,898
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
135,137
RFS Asset Securitization V, LLC
1,250,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,262,694
Principal
Amount Long-Term Fixed Income  83.9% Value
Asset-Backed Securities  11.5% - continued
Rockford Tower CLO, Ltd.
$ 1,675,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
$ 1,675,121
2,500,000
5.805%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
2,503,915
Saxon Asset Securities Trust
335,414
2.070%,  8/25/2035, Ser.
2004-2, Class MF2
b
301,667
Sculptor CLO XXVIII, Ltd.
1,600,000
5.834%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,599,142
Signal Peak CLO 1, Ltd.
1,750,000
5.832%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,750,509
1,625,000
7.382%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
1,605,196
Sunnova Hestia II Issuer, LLC
1,275,042
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,277,247
Symphony CLO XX, Ltd.
1,000,000
6.894%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,002,094
TCW CLO, Ltd.
1,250,000
5.658%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,250,411
3,090,000
5.634%,  (TSFR3M +
1.750%), 10/20/2037, Ser.
2024-3A, Class B
a,b
3,099,153
Unlock HEA Trust
1,243,070
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,244,289
1,326,014
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,322,488
1,235,408
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,232,748
VERDE CLO, Ltd.
2,100,000
7.105%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
2,103,125
Veros Auto Receivables Trust
661,870
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
663,658
VOLT C, LLC
1,211,017
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,210,948
VOLT CVI, LLC
262,749
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
262,323
VOLT XCIII, LLC
238,721
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
238,709
VOLT XCIV, LLC
1,044,110
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,044,141

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Asset-Backed Securities  11.5% - continued
VOLT XCIX, LLC
$ 148,513
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
$ 148,370
VOLT XCVII, LLC
1,663,530
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
1,663,546
Whitebox CLO I, Ltd.
2,500,000
5.865%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
2,502,358
Wind River CLO, Ltd.
1,500,000
5.734%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
1,500,000
Zayo Issuer, LLC
1,000,000
5.648%,  3/20/2055, Ser.
2025-1A, Class A2
a
1,016,089
1,550,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
1,558,219
Total 105,059,955
Basic Materials  1.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
303,000 8.625%,  6/15/2029
a
320,664
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
a
307,541
Avient Corporation
308,000 6.250%,  11/1/2031
a
314,455
Axalta Coating Systems Dutch
Holding B BV
234,000 7.250%,  2/15/2031
a
245,340
Cascades, Inc./Cascades USA,
Inc.
325,000 6.750%,  7/15/2030
a
332,452
Celanese US Holdings, LLC
162,000 6.850%,  11/15/2028 167,803
140,000 6.500%,  4/15/2030
e
138,831
103,000 6.629%,  7/15/2032 103,494
66,000 6.750%,  4/15/2033
e
64,991
Cerdia Finanz GmbH
352,000 9.375%,  10/3/2031
a
366,718
Chemours Company
492,000 5.750%,  11/15/2028
a
471,451
Cleveland-Cliffs, Inc.
495,000 4.625%,  3/1/2029
a
483,735
239,000 6.875%,  11/1/2029
a
245,430
182,000 4.875%,  3/1/2031
a
172,055
141,000 7.375%,  5/1/2033
a
145,876
182,000 6.250%,  10/1/2040 154,868
Consolidated Energy Finance SA
628,000 5.625%,  10/15/2028
a,e
426,462
CVR Partners, LP/CVR Nitrogen
Finance Corporation
300,000 6.125%,  6/15/2028
a
299,716
Eastman Chemical Company
397,000 5.000%,  8/1/2029 404,208
First Quantum Minerals, Ltd.
138,000 9.375%,  3/1/2029
a
146,021
170,000 8.625%,  6/1/2031
a
178,040
Principal
Amount Long-Term Fixed Income  83.9% Value
Basic Materials  1.3% - continued
FMC Corporation
$ 160,000 8.450%,  11/1/2055
b
$ 155,276
Fortescue Treasury, Pty. Ltd.
101,000 4.500%,  9/15/2027
a
100,597
91,000 5.875%,  4/15/2030
a
93,889
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
a
219,301
Hecla Mining Company
119,000 7.250%,  2/15/2028 119,940
INEOS Finance plc
541,000 7.500%,  4/15/2029
a,e
503,749
Magnera Corporation
252,000 7.250%,  11/15/2031
a,e
217,591
Mercer International, Inc.
111,000 12.875%,  10/1/2028
a
92,157
216,000 5.125%,  2/1/2029 139,665
Methanex Corporation
180,000 5.250%,  12/15/2029
e
179,476
51,000 5.650%,  12/1/2044 44,374
Methanex US Operations, Inc.
188,000 6.250%,  3/15/2032
a
191,248
Mineral Resources, Ltd.
288,000 9.250%,  10/1/2028
a
301,970
122,000 8.500%,  5/1/2030
a
127,188
74,000 7.000%,  4/1/2031
a
76,609
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
253,000 5.350%,  3/15/2034 263,164
Novelis Corporation
155,000 4.750%,  1/30/2030
a
149,820
190,000 3.875%,  8/15/2031
a
174,101
Olin Corporation
196,000 6.625%,  4/1/2033
a
194,094
Peabody Energy Corporation,
Convertible
237,000 3.250%,  3/1/2028 366,994
Qnity Electronics, Inc.
461,000 5.750%,  8/15/2032
a
469,129
Smurfit Kappa Treasury, ULC
249,000 5.777%,  4/3/2054 253,483
SNF Group SACA
512,000 3.375%,  3/15/2030
a
473,590
Solstice Advanced Materials, Inc.
183,000 5.625%,  9/30/2033
a
183,146
Steel Dynamics, Inc.
200,000 5.250%,  5/15/2035 205,156
SunCoke Energy, Inc.
574,000 4.875%,  6/30/2029
a
535,931
Taseko Mines, Ltd.
371,000 8.250%,  5/1/2030
a
392,244
WR Grace Holdings, LLC
270,000 6.625%,  8/15/2032
a
260,785
Total 11,974,818
Capital Goods  3.1%
Advanced Drainage Systems, Inc.
369,000 6.375%,  6/15/2030
a
375,913
AECOM
371,000 6.000%,  8/1/2033
a
380,742

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Capital Goods  3.1% - continued
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
$ 185,000 7.000%,  5/21/2030
a
$ 190,935
Amphenol Corporation
443,000 5.300%,  11/15/2055
f
431,096
Amrize Finance US, LLC
267,000 5.400%,  4/7/2035
a
275,714
Amsted Industries, Inc.
65,000 4.625%,  5/15/2030
a
63,611
400,000 6.375%,  3/15/2033
a
413,974
Array Technologies, Inc.,
Convertible
201,000 1.000%,  12/1/2028 178,448
346,000 2.875%,  7/1/2031
a
465,889
ATI, Inc.
270,000 7.250%,  8/15/2030 283,519
Axon Enterprise, Inc.
172,000 6.125%,  3/15/2030
a
176,651
172,000 6.250%,  3/15/2033
a
177,780
Axon Enterprise, Inc., Convertible
138,000 0.500%,  12/15/2027 441,462
BAE Systems plc
200,000 5.500%,  3/26/2054
a
203,270
Boeing Company
161,000 6.858%,  5/1/2054 183,251
561,000 2.196%,  2/4/2026 557,996
220,000 3.250%,  3/1/2028 214,972
510,000 5.150%,  5/1/2030 524,605
81,000 6.528%,  5/1/2034 89,624
Bombardier, Inc.
138,000 6.000%,  2/15/2028
a
138,329
372,000 7.250%,  7/1/2031
a
394,848
514,000 7.000%,  6/1/2032
a,e
539,644
93,000 6.750%,  6/15/2033
a
97,627
Brundage-Bone Concrete
Pumping Holdings, Inc.
144,000 7.500%,  2/1/2032
a
145,288
Builders FirstSource, Inc.
310,000 5.000%,  3/1/2030
a
306,882
80,000 6.375%,  3/1/2034
a
82,850
185,000 6.750%,  5/15/2035
a
194,241
Canpack SA/Canpack US, LLC
431,000 3.875%,  11/15/2029
a
409,387
Carrier Global Corporation
252,000 2.722%,  2/15/2030 236,452
Chart Industries, Inc.
202,000 7.500%,  1/1/2030
a
210,666
Clean Harbors, Inc.
167,000 6.375%,  2/1/2031
a
171,095
Clydesdale Acquisition Holdings,
Inc.
75,000 6.625%,  4/15/2029
a
75,300
333,000 6.875%,  1/15/2030
a
336,326
81,000 8.750%,  4/15/2030
a
81,166
188,000 6.750%,  4/15/2032
a
188,639
Crown Cork & Seal Company, Inc.
257,000 7.375%,  12/15/2026 264,246
Deere & Company
210,000 5.700%,  1/19/2055 220,731
Eaton Capital, ULC
400,000 4.450%,  5/9/2030 403,712
Principal
Amount Long-Term Fixed Income  83.9% Value
Capital Goods  3.1% - continued
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
$ 558,000 6.625%,  12/15/2030
a
$ 573,641
EquipmentShare.com, Inc.
90,000 9.000%,  5/15/2028
a
90,679
186,000 8.625%,  5/15/2032
a
187,708
ESAB Corporation
329,000 6.250%,  4/15/2029
a
336,687
Fluor Corporation, Convertible
277,000 1.125%,  8/15/2029 356,499
General Dynamics Corporation
99,000 4.950%,  8/15/2035 101,105
GFL Environmental, Inc.
409,000 4.000%,  8/1/2028
a
400,105
Greenbrier Companies, Inc.,
Convertible
171,000 2.875%,  4/15/2028 177,498
Herc Holdings, Inc.
109,000 5.500%,  7/15/2027
a
108,973
295,000 6.625%,  6/15/2029
a
304,636
234,000 7.000%,  6/15/2030
a
244,923
170,000 7.250%,  6/15/2033
a,e
179,232
Honeywell International, Inc.
325,000 5.250%,  3/1/2054 311,359
Howmet Aerospace, Inc.
223,000 6.750%,  1/15/2028 235,538
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 218,394
Ingersoll Rand, Inc.
80,000 5.700%,  8/14/2033 85,111
JBT Marel Corporation,
Convertible
181,000 0.250%,  5/15/2026 180,457
274,000 0.375%,  9/15/2030
a
255,505
John Deere Capital Corporation
79,000 5.150%,  9/8/2033 82,734
Lockheed Martin Corporation
220,000 5.200%,  2/15/2064 208,742
Martin Marietta Materials, Inc.
165,000 5.150%,  12/1/2034 168,774
Mirion Technologies, Inc.,
Convertible
240,000 0.250%,  6/1/2030
a,e
345,600
256,000 Zero Coupon,  10/1/2031
a
316,800
Mueller Water Products, Inc.
313,000 4.000%,  6/15/2029
a
302,351
Nesco Holdings II, Inc.
215,000 5.500%,  4/15/2029
a
210,192
New Enterprise Stone and Lime
Company, Inc.
409,000 5.250%,  7/15/2028
a
407,207
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 312,913
82,000 4.700%,  3/15/2033 82,720
OI European Group BV
394,000 4.750%,  2/15/2030
a
371,399
Owens-Brockway Glass Container,
Inc.
298,000 6.625%,  5/13/2027
a
298,065
146,000 7.375%,  6/1/2032
a
142,842

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Capital Goods  3.1% - continued
Patrick Industries, Inc., Convertible
$ 133,000 1.750%,  12/1/2028 $ 218,186
Quikrete Holdings, Inc.
705,000 6.375%,  3/1/2032
a
731,234
QXO Building Products, Inc.
279,000 6.750%,  4/30/2032
a
288,836
Republic Services, Inc.
156,000 5.000%,  12/15/2033 161,152
Resideo Funding, Inc.
379,000 6.500%,  7/15/2032
a
387,940
Reworld Holding Corporation
332,000 4.875%,  12/1/2029
a
311,962
Roller Bearing Company of
America, Inc.
161,000 4.375%,  10/15/2029
a
157,771
RTX Corporation
246,000 5.750%,  1/15/2029 258,149
798,000 4.500%,  6/1/2042 725,358
Sealed Air Corporation/Sealed Air
Corporation (US)
290,000 6.125%,  2/1/2028
a
293,771
Siemens Funding BV
293,000 5.800%,  5/28/2055
a
312,632
Smyrna Ready Mix Concrete, LLC
570,000 8.875%,  11/15/2031
a
600,209
Spirit AeroSystems, Inc.
582,000 4.600%,  6/15/2028 586,271
111,000 9.750%,  11/15/2030
a
121,952
SRM Escrow Issuer, LLC
132,000 6.000%,  11/1/2028
a
131,573
Standard Building Solutions, Inc.
419,000 6.250%,  8/1/2033
a
427,274
Standard Industries, Inc./NY
181,000 4.750%,  1/15/2028
a
180,413
181,000 3.375%,  1/15/2031
a
164,835
Textron, Inc.
221,000 3.650%,  3/15/2027 219,238
TopBuild Corporation
122,000 4.125%,  2/15/2032
a
114,904
93,000 5.625%,  1/31/2034
a
93,377
Trane Technologies Financing, Ltd.
179,000 5.100%,  6/13/2034 183,975
TransDigm, Inc.
174,000 6.750%,  8/15/2028
a
177,433
604,000 7.125%,  12/1/2031
a
630,133
515,000 6.625%,  3/1/2032
a
532,551
638,000 6.000%,  1/15/2033
a
648,133
44,000 6.250%,  1/31/2034
a
45,474
93,000 6.750%,  1/31/2034
a
96,374
United Rentals North America, Inc.
406,000 4.875%,  1/15/2028 405,694
340,000 4.000%,  7/15/2030 326,523
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 65,031
Waste Pro USA, Inc.
165,000 7.000%,  2/1/2033
a
171,505
WESCO Distribution, Inc.
184,000 6.375%,  3/15/2029
a
190,103
129,000 6.625%,  3/15/2032
a
134,831
Principal
Amount Long-Term Fixed Income  83.9% Value
Capital Goods  3.1% - continued
$ 160,000 6.375%,  3/15/2033
a
$ 167,140
Total 27,987,207
Collateralized Mortgage Obligations  11.5%
A&D Mortgage Trust
968,168
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
981,018
878,523
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
889,534
1,719,152
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,722,321
ACRA Trust
1,459,897
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
1,468,681
Archwest Mortgage Trust
1,500,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,d
1,499,915
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,d
1,411,965
Banc of America Alternative Loan
Trust
649,539
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 588,175
Banc of America Mortgage
Securities Trust
105,566
5.115%,  9/25/2035, Ser.
2005-H, Class 2A1
b
94,202
168,481
5.594%,  9/25/2035, Ser.
2005-H, Class 3A1
b
160,709
CAFL Issuer, LLC
802,476
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
802,476
CFST Mortgage Trust
1,600,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
1,594,432
CHNGE Mortgage Trust
1,088,223
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,069,705
322,475
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
323,245
1,092,386
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
1,089,206
419,049
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
421,318
CIM Trust
834,547
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
837,300
Citigroup Mortgage Loan Trust,
Inc.
186,317
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 184,711
771,344
5.222%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
697,007
COLT Mortgage Loan Trust
934,902
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
941,452
Countrywide Alternative Loan Trust
222,262
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 184,060
304,617
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 242,428

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Collateralized Mortgage Obligations  11.5% -
continued
$ 302,654
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 $ 210,058
88,997
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 70,980
170,348
7.000%,  10/25/2037, Ser.
2007-24, Class A10 56,698
CSMC Trust
530,603
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
528,690
258,792
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
229,491
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
434,153
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 380,666
Federal Home Loan Mortgage
Corporation - REMIC
539,316
4.000%,  1/25/2051, Ser.
5249, Class LA 533,378
1,550,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,563,627
8,972,606
1.500%,  3/25/2051, Ser.
5092, Class IC
g
791,288
1,325,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,317,314
1,000,000
5.000%,  5/25/2055, Ser.
5537, Class KM 977,998
898,973
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 740,383
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,257,984
1,491,542
8.183%,  (SOFR30A +
4.000%), 11/25/2025, Ser.
5567, Class MB
b
1,521,028
11,344,949
1.500%,  12/25/2050, Ser.
5107, Class IO
g
1,103,990
99,096
3.000%,  5/15/2027, Ser.
4046, Class GI
g
1,124
172,986
3.000%,  7/15/2027, Ser.
4084, Class NI
g
2,964
656,670
3.500%,  10/15/2032, Ser.
4119, Class KI
g
48,318
555,923
3.000%,  4/15/2033, Ser.
4203, Class DI
g
20,588
Federal Home Loan Mortgage
Corporation STRIPS
852,582
3.500%,  8/15/2035, Ser.
345, Class C8
g
76,753
Federal National Mortgage
Association - REMIC
1,300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,289,026
1,850,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,802,654
1,000,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 976,881
124,144
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
1,821
145,757
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
1,871
28,372
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
36
489,513
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
8,322
Principal
Amount Long-Term Fixed Income  83.9% Value
Collateralized Mortgage Obligations  11.5% -
continued
$ 366,854
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
$ 5,710
128,508
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
2,042
310,879
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
4,460
126,668
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
2,460
285,901
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
4,898
262,377
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
5,907
545,541
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
37,587
First Horizon Alternative Mortgage
Securities Trust
86,622
5.373%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
81,594
Flagstar Mortgage Trust
1,284,038
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
1,114,529
1,492,139
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
1,250,424
631,873
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
573,530
GCAT Trust
1,753,629
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
1,793,204
1,000,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
1,004,557
750,448
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
714,502
1,392,644
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
1,412,609
GMAC Mortgage Corporation
Loan Trust
283,462
4.014%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
253,588
GMACM Mortgage Loan Trust
12,147
3.688%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
9,932
GS Mortgage-Backed Securities
Trust
1,134,410
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
1,139,334
Home Equity Asset Trust
946,295
5.426%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
920,786
Home RE, Ltd.
1,211,577
8.783%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,242,809
HOMES Trust
875,000
6.978%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
874,393
IndyMac IMJA Mortgage Loan
Trust
281,877
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 110,988

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Collateralized Mortgage Obligations  11.5% -
continued
IndyMac INDA Mortgage Loan
Trust
$ 1,476,482
3.642%,  8/25/2036, Ser.
2006-AR1, Class A1
b
$ 1,154,768
J.P. Morgan Alternative Loan Trust
274,734
5.025%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
205,154
J.P. Morgan Mortgage Trust
381,082
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
326,586
783,382
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
780,066
133,338
5.707%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
129,015
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
1,405,702
1,700,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
1,708,381
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
1,232,719
1,000,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
1,008,513
1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
1,632,783
Long Beach Mortgage Loan Trust
930,617
5.606%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
982,514
Merrill Lynch Alternative Note
Asset Trust
503,701
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 161,977
MFA Trust
233,237
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
229,990
1,800,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
1,809,847
Morgan Stanley Residential
Mortgage Loan Trust
1,192,135
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
1,194,828
MortgageIT Securities Corporation
Mortgage Loan Trust
1,423,711
4.566%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,255,556
NYMT Loan Trust
2,195,619
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
2,195,066
1,150,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
1,157,045
1,750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
1,765,269
PMT Loan Trust
1,658,113
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,681,884
1,750,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
1,803,638
1,150,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,154,652
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
1,021,305
Principal
Amount Long-Term Fixed Income  83.9% Value
Collateralized Mortgage Obligations  11.5% -
continued
PRET, LLC
$ 655,843
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,d
$ 658,462
950,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
950,387
900,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
900,597
PRKCM Trust
200,679
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
201,145
506,346
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
513,712
PRPM Trust
1,035,000
6.252%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,031,877
1,350,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,368,766
PRPM, LLC
1,051,780
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
1,037,500
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
1,242,501
1,420,074
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
1,420,295
1,750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
1,750,622
1,513,099
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
1,516,668
1,700,000
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,d
1,698,532
RCO IX Mortgage, LLC
971,937
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
975,158
1,200,000
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
1,197,166
Residential Accredit Loans, Inc.
Trust
233,965
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 209,540
337,840
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 271,300
162,173
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 139,105
Residential Funding Mortgage
Security I Trust
335,215
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 273,849
Roc Mortgage Trust
1,750,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
1,758,061
Saluda Grade Alternative
Mortgage Trust
1,750,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
1,766,228
1,650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
1,659,386
Sequoia Mortgage Trust
153,268
3.571%,  9/20/2046, Ser.
2007-1, Class 4A1
b
100,477
Structured Adjustable Rate
Mortgage Loan Trust
84,067
4.615%,  7/25/2035, Ser.
2005-15, Class 4A1
b
73,842

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Collateralized Mortgage Obligations  11.5% -
continued
Toorak Mortgage Trust
$ 1,300,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
$ 1,306,105
1,750,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
1,759,646
Triangle Re, Ltd.
492,923
7.583%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
497,390
TVC Mortgage Trust
1,550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
1,551,054
Verus Securitization Trust
1,535,179
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
1,546,416
1,568,297
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
1,386,969
612,587
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
553,753
796,177
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
795,430
Vontive Mortgage Trust
1,325,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
1,344,999
Washington Mutual Mortgage
Pass-Through Certificates
289,739
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 254,595
Total 104,986,425
Commercial Mortgage-Backed Securities  2.3%
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,013,281
1,600,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
1,525,240
BANK 2018-BNK12
1,750,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
1,718,279
BANK 2022-BNK39
13,353,964
0.414%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
295,923
BANK 2025-BNK49
7,185,175
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
337,884
BBCMS Mortgage Trust
7,093,742
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
447,566
1,500,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
1,531,757
BMO Mortgage Trust
39,773,500
1.222%,  10/15/2058, Ser.
2025-C13, Class XA
b,g
3,141,295
COLT Mortgage Loan Trust
913,888
5.924%,  9/25/2069, Ser.
2024-INV3, Class M1
a,b
915,992
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
2,304,671
Principal
Amount Long-Term Fixed Income  83.9% Value
Commercial Mortgage-Backed Securities  2.3%
- continued
FRTKL Trust
$ 500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
$ 486,489
Home Partners of America Trust
1,233,549
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,115,331
HTAP Issuer Trust
1,651,595
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,649,282
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,179,192
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,265,251
Velocity Commercial Capital Loan
Trust
560,007
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
566,279
844,860
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
857,631
669,697
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
682,185
Total 21,033,528
Communications Services  3.6%
AMC Networks, Inc.
405,000 10.250%,  1/15/2029
a
425,186
American Tower Corporation
144,000 1.450%,  9/15/2026 140,670
243,000 5.500%,  3/15/2028 249,966
160,000 5.800%,  11/15/2028 166,812
192,000 3.800%,  8/15/2029 188,489
333,000 5.000%,  1/31/2030 341,100
467,000 4.900%,  3/15/2030 476,741
AT&T, Inc.
300,000 5.700%,  3/1/2057 295,901
543,000 6.050%,  8/15/2056 558,179
792,000 3.550%,  9/15/2055 543,098
Bell Telephone Company of
Canada
153,000 7.000%,  9/15/2055
b
160,809
157,000 5.100%,  5/11/2033 159,333
Cable One, Inc.
109,000 4.000%,  11/15/2030
a,e
86,111
Cable One, Inc., Convertible
198,000 Zero Coupon,  3/15/2026
e
192,852
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
a
249,679
377,000 5.125%,  5/1/2027
a
374,827
178,000 5.000%,  2/1/2028
a
176,213
145,000 5.375%,  6/1/2029
a
143,104
351,000 6.375%,  9/1/2029
a
353,762
1,041,000 4.750%,  3/1/2030
a
989,851
161,000 4.500%,  8/15/2030
a
150,924
351,000 4.250%,  2/1/2031
a
317,697
119,000 4.750%,  2/1/2032
a,e
107,733
301,000 4.250%,  1/15/2034
a,e
252,757

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Communications Services  3.6% - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 331,000 6.700%,  12/1/2055
e
$ 326,399
234,000 6.550%,  6/1/2034 246,266
Clear Channel Outdoor Holdings,
Inc.
258,000 7.875%,  4/1/2030
a
270,479
Comcast Corporation
395,000 6.050%,  5/15/2055
e
399,056
483,000 5.650%,  6/1/2054 462,309
392,000 3.400%,  4/1/2030 378,837
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 201,308
114,000 4.900%,  9/1/2029 115,635
Deluxe Corporation
419,000 8.125%,  9/15/2029
a
438,952
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 587,159
DIRECTV Financing, LLC
93,000 8.875%,  2/1/2030
a
92,455
277,000 8.875%,  2/1/2030
a
275,360
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
512,000 5.875%,  8/15/2027
a
512,024
226,000 10.000%,  2/15/2031
a
225,070
FiberCop SPA
630,000 6.000%,  9/30/2034
a
593,339
Frontier Communications
Holdings, LLC
427,000 5.875%,  10/15/2027
a
426,671
Getty Images, Inc.
185,000 10.500%,  11/15/2030
a
186,512
Gray Media, Inc.
154,000 10.500%,  7/15/2029
a
165,955
177,000 7.250%,  8/15/2033
a
173,295
Iliad Holding SAS
476,000 8.500%,  4/15/2031
a
510,875
104,000 7.000%,  4/15/2032
a
106,431
Level 3 Financing, Inc.
94,000 3.625%,  1/15/2029
a
84,482
189,000 4.875%,  6/15/2029
a,e
180,731
218,000 4.000%,  4/15/2031
a,e
194,565
418,000 6.875%,  6/30/2033
a
428,152
418,000 7.000%,  3/31/2034
a
429,454
Liberty Media Corporation-Liberty
Formula One, Convertible
9,000 2.250%,  8/15/2027 11,515
Lumen Technologies, Inc.
104,562 4.125%,  4/15/2030
a
103,187
McGraw-Hill Education, Inc.
541,000 5.750%,  8/1/2028
a
539,911
Meta Platforms, Inc.
333,000 5.550%,  8/15/2064 322,441
407,000 5.625%,  11/15/2055 403,938
407,000 4.600%,  11/15/2032 409,046
407,000 5.500%,  11/15/2045 403,480
Nexstar Media, Inc.
282,000 4.750%,  11/1/2028
a,e
277,570
Principal
Amount Long-Term Fixed Income  83.9% Value
Communications Services  3.6% - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 260,000 4.625%,  3/15/2030
a
$ 251,160
Paramount Global
351,000 6.375%,  3/30/2062
b
345,749
Rogers Communications, Inc.
205,000 5.250%,  3/15/2082
a,b
203,639
141,000 7.000%,  4/15/2055
b
147,424
351,000 7.125%,  4/15/2055
b
375,681
266,000 5.000%,  2/15/2029 270,860
Scripps Escrow II, Inc.
150,000 3.875%,  1/15/2029
a,e
135,626
Sinclair Television Group, Inc.
91,000 8.125%,  2/15/2033
a
92,737
Sirius XM Radio, LLC
325,000 4.000%,  7/15/2028
a
315,874
130,000 4.125%,  7/1/2030
a
122,358
305,000 3.875%,  9/1/2031
a,e
276,724
Snap, Inc.
185,000 6.875%,  3/15/2034
a
188,311
Snap, Inc., Convertible
78,000 0.750%,  8/1/2026
e
75,278
51,000 Zero Coupon,  5/1/2027 47,241
117,000 0.125%,  3/1/2028 104,575
391,000 0.500%,  5/1/2030 338,215
SoftBank Corporation
500,000 5.332%,  7/9/2035
a
505,079
Sprint Capital Corporation
511,000 6.875%,  11/15/2028 549,003
220,000 8.750%,  3/15/2032 267,641
Take-Two Interactive Software, Inc.
172,000 5.600%,  6/12/2034 179,591
Telecom Italia Capital SA
92,000 6.000%,  9/30/2034
e
94,222
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
a
596,947
TELUS Corporation
561,000 6.625%,  10/15/2055
b
578,754
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 154,017
344,000 5.250%,  6/15/2055 318,966
338,000 3.375%,  4/15/2029 328,539
240,000 5.125%,  5/15/2032 246,722
360,000 4.950%,  11/15/2035 357,495
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
440,000 4.750%,  4/15/2028
a
430,050
Univision Communications, Inc.
74,000 8.000%,  8/15/2028
a
76,179
684,000 4.500%,  5/1/2029
a,e
642,867
270,000 7.375%,  6/30/2030
a
270,909
179,000 8.500%,  7/31/2031
a
183,082
Verizon Communications, Inc.
230,000 4.780%,  2/15/2035 225,360
383,000 5.250%,  4/2/2035 387,376
524,000 5.401%,  7/2/2037
a
530,391
Viasat, Inc.
188,000 5.625%,  4/15/2027
a
187,849

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Communications Services  3.6% - continued
Virgin Media Finance plc
$ 214,000 5.000%,  7/15/2030
a
$ 191,011
Virgin Media Secured Finance plc
460,000 5.500%,  5/15/2029
a
451,550
Virgin Media Vendor Financing
Notes IV DAC
322,000 5.000%,  7/15/2028
a
315,526
VMED O2 UK Financing I plc
192,000 7.750%,  4/15/2032
a
199,042
Vodafone Group plc
193,000 4.125%,  6/4/2081
b
181,186
270,000 5.125%,  6/4/2081
b
217,795
175,000 5.875%,  6/28/2064 173,167
352,000 7.000%,  4/4/2079
b
371,423
VZ Secured Financing BV
388,000 5.000%,  1/15/2032
a
352,504
WarnerMedia Holdings, Inc.
184,000 5.141%,  3/15/2052 139,840
797,000 4.054%,  3/15/2029 773,919
328,000 4.279%,  3/15/2032
e
300,427
621,000 5.050%,  3/15/2042 498,495
Windstream Services, LLC
232,000 7.500%,  10/15/2033
a
231,580
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
245,000 8.250%,  10/1/2031
a
250,181
Zegona Finance plc
170,000 8.625%,  7/15/2029
a
180,615
Ziggo BV
198,000 4.875%,  1/15/2030
a
186,882
Total 33,002,287
Consumer Cyclical  5.1%
1011778 B.C., ULC/New Red
Finance, Inc.
127,000 3.875%,  1/15/2028
a
124,707
281,000 4.375%,  1/15/2028
a
277,401
190,000 6.125%,  6/15/2029
a
195,243
328,000 5.625%,  9/15/2029
a
333,829
Adient Global Holdings, Ltd.
123,000 8.250%,  4/15/2031
a,e
128,488
188,000 7.500%,  2/15/2033
a,e
194,334
ADT Security Corporation
149,000 4.125%,  8/1/2029
a
144,290
446,000 4.875%,  7/15/2032
a
431,897
Advance Auto Parts, Inc.
278,000 7.000%,  8/1/2030
a
280,497
120,000 7.375%,  8/1/2033
a,e
121,500
Alimentation Couche-Tard, Inc.
279,000 5.617%,  2/12/2054
a,e
279,132
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
893,000 4.625%,  6/1/2028
a
874,013
30,000 4.625%,  6/1/2028
a
29,383
Allison Transmission, Inc.
142,000 3.750%,  1/30/2031
a
131,107
Amazon.com, Inc.
150,000 4.700%,  12/1/2032 153,968
Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Cyclical  5.1% - continued
American Axle & Manufacturing,
Inc.
$ 516,000 5.000%,  10/1/2029
e
$ 490,369
183,000 6.375%,  10/15/2032
a
183,544
183,000 7.750%,  10/15/2033
a
183,258
American Honda Finance
Corporation
241,000 4.900%,  1/10/2034 243,661
Asbury Automotive Group, Inc.
313,000 5.000%,  2/15/2032
a
301,401
Ashton Woods USA, LLC/Ashton
Woods Finance Company
310,000 4.625%,  8/1/2029
a
293,059
Aston Martin Capital Holdings, Ltd.
320,000 10.000%,  3/31/2029
a
284,594
Bath & Body Works, Inc.
148,000 6.950%,  3/1/2033 153,240
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
233,000 9.500%,  7/1/2032
a
234,454
Beach Acquisition Bidco, LLC
176,000 10.000%,  7/15/2033
a
188,965
Belron UK Finance plc
355,000 5.750%,  10/15/2029
a
359,675
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 130,778
Block Financial, LLC
552,000 5.375%,  9/15/2032 560,546
Boyd Gaming Corporation
297,000 4.750%,  6/15/2031
a
285,978
Brightstar Lottery plc
482,000 5.250%,  1/15/2029
a
480,792
Brinker International, Inc.
186,000 8.250%,  7/15/2030
a
197,021
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
481,000 4.875%,  2/15/2030
a
444,379
Burlington Stores, Inc., Convertible
144,000 1.250%,  12/15/2027 205,632
Caesars Entertainment, Inc.
439,000 4.625%,  10/15/2029
a
413,008
220,000 6.500%,  2/15/2032
a
221,832
201,000 6.000%,  10/15/2032
a,e
191,749
Carnival Corporation
185,000 5.125%,  5/1/2029
a
187,287
114,000 6.000%,  5/1/2029
a
115,710
619,000 5.750%,  8/1/2032
a
635,888
140,000 6.125%,  2/15/2033
a
144,364
Carvana Company
211,000 11.000%,  6/1/2030
a
220,362
393,280 9.000%,  6/1/2031
a
437,618
Churchill Downs, Inc.
157,000 4.750%,  1/15/2028
a
155,587
223,000 6.750%,  5/1/2031
a
228,004
Cracker Barrel Old Country Store,
Inc., Convertible
38,000 0.625%,  6/15/2026 36,765
46,000 1.750%,  9/15/2030
a
37,536
Cushman & Wakefield US
Borrower, LLC
90,000 6.750%,  5/15/2028
a
90,716

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Cyclical  5.1% - continued
Daimler Truck Finance North
America, LLC
$ 150,000 5.400%,  9/20/2028
a
$ 154,522
Dana, Inc.
267,000 4.500%,  2/15/2032
e
261,321
Denso Corporation
475,000 4.282%,  9/17/2030
a
475,320
DraftKings Holdings, Inc.,
Convertible
581,000 Zero Coupon,  3/15/2028 516,799
Dream Finders Homes, Inc.
278,000 6.875%,  9/15/2030
a
276,702
eG Global Finance plc
90,000 12.000%,  11/30/2028
a
98,578
Expedia Group, Inc.
512,000 5.400%,  2/15/2035 524,921
Expedia Group, Inc., Convertible
168,000 Zero Coupon,  2/15/2026 170,016
EZCORP, Inc., Convertible
116,000 3.750%,  12/15/2029
a
204,392
Flutter Treasury DAC
209,000 5.875%,  6/4/2031
a
211,612
Ford Motor Company, Convertible
346,000 Zero Coupon,  3/15/2026 362,089
Ford Motor Credit Company, LLC
266,000 5.850%,  5/17/2027 269,788
255,000 2.900%,  2/10/2029 237,659
275,000 7.122%,  11/7/2033 295,481
Forestar Group, Inc.
331,000 6.500%,  3/15/2033
a
339,083
FORVIA SE
300,000 8.000%,  6/15/2030
a,e
318,671
251,000 6.750%,  9/15/2033
a
254,607
Gap, Inc.
130,000 3.625%,  10/1/2029
a
122,309
118,000 3.875%,  10/1/2031
a
107,467
Garrett Motion Holdings, Inc./
Garrett LX I SARL
256,000 7.750%,  5/31/2032
a
269,418
General Motors Company
395,000 5.350%,  4/15/2028 404,519
General Motors Financial
Company, Inc.
250,000 5.800%,  6/23/2028 258,936
204,000 5.800%,  1/7/2029 212,522
412,000 4.900%,  10/6/2029 417,975
100,000 5.700%,  9/30/2030
b,h
100,319
121,000 5.750%,  2/8/2031 126,824
184,000 5.625%,  4/4/2032 191,251
306,000 5.950%,  4/4/2034 319,991
Genting New York, LLC/GENNY
Capital, Inc.
296,000 7.250%,  10/1/2029
a
306,449
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
188,000 11.500%,  8/15/2029
a
192,765
150,000 8.750%,  1/15/2032
a
142,336
Goodyear Tire & Rubber Company
180,000 4.875%,  3/15/2027 178,663
185,000 5.000%,  7/15/2029
e
176,086
Group 1 Automotive, Inc.
110,000 6.375%,  1/15/2030
a
112,201
Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Cyclical  5.1% - continued
Hanesbrands, Inc.
$ 177,000 9.000%,  2/15/2031
a,e
$ 186,619
Hilton Domestic Operating
Company, Inc.
513,000 4.875%,  1/15/2030 512,259
90,000 4.000%,  5/1/2031
a
85,530
519,000 3.625%,  2/15/2032
a
478,138
185,000 5.750%,  9/15/2033
a
188,469
Home Depot, Inc.
181,000 5.300%,  6/25/2054 176,808
181,000 5.400%,  6/25/2064 178,126
208,000 3.250%,  4/15/2032 194,800
Hyundai Capital America
115,000 5.500%,  3/30/2026
a
115,488
221,000 3.000%,  2/10/2027
a
217,499
166,000 6.500%,  1/16/2029
a
176,049
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a
201,903
Jacobs Entertainment, Inc.
385,000 6.750%,  2/15/2029
a
372,969
K Hovnanian Enterprises, Inc.
138,000 8.000%,  4/1/2031
a
140,996
KB Home
440,000 4.800%,  11/15/2029 436,512
Kingpin Intermediate Holdings,
LLC
183,000 7.250%,  10/15/2032
a,e
171,538
L Brands, Inc.
369,000 6.625%,  10/1/2030
a
379,272
248,000 6.875%,  11/1/2035 259,282
Las Vegas Sands Corporation
150,000 5.900%,  6/1/2027 152,824
164,000 5.625%,  6/15/2028 167,695
Lennar Corporation
411,000 5.200%,  7/30/2030 422,741
Life Time, Inc.
263,000 6.000%,  11/15/2031
a
266,695
Light & Wonder International, Inc.
165,000 7.250%,  11/15/2029
a,e
169,277
Lindblad Expeditions, LLC
185,000 7.000%,  9/15/2030
a
188,417
Lithia Motors, Inc.
189,000 4.625%,  12/15/2027
a
187,560
Live Nation Entertainment, Inc.
201,000 4.750%,  10/15/2027
a
200,355
Live Nation Entertainment, Inc.,
Convertible
157,000 3.125%,  1/15/2029
e
236,819
217,000 2.875%,  1/15/2030
a
230,454
199,000 2.875%,  10/15/2031
a
197,070
Lowe's Companies, Inc.
82,000 4.500%,  4/15/2030 82,885
Macy's Retail Holdings, LLC
92,000 7.375%,  8/1/2033
a
96,946
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 168,454
282,000 5.100%,  4/15/2032 289,592
Marriott Ownership Resorts, Inc.
739,000 6.500%,  10/1/2033
a
728,663

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Cyclical  5.1% - continued
Marriott Vacations Worldwide
Corporation, Convertible
$ 118,000 Zero Coupon,  1/15/2026 $ 116,584
218,000 3.250%,  12/15/2027 206,882
Match Group Holdings II, LLC
392,000 4.125%,  8/1/2030
a
368,954
Mattamy Group Corporation
411,000 5.250%,  12/15/2027
a
409,403
McDonald's Corporation
152,000 4.950%,  8/14/2033 156,633
Melco Resorts Finance, Ltd.
498,000 5.375%,  12/4/2029
a
490,421
460,000 7.625%,  4/17/2032
a
483,820
251,000 6.500%,  9/24/2033
a
252,222
Meritage Homes Corporation
357,000 5.650%,  3/15/2035
e
362,311
Meritage Homes Corporation,
Convertible
91,000 1.750%,  5/15/2028
e
90,644
MGM Resorts International
361,000 6.125%,  9/15/2029 367,536
Michaels Companies, Inc.
128,000 5.250%,  5/1/2028
a
119,524
Millrose Properties, Inc.
233,000 6.375%,  8/1/2030
a
236,038
124,000 6.250%,  9/15/2032
a
124,593
Muvico, LLC
147,000
9.000%,PIK 6.000%,
2/19/2029
a,i
159,099
NCL Corporation, Ltd.
278,000 5.875%,  1/15/2031
a
277,868
598,000 6.750%,  2/1/2032
a
614,481
231,000 6.250%,  9/15/2033
a
233,638
New Home Company, Inc.
186,000 8.500%,  11/1/2030
a
192,476
Nissan Motor Acceptance
Company, LLC
370,000 5.625%,  9/29/2028
a
369,726
370,000 6.125%,  9/30/2030
a
366,805
Nissan Motor Company, Ltd.
367,000 4.810%,  9/17/2030
a
344,215
PetSmart, LLC/PetSmart Finance
Corporation
492,000 7.500%,  9/15/2032
a
490,745
Phinia, Inc.
271,000 6.625%,  10/15/2032
a
278,763
Rakuten Group, Inc.
269,000 11.250%,  2/15/2027
a
290,485
310,000 9.750%,  4/15/2029
a
347,705
250,000 8.125%,  12/15/2029
a,b,h
261,202
Raven Acquisition Holdings, LLC
344,000 6.875%,  11/15/2031
a
351,527
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
160,000 4.625%,  4/16/2029
a
144,438
S&S Holdings, LLC
408,000 8.375%,  10/1/2031
a
389,774
Service Corporation International/
US
180,000 3.375%,  8/15/2030 167,267
127,000 4.000%,  5/15/2031 120,290
286,000 5.750%,  10/15/2032 290,162
Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Cyclical  5.1% - continued
Six Flags Entertainment
Corporation
$ 90,000 7.250%,  5/15/2031
a,e
$ 90,221
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
90,000 5.375%,  4/15/2027 89,605
322,000 5.250%,  7/15/2029 309,484
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
90,000 6.625%,  5/1/2032
a,e
91,388
Staples, Inc.
228,000 10.750%,  9/1/2029
a
220,950
Station Casinos, LLC
147,000 4.625%,  12/1/2031
a
138,079
Stellantis Finance US, Inc.
431,000 5.750%,  3/18/2030
a,e
441,923
200,000 6.450%,  3/18/2035
a
207,608
Stellantis Financial Services US
Corporation
228,000 5.400%,  9/15/2030
a
229,536
Tenneco, Inc.
386,000 8.000%,  11/17/2028
a
384,947
Toyota Motor Credit Corporation
427,000 4.800%,  5/15/2030 437,830
162,000 5.550%,  11/20/2030 171,956
175,000 4.800%,  1/5/2034 178,586
Tractor Supply Company
151,000 5.250%,  5/15/2033 156,290
Uber Technologies, Inc.
315,000 4.800%,  9/15/2034 315,058
335,000 4.800%,  9/15/2035 332,466
Uber Technologies, Inc.,
Convertible
184,000 Zero Coupon,  5/15/2028
a
194,028
265,000 0.875%,  12/1/2028 385,840
Vail Resorts, Inc.
130,000 5.625%,  7/15/2030
a
131,668
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
501,793
Victoria's Secret & Company
88,000 4.625%,  7/15/2029
a,e
84,706
Victra Holdings, LLC/Victra
Finance Corporation
238,000 8.750%,  9/15/2029
a,e
252,526
Viking Cruises, Ltd.
443,000 5.875%,  10/15/2033
a
450,339
Walmart, Inc.
250,000 4.900%,  4/28/2035 257,077
Wayfair, LLC
123,000 7.250%,  10/31/2029
a
127,191
283,000 7.750%,  9/15/2030
a
298,532
Wynn Macau, Ltd.
320,000 6.750%,  2/15/2034
a
322,470
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
a
150,958
165,000 7.125%,  2/15/2031
a
177,189

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Cyclical  5.1% - continued
Yum! Brands, Inc.
$ 536,000 4.750%,  1/15/2030
a
$ 534,659
ZF North America Capital, Inc.
303,000 7.125%,  4/14/2030
a
294,962
188,000 6.750%,  4/23/2030
a
178,961
Total 46,522,914
Consumer Non-Cyclical  4.9%
1261229 B.C., Ltd.
347,000 10.000%,  4/15/2032
a
362,722
AbbVie, Inc.
406,000 5.500%,  3/15/2064 406,609
607,000 4.500%,  5/14/2035 596,593
247,000 5.350%,  3/15/2044 247,996
Acadia Healthcare Company, Inc.
270,000 5.000%,  4/15/2029
a
264,205
224,000 7.375%,  3/15/2033
a,e
231,563
AdaptHealth, LLC
750,000 4.625%,  8/1/2029
a
712,268
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
331,000 4.625%,  1/15/2027
a
330,309
601,000 3.500%,  3/15/2029
a
572,788
92,000 5.500%,  3/31/2031
a,f
92,727
76,000 6.250%,  3/15/2033
a
78,123
264,000 5.750%,  3/31/2034
a,f
265,163
Altria Group, Inc.
166,000 6.200%,  11/1/2028 175,021
Amgen, Inc.
247,000 5.150%,  3/2/2028 252,521
Amneal Pharmaceuticals, LLC
92,000 6.875%,  8/1/2032
a
96,457
Anheuser-Busch InBev Worldwide,
Inc.
487,000 5.000%,  6/15/2034 503,399
1,107,000 5.450%,  1/23/2039 1,149,572
AstraZeneca Finance, LLC
258,000 5.000%,  2/26/2034 266,795
BAT Capital Corporation
202,000 6.343%,  8/2/2030 217,685
141,000 7.750%,  10/19/2032 164,355
Bausch + Lomb Corporation
106,000 8.375%,  10/1/2028
a
110,770
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 166,765
221,000 2.823%,  5/20/2030 207,560
BellRing Brands, Inc.
149,000 7.000%,  3/15/2030
a
153,636
BioMarin Pharmaceutical, Inc.,
Convertible
223,000 1.250%,  5/15/2027 212,274
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 201,487
Bristol-Myers Squibb Company
331,000 5.550%,  2/22/2054 329,344
166,000 5.750%,  2/1/2031 177,684
82,000 5.900%,  11/15/2033 89,211
Bunge, Ltd. Finance Corporation
324,000 3.200%,  4/21/2031 304,170
99,000 4.650%,  9/17/2034 97,383
Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Non-Cyclical  4.9% - continued
Cargill, Inc.
$ 179,000 5.375%,  10/23/2055
a
$ 174,544
288,000 2.125%,  11/10/2031
a
254,580
672,000 5.125%,  2/11/2035
a
691,301
Cencora, Inc.
334,000 5.150%,  2/15/2035 342,582
Central Garden & Pet Company
244,000 4.125%,  10/15/2030
e
231,797
Champ Acquisition Corporation
148,000 8.375%,  12/1/2031
a
157,631
Chefs' Warehouse, Inc.,
Convertible
209,000 2.375%,  12/15/2028 307,899
CHS/Community Health Systems,
Inc.
267,000 6.000%,  1/15/2029
a
264,330
186,000 6.875%,  4/15/2029
a,e
168,633
257,000 10.875%,  1/15/2032
a,e
277,054
379,000 9.750%,  1/15/2034
a
401,280
Cigna Group
167,000 5.600%,  2/15/2054 163,623
213,000 2.400%,  3/15/2030 196,974
586,000 4.875%,  9/15/2032 591,308
528,000 5.250%,  1/15/2036 536,308
Coca-Cola Company
161,000 5.300%,  5/13/2054 160,229
Conagra Brands, Inc.
497,000 5.750%,  8/1/2035 507,767
Concentra Health Services, Inc.
163,000 6.875%,  7/15/2032
a
170,015
Constellation Brands, Inc.
163,000 4.800%,  1/15/2029 165,584
295,000 3.150%,  8/1/2029 283,654
110,000 4.900%,  5/1/2033 110,708
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
187,000 5.600%,  1/15/2031
a
187,629
CVS Health Corporation
257,000 7.000%,  3/10/2055
b
270,025
318,000 6.050%,  6/1/2054 320,851
531,000 6.750%,  12/10/2054
b
551,830
168,000 5.000%,  2/20/2026 168,252
115,000 4.300%,  3/25/2028 115,155
488,000 4.780%,  3/25/2038 458,515
515,000 6.000%,  6/1/2044 521,627
DaVita, Inc.
206,000 3.750%,  2/15/2031
a
189,133
319,000 6.875%,  9/1/2032
a
330,462
186,000 6.750%,  7/15/2033
a
192,852
Edgewell Personal Care Company
431,000 5.500%,  6/1/2028
a
430,396
Eli Lilly & Company
328,000 5.000%,  2/9/2054 311,327
216,000 5.500%,  2/12/2055 220,153
435,000 4.550%,  10/15/2032 439,187
Embecta Corporation
175,000 6.750%,  2/15/2030
a
172,044
Encompass Health Corporation
280,000 4.500%,  2/1/2028 277,873

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Non-Cyclical  4.9% - continued
Endo Finance Holdings, Inc.
$ 179,000 8.500%,  4/15/2031
a,e
$ 189,726
Energizer Holdings, Inc.
324,000 6.000%,  9/15/2033
a
313,001
Envista Holdings Corporation,
Convertible
75,000 1.750%,  8/15/2028 71,062
General Mills, Inc.
62,000 4.950%,  3/29/2033 62,898
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 168,123
Grifols SA
170,000 4.750%,  10/15/2028
a
164,380
HCA, Inc.
171,000 5.950%,  9/15/2054 171,520
414,000 5.250%,  3/1/2030 427,898
426,000 4.600%,  11/15/2032 423,355
390,000 5.750%,  3/1/2035 409,171
HLF Financing SARL, LLC/
Herbalife International, Inc.
191,000 12.250%,  4/15/2029
a
206,509
206,000 4.875%,  6/1/2029
a,e
180,786
Insulet Corporation
112,000 6.500%,  4/1/2033
a
116,687
Integer Holdings Corporation,
Convertible
136,000 2.125%,  2/15/2028 140,692
287,000 1.875%,  3/15/2030
a
248,686
IQVIA, Inc.
372,000 6.250%,  6/1/2032
a
387,723
Jazz Investments I, Ltd.,
Convertible
260,000 2.000%,  6/15/2026 278,720
261,000 3.125%,  9/15/2030 318,681
Jazz Securities DAC
223,000 4.375%,  1/15/2029
a
218,495
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
173,000 3.625%,  1/15/2032 161,547
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
446,000 6.375%,  4/15/2066
a
456,267
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
342,000 5.950%,  4/20/2035
a
357,927
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
344,000 9.000%,  2/15/2029
a
360,171
Kenvue, Inc.
509,000 4.850%,  5/22/2032 515,672
Kraft Heinz Foods Company
152,000 6.750%,  3/15/2032 168,371
429,000 5.400%,  3/15/2035
e
439,440
164,000 5.000%,  6/4/2042 151,332
Kroger Company
121,000 4.500%,  1/15/2029 122,316
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
a
169,988
Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Non-Cyclical  4.9% - continued
$ 190,000 4.375%,  1/31/2032
a
$ 181,131
LCI Industries, Convertible
224,000 3.000%,  3/1/2030
a
240,240
LifePoint Health, Inc.
172,000 9.875%,  8/15/2030
a
185,693
216,000 11.000%,  10/15/2030
a
238,162
136,000 10.000%,  6/1/2032
a,e
144,655
L'Oreal SA
200,000 5.000%,  5/20/2035
a
205,703
Mars, Inc.
67,000 5.650%,  5/1/2045
a
68,286
Mattel, Inc.
415,000 3.375%,  4/1/2026
a
412,583
Medline Borrower, LP/Medline Co-
Issuer, Inc.
218,000 6.250%,  4/1/2029
a
224,268
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 160,148
Mozart Debt Merger Sub, Inc.
490,000 3.875%,  4/1/2029
a
475,940
585,000 5.250%,  10/1/2029
a
582,774
Nestle Capital Corporation
200,000 5.100%,  3/12/2054
a
195,157
Newell Brands, Inc.
186,000 6.375%,  9/15/2027 185,507
276,000 6.625%,  9/15/2029
e
269,915
175,000 6.375%,  5/15/2030
e
166,250
Novartis Capital Corporation
429,000 4.700%,  9/18/2054 391,215
Organon & Company/Organon
Foreign Debt Co-Issuer BV
491,000 5.125%,  4/30/2031
a,e
376,370
Owens & Minor, Inc.
186,000 6.625%,  4/1/2030
a,e
141,575
PepsiCo, Inc.
351,000 5.250%,  7/17/2054 347,116
Performance Food Group, Inc.
396,000 4.250%,  8/1/2029
a
386,198
254,000 6.125%,  9/15/2032
a
260,781
Perrigo Finance Unlimited
Company
302,000 4.900%,  6/15/2030 295,409
167,000 6.125%,  9/30/2032 168,410
Philip Morris International, Inc.
322,000 4.875%,  2/15/2028 327,560
141,000 5.625%,  11/17/2029 147,941
174,000 5.125%,  2/13/2031 179,840
141,000 5.750%,  11/17/2032 150,106
256,000 5.250%,  2/13/2034 263,865
Post Holdings, Inc.
270,000 4.625%,  4/15/2030
a
261,777
425,000 4.500%,  9/15/2031
a
399,104
249,000 6.250%,  10/15/2034
a
251,917
Post Holdings, Inc., Convertible
414,000 2.500%,  8/15/2027 454,779
Prime Healthcare Services, Inc.
527,000 9.375%,  9/1/2029
a
554,425
Radiology Partners, Inc.
142,000 8.500%,  7/15/2032
a
147,675
Roche Holdings, Inc.
250,000 5.218%,  3/8/2054
a
245,654

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Consumer Non-Cyclical  4.9% - continued
$ 200,000 2.076%,  12/13/2031
a
$ 176,287
Royalty Pharma plc
238,000 5.150%,  9/2/2029 244,094
306,000 5.200%,  9/25/2035 306,561
Select Medical Corporation
169,000 6.250%,  12/1/2032
a,e
171,433
Simmons Foods, Inc.
283,000 4.625%,  3/1/2029
a
271,158
Sotera Health Holdings, LLC
192,000 7.375%,  6/1/2031
a
201,773
Spectrum Brands, Inc.,
Convertible
275,000 3.375%,  6/1/2029
e
255,613
Star Parent, Inc.
170,000 9.000%,  10/1/2030
a
181,522
Stryker Corporation
333,000 5.200%,  2/10/2035 343,192
Sysco Corporation
128,000 5.950%,  4/1/2030 135,770
Takeda Pharmaceutical Company,
Ltd.
280,000 5.650%,  7/5/2054 282,395
297,000 5.000%,  11/26/2028 303,534
200,000 5.650%,  7/5/2044 204,936
Takeda US Financing, Inc.
300,000 5.200%,  7/7/2035 305,245
Tenet Healthcare Corporation
920,000 5.125%,  11/1/2027 918,975
545,000 4.375%,  1/15/2030 531,906
404,000 6.750%,  5/15/2031 419,142
Unilever Capital Corporation
225,000 5.000%,  12/8/2033 233,627
US Acute Care Solutions, LLC
344,000 9.750%,  5/15/2029
a
350,299
Whirlpool Corporation
100,000 6.500%,  6/15/2033 97,564
Winnebago Industries, Inc.,
Convertible
314,000 3.250%,  1/15/2030 286,368
Wyeth, LLC
382,000 6.500%,  2/1/2034 432,322
Zoetis, Inc.
236,000 5.600%,  11/16/2032 250,927
Total 44,346,183
Energy  3.8%
Aethon United BR, LP/Aethon
United Finance Corporation
84,000 7.500%,  10/1/2029
a
87,146
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
363,000 5.375%,  6/15/2029
a
362,774
APA Corporation
239,000 4.375%,  10/15/2028 236,108
Archrock Partners, LP/Archrock
Partners Finance Corporation
266,000 6.250%,  4/1/2028
a
267,132
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
183,000 5.875%,  6/30/2029
a
182,464
Principal
Amount Long-Term Fixed Income  83.9% Value
Energy  3.8% - continued
$ 186,000 6.625%,  7/15/2033
a
$ 189,325
Baytex Energy Corporation
271,000 8.500%,  4/30/2030
a
277,814
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
294,000 7.000%,  7/15/2029
a
304,999
BP Capital Markets America, Inc.
531,000 4.234%,  11/6/2028 534,122
259,000 4.812%,  2/13/2033 262,335
500,000 5.227%,  11/17/2034 517,265
BP Capital Markets plc
191,000 4.875%,  3/22/2030
b,h
190,934
301,000 6.450%,  12/1/2033
b,h
321,513
Buckeye Partners, LP
254,000 4.500%,  3/1/2028
a
251,448
173,000 6.875%,  7/1/2029
a
179,165
California Resources Corporation
220,000 8.250%,  6/15/2029
a
228,858
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 146,049
146,000 3.250%,  1/31/2032 133,379
259,000 5.950%,  6/30/2033 273,332
Cheniere Energy, Inc.
158,000 5.650%,  4/15/2034 163,419
Civitas Resources, Inc.
114,000 8.375%,  7/1/2028
a
117,789
501,000 8.750%,  7/1/2031
a
515,055
280,000 9.625%,  6/15/2033
a
300,395
CNX Resources Corporation
215,000 6.000%,  1/15/2029
a,e
215,864
CNX Resources Corporation,
Convertible
164,000 2.250%,  5/1/2026 429,762
Columbia Pipelines Holding
Company, LLC
167,000 6.055%,  8/15/2026
a
168,882
317,000 6.042%,  8/15/2028
a
330,115
Comstock Resources, Inc.
252,000 6.750%,  3/1/2029
a
249,527
439,000 5.875%,  1/15/2030
a
417,800
ConocoPhillips Company
500,000 4.850%,  1/15/2032 511,924
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
216,000 5.500%,  6/15/2031
a
213,705
Crescent Energy Finance, LLC
241,000 7.625%,  4/1/2032
a
233,660
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
402,000 8.625%,  3/15/2029
a
419,579
186,000 7.375%,  6/30/2033
a
188,699
Diamond Foreign Asset Company/
Diamond Finance, LLC
141,000 8.500%,  10/1/2030
a
149,691
Diamondback Energy, Inc.
381,000 5.750%,  4/18/2054 367,153
Eastern Energy Gas Holdings, LLC
512,000 5.800%,  1/15/2035 539,988
Enbridge, Inc.
285,000 7.375%,  1/15/2083
b
293,692
290,000 7.625%,  1/15/2083
b
314,212
244,000 5.950%,  4/5/2054 250,472

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Energy  3.8% - continued
$ 78,000 5.700%,  3/8/2033 $ 82,157
Enerflex, Ltd.
142,000 9.000%,  10/15/2027
a
144,915
Energy Transfer, LP
465,000 6.500%,  2/15/2056
b
460,788
161,000 5.950%,  5/15/2054 155,406
128,000 8.000%,  5/15/2054
b
136,642
161,000 6.050%,  9/1/2054 157,043
64,000 7.125%,  5/15/2030
b,h
65,845
169,000 6.400%,  12/1/2030 182,891
Enterprise Products Operating,
LLC
264,000 5.550%,  2/16/2055 260,841
Excelerate Energy, LP
119,000 8.000%,  5/15/2030
a
125,638
Genesis Energy LP/Genesis
Energy Finance Corporation
293,000 8.875%,  4/15/2030 308,804
439,000 7.875%,  5/15/2032 452,165
Harvest Midstream I, LP
431,000 7.500%,  9/1/2028
a
435,722
Hess Midstream Operations, LP
405,000 4.250%,  2/15/2030
a
394,463
Hilcorp Energy I, LP/Hilcorp
Finance Company
286,000 5.750%,  2/1/2029
a
280,654
180,000 6.000%,  4/15/2030
a
175,529
610,000 6.250%,  4/15/2032
a
579,132
Howard Midstream Energy
Partners, LLC
208,000 7.375%,  7/15/2032
a
217,955
279,000 6.625%,  1/15/2034
a
287,514
ITT Holdings, LLC
530,000 6.500%,  8/1/2029
a
513,343
Kinder Morgan, Inc.
348,000 5.950%,  8/1/2054 351,228
Kodiak Gas Services, LLC
185,000 6.500%,  10/1/2033
a
189,576
93,000 6.750%,  10/1/2035
a
95,773
MPLX, LP
503,000 4.800%,  2/15/2031 507,251
82,000 5.000%,  3/1/2033 82,163
130,000 5.500%,  6/1/2034 132,493
Nabors Industries, Inc.
141,000 7.375%,  5/15/2027
a
142,969
459,000 9.125%,  1/31/2030
a
482,331
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
147,000 8.125%,  2/15/2029
a
150,483
378,000 8.375%,  2/15/2032
a
386,510
Noble Finance II, LLC
179,000 8.000%,  4/15/2030
a
185,774
Northern Oil and Gas, Inc.
272,000 8.750%,  6/15/2031
a
277,220
Northern Oil and Gas, Inc.,
Convertible
412,000 3.625%,  4/15/2029 399,228
Occidental Petroleum Corporation
204,000 5.000%,  8/1/2027 206,923
330,000 8.875%,  7/15/2030 381,575
ONEOK, Inc.
344,000 5.700%,  11/1/2054 321,871
Principal
Amount Long-Term Fixed Income  83.9% Value
Energy  3.8% - continued
$ 157,000 5.650%,  11/1/2028 $ 162,754
246,000 4.750%,  10/15/2031 246,013
Ovintiv, Inc.
354,000 7.200%,  11/1/2031 391,029
PBF Holding Company, LLC/PBF
Finance Corporation
281,000 6.000%,  2/15/2028 278,961
192,000 7.875%,  9/15/2030
a
192,870
Permian Resources Operating,
LLC
384,000 6.250%,  2/1/2033
a
390,693
Phillips 66 Company
170,000 6.200%,  3/15/2056
b
171,688
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 165,724
Prairie Acquiror, LP
295,000 9.000%,  8/1/2029
a
302,781
Precision Drilling Corporation
211,000 6.875%,  1/15/2029
a
212,208
Range Resources Corporation
93,000 4.750%,  2/15/2030
a
91,003
Repsol E&P Capital Markets US,
LLC
400,000 5.976%,  9/16/2035
a
407,022
Rockies Express Pipeline, LLC
339,000 4.950%,  7/15/2029
a
336,086
Saturn Oil & Gas, Inc.
108,000 9.625%,  6/15/2029
a,e
109,269
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
93,326
SESI, LLC
186,000 7.875%,  9/30/2030
a
182,541
SM Energy Company
220,000 6.500%,  7/15/2028
e
221,951
127,000 7.000%,  8/1/2032
a
124,240
South Bow USA Infrastructure
Holdings, LLC
122,000 5.584%,  10/1/2034 122,459
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
180,000 5.875%,  3/1/2027 179,952
Sunoco, LP
334,000 7.000%,  5/1/2029
a
347,187
370,000 5.875%,  3/15/2034
a
369,939
Sunoco, LP/Sunoco Finance
Corporation
246,000 5.875%,  3/15/2028 246,409
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
177,000 5.500%,  1/15/2028
a
175,933
269,000 7.375%,  2/15/2029
a
276,934
464,000 6.750%,  3/15/2034
a
460,432
Talos Production, Inc.
102,000 9.000%,  2/1/2029
a
104,874
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 355,821
TGNR Intermediate Holdings, LLC
282,000 5.500%,  10/15/2029
a
273,382

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Energy  3.8% - continued
TotalEnergies Capital SA
$ 489,000 5.488%,  4/5/2054 $ 481,470
TransCanada Trust
327,000 5.875%,  8/15/2076
b
327,017
Transocean International, Ltd.
124,000 8.250%,  5/15/2029
a
124,726
399,000 8.750%,  2/15/2030
a
418,682
UGI Corporation, Convertible
94,000 5.000%,  6/1/2028 120,339
USA Compression Partners, LP/
USA Compression Finance
Corporation
315,000 7.125%,  3/15/2029
a
325,345
276,000 6.250%,  10/1/2033
a
277,060
Valaris, Ltd.
181,000 8.375%,  4/30/2030
a
188,766
Var Energi ASA
300,000 5.875%,  5/22/2030
a
312,174
Venture Global LNG, Inc.
667,000 8.125%,  6/1/2028
a
687,093
648,000 9.000%,  9/30/2029
a,b,h
605,663
503,000 8.375%,  6/1/2031
a
516,398
360,000 9.875%,  2/1/2032
a
384,535
Venture Global Plaquemines LNG,
LLC
257,000 6.500%,  1/15/2034
a
269,195
186,000 7.750%,  5/1/2035
a
209,885
475,000 6.750%,  1/15/2036
a
503,078
Vital Energy, Inc.
268,000 7.750%,  7/31/2029
a
263,481
299,000 7.875%,  4/15/2032
a
282,961
Williams Companies, Inc.
370,000 4.900%,  3/15/2029 376,929
147,000 2.600%,  3/15/2031 133,529
195,000 5.600%,  3/15/2035 202,336
Total 35,052,503
Financials  12.2%
200 Park Funding Trust
249,000 5.740%,  2/15/2055
a
251,863
Acrisure, LLC/Acrisure Finance,
Inc.
127,000 4.250%,  2/15/2029
a
121,920
84,000 7.500%,  11/6/2030
a
86,879
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
b
168,197
150,000 6.100%,  1/15/2027 153,044
243,000 5.750%,  6/6/2028 251,401
384,000 3.000%,  10/29/2028 370,780
412,000 5.375%,  12/15/2031 426,353
Agree, LP
163,000 5.625%,  6/15/2034 170,119
Air Lease Corporation
407,000 4.650%,  6/15/2026
b,h
400,956
147,000 3.125%,  12/1/2030 135,818
Aircastle, Ltd.
240,000 5.250%,  6/15/2026
a,b,h
238,503
147,000 2.850%,  1/26/2028
a
141,995
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
178,000 4.250%,  10/15/2027
a
175,295
Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
$ 431,000 6.750%,  4/15/2028
a
$ 438,825
258,000 7.000%,  1/15/2031
a
267,223
Ally Financial, Inc.
469,000 4.700%,  5/15/2026
b,e,h
459,229
541,000 8.000%,  11/1/2031 615,905
280,000 6.700%,  2/14/2033
e
291,922
American Express Company
320,000 3.550%,  9/15/2026
b,h
314,028
American Homes 4 Rent, LP
279,000 4.950%,  6/15/2030 284,270
American International Group, Inc.
317,000 5.125%,  3/27/2033 325,591
Americold Realty Operating
Partnership, LP
398,000 5.600%,  5/15/2032
e
402,533
Ameriprise Financial, Inc.
498,000 5.200%,  4/15/2035 509,102
AmWINS Group, Inc.
147,000 6.375%,  2/15/2029
a
149,843
437,000 4.875%,  6/30/2029
a
422,051
Aon North America, Inc.
328,000 5.750%,  3/1/2054 331,251
Apollo Debt Solutions BDC
300,000 6.700%,  7/29/2031 315,782
Ares Capital Corporation
194,000 5.875%,  3/1/2029 198,596
Ares Strategic Income Fund
661,000 5.450%,  9/9/2028
a
663,743
Arthur J. Gallagher & Company
246,000 5.750%,  7/15/2054 246,245
Avolon Holdings Funding, Ltd.
321,000 5.750%,  3/1/2029
a
331,516
499,000 5.375%,  5/30/2030
a
512,087
Azorra Finance, Ltd.
469,000 7.750%,  4/15/2030
a
494,454
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
a
311,532
Banco Santander SA
82,000 4.750%,  11/12/2026
b,h
80,759
200,000 4.175%,  3/24/2028
b
199,720
200,000 6.921%,  8/8/2033 221,828
Bank of America Corporation
365,000 6.125%,  4/27/2027
b,h
369,318
185,000 1.734%,  7/22/2027
b
181,730
283,000 4.376%,  4/27/2028
b
283,888
218,000 4.948%,  7/22/2028
b
220,925
370,000 5.819%,  9/15/2029
b
386,164
824,000 3.974%,  2/7/2030
b
818,374
526,000 5.162%,  1/24/2031
b
543,116
525,000 2.687%,  4/22/2032
b
479,772
216,000 2.572%,  10/20/2032
b
194,254
275,000 2.972%,  2/4/2033
b
250,773
241,000 5.468%,  1/23/2035
b
251,757
677,000 5.425%,  8/15/2035
b
692,208
140,000 3.846%,  3/8/2037
b
131,348
Bank of Montreal
140,000 3.088%,  1/10/2037
b
125,082
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
b
175,431
194,000 4.596%,  7/26/2030
b
197,012

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
$ 350,000 5.950%,  12/20/2030
b,h
$ 355,346
165,000 6.474%,  10/25/2034
b
184,015
Bank of Nova Scotia
275,000 6.875%,  10/27/2085
b
277,531
Barclays plc
262,000 6.125%,  12/15/2025
b,h
262,300
200,000 5.501%,  8/9/2028
b
204,065
223,000 4.972%,  5/16/2029
b
226,300
482,000 4.942%,  9/10/2030
b
490,090
200,000 6.224%,  5/9/2034
b
215,547
160,000 7.119%,  6/27/2034
b
179,078
419,000 5.860%,  8/11/2046
b
434,010
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 7.625%,  2/11/2035
a,b
211,808
Belrose Funding Trust II
383,000 6.792%,  5/15/2055
a
408,007
BlackRock Funding, Inc.
162,000 5.250%,  3/14/2054 159,133
Blackstone Private Credit Fund
400,000 5.600%,  11/22/2029 404,564
384,000 5.050%,  9/10/2030 377,466
Blackstone Reg Finance
Company, LLC
185,000 4.950%,  2/15/2036
f
183,637
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 208,205
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
a
72,969
579,000 6.100%,  3/15/2028
a
583,472
80,000 6.750%,  4/4/2029 81,788
BNP Paribas SA
200,000 7.450%,  6/27/2035
a,b,h
207,955
Boston Properties, LP, Convertible
132,000 2.000%,  10/1/2030
a
129,162
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 233,687
Brookfield Asset Management,
Ltd.
55,000 6.077%,  9/15/2055 56,941
Brookfield Finance, Inc.
284,000 5.813%,  3/3/2055 285,014
Brown & Brown, Inc.
157,000 6.250%,  6/23/2055 165,110
163,000 5.550%,  6/23/2035 167,767
Burford Capital Global Finance,
LLC
427,000 9.250%,  7/1/2031
a
441,940
186,000 7.500%,  7/15/2033
a
183,635
Capital Automotive REIT
1,530,667
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
1,493,353
Capital One Financial Corporation
132,000 3.950%,  9/1/2026
b,e,h
129,719
206,000 3.273%,  3/1/2030
b
198,861
72,000 6.700%,  11/29/2032 79,553
Capital One NA
295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
305,927
Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
Charles Schwab Corporation
$ 304,000 4.000%,  6/1/2026
b,h
$ 301,231
158,000 6.136%,  8/24/2034
b
172,130
CHL Mortgage Pass-Through Trust
49,958
6.307%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
49,270
205,265
6.000%,  4/25/2037, Ser.
2007-3, Class A18 93,545
136,843
6.000%,  4/25/2037, Ser.
2007-3, Class A33 62,363
482,128
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 207,995
Citadel Securities Global Holdings,
LLC
250,000 6.200%,  6/18/2035
a
262,291
Citadel, LP
320,000 6.375%,  1/23/2032
a
337,139
Citibank NA
575,000 4.914%,  5/29/2030 591,601
250,000 5.570%,  4/30/2034 265,187
Citigroup, Inc.
235,000 4.000%,  12/10/2025
b,h
234,535
320,000 3.875%,  2/18/2026
b,h
317,920
368,000 1.122%,  1/28/2027
b
365,259
974,000 1.462%,  6/9/2027
b
957,822
285,000 3.070%,  2/24/2028
b
280,995
145,000 7.375%,  5/15/2028
b,h
150,232
248,000 7.625%,  11/15/2028
b,h
259,482
589,000 4.075%,  4/23/2029
b
587,577
128,000 7.125%,  8/15/2029
b,h
132,032
151,000 6.950%,  2/15/2030
b,h
155,336
451,000 6.875%,  8/15/2030
b,h
464,699
596,000 4.952%,  5/7/2031
b
607,975
156,000 6.174%,  5/25/2034
b
165,672
225,000 7.000%,  8/15/2034
b,h
240,443
375,000 6.020%,  1/24/2036
b
392,322
Citizens Financial Group, Inc.
272,000 4.000%,  10/6/2026
b,e,h
268,138
195,000 5.718%,  7/23/2032
b
203,472
CNA Financial Corporation
341,000 5.125%,  2/15/2034 343,123
Coinbase Global, Inc., Convertible
189,000 0.500%,  6/1/2026 212,096
196,000 0.250%,  4/1/2030
e
249,508
120,000 Zero Coupon,  10/1/2032
a
133,740
Comerica, Inc.
92,000 5.982%,  1/30/2030
b
95,714
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
a
160,723
Constellation Insurance, Inc.
202,000 6.800%,  1/24/2030
a
204,305
COPT Defense Properties, LP
292,000 2.250%,  3/15/2026 289,083
COPT Defense Properties, LP,
Convertible
47,000 5.250%,  9/15/2028
a
53,148
Corebridge Financial, Inc.
290,000 6.375%,  9/15/2054
b
298,582
133,000 6.875%,  12/15/2052
b
136,209
161,000 6.050%,  9/15/2033 171,681
147,000 5.750%,  1/15/2034 153,898

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 169,923
4.886%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 140,520
Cousins Properties, LP
141,000 5.375%,  2/15/2032 144,083
Credit Agricole SA
147,000 3.250%,  1/14/2030
a
138,852
559,000 5.222%,  5/27/2031
a,b
573,207
339,000 4.818%,  9/25/2033
a,b
337,005
Credit Suisse Group AG
138,000 7.250%,  N/A
*,j
37,260
222,000 7.500%,  N/A
*,j
59,940
Dai-ichi Life Insurance Company,
Ltd.
170,000 6.200%,  1/16/2035
a,b,h
178,496
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
b
501,319
280,000 2.311%,  11/16/2027
b
274,373
500,000 5.297%,  5/9/2031
b
511,503
400,000 4.950%,  8/4/2031
b
403,758
209,000 3.742%,  1/7/2033
b
192,892
Digital Realty Trust, LP, Convertible
158,000 1.875%,  11/15/2029
a
166,643
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,003,000 5.950%,  9/17/2030
a
971,897
Elevance Health, Inc.
322,000 5.650%,  6/15/2054 317,153
452,000 2.550%,  3/15/2031 411,561
Encore Capital Group, Inc.
261,000 9.250%,  4/1/2029
a
274,002
200,000 6.625%,  4/15/2031
a
198,478
Encore Capital Group, Inc.,
Convertible
101,000 4.000%,  3/15/2029 99,838
ERP Operating, LP
414,000 4.950%,  6/15/2032 424,233
Essential Properties, LP
160,000 5.400%,  12/1/2035 160,415
Fairfax Financial Holdings, Ltd.
245,000 6.350%,  3/22/2054 259,205
Federal Realty OP, LP, Convertible
61,000 3.250%,  1/15/2029
a
60,878
Fifth Third Bancorp
145,000 4.772%,  7/28/2030
b
146,533
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 397,195
First Citizens BancShares, Inc./NC
586,000 5.600%,  9/5/2035
b
583,874
FirstCash, Inc.
448,000 5.625%,  1/1/2030
a
448,673
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
a
231,565
Franklin BSP Capital Corporation
365,000 6.000%,  10/2/2030
a
358,082
Freedom Mortgage Holdings, LLC
418,000 9.250%,  2/1/2029
a
438,900
179,000 9.125%,  5/15/2031
a
190,282
Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
$ 254,000 8.375%,  4/1/2032
a
$ 264,824
183,000 7.875%,  4/1/2033
a
187,978
FS KKR Capital Corporation
146,000 2.625%,  1/15/2027 141,039
FTAI Aviation Investors, LLC
188,000 5.500%,  5/1/2028
a
188,139
259,000 7.000%,  5/1/2031
a
271,420
206,000 7.000%,  6/15/2032
a
215,758
GGAM Finance, Ltd.
167,000 7.750%,  5/15/2026
a
167,288
185,000 8.000%,  6/15/2028
a
196,218
12,000 6.875%,  4/15/2029
a
12,449
492,000 5.875%,  3/15/2030
a
497,535
Global Aircraft Leasing Company,
Ltd.
534,000 8.750%,  9/1/2027
a
549,774
Global Net Lease, Inc.
117,000 4.500%,  9/30/2028
a
114,746
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
325,000 3.750%,  12/15/2027
a
315,094
goeasy, Ltd.
82,000 9.250%,  12/1/2028
a
85,006
92,000 7.625%,  7/1/2029
a
92,666
368,000 6.875%,  2/15/2031
a
359,625
Goldman Sachs BDC, Inc.
177,000 6.375%,  3/11/2027 180,467
503,000 5.650%,  9/9/2030 506,320
Goldman Sachs Group, Inc.
220,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,h
221,024
330,000 3.650%,  8/10/2026
b,h
323,461
300,000 4.125%,  11/10/2026
b,h
295,072
141,000 2.640%,  2/24/2028
b
138,241
573,000 3.615%,  3/15/2028
b
568,805
284,000 4.482%,  8/23/2028
b
285,463
294,000 3.814%,  4/23/2029
b
291,164
148,000 2.615%,  4/22/2032
b
134,314
146,000 2.383%,  7/21/2032
b
130,104
147,000 6.125%,  11/10/2034
b,e,h
149,884
354,000 5.330%,  7/23/2035
b
364,564
555,000 5.016%,  10/23/2035
b
558,764
238,000 4.939%,  10/21/2036
b
236,838
Goldman Sachs Private Credit
Corporation
203,000 5.375%,  1/31/2029
a
203,227
Hartford Insurance Group, Inc.
148,000 2.800%,  8/19/2029 140,718
136,000
6.598%,  (TSFR3M +
2.387%), 2/12/2047
a,b
127,978
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
52,000 3.750%,  8/15/2028
a
61,568
Hercules Capital, Inc., Convertible
33,000 4.750%,  9/1/2028
a
32,442
HSBC Holdings plc
200,000 6.161%,  3/9/2029
b
208,368
413,000 4.583%,  6/19/2029
b
415,520
176,000 6.875%,  9/11/2029
b,h
182,003
417,000 5.130%,  3/3/2031
b
426,690
176,000 2.804%,  5/24/2032
b
160,149
570,000 5.741%,  9/10/2036
b
582,364

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
HUB International, Ltd.
$ 521,000 7.250%,  6/15/2030
a
$ 543,923
Huntington Bancshares, Inc./OH
146,000 4.450%,  10/15/2027
b,h
143,126
440,000 5.709%,  2/2/2035
b
457,495
326,000 6.141%,  11/18/2039
b
337,642
Huntington Bank Auto Credit-
Linked Notes
915,517
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
924,778
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
60,000 6.250%,  5/15/2026 59,966
606,000 5.250%,  5/15/2027 595,516
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 193,087
569,000 4.950%,  1/15/2033 571,606
Jane Street Group/JSG Finance,
Inc.
292,000 4.500%,  11/15/2029
a
283,755
113,000 7.125%,  4/30/2031
a
118,579
188,000 6.125%,  11/1/2032
a
191,304
569,000 6.750%,  5/1/2033
a
593,564
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
151,000 5.000%,  8/15/2028
a
142,978
274,000 6.625%,  10/15/2031
a
269,963
Jefferson Capital Holdings, LLC
147,000 6.000%,  8/15/2026
a
146,331
368,000 9.500%,  2/15/2029
a
387,789
130,000 8.250%,  5/15/2030
a
134,778
JPMorgan Chase & Company
285,000 3.650%,  6/1/2026
b,h
281,502
471,000 1.045%,  11/19/2026
b
470,336
75,000 2.947%,  2/24/2028
b
73,883
442,000 4.005%,  4/23/2029
b
440,687
146,000 2.069%,  6/1/2029
b
138,796
145,000 6.500%,  4/1/2030
b,h
150,494
589,000 4.493%,  3/24/2031
b
594,758
141,000 2.963%,  1/25/2033
b
129,194
147,000 4.912%,  7/25/2033
b
149,889
142,000 5.717%,  9/14/2033
b
150,820
172,000 5.350%,  6/1/2034
b
179,547
159,000 6.254%,  10/23/2034
b
175,112
81,000 5.336%,  1/23/2035
b
84,093
273,000 5.766%,  4/22/2035
b
291,150
262,000 5.502%,  1/24/2036
b
274,941
452,000 4.810%,  10/22/2036
b
450,558
385,000 5.534%,  11/29/2045
b
396,557
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 216,618
300,000 5.000%,  1/26/2033 302,081
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 248,943
449,000 5.875%,  10/15/2035 453,336
Kite Realty Group, LP, Convertible
7,000 0.750%,  4/1/2027
a
7,157
Liberty Mutual Group, Inc.
101,000 4.125%,  12/15/2051
a,b
98,723
Lincoln National Corporation
74,000
6.804%,  (TSFR3M +
2.619%), 11/17/2025
b
63,659
Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
Lloyds Banking Group plc
$ 806,000 1.627%,  5/11/2027
b
$ 794,843
300,000 4.425%,  11/4/2031
b,f
299,483
250,000 6.068%,  6/13/2036
b
261,977
LPL Holdings, Inc.
501,000 4.900%,  4/3/2028 507,072
M&T Bank Corporation
427,000 3.500%,  9/1/2026
b,h
411,696
Macquarie AirFinance Holdings,
Ltd.
69,000 6.400%,  3/26/2029
a
72,528
197,000 5.150%,  3/17/2030
a
199,335
Macquarie Bank, Ltd.
554,000 5.642%,  8/13/2036
a,b
563,870
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
a,b
286,211
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 134,431
MetLife, Inc.
155,000 6.350%,  3/15/2055
b
164,339
220,000 5.875%,  3/15/2028
b,e,h
225,447
292,000 6.400%,  12/15/2036 308,088
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
a
269,691
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 295,736
Mitsubishi UFJ Financial Group,
Inc.
290,000 1.538%,  7/20/2027
b
284,508
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
b
417,298
200,000 5.098%,  5/13/2031
b
205,869
288,000 2.564%,  9/13/2031 256,352
158,000 5.748%,  7/6/2034
b
168,062
Molina Healthcare, Inc.
139,000 4.375%,  6/15/2028
a
135,388
216,000 6.250%,  1/15/2033
a
217,412
Morgan Stanley
258,000 5.516%,  11/19/2055
b
260,892
251,000 0.985%,  12/10/2026
b
250,200
174,000 1.593%,  5/4/2027
b
171,644
290,000 1.512%,  7/20/2027
b
284,452
102,000 5.123%,  2/1/2029
b
104,109
1,041,000 3.622%,  4/1/2031
b
1,011,018
141,000 2.943%,  1/21/2033
b
128,340
146,000 4.889%,  7/20/2033
b
148,310
155,000 5.250%,  4/21/2034
b
159,972
181,000 5.424%,  7/21/2034
b
188,835
129,000 5.831%,  4/19/2035
b
137,544
199,000 5.587%,  1/18/2036
b
208,410
284,000 2.484%,  9/16/2036
b
247,887
MPT Operating Partnership, LP/
MPT Finance Corporation
214,000 8.500%,  2/15/2032
a
224,204
Nasdaq, Inc.
147,000 5.350%,  6/28/2028 151,662
National Securities Clearing
Corporation
492,000 4.700%,  5/20/2030
a
503,255
Nationwide Building Society
500,000 5.537%,  7/14/2036
a,b
515,152

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
NatWest Group plc
$ 147,000 4.892%,  5/18/2029
b
$ 149,230
425,000 6.475%,  6/1/2034
b
445,715
Navient Corporation
108,000 5.000%,  3/15/2027 107,363
New York Life Global Funding
159,000 4.550%,  1/28/2033
a
158,897
168,000 5.000%,  1/9/2034
a
171,319
Nippon Life Insurance Company
700,000 5.950%,  4/16/2054
a,b
733,367
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 206,428
269,000 5.783%,  7/3/2034 285,196
North Haven Private Income Fund,
LLC
187,000 5.125%,  9/25/2028
a,e
185,724
Northwestern Mutual Life
Insurance Company
92,000 6.170%,  5/29/2055
a
98,902
Omega Healthcare Investors, Inc.
560,000 5.200%,  7/1/2030 568,232
OneMain Finance Corporation
203,000 3.500%,  1/15/2027 199,711
248,000 3.875%,  9/15/2028 239,302
187,000 6.750%,  3/15/2032 189,771
787,000 7.125%,  9/15/2032 812,278
Osaic Holdings, Inc.
278,000 6.750%,  8/1/2032
a
287,201
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
489,000 4.875%,  5/15/2029
a
474,944
Pebblebrook Hotel Trust,
Convertible
237,000 1.750%,  12/15/2026 227,381
308,000 1.625%,  1/15/2030
a
290,598
PennyMac Financial Services, Inc.
92,000 7.125%,  11/15/2030
a
96,322
279,000 6.875%,  5/15/2032
a
291,022
199,000 6.875%,  2/15/2033
a
205,853
94,000 6.750%,  2/15/2034
a
96,349
Phoenix Aviation Capital, Ltd.
298,000 9.250%,  7/15/2030
a
313,929
PNC Bank NA
148,000 2.700%,  10/22/2029 139,214
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,h
199,164
169,000 5.582%,  6/12/2029
b
174,883
236,000 6.250%,  3/15/2030
b,h
242,151
170,000 6.875%,  10/20/2034
b
192,508
PRA Group, Inc.
281,000 8.375%,  2/1/2028
a
285,252
Prologis Targeted US Logistics
Fund, LP
265,000 5.250%,  4/1/2029
a
273,231
162,000 5.250%,  1/15/2035
a
165,912
Prologis, LP
192,000 5.250%,  3/15/2054 186,525
Provident Financing Trust I
108,000 7.405%,  3/15/2038 117,748
Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
Prudential Financial, Inc.
$ 141,000 5.125%,  3/1/2052
b
$ 140,453
217,000 6.750%,  3/1/2053
b
232,233
402,000 6.500%,  3/15/2054
b
428,122
100,000 3.700%,  10/1/2050
b
93,154
Regency Centers, LP
243,000 5.250%,  1/15/2034 250,263
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 168,062
267,000 5.750%,  9/15/2034 278,719
RenaissanceRe Holdings, Ltd.
495,000 5.800%,  4/1/2035 518,422
Rexford Industrial Realty, LP,
Convertible
56,000 4.375%,  3/15/2027
a
56,000
112,000 4.125%,  3/15/2029
a
113,232
RGA Global Funding
188,000 5.500%,  1/11/2031
a
195,895
RHP Hotel Properties, LP/RHP
Finance Corporation
90,000 4.750%,  10/15/2027 89,799
182,000 4.500%,  2/15/2029
a
179,047
Rithm Capital Corporation
184,000 8.000%,  7/15/2030
a
186,517
RLJ Lodging Trust, LP
166,000 4.000%,  9/15/2029
a
156,758
Rocket Companies, Inc.
167,000 6.125%,  8/1/2030
a
172,261
93,000 7.125%,  2/1/2032
a
97,642
277,000 6.375%,  8/1/2033
a
288,559
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
169,000 3.625%,  3/1/2029
a
162,359
388,000 3.875%,  3/1/2031
a
364,738
113,000 4.000%,  10/15/2033
a
104,060
Royal Bank of Canada
250,000 6.750%,  8/24/2085
b
259,831
Ryan Specialty, LLC
95,000 4.375%,  2/1/2030
a
92,870
214,000 5.875%,  8/1/2032
a
217,570
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
b,e
133,775
331,000 5.473%,  3/20/2029
b
336,697
Shift4 Payments, Inc., Convertible
285,000 0.500%,  8/1/2027 280,012
Simon Property Group, LP
164,000 6.250%,  1/15/2034 180,057
Sixth Street Lending Partners
245,000 6.125%,  7/15/2030
a
251,808
SLM Corporation
54,000 6.500%,  1/31/2030 55,988
Societe Generale SA
165,000 1.488%,  12/14/2026
a,b
164,409
188,000 10.000%,  11/14/2028
a,b,h
208,040
492,000 5.249%,  5/22/2029
a,b
500,366
340,000 5.439%,  10/3/2036
a,b
340,444
Standard Chartered plc
200,000 2.608%,  1/12/2028
a,b
196,110
435,000 5.545%,  1/21/2029
a,b
445,707

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
Starwood Property Trust, Inc.
$ 140,000 4.375%,  1/15/2027
a
$ 138,752
277,000 5.250%,  10/15/2028
a
278,004
237,000 6.500%,  10/15/2030
a
246,581
92,000 5.750%,  1/15/2031
a
93,298
Starwood Property Trust, Inc.,
Convertible
174,000 6.750%,  7/15/2027 179,307
State Street Corporation
141,000 6.700%,  3/15/2029
b,h
146,568
138,000 4.421%,  5/13/2033
b
137,669
Stonex Escrow Issuer, LLC
351,000 6.875%,  7/15/2032
a
363,146
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,b
300,344
Sumitomo Mitsui Financial Group,
Inc.
550,000 5.716%,  9/14/2028 573,517
200,000 5.766%,  1/13/2033 213,630
Synchrony Financial
151,000 5.935%,  8/2/2030
b
156,205
188,000 7.250%,  2/2/2033 199,286
Synovus Bank
155,000 5.625%,  2/15/2028 158,202
Terawulf, Inc., Convertible
44,000 2.750%,  2/1/2030
a
90,174
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
168,983
350,000 5.264%,  12/11/2026 354,487
138,000 4.456%,  6/8/2032 137,977
177,000 5.146%,  9/10/2034
b
179,368
Travelers Companies, Inc.
199,000 5.050%,  7/24/2035 202,895
Truist Bank
147,000 2.250%,  3/11/2030 134,350
Truist Financial Corporation
330,000 6.047%,  6/8/2027
b
333,376
121,000 1.887%,  6/7/2029
b
114,074
470,000 5.100%,  3/1/2030
b,h
471,321
345,000 5.153%,  8/5/2032
b
354,228
234,000 5.711%,  1/24/2035
b
245,261
U.S. Bancorp
218,000 4.548%,  7/22/2028
b
219,448
82,000 5.836%,  6/12/2034
b
87,440
224,000 5.678%,  1/23/2035
b
236,131
UBS Group AG
269,000 3.869%,  1/12/2029
a,b
267,113
210,000 6.600%,  8/5/2030
a,b,e,h
210,046
200,000 5.699%,  2/8/2035
a,b
210,938
200,000 5.379%,  9/6/2045
a,b
200,528
United Wholesale Mortgage, LLC
494,000 5.500%,  4/15/2029
a
486,513
UnitedHealth Group, Inc.
486,000 5.375%,  4/15/2054 467,594
Ventas Realty, LP, Convertible
128,000 3.750%,  6/1/2026 173,056
Wells Fargo & Company
160,000 3.900%,  3/15/2026
b,h
158,812
138,000 3.526%,  3/24/2028
b
136,841
294,000 3.584%,  5/22/2028
b
291,473
218,000 4.808%,  7/25/2028
b
220,426
Principal
Amount Long-Term Fixed Income  83.9% Value
Financials  12.2% - continued
$ 289,000 7.625%,  9/15/2028
b,h
$ 308,490
649,000 4.478%,  4/4/2031
b
652,808
108,000 5.389%,  4/24/2034
b
112,166
157,000 5.557%,  7/25/2034
b
164,869
166,000 6.491%,  10/23/2034
b
184,326
636,000 5.499%,  1/23/2035
b
663,923
450,000 5.605%,  4/23/2036
b
472,891
Welltower OP, LLC, Convertible
155,000 2.750%,  5/15/2028
a
295,197
153,000 3.125%,  7/15/2029
a
226,975
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
216,691
Willis North America, Inc.
164,000 5.900%,  3/5/2054 166,203
Wynnton Funding Trust II
285,000 5.991%,  8/15/2055
a
292,693
XHR, LP
210,000 4.875%,  6/1/2029
a
205,281
94,000 6.625%,  5/15/2030
a
95,948
Zions Bancorp NA
600,000 4.704%,  8/18/2028
b
599,754
350,000 6.816%,  11/19/2035
b
371,535
Total 111,439,673
Foreign Government  0.1%
Mexico Government International
Bond
339,000 5.625%,  9/22/2035 337,305
NBN Company, Ltd.
388,000 4.150%,  9/16/2030
a
386,182
Saudi Arabian Oil Company
250,000 5.750%,  7/17/2054
a
251,230
Teine Energy, Ltd.
350,000 6.875%,  4/15/2029
a
349,151
Total 1,323,868
Mortgage-Backed Securities  10.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
435,040 2.000%,  1/1/2052 358,052
12,478,406 6.000%,  1/1/2055 13,033,948
3,273,988 2.500%,  5/1/2051 2,810,197
1,782,543 3.500%,  5/1/2052 1,657,140
1,224,216 4.000%,  5/1/2052 1,172,057
2,964,633 5.000%,  7/1/2053 2,978,098
209,299 5.000%,  8/1/2053 210,765
999,247 5.500%,  9/1/2053 1,025,136
784,514 3.500%,  9/1/2047 740,301
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
924,310 2.500%,  7/1/2030 896,713
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,150,000 5.000%,  11/1/2040
f
7,219,490
900,000 5.500%,  11/1/2040
f
919,251
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
864,588 3.500%,  5/1/2040 828,194

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Mortgage-Backed Securities  10.9% -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 2,704,787 3.000%,  1/1/2052 $ 2,417,731
215,452 2.000%,  2/1/2051 177,325
333,579 2.000%,  2/1/2051 274,547
1,535,153 2.500%,  2/1/2051 1,304,902
2,939,248 2.000%,  3/1/2051 2,402,870
3,769,474 4.000%,  3/1/2051 3,639,207
3,000,742 3.000%,  3/1/2052 2,683,388
2,032,875 2.000%,  4/1/2051 1,655,230
1,839,850 3.000%,  4/1/2051 1,635,141
3,337,409 5.500%,  4/1/2054 3,413,528
403,267 2.000%,  5/1/2051 330,329
185,899 3.000%,  6/1/2050 169,049
1,165,909 4.000%,  6/1/2052 1,111,355
1,297,485 5.000%,  6/1/2053 1,305,124
2,161,255 2.500%,  7/1/2051 1,861,393
217,069 3.500%,  7/1/2051 202,430
3,232,677 4.000%,  7/1/2052 3,081,424
752,539 3.500%,  8/1/2050 704,311
1,574,339 3.500%,  8/1/2052 1,456,337
4,124,060 4.500%,  8/1/2052 4,040,989
281,458 5.000%,  8/1/2053 283,115
455,475 3.500%,  9/1/2052 423,248
1,580,126 3.500%,  9/1/2052 1,470,497
240,673 5.000%,  9/1/2052 242,108
3,135,578 4.500%,  9/1/2053 3,080,859
1,121,573 4.500%,  9/1/2053 1,105,016
2,077,382 4.000%,  10/1/2052 1,989,070
396,328 2.000%,  11/1/2051 326,183
586,138 3.500%,  11/1/2052 547,165
1,631,862 2.000%,  12/1/2050 1,337,127
2,987,807 4.500%,  12/1/2052 2,945,905
2,630,000 3.000%,  11/1/2047
f
2,330,016
927,377 3.500%,  12/1/2047 876,843
4,575,000 5.000%,  11/1/2048
f
4,551,608
3,700,000 3.500%,  11/1/2049
f
3,410,886
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,865,739 2.500%,  3/1/2062 1,533,619
1,003,728 3.500%,  7/1/2061 909,386
1,069,302 4.000%,  12/1/2061 1,007,479
New Residential Mortgage Loan
Trust
1,800,000
3.874%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
1,465,345
PRPM, LLC
875,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
820,886
1,099,812
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,d
1,101,728
Total 99,474,041
Technology  3.4%
Accenture Capital, Inc.
299,000 4.500%,  10/4/2034 294,812
Akamai Technologies, Inc.,
Convertible
71,000 0.375%,  9/1/2027 68,302
207,000 1.125%,  2/15/2029 195,511
275,000 0.250%,  5/15/2033
a
277,750
Principal
Amount Long-Term Fixed Income  83.9% Value
Technology  3.4% - continued
Alphabet, Inc.
$ 331,000 5.250%,  5/15/2055 $ 328,002
Amentum Holdings, Inc.
339,000 7.250%,  8/1/2032
a
352,799
Analog Devices, Inc.
55,000 2.100%,  10/1/2031 48,567
Apple, Inc.
227,000 1.650%,  2/8/2031 201,243
799,000 3.750%,  9/12/2047 642,026
Avnet, Inc., Convertible
87,000 1.750%,  9/1/2030
a
85,739
Block, Inc.
186,000 5.625%,  8/15/2030
a
188,810
190,000 3.500%,  6/1/2031
e
176,907
453,000 6.500%,  5/15/2032 470,012
186,000 6.000%,  8/15/2033
a
190,184
Block, Inc., Convertible
60,000 0.250%,  11/1/2027 54,970
Boost Newco Borrower, LLC
525,000 7.500%,  1/15/2031
a
557,744
Broadcom, Inc.
834,000 4.900%,  7/15/2032 852,600
172,000 4.800%,  10/15/2034 172,824
374,000 4.900%,  2/15/2038 369,465
CACI International, Inc.
122,000 6.375%,  6/15/2033
a
126,846
Central Parent, Inc./CDK Global,
Inc.
149,000 7.250%,  6/15/2029
a
122,392
Cisco Systems, Inc.
325,000 5.350%,  2/26/2064 315,710
Clarivate Science Holdings
Corporation
198,000 3.875%,  7/1/2028
a
190,685
Cloud Software Group, Inc.
1,123,000 6.500%,  3/31/2029
a
1,131,476
401,000 9.000%,  9/30/2029
a
414,770
CommScope Technologies, LLC
186,000 5.000%,  3/15/2027
a
185,293
CommScope, LLC
187,000 4.750%,  9/1/2029
a
186,417
Consensus Cloud Solutions, Inc.
13,000 6.000%,  10/15/2026
a
13,000
CoreWeave, Inc.
278,000 9.000%,  2/1/2031
a
278,813
CSG Systems International, Inc.,
Convertible
209,000 3.875%,  9/15/2028 250,069
Dayforce, Inc., Convertible
253,000 0.250%,  3/15/2026 248,193
Dell, Inc.
231,000 6.500%,  4/15/2038 252,207
Diebold Nixdorf, Inc.
141,000 7.750%,  3/31/2030
a
149,312
Euronet Worldwide, Inc.,
Convertible
123,000 0.625%,  10/1/2030
a
111,623
Fair Isaac Corporation
324,000 6.000%,  5/15/2033
a
329,798
Fiserv, Inc.
341,000 5.350%,  3/15/2031 349,602

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Technology  3.4% - continued
$ 80,000 5.600%,  3/2/2033
e
$ 82,330
341,000 5.450%,  3/15/2034 346,096
304,000 5.150%,  8/12/2034 301,796
Foundry JV Holdco, LLC
200,000 5.900%,  1/25/2033
a
210,521
300,000 6.400%,  1/25/2038
a
323,743
Gen Digital, Inc.
220,000 7.125%,  9/30/2030
a
227,047
94,000 6.250%,  4/1/2033
a
96,768
Global Payments, Inc.
213,000 4.950%,  8/15/2027 215,028
Global Payments, Inc., Convertible
275,000 1.500%,  3/1/2031 248,050
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
180,000 3.500%,  3/1/2029
a
171,395
Hewlett Packard Enterprise
Company
265,000 4.850%,  10/15/2031 267,734
IBM International Capital Private,
Ltd.
250,000 5.300%,  2/5/2054 237,374
II-VI, Inc.
170,000 5.000%,  12/15/2029
a
168,181
Intel Corporation
565,000 4.900%,  7/29/2045 499,257
InterDigital, Inc., Convertible
63,000 3.500%,  6/1/2027 295,313
ION Platform Finance US, Inc.
307,000 7.875%,  9/30/2032
a
299,438
ION Platform Finance US, Inc./ION
Platform Finance SARL
294,000 9.500%,  5/30/2029
a
300,422
Iron Mountain, Inc.
122,000 4.875%,  9/15/2027
a
121,621
625,000 5.000%,  7/15/2028
a
621,516
319,000 4.875%,  9/15/2029
a
314,821
13,000 5.250%,  7/15/2030
a
12,939
364,000 4.500%,  2/15/2031
a
349,129
Jabil, Inc.
155,000 5.450%,  2/1/2029 160,023
Kioxia Holdings Corporation
551,000 6.625%,  7/24/2033
a
574,753
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 136,006
Mastercard, Inc.
160,000 4.875%,  5/9/2034 163,711
Microchip Technology, Inc.
117,000 5.050%,  3/15/2029 119,274
Microchip Technology, Inc.,
Convertible
253,000 0.750%,  6/1/2030 246,169
Micron Technology, Inc.
203,000 5.650%,  11/1/2032 213,090
MKS, Inc., Convertible
537,000 1.250%,  6/1/2030 644,400
Moody's Corporation
141,000 4.250%,  8/8/2032 138,961
NCR Atleos Corporation
148,000 9.500%,  4/1/2029
a
159,829
Principal
Amount Long-Term Fixed Income  83.9% Value
Technology  3.4% - continued
NCR Voyix Corporation
$ 272,000 5.000%,  10/1/2028
a
$ 269,361
149,000 5.125%,  4/15/2029
a
147,455
Neptune Bidco US, Inc.
375,000 9.290%,  4/15/2029
a
370,313
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
147,000 4.300%,  6/18/2029 146,600
ON Semiconductor Corporation,
Convertible
209,000 Zero Coupon,  5/1/2027 241,918
360,000 0.500%,  3/1/2029 334,080
Open Text Holdings, Inc.
484,000 4.125%,  2/15/2030
a
462,001
Oracle Corporation
356,000 5.375%,  9/27/2054 312,956
556,000 6.900%,  11/9/2052 592,842
141,000 6.150%,  11/9/2029 149,415
495,000 5.250%,  2/3/2032 503,930
271,000 4.800%,  9/26/2032 268,210
305,000 5.875%,  9/26/2045 293,668
Paychex, Inc.
164,000 5.600%,  4/15/2035 171,321
PayPal Holdings, Inc.
322,000 5.500%,  6/1/2054 321,607
Pitney Bowes, Inc.
92,000 6.875%,  3/15/2027
a
92,406
RingCentral, Inc.
485,000 8.500%,  8/15/2030
a
516,507
Rocket Software, Inc.
222,000 9.000%,  11/28/2028
a
228,766
Sabre GLBL, Inc.
47,000 8.625%,  6/1/2027
a
47,255
186,000 11.125%,  7/15/2030
a
175,770
Seagate Data Storage Technology,
Private Ltd.
356,220 9.625%,  12/1/2032
a
406,051
126,000 5.750%,  12/1/2034
a
128,793
Semtech Corporation, Convertible
61,000 1.625%,  11/1/2027 114,863
193,000 Zero Coupon,  10/15/2030
a
195,702
Sensata Technologies BV
435,000 4.000%,  4/15/2029
a
423,924
Sensata Technologies, Inc.
192,000 4.375%,  2/15/2030
a
185,145
104,000 3.750%,  2/15/2031
a
96,666
71,000 6.625%,  7/15/2032
a
73,912
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
385,000 6.750%,  8/15/2032
a
397,641
SS&C Technologies, Inc.
338,000 5.500%,  9/30/2027
a
338,190
94,000 6.500%,  6/1/2032
a
97,453
Synaptics, Inc., Convertible
213,000 0.750%,  12/1/2031
a
214,278
Synopsys, Inc.
308,000 5.700%,  4/1/2055 311,160
Texas Instruments, Inc.
167,000 5.150%,  2/8/2054 160,226
UKG, Inc.
187,000 6.875%,  2/1/2031
a
192,490

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Technology  3.4% - continued
Verint Systems, Inc., Convertible
$ 145,000 0.250%,  4/15/2026
e
$ 141,955
Verisk Analytics, Inc.
217,000 5.250%,  3/15/2035 221,238
Viavi Solutions, Inc.
221,000 3.750%,  10/1/2029
a
208,365
Viavi Solutions, Inc., Convertible
121,000 1.625%,  3/15/2026 162,745
179,000 0.625%,  3/1/2031
a
251,271
Vishay Intertechnology, Inc.,
Convertible
368,000 2.250%,  9/15/2030 341,872
VMware, LLC
554,000 4.700%,  5/15/2030 562,128
189,000 2.200%,  8/15/2031 167,126
Western Digital Corporation,
Convertible
191,000 3.000%,  11/15/2028
e
764,955
WULF Compute, LLC
182,000 7.750%,  10/15/2030
a
189,075
Xerox Corporation
149,000 10.250%,  10/15/2030
a,e
152,346
Ziff Davis, Inc., Convertible
92,000 3.625%,  3/1/2028
a
89,240
Total 30,686,399
Transportation  0.8%
Air Canada
188,000 3.875%,  8/15/2026
a
186,550
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
160,167 5.500%,  4/20/2026
a
160,574
354,319 5.750%,  4/20/2029
a
357,489
Avianca Midco 2 plc
176,000 9.000%,  12/1/2028
a,e
175,340
200,000 9.625%,  2/14/2030
a,e
198,400
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
223,000 5.375%,  3/1/2029
a,e
214,771
Burlington Northern Santa Fe, LLC
161,000 5.500%,  3/15/2055 161,223
DCLI Bidco, LLC
261,000 7.750%,  11/15/2029
a
265,287
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028 276,197
580,000 5.250%,  7/10/2030 592,770
ERAC USA Finance, LLC
334,000 5.200%,  10/30/2034
a
344,775
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 231,257
364,000 5.100%,  5/1/2035 372,245
OneSky Flight, LLC
374,000 8.875%,  12/15/2029
a
396,877
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
a
134,829
148,000 1.700%,  6/15/2026
a
145,600
Rand Parent, LLC
429,000 8.500%,  2/15/2030
a
438,556
RXO, Inc.
177,000 7.500%,  11/15/2027
a
180,319
Principal
Amount Long-Term Fixed Income  83.9% Value
Transportation  0.8% - continued
Ryder System, Inc.
$ 124,000 2.850%,  3/1/2027 $ 121,905
250,000 4.850%,  6/15/2030 254,861
Southwest Airlines Company
147,000 5.125%,  6/15/2027 148,559
Star Leasing Company, LLC
185,000 7.625%,  2/15/2030
a
174,792
Stena International SA
295,000 7.250%,  1/15/2031
a
301,161
Stonepeak Nile Parent, LLC
142,000 7.250%,  3/15/2032
a
150,177
Union Pacific Corporation
200,000 5.600%,  12/1/2054 202,612
United Airlines, Inc.
482,000 4.625%,  4/15/2029
a
477,383
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
113,000 7.875%,  5/1/2027
a
114,669
218,000 6.375%,  2/1/2030
a,e
210,545
Watco Companies, LLC/Watco
Finance Corporation
185,000 7.125%,  8/1/2032
a
191,651
Total 7,181,374
U.S. Government & Agencies  6.4%
U.S. Treasury Notes
5,600,000 4.625%,  6/30/2026 5,629,258
24,100,000 4.375%,  7/31/2026 24,201,907
7,750,000 1.250%,  12/31/2026 7,535,361
2,499,000 3.875%,  3/31/2027 2,506,321
800,000 3.875%,  5/31/2027 802,813
3,000,000 3.625%,  8/31/2027 3,000,703
5,300,000 4.125%,  7/31/2028 5,371,840
4,500,000 3.625%,  9/30/2030 4,483,125
1,950,000 4.125%,  11/15/2032 1,978,260
2,500,000 3.375%,  5/15/2033 2,410,254
600,000 4.500%,  11/15/2033 622,031
Total 58,541,873
Utilities  3.0%
AEP Texas, Inc.
289,000 5.850%,  10/15/2055 288,854
AES Corporation
319,000 7.600%,  1/15/2055
b
325,623
239,000 3.950%,  7/15/2030
a
231,238
Algonquin Power & Utilities
Corporation
838,000 4.750%,  1/18/2082
b
822,219
Alliant Energy Corporation,
Convertible
98,000 3.875%,  3/15/2026 105,007
64,000 3.250%,  5/30/2028
a
66,112
Alpha Generation, LLC
163,000 6.750%,  10/15/2032
a
167,497
American Electric Power
Company, Inc.
192,000 6.950%,  12/15/2054
b
210,026
147,000 2.300%,  3/1/2030 135,067
American Water Capital
Corporation
218,000 5.700%,  9/1/2055 221,590

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Utilities  3.0% - continued
American Water Capital
Corporation, Convertible
$ 127,000 3.625%,  6/15/2026 $ 126,505
Arizona Public Service Company
162,000 5.550%,  8/1/2033 169,684
Atmos Energy Corporation
256,000 5.450%,  1/15/2056 253,657
175,000 5.000%,  12/15/2054 162,831
Calpine Corporation
380,000 4.500%,  2/15/2028
a
379,073
CenterPoint Energy, Inc.
160,000 7.000%,  2/15/2055
b
167,236
75,000 6.700%,  5/15/2055
b
77,495
182,000 1.450%,  6/1/2026 179,113
CenterPoint Energy, Inc.,
Convertible
153,000 4.250%,  8/15/2026 168,300
126,000 3.000%,  8/1/2028
a
127,751
CMS Energy Corporation,
Convertible
108,000 3.375%,  5/1/2028 118,800
Consolidated Edison Company of
New York, Inc.
482,000 5.700%,  5/15/2054 494,667
Constellation Energy Generation,
LLC
244,000 5.750%,  3/15/2054 247,543
153,000 5.800%,  3/1/2033 163,418
Dominion Energy, Inc.
230,000 6.875%,  2/1/2055
b
241,753
230,000 7.000%,  6/1/2054
b
251,230
210,000 4.350%,  1/15/2027
b,h
206,545
148,000 3.375%,  4/1/2030 142,281
DTE Energy Company
163,000 4.875%,  6/1/2028 165,752
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 477,034
Duke Energy Corporation
223,000 3.250%,  1/15/2082
b
214,548
272,000 5.800%,  6/15/2054 274,740
273,000 6.450%,  9/1/2054
b
288,636
328,000 2.450%,  6/1/2030 302,978
142,000 4.500%,  8/15/2032 141,335
158,000 5.750%,  9/15/2033 167,832
Duke Energy Corporation,
Convertible
250,000 4.125%,  4/15/2026 269,125
Duke Energy Ohio, Inc.
164,000 5.550%,  3/15/2054 164,835
Edison International
151,000 7.875%,  6/15/2054
b,e
155,411
240,000 5.000%,  12/15/2026
b,h
234,084
Enel Finance International NV
340,000 5.125%,  6/26/2029
a
348,403
Entergy Corporation
12,000 1.900%,  6/15/2028 11,337
Entergy Louisiana, LLC
330,000 5.800%,  3/15/2055 339,797
Evergy, Inc., Convertible
160,000 4.500%,  12/15/2027 203,360
Eversource Energy
246,000 4.600%,  7/1/2027 247,420
Principal
Amount Long-Term Fixed Income  83.9% Value
Utilities  3.0% - continued
Exelon Corporation
$ 663,000 5.600%,  3/15/2053 $ 652,765
147,000 4.050%,  4/15/2030 145,644
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
264,943
FirstEnergy Corporation,
Convertible
49,000 4.000%,  5/1/2026 51,033
191,000 3.625%,  1/15/2029
a
203,892
164,000 3.875%,  1/15/2031
a
177,940
Georgia Power Company
87,000 4.950%,  5/17/2033 88,810
Hawaiian Electric Company, Inc.
93,000 6.000%,  10/1/2033
a
94,024
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
a
143,864
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
258,328
Lightning Power, LLC
337,000 7.250%,  8/15/2032
a
356,970
Long Ridge Energy, LLC
282,000 8.750%,  2/15/2032
a
291,578
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 620,318
NextEra Energy Capital Holdings,
Inc.
388,000 5.900%,  3/15/2055 401,240
250,000 3.800%,  3/15/2082
b
244,533
256,000 6.750%,  6/15/2054
b
276,880
147,000 2.250%,  6/1/2030 134,683
250,000 5.300%,  3/15/2032 260,552
NextEra Energy Capital Holdings,
Inc., Convertible
106,000 3.000%,  3/1/2027 132,712
NiSource, Inc.
162,000 6.375%,  3/31/2055
b
167,097
382,000 5.850%,  4/1/2055 389,781
140,000 6.950%,  11/30/2054
b
146,066
148,000 2.950%,  9/1/2029 141,411
Northern States Power Company/
MN
166,000 5.400%,  3/15/2054 165,518
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
a
136,560
221,000 10.250%,  3/15/2028
a,b,h
242,546
156,000 3.375%,  2/15/2029
a
148,349
230,000 5.250%,  6/15/2029
a
230,997
92,000 5.750%,  7/15/2029
a
92,348
151,000 6.000%,  2/1/2033
a
154,032
620,000 5.750%,  1/15/2034
a
624,371
151,000 6.250%,  11/1/2034
a
155,470
Oncor Electric Delivery Company,
LLC
291,000 5.550%,  6/15/2054 289,442
Pacific Gas and Electric Company
164,000 6.750%,  1/15/2053 177,139
341,000 5.550%,  5/15/2029 351,039
PG&E Corporation
149,000 5.000%,  7/1/2028 147,961
PG&E Corporation, Convertible
570,000 4.250%,  12/1/2027 585,048

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.9% Value
Utilities  3.0% - continued
Pinnacle West Capital Corporation,
Convertible
$ 49,000 4.750%,  6/15/2027 $ 52,430
PPL Capital Funding, Inc.
314,000 5.250%,  9/1/2034 321,934
PPL Capital Funding, Inc.,
Convertible
153,000 2.875%,  3/15/2028 173,502
RWE Finance US, LLC
150,000 5.875%,  9/18/2055
a
147,732
San Diego Gas & Electric
Company
164,000 5.550%,  4/15/2054 162,770
Sempra
148,000 6.550%,  4/1/2055
b
151,572
148,000 6.625%,  4/1/2055
b
150,378
146,000 6.400%,  10/1/2054
b
149,931
148,000 6.875%,  10/1/2054
b
153,146
Southern California Edison
Company
326,000 5.450%,  6/1/2031 336,092
Southern Company
425,000 5.700%,  10/15/2032 450,460
394,000 4.850%,  3/15/2035 390,109
135,000 4.000%,  1/15/2051
b
134,445
396,000 3.750%,  9/15/2051
b
390,800
Southern Company, Convertible
177,000 4.500%,  6/15/2027 196,470
276,000 3.250%,  6/15/2028
a
280,830
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
348,052
91,000 6.250%,  2/1/2034
a
93,316
91,000 6.500%,  2/1/2036
a
94,249
TerraForm Power Operating, LLC
736,000 5.000%,  1/31/2028
a
733,282
Virginia Electric and Power
Company
286,000 5.350%,  1/15/2054 275,729
Vistra Corporation
182,000 8.000%,  10/15/2026
a,b,h
186,467
448,000 7.000%,  12/15/2026
a,b,h
452,441
Vistra Operations Company, LLC
356,000 5.000%,  7/31/2027
a
356,193
507,000 5.250%,  10/15/2035
a
503,598
VoltaGrid, LLC
137,000 7.375%,  11/1/2030
a,f
139,336
WEC Energy Group, Inc.,
Convertible
132,000 4.375%,  6/1/2027 155,496
126,000 3.375%,  6/1/2028
a
129,843
111,000 4.375%,  6/1/2029 134,365
Xcel Energy, Inc.
210,000 4.600%,  6/1/2032 208,541
249,000 5.600%,  4/15/2035 258,339
XPLR Infrastructure, LP,
Convertible
83,000 2.500%,  6/15/2026
a,e
81,340
Total 27,196,814
Total Long-Term Fixed Income
(cost $760,199,143) 765,809,862
Shares
Registered Investment
Companies   12.1% Value
U.S. Affiliated   9.6%
9,887,330 Thrivent Core Emerging Markets
Debt Fund $ 87,107,380
Total 87,107,380
U.S. Unaffiliated   2.5%
28,898 abrdn Asia-Pacific Income Fund,
Inc. 447,630
97,201 abrdn Income Credit Strategies
Fund 541,410
27,869 abrdn Total Dynamic Dividend
Fund
e
267,264
59,789 AllianceBernstein Global High
Income Fund, Inc. 658,277
82,040 Allspring Income Opportunities
Fund 568,537
3,133 Barings Global Short Duration
High Yield Fund 48,029
24,446 BlackRock Capital Allocation Term
Trust
e
359,601
13,518 BlackRock Core Bond Trust 132,476
55,654 BlackRock Corporate High Yield
Fund, Inc. 529,270
64,224 BlackRock Credit Allocation
Income Trust 717,382
4,697 BlackRock Debt Strategies Fund,
Inc. 48,520
10,263 BlackRock Enhanced Equity
Dividend Trust 93,496
45,950 BlackRock Enhanced Global
Dividend Trust 535,777
33,035 BlackRock Enhanced International
Dividend Trust 192,924
27,100 BlackRock Income Trust, Inc. 302,165
52,393 BlackRock Multi-Sector Income
Trust 693,683
49,816 Blackstone Strategic Credit 2027
Term Fund 589,821
44,143 Cornerstone Strategic Investment
Fund, Inc.
e
368,594
55,900 Eaton Vance Limited Duration
Income Fund 563,472
24,847 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 229,835
25,201 Invesco Senior Loan ETF
e
526,701
148,192 iShares Broad USD High Yield
Corporate Bond ETF 5,569,055
42,000 iShares Preferred and Income
Securities ETF
e
1,310,820
121,978 Nuveen Credit Strategies Income
Fund 625,747
2,088 Nuveen Floating Rate Income
Fund/Closed-End Fund 16,495
985 Nuveen Global High Income Fund 12,766
985 Nuveen Global High Income Fund,
Rights
k
12
43,198 Nuveen Preferred Income
Opportunities Fund 352,496
40,107 PGIM Global High Yield Fund, Inc. 506,952
43,787 PGIM High Yield Bond Fund, Inc. 636,225
23,902 Pimco Dynamic Income Fund 438,841
33,906 PIMCO High Income Fund 164,783
36,130 PIMCO Income Strategy Fund II
e
269,891
5,324 Tri-Continental Corporation 183,252

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  12.1% Value
U.S. Unaffiliated   2.5%  - continued
28,831 Vanguard Short-Term Corporate
Bond ETF
e
$ 2,303,597
11,067 Virtus Convertible & Income Fund 173,531
40,673 Virtus Dividend, Interest &
Premium Strategy Fund 523,055
9,286 Virtus Equity & Convertible Income
Fund 240,786
75,432 Voya Global Equity Dividend &
Premium Opportunity Fund 439,768
15,427 Western Asset Diversified Income
Fund 223,074
139,725 Western Asset High Income
Opportunity Fund, Inc. 539,339
Total 22,945,349
Total Registered Investment
Companies (cost $112,331,664) 110,052,729
Shares
Collateral Held for Securities
Loaned 2.5% Value
23,037,276 Thrivent Cash Management Trust 23,037,276
Total Collateral Held for
Securities Loaned
(cost $23,037,276) 23,037,276
Shares Preferred Stock 1.2% Value
Basic Materials  <0.1%
6,955 Albemarle Corporation,
Convertible, 7.250% 307,620
Total 307,620
Capital Goods  0.1%
12,528 Boeing Company, Convertible,
6.000% 810,812
Total 810,812
Communications Services  0.1%
23,300 AT&T, Inc., 4.750%
h
455,515
12,500 Telephone and Data Systems, Inc.,
6.000%
h
228,875
Total 684,390
Financials  0.8%
5,825 AEGON Funding Company, LLC,
5.100% 117,199
12,700 Allstate Corporation, 5.100%
h
276,733
3,809 Apollo Global Management, Inc.,
Convertible, 6.750% 248,880
4,069 Ares Management Corporation,
Convertible, 6.750% 192,423
7,000 Athene Holding, Ltd., 5.625%
h
147,350
15,400 Bank of America Corporation,
4.250%
h
275,352
14,375 Bank of America Corporation,
4.375%
h
264,069
7,200 Bank of America Corporation,
4.750%
h
145,512
14,375 Bank of America Corporation,
5.000%
h
306,906
403 Bank of America Corporation,
Convertible, 7.250%
h
508,183
Shares Preferred Stock  1.2% Value
Financials  0.8% - continued
3,500 Capital One Financial Corporation,
4.800%
h
$ 66,535
11,275 Capital One Financial Corporation,
5.000%
h
223,921
3,500 Charles Schwab Corporation,
4.450%
h
69,825
2,150 Citizens Financial Group, Inc.,
7.375%
h
56,781
5,800 Corebridge Financial, Inc., 6.375% 143,840
7,000 Fifth Third Bancorp, 4.950%
h
142,240
7,000 Huntington Bancshares, Inc./OH,
4.500%
h
126,420
14,500 JPMorgan Chase & Company,
4.200%
h
276,225
12,375 JPMorgan Chase & Company,
4.625%
h
252,202
12,500 JPMorgan Chase & Company,
4.750%
h
263,250
3,500 KeyCorp, 5.650%
h
78,505
10,650 KeyCorp, 6.200%
b,h
266,889
6,839 KKR & Company, Inc.,
Convertible, 6.250% 335,248
3,500 MetLife, Inc., 4.750%
h
72,520
8,650 Morgan Stanley, 4.250%
e,h
157,603
5,500 Morgan Stanley, 5.850%
h
134,145
13,100 Morgan Stanley, 7.125%
h
335,098
11,475 Public Storage, 4.125%
h
198,059
2,450 Public Storage, 4.625%
h
47,089
625 Public Storage, 4.700%
h
12,256
7,000 Regions Financial Corporation,
4.450%
h
126,700
2,650 Regions Financial Corporation,
5.700%
b,h
65,376
1,400 Synovus Financial Corporation,
8.397%
b,h
36,792
7,000 Truist Financial Corporation,
4.750%
h
139,860
8,600 U.S. Bancorp, 4.000%
h
143,190
15,500 Wells Fargo & Company, 4.250%
h
275,125
14,375 Wells Fargo & Company, 4.375%
h
263,925
7,000 Wells Fargo & Company, 4.700%
h
138,250
10,000 Wells Fargo & Company, 4.750%
h
198,900
547 Wells Fargo & Company,
Convertible, 7.500%
h
676,776
Total 7,806,152
Technology  0.1%
4,630 Hewlett Packard Enterprise
Company, Convertible, 7.625% 312,895
6,185 Microchip Technology, Inc.,
Convertible, 7.500% 358,112
Total 671,007
Utilities  0.1%
17,600 CMS Energy Corporation, 4.200%
h
336,512
5,132 Nextera Energy, Inc., Convertible,
7.234% 251,006
3,955 NextEra Energy, Inc., Convertible,
7.299% 207,756

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

I
Shares Preferred Stock  1.2% Value
Utilities  0.1% - continued
12,000 Southern Company, 4.950% $ 249,000
Total 1,044,274
Total Preferred Stock
(cost $12,358,442) 11,324,255
Shares Common Stock < .01% Value
Communications Services  <0.1%
333 Tripadvisor, Inc.
k
5,348
Total 5,348
Financials  <0.1%
1,070 AGNC Investment Corporation 10,700
596 Annaly Capital Management, Inc. 12,617
1,137 Apollo Commercial Real Estate
Finance, Inc. 11,131
147 Blackstone Mortgage Trust, Inc. 2,717
35 Block, Inc.
k
2,658
547 Chimera Investment Corporation 6,980
12 Encore Capital Group, Inc.
k
499
1,935 Rithm Capital Corporation 21,227
Total 68,529
Health Care  <0.1%
48 BioMarin Pharmaceutical, Inc.
k
2,571
Total 2,571
Information Technology  <0.1%
71 InterDigital, Inc. 25,699
96 RingCentral, Inc.
k
2,892
Total 28,591
Real Estate  <0.1%
346 Kite Realty Group Trust 7,660
Total 7,660
Total Common Stock
(cost $112,721) 112,699
Shares or
Principal
Amount Short-Term Investments 4.2% Value
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 3.960%, 12/8/2025
l
398,396
100,000 3.739%, 1/26/2026
l,m
99,079
Federal National Mortgage
Association Discount Notes
100,000 3.955%, 12/4/2025
l,m
99,641
100,000 3.805%, 12/15/2025
l,m
99,525
State Street Institutional U.S.
Government Money Market
Fund
23,251,926 4.014%
l
23,251,926
Thrivent Core Short-Term Reserve
Fund
1,400,000 4.370% 14,000,000
Shares or
Principal
Amount Short-Term Investments  4.2% Value
U.S. Treasury Bills
400,000 3.899%, 12/9/2025
l,n
$ 398,458
100,000 3.863%, 1/8/2026
l,n
99,306
Total Short-Term Investments
(cost $38,431,116) 38,446,331
Total Investments (cost
$946,470,362) 103.9% $948,783,152
Other Assets and Liabilities, Net
(3.9%) (35,549,491)
Total Net Assets 100.0% $913,233,661
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $382,834,279 or
41.9% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2025.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of October 31, 2025.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Fund as of October 31, 2025 was $97,200 or 0.01% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG 5/17/2021 $ 152,981
Credit Suisse Group AG 2/4/2016 235,124
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Fund as of October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 16,988,564
Common Stock 5,375,926
Total lending $22,364,490
Gross amount payable upon return of
collateral for securities loaned $23,037,276
Net amounts due to counterparty $672,786
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $14,385,661
Gross unrealized depreciation (14,641,320)
Net unrealized appreciation (depreciation) ($255,659)
Cost for federal income tax purposes $948,966,382

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Multisector Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 105,059,955 – 105,059,955 –
Basic Materials 11,974,818 – 11,974,818 –
Capital Goods 27,987,207 – 27,987,207 –
Collateralized Mortgage Obligations 104,986,425 – 104,986,425 –
Commercial Mortgage-Backed Securities 21,033,528 – 21,033,528 –
Communications Services 33,002,287 – 33,002,287 –
Consumer Cyclical 46,522,914 – 46,522,914 –
Consumer Non-Cyclical 44,346,183 – 44,346,183 –
Energy 35,052,503 – 35,052,503 –
Financials 111,439,673 – 111,439,673 –
Foreign Government 1,323,868 – 1,323,868 –
Mortgage-Backed Securities 99,474,041 – 99,474,041 –
Technology 30,686,399 – 30,686,399 –
Transportation 7,181,374 – 7,181,374 –
U.S. Government & Agencies 58,541,873 – 58,541,873 –
Utilities 27,196,814 – 27,196,814 –
Registered Investment Companies
U.S. Unaffiliated 22,945,349 22,945,349 – –
Preferred Stock
Basic Materials 307,620 307,620 – –
Capital Goods 810,812 810,812 – –
Communications Services 684,390 684,390 – –
Financials 7,806,152 7,806,152 – –
Technology 671,007 671,007 – –
Utilities 1,044,274 1,044,274 – –
Common Stock
Communications Services 5,348 5,348 – –
Financials 68,529 68,529 – –
Health Care 2,571 2,571 – –
Information Technology 28,591 28,591 – –
Real Estate 7,660 7,660 – –
Short-Term Investments 24,446,331 23,251,926 1,194,405 –
Subtotal Investments in Securities $824,638,496 $57,634,229 $767,004,267 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 87,107,380
Collateral Held for Securities Loaned 23,037,276
Affiliated Short-Term Investments 14,000,000
Subtotal Other Investments $124,144,656
Total Investments at Value $948,783,152
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Multisector Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 31,764 31,764 – –
Credit Default Swaps 28,226 – 28,226 –
Total Asset Derivatives $59,990 $31,764 $28,226 $–
Liability Derivatives
Futures Contracts 132,419 132,419 – –
Total Liability Derivatives $132,419 $132,419 $– $–

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Multisector Bond Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling $298,245 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (25) December 2025 ( $ 2,861,257) ( $ 71,555)
CME Ultra Long Term U.S. Treasury Bond (15) December 2025 (1,758,355) (60,864)
Ultra 10-Yr. U.S. Treasury Note (40) December 2025 (4,651,139) 31,764
Total Futures Short Contracts ( $ 9,270,751) ($100,655)
Total Futures Contracts ( $ 9,270,751) ($100,655)
The following table presents Multisector Bond Fund's credit default swap contracts held as of October 31, 2025. Investments totaling $497,764 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 9,500,000 $ – $ 28,226 $ 28,226
Total Credit Default Swaps $– $28,226 $28,226
1 As the buyer of protection, Multisector Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Multisector Bond Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 31,764
Total Interest Rate Contracts 31,764
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 28,226
Total Credit Contracts 28,226
Total Asset Derivatives $59,990
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 132,419
Total Interest Rate Contracts 132,419
Total Liability Derivatives $132,419
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Multisector Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,009,480)
Total Interest Rate Contracts (1,009,480)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (590,865)
Total Credit Contracts (590,865)
Total ($1,600,345)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Multisector Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 576,273
Total Interest Rate Contracts 576,273
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 30,940
Total Credit Contracts 30,940
Total $607,213
The following table presents Multisector Bond Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $24,116,856
Futures - Short (1,879,301)
Credit Contracts
Credit Default Swaps - Buy Protection (662,156)

Multisector Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $74,693 $11,264 $4,690 $87,107 9,887 9.6%
Total U.S. Affiliated Registered Investment
Companies 74,693 87,107 9.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% 49,780 91,881 127,661 14,000 1,400 1.5
Total Affiliated Short-Term Investments 49,780 14,000 1.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   35,757 429,709 442,429 23,037 23,037 2.5
Total Collateral Held for Securities Loaned 35,757 23,037 2.5
Total Value $160,230 $124,144
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($731) $6,571 $– $4,914
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% – – – 1,447
Total Income/Non Cash Income from Affiliated Investments $6,361
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 136
Total Affiliated Income from Securities Loaned, Net $136
Total ($731) $6,571 $–

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.2% Value
Alabama  1.4%
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,385,452
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
796,002
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,051,362
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,039,436
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,064,135
Jefferson County, AL Sewer Rev.
Refg. Warrants
2,750,000 5.500%, 10/1/2053 2,897,560
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 291,035
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,026,709
Total 16,551,691
Alaska  0.1%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
200,000 3.900%, 12/1/2033
a
200,000
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
550,000 3.900%, 12/1/2029
a
550,000
Total 750,000
Arizona  2.0%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
721,996
275,000 5.250%, 7/1/2043
c
273,495
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 801,721
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
1,984,848
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 300,816
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 902,300
1,000,000 5.250%, 11/1/2053, Ser. A 1,024,263
1,000,000 5.250%, 11/1/2048, Ser. A 1,028,973
Principal
Amount Long-Term Fixed Income  99.2% Value
Arizona  2.0% - continued
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
$ 3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
$ 3,812,752
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,725,864
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
981,208
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,008,772
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
830,000 2.950%, 11/15/2052, Ser. A
a
830,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,891
Salt River Project Agricultural
Improvement & Power District,
AZ Electric System Rev.
3,250,000 5.250%, 1/1/2055, Ser. C
d
3,499,924
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 505,004
725,000 5.000%, 8/1/2039 756,432
Yuma, AZ Industrial Development
Auth. Hospital Rev. Refg. (Yuma
Regional Medical Center)
1,000,000 5.250%, 8/1/2054, Ser. A 1,042,347
Total 23,651,606
Arkansas  0.1%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 765,499
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 523,844
Total 1,289,343
California  5.8%
Beverly Hills Unified School District,
Los Angeles County, CA GO
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,710,219
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AG Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
b
485,624
525,000
4.375%, 7/1/2049, Ser. B,
AMT
b
503,714

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
California  5.8% - continued
California Community Choice
Financing Auth. Rev. (Clean
Energy)
$ 1,750,000 5.000%, 8/1/2029, Ser. A-1
a
$ 1,865,129
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,326,607
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
55,000 5.000%, 6/1/2049, Ser. B-1 54,907
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 6,233,819
8,300,000 5.000%, 6/1/2046, Ser. U-7 9,522,949
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 932,724
800,000 5.250%, 8/15/2058, Ser. A 827,044
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,389,619
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
c
437,864
140,000 5.875%, 5/1/2059, Ser. A
c
141,511
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,074,755
550,000 5.000%, 7/1/2038, AMT
c
587,776
500,000 5.000%, 11/21/2045, AMT
c
514,178
California Public Finance Auth.
Health Care Fac. Rev. (Hazelden
Betty Ford Foundation)
1,000,000 5.000%, 11/1/2054, Ser. A 1,010,394
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AG Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
513,625
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,032,679
California Various Purpose GO
500,000 4.000%, 10/1/2050 482,010
10,000 5.250%, 4/1/2029 10,018
Eastern California Municipal Water
District Water and Wastewater
Rev. Refg.
650,000 2.900%, 7/1/2046, Ser. A
a
650,000
Irvine, CA Improvement Bond Act
1915 Assessment District No.
07-22 SAB
980,000 3.050%, 9/2/2032, Ser. A
a
980,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,576,315
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,388,038
San Francisco, CA City & County
Airport Commission International
Airport Rev.
7,500,000
5.500%, 5/1/2055, Ser. A,
AMT 8,066,614
Principal
Amount Long-Term Fixed Income  99.2% Value
California  5.8% - continued
University of California Regents
Medical Center Rev.
$ 7,500,000 5.000%, 5/15/2047, Ser. P $ 7,861,534
Total 67,179,666
Colorado  4.2%
Canyons Metropolitan District No.
5, CO LTGO Rev. Refg. (BAM
Insured)
1,500,000 5.250%, 12/1/2059, Ser. A
b
1,560,503
CCP Metropolitan District No. 3, CO
LTGO Refg.
750,000 5.000%, 12/1/2053 745,625
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 787,040
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 613,942
475,000 5.000%, 4/1/2048 476,603
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,493,884
2,500,000 5.000%, 12/1/2055 2,478,134
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
1,025,678
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,703,188
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,116,831
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,574,517
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,066,184
10,000,000 4.000%, 8/1/2049, Ser. A-2 8,723,588
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,277,166
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,349,597
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
c
1,527,542
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,003,506

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Colorado  4.2% - continued
Gunnison County, CO Housing
Auth. Rev. (Whetstone Housing)
(BAM Insured)
$ 1,300,000 5.125%, 6/1/2055
b
$ 1,345,382
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,004,779
2,250,000 5.000%, 12/1/2046, Ser. A 2,253,584
Southern Ute Indian Tribe of
Southern Ute Indian Reservation,
CO UTGO
2,000,000 5.000%, 4/1/2035, Ser. A
c
2,187,410
Total 48,314,683
Connecticut  1.2%
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 799,307
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,871,469
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
883,349
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,183,476
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 463,790
4,000,000 5.000%, 7/1/2047, Ser. L 4,130,817
Total 13,332,208
Delaware  0.4%
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 2,000,968
600,000 4.000%, 9/1/2051 505,276
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,004,673
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 873,313
500,000 5.000%, 7/1/2048, Ser. A 474,807
Total 4,859,037
District Of Columbia  0.7%
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,145,799
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,146,001
Principal
Amount Long-Term Fixed Income  99.2% Value
District Of Columbia  0.7% - continued
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
$ 1,000,000
4.500%, 10/1/2053, Ser. A,
AMT $ 974,641
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,038,479
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,116,396
1,000,000
5.250%, 10/1/2049, Ser. A,
AMT 1,048,112
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail
& Capital Improvement) (AG
Insured)
1,000,000 4.000%, 10/1/2049
b
918,590
Total 8,388,018
Florida  5.4%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 1,023,964
500,000 4.000%, 10/1/2046 421,384
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,715,000 5.650%, 3/1/2054
b
3,988,452
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 574,147
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,538,448
CityPlace Community Development
District, FL SAB Refg.
540,000 5.000%, 5/1/2026 543,770
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,475,504
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,445,529
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 952,356
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 237,514
250,000 4.000%, 7/1/2055, Ser. A 204,338

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Florida  5.4% - continued
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
$ 2,250,000 4.500%, 8/1/2055, Ser. A $ 2,128,612
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,003,428
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,600,000 5.250%, 10/1/2051, AMT 3,784,642
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,259,748
Lee County, FL Airport Rev.
1,000,000 5.250%, 10/1/2054, AMT 1,030,595
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 655,813
Lee County, FL Industrial
Development Auth. Hospital Rev.
Refg. (Lee Health System, Inc.)
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,018,452
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,456,401
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,021,671
Okaloosa County, FL Industrial
Development Rev. (Air Force
Enlisted Village, Inc.)
1,000,000 5.750%, 5/15/2055
c
1,015,538
750,000 5.750%, 5/15/2060
c
758,634
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,500,000 4.500%, 10/1/2056, Ser. A 1,464,738
1,250,000 5.250%, 10/1/2056, Ser. A 1,314,004
1,250,000 5.000%, 10/1/2047, Ser. A 1,275,590
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
2,750,000 5.000%, 8/1/2054 2,716,759
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 996,367
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 977,814
500,000 5.000%, 11/1/2047, Ser. A 505,338
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,000,470
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,041,933
Principal
Amount Long-Term Fixed Income  99.2% Value
Florida  5.4% - continued
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
$ 300,000 4.000%, 6/15/2056, Ser. A
c
$ 228,084
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,052,085
Village Community Development
District No. 15, Wildwood, FL
SAB
295,000 5.250%, 5/1/2054
c
295,896
800,000 4.800%, 5/1/2055
c
761,779
Total 62,169,797
Georgia  2.0%
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,730,625
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,566,540
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,583,692
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,722,048
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,948,064
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 213,543
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,814,445
1,920,000 5.000%, 5/15/2033, Ser. A 2,015,642
1,900,000 5.000%, 5/15/2034, Ser. A 1,997,571
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,027,463
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,713,800
Total 23,333,433
Guam  0.1%
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 251,426
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 770,260
Total 1,021,686

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Hawaii  0.1%
Hawaii Department of
Transportation Airport Division
Lease Rev. COP
$ 1,600,000 5.000%, 8/1/2028, AMT $ 1,601,476
Total 1,601,476
Idaho  0.5%
College of Western Idaho Annual
Appropriation COP
3,800,000 5.000%, 8/1/2052 3,865,781
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 883,823
800,000 4.000%, 3/1/2046, Ser. A 727,960
Total 5,477,564
Illinois  4.4%
Chicago, IL Metropolitan Water
Reclamation District GO Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,622,597
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,085,372
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,001,068
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,000,733
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 5,079,358
Chicago, IL O'Hare International
Airport Special Fac. Rev. (TrIPs
Obligated Group)
780,000 5.500%, 7/1/2040, AMT 857,274
800,000 5.500%, 7/1/2041, AMT 870,310
Chicago, IL Wastewater
Transmission Rev. (AG Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,220,829
Chicago, IL Waterworks Rev. (AG
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,559,304
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,007,441
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 842,734
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
256,174
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,085,507
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,755,353
2,100,000 5.000%, 8/1/2047, Ser. A 2,079,960
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 507,116
Principal
Amount Long-Term Fixed Income  99.2% Value
Illinois  4.4% - continued
$ 2,885,000 5.000%, 2/15/2037 $ 2,903,685
1,000,000 5.000%, 2/15/2047, Ser. A 970,406
Illinois GO
1,000,000 5.500%, 5/1/2047, Ser. B 1,052,391
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
7,091,205
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 511,042
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
e
1,482,972
Peoria, IL GO (AG Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,262,049
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,797,581
Total 50,902,461
Indiana  1.5%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,736,363
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AG Insured)
4,750,000 4.250%, 1/1/2047
b
4,558,771
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 600,660
2,250,000 5.375%, 6/1/2064, Ser. A 2,278,991
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,045,139
750,000 6.125%, 3/1/2057, Ser. E 788,734
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,045,275
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,790,467
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c
345,363
Whiting, IN Environmental Fac. Rev.
(BP Products North America,
Inc.)
1,000,000 4.200%, 6/1/2044
a
1,046,974
Total 17,236,737
Iowa  0.8%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,264,365
Iowa Finance Auth. Senior Living
Fac. Rev. Refg. (Presbyterian
Homes Mill Pond)
250,000 5.750%, 10/1/2055 253,965

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Iowa  0.8% - continued
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
$ 2,500,000 4.000%, 10/1/2050 $ 2,121,688
650,000 5.375%, 10/1/2052 662,539
Total 9,302,557
Kansas  0.3%
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,760,698
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
368,077
Total 3,128,775
Kentucky  1.0%
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 963,845
Kenton County, KY Airport Board
Rev.
1,000,000
5.250%, 1/1/2054, Ser. A,
AMT 1,042,855
1,125,000
5.250%, 1/1/2049, Ser. A,
AMT 1,176,614
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 7,930,808
Paducah, KY Electric Plant Board
Rev. (AG Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
758,456
Total 11,872,578
Louisiana  0.7%
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AG Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
872,403
Louisiana Public Fac. Auth. Rev.
(I-10 Calcasieu River Bridge
Public-Private Partnership)
2,500,000 5.500%, 9/1/2059, AMT 2,548,479
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,078,737
1,500,000 5.000%, 7/1/2048, Ser. A 1,538,417
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AG Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
1,515,465
Total 8,553,501
Principal
Amount Long-Term Fixed Income  99.2% Value
Maine  0.1%
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
$ 1,000,000 4.000%, 7/1/2046, Ser. A $ 901,762
Total 901,762
Maryland  1.5%
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,732,470
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
5,000,000
5.250%, 8/1/2054, Ser. A,
AMT
b
5,252,431
4,250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
4,490,859
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,050,814
1,325,000 6.000%, 7/1/2058, Ser. A 1,407,143
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
2,000,000 5.125%, 7/1/2059
b
2,047,351
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 175,105
600,000 5.250%, 7/1/2053 614,249
200,000 4.000%, 7/1/2045 182,184
Total 16,952,606
Massachusetts  2.4%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 778,481
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,026,360
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,923,622
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 442,944
Massachusetts GO
3,125,000 5.000%, 9/1/2048, Ser. E 3,187,222

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Massachusetts  2.4% - continued
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
$ 9,295,000 5.250%, 7/1/2033, Ser. L $ 11,080,937
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,747,442
Total 28,187,008
Michigan  3.0%
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,330,182
Great Lakes Water Auth., MI Water
Supply System Rev.
5,000,000 5.000%, 7/1/2046, Ser. A 5,028,590
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,117,133
2,110,000 4.000%, 9/1/2046 1,871,295
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 554,370
7,775,000 5.000%, 12/31/2043, AMT 7,783,427
5,110,000 5.000%, 6/30/2048, AMT 5,024,338
Saginaw, MI City School District
UTGO
2,500,000 4.000%, 5/1/2050 2,353,419
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AG Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,229,624
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,859,548
Total 35,151,926
Minnesota  3.2%
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 480,203
Center City, MN Health Care Fac.
Rev. Refg. (Hazelden Betty Ford
Foundation)
795,000 5.000%, 11/1/2047 811,696
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,330,000 5.000%, 7/1/2043, Ser. A 2,292,957
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,594,373
2,500,000 5.250%, 6/15/2047, Ser. B 2,609,983
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 331,929
Principal
Amount Long-Term Fixed Income  99.2% Value
Minnesota  3.2% - continued
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
$ 5,000,000 5.000%, 11/15/2049, Ser. A $ 4,918,410
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053 459,752
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,430,824
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,079,977
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
2,500,000 5.250%, 1/1/2054 2,601,767
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,524,329
4,000,000 5.000%, 10/1/2052, Ser. B 4,064,876
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,250,394
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 994,488
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,853,224
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,151,424
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 902,569
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 490,973
Total 36,844,148
Mississippi  0.4%
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,651,306
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Development
Rev. (Chevron USA, Inc.)
100,000 3.900%, 12/1/2030, Ser. D
a
100,000
Total 4,751,306

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Missouri  1.3%
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AG Insured)
$ 5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
$ 4,466,900
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A 504,332
1,200,000 5.000%, 8/15/2042, Ser. A 1,150,449
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,078,717
Missouri Health and Educational
Fac. Auth. Health Fac. Rev. Refg.
(Lake Regional Health System)
1,200,000 4.000%, 2/15/2051 1,022,183
Missouri Joint Municipal Electric
Utility Commission Power Proj.
Rev. (Marshall Energy Center)
2,500,000 5.250%, 1/1/2056
d
2,647,301
Ozark, MO R-6 School District COP
530,000 5.000%, 4/1/2042 561,565
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,751,971
Total 15,183,418
Montana  0.6%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,975,723
1,000,000 4.000%, 7/1/2044 794,009
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,568,170
Total 6,337,902
Nebraska  1.7%
Dodge County, NE School District
No. 1 UTGO (Fremont Public
Schools) (AG Insured)
3,000,000 5.000%, 12/15/2048
b
3,167,079
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,122,858
Omaha, NE Airport Auth. Airport
Fac. Rev. (AG Insured)
3,400,000 5.250%, 12/15/2054, AMT
b
3,544,122
Omaha, NE Public Power District
Electric Rev.
2,500,000 5.250%, 2/1/2055, Ser. A 2,685,452
8,275,000 5.000%, 2/1/2046, Ser. A 8,534,124
Total 20,053,635
Principal
Amount Long-Term Fixed Income  99.2% Value
Nevada  0.4%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
$ 1,500,000 5.000%, 9/1/2042, Ser. A $ 1,508,135
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,040,259
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
100,000 6.000%, 6/1/2053 105,185
350,000 6.000%, 6/1/2048 370,306
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
750,000
5.250%, 7/1/2054, Ser. A,
AMT 781,575
1,000,000
5.250%, 7/1/2049, Ser. A,
AMT 1,044,543
Total 4,850,003
New Hampshire  1.3%
National Finance Auth., NH Rev.
(Abilene Christian University
Energy)
6,000,000 5.250%, 11/1/2054, Ser. A 6,157,098
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 754,365
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,341,429
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
2,185,000 3.850%, 6/1/2041, Ser. B
a
2,185,000
Total 14,437,892
New Jersey  2.4%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 417,710
750,000 6.000%, 6/15/2047 787,156
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
f
1,595,489
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,588,640
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,778,962
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,123,371
500,000 5.500%, 6/15/2050, Ser. CC
f
597,728
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 955,722

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
New Jersey  2.4% - continued
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
$ 8,950,000 5.250%, 6/1/2046, Ser. A $ 8,972,667
Total 27,817,445
New York  8.9%
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,451,230
Build NYC Resource Corporation,
NY Airport Fac. Rev. (TrIPs
Obligated Group)
1,000,000 5.500%, 7/1/2055, AMT 1,039,129
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
342,114
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,079,322
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,064,046
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,979,013
Monroe County, NY Industrial
Development Corporation
Charter School Rev. (True North
Rochester Preparatory Charter
School)
1,000,000 5.000%, 6/1/2050, Ser. A
c
960,732
New York City, NY GO
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,227,695
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 15,900,126
300,000 3.900%, 6/15/2044
a
300,000
4,000,000 4.125%, 6/15/2047, Ser. DD 3,886,558
300,000
3.900%, 6/15/2049, Ser.
BB-1
a
300,000
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 17,118,726
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,765,976
New York City, NY Transitional
Finance Auth. Rev.
1,200,000 5.500%, 5/1/2052, Ser. D 1,297,906
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,000,000 5.250%, 3/15/2050, Ser. C 8,577,527
10,000 5.000%, 2/15/2043, Ser. B
f
10,416
10,000 5.000%, 2/15/2043, Ser. B
f
10,415
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,471,318
Principal
Amount Long-Term Fixed Income  99.2% Value
New York  8.9% - continued
$ 2,200,000 5.000%, 7/15/2042, Ser. A $ 2,225,980
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 641,076
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,130,445
2,000,000 6.000%, 6/30/2059, AMT 2,126,902
8,500,000 5.500%, 6/30/2060, AMT 8,678,251
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 787,906
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 551,949
750,000 5.625%, 4/1/2040, AMT 787,533
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,046,465
1,000,000 5.000%, 12/1/2040, AMT 1,038,655
1,000,000 5.000%, 12/1/2041, AMT 1,029,130
600,000 5.000%, 12/1/2042, AMT 612,630
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,285,132
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
269,129
Port Auth. of New York & New
Jersey Rev. Refg.
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,732,039
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytechnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 787,008
Total 102,512,479
North Carolina  1.0%
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,579,979
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,328,766
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B 1,293,062

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
North Carolina  1.0% - continued
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
$ 750,000 5.250%, 7/1/2053, AMT
b
$ 769,287
1,000,000 5.250%, 7/1/2048, AMT
b
1,032,112
Nash Health Care Systems, NC
Health Care Fac. Rev.
1,000,000 5.250%, 2/1/2055 1,042,417
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,250,000 5.000%, 10/1/2050, Ser. A 1,240,200
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
750,000 5.125%, 10/1/2054, Ser. A 755,417
Total 11,041,240
North Dakota  0.5%
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AG Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
255,595
250,000 5.000%, 12/1/2048, Ser. A
b
257,284
Horace, ND Refg. Improvement
UTGO
1,800,000 5.000%, 5/1/2048, Ser. A 1,808,723
University of North Dakota
COP (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,840,868
Total 6,162,470
Ohio  3.6%
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,000,487
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 468,649
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
7,000,000 5.000%, 6/1/2055, Ser. B-2 5,866,274
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
1,350,000
5.250%, 1/1/2045, Ser. A,
AMT 1,412,930
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
1,000,000 5.000%, 12/1/2054 998,936
500,000 5.000%, 12/1/2044 506,853
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,027,993
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
300,000 5.250%, 9/1/2054 308,004
Principal
Amount Long-Term Fixed Income  99.2% Value
Ohio  3.6% - continued
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
$ 800,000 4.000%, 8/1/2051 $ 715,856
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,408,247
Ohio Higher Educational Fac.
Commission Rev. (Cleveland
Clinic Health System Obligated
Group)
800,000 3.900%, 1/1/2039, Ser. B-2
a
800,000
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,068,650
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,435,135
Ohio Higher Educational Fac.
Commission Rev. Refg. (Xavier
University 2024)
1,250,000 5.250%, 5/1/2054 1,274,716
1,400,000 5.250%, 5/1/2049 1,435,672
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,219,059
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
5,135,000 5.500%, 2/15/2026, Ser. A
b
5,171,957
Ohio University Athens General
Receipts Rev.
500,000 5.250%, 12/1/2052 530,583
750,000 5.250%, 12/1/2054 794,733
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
750,000 5.000%, 12/1/2053, Ser. B 766,781
500,000 5.000%, 12/1/2063, Ser. B 508,370
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AG Insured)
750,000 4.375%, 12/1/2058, Ser. B
b
725,217
Total 41,445,102
Oklahoma  0.5%
Oklahoma Municipal Power Auth.
Power Supply System Rev. Refg.
(AG Insured)
1,000,000 5.250%, 1/1/2051, Ser. A
b
1,068,240
1,500,000 5.250%, 1/1/2056, Ser. A
b
1,597,330
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,508,488
Osage County, OK Industrial Auth.
Use Tax Rev.
1,000,000 6.500%, 9/1/2040 1,071,122
Total 6,245,180

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Oregon  1.6%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
$ 250,000 5.250%, 8/1/2054 $ 252,084
750,000 5.250%, 8/1/2044 769,879
500,000 5.250%, 8/1/2049 505,988
Clackamas & Washington Counties,
OR Joint School District No.
3 GO (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 367,053
Multnomah & Clackamas Counties,
OR School District GO
520,000
Zero Coupon, 6/15/2035,
Ser. A 355,573
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
1,250,000 5.500%, 12/1/2054, Ser. A 1,237,982
500,000 5.375%, 12/1/2045, Ser. A 501,380
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,075,175
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
3,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 3,802,950
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR GO
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,634,190
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
841,941
Total 18,344,195
Pennsylvania  4.0%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,655,614
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AG Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,574,649
2,500,000
5.500%, 1/1/2055, Ser. A,
AMT
b
2,669,805
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,746,075
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
455,000 5.000%, 1/1/2038 455,136
Principal
Amount Long-Term Fixed Income  99.2% Value
Pennsylvania  4.0% - continued
Delaware County, PA Industrial
Development Auth. Airport
Fac. Rev. Refg. (United Parcel
Service)
$ 450,000 3.900%, 9/1/2045
a
$ 450,000
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
8,330,000 5.250%, 8/15/2053, Ser. A-1 8,641,361
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,586,269
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,004,961
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 2,022,150
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 869,596
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,044,433
Pennsylvania Turnpike Commission
Turnpike Rev. (AG Insured)
8,000,000 6.250%, 6/1/2033, Ser. C
b
8,154,125
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,953,670
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,464,435
Total 46,292,279
Puerto Rico  0.5%
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 945,502
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,252,539
Total 6,198,041
Rhode Island  0.5%
Rhode Island Health and
Educational Building Corporation
Rev. (Central Falls Public School)
5,150,000 5.250%, 5/15/2050 5,443,404
Total 5,443,404
South Carolina  2.2%
Charleston County, SC Airport
District Airport System Rev.
1,250,000
5.250%, 7/1/2054, Ser. A,
AMT 1,299,914

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
South Carolina  2.2% - continued
$ 1,075,000
5.250%, 7/1/2049, Ser. A,
AMT $ 1,124,445
South Carolina Jobs-Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
5,000,000 4.500%, 11/1/2054, Ser. A 4,916,576
South Carolina Jobs-Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,044,425
South Carolina Jobs-Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,280,996
4,500,000 4.250%, 2/1/2048 4,383,810
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,374,313
South Carolina Jobs-Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 1,979,338
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,051,107
South Carolina Public Service Auth.
Rev. Refg. (AG Insured)
1,250,000 5.000%, 12/1/2054, Ser. B
b
1,303,139
Total 25,758,063
South Dakota  0.1%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 688,831
Total 688,831
Tennessee  0.3%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,144,468
Metropolitan Government of
Nashville and Davidson County,
TN Water and Sewer Rev. Refg.
1,000,000 5.250%, 7/1/2055 1,065,235
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,048,549
Total 3,258,252
Texas  13.6%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
1,004,170
Principal
Amount Long-Term Fixed Income  99.2% Value
Texas  13.6% - continued
$ 750,000 6.250%, 6/1/2063
c
$ 756,481
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,869,900
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
4,000,000 4.000%, 2/15/2054
b
3,598,902
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,016,392
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 512,591
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,383,017
Clifton, TX Higher Education
Finance Corporation Education
Rev. Refg. (IDEA Public Schools)
(PSF-GTD Insured)
2,500,000 5.000%, 8/15/2050
b
2,584,200
2,750,000 5.000%, 8/15/2055
b
2,835,662
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,915,066
Denton, TX Independent School
District UTGO (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,681,808
FW Texas Street Public Fac.
Corporation Residential
Development Rev. (River District)
2,000,000 5.000%, 5/1/2038 2,112,654
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT 639,312
400,000
5.500%, 8/1/2043, Ser. A,
AMT 423,731
1,000,000 6.000%, 8/1/2043, AMT 1,089,829
500,000
5.500%, 8/1/2044, Ser. A,
AMT 524,810
Georgetown, TX Utility System Rev.
(AG Insured)
7,000,000 4.250%, 8/15/2047
b
6,758,932
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 5,077,864
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AG Insured)
6,000,000 4.250%, 10/1/2053
b
5,711,303
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
160,000 5.000%, 1/1/2033, Ser. A 160,133

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Texas  13.6% - continued
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
$ 7,000,000 4.125%, 7/1/2052, Ser. A $ 6,453,051
Harris County, TX Industrial
Development Corporation Rev.
(Exxon)
100,000 3.980%, 8/15/2027, AMT
a
100,000
Harris County, TX Toll Road Rev.
5,000,000 4.000%, 8/15/2049, Ser. A 4,697,331
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
350,000
5.500%, 7/15/2038, Ser. B,
AMT 380,006
Houston, TX Airport System Rev.
Refg.
3,000,000
5.250%, 7/1/2041, Ser. A,
AMT 3,254,408
Houston, TX Airport System Rev.
Refg. (AG Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
5,054,167
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,125,868
Houston, TX Water and Sewer
System Rev. Refg. (AG Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,f
12,027,055
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,286,367
Kerrville, TX Public Utility Board
Public Fac. Corporation Power
Supply Rev. (BAM Insured)
5,000,000 5.250%, 4/15/2047, Ser. A
b
5,332,613
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AG
Insured)
6,000,000 5.500%, 5/15/2053
b
6,370,316
2,000,000 5.500%, 5/15/2048
b
2,141,715
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. Refg.
(ExxonMobil)
1,025,000 3.950%, 11/1/2029, Ser. A
a
1,025,000
570,000 3.950%, 5/1/2046
a
570,000
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,308,229
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,485,797
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
820,000 5.000%, 4/1/2029, Ser. A 820,185
Principal
Amount Long-Term Fixed Income  99.2% Value
Texas  13.6% - continued
North East Independent School
District, Bexar County, TX UTGO
Refg. (PSF-GTD Insured)
$ 5,000,000 5.250%, 2/1/2028
b
$ 5,292,175
2,000,000 5.250%, 2/1/2029
b
2,166,907
North Texas Tollway Auth. System
Rev. Refg. (AG Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,681,461
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 1,987,911
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,255,981
1,500,000 5.250%, 2/1/2049, Ser. A 1,609,265
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 612,759
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 515,365
750,000 5.500%, 11/15/2047, Ser. D 798,426
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Methodist Hospitals of Dallas)
740,000 3.850%, 10/1/2041, Ser. B
a
740,000
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
1,000,000 5.000%, 10/1/2049 989,496
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,082,096
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,120,720
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,300,751
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 484,013
4,275,000 4.000%, 6/30/2040, Ser. A 4,091,584
Texas Technical College System
Rev. (Financing System
Improvement) (AG Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,285,710
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
2,500,000 4.375%, 8/1/2054
b
2,443,132

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Texas  13.6% - continued
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
$ 2,605,000 4.000%, 3/1/2051 $ 2,343,973
Total 156,890,590
Utah  1.9%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
1,000,000 5.625%, 12/1/2053
c
1,010,133
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
(AG Insured)
500,000 5.500%, 6/1/2055, Ser. A
b
538,596
250,000 5.500%, 6/1/2055, Ser. B
b
269,097
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 259,241
2,000,000 5.000%, 7/1/2045, Ser. A 2,064,296
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,507,200
3,000,000 5.000%, 10/1/2049, Ser. A 3,064,843
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AG Insured)
1,825,000 4.000%, 2/1/2048
b
1,679,502
Orem, UT GO
6,880,000 5.000%, 12/1/2046 7,047,046
Salt Lake City, UT Airport Rev.
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,176,565
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 802,804
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 380,163
Total 21,799,486
Vermont  0.3%
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,019,260
1,000,000 5.000%, 12/1/2036, Ser. A 1,005,592
Total 4,024,852
Virginia  2.7%
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,983,245
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 703,527
Principal
Amount Long-Term Fixed Income  99.2% Value
Virginia  2.7% - continued
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
$ 5,000,000 4.000%, 7/1/2051, Ser. A $ 4,644,461
Virginia Small Business Financing
Auth. Residential Care Fac. Rev.
(LifeSpire of Virginia)
1,000,000 5.500%, 12/1/2054, Ser. A 1,023,299
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 608,597
6,575,000 5.000%, 12/31/2049, AMT 6,494,899
10,610,000 5.000%, 12/31/2052, AMT 10,435,650
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 442,308
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 489,085
1,000,000 4.000%, 1/1/2040, AMT 964,282
Total 30,789,353
Washington  1.9%
Energy Northwest, WA Electric Rev.
Refg. (Columbia Generating
Station)
1,000,000 5.000%, 7/1/2043, Ser. A 1,093,443
Grant County, WA Public Hospital
District No. 2 UTGO (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,196,693
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
764,628
Port of Seattle, WA Rev. Refg.
2,250,000
5.250%, 7/1/2049, Ser. B,
AMT 2,369,643
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054 1,802,388
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,094,536
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
598,160
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,812,790
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 443,171
450,000 4.000%, 5/1/2045 414,838
Washington Housing Finance
Commission Certificates Rev.
993,427 4.084%, 3/20/2040, Ser. A
a
971,619

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Washington  1.9% - continued
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
$ 1,200,000 5.000%, 7/1/2048, Ser. A $ 1,192,772
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 1,015,986
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,442,156
1,250,000 6.250%, 7/1/2059
c
1,349,571
Total 21,562,394
West Virginia  1.2%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
750,000 5.250%, 6/1/2053 752,644
500,000 5.250%, 6/1/2044 507,948
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,881,185
2,000,000 4.250%, 6/1/2047, Ser. A 1,898,724
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,185,012
Total 14,225,513
Wisconsin  2.9%
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
487,390
750,000 6.500%, 7/15/2063, Ser. A
c
775,303
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
508,727
750,000 7.000%, 7/1/2058
c
762,807
Public Finance Auth., WI Health
Care System Rev. Refg. (Cone
Health)
2,470,000 3.900%, 11/3/2025, Ser. C
a
2,470,000
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,031,965
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 1,000,576
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,048,967
Principal
Amount Long-Term Fixed Income  99.2% Value
Wisconsin  2.9% - continued
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
$ 3,000,000 5.000%, 11/15/2041, Ser. A $ 3,054,832
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 394,565
920,000 5.500%, 7/1/2043, AMT 948,956
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,023,012
4,000,000 4.000%, 9/30/2051, AMT 3,318,430
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
575,000 5.250%, 6/1/2054, Ser. A 583,032
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A
c
2,003,917
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
2,000,000 6.500%, 6/30/2060, AMT 2,204,566
2,250,000 5.750%, 12/31/2065, AMT 2,330,427
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,338,694
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
750,000 6.000%, 10/1/2049 778,448
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,056,855
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 769,346
500,000 5.750%, 8/15/2059, Ser. A 512,690
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 870,417
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,006,545
Total 33,280,467
Total Long-Term Fixed Income
(cost $1,166,522,881) 1,146,348,059
Total Investments
(cost $1,166,522,881) 99.2% $1,146,348,059
Other Assets and Liabilities, Net
0.8% 9,466,311
Total Net Assets 100.0% $1,155,814,370

Municipal Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $33,299,903 or
2.9% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2025.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of October 31, 2025 was $764,628
or 0.07% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of October 31, 2025.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 738,717
Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $21,515,255
Gross unrealized depreciation (46,791,219)
Net unrealized appreciation (depreciation) ($25,275,964)
Cost for federal income tax purposes $1,171,624,023
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 222,747,213 – 222,747,213 –
Electric Revenue 49,912,094 – 49,912,094 –
Escrowed/Pre-refunded 14,241,103 – 14,241,103 –
General Obligation 63,915,986 – 63,915,986 –
Health Care 254,383,688 – 254,383,688 –
Housing Finance 10,219,202 – 10,219,202 –
Industrial Development Revenue 29,505,543 – 29,505,543 –
Other Revenue 57,560,134 – 57,560,134 –
Tax Revenue 65,919,090 – 65,919,090 –
Transportation 306,570,954 – 306,570,954 –
Water & Sewer 71,373,052 – 71,373,052 –
Total Investments at Value $1,146,348,059 $– $1,146,348,059 $–

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income 100.1% Value
Asset-Backed Securities  13.4%
ACHV ABS Trust
$ 698,599
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 704,288
1,117,341
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
1,122,345
Affirm Asset Securitization Trust
789,224
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
789,739
Affirm Master Trust
4,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
4,531,356
American Credit Acceptance
Receivables Trust
2,750,000
4.850%,  5/14/2029, Ser.
2025-2, Class B
a
2,760,547
Annisa CLO, Ltd.
3,500,000
5.384%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
3,502,520
Auxilior Term Funding, LLC
1,246,431
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
1,250,850
Avis Budget Rental Car Funding
AESOP, LLC
7,050,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
7,191,565
1,440,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
1,463,913
6,500,000
4.400%,  2/20/2032, Ser.
2025-4A, Class A
a
6,475,440
Carlyle Global Market Strategies
CLO, Ltd.
3,900,000
5.070%,  (TSFR3M +
1.200%), 1/20/2032, Ser.
2015-5A, Class A2R4
a,b,c
3,901,069
CarVal CLO I, Ltd.
4,200,000
5.744%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
4,204,662
CarVal CLO III, Ltd.
5,500,000
5.284%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
5,483,736
CFMT Issuer Trust
65,955
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
65,729
CFMT, LLC
16,648
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
16,637
Chenango Park CLO, Ltd.
4,000,000
5.705%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
4,005,136
Commonbond Student Loan Trust
102,577
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
98,346
422,028
4.606%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
417,407
Dryden 61 CLO, Ltd.
3,250,000
5.462%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
3,256,334
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Asset-Backed Securities  13.4% - continued
Dryden 72 CLO, Ltd.
$ 1,900,000
5.861%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
$ 1,902,839
Education Funding Trust
836,672
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
802,517
Enterprise Fleet Financing, LLC
3,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
3,550,965
Foundation Finance Trust
808,567
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
767,874
2,678,549
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,792,274
GM Financial Automobile Leasing
Trust
1,500,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 1,502,656
GMAC Mortgage Corporation
Loan Trust
12,609
4.606%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
5,929
GoldenTree Loan Management US
CLO 11, Ltd.
2,000,000
4.964%,  (TSFR3M +
1.080%), 10/20/2034, Ser.
2021-11A, Class AR
a,b
1,998,550
GreatAmerica Leasing
Receivables Funding, LLC
1,100,000
4.520%,  10/15/2027, Ser.
2025-1, Class A2
a
1,103,074
GSAA Home Equity Trust
98,982
6.056%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
172,434
920,881
4.263%,  8/25/2034, Ser.
2004-10, Class M2
b
856,404
Hertz Vehicle Financing III, LLC
2,250,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
2,260,974
2,533,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
2,583,728
4,135,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
4,171,715
2,400,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
2,419,890
KKR Static CLO I, Ltd.
1,752,753
4.864%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
1,750,338
3,250,000
5.334%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
3,237,123
Lendbuzz Securitization Trust
1,421,161
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,418,772
M&T Bank Auto Receivables Trust
1,750,000
4.890%,  7/15/2032, Ser.
2025-1A, Class A4
a
1,782,399

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Asset-Backed Securities  13.4% - continued
Madison Park Funding XXIV, Ltd.
$ 187,303
5.434%,  (TSFR3M +
1.550%), 10/20/2029, Ser.
2016-24A, Class BR2
a,b
$ 187,424
Madison Park Funding XXXIX, Ltd.
5,500,000
5.607%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
5,507,431
Marathon CLO, Ltd.
3,750,000
5.455%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
3,750,915
MFA Trust
1,948,287
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
1,950,541
National Collegiate Trust
328,245
4.890%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
321,203
Navient Student Loan Trust
1,991,956
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,964,772
Neuberger Berman Loan Advisers
CLO 35, Ltd.
2,521,492
4.934%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
2,516,091
Octane Receivables Trust
1,531,847
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
1,544,344
OZLM XIV, Ltd.
3,600,000
5.745%,  (TSFR3M +
1.840%), 1/15/2038, Ser.
2015-14A, Class A2R3
a,b
3,605,447
OZLM XVII, Ltd.
5,200,000
5.884%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
5,192,444
Pagaya AI Debt Grantor Trust
1,064,490
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
1,068,172
3,184,698
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
3,196,296
3,149,363
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
3,171,754
3,200,000
4.497%,  4/15/2033, Ser.
2025-6, Class A2
a
3,197,391
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
2,909,187
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
2,926,723
Palmer Square Loan Funding, Ltd.
2,250,000
5.355%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
2,252,594
5,000,000
5.355%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
4,988,230
3,000,000
5.411%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
2,970,747
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Asset-Backed Securities  13.4% - continued
$ 3,500,000
5.688%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b
$ 3,498,747
PPM CLO 2, Ltd.
6,250,000
5.394%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
6,252,406
PRET, LLC
1,859,679
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,e
1,866,519
1,296,523
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,e
1,304,302
PRPM, LLC
3,912,419
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,e
3,914,605
SoFi Consumer Loan Program
Trust
1,000,000
4.240%,  8/25/2035, Ser.
2025-4, Class A
a
999,513
Terwin Mortgage Trust
411,586
5.606%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
412,256
Tesla Lease Electric Vehicle
Securitization, LLC
2,907,858
4.370%,  5/21/2029, Ser.
2025-A, Class A4
a
2,907,000
Towd Point Asset Trust
915,888
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
889,790
Trinitas CLO XVI, Ltd.
3,800,000
5.014%,  (TSFR3M +
1.130%), 7/20/2034, Ser.
2021-16A, Class A1R
a,b
3,803,808
VOLT CII, LLC
1,372,534
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
1,372,074
Wheels Fleet Lease Funding 1,
LLC
2,570,360
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a
2,592,922
Total 166,448,535
Basic Materials  0.7%
Eastman Chemical Company
1,900,000 5.000%,  8/1/2029 1,934,495
Georgia-Pacific, LLC
1,425,000 4.400%,  6/30/2028
a
1,435,259
Glencore Funding, LLC
2,500,000 5.338%,  4/4/2027
a
2,537,648
2,525,000 6.125%,  10/6/2028
a
2,651,380
International Flavors & Fragrances,
Inc.
326,000 1.832%,  10/15/2027
a
310,738
Total 8,869,520
Capital Goods  2.3%
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,926,230
Amphenol Corporation
2,750,000 3.900%,  11/15/2028
c
2,737,366

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Capital Goods  2.3% - continued
Amrize Finance US, LLC
$ 965,000 4.700%,  4/7/2028
a
$ 975,761
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,582,130
Boeing Company
2,500,000 2.196%,  2/4/2026 2,486,615
1,100,000 6.259%,  5/1/2027 1,130,336
Deere Funding Canada
Corporation
2,600,000 4.150%,  10/9/2030 2,594,377
Eaton Capital, ULC
950,000 4.450%,  5/9/2030 958,815
General Electric Company
1,275,000 4.300%,  7/29/2030 1,284,615
Howmet Aerospace, Inc.
1,900,000 3.000%,  1/15/2029 1,835,617
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 516,377
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026 1,654,860
Siemens Funding BV
950,000 4.350%,  5/26/2028
a
959,306
Sonoco Products Company
2,150,000 4.450%,  9/1/2026 2,154,160
Spirit AeroSystems, Inc.
3,575,000 4.600%,  6/15/2028 3,601,237
Veralto Corporation
1,900,000 5.500%,  9/18/2026 1,920,705
Total 28,318,507
Collateralized Mortgage Obligations  12.5%
A&D Mortgage Trust
2,488,541
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,e
2,507,301
2,947,118
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
2,952,550
ACRA Trust
4,171,135
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
4,196,233
Archwest Mortgage Trust
3,000,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,e
2,999,830
Banc of America Funding Trust
188,388
6.490%,  1/25/2035, Ser.
2004-D, Class 4A1
b
190,934
503,857
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 505,476
Bear Stearns ARM Trust
85,235
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
82,183
CAFL Issuer, LLC
2,346,123
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,346,123
CFST Mortgage Trust
1,525,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,e
1,519,693
Chase Mortgage Finance Trust
Series
1,122,621
6.596%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,138,167
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Collateralized Mortgage Obligations  12.5% -
continued
CHNGE Mortgage Trust
$ 3,374,679
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
$ 3,258,234
2,015,880
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
2,019,144
4,610,222
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
4,531,769
2,754,618
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
2,761,190
2,640,006
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
2,654,305
Citigroup Mortgage Loan Trust,
Inc.
451,106
5.382%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
436,720
COLT Mortgage Loan Trust
3,497,071
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,e
3,509,236
3,753,815
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
3,408,638
Countrywide Alternative Loan Trust
86,511
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 55,296
83,334
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 66,463
Credit Suisse Mortgage Capital
Certificates
3,985,360
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
3,531,144
Cross Mortgage Trust
2,892,552
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
2,909,602
Deephaven Residential Mortgage
Trust
4,112,726
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,801,040
4,376,479
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
3,888,050
Federal Home Loan Mortgage
Corporation - REMIC
864,024
5.500%,  7/25/2049, Ser.
5417, Class D 865,941
Federal National Mortgage
Association - REMIC
4,693,809
5.000%,  6/25/2051, Ser.
2025-69, Class E 4,723,774
2,829,965
4.000%,  7/25/2053, Ser.
2024-76, Class DA 2,799,959
Flagstar Mortgage Trust
1,985,887
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,802,522
GCAT Trust
3,736,339
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
3,421,537
2,450,784
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
2,466,286
GS Mortgage-Backed Securities
Trust
3,250,000
5.038%,  1/25/2066, Ser.
2025-DSC2, Class A1
a,e
3,241,456
235,055
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
221,801

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Collateralized Mortgage Obligations  12.5% -
continued
J.P. Morgan Alternative Loan Trust
$ 223,633
5.025%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
$ 166,995
J.P. Morgan Mortgage Trust
117,861
5.217%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
81,313
LHOME Mortgage Trust
2,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
2,259,164
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
3,522,053
MFA Trust
3,985,730
5.229%,  8/25/2070, Ser.
2025-NQM4, Class A1
a,b
3,997,472
3,841,544
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
3,788,071
3,750,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
3,770,515
Morgan Stanley Residential
Mortgage Loan Trust
2,042,889
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
2,056,586
3,722,380
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,e
3,730,790
2,600,000
5.216%,  9/25/2070, Ser.
2025-NQM8, Class A2
a,e
2,591,529
NYMT Loan Trust
2,263,951
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
2,269,450
2,744,524
5.254%,  10/25/2060, Ser.
2025-INV2, Class A2
a,e
2,743,880
1,730,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
1,740,598
2,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
2,521,812
OBX Trust
1,411,079
5.396%,  7/27/2065, Ser.
2025-NQM15, Class A2
a,e
1,415,532
Palisades Mortgage Loan Trust
783,503
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
781,404
PRET Trust
2,812,548
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,e
2,742,651
PRPM, LLC
2,441,633
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
2,408,483
1,775,092
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
1,775,368
2,000,000
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,e
1,998,273
Radnor Re, Ltd.
552,785
6.183%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
553,100
RCO IX Mortgage, LLC
3,400,000
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,e
3,391,971
Roc Mortgage Trust
4,000,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
4,018,424
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Collateralized Mortgage Obligations  12.5% -
continued
$ 2,700,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,e
$ 2,709,586
Toorak Mortgage Trust
4,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,e
4,768,126
2,025,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,e
2,036,162
TRK Trust
4,050,976
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
3,803,352
3,838,659
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
3,479,131
Verus Securitization Trust
656,912
6.743%,  3/25/2068, Ser.
2023-3, Class A3
a,e
658,245
2,016,353
5.623%,  5/25/2070, Ser.
2025-3, Class A1
a,e
2,035,854
4,768,441
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,e
4,791,840
1,392,244
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,250,651
Visio 2020-1R Trust
215,003
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
207,325
Wachovia Mortgage Loan Trust,
LLC
3,196
6.988%,  5/20/2036, Ser.
2006-A, Class 2A1
b
3,113
Total 154,881,416
Commercial Mortgage-Backed Securities  4.0%
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,866,139
2,000,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class A
a
1,927,323
BANK 2018-BNK13
2,500,000
4.467%,  8/15/2061, Ser.
2018-BN13, Class AS
b
2,466,840
BANK 2019-BNK17
2,154,574
3.623%,  4/15/2052, Ser.
2019-BN17, Class ASB 2,135,230
BANK5 2025-5YR16
3,850,000
5.282%,  8/15/2063, Ser.
2025-5YR16, Class A3 3,981,339
Benchmark Mortgage Trust
3,225,000
5.075%,  9/15/2058, Ser.
2025-V17, Class A3 3,306,963
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
750,000
4.508%,  7/25/2029, Ser.
K528, Class A2
d
761,947
2,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
d
2,052,327
2,500,000
4.320%,  9/25/2030, Ser.
K548, Class A2
b,d
2,528,265
FirstKey Homes Trust
1,550,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,546,424

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Commercial Mortgage-Backed Securities  4.0%
- continued
$ 450,000
1.788%,  8/17/2038, Ser.
2021-SFR1, Class B
a
$ 440,150
Home Partners of America Trust
3,670,071
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,573,704
Progress Residential Trust
4,049,433
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,986,171
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,489,696
1,495,899
3.400%,  2/17/2042, Ser.
2025-SFR1, Class A
a
1,433,161
1,596,577
3.305%,  4/17/2042, Ser.
2025-SFR2, Class A
a
1,517,992
Silver Hill Trust
325,658
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
323,430
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,651,119
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,277,452
Total 49,265,672
Communications Services  2.3%
American Tower Corporation
1,000,000 1.450%,  9/15/2026 976,873
2,050,000 5.500%,  3/15/2028 2,108,763
AT&T, Inc.
1,750,000 4.700%,  8/15/2030 1,774,931
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,750,000 4.200%,  3/15/2028 2,734,543
1,725,000 6.100%,  6/1/2029 1,803,261
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,275,245
1,750,000 4.900%,  9/1/2029 1,775,103
Meta Platforms, Inc.
4,100,000 4.200%,  11/15/2030 4,095,734
NTT Finance Corporation
1,000,000 4.620%,  7/16/2028
a
1,011,064
Rogers Communications, Inc.
1,900,000 5.000%,  2/15/2029 1,934,711
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,081,773
T-Mobile USA, Inc.
3,125,000 4.850%,  1/15/2029 3,188,407
WarnerMedia Holdings, Inc.
1,011,000 3.755%,  3/15/2027 1,000,829
Total 28,761,237
Consumer Cyclical  5.6%
American Honda Finance
Corporation
2,000,000 4.900%,  7/9/2027 2,025,310
2,000,000 4.450%,  10/22/2027 2,013,652
2,050,000 5.650%,  11/15/2028 2,138,065
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Consumer Cyclical  5.6% - continued
Daimler Truck Finance North
America, LLC
$ 1,275,000 4.300%,  8/12/2027
a
$ 1,277,873
Darden Restaurants, Inc.
2,000,000 4.350%,  10/15/2027 2,008,198
Denso Corporation
2,250,000 4.282%,  9/17/2030
a
2,251,516
Ford Motor Credit Company, LLC
1,400,000 3.375%,  11/13/2025 1,399,441
1,150,000 5.125%,  11/5/2026 1,153,858
1,875,000 5.800%,  3/5/2027 1,896,091
2,500,000 5.113%,  5/3/2029 2,489,652
General Motors Company
1,400,000 5.350%,  4/15/2028 1,433,737
General Motors Financial
Company, Inc.
950,000 5.400%,  5/8/2027 965,220
1,900,000 5.350%,  7/15/2027 1,932,523
1,900,000 5.050%,  4/4/2028 1,932,188
2,500,000 5.800%,  1/7/2029 2,604,435
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,898,922
Hyundai Capital America
1,250,000 6.250%,  11/3/2025
a
1,250,000
1,250,000 1.650%,  9/17/2026
a,f
1,221,579
1,900,000 5.300%,  3/19/2027
a
1,925,664
2,225,000 4.875%,  6/23/2027
a
2,245,294
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,239,523
Las Vegas Sands Corporation
1,565,000 5.900%,  6/1/2027 1,594,467
1,600,000 5.625%,  6/15/2028 1,636,051
Lennar Corporation
2,200,000 5.200%,  7/30/2030 2,262,848
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,325,204
1,875,000 5.000%,  5/17/2029 1,927,856
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,588,556
O'Reilly Automotive, Inc.
1,900,000 5.750%,  11/20/2026 1,930,651
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,252,103
Royal Caribbean Cruises, Ltd.
3,200,000 5.500%,  4/1/2028
a
3,254,388
Stellantis Finance US, Inc.
3,050,000 5.350%,  3/17/2028
a
3,095,556
Stellantis Financial Services US
Corporation
825,000 5.400%,  9/15/2030
a
830,560
Toyota Motor Credit Corporation
1,250,000 4.650%,  1/5/2029 1,274,669
1,360,000 4.950%,  1/9/2030 1,401,728
Uber Technologies, Inc.
2,600,000 4.150%,  1/15/2031 2,574,462
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,923,287

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Consumer Cyclical  5.6% - continued
$ 2,250,000 4.450%,  9/11/2027
a
$ 2,254,555
Total 69,429,682
Consumer Non-Cyclical  6.1%
Altria Group, Inc.
635,000 4.875%,  2/4/2028 645,188
1,900,000 6.200%,  11/1/2028 2,003,254
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,456,851
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,968,956
1,900,000 5.931%,  2/2/2029 1,993,784
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,274,069
Bunge, Ltd. Finance Corporation
2,700,000 4.100%,  1/7/2028 2,705,553
2,250,000 3.200%,  4/21/2031 2,112,289
Campbell's Company
630,000 5.300%,  3/20/2026 632,308
Cargill, Inc.
1,900,000 4.625%,  2/11/2028
a
1,926,441
1,150,000 4.125%,  10/23/2030
a
1,144,009
Cigna Group
2,575,000 4.500%,  9/15/2030 2,585,019
Conagra Brands, Inc.
2,750,000 4.850%,  11/1/2028 2,780,312
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
500,000 5.600%,  1/15/2031
a
501,683
CVS Health Corporation
2,500,000 5.400%,  6/1/2029 2,587,064
Eli Lilly & Company
2,250,000 4.000%,  10/15/2028 2,258,170
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,969,256
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,883,136
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,753,266
2,400,000 5.000%,  3/1/2028 2,444,501
Illumina, Inc.
1,000,000 4.650%,  9/9/2026 1,002,652
Imperial Brands Finance plc
1,425,000 4.500%,  6/30/2028
a
1,434,686
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,524,106
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,474,023
Mars, Inc.
1,500,000 4.600%,  3/1/2028
a
1,517,663
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,479,619
PepsiCo, Inc.
2,900,000 4.100%,  1/15/2029 2,915,106
Pfizer Investment Enterprises,
Private Ltd.
1,900,000 4.450%,  5/19/2028 1,919,865
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Consumer Non-Cyclical  6.1% - continued
Philip Morris International, Inc.
$ 1,600,000 4.875%,  2/15/2028 $ 1,627,627
2,500,000 4.125%,  4/28/2028 2,504,734
625,000 4.875%,  2/13/2029 638,158
Royalty Pharma plc
2,000,000 5.150%,  9/2/2029 2,051,213
3,225,000 4.450%,  3/25/2031 3,203,696
Sanofi SA
2,750,000 3.800%,  11/3/2028
c
2,744,964
Stryker Corporation
1,900,000 4.700%,  2/10/2028 1,926,321
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,545,089
Total 75,134,631
Energy  3.6%
APA Corporation
1,900,000 4.375%,  10/15/2028 1,877,010
BP Capital Markets America, Inc.
950,000 4.699%,  4/10/2029 966,901
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 4,001,349
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,592,753
1,260,000 6.042%,  8/15/2028
a
1,312,130
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,728,071
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,267,108
Enbridge, Inc.
1,900,000 5.900%,  11/15/2026 1,931,645
Energy Transfer, LP
1,250,000 6.050%,  12/1/2026 1,271,303
1,900,000 5.250%,  7/1/2029 1,954,885
EOG Resources, Inc.
635,000 4.400%,  7/15/2028 641,414
Helmerich & Payne, Inc.
2,700,000 4.650%,  12/1/2027
f
2,711,931
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,335,119
1,750,000 5.150%,  6/1/2030 1,804,530
MPLX, LP
1,300,000 1.750%,  3/1/2026 1,289,058
National Fuel Gas Company
1,600,000 5.500%,  3/15/2030 1,652,963
Occidental Petroleum Corporation
1,000,000 5.000%,  8/1/2027 1,014,327
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,012,006
2,000,000 4.250%,  9/24/2027 2,002,096
1,000,000 5.650%,  11/1/2028 1,036,652
Ovintiv, Inc.
2,550,000 5.375%,  1/1/2026 2,547,486
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,219,227
Repsol E&P Capital Markets US,
LLC
975,000 4.805%,  9/16/2028
a
977,321

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Energy  3.6% - continued
Schlumberger Holdings
Corporation
$ 875,000 5.000%,  5/29/2027
a
$ 886,147
South Bow USA Infrastructure
Holdings, LLC
1,300,000 4.911%,  9/1/2027 1,309,620
Var Energi ASA
800,000 5.875%,  5/22/2030
a
832,464
Williams Companies, Inc.
1,900,000 4.625%,  6/30/2030 1,914,138
Total 45,089,654
Financials  32.3%
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,b
1,933,706
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a
1,905,262
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,800,000 1.750%,  1/30/2026 1,788,688
750,000 2.450%,  10/29/2026 738,442
1,550,000 6.100%,  1/15/2027 1,581,458
1,665,000 6.450%,  4/15/2027 1,714,096
1,925,000 4.625%,  9/10/2029 1,941,191
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,749,077
1,050,000 5.737%,  5/15/2029
b
1,071,143
American Express Company
2,000,000 5.098%,  2/16/2028
b
2,024,865
1,000,000 5.043%,  7/26/2028
b
1,015,823
1,900,000 4.731%,  4/25/2029
b
1,928,889
635,000 5.085%,  1/30/2031
b
654,355
American Homes 4 Rent, LP
725,000 4.950%,  6/15/2030 738,695
American International Group, Inc.
1,250,000 4.850%,  5/7/2030 1,278,703
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029 2,753,841
Ares Capital Corporation
2,000,000 3.875%,  1/15/2026 1,998,018
1,200,000 2.150%,  7/15/2026 1,181,497
Ares Strategic Income Fund
1,400,000 5.700%,  3/15/2028 1,416,567
1,625,000 5.600%,  2/15/2030 1,635,902
Arthur J. Gallagher & Company
1,050,000 4.600%,  12/15/2027 1,059,793
1,050,000 4.850%,  12/15/2029 1,071,772
Associated Banc-Corp
1,300,000 6.455%,  8/29/2030
b
1,348,259
Aviation Capital Group, LLC
1,275,000 4.750%,  4/14/2027
a
1,280,520
1,900,000 4.800%,  10/24/2030
a
1,898,133
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,152,335
601,000 2.125%,  2/21/2026
a
596,614
1,200,000 4.950%,  1/15/2028
a
1,211,873
1,900,000 5.375%,  5/30/2030
a
1,949,830
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
998,598
2,000,000 5.365%,  7/15/2028
b
2,037,739
1,400,000 4.551%,  11/6/2030
c
1,401,107
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.3% - continued
Bank of America Corporation
$ 3,500,000 1.734%,  7/22/2027
b
$ 3,438,136
Bank of Montreal
1,885,000 5.266%,  12/11/2026
f
1,909,494
3,000,000 5.370%,  6/4/2027
f
3,061,974
2,250,000 4.567%,  9/10/2027
b
2,256,533
Bank of New York Mellon
Corporation
1,250,000 6.317%,  10/25/2029
b
1,329,024
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,255,809
Bank of Nova Scotia
2,000,000 4.404%,  9/8/2028
b
2,011,023
1,950,000 4.043%,  9/15/2028
b
1,945,810
Barclays plc
1,900,000 6.496%,  9/13/2027
b
1,934,948
2,000,000 2.279%,  11/24/2027
b
1,959,373
950,000 5.674%,  3/12/2028
b
967,461
1,900,000 4.837%,  9/10/2028
b
1,920,011
1,900,000 5.086%,  2/25/2029
b
1,932,370
Blackstone Private Credit Fund
1,150,000 4.950%,  9/26/2027 1,155,110
1,950,000 5.050%,  9/10/2030 1,916,821
Blackstone Reg Finance
Company, LLC
1,400,000 4.300%,  11/3/2030
c
1,395,446
Blackstone Secured Lending Fund
2,100,000 5.350%,  4/13/2028 2,122,617
2,000,000 5.125%,  1/31/2031 1,970,980
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026 1,290,996
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,095,815
1,900,000 6.600%,  9/15/2029 1,963,893
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,999,164
3,080,000 3.750%,  6/17/2026
a
3,054,707
1,725,000 6.750%,  4/4/2029 1,763,548
BNP Paribas SA
2,200,000 1.323%,  1/13/2027
a,b
2,185,895
1,425,000 4.792%,  5/9/2029
a,b
1,437,557
1,400,000 5.176%,  1/9/2030
a,b
1,434,064
Boston Properties, LP
2,500,000 3.650%,  2/1/2026 2,494,888
BPCE SA
1,750,000 5.975%,  1/18/2027
a,b
1,754,646
Brown & Brown, Inc.
1,275,000 4.600%,  12/23/2026 1,280,234
950,000 4.900%,  6/23/2030 963,023
CaixaBank SA
1,900,000 4.634%,  7/3/2029
a,b
1,913,619
Canadian Imperial Bank of
Commerce
2,000,000 5.237%,  6/28/2027 2,039,142
1,900,000 4.857%,  3/30/2029
b
1,928,922
Capital One Financial Corporation
1,950,000 4.493%,  9/11/2031
b
1,935,807
Capital One NA
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,255,563

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.3% - continued
Centene Corporation
$ 3,000,000 4.250%,  12/15/2027 $ 2,956,781
1,800,000 4.625%,  12/15/2029 1,746,115
Charles Schwab Corporation
1,750,000 4.000%,  6/1/2026
b,g
1,734,059
Chubb INA Holdings, LLC
2,750,000 4.650%,  8/15/2029 2,804,297
Citadel Securities Global Holdings,
LLC
635,000 5.500%,  6/18/2030
a
649,860
Citadel, LP
2,550,000 6.000%,  1/23/2030
a
2,646,643
Citibank NA
2,209,000 4.576%,  5/29/2027 2,228,433
2,150,000 4.876%,  11/19/2027
b
2,164,978
Citigroup, Inc.
1,000,000 4.000%,  12/10/2025
b,g
998,021
1,725,000 4.643%,  5/7/2028
b
1,736,202
1,100,000 5.174%,  2/13/2030
b
1,129,011
2,600,000 4.503%,  9/11/2031
b
2,603,158
Citizens Financial Group, Inc.
1,550,000 5.253%,  3/5/2031
b
1,585,819
Commonwealth Bank of Australia/
New York, NY
1,950,000 4.150%,  10/1/2030 1,955,144
COPT Defense Properties, LP
550,000 2.250%,  3/15/2026 544,506
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,983,062
Corebridge Global Funding
2,575,000 4.650%,  8/20/2027
a
2,599,791
Cousins Properties, LP
1,750,000 5.250%,  7/15/2030 1,788,144
Credit Agricole SA
1,250,000 1.247%,  1/26/2027
a,b
1,240,395
2,000,000 4.631%,  9/11/2028
a,b
2,010,913
1,200,000 5.230%,  1/9/2029
a,b
1,221,704
1,275,000 6.316%,  10/3/2029
a,b
1,342,077
Credit Suisse Group AG
810,000 7.500%,  N/A
*,h
218,700
Deutsche Bank AG/New York, NY
1,450,000 2.129%,  11/24/2026
b
1,448,033
1,300,000 4.999%,  9/11/2030
b
1,316,970
1,450,000 4.950%,  8/4/2031
b
1,463,622
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
2,800,000 5.950%,  9/17/2030
a
2,713,172
EPR Properties
3,125,000 4.950%,  4/15/2028 3,154,165
F&G Global Funding
1,300,000 4.650%,  9/8/2028
a
1,304,204
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,397,168
First Horizon Bank
2,499,000 5.750%,  5/1/2030 2,583,979
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,122,828
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.3% - continued
Fortitude Group Holdings, LLC
$ 2,500,000 6.250%,  4/1/2030
a
$ 2,596,181
Franklin BSP Capital Corporation
2,000,000 6.000%,  10/2/2030
a
1,962,091
FS KKR Capital Corporation
3,000,000 3.400%,  1/15/2026 2,990,871
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,789,903
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,267,635
Goldman Sachs Bank USA/New
York, NY
1,900,000 5.283%,  3/18/2027
b
1,907,045
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 968,611
Goldman Sachs Group, Inc.
2,000,000 3.800%,  5/10/2026
b,g
1,970,587
2,500,000 3.615%,  3/15/2028
b
2,481,697
1,900,000 4.482%,  8/23/2028
b
1,909,789
2,050,000 4.153%,  10/21/2029
b
2,043,934
1,900,000 6.484%,  10/24/2029
b
2,018,900
1,100,000 5.218%,  4/23/2031
b
1,135,196
Goldman Sachs Private Credit
Corporation
750,000 5.875%,  5/6/2028
a,f
761,226
Healthcare Realty Holdings, LP
1,125,000 3.100%,  2/15/2030 1,062,381
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,736,761
HPS Corporate Lending Fund
1,425,000 5.300%,  6/5/2027
a
1,430,179
1,800,000 4.900%,  9/11/2028
a
1,786,865
HSBC Holdings plc
2,150,000 5.130%,  11/19/2028
b
2,186,851
1,250,000 4.899%,  3/3/2029
b
1,267,197
HSBC USA, Inc.
2,525,000 4.650%,  6/3/2028 2,558,497
Huntington Bank Auto Credit-
Linked Notes
457,759
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
462,389
ING Groep NV
2,000,000 1.726%,  4/1/2027
b
1,979,076
2,000,000 4.017%,  3/28/2028
b
1,994,221
1,900,000 4.858%,  3/25/2029
b
1,925,276
JPMorgan Chase & Company
2,000,000 3.650%,  6/1/2026
b,g
1,975,453
3,500,000 1.045%,  11/19/2026
b
3,495,069
1,850,000 5.571%,  4/22/2028
b
1,887,626
2,750,000 4.979%,  7/22/2028
b
2,789,601
1,700,000 4.851%,  7/25/2028
b
1,721,615
2,700,000 4.255%,  10/22/2031
b
2,690,579
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,500,731
KeyCorp
2,500,000 5.121%,  4/4/2031
b,f
2,561,559
Lincoln Financial Global Funding
1,000,000 5.300%,  1/13/2030
a
1,034,566
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 350,058
950,000 5.985%,  8/7/2027
b
962,052

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.3% - continued
$ 1,875,000 5.462%,  1/5/2028
b
$ 1,900,979
2,000,000 3.750%,  3/18/2028
b
1,987,523
1,500,000 5.087%,  11/26/2028
b
1,524,909
LPL Holdings, Inc.
1,600,000 5.200%,  3/15/2030 1,634,399
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
b,g
1,687,281
Macquarie AirFinance Holdings,
Ltd.
1,829,000 6.400%,  3/26/2029
a
1,922,522
1,300,000 5.150%,  3/17/2030
a
1,315,412
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,938,833
Met Tower Global Funding
2,000,000 4.000%,  10/1/2027
a,f
1,999,253
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,968,539
Mitsubishi UFJ Financial Group,
Inc.
1,925,000 4.527%,  9/12/2031
b
1,933,179
Mizuho Financial Group, Inc.
2,225,000 4.711%,  7/8/2031
b
2,251,653
Morgan Stanley
1,000,000 1.593%,  5/4/2027
b
986,462
1,875,000 5.652%,  4/13/2028
b
1,913,781
3,000,000 5.164%,  4/20/2029
b
3,067,061
785,000 5.449%,  7/20/2029
b
810,018
2,700,000 4.133%,  10/18/2029
b
2,693,691
Morgan Stanley Bank NA
1,850,000 4.447%,  10/15/2027
b
1,854,453
1,900,000 5.016%,  1/12/2029
b
1,932,527
Morgan Stanley Direct Lending
Fund
2,825,000 6.150%,  5/17/2029 2,903,894
National Bank of Canada
2,700,000 5.600%,  7/2/2027
b
2,723,520
NatWest Group plc
1,250,000 5.847%,  3/2/2027
b
1,255,855
NatWest Markets plc
2,750,000 4.174%,  11/6/2028
a,c
2,749,366
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,941,949
2,500,000 5.000%,  6/6/2029
a
2,563,982
Nomura Holdings, Inc.
1,500,000 2.329%,  1/22/2027 1,465,884
2,700,000 5.594%,  7/2/2027 2,758,004
North Haven Private Income Fund,
LLC
800,000 5.125%,  9/25/2028
a,f
794,539
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,940,764
Omega Healthcare Investors, Inc.
1,250,000 5.200%,  7/1/2030 1,268,376
PNC Bank NA
1,900,000 4.429%,  7/21/2028
b
1,909,409
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
b,g
2,427,555
1,250,000 6.615%,  10/20/2027
b
1,278,164
1,575,000 5.582%,  6/12/2029
b
1,629,827
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.3% - continued
Principal Life Global Funding II
$ 2,000,000 4.800%,  1/9/2028
a
$ 2,024,608
Regions Financial Corporation
1,200,000 5.722%,  6/6/2030
b
1,247,258
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,592,289
Royal Bank of Canada
2,100,000 5.069%,  7/23/2027
b
2,113,233
3,000,000 4.510%,  10/18/2027
b
3,009,874
2,050,000 3.995%,  11/3/2028
b,c
2,045,098
1,925,000 4.498%,  8/6/2029
b
1,940,204
Santander Holdings USA, Inc.
1,750,000 2.490%,  1/6/2028
b,f
1,708,810
1,250,000 5.473%,  3/20/2029
b
1,271,515
Skandinaviska Enskilda Banken
AB
3,250,000 4.500%,  9/3/2030
a
3,255,830
Societe Generale SA
2,000,000 1.488%,  12/14/2026
a,b
1,992,842
2,150,000 5.250%,  2/19/2027
a
2,171,503
2,000,000 5.500%,  4/13/2029
a,b
2,046,825
Standard Chartered plc
2,100,000 2.608%,  1/12/2028
a,b
2,059,152
1,250,000 5.688%,  5/14/2028
a,b
1,275,390
1,600,000 5.545%,  1/21/2029
a,b
1,639,381
State Street Corporation
2,000,000 5.751%,  11/4/2026
b
2,000,081
2,200,000 5.684%,  11/21/2029
b
2,303,377
Sumitomo Mitsui Financial Group,
Inc.
1,900,000 5.716%,  9/14/2028 1,981,239
Sumitomo Mitsui Trust Bank, Ltd.
1,900,000 5.650%,  9/14/2026
a
1,925,305
Synovus Bank
3,155,000 5.625%,  2/15/2028 3,220,167
Toronto-Dominion Bank
2,550,000 4.861%,  1/31/2028 2,591,913
1,000,000 4.109%,  10/13/2028 999,290
Truist Bank
2,750,000 4.420%,  7/24/2028
b
2,760,594
Truist Financial Corporation
825,000 4.950%,  11/13/2025
b,g
824,159
1,900,000 1.267%,  3/2/2027
b
1,880,917
2,225,000 5.071%,  5/20/2031
b
2,277,463
U.S. Bancorp
1,000,000 6.787%,  10/26/2027
b
1,024,771
1,750,000 4.548%,  7/22/2028
b
1,761,624
950,000 5.384%,  1/23/2030
b
981,719
2,000,000 5.100%,  7/23/2030
b
2,056,005
1,250,000 5.046%,  2/12/2031
b
1,281,815
UBS Group AG
5,650,000 1.305%,  2/2/2027
a,b
5,606,204
1,900,000 6.327%,  12/22/2027
a,b
1,943,524
1,625,000 6.850%,  9/10/2029
a,b,g
1,659,063
2,200,000 5.428%,  2/8/2030
a,b
2,276,470
Wells Fargo & Company
1,650,000 3.526%,  3/24/2028
b
1,636,146
1,500,000 5.707%,  4/22/2028
b
1,532,853
3,000,000 4.970%,  4/23/2029
b
3,054,592
1,900,000 5.574%,  7/25/2029
b
1,966,546
1,950,000 4.078%,  9/15/2029
b
1,944,623

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Financials  32.3% - continued
Welltower OP, LLC
$ 2,225,000 4.500%,  7/1/2030 $ 2,249,188
Westpac New Zealand, Ltd.
2,500,000 5.132%,  2/26/2027
a
2,533,973
1,900,000 4.902%,  2/15/2028
a
1,932,552
Zions Bancorp NA
2,100,000 4.704%,  8/18/2028
b
2,099,140
Total 400,518,124
Foreign Government  0.4%
Eagle Funding Luxco SARL
1,575,000 5.500%,  8/17/2030
a
1,600,043
NBN Company, Ltd.
1,300,000 4.000%,  10/1/2027
a
1,294,233
1,450,000 4.150%,  9/16/2030
a
1,443,205
Total 4,337,481
Mortgage-Backed Securities  1.3%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
15,750,000 5.000%,  11/1/2040
c
15,903,074
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
37,500
6.501%,  (RFUCCT1Y +
1.502%), 1/1/2043
b
38,178
Total 15,941,252
Technology  4.1%
Broadcom, Inc.
2,000,000 4.150%,  2/15/2028 2,005,828
2,000,000 4.800%,  4/15/2028 2,036,393
2,650,000 5.050%,  7/12/2029 2,728,740
2,350,000 4.200%,  10/15/2030 2,345,580
Dell International, LLC/EMC
Corporation
1,900,000 4.750%,  4/1/2028 1,926,762
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,915,604
1,900,000 5.450%,  3/2/2028 1,936,149
3,200,000 4.550%,  2/15/2031 3,176,127
Foundry JV Holdco, LLC
4,000,000 5.500%,  1/25/2031
a
4,148,474
Hewlett Packard Enterprise
Company
650,000 4.450%,  9/25/2026 652,376
2,600,000 4.400%,  10/15/2030 2,579,543
International Business Machines
Corporation
2,500,000 4.650%,  2/10/2028 2,536,041
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,500,227
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 662,633
Molex Electronic Technologies,
LLC
1,650,000 4.750%,  4/30/2028
a
1,665,867
Oracle Corporation
1,900,000 4.500%,  5/6/2028 1,912,200
1,600,000 4.800%,  8/3/2028 1,622,980
Principal
Amount
Long-Term Fixed
Income  100.1% Value
Technology  4.1% - continued
$ 1,625,000 4.200%,  9/27/2029 $ 1,611,803
1,300,000 4.450%,  9/26/2030 1,289,263
Paychex, Inc.
575,000 5.100%,  4/15/2030 591,199
PayPal Holdings, Inc.
900,000 4.450%,  3/6/2028 908,899
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,639,725
Qualcomm, Inc.
1,425,000 4.500%,  5/20/2030 1,445,851
Roper Technologies, Inc.
1,925,000 4.500%,  10/15/2029 1,941,794
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,267,980
Synopsys, Inc.
1,200,000 4.550%,  4/1/2027 1,208,249
Verisk Analytics, Inc.
640,000 4.500%,  8/15/2030 642,899
VMware, LLC
650,000 1.400%,  8/15/2026 636,592
Total 50,535,778
Transportation  1.0%
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,100,903
Delta Air Lines, Inc.
1,900,000 4.950%,  7/10/2028 1,926,075
630,000 5.250%,  7/10/2030 643,870
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,280,961
Ryder System, Inc.
1,575,000 4.850%,  6/15/2030 1,605,625
United Airlines, Inc.
3,125,000 4.375%,  4/15/2026
a
3,118,547
United Parcel Service, Inc.
1,025,000 4.650%,  10/15/2030 1,049,936
Total 12,725,917
U.S. Government & Agencies  7.4%
U.S. Treasury Notes
15,500,000 3.500%,  9/30/2027 15,470,332
30,500,000 3.875%,  7/15/2028 30,712,070
44,960,000 4.000%,  10/31/2029 45,518,488
Total 91,700,890
Utilities  3.1%
American Electric Power
Company, Inc.
1,950,000 5.800%,  3/15/2056
b
1,953,522
1,425,000 1.000%,  11/1/2025 1,425,000
1,255,000 5.200%,  1/15/2029 1,294,607
Capital Power US Holdings, Inc.
1,250,000 5.257%,  6/1/2028
a
1,273,854
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,230,170
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,963,364

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.1% Value
Utilities  3.1% - continued
DTE Energy Company
$ 2,100,000 4.950%,  7/1/2027 $ 2,125,388
1,550,000 5.100%,  3/1/2029 1,589,020
Duke Energy Carolinas, LLC
2,000,000 4.850%,  3/15/2030 2,055,904
Evergy Kansas Central, Inc.
1,100,000 4.700%,  3/13/2028 1,109,688
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,948,510
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,304,332
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,928,545
1,625,000 4.000%,  10/1/2028 1,623,801
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.750%,  2/7/2028 1,927,603
1,900,000 4.800%,  3/15/2028 1,931,496
531,000
7.010%,  (TSFR3M +
3.172%), 4/30/2043
b
531,390
Nevada Power Company
1,275,000 6.250%,  5/15/2055
b
1,298,489
NextEra Energy Capital Holdings,
Inc.
1,275,000 4.685%,  9/1/2027 1,288,768
1,600,000 5.050%,  3/15/2030 1,648,544
Southern Company
1,100,000 4.000%,  1/15/2051
b
1,095,480
1,250,000 3.750%,  9/15/2051
b
1,233,585
Southern Power Company
725,000 4.250%,  10/1/2030 720,808
Vistra Operations Company, LLC
1,400,000 5.050%,  12/30/2026
a
1,409,617
WEC Energy Group, Inc.
794,000 5.600%,  9/12/2026 803,001
Xcel Energy, Inc.
1,900,000 4.750%,  3/21/2028 1,924,691
Total 38,639,177
Total Long-Term Fixed Income
(cost $1,232,442,264) 1,240,597,473
Shares
Collateral Held for Securities
Loaned 0.8% Value
10,385,916 Thrivent Cash Management Trust 10,385,916
Total Collateral Held for
Securities Loaned
(cost $10,385,916) 10,385,916
Shares Preferred Stock 0.1% Value
Financials  0.1%
54,000 Citigroup Capital XIII, 10.470%
b
1,621,620
Total 1,621,620
Total Preferred Stock
(cost $1,490,400) 1,621,620
Shares or
Principal
Amount Short-Term Investments 1.8% Value
Federal Home Loan Bank Discount
Notes
200,000 3.908%, 12/17/2025
i,j
$ 199,007
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 3.920%, 12/8/2025
i,j
199,198
State Street Institutional U.S.
Government Money Market
Fund
15,273,500 4.014%
i
15,273,500
Thrivent Core Short-Term Reserve
Fund
600,000 4.370% 6,000,000
Total Short-Term Investments
(cost $21,671,695) 21,671,705
Total Investments (cost
$1,265,990,275) 102.8% $1,274,276,714
Other Assets and Liabilities, Net
(2.8%) (35,183,747)
Total Net Assets 100.0% $1,239,092,967
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $529,102,685 or
42.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2025.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Short-
Term Bond Fund as of October 31, 2025 was $218,700 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of October 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Fund as of October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 10,069,282
Total lending $10,069,282
Gross amount payable upon return of
collateral for securities loaned $10,385,916
Net amounts due to counterparty $316,634
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $14,141,856
Gross unrealized depreciation (6,203,172)
Net unrealized appreciation (depreciation) $7,938,684
Cost for federal income tax purposes $1,266,239,490

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Short-Term Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 166,448,535 – 166,448,535 –
Basic Materials 8,869,520 – 8,869,520 –
Capital Goods 28,318,507 – 28,318,507 –
Collateralized Mortgage Obligations 154,881,416 – 154,881,416 –
Commercial Mortgage-Backed Securities 49,265,672 – 49,265,672 –
Communications Services 28,761,237 – 28,761,237 –
Consumer Cyclical 69,429,682 – 69,429,682 –
Consumer Non-Cyclical 75,134,631 – 75,134,631 –
Energy 45,089,654 – 45,089,654 –
Financials 400,518,124 – 400,518,124 –
Foreign Government 4,337,481 – 4,337,481 –
Mortgage-Backed Securities 15,941,252 – 15,941,252 –
Technology 50,535,778 – 50,535,778 –
Transportation 12,725,917 – 12,725,917 –
U.S. Government & Agencies 91,700,890 – 91,700,890 –
Utilities 38,639,177 – 38,639,177 –
Preferred Stock
Financials 1,621,620 1,621,620 – –
Short-Term Investments 15,671,705 15,273,500 398,205 –
Subtotal Investments in Securities $1,257,890,798 $16,895,120 $1,240,995,678 $–
Other Investments  * Total
Collateral Held for Securities Loaned 10,385,916
Affiliated Short-Term Investments 6,000,000
Subtotal Other Investments $16,385,916
Total Investments at Value $1,274,276,714
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Short-Term Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 98,540 98,540 – –
Total Liability Derivatives $98,540 $98,540 $– $–
The following table presents Short-Term Bond Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling $398,206 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 250 December 2025 $ 52,159,087 ( $ 98,540)
Total Futures Long Contracts $ 52,159,087 ( $ 98,540)
Total Futures Contracts $ 52,159,087 ($98,540)

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Short-Term Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 98,540
Total Interest Rate Contracts 98,540
Total Liability Derivatives $98,540
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Short-Term Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 11,595
Total Interest Rate Contracts 11,595
Total $11,595
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Short-Term Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (98,540)
Total Interest Rate Contracts (98,540)
Total ($98,540)
The following table presents Short-Term Bond Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $9,207,250

Short-Term Bond Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities. The Fund owns shares of Thrivent
Cash Management Trust for the purpose of securities lending for the Fund. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $13,000 $7,000 $6,000 600 0.5%
Total Affiliated Short-Term Investments – 6,000 0.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,218 97,098 98,930 10,386 10,386 0.8
Total Collateral Held for Securities Loaned 12,218 10,386 0.8
Total Value $12,218 $16,386
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $261
Total Income/Non Cash Income from Affiliated Investments $261
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total $– $– $–

Small Cap Growth Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.3% Value
Communications Services  0.9%
34,246 CarGurus, Inc.
a
$ 1,202,719
Total 1,202,719
Consumer Discretionary  12.9%
7,721 Boot Barn Holdings, Inc.
a
1,464,288
20,219 Build-A-Bear Workshop, Inc. 1,096,274
15,316 Champion Homes, Inc.
a
1,045,011
5,819 Grand Canyon Education, Inc.
a
1,095,718
11,507 Installed Building Products, Inc. 2,856,383
14,720 Modine Manufacturing Company
a
2,255,251
2,621 Murphy USA, Inc. 938,842
8,599 SharkNinja, Inc.
a
735,214
7,728 Texas Roadhouse, Inc. 1,264,146
44,491 Universal Technical Institute, Inc.
a
1,322,273
5,476 Wingstop, Inc. 1,186,266
29,394 Wyndham Hotels & Resorts, Inc. 2,158,401
Total 17,418,067
Consumer Staples  3.4%
24,258 BJ's Wholesale Club Holdings,
Inc.
a
2,141,011
7,165 J & J Snack Foods Corporation 606,517
43,859 Vita Coco Company, Inc.
a
1,806,114
Total 4,553,642
Energy  0.8%
6,042 Gulfport Energy Corporation
a
1,123,872
Total 1,123,872
Financials  7.8%
9,323 Enova International, Inc.
a
1,114,751
42,815 Glacier Bancorp, Inc. 1,748,993
11,886 Houlihan Lokey, Inc. 2,128,545
90,977 Old National Bancorp 1,858,660
22,372 RLI Corporation 1,319,053
42,619 Triumph Financial, Inc.
a
2,321,031
Total 10,491,033
Health Care  14.5%
69,177 ADMA Biologics, Inc.
a
1,070,860
32,076 Concentra Group Holdings Parent,
Inc. 638,954
18,056 CorVel Corporation
a
1,335,241
15,449 Encompass Health Corporation 1,758,869
22,615 HealthEquity, Inc.
a
2,138,927
15,758 LeMaitre Vascular, Inc. 1,364,800
24,542 Merit Medical Systems, Inc.
a
2,148,407
7,179 Penumbra, Inc.
a
1,632,289
44,606 Stevanato Group SPA 1,124,963
44,508 Twist Bioscience Corporation
a
1,463,868
9,791 UFP Technologies, Inc.
a
1,886,138
31,582 Vericel Corporation
a
1,107,265
54,488 Waystar Holding Corporation
a
1,953,395
Total 19,623,976
Industrials  28.0%
3,991 Acuity, Inc. 1,456,915
35,478 Atmus Filtration Technologies, Inc. 1,613,539
38,283 Barrett Business Services, Inc. 1,549,313
18,783 BWX Technologies, Inc. 4,012,237
14,534 Casella Waste Systems, Inc.
a
1,287,276
29,952 CECO Environmental Corporation
a
1,464,353
Shares Common Stock  98.3% Value
Industrials  28.0% - continued
7,768 CRA International, Inc. $ 1,479,726
54,021 Enerpac Tool Group Corporation 2,217,022
15,899 EnPro, Inc. 3,688,727
33,597 ExlService Holdings, Inc.
a
1,313,643
19,251 Federal Signal Corporation 2,272,196
65,948 Gates Industrial Corporation plc
a
1,456,132
15,277 Huron Consulting Group, Inc.
a
2,512,150
17,986 Limbach Holdings, Inc.
a
1,699,317
141,776 Masterbrand, Inc.
a
1,790,631
8,120 Moog, Inc. 1,663,382
70,783 Mueller Water Products, Inc. 1,816,292
6,470 RBC Bearings, Inc.
a
2,772,589
4,649 Sterling Construction Company,
Inc.
a
1,756,857
Total 37,822,297
Information Technology  26.0%
19,877 Agilysys, Inc.
a
2,493,768
14,298 Bel Fuse, Inc. 2,201,749
27,141 BlackLine, Inc.
a
1,553,822
46,107 Cognex Corporation 1,908,369
52,957 CompoSecure, Inc.
a
1,051,726
20,513 Descartes Systems Group, Inc.
a
1,809,452
48,765 DigitalOcean Holdings, Inc.
a
1,982,785
5,278 Fabrinet
a
2,325,328
30,544 Gitlab, Inc.
a
1,489,020
8,587 Guidewire Software, Inc.
a
2,006,267
58,339 I3 Verticals, Inc.
a
1,793,924
9,486 Impinj, Inc.
a
1,917,690
55,865 JFrog, Ltd.
a
2,652,470
7,381 Monday.com, Ltd.
a
1,514,876
20,032 Onto Innovation, Inc.
a
2,703,519
28,624 Pegasystems, Inc. 1,821,918
12,157 Silicon Laboratories, Inc.
a
1,593,540
20,784 TTM Technologies, Inc.
a
1,396,685
124,025 Weave Communications, Inc.
a
919,025
Total 35,135,933
Materials  1.7%
6,490 Balchem Corporation 995,501
43,862 Constellium SE
a
689,949
26,858 Olin Corporation 555,961
Total 2,241,411
Real Estate  2.3%
13,114 Colliers International Group, Inc. 2,092,077
17,895 Terreno Realty Corporation 1,022,341
Total 3,114,418
Total Common Stock
(cost $109,110,636) 132,727,368

Small Cap Growth Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.0% Value
State Street Institutional U.S.
Government Money Market
Fund
2,734,067 4.014%
b
$ 2,734,067
Total Short-Term Investments
(cost $2,734,067) 2,734,067
Total Investments (cost
$111,844,703) 100.3% $135,461,435
Other Assets and Liabilities, Net
(0.3%) (420,614)
Total Net Assets 100.0% $135,040,821
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $24,686,278
Gross unrealized depreciation (3,239,128)
Net unrealized appreciation (depreciation) $21,447,150
Cost for federal income tax purposes $114,014,285
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,202,719 1,202,719 – –
Consumer Discretionary 17,418,067 17,418,067 – –
Consumer Staples 4,553,642 4,553,642 – –
Energy 1,123,872 1,123,872 – –
Financials 10,491,033 10,491,033 – –
Health Care 19,623,976 19,623,976 – –
Industrials 37,822,297 37,822,297 – –
Information Technology 35,135,933 35,135,933 – –
Materials 2,241,411 2,241,411 – –
Real Estate 3,114,418 3,114,418 – –
Short-Term Investments 2,734,067 2,734,067 – –
Subtotal Investments in Securities $135,461,435 $135,461,435 $– $–
Total Investments at Value $135,461,435

Small Cap Growth Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $3,929 $25,571 $29,500 $– – –%
Total Affiliated Short-Term Investments 3,929 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 13,232 13,232 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $3,929 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $58
Total Income/Non Cash Income from Affiliated Investments $58
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.2% Value
Consumer Discretionary  11.2%
494,279 Advance Auto Parts, Inc. $ 23,295,369
221,249 Boot Barn Holdings, Inc.
a
41,959,873
586,475 Build-A-Bear Workshop, Inc. 31,798,674
66,421 Group 1 Automotive, Inc. 26,405,004
397,966 La-Z-Boy, Inc. 12,615,522
228,995 Modine Manufacturing Company
a
35,084,324
530,155 SharkNinja, Inc.
a
45,328,253
133,658 Texas Roadhouse, Inc. 21,863,776
829,053 Universal Technical Institute, Inc.
a
24,639,455
115,804 Wingstop, Inc. 25,086,621
457,216 Wyndham Hotels & Resorts, Inc. 33,573,371
Total 321,650,242
Consumer Staples  4.1%
56,615 J & J Snack Foods Corporation 4,792,460
589,189 John B. Sanfilippo & Son, Inc. 36,989,286
214,637 Marzetti Company 33,652,935
477,667 Turning Point Brands, Inc. 42,942,263
Total 118,376,944
Energy  3.3%
230,867 Expand Energy Corporation 23,850,870
684,602 Matador Resources Company 27,014,395
1,038,734 TechnipFMC plc 42,951,651
Total 93,816,916
Financials  16.6%
844,622 Ally Financial, Inc. 32,914,919
878,499 Atlantic Union Bankshares
Corporation 28,568,787
331,256 Bank of N.T. Butterfield & Son, Ltd. 15,323,903
1,703,786 Bridgewater Bancshares, Inc.
a
28,044,318
878,553 Donnelley Financial Solutions, Inc.
a
40,369,510
551,592 Enterprise Financial Services
Corporation 28,886,873
264,785 Federal Agricultural Mortgage
Corporation 42,005,492
605,999 Glacier Bancorp, Inc. 24,755,059
209,061 Houlihan Lokey, Inc. 37,438,644
1,464,804 Old National Bancorp 29,925,946
1,231,417 Old Republic International
Corporation 48,591,715
661,437 RLI Corporation 38,998,325
818,906 Triumph Financial, Inc.
a
44,597,621
301,341 Wintrust Financial Corporation 39,180,357
Total 479,601,469
Health Care  14.2%
2,375,935 ADMA Biologics, Inc.
a
36,779,474
1,886,498 Concentra Group Holdings Parent,
Inc. 37,579,040
206,052 CorVel Corporation
a
15,237,545
396,810 Encompass Health Corporation 45,176,819
63,567 Medpace Holdings, Inc.
a
37,180,974
367,213 Merit Medical Systems, Inc.
a
32,145,826
192,468 Penumbra, Inc.
a
43,761,449
1,324,441 Progyny, Inc.
a
24,780,291
282,519 Repligen Corporation
a
42,112,282
1,527,459 Stevanato Group SPA 38,522,516
830,343 Twist Bioscience Corporation
a
27,309,981
74,883 Viemed Healthcare, Inc.
a
483,744
Shares Common Stock  97.2% Value
Health Care  14.2% - continued
797,323 Waystar Holding Corporation
a
$ 28,584,030
Total 409,653,971
Industrials  19.5%
85,576 Acuity, Inc. 31,239,519
852,442 Badger Infrastructure Solutions,
Ltd. 44,726,539
1,229,636 Barrett Business Services, Inc. 49,763,369
314,874 BWX Technologies, Inc. 67,260,235
583,541 Enerpac Tool Group Corporation 23,948,523
2,019,222 Gates Industrial Corporation plc
a
44,584,422
1,092,734 Helios Technologies, Inc. 60,493,754
321,373 ICF International, Inc. 25,799,825
87,589 IES Holdings, Inc.
a
34,324,377
543,959 Korn Ferry 35,194,147
365,231 Limbach Holdings, Inc.
a
34,507,025
231,264 Moog, Inc. 47,374,430
627,192 Trex Company, Inc.
a
30,305,917
356,729 UFP Industries, Inc. 32,865,443
Total 562,387,525
Information Technology  15.2%
1,173,294 CompoSecure, Inc.
a
23,301,619
845,017 Crane NXT Company 53,447,325
126,255 Fabrinet
a
55,624,165
1,044,370 JFrog, Ltd.
a
49,586,688
168,824 Littelfuse, Inc. 41,076,567
284,988 Onto Innovation, Inc.
a
38,461,981
1,115,203 Pegasystems, Inc. 70,982,671
189,962 Plexus Corporation
a
26,575,684
184,210 Silicon Laboratories, Inc.
a
24,146,247
816,871 TTM Technologies, Inc.
a
54,893,731
Total 438,096,678
Materials  6.0%
510,574 Ashland, Inc. 24,967,068
1,198,369 Element Solutions, Inc. 32,020,420
590,590 Greif, Inc. 33,598,665
4,737,672 Ivanhoe Mines, Ltd.
a
47,391,920
23,178 Olin Corporation 479,785
583,219 West Fraser Timber Company, Ltd. 35,576,359
Total 174,034,217
Real Estate  3.9%
197,345 Agree Realty Corporation 14,408,158
2,069,891 Cushman and Wakefield plc
a
32,497,289
419,838 Equity Lifestyle Properties, Inc. 25,631,110
720,260 Terreno Realty Corporation 41,148,454
Total 113,685,011
Utilities  3.2%
342,630 Northwestern Energy Group, Inc. 20,444,732
709,205 Portland General Electric
Company 32,396,484
461,159 Spire, Inc. 39,844,138
Total 92,685,354
Total Common Stock
(cost $2,460,801,884) 2,803,988,327

Small Cap Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   2.0% Value
U.S. Unaffiliated   2.0%
188,498 iShares Semiconductor ETF
b
$ 57,784,062
Total 57,784,062
Total Registered Investment
Companies (cost $46,536,736) 57,784,062
Shares
Collateral Held for Securities
Loaned 1.7% Value
49,406,175 Thrivent Cash Management Trust 49,406,175
Total Collateral Held for
Securities Loaned
(cost $49,406,175) 49,406,175
Shares or
Principal
Amount Short-Term Investments 0.6% Value
State Street Institutional U.S.
Government Money Market
Fund
16,736,934 4.014%
c
16,736,934
Total Short-Term Investments
(cost $16,736,934) 16,736,934
Total Investments (cost
$2,573,481,729) 101.5% $2,927,915,498
Other Assets and Liabilities, Net
(1.5%) (44,445,305)
Total Net Assets 100.0% $2,883,470,193
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of October 31, 2025:
Securities Lending Transactions
Common Stock $ 48,588,175
Total lending $48,588,175
Gross amount payable upon return of
collateral for securities loaned $49,406,175
Net amounts due to counterparty $818,000
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $507,212,954
Gross unrealized depreciation (164,803,984)
Net unrealized appreciation (depreciation) $342,408,970
Cost for federal income tax purposes $2,585,506,528

Small Cap Stock Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 321,650,242 321,650,242 – –
Consumer Staples 118,376,944 118,376,944 – –
Energy 93,816,916 93,816,916 – –
Financials 479,601,469 479,601,469 – –
Health Care 409,653,971 409,653,971 – –
Industrials 562,387,525 517,660,986 44,726,539 –
Information Technology 438,096,678 438,096,678 – –
Materials 174,034,217 126,642,297 47,391,920 –
Real Estate 113,685,011 113,685,011 – –
Utilities 92,685,354 92,685,354 – –
Registered Investment Companies
U.S. Unaffiliated 57,784,062 57,784,062 – –
Short-Term Investments 16,736,934 16,736,934 – –
Subtotal Investments in Securities $2,878,509,323 $2,786,390,864 $92,118,459 $–
Other Investments  * Total
Collateral Held for Securities Loaned 49,406,175
Subtotal Other Investments $49,406,175
Total Investments at Value $2,927,915,498
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $112,896 $253,247 $366,143 $– – –%
Total Affiliated Short-Term Investments 112,896 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   49,664 498,456 498,714 49,406 49,406 1.7
Total Collateral Held for Securities Loaned 49,664 49,406 1.7
Total Value $162,560 $49,406
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $869
Total Income/Non Cash Income from Affiliated Investments $869
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 61
Total Affiliated Income from Securities Loaned, Net $61
Total $– $– $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2025
Aggressive
Allocation Fund
Dynamic Allocation
Fund
(a)
Global Stock Fund
Assets
Investments in unaffiliated securities at cost $1,503,351,806 $315,367,843 $1,681,070,416
Investments in affiliated securities at cost $926,249,680 $89,692,804 $85,439,178
Investments in unaffiliated securities at value
(#)
$1,871,811,083 $363,564,223 $2,245,616,198
Investments in affiliated securities at value 1,352,602,322 97,160,478 101,774,934
Cash 119,793 1,717 8,802
Foreign Currency — — 107,900
(c)
Initial margin deposit on open future contracts — 65,500 95,000
Dividends and interest receivable 2,989,658 1,703,537 6,409,096
Prepaid expenses 34,471 6,854 21,692
Prepaid trustee fees 14,858 2,008 8,916
Receivable for:
Investments sold 2,989,458 1,442,778 2,464,503
Investments sold on a delayed-delivery basis 3,976,410 796,219 —
Fund shares sold 1,303,244 302,815 109,561
Expense reimbursements 42,107 1,527 —
Variation margin on open future contracts 2,020,645 109,146 1,159,762
Variation margin on open swap contracts — 956 —
Total Assets 3,237,904,049 465,157,758 2,357,776,364
Liabilities
Distributions payable — — —
Accrued expenses 209,030 53,585 147,860
Payable for:
Investments purchased 2,464,782 860,858 973,089
Investments purchased on a delayed-delivery basis 32,983,510 17,565,485 —
Return of collateral for securities loaned 613,885 4,332,834 17,777,515
Foreign capital gain tax liability — — —
Fund shares redeemed 1,508,407 220,141 1,058,315
Variation margin on open future contracts 538,481 88,817 596,695
Investment advisory fees 190,115 20,052 105,102
Administrative fees 4,492 620 3,284
Distribution fees 29,141 4,917 35,813
Transfer agent fees 205,773 25,259 99,361
Trustee deferred compensation 92,037 43,502 262,762
Total Liabilities 38,839,653 23,216,070 21,059,796
Net Assets
Capital stock (beneficial interest) 2,212,215,855 368,509,335 1,538,926,998
Distributable earnings/(accumulated loss) 986,848,541 73,432,353 797,789,570
Total Net Assets $3,199,064,396 $441,941,688 $2,336,716,568
Class S Share Capital $1,788,386,972 $203,670,952 $604,342,748
Shares of beneficial interest outstanding (Class S) 83,119,908 13,622,312 18,859,987
Net asset value per share $21.52 $14.95 $32.04
Class A Share Capital $1,410,677,424 $238,270,736 $1,732,373,820
Shares of beneficial interest outstanding (Class A) 66,535,054 15,887,272 55,102,197
Net asset value per share $21.20 $15.00 $31.44
Maximum public offering price $22.20 $15.71 $32.92
(#)
Includes securities on loan of 622,055 4,231,905 16,871,094
(a)
(b)
Effective February 28, 2025, Balanced Income Plus Fund changed its name to Dynamic Allocation Fund.
Effective February 28, 2025, International Allocation Fund changed its name to International Equity Fund.
(c) Foreign currency holdings, cost $104,054.
(d) Foreign currency holdings, cost $322,144.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Equity Fund
(b)
Large Cap
Growth Fund
Large Cap Value
Fund
$43,633,714 $52,496,118 $648,239,841 $1,283,605,940 $691,529,834 $2,231,432,106 $2,131,424,070
$2,700,000 $— $42,217,373 $11,616,943 $64,203,871 $— $12,943,350
$43,384,855 $51,210,491 $651,866,272 $1,278,674,246 $874,622,286 $4,220,873,119 $2,970,612,580
2,700,000 — 42,217,373 11,616,943 64,203,871 — 12,943,350
— 8,295 55,495 — 1,515 — —
— — — — 328,309
(d)
— —
— — — — — — —
229,915 773,015 9,798,946 14,348,350 5,912,989 1,121,708 2,676,559
6,340 4,740 18,354 21,015 10,144 36,224 21,088
1,529 1,529 2,587 4,671 1,529 12,928 8,641
689,645 — 306,309 — — 10,577,124 —
2,307,003 — — — — — —
18,135 188,771 377,410 1,920,491 34,314 2,831,305 2,257,775
2,090 2,352 — — 933 — —
— — — — 159,108 — —
— — — — — — —
49,339,512 52,189,193 704,642,746 1,306,585,716 945,274,998 4,235,452,408 2,988,519,993
1,305 15,448 598,242 117,938 — — —
26,912 24,904 47,941 119,903 153,283 252,918 223,746
149,800 — — 3,870,748 — — —
5,728,851 529,303 2,706,900 6,021,833 — — —
— — 42,217,373 11,616,943 — — 12,943,350
— — — — 203,985 — —
36,866 28,487 390,170 1,073,419 65,379 1,972,257 1,231,585
— — — 20,156 241,752 — —
1,422 2,118 20,969 34,746 51,782 217,673 110,340
60 72 919 1,794 1,327 5,935 4,168
18 — 6,353 4,708 2,479 13,684 7,056
1,966 1,078 28,540 27,198 21,606 99,984 44,304
17,047 8,977 76,606 88,474 77,977 90,894 95,324
5,964,247 610,387 46,094,013 22,997,860 819,570 2,653,345 14,659,873
55,741,720 55,616,926 771,109,293 1,375,783,347 708,198,185 2,121,476,274 1,969,251,436
(12,366,455) (4,038,120) (112,560,560) (92,195,491) 236,257,243 2,111,322,789 1,004,608,684
$43,375,265 $51,578,806 $658,548,733 $1,283,587,856 $944,455,428 $4,232,799,063 $2,973,860,120
$41,581,072 $51,578,806 $348,941,567 $1,055,072,961 $824,687,588 $3,568,435,010 $2,631,901,653
4,639,509 5,417,631 81,298,294 126,458,236 63,420,742 138,059,513 78,834,071
$8.96 $9.52 $4.29 $8.34 $13.00 $25.85 $33.39
$1,794,193 $— $309,607,166 $228,514,895 $119,767,840 $664,364,053 $341,958,467
200,371 — 72,160,112 27,369,596 9,279,194 30,860,641 10,361,538
$8.95 $— $4.29 $8.35 $12.91 $21.53 $33.00
$9.13 $— $4.49 $8.74 $13.52 $22.54 $34.55
— — 40,342,078 11,212,966 — — 12,514,061

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
As of October 31, 2025
Mid Cap Growth
Fund Mid Cap Stock Fund Mid Cap Value Fund
Assets
Investments in unaffiliated securities at cost $28,158,635 $2,351,013,497 $12,254,743
Investments in affiliated securities at cost $194,225 $31,500,000 $—
Investments in unaffiliated securities at value
(#)
$35,950,755 $3,085,537,199 $15,348,493
Investments in affiliated securities at value 194,225 31,500,000 —
Cash — — —
Initial margin deposit on open future contracts — — —
Dividends and interest receivable 7,922 2,016,469 15,054
Prepaid expenses 4,673 28,924 1,438
Prepaid trustee fees 1,529 14,088 304
Receivable for:
Investments sold 599,166 15,167,448 303,225
Investments sold on a delayed-delivery basis — — —
Fund shares sold 6,349 982,388 2,587
Expense reimbursements 1,828 — 1,696
Variation margin on open future contracts — — —
Variation margin on open swap contracts — — —
Total Assets 36,766,447 3,135,246,516 15,672,797
Liabilities
Distributions payable — — —
Accrued expenses 18,549 236,708 10,044
Payable for:
Investments purchased 641,013 14,707,433 185,161
Investments purchased on a delayed-delivery basis — — —
Return of collateral for securities loaned 194,225 31,500,000 —
Fund shares redeemed 33,511 2,485,811 30,187
Variation margin on open future contracts — — —
Variation margin on open swap contracts — — —
Investment advisory fees 2,241 155,142 992
Administrative fees 51 4,325 22
Distribution fees — 27,485 —
Transfer agent fees 6,366 110,431 2,007
Trustee deferred compensation 8,478 224,620 8,286
Total Liabilities 904,434 49,451,955 236,699
Net Assets
Capital stock (beneficial interest) 29,318,004 1,987,291,619 9,638,811
Distributable earnings/(accumulated loss) 6,544,009 1,098,502,942 5,797,287
Total Net Assets $35,862,013 $3,085,794,561 $15,436,098
Class S Share Capital $35,862,013 $1,752,466,649 $15,436,098
Shares of beneficial interest outstanding (Class S) 2,280,839 47,402,275 854,290
Net asset value per share $15.72 $36.97 $18.07
Class A Share Capital $— $1,333,327,912 $—
Shares of beneficial interest outstanding (Class A) — 43,095,497 —
Net asset value per share $— $30.94 $—
Maximum public offering price $— $32.40 $—
(#)
Includes securities on loan of 191,607 29,022,000 —
(a) Effective February 28, 2025, Opportunity Income Plus Fund changed its name to Multisector Bond Fund.
(b)
*
Effective February 28, 2025, Limited Maturity Bond Fund changed its name to Short-Term Bond Fund.
Securities held by the Fund are valued on the basis of amortized cost, which approximates fair value.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Multisector Bond
Fund
(a)
Municipal Bond
Fund
Short-Term Bond
Fund
(b)
$1,863,994,940 $2,056,355,331 $591,571,662 $3,380,479,995 $820,198,690 $1,166,522,881 $1,249,604,359
$1,459,160,784 $2,020,965,273 $432,918,209 $— $126,271,672 $— $16,385,916
$2,134,401,932 $2,414,110,974 $620,247,733 $3,380,479,995* $824,638,496 $1,146,348,059 $1,257,890,798
2,126,830,632 2,971,405,792 587,758,150 — 124,144,656 — 16,385,916
399,279 555,310 6,431 30,173 61,142 19,287 1,560
90,000 5,000 15,000 — — — —
8,926,369 6,880,098 3,922,542 9,197,995 6,733,976 16,557,322 9,618,723
40,502 46,126 25,425 32,313 14,619 18,130 29,559
19,548 24,970 5,497 15,538 4,221 5,368 4,958
1,831,901 2,484,395 748,222 — 3,072,160 — —
5,129,631 708,770 927,686 — 8,596,326 — —
2,097,496 2,731,702 657,734 10,330,138 1,092,951 613,123 3,999,308
69,075 99,854 15,542 3,298 — 3,146 —
2,184,446 2,909,337 330,848 — 17,031 — —
— — — — 9,918 — —
4,282,020,811 5,401,962,328 1,214,660,810 3,400,089,450 968,385,496 1,163,564,435 1,287,930,822
— — — 123,367 82,348 335,436 37,123
198,417 230,588 93,104 148,924 126,807 96,477 119,689
1,524,210 1,977,543 585,422 43,867,987 2,523,351 — 4,095,162
55,608,013 30,821,211 19,778,085 42,607,771 28,451,985 6,125,375 32,951,060
13,111,590 5,477,950 4,240,817 — 23,037,276 — 10,385,916
1,919,540 3,934,115 608,919 11,654,609 804,104 954,148 1,085,226
878,179 1,073,287 191,662 — — — —
19,913 21,444 5,464 — — — —
213,426 291,806 57,438 60,427 32,039 39,401 28,392
5,902 7,518 1,668 4,612 1,274 1,614 1,721
43,657 56,720 12,546 — 3,113 14,515 2,416
164,875 249,555 51,703 125,732 22,176 25,868 37,203
142,617 169,901 57,631 — 67,362 157,231 93,947
73,830,339 44,311,638 25,684,459 98,593,429 55,151,835 7,750,065 48,837,855
3,081,015,708 3,751,427,541 970,598,199 3,301,301,149 994,648,000 1,261,594,011 1,252,743,218
1,127,174,764 1,606,223,149 218,378,152 194,872 (81,414,339) (105,779,641) (13,650,251)
$4,208,190,472 $5,357,650,690 $1,188,976,351 $3,301,496,021 $913,233,661 $1,155,814,370 $1,239,092,967
$2,092,114,608 $2,610,410,065 $580,790,289 $2,498,300,477 $761,761,168 $449,628,545 $1,002,430,247
119,991,248 132,751,914 41,171,258 2,498,140,309 82,141,756 44,329,273 79,678,486
$17.44 $19.66 $14.11 $1.00 $9.27 $10.14 $12.58
$2,116,075,864 $2,747,240,625 $608,186,062 $803,195,544 $151,472,493 $706,185,825 $236,662,720
121,807,730 141,463,763 43,271,789 803,125,403 16,334,874 69,621,743 18,805,271
$17.37 $19.42 $14.06 $1.00 $9.27 $10.14 $12.58
$18.19 $20.34 $14.72 $1.00 $9.71 $10.62 $12.58
12,658,136 5,301,064 4,085,651 — 22,364,490 — 10,069,282

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2025
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $111,844,703 $2,524,075,554
Investments in affiliated securities at cost $— $49,406,175
Investments in unaffiliated securities at value
(#)
$135,461,435 $2,878,509,323
Investments in affiliated securities at value — 49,406,175
Cash 609 35
Dividends and interest receivable 12,575 433,365
Prepaid expenses 5,624 24,787
Prepaid trustee fees 1,529 13,273
Receivable for:
Investments sold 42,275 7,694,484
Fund shares sold 155,160 2,741,026
Expense reimbursements 3,441 —
Total Assets 135,682,648 2,938,822,468
Liabilities
Accrued expenses 38,361 361,758
Payable for:
Investments purchased 414,776 1,945,158
Return of collateral for securities loaned — 49,406,175
Fund shares redeemed 160,424 3,281,017
Investment advisory fees 9,029 148,001
Administrative fees 192 4,105
Distribution fees — 10,430
Transfer agent fees 10,068 58,003
Trustee deferred compensation 8,977 137,628
Total Liabilities 641,827 55,352,275
Net Assets
Capital stock (beneficial interest) 113,453,563 2,476,108,824
Distributable earnings/(accumulated loss) 21,587,258 407,361,369
Total Net Assets $135,040,821 $2,883,470,193
Class S Share Capital $135,040,821 $2,384,327,934
Shares of beneficial interest outstanding (Class S) 7,249,117 74,586,626
Net asset value per share $18.63 $31.97
Class A Share Capital $— $499,142,259
Shares of beneficial interest outstanding (Class A) — 21,567,224
Net asset value per share $— $23.14
Maximum public offering price $— $24.23
(#)
Includes securities on loan of — 48,588,175

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2025
Aggressive Allocation
Fund
Dynamic Allocation
Fund
(a)
Global Stock Fund
Investment Income
Dividends $22,155,150 $2,906,087 $46,105,123
Taxable interest 6,296,134 9,979,843 5,507,370
Tax-Exempt interest — — —
Income from mortgage dollar rolls 17,485 7,466 —
Affiliated income from securities loaned, net 7,169 24,146 70,055
Income from affiliated investments 13,133,708 1,176,077 —
Non cash income 14,010 663 24,983
Non cash income from affiliated investments 15,893,301 2,166,790 2,478,288
Foreign tax withholding (74,153) (9,084) (1,357,793)
Total Investment Income 57,442,804 16,251,988 52,828,026
Expenses
Adviser fees 20,783,058 2,311,107 11,846,157
Administrative service fees 569,553 151,434 445,861
Audit and legal fees 64,887 45,264 92,440
Custody fees 77,622 60,226 218,141
Distribution expenses Class A 3,277,345 580,017 4,033,741
Insurance expenses 9,254 4,117 7,901
Pricing service fees — — —
Printing and postage expenses Class S 399,725 34,544 32,342
Printing and postage expenses Class A 183,326 42,913 283,654
SEC and state registration expenses 123,739 41,236 65,323
Transfer agent fees Class S 2,035,473 148,021 164,673
Transfer agent fees Class A 874,417 187,579 1,241,648
Trustees' fees 106,302 17,355 82,284
Other expenses 44,670 129,282 86,027
Total Expenses Before Reimbursement 28,549,371 3,753,095 18,600,192
Less:
Reimbursement from adviser (4,774,389) (114,267) —
Total Net Expenses 23,774,982 3,638,828 18,600,192
Net Investment Income/(Loss) 33,667,822 12,613,160 34,227,834
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 73,704,659 14,953,134 131,725,863
Affiliated investments 17,238,463 54,100 1,569,672
Distributions of realized capital gains from
affiliated investments 41,969,408 — 4,172,522
Futures contracts 58,207,526 1,389,166 59,634,770
Foreign currency transactions 6,629 828 82,608
Swap agreements (561,869) (86,138) (343,173)
Change in net unrealized appreciation/(depreciation) on:
Investments 94,759,477 8,544,360 136,999,659
Affiliated investments 92,293,544 6,522,246 8,191,702
Futures contracts 20,217,395 2,871,100 13,682,669
Foreign currency transactions (284,320) (28,062) 253,439
Swap agreements 646,231 36,597 394,699
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 398,197,143 34,257,331 356,364,430
Net Increase/(Decrease) in Net Assets Resulting
From Operations $431,864,965 $46,870,491 $390,592,264
(a) Effective February 28, 2025, Balanced Income Plus Fund changed its name to Dynamic Allocation Fund.
(b) Effective February 28, 2025, International Allocation Fund changed its name to International Equity Fund.
(c) Includes foreign capital gain taxes paid of $173,743.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Equity Fund
(b)
Large Cap
Growth Fund
Large Cap Value
Fund
$24,700 $12 $1,130,035 $785,522 $26,273,543 $26,006,064 $60,739,443
1,596,064 15,188 41,723,097 59,188,816 277,095 188,352 83,019
— 2,349,865 — — — — —
2,274 — — — — — —
— — 277,802 61,019 4,019 365 58,462
156,256 — 185,408 234,688 2,087,982 663,163 666,538
— — — — — — —
— — — — — — —
— — — — (1,843,836) (92,557) (451,712)
1,779,294 2,365,065 43,316,342 60,270,045 26,798,803 26,765,387 61,095,750
160,348 240,804 2,468,904 3,964,079 5,585,397 22,353,799 12,000,251
86,815 88,187 187,775 283,381 222,810 685,024 533,343
42,313 40,824 43,727 45,906 112,236 56,182 54,165
4,924 2,672 9,471 17,349 359,194 30,919 62,759
2,245 — 779,269 564,058 274,849 1,442,656 799,913
3,258 3,276 4,659 5,664 5,030 10,253 8,756
— 67,676 — — — — —
10,832 12,738 27,137 65,267 13,427 212,072 86,660
4,671 — 68,708 55,787 46,284 78,774 50,484
30,613 20,458 56,442 91,469 45,202 142,341 105,056
54,163 42,822 230,860 879,912 81,130 2,297,757 1,846,525
3,748 — 267,860 218,703 233,147 412,611 267,220
11,894 11,273 24,407 38,845 16,908 83,747 62,574
28,969 16,343 93,494 57,069 183,819 38,921 34,600
444,793 547,073 4,262,713 6,287,489 7,179,433 27,845,056 15,912,306
(236,621) (258,108) — — (130,405) — —
208,172 288,965 4,262,713 6,287,489 7,049,028 27,845,056 15,912,306
1,571,122 2,076,100 39,053,629 53,982,556 19,749,775 (1,079,669) 45,183,444
37,633 (306,484) (4,516,688) (7,561,096) 53,200,452
(c)
139,215,616 127,761,735
— — 5,489 — — 19,289 21,600
— — — — — — —
(40,145) 4,092 — (1,238,835) 15,749,200 — —
— — 25,062 — (85,146) — 3,832
— — — — — — —
807,764 (421,727) 13,063,321 35,304,179 82,504,702 705,897,536 189,278,868
— — (5,489) — — (19,289) (21,600)
40,964 (8,966) — 1,198,968 2,799,821 — —
— — — — 91,746 — 39,948
— — — — — — —
— — — — 143,332 — —
846,216 (733,085) 8,571,695 27,703,216 154,404,107 845,113,152 317,084,383
$2,417,338 $1,343,015 $47,625,324 $81,685,772 $174,153,882 $844,033,483 $362,267,827

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Operations – continued
For the year ended October 31, 2025
Mid Cap Growth Fund Mid Cap Stock Fund Mid Cap Value Fund
Investment Income
Dividends $186,420 $48,674,452 $607,438
Taxable interest 205 163,414 131
Tax-Exempt interest — — —
Income from mortgage dollar rolls — — —
Affiliated income from securities loaned, net 2,203 65,669 10
Income from affiliated investments 10,656 955,897 4,339
Non cash income — — —
Non cash income from affiliated investments — — —
Foreign tax withholding (561) (96,032) (2,090)
Total Investment Income 198,923 49,763,400 609,828
Expenses
Adviser fees 260,288 21,654,268 199,278
Administrative service fees 85,900 692,132 84,517
Audit and legal fees 41,629 60,595 43,075
Custody fees 4,762 34,334 6,139
Distribution expenses Class A — 3,502,101 —
Insurance expenses 3,255 11,950 3,260
Printing and postage expenses Class S 22,296 183,061 16,267
Printing and postage expenses Class A — 188,404 —
SEC and state registration expenses 19,121 110,016 19,886
Transfer agent fees Class S 81,188 2,399,087 48,307
Transfer agent fees Class A — 1,020,979 —
Trustees' fees 11,231 128,934 11,231
Other expenses 16,853 47,843 16,874
Total Expenses Before Reimbursement 546,523 30,033,704 448,834
Less:
Reimbursement from adviser (234,178) — (209,701)
Total Net Expenses 312,345 30,033,704 239,133
Net Investment Income/(Loss) (113,422) 19,729,696 370,695
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 995,121 414,274,178 4,574,645
Affiliated investments — 28,138 —
Class action settlements — — —
In-kind redemptions — 69,206,459 —
Distributions of realized capital gains from
affiliated investments — — —
Futures contracts — — —
Foreign currency transactions — — 1
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 1,320,532 (412,648,522) (3,124,928)
Affiliated investments — (28,138) —
Futures contracts — — —
Foreign currency transactions — — 44
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) 2,315,653 70,832,115 1,449,762
Net Increase/(Decrease) in Net Assets Resulting
From Operations $2,202,231 $90,561,811 $1,820,457
(a) Effective February 28, 2025, Opportunity Income Plus Fund changed its name to Multisector Bond Fund.
(*) These class action proceeds were received during the current year from the SSA Bonds Antitrust Litigation and GSE Securities Litigation
class action settlement which the Fund was party to due to previously held investments between 2005-2019.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Operations – continued
Moderate Allocation
Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund Money Market Fund
Multisector Bond
Fund
(a)
Municipal Bond
Fund
$18,953,589 $26,198,903 $3,316,869 $9,707,019 $4,008,265 $—
33,371,328 20,413,722 17,066,714 127,249,893 39,208,991 30,562
— — — — — 49,491,763
26,199 15,094 6,070 — 46 —
42,359 28,846 15,550 — 136,128 —
19,449,635 24,992,143 5,721,576 — 1,446,379 —
15,288 23,544 2,674 — — —
30,987,949 39,535,126 11,817,369 — 4,914,294 —
(52,637) (70,439) (2,845) — — —
102,793,710 111,136,939 37,943,977 136,956,912 49,714,103 49,522,325
24,068,039 32,649,116 6,623,314 6,966,977 3,784,863 4,827,076
744,219 917,957 272,124 608,443 230,232 278,029
70,241 74,461 57,480 52,509 46,578 46,506
95,804 99,293 71,491 30,988 47,914 13,152
5,038,961 6,479,537 1,477,624 — 382,646 1,864,509
11,617 13,772 5,690 9,591 5,033 5,856
257,855 393,760 81,973 364,096 60,977 31,045
236,283 317,343 88,262 198,636 39,813 85,170
151,862 156,262 69,220 293,309 69,546 68,201
1,367,179 1,886,504 364,527 1,099,267 953,634 456,620
1,038,465 1,483,563 356,506 559,440 168,808 295,973
147,283 184,785 43,363 108,188 35,683 53,707
132,306 136,473 111,341 47,002 153,808 178,859
33,360,114 44,792,826 9,622,915 10,338,446 5,979,535 8,204,703
(7,855,661) (11,251,022) (1,798,143) (393,066) — (320,279)
25,504,453 33,541,804 7,824,772 9,945,380 5,979,535 7,884,424
77,289,257 77,595,135 30,119,205 127,011,532 43,734,568 41,637,901
71,796,411 97,048,789 11,470,667 75,521 1,023,838 (4,419,045)
25,866,755 25,519,991 5,066,635 — (730,975) —
— — — 29,014(*) — —
— — — — — —
68,011,201 100,459,303 13,818,045 — — —
39,246,533 66,463,885 8,431,735 — (1,009,480) —
4,680 7,681 547 — — —
969,112 830,810 327,257 — (590,865) —
91,802,298 111,142,161 16,506,887 (46,733) 13,348,231 (9,717,249)
112,085,810 205,211,082 28,143,162 — 6,571,393 —
23,312,237 30,248,156 6,070,897 — 576,273 —
(445,362) (498,349) (153,712) — — —
688,627 986,288 118,427 — 30,940 —
433,338,302 637,419,797 89,800,547 57,802 19,219,355 (14,136,294)
$510,627,559 $715,014,932 $119,919,752 $127,069,334 $62,953,923 $27,501,607

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2025
Short-Term Bond
Fund
(a)
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $592,813 $1,238,309 $39,573,931
Taxable interest 56,100,891 2,245 31,566
Income from mortgage dollar rolls 12,891 — —
Affiliated income from securities loaned, net 42,212 702 60,607
Income from affiliated investments 261,305 57,711 869,108
Foreign tax withholding — (3,096) (252,266)
Total Investment Income 57,010,112 1,295,871 40,282,946
Expenses
Adviser fees 3,464,313 1,606,786 18,808,761
Administrative service fees 290,073 114,278 604,180
Audit and legal fees 47,171 42,549 56,813
Custody fees 17,098 13,042 49,548
Distribution expenses Class A 286,628 — 1,310,859
Insurance expenses 5,955 3,661 9,969
Printing and postage expenses Class S 103,680 64,997 285,792
Printing and postage expenses Class A 62,126 — 88,709
SEC and state registration expenses 101,876 25,784 102,749
Transfer agent fees Class S 1,016,517 340,006 3,484,862
Transfer agent fees Class A 231,891 — 487,085
Trustees' fees 46,350 11,273 112,881
Other expenses 78,864 17,815 41,806
Total Expenses Before Reimbursement 5,752,542 2,240,191 25,444,014
Less:
Reimbursement from adviser — (324,646) —
Total Net Expenses 5,752,542 1,915,545 25,444,014
Net Investment Income/(Loss) 51,257,570 (619,674) 14,838,932
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 809,098 20,495,300 72,460,716
Futures contracts 11,595 — —
Foreign currency transactions — 5,104 56,872
Change in net unrealized appreciation/(depreciation)
on:
Investments 17,919,755 (12,890,618) (106,754,036)
Futures contracts (98,540) — —
Net Realized and Unrealized Gains/(Losses) 18,641,908 7,609,786 (34,236,448)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $69,899,478 $6,990,112 $(19,397,516)
(a) Effective February 28, 2025, Limited Maturity Bond Fund changed its name to Short-Term Bond Fund.

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Dynamic Allocation Fund
(a)
For the periods ended
10/31/2025 10/31/2024 10/31/2025 10/31/2024
Operations
Net investment income/(loss) $33,667,822 $33,576,973 $12,613,160 $12,453,559
Net realized gains/(losses) 190,564,816 172,129,498 16,311,090 13,342,717
Change in net unrealized appreciation/(depreciation) 207,632,327 422,209,848 17,946,241 (45,260,565)
Net Change in Net Assets Resulting From Operations 431,864,965 627,916,319 46,870,491 71,056,841
Distributions to Shareholders
From income/realized gains Class S (115,369,286) (42,820,105) (9,041,611) (5,657,426)
From income/realized gains Class A (100,638,735) (41,551,589) (10,665,075) (6,884,668)
Total from income/realized gains (216,008,021) (84,371,694) (19,706,686) (12,542,094)
Total Distributions to Shareholders (216,008,021) (84,371,694) (19,706,686) (12,542,094)
Capital Stock Transactions
Class S
Sold 356,272,158 317,646,496 39,825,071 (30,563,558)
Issued in connection with merger – – – –
Distributions reinvested 115,280,522 42,765,037 8,748,988 (5,459,628)
Redeemed (240,982,301) (216,285,576) (41,863,549) 37,566,339
Total Class S Capital Stock Transactions 230,570,379 144,125,957 6,710,510 1,543,153
Class A
Sold 86,253,289 76,099,231 12,317,886 (10,862,035)
Distributions reinvested 100,386,757 41,453,501 10,397,986 (6,694,101)
Redeemed (150,081,214) (132,776,010) (32,845,207) 36,701,182
Total Class A Capital Stock Transactions 36,558,832 (15,223,278) (10,129,335) 19,145,046
Capital Stock Transactions 267,129,211 128,902,679 (3,418,825) 20,688,199
Net Increase/(Decrease) in Net Assets 482,986,155 672,447,304 23,744,980 37,826,548
Net Assets, Beginning of Period 2,716,078,241 2,043,630,937 418,196,708 380,370,160
Net Assets, End of Period $3,199,064,396 $2,716,078,241 $441,941,688 $418,196,708
Capital Stock Share Transactions
Class S shares
Sold 18,251,712 16,982,035 2,812,682 2,252,462
Issued in connection with merger – – – –
Distributions reinvested 5,869,347 2,425,882 621,255 399,504
Redeemed (12,272,129) (11,506,382) (2,968,738) (2,777,710)
Total Class S share transactions 11,848,930 7,901,535 465,199 (125,744)
Class A shares
Sold 4,472,011 4,124,807 862,376 802,157
Distributions reinvested 5,180,036 2,382,876 736,407 488,706
Redeemed (7,724,763) (7,154,660) (2,308,898) (2,711,190)
Total Class A share transactions 1,927,284 (646,977) (710,115) (1,420,327)
(a) Effective February 28, 2025, Balanced Income Plus Fund changed its name to Dynamic Allocation Fund.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024
$34,227,834 $32,656,448 $1,571,122 $2,017,776 $2,076,100 $1,609,280 $39,053,629 $40,392,956
196,842,262 196,999,446 (2,512) (2,975,262) (302,392) (631,534) (4,486,137) (20,109,675)
159,522,168 285,553,495 848,728 7,552,311 (430,693) 4,933,237 13,057,832 66,612,909
390,592,264 515,209,389 2,417,338 6,594,825 1,343,015 5,910,983 47,625,324 86,896,190
(57,710,600) (23,469,674) (1,505,790) (1,945,675) (2,076,101) (1,609,284) (20,328,176) (20,909,616)
(176,876,241) (79,189,192) (65,342) (72,101) – – (18,791,021) (19,275,378)
(234,586,841) (102,658,866) (1,571,132) (2,017,776) (2,076,101) (1,609,284) (39,119,197) (40,184,994)
(234,586,841) (102,658,866) (1,571,132) (2,017,776) (2,076,101) (1,609,284) (39,119,197) (40,184,994)
22,460,791 18,696,238 20,979,599 10,785,250 17,571,693 17,720,153 71,174,907 52,830,020
– 22,836,969 – – – – – –
57,570,179 23,409,306 1,487,950 1,796,066 1,881,906 1,438,405 17,742,470 18,392,446
(24,962,626) (22,047,223) (13,950,980) (63,850,817) (12,609,280) (12,901,416) (57,856,578) (121,113,802)
55,068,344 42,895,290 8,516,569 (51,269,501) 6,844,319 6,257,142 31,060,799 (49,891,336)
30,499,397 23,564,157 – 6,809 – – 15,218,890 10,318,413
174,733,338 78,207,779 62,606 69,265 – – 14,130,031 14,413,770
(176,953,930) (158,897,780) (187,161) (382,222) – – (43,772,801) (40,524,033)
28,278,805 (57,125,844) (124,555) (306,148) – – (14,423,880) (15,791,850)
83,347,149 (14,230,554) 8,392,014 (51,575,649) 6,844,319 6,257,142 16,636,919 (65,683,186)
239,352,572 398,319,969 9,238,220 (46,998,600) 6,111,233 10,558,841 25,143,046 (18,971,990)
2,097,363,996 1,699,044,027 34,137,045 81,135,645 45,467,573 34,908,732 633,405,687 652,377,677
$2,336,716,568 $2,097,363,996 $43,375,265 $34,137,045 $51,578,806 $45,467,573 $658,548,733 $633,405,687
774,009 673,673 2,386,601 1,221,685 1,857,934 1,840,072 16,734,108 12,654,983
– 750,443 – – – – – –
2,047,208 890,060 168,632 204,812 199,889 150,492 4,176,073 4,402,371
(870,644) (787,839) (1,592,003) (7,312,267) (1,340,952) (1,353,737) (13,652,270) (29,154,796)
1,950,573 1,526,337 963,230 (5,885,770) 716,871 636,827 7,257,911 (12,097,442)
1,071,278 859,022 – 782 – – 3,579,698 2,477,492
6,323,809 3,021,883 7,105 7,907 – – 3,328,571 3,448,305
(6,235,833) (5,778,896) (21,405) (44,192) – – (10,326,220) (9,727,900)
1,159,254 (1,897,991) (14,300) (35,503) – – (3,417,951) (3,802,103)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Income Fund International Equity Fund
(a)
For the periods ended
10/31/2025 10/31/2024 10/31/2025 10/31/2024
Operations
Net investment income/(loss) $53,982,556 $44,178,578 $19,749,775 $17,523,506
Net realized gains/(losses) (8,799,931) (14,830,114) 68,864,506 49,419,309
Change in net unrealized appreciation/(depreciation) 36,503,147 96,961,670 85,539,601 85,617,734
Net Change in Net Assets Resulting From Operations 81,685,772 126,310,134 174,153,882 152,560,549
Distributions to Shareholders
From income/realized gains Class S (44,159,114) (34,559,144) (19,348,610) (20,035,878)
From income/realized gains Class A (9,636,202) (9,270,553) (2,630,275) (2,936,931)
Total from income/realized gains (53,795,316) (43,829,697) (21,978,885) (22,972,809)
Total Distributions to Shareholders (53,795,316) (43,829,697) (21,978,885) (22,972,809)
Capital Stock Transactions
Class S
Sold 321,802,605 279,315,820 15,108,798 4,955,067
Distributions reinvested 43,596,789 34,137,694 19,343,926 20,031,769
Redeemed (222,909,001) (145,886,796) (10,531,989) (56,428,625)
In-kind redemptions – – – –
Total Class S Capital Stock Transactions 142,490,393 167,566,718 23,920,735 (31,441,789)
Class A
Sold 20,232,516 22,341,937 7,456,995 2,743,047
Distributions reinvested 8,687,578 8,342,275 2,570,872 2,873,520
Redeemed (35,349,533) (36,228,412) (16,449,533) (15,840,383)
Total Class A Capital Stock Transactions (6,429,439) (5,544,200) (6,421,666) (10,223,816)
Capital Stock Transactions 136,060,954 162,022,518 17,499,069 (41,665,605)
Net Increase/(Decrease) in Net Assets 163,951,410 244,502,955 169,674,066 87,922,135
Net Assets, Beginning of Period 1,119,636,446 875,133,491 774,781,362 686,859,227
Net Assets, End of Period $1,283,587,856 $1,119,636,446 $944,455,428 $774,781,362
Capital Stock Share Transactions
Class S shares
Sold 39,453,418 34,540,001 1,275,993 470,186
Distributions reinvested 5,317,507 4,222,850 1,868,978 1,963,899
Redeemed (27,399,625) (18,116,813) (927,127) (5,300,805)
In-kind redemptions – – – –
Total Class S share transactions 17,371,300 20,646,038 2,217,844 (2,866,720)
Class A shares
Sold 2,465,247 2,750,626 635,917 261,296
Distributions reinvested 1,059,405 1,031,885 249,357 283,105
Redeemed (4,324,055) (4,498,784) (1,439,501) (1,509,381)
Total Class A share transactions (799,403) (716,273) (554,227) (964,980)
(a) Effective February 28, 2025, International Allocation Fund changed its name to International Equity Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Large Cap Growth Fund Large Cap Value Fund Mid Cap Growth Fund Mid Cap Stock Fund
10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024
$(1,079,669) $3,083,909 $45,183,444 $43,748,206 $(113,422) $(100,494) $19,729,696 $19,965,857
139,234,905 201,862,670 127,787,167 244,763,892 995,121 1,505,288 483,508,775 162,682,159
705,878,247 736,362,580 189,297,216 285,169,856 1,320,532 5,819,910 (412,676,660) 782,491,971
844,033,483 941,309,159 362,267,827 573,681,954 2,202,231 7,224,704 90,561,811 965,139,987
(163,302,493) (59,397,075) (183,686,710) (63,714,225) – – (100,747,967) (38,114,594)
(38,468,157) (15,130,834) (25,297,571) (9,361,419) – – (66,907,529) (21,786,462)
(201,770,650) (74,527,909) (208,984,281) (73,075,644) – – (167,655,496) (59,901,056)
(201,770,650) (74,527,909) (208,984,281) (73,075,644) – – (167,655,496) (59,901,056)
533,293,391 354,550,178 312,932,123 380,118,691 9,860,302 9,819,859 293,385,191 470,718,514
163,144,123 59,327,614 183,577,691 63,677,386 – – 97,776,093 36,785,918
(288,451,631) (271,214,332) (211,752,881) (217,422,686) (9,921,060) (8,439,467) (883,719,757) (869,980,350)
– – – (89,708,108) – – (209,000,000) –
407,985,883 142,663,460 284,756,933 136,665,283 (60,758) 1,380,392 (701,558,473) (362,475,918)
61,353,842 54,662,320 24,872,462 13,341,405 – – 34,234,188 51,873,184
37,899,522 14,941,885 24,827,550 9,185,168 – – 65,952,048 21,511,053
(70,931,800) (59,202,972) (40,093,601) (41,539,397) – – (194,621,015) (167,170,285)
28,321,564 10,401,233 9,606,411 (19,012,824) – – (94,434,779) (93,786,048)
436,307,447 153,064,693 294,363,344 117,652,459 (60,758) 1,380,392 (795,993,252) (456,261,966)
1,078,570,280 1,019,845,943 447,646,890 618,258,769 2,141,473 8,605,096 (873,086,937) 448,976,965
3,154,228,783 2,134,382,840 2,526,213,230 1,907,954,461 33,720,540 25,115,444 3,958,881,498 3,509,904,533
$4,232,799,063 $3,154,228,783 $2,973,860,120 $2,526,213,230 $35,862,013 $33,720,540 $3,085,794,561 $3,958,881,498
24,699,951 17,938,044 10,199,067 13,165,981 659,018 708,854 8,012,350 13,352,858
7,251,385 3,427,361 6,108,847 2,279,354 – – 2,557,629 1,075,472
(12,850,365) (13,716,496) (6,938,977) (7,400,041) (667,556) (607,898) (24,204,075) (24,470,720)
– – – (3,243,243) – – (5,804,314) –
19,100,971 7,648,909 9,368,937 4,802,051 (8,538) 100,956 (19,438,410) (10,042,390)
3,301,353 3,297,968 817,383 457,605 – – 1,117,688 1,725,047
2,019,152 1,021,319 834,359 332,016 – – 2,055,385 745,409
(3,829,042) (3,554,615) (1,314,852) (1,439,902) – – (6,339,876) (5,577,952)
1,491,463 764,672 336,890 (650,281) – – (3,166,803) (3,107,496)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
3
Mid Cap Value Fund Moderate Allocation Fund
For the periods ended
10/31/2025 10/31/2024 10/31/2025 10/31/2024
Operations
Net investment income/(loss) $370,695 $541,169 $77,289,257 $76,367,295
Net realized gains/(losses) 4,574,646 1,959,121 205,894,692 178,067,859
Change in net unrealized appreciation/(depreciation) (3,124,884) 6,811,476 227,443,610 523,846,941
Net Change in Net Assets Resulting From Operations 1,820,457 9,311,766 510,627,559 778,282,095
Distributions to Shareholders
From income/realized gains Class S (2,014,927) (375,936) (128,702,153) (53,072,016)
From income/realized gains Class A – – (137,299,337) (59,096,017)
Total from income/realized gains (2,014,927) (375,936) (266,001,490) (112,168,033)
Total Distributions to Shareholders (2,014,927) (375,936) (266,001,490) (112,168,033)
Capital Stock Transactions
Class S
Sold 5,119,291 11,061,181 406,275,657 343,682,238
Issued in connection with merger – – – –
Distributions reinvested 2,010,327 375,034 128,272,777 52,882,437
Redeemed (31,237,746) (13,869,214) (354,858,346) (326,319,038)
Total Class S Capital Stock Transactions (24,108,128) (2,432,999) 179,690,088 70,245,637
Class A
Sold – – 116,525,355 105,456,555
Distributions reinvested – – 136,330,750 58,701,042
Redeemed – – (269,666,732) (253,268,932)
Total Class A Capital Stock Transactions – – (16,810,627) (89,111,335)
Capital Stock Transactions (24,108,128) (2,432,999) 162,879,461 (18,865,698)
Net Increase/(Decrease) in Net Assets (24,302,598) 6,502,831 407,505,530 647,248,364
Net Assets, Beginning of Period 39,738,696 33,235,865 3,800,684,942 3,153,436,578
Net Assets, End of Period $15,436,098 $39,738,696 $4,208,190,472 $3,800,684,942
Capital Stock Share Transactions
Class S shares
Sold 300,232 665,393 25,064,406 22,059,718
Issued in connection with merger – – – –
Distributions reinvested 112,911 22,552 7,939,482 3,437,142
Redeemed (1,744,523) (827,618) (21,901,588) (21,031,089)
Total Class S share transactions (1,331,380) (139,673) 11,102,300 4,465,771
Class A shares
Sold – – 7,204,013 6,827,609
Distributions reinvested – – 8,469,696 3,839,221
Redeemed – – (16,691,621) (16,377,247)
Total Class A share transactions – – (1,017,912) (5,710,417)
(a) Effective February 28, 2025, Opportunity Income Plus Fund changed its name to Multisector Bond Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund Money Market Fund Multisector Bond Fund
(a)
10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024
$77,595,135 $76,021,875 $30,119,205 $30,004,124 $127,011,532 $124,490,939 $43,734,568 $36,999,014
290,330,459 219,847,521 39,114,886 29,281,418 104,535 38,824 (1,307,482) (7,567,136)
347,089,338 698,571,024 50,685,661 133,961,782 (46,733) 46,733 20,526,837 55,733,834
715,014,932 994,440,420 119,919,752 193,247,324 127,069,334 124,576,496 62,953,923 85,165,712
(148,475,021) (59,525,874) (17,686,162) (14,661,384) (94,769,697) (89,736,486) (36,180,136) (29,365,235)
(168,140,163) (83,228,434) (18,160,307) (16,372,909) (32,223,083) (34,754,453) (7,200,083) (7,782,792)
(316,615,184) (142,754,308) (35,846,469) (31,034,293) (126,992,780) (124,490,939) (43,380,219) (37,148,027)
(316,615,184) (142,754,308) (35,846,469) (31,034,293) (126,992,780) (124,490,939) (43,380,219) (37,148,027)
443,864,210 627,072,321 128,332,196 97,999,391 2,289,553,723 2,259,761,119 237,896,208 232,809,660
– – – – – – – 48,220,844
148,251,303 59,423,478 17,602,449 14,585,386 93,243,797 88,008,943 35,519,506 28,803,389
(350,491,435) (322,281,354) (124,573,268) (126,293,533) (1,987,218,233) (1,650,286,495) (209,751,312) (145,736,413)
241,624,078 364,214,445 21,361,377 (13,708,756) 395,579,287 697,483,567 63,664,402 164,097,480
135,825,277 130,319,609 40,042,204 29,855,979 506,217,853 527,558,298 9,025,926 6,925,967
167,365,806 82,920,789 17,947,115 16,190,355 31,517,165 34,041,892 6,597,697 7,125,709
(322,376,259) (291,233,399) (91,888,528) (109,131,392) (476,700,171) (436,115,397) (26,638,974) (31,859,363)
(19,185,176) (77,993,001) (33,899,209) (63,085,058) 61,034,847 125,484,793 (11,015,351) (17,807,687)
222,438,902 286,221,444 (12,537,832) (76,793,814) 456,614,134 822,968,360 52,649,051 146,289,793
620,838,650 1,137,907,556 71,535,451 85,419,217 456,690,688 823,053,917 72,222,755 194,307,478
4,736,812,040 3,598,904,484 1,117,440,900 1,032,021,683 2,844,805,333 2,021,751,416 841,010,906 646,703,428
$5,357,650,690 $4,736,812,040 $1,188,976,351 $1,117,440,900 $3,301,496,021 $2,844,805,333 $913,233,661 $841,010,906
24,674,773 36,696,212 9,646,135 7,725,062 2,289,553,723 2,259,769,341 26,192,670 26,047,998
– – – – – – – 5,286,593
8,318,046 3,668,949 1,329,472 1,145,323 93,243,797 88,008,943 3,896,430 3,204,545
(19,503,320) (18,862,036) (9,348,261) (10,032,134) (1,987,218,231) (1,650,286,493) (23,162,503) (16,232,829)
13,489,499 21,503,125 1,627,346 (1,161,749) 395,579,289 697,491,791 6,926,597 18,306,307
7,649,978 7,720,605 3,020,390 2,368,973 506,217,853 527,558,298 989,183 773,468
9,488,140 5,174,979 1,361,758 1,276,633 31,517,165 34,041,892 723,908 793,905
(18,090,311) (17,231,695) (6,931,384) (8,689,267) (476,700,170) (436,123,619) (2,928,930) (3,566,368)
(952,193) (4,336,111) (2,549,236) (5,043,661) 61,034,848 125,476,571 (1,215,839) (1,998,995)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Municipal Bond Fund
For the periods ended
10/31/2025 10/31/2024
Operations
Net investment income/(loss) $41,637,901 $41,166,323
Net realized gains/(losses) (4,419,045) (9,237,861)
Change in net unrealized appreciation/(depreciation) (9,717,249) 118,416,002
Net Change in Net Assets Resulting From Operations 27,501,607 150,344,464
Distributions to Shareholders
From income/realized gains Class S (15,851,257) (13,513,124)
From income/realized gains Class A (26,200,257) (28,424,023)
Total from income/realized gains (42,051,514) (41,937,147)
Total Distributions to Shareholders (42,051,514) (41,937,147)
Capital Stock Transactions
Class S
Sold 138,922,827 95,589,275
Distributions reinvested 15,010,859 12,727,181
Redeemed (97,822,297) (84,259,204)
Total Class S Capital Stock Transactions 56,111,389 24,057,252
Class A
Sold 24,164,206 21,964,306
Distributions reinvested 22,691,031 24,689,089
Redeemed (139,674,976) (143,145,378)
Total Class A Capital Stock Transactions (92,819,739) (96,491,983)
Capital Stock Transactions (36,708,350) (72,434,731)
Net Increase/(Decrease) in Net Assets (51,258,257) 35,972,586
Net Assets, Beginning of Period 1,207,072,627 1,171,100,041
Net Assets, End of Period $1,155,814,370 $1,207,072,627
Capital Stock Share Transactions
Class S shares
Sold 13,899,281 9,315,823
Distributions reinvested 1,500,884 1,240,063
Redeemed (9,811,197) (8,241,516)
Total Class S share transactions 5,588,968 2,314,370
Class A shares
Sold 2,415,433 2,141,262
Distributions reinvested 2,266,067 2,405,791
Redeemed (13,984,280) (13,989,976)
Total Class A share transactions (9,302,780) (9,442,923)
(a) Effective February 28, 2025, Limited Maturity Bond Fund changed its name to Short-Term Bond Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Short-Term Bond Fund
(a)
Small Cap Growth Fund Small Cap Stock Fund
10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024
$51,257,570 $47,525,161 $(619,674) $(743,598) $14,838,932 $13,842,983
820,693 (4,982,976) 20,500,404 13,942,030 72,517,588 127,207,801
17,821,215 59,530,849 (12,890,618) 43,518,488 (106,754,036) 611,489,078
69,899,478 102,073,034 6,990,112 56,716,920 (19,397,516) 752,539,862
(41,833,504) (39,509,522) – – (49,721,834) (10,110,574)
(9,226,312) (8,356,441) – – (13,068,474) (2,293,615)
(51,059,816) (47,865,963) – – (62,790,308) (12,404,189)
(51,059,816) (47,865,963) – – (62,790,308) (12,404,189)
336,366,923 327,921,345 46,204,222 67,115,383 766,795,759 1,192,604,153
41,570,012 39,211,480 – – 48,750,805 9,678,456
(509,300,116) (344,963,230) (143,205,470) (89,208,602) (1,084,961,335) (892,422,857)
(131,363,181) 22,169,595 (97,001,248) (22,093,219) (269,414,771) 309,859,752
55,767,932 42,383,190 – – 19,938,251 27,698,501
9,003,363 8,145,681 – – 12,928,005 2,268,186
(59,985,655) (73,179,352) – – (78,965,622) (75,806,731)
4,785,640 (22,650,481) – – (46,099,366) (45,840,044)
(126,577,541) (480,886) (97,001,248) (22,093,219) (315,514,137) 264,019,708
(107,737,879) 53,726,185 (90,011,136) 34,623,701 (397,701,961) 1,004,155,381
1,346,830,846 1,293,104,661 225,051,957 190,428,256 3,281,172,154 2,277,016,773
$1,239,092,967 $1,346,830,846 $135,040,821 $225,051,957 $2,883,470,193 $3,281,172,154
26,946,070 26,751,985 2,615,288 3,991,376 24,618,535 39,686,299
3,329,325 3,199,387 – – 1,446,359 324,998
(40,961,648) (28,260,140) (8,020,635) (5,274,632) (35,070,097) (29,797,328)
(10,686,253) 1,691,232 (5,405,347) (1,283,256) (9,005,203) 10,213,969
4,467,230 3,463,781 – – 868,100 1,250,540
720,652 664,774 – – 526,821 104,285
(4,810,953) (5,995,765) – – (3,474,966) (3,478,407)
376,929 (1,867,210) – – (2,080,045) (2,123,582)

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-
end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 23 separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of six asset allocation Funds, nine equity Funds, seven fixed-income Funds and one money market Fund. This report includes 22 of the Funds while
Conservative Allocation has a fiscal year end on a calendar-year basis and is presented under a separate shareholder report.
On February 28, 2025, the following fund name changes took effect:
The Funds are each investment companies which follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Effective August 4, 2025, the Mid Cap Value Fund was closed to purchases of shares for new accounts due to the proposed reorganization.
Proposed Reorganization
— On May 20, 2025, the Board of Trustees approved the conversion of Mid Cap Value Fund (the “Target Fund”)
to a newly-organized exchange-traded fund that is a series of Thrivent ETF Trust ("the Conversion”).  The newly created exchange-traded fund will be the Thrivent Mid Cap Value ETF ("Acquiring Fund"). The Conversion provides for shareholders of the Target Fund to receive ETF shares equal in value to the number of shares of the Target Fund they own on the day the reorganization is effective. The Acquiring Fund will be the accounting survivor after the reorganization and as such, its performance and financial history prior to the reorganization will be that of the
Target Fund.  For reporting on the Acquiring Fund post the Conversion, historical share transactions and per share information for the Target
Fund will be retroactively adjusted to reflect the change in capital structure due to the reorganization. The reorganization does not require shareholder approval and is expected to become effective on November 14, 2025. The reorganization will qualify as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the funds or their shareholders.
Mergers
— At a meeting held on August 1, 2024, shareholders of Multidimensional Income Fund (the “Target Fund”) approved the merger of the Target Fund into Multisector Bond (formerly Opportunity Income Plus) (the “Acquiring Fund”).  The merger occurred at the close of business on August 16, 2024. Acquisition of the assets and liabilities of the Target Fund by the Acquiring Fund were followed by the distribution of the
Acquiring Fund's shares to the Target Fund's shareholders. The merger shares issued of the Acquiring Fund in the amount of 5,286,593.15 are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of August 16, 2024, the net assets of the Target Fund were comprised of the following:
At a meeting held on October 17, 2024, shareholders of Low Volatility Equity (the “Target Fund”) approved the merger of the Target Fund into Global Stock (the “Acquiring Fund”).  The merger occurred at the close of business on October 24, 2024. Acquisition of the assets and liabilities of the Target Fund by the Acquiring Fund were followed by the distribution of the Acquiring Fund's shares to the Target Fund's shareholders. The merger shares issued of the Acquiring Fund in the amount of 750,442.957 are disclosed in the Statement of Changes in Net
Assets.
Original Fund Name Updated Fund Name
Balanced Income Plus Fund --> Dynamic Allocation Fund
International Allocation Fund --> International Equity Fund
Limited Maturity Bond Fund --> Short-Term Bond Fund
Opportunity Income Plus Fund --> Multisector Bond Fund
Fund Description Net Assets as of August 16, 2024
Thrivent Multisector Bond Acquiring Fund $800,021,847
Thrivent Multidimensional Income Target Fund  $48,220,844
Thrivent Multisector Bond After Acquisition  $848,242,691
Target Fund
Unrealized
(Depreciation)
Undistributed Net
Investment (Loss)
Accumulated Net
Realized (Losses)
Capital
Stock
Thrivent Multidimensional
Income
$(1,106,847) $(139,596)       $(7,771,781)   $57,239,068

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

The merger was accomplished by a tax free exchange as detailed below:
As of October 24, 2024, the net assets of the Target Fund were comprised of the following:
In the event of a capital loss carryover, the Target Fund's capital loss carryover is carried over to the Acquiring Fund. The amount, if any, and applicable limitations are disclosed in Note (5) Tax Information.
Assuming the mergers had been completed on November 1, 2023, the Acquiring Funds' pro-forma results of operations for the year ended October 31, 2024 would be the following:
The financial statements reflect the operations of the Acquiring Funds for the period prior to the mergers and the combined Funds for the period subsequent to the mergers.  Because the combined Funds have been managed as a single Fund since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Multidimensional Income and Low Volatility Equity that have been included in the Acquiring Funds' Statement of Operations since the mergers were completed.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond and Short-Term Bond, which have a 12b-1 fee of 0.125%, and Money Market, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load.
Class S shares are offered at net asset value and have no annual
12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond, Mid Cap Growth, Mid Cap
Value, and Small Cap Growth offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class
A shares of Government Bond are closed to all purchases and
exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed
Fund Description Net Assets as of October 24, 2024
Thrivent Global Stock Acquiring Fund $2,108,780,551
Thrivent Low Volatility Equity      Target Fund  $22,836,969
Thrivent Global Stock After Acquisition  $2,131,617,520
Target Fund
Unrealized
Appreciation
Undistributed Net
Investment (Loss)
Accumulated Net
Realized Gains
Capital
Stock
Thrivent Low Volatility Equity  $1,998,661 $(153,902) $128,787   $20,863,423
Acquiring Fund
Net Change
in Unrealized
Appreciation/
(Depreciation) Net Investment Income
Net Gains/(Losses) on
Investments
Net Increase in Net
Assets from Operations
Thrivent Multisector Bond $58,575,709 $38,363,370 $(9,472,116) $87,466,963
Thrivent Global Stock  286,766,663 33,121,760   200,587,133 520,475,556

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates fair value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the
Committee.  Private Equity Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a Fund's investment in the Private Equity Fund when this information is readily available to the Fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with
ASC 946.  The Committee has determined that for the Private Equity
Funds held by the Funds, if the NAV of the Private Equity Fund is not readily available for the daily pricing needs of the Funds, the
Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the
Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
The dividend distribution schedule is as follows:
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Dynamic Allocation Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily  Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Equity Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivatives
— Each Fund, with the exception of the Money
Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency.
Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities.
Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is
Fund
Dividends
Declared
Dividends
Paid
Moderate Allocation Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Multisector Bond Daily Monthly
Municipal Bond  Daily Monthly
Short-Term Bond Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the year ended October 31, 2025, none of the Funds
invested in options.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2025, Aggressive Allocation,
Dynamic Allocation, Government Bond, High Income Municipal
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, Multisector Bond,
and Short-Term Bond used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the year ended October 31, 2025, Aggressive Allocation,
Dynamic Allocation, Global Stock, International Equity, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used equity futures to manage exposure to the equities markets.
During the year ended October 31, 2025, Aggressive Allocation,
Dynamic Allocation, Global Stock, International Equity, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended October 31, 2025, Dynamic Allocation,
Moderate Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Multisector Bond used CDX Indices
(comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the year ended October 31, 2025, Aggressive Allocation,
Dynamic Allocation, Global Stock, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 275,000,000 – 275,000,000 275,000,000 – – –

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation-Protected Securities
— Certain Funds may
invest in Treasury Inflation-Protected Securities ("TIPS"). These
securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended October 31, 2025, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2025, no Fund reported an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of October 31, 2025, the Funds have the following unfunded bank loan commitments:
Private Equity Funds
— Typically, when a Fund invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of October 31, 2025, private equity capital commitments were as follows:
Line of Credit
— Each Fund (with the exception of Money Market),
along with other portfolios managed by the investment adviser or an affiliate, participates in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by
State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 16, 2025 unless
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Fund
Michaels Companies, Inc., Term Loan $416,900
Total $416,900
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $153,500,000 $96,389,245 37.21%
Moderate Allocation 155,000,000 96,603,080 37.68%
Moderately Aggressive
Allocation 190,500,000 119,454,735 37.29%
Moderately Conservative
Allocation 29,000,000 18,561,192 36.00%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

extended by mutual agreement of State Street Bank and Trust
Company and the Funds.  The Funds had no borrowings during
the year ended October 31, 2025.
Recent Accounting Pronouncements
— In December 2023, the FASB issued Accounting Standards Update ("ASU") 2023-09 -
Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements and does not expect a material impact.
In-kind Redemptions
—  During the year ended October 31, 2024, the Large Cap Value Fund (the "underlying fund"), redeemed shares in-kind ("in-kind redemption").  The underlying fund distributed fund securities and cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities.  The underlying fund recognizes a loss if the cost exceeds the value.
Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of
Operations of the underlying fund as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying fund. These in-kind transactions were conducted at market value. The transactions were as follows:
In-kind Redemptions (continued)
— During the year ended October 31, 2025, the Mid Cap Stock Fund, (the “underlying fund”), redeemed shares in-kind (“in-kind redemption”). The underlying fund distributed fund securities and cash as payment for the redemption of these fund shares to Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund and Moderately Conservative
Allocation Fund, as shown in the table below. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying fund as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying fund. These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Underlying
Fund
Underlying
Shares
Redeemed Date
In-kind
Amount
Realized
Gain/(Loss)
Large Cap Value  3,243,243.243 1/12/2024 $89,708,108 $71,795,706
Underlying
Fund
Underlying
Shares
Redeemed Date
In-Kind
Amount
Aggressive Allocation Fund Mid Cap Stock Fund 1,305,294 6/20/2025 & 6/24/2025 $47,000,000
Moderate Allocation Fund Mid Cap Stock Fund 1,777,358 6/20/2025 & 6/24/2025 64,000,000
Moderately Aggressive Allocation Fund Mid Cap Stock Fund 2,360,495 6/20/2025 & 6/24/2025 85,000,000
Moderately Conservative Allocation Fund Mid Cap Stock Fund  361,167 6/20/2025 & 6/24/2025 13,000,000
Total Mid Cap Stock Fund 5,804,314 $209,000,000*
* In-kind redemption consists of $204,434,876 in securities and $4,565,124 in cash with an associated realized gain of $69,206,459.

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

Expense Reimbursements
— For the year ended October 31,
2025, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the year ended October 31, 2025, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Dynamic Allocation 0.97% 0.73%* 2/28/2026
Global Stock N/A 0.66% 2/28/2026
Government Bond 0.80% 0.50%** 2/28/2026
High Income Municipal Bond N/A 0.60% 2/28/2026
International Equity 1.16%*** N/A 2/28/2026
Mid Cap Growth N/A 0.90% 2/28/2026
Mid Cap Value N/A 0.90% 2/28/2026
Municipal Bond N/A 0.51% 2/28/2026
Small Cap Growth N/A 0.95% 2/28/2026
*Expense cap began on 2/28/25.
**Prior expense cap of 0.52% on Class S expired on 2/27/25.
***Prior expense cap of 1.17% on Class A expired on 2/27/25.
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, all Funds in the Trust except for
Money Market may invest in other Funds, Thrivent Cash Management
Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees incurred by the
Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.  There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M
Over $1,500 to
$2,000M  Over $2,000M
International Equity 0.700% 0.650%  0.625% 0.600% 0.600%
Money Market 0.250% 0.250% 0.250% 0.200% 0.200%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Dynamic Allocation 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.625% 0.600% 0.600% 0.600%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Multisector Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Short-Term Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Fund Class A Class S
Expiration
Date
Money Market 0.05% N/A 2/28/2026
Fund Class A Class S
Expiration
Date

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond and
Short-Term Bond, which have a 12b-1 fee of 0.125%, and Money
Market, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the year ended October
31, 2025, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $615,527 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the year ended October 31, 2025, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $8,176,269 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the year ended October 31, 2025, Thrivent
Investor Services received $30,959,523 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent
Mutual Funds. Money Market is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $1,039,215 in fees from the Trust for the Funds covered in this shareholder report for the year ended October 31, 2025. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds and/or Private Equity Funds. Fees and expenses of those underlying funds are not included in those
Funds' expense ratios reported in the Financial Highlights. The
Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation
Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.  This contractual provision may be terminated upon the mutual agreement between the
Independent Trustees of the Trust and the Adviser.  For the year ended October 31, 2025, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.17% 0.17% 2/28/2026
Moderate Allocation 0.20% 0.20% 2/28/2026
Moderately Aggressive
Allocation 0.23% 0.23% 2/28/2026
Moderately Conservative
Allocation 0.16% 0.16% 2/28/2026
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended October 31, 2025, none of the Funds borrowed cash through the Program.
(4) SEGMENT REPORTING
In accordance with FASB ASU 2023-07, Segment Reporting
(Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"), management evaluates the Funds’ business
activities to determine the segment reporting needed for the
Funds. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may
Fund Class A Class S
Expiration
Date

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete
financial information available. The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the
Treasurer as the Principal Financial and Accounting Officer, jointly act as the Funds' CODMs. Management has determined that each
Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders.
The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments,
Statement of Changes in Net Assets and Financial Highlights. Fund
net assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences recognizing certain gains and losses on investment transactions, such as wash sales,  unrealized and realized activity related to derivatives, treatment of passive foreign investment companies, partnerships, real estate investment trusts, late year ordinary loss deferrals, deferred compensation, pass-through short-term capital gains, and amortization of callable bonds.  At the end of the year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of partnerships, in-
kind redemptions, net operating losses, passive foreign investment companies, sales of callable bonds, and utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
At October 31, 2025, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation ($7,928,305) $7,928,305
Dynamic Allocation (725,014) 725,014
Global Stock (5,821,699) 5,821,699
Large Cap Growth (1,298,618) 1,298,618
Large Cap Value (6,474,517) 6,474,517
Mid Cap Growth 100,264 (100,264)
Mid Cap Stock (133,824,785) 133,824,785
Mid Cap Value (2,076,891) 2,076,891
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Moderate Allocation (10,649,642) 10,649,642
Moderately Aggressive
Allocation (14,649,604) 14,649,604
Moderately Conservative
Allocation (2,376,287) 2,376,287
Multisector Bond (341,063) 341,063
Small Cap Growth 811,092 (811,092)
Small Cap Stock (15,062,344) 15,062,344
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Aggressive Allocation $30,639,953 $ 182,343,773
Dynamic Allocation 1,955,551 17,421,399
Global Stock 54,754,891 178,071,127
Government Bond 14,962 –
High Income Municipal Bond
b
18,950 –
High Yield 96,510 –
Income 131,972 –
International Equity 24,974,360 37,856,019
Large Cap Growth – 129,043,398
Large Cap Value 51,050,271 105,417,235
Mid Cap Stock 13,437,477 355,953,663
Mid Cap Value 606,654 2,323,559
Moderate Allocation 29,788,928 187,694,617
Moderately Aggressive
Allocation 67,685,467 263,178,445
Moderately Conservative
Allocation 8,034,368 36,348,935
Money Market 194,872 –
Multisector Bond 223,506 –
Municipal Bond
b
38,112 –
Short-Term Bond 468,679 –
Small Cap Growth – 741,609
Small Cap Stock 4,500,971 60,589,055
a Undistributed Ordinary Income includes income derived from short-term capital gains, if any.
b High Income Municipal Bond and Municipal Bond undistributed ordinary income is primarily exempt from federal income taxes.
Fund
Capital Loss
Carryover
Global Stock* $ 5,478,455
Government Bond* 12,108,614
High Income Municipal Bond 2,732,250
High Yield 115,854,002
Income 87,291,604
International Equity* 175,940
Mid Cap Growth 1,015,222
Multisector Bond* 81,060,510
Municipal Bond 80,384,554
Short-Term Bond 21,963,670

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2025, capital loss carryovers utilized by the
Funds were as follows:
At October 31, 2025, the following Funds deferred, on a tax basis, the following Late Year Ordinary Losses:
These amounts are deferred for tax purposes, and are deemed to occur on the first day of the following fiscal year.
The tax character of distributions paid during the years ended October 31, 2025 and 2024 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2025, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Fund
Capital Loss
Carryover
Global Stock 320,623
International Equity 29,900,161
Mid Cap Growth 896,626
Short-Term Bond 389,916
Small Cap Growth 20,920,878
Fund Ordinary Losses
Large Cap Growth $1,067,689
Mid Cap Growth 99,281
Small Cap Growth 592,524
Tax-Exempt Income Ordinary Income (a) Long-Term Capital Gain
Fund
10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024
Aggressive Allocation $– $– $83,384,087 $30,701,382 $132,623,934 $53,670,312
Dynamic Allocation – – 12,423,085 12,542,094 7,283,601 –
Global Stock – – 82,189,754 33,484,186 152,397,087 69,174,680
Government Bond – – 1,571,131 2,017,776 – –
High Income Municipal Bond 2,062,643 1,601,567 13,458 7,717 – –
High Yield – – 39,119,197 40,184,994 – –
Income – – 53,795,316 43,829,697 – –
International Equity – – 21,978,885 22,972,809 – –
Large Cap Growth – – 44,536,759 – 157,233,891 74,527,909
Large Cap Value – – 55,024,039 35,219,720 153,960,242 37,855,924
Mid Cap Stock – – 18,557,130 15,984,401 149,098,366 43,916,655
Mid Cap Value – – 397,478 375,936 1,617,449 –
Moderate Allocation – – 129,668,134 79,560,657 136,333,356 32,607,376
Moderately Aggressive Allocation – – 147,801,011 66,866,601 168,814,173 75,887,707
Moderately Conservative Allocation – – 32,240,500 31,034,293 3,605,969 –
Money Market – – 126,976,267 124,477,443 16,513 13,496
Multisector Bond – – 43,380,219 37,148,027 – –
Municipal Bond 42,025,161 41,865,711 26,353 71,436 – –
Short-Term Bond – – 51,059,816 47,865,963 – –
Small Cap Stock – – 17,270,190 12,404,189 45,520,118 –
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $1,131,580 $1,156,417
Dynamic Allocation 133,372 162,150
Global Stock 1,110,095 1,287,863
Government Bond 1,602 553
High Income Municipal Bond 27,808 20,557
High Yield 246,176 246,669
Income 657,190 532,194
International Equity 593,912 637,172
Large Cap Growth 1,724,160 1,602,653
Large Cap Value 727,406 598,829
Mid Cap Growth 23,124 23,269
Mid Cap Stock 1,875,409 2,585,994
Mid Cap Value 15,792 40,898
Moderate Allocation 1,102,408 1,179,086
In thousands
Fund Purchases
Sales/
Paydowns
Moderately Aggressive Allocation 1,546,131 1,595,677
Moderately Conservative Allocation 246,554 254,332
Multisector Bond 328,862 301,402
Municipal Bond 291,513 317,902
Short-Term Bond 540,560 658,183
Small Cap Growth 188,827 284,431
Small Cap Stock 1,957,770 2,215,069
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $375,245 $373,020
Dynamic Allocation 166,425 157,647
Government Bond 146,178 138,798
Income 303,143 278,176
Moderate Allocation 872,407 876,388
Moderately Aggressive Allocation 504,790 506,597
Moderately Conservative Allocation 309,480 319,566
Multisector Bond 533,086 509,923
Short-Term Bond 458,092 447,550

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of October 31, 2025, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2025, the following Funds
engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective Fund's net assets:
During the year ended October 31, 2025, the following Funds
engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective Fund's net assets:
(8) RELATED PARTY TRANSACTIONS
As of October 31, 2025, no Funds (other than the Thrivent Asset
Allocation Funds) held shares in excess of 5% of Thrivent Mutual
Funds.
As of October 31, 2025, retirement plans sponsored by Thrivent
Financial for Lutherans collectively held the following shares in excess of 5% of Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(9) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued and has concluded the following requiring disclosure:
The Board of Trustees of Thrivent Mutual Funds approved reverse share splits (the “Reverse Share Split”) of the issued and outstanding
Class A and Class S shares (the “Shares”) of Conservative Allocation
Fund, High Yield Fund, and Income Fund. The Reverse Share Split
for each fund will be completed on or around December 5, 2025
(the “Effective Date”). The table below provides the ratio for the
Reverse Share Split for the Shares of each fund.
As a result of the Reverse Share Split, for each Share of the corresponding fund that a shareholder holds as of the close of business on the Effective Date, the shareholder will receive a proportional number of shares of the fund based on the split ratio with the same aggregate dollar value. The effect of the Reverse
Share Split is to reduce the number of outstanding Shares of each fund and increase the fund’s per share net asset value. Thus, the total dollar value of a shareholder’s investment in Shares of the fund will not change due to the Reverse Share Split, and each shareholder will continue to own the same percentage (by value) of Shares of the fund immediately following the Reverse Share Split.
There were no additional items requiring further disclosure
through the date the financial statements were issued.
Fund
Number of
Securities
Percent of Fund's
Net Assets
Aggressive Allocation 6 2.25%
Dynamic Allocation 2 0.00%
High Yield 2 0.00%
Income 3 0.13%
International Equity 1 0.02%
Moderate Allocation 7 1.76%
Moderately Aggressive
Allocation 7 1.67%
Moderately Conservative
Allocation 6 1.13%
Multisector Bond 2 0.01%
Municipal Bond 1 0.07%
Short-Term Bond 1 0.02%
Fund Purchase Amount
Small Cap Growth 2,979,193
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation $1,920,448 $340,144
Global Stock 2,017,989 378,634
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 13,720,666 9.2%
Income 10,214,045 6.6%
Moderate Allocation 12,765,982 5.3%
Fund Stock Split Ratio
Conservative Allocation 1:2
High Yield 1:4
Income 1:2

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2025, the following
Funds had portfolio concentration greater than 25% in certain sectors:
(11) PRINCIPAL RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of principal risks associated with investing in the
Funds.  Refer to the prospectus for risks specific to each Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences
for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have
Fund Sector
% of Total
Net Assets
Government Bond Mortgage-Backed Securities 30.8%
Government Bond U.S. Government & Agencies 33.7%
High Income Municipal
Bond Education 25.6%
Income Financials 36.6%
Large Cap Growth Information Technology 44.1%
Mid Cap Growth Information Technology 27.5%
Municipal Bond Transportation 26.6%
Short-Term Bond Financials 32.4%
Small Cap Growth Industrials 28.0%
Small Cap Growth Information Technology 26.0%

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High-Yield Risk
— High-yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Funds owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Fund away from an Affiliated Fund could cause the
Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of a Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit or other obligation of Thrivent
Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated
period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments;
preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities;
generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Regulatory Risk
— Legal, tax, and regulatory developments may
adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory
organizations, and exchanges, which are authorized to take
extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a
Fund’s interpretation of the application of certain regulations, may

Thrivent Mutual Funds
Notes to Financial Statements
October 31, 2025

adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class S Shares
Year Ended 10/31/2025 $ 20.12 $ 0.24 $ 2.74 $ 2.98 $ (0.32) $ (1.26)
Year Ended 10/31/2024 15.99 0.26 4.53 4.79 (0.25) (0.41)
Year Ended 10/31/2023 15.65 0.21 0.52 0.73 (0.13) (0.26)
Year Ended 10/31/2022 21.04 0.14 (3.54) (3.40) (0.22) (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Class A Shares
Year Ended 10/31/2025 19.85 0.21 2.69 2.90 (0.29) (1.26)
Year Ended 10/31/2024 15.79 0.23 4.46 4.69 (0.22) (0.41)
Year Ended 10/31/2023 15.45 0.19 0.52 0.71 (0.11) (0.26)
Year Ended 10/31/2022 20.79 0.09 (3.47) (3.38) (0.19) (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Dynamic Allocation Fund
(d)
Class S Shares
Year Ended 10/31/2025 14.03 0.44 1.17 1.61 (0.44) (0.25)
Year Ended 10/31/2024 12.13 0. 43 1. 90 2.33 (0.43) –
Year Ended 10/31/2023 12.10 0.41 0.02 0.43 (0.40) –
Year Ended 10/31/2022 15.30 0.32 (2.41) (2.09) (0.32) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Class A Shares
Year Ended 10/31/2025 14.07 0.41 1.17 1.58 (0.40) (0.25)
Year Ended 10/31/2024 12.17 0. 40 1. 9 0 2.30 (0.40) –
Year Ended 10/31/2023 12.13 0.38 0.02 0.40 (0.36) –
Year Ended 10/31/2022 15.33 0.29 (2.41) (2.12) (0.29) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Global Stock Fund
Class S Shares
Year Ended 10/31/2025 29.99 0.50 4.91 5.41 (0.52) (2.84)
Year Ended 10/31/2024 24.16 0.50 6.83 7.33 (0.52) (0.98)
Year Ended 10/31/2023 23.00 0.51 1.45 1.96 (0.30) (0.50)
Year Ended 10/31/2022 33.09 0.30 (6.17) (5.87) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Class A Shares
Year Ended 10/31/2025 29.48 0.41 4.82 5.23 (0.43) (2.84)
Year Ended 10/31/2024 23.77 0.44 6.69 7.13 (0.44) (0.98)
Year Ended 10/31/2023 22.64 0.43 1.42 1.85 (0.22) (0.50)
Year Ended 10/31/2022 32.65 0.20 (6.08) (5.88) (0.23) (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Effective February 28, 2025, Balanced Income Plus Fund changed its name to Dynamic Allocation Fund.
* All per share amounts have been rounded to the nearest cent.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.58) $ 21.52 15.69% $ 1,788.4 0.75% 1.24% 0.91% 1.07% 61%
(0.66) 20.12 30.60% 1,433.9 0.75% 1.41% 0.92% 1.24% 48%
(0.39) 15.99 4.76% 1,013.5 0.77% 1.28% 0.95% 1.10% 43%
(1.99) 15.65 (17.80)% 865.1 0.77% 0.67% 0.96% 0.49% 42%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.55) 21.20 15.44% 1,410.7 0.92% 1.09% 1.09% 0.92% 61%
(0.63) 19.85 30.33% 1,282.2 0.93% 1.27% 1.10% 1.10% 48%
(0.37) 15.79 4.63% 1,030.1 0.94% 1.14% 1.12% 0.96% 43%
(1.96) 15.45 (17.92)% 1,017.5 0.93% 0.54% 1.12% 0.35% 42%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.69) 14.95 11.83% 203.7 0.74% 3.13% 0.75% 3.11% 78%
(0.43) 14.03 19.36% 184.6 0.75% 3.14% 0.75% 3.14% 77%
(0.40) 12.13 3.46% 161.1 0.76% 3.23% 0.76% 3.23% 77%
(1.11) 12.10 (14.55)% 162.3 0.74% 2.42% 0.74% 2.42% 211%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.65) 15.00 11.61% 238.3 0.97% 2.90% 1.01% 2.86% 78%
(0.40) 14.07 19.04% 233.6 0.97% 2.93% 1.01% 2.89% 77%
(0.36) 12.17 3.28% 219.2 1.00% 2.99% 1.01% 2.98% 77%
(1.08) 12.13 (14.75)% 231.8 1.00% 2.16% 1.00% 2.16% 211%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(3.36) 32.04 19.81% 604.3 0.63% 1.82% 0.63% 1.82% 62%
(1.50) 29.99 31.31% 507.1 0.64% 1.88% 0.64% 1.88% 58%
(0.80) 24.16 8.72% 371.6 0.66% 2.07% 0.66% 2.07% 62%
(4.22) 23.00 (20.24)% 343.9 0.65% 1.18% 0.65% 1.18% 58%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.27) 31.44 19.47% 1,732.4 0.94% 1.51% 0.94% 1.51% 62%
(1.42) 29.48 30.91% 1,590.3 0.95% 1.57% 0.95% 1.57% 58%
(0.72) 23.77 8.34% 1,327.5 0.98% 1.75% 0.98% 1.75% 62%
(4.13) 22.64 (20.51)% 1,325.5 0.97% 0.85% 0.97% 0.85% 58%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Government Bond Fund
Class S Shares
Year Ended 10/31/2025 $ 8.77 $ 0.35 $ 0.19 $ 0.54 $ (0.35) $ –
Year Ended 10/31/2024 8.27 0.34 0.50 0.84 (0.34) –
Year Ended 10/31/2023 8.64 0.28 (0.37) (0.09) (0.28) –
Year Ended 10/31/2022 10.08 0.18 (1.44) (1.26) (0.18) –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Class A Shares
Year Ended 10/31/2025 8.77 0.32 0.18 0.50 (0.32) –
Year Ended 10/31/2024 8.27 0.32 0.50 0.82 (0.32) –
Year Ended 10/31/2023 8.64 0.26 (0.37) (0.11) (0.26) –
Year Ended 10/31/2022 10.07 0.16 (1.43) (1.27) (0.16) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
High Income Municipal Bond Fund
Class S Shares
Year Ended 10/31/2025 9.67 0.41 (0.15) 0.26 (0.41) –
Year Ended 10/31/2024 8.59 0.39 1.08 1.47 (0.39) –
Year Ended 10/31/2023 8.63 0.34 (0.04) 0.30 (0.34) –
Year Ended 10/31/2022 10.95 0.28 (2.32) (2.04) (0.28) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
High Yield Fund
Class S Shares
Year Ended 10/31/2025 4.23 0.27 0.06 0.33 (0.27) –
Year Ended 10/31/2024 3.94 0.26 0.29 0.55 (0.26) –
Year Ended 10/31/2023 3.98 0.23 (0.03) 0.20 (0.24) –
Year Ended 10/31/2022 4.68 0.22 (0.70) (0.48) (0.22) –
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Class A Shares
Year Ended 10/31/2025 4.23 0.25 0.07 0.32 (0.26) –
Year Ended 10/31/2024 3.94 0.25 0.29 0.54 (0.25) –
Year Ended 10/31/2023 3.97 0.22 (0.02) 0.20 (0.23) –
Year Ended 10/31/2022 4.67 0.20 (0.69) (0.49) (0.21) –
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.35) $ 8.96 6.24% $ 41.6 0.51% 3.93% 1.09% 3.35% 352%
(0.34) 8.77 10.25% 32.3 0.52% 3.83% 0.92% 3.43% 379%
(0.28) 8.27 (1.21)% 79.1 0.53% 3.16% 0.70% 2.99% 230%
(0.18) 8.64 (12.60)% 80.8 0.59% 1.89% 0.68% 1.80% 372%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.32) 8.95 5.82% 1.8 0.80% 3.64% 1.52% 2.92% 352%
(0.32) 8.77 9.96% 1.9 0.78% 3.63% 1.49% 2.92% 379%
(0.26) 8.27 (1.43)% 2.1 0.75% 2.91% 1.21% 2.45% 230%
(0.16) 8.64 (12.68)% 2.5 0.77% 1.69% 1.18% 1.28% 372%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.41) 9.52 2.77% 51.6 0.60% 4.31% 1.14% 3.77% 43%
(0.39) 9.67 17.26% 45.5 0.60% 4.10% 1.19% 3.51% 75%
(0.34) 8.59 3.36% 34.9 0.60% 3.77% 1.22% 3.15% 72%
(0.28) 8.63 (18.90)% 31.1 0.60% 2.77% 1.20% 2.18% 49%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.27) 4.29 7.99% 348.9 0.54% 6.30% 0.54% 6.30% 41%
(0.26) 4.23 14.25% 313.5 0.54% 6.28% 0.54% 6.28% 54%
(0.24) 3.94 4.99% 339.6 0.54% 5.78% 0.54% 5.78% 28%
(0.22) 3.98 (10.45)% 327.9 0.53% 5.01% 0.53% 5.01% 37%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.26) 4.29 7.70% 309.6 0.81% 6.02% 0.81% 6.02% 41%
(0.25) 4.23 13.95% 319.9 0.81% 6.01% 0.81% 6.01% 54%
(0.23) 3.94 4.97% 312.8 0.81% 5.51% 0.81% 5.51% 28%
(0.21) 3.97 (10.73)% 327.1 0.80% 4.75% 0.80% 4.75% 37%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Income Fund
Class S Shares
Year Ended 10/31/2025 $ 8.16 $ 0.37 $ 0.18 $ 0.55 $ (0.37) $ –
Year Ended 10/31/2024 7.46 0.35 0.70 1.05 (0.35) –
Year Ended 10/31/2023 7.53 0.32 (0.07) 0.25 (0.32) –
Year Ended 10/31/2022 9.79 0.27 (2.09) (1.82) (0.28) (0.16)
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Class A Shares
Year Ended 10/31/2025 8.16 0.35 0.19 0.54 (0.35) –
Year Ended 10/31/2024 7.46 0.33 0.70 1.03 (0.33) –
Year Ended 10/31/2023 7.53 0.30 (0.08) 0.22 (0.29) –
Year Ended 10/31/2022 9.80 0.25 (2.11) (1.86) (0.25) (0.16)
Year Ended 10/31/2021 9.99 0.25 0.07 0.32 (0.24) (0.27)
International Equity Fund
(d)
Class S Shares
Year Ended 10/31/2025 10.92 0.28 2.12 2.40 (0.32) –
Year Ended 10/31/2024 9.18 0.25 1.80 2.05 (0.31) –
Year Ended 10/31/2023 8.36 0.27 0.74 1.01 (0.19) –
Year Ended 10/31/2022 12.21 0.19 (2.97) (2.78) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Class A Shares
Year Ended 10/31/2025 10.84 0.25 2.09 2.34 (0.27) –
Year Ended 10/31/2024 9.12 0.23 1.77 2.00 (0.28) –
Year Ended 10/31/2023 8.29 0.25 0.73 0.98 (0.15) –
Year Ended 10/31/2022 12.13 0.15 (2.97) (2.82) (0.21) (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Effective February 28, 2025, International Allocation Fund changed its name to International Equity Fund.
* All per share amounts have been rounded to the nearest cent.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.37) $ 8.34 6.93% $ 1,055.1 0.47% 4.56% 0.47% 4.56% 69%
(0.35) 8.16 14.23% 889.7 0.47% 4.39% 0.47% 4.39% 45%
(0.32) 7.46 3.12% 659.6 0.47% 4.09% 0.47% 4.09% 48%
(0.44) 7.53 (19.20)% 622.3 0.46% 3.14% 0.46% 3.14% 39%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.35) 8.35 6.77% 228.5 0.75% 4.29% 0.75% 4.29% 69%
(0.33) 8.16 13.91% 229.9 0.76% 4.10% 0.76% 4.10% 45%
(0.29) 7.46 2.82% 215.6 0.77% 3.79% 0.77% 3.79% 48%
(0.41) 7.53 (19.52)% 232.0 0.75% 2.84% 0.75% 2.84% 39%
(0.51) 9.80 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.32) 13.00 22.69% 824.7 0.79% 2.40% 0.79% 2.40% 78%
(0.31) 10.92 22.60% 668.2 0.80% 2.31% 0.80% 2.31% 89%
(0.19) 9.18 12.15% 588.4 0.80% 2.64% 0.81% 2.62% 92%
(1.07) 8.36 (24.90)% 644.7 0.81% 2.03% 0.81% 2.03% 90%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.27) 12.91 22.26% 119.8 1.16% 2.02% 1.28% 1.90% 78%
(0.28) 10.84 22.10% 106.6 1.17% 1.95% 1.31% 1.81% 89%
(0.15) 9.12 11.89% 98.5 1.16% 2.32% 1.34% 2.14% 92%
(1.02) 8.29 (25.28)% 97.2 1.20% 1.62% 1.34% 1.48% 90%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Large Cap Growth Fund
Class S Shares
Year Ended 10/31/2025 $ 21.95 $ (0.01) $ 5.24 $ 5.23 $ (0.02) $ (1.31)
Year Ended 10/31/2024 15.74 0.03 6.71 6.74 – (0.53)
Year Ended 10/31/2023 13.91 0.03 2.79 2.82 – (0.99)
Year Ended 10/31/2022 21.57 (0.05) (6.40) (6.45) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Class A Shares
Year Ended 10/31/2025 18.51 (0.03) 4.36 4.33 – (1.31)
Year Ended 10/31/2024 13.38 (0.01) 5.67 5.66 – (0.53)
Year Ended 10/31/2023 12.01 0.02 2.34 2.36 – (0.99)
Year Ended 10/31/2022 18.84 (0.07) (5.55) (5.62) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Large Cap Value Fund
Class S Shares
Year Ended 10/31/2025 31.82 0.50 3.67 4.17 (0.47) (2.13)
Year Ended 10/31/2024 25.36 0.56 6.87 7.43 (0.47) (0.50)
Year Ended 10/31/2023 26.77 0.53 (0.32) 0.21 (0.47) (1.15)
Year Ended 10/31/2022 30.00 0.52 (1.52) (1.00) (0.36) (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Class A Shares
Year Ended 10/31/2025 31.48 0.42 3.62 4.04 (0.39) (2.13)
Year Ended 10/31/2024 25.10 0.52 6.75 7.27 (0.39) (0.50)
Year Ended 10/31/2023 26.51 0.47 (0.34) 0.13 (0.39) (1.15)
Year Ended 10/31/2022 29.73 0.41 (1.49) (1.08) (0.27) (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Mid Cap Growth Fund
Class S Shares
Year Ended 10/31/2025 14.73 (0.05) 1.04 0.99 – –
Year Ended 10/31/2024 11.48 (0.04) 3.29 3.25 – –
Year Ended 10/31/2023 11.74 (0.03) (0.23) (0.26) – –
Year Ended 10/31/2022 17.34 (0.05) (5.05) (5.10) – (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.33) $ 25.85 24.76% $ 3,568.4 0.74% 0.01% 0.74% 0.01% 46%
(0.53) 21.95 43.73% 2,610.7 0.74% 0.16% 0.74% 0.16% 44%
(0.99) 15.74 21.97% 1,751.7 0.76% 0.25% 0.76% 0.25% 52%
(1.21) 13.91 (31.65)% 1,339.4 0.76% (0.25)% 0.76% (0.25)% 51%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(1.31) 21.53 24.44% 664.4 0.99% (0.24)% 0.99% (0.24)% 46%
(0.53) 18.51 43.36% 543.5 1.01% (0.11)% 1.01% (0.11)% 44%
(0.99) 13.38 21.60% 382.7 1.06% (0.04)% 1.06% (0.04)% 52%
(1.21) 12.01 (31.84)% 318.8 1.06% (0.55)% 1.06% (0.55)% 51%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(2.60) 33.39 14.13% 2,631.9 0.56% 1.73% 0.56% 1.73% 23%
(0.97) 31.82 29.86% 2,210.6 0.56% 1.94% 0.56% 1.94% 29%
(1.62) 25.36 0.75% 1,640.0 0.56% 2.08% 0.56% 2.08% 21%
(2.23) 26.77 (3.61)% 1,556.5 0.55% 1.96% 0.55% 1.96% 21%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(2.52) 33.00 13.79% 342.0 0.83% 1.46% 0.83% 1.46% 23%
(0.89) 31.48 29.47% 315.6 0.84% 1.66% 0.84% 1.66% 29%
(1.54) 25.10 0.46% 267.9 0.85% 1.79% 0.85% 1.79% 21%
(2.14) 26.51 (3.89)% 288.6 0.85% 1.65% 0.85% 1.65% 21%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
– 15.72 6.72% 35.9 0.90% (0.33)% 1.57% (1.00)% 68%
– 14.73 28.31% 33.7 0.90% (0.31)% 1.64% (1.05)% 64%
– 11.48 (2.21)% 25.1 0.90% (0.36)% 1.82% (1.28)% 42%
(0.50) 11.74 (30.15)% 20.3 0.90% (0.50)% 2.08% (1.69)% 33%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Mid Cap Stock Fund
Class S Shares
Year Ended 10/31/2025
(d)
$ 37.40 $ 0. 23 $ 0. 87 $ 1.10 $ (0.19) $ (1.34)
Year Ended 10/31/2024 29.59 0.24 8.07 8.31 (0.15) (0.35)
Year Ended 10/31/2023 31.71 0.13 (1.38) (1.25) (0.11) (0.76)
Year Ended 10/31/2022 41.63 0.05 (5.87) (5.82) (0.04) (4.06)
Year Ended 10/31/2021
(d)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Class A Shares
Year Ended 10/31/2025 31.54 0.11 0.75 0.86 (0.12) (1.34)
Year Ended 10/31/2024 25.02 0.09 6.87 6.96 (0.09) (0.35)
Year Ended 10/31/2023 26.95 0.07 (1.19) (1.12) (0.05) (0.76)
Year Ended 10/31/2022 36.05 0.04 (5.08) (5.04) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Mid Cap Value Fund
Class S Shares
Year Ended 10/31/2025
(d)
18.18 0. 24 0. 79 1.03 (0.22) (0.92)
Year Ended 10/31/2024 14.29 0.24 3.81 4.05 (0.16) –
Year Ended 10/31/2023 15.09 0.20 (0.55) (0.35) (0.13) (0.32)
Year Ended 10/31/2022 16.16 0.14 (0.55) (0.41) (0.04) (0.62)
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Moderate Allocation Fund
Class S Shares
Year Ended 10/31/2025 16.43 0.34 1.82 2.16 (0.37) (0.78)
Year Ended 10/31/2024 13.56 0.35 3.02 3.37 (0.36) (0.14)
Year Ended 10/31/2023 13.26 0.29 0.30 0.59 (0.29) –
Year Ended 10/31/2022 16.94 0.20 (2.81) (2.61) (0.27) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Class A Shares
Year Ended 10/31/2025 16.38 0.30 1.81 2.11 (0.34) (0.78)
Year Ended 10/31/2024 13.52 0.31 3.02 3.33 (0.33) (0.14)
Year Ended 10/31/2023 13.22 0.26 0.30 0.56 (0.26) –
Year Ended 10/31/2022 16.89 0.16 (2.80) (2.64) (0.23) (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Per share amounts have been calculated using the average shares outstanding method.
All per share amounts have been rounded to the nearest cent.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.53) $ 36.97 2.81% $ 1,752.5 0.75% 0.64% 0.75% 0.64% 53%
(0.50) 37.40 28.27% 2,499.9 0.74% 0.58% 0.74% 0.58% 42%
(0.87) 29.59 (4.05)% 2,274.6 0.75% 0.50% 0.75% 0.50% 32%
(4.10) 31.71 (15.41)% 2,083.1 0.75% 0.29% 0.75% 0.29% 27%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(1.46) 30.94 2.59% 1,333.3 0.97% 0.41% 0.97% 0.41% 53%
(0.44) 31.54 28.01% 1,459.0 0.96% 0.35% 0.96% 0.35% 42%
(0.81) 25.02 (4.28)% 1,235.3 0.97% 0.28% 0.97% 0.28% 32%
(4.06) 26.95 (15.62)% 1,370.5 0.97% 0.07% 0.97% 0.07% 27%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(1.14) 18.07 5.83% 15.4 0.90% 1.40% 1.69% 0.61% 60%
(0.16) 18.18 28.45% 39.7 0.90% 1.37% 1.42% 0.85% 61%
(0.45) 14.29 (2.40)% 33.2 0.90% 1.42% 1.56% 0.76% 43%
(0.66) 15.09 (2.70)% 19.8 0.90% 1.07% 2.04% (0.07)% 31%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
(1.15) 17.44 13.87% 2,092.1 0.54% 2.09% 0.74% 1.89% 59%
(0.50) 16.43 25.17% 1,789.3 0.54% 2.23% 0.74% 2.03% 50%
(0.29) 13.56 4.42% 1,416.0 0.56% 2.10% 0.75% 1.91% 41%
(1.07) 13.26 (16.35)% 1,328.1 0.56% 1.32% 0.74% 1.14% 96%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(1.12) 17.37 13.53% 2,116.1 0.76% 1.88% 0.96% 1.67% 59%
(0.47) 16.38 24.90% 2,011.4 0.77% 2.01% 0.97% 1.81% 50%
(0.26) 13.52 4.19% 1,737.4 0.79% 1.88% 0.98% 1.69% 41%
(1.03) 13.22 (16.54)% 1,791.8 0.79% 1.10% 0.98% 0.91% 96%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Moderately Aggressive Allocation Fund
Class S Shares
Year Ended 10/31/2025 $ 18.22 $ 0.30 $ 2.36 $ 2.66 $ (0.38) $ (0.84)
Year Ended 10/31/2024 14.82 0.31 3.69 4.00 (0.29) (0.31)
Year Ended 10/31/2023 14.61 0.25 0.42 0.67 (0.18) (0.28)
Year Ended 10/31/2022 18.97 0.18 (3.27) (3.09) (0.27) (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Class A Shares
Year Ended 10/31/2025 18.00 0.26 2.34 2.60 (0.34) (0.84)
Year Ended 10/31/2024 14.65 0.28 3.64 3.92 (0.26) (0.31)
Year Ended 10/31/2023 14.45 0.22 0.41 0.63 (0.15) (0.28)
Year Ended 10/31/2022 18.78 0.13 (3.23) (3.10) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Moderately Conservative Allocation Fund
Class S Shares
Year Ended 10/31/2025 13.12 0.37 1.06 1.43 (0.40) (0.04)
Year Ended 10/31/2024 11.29 0.36 1.84 2.20 (0.37) –
Year Ended 10/31/2023 11.27 0.32 0.01 0.33 (0.31) –
Year Ended 10/31/2022 13.97 0.22 (2.36) (2.14) (0.26) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Class A Shares
Year Ended 10/31/2025 13.07 0.34 1.06 1.40 (0.37) (0.04)
Year Ended 10/31/2024 11.25 0.33 1.83 2.16 (0.34) –
Year Ended 10/31/2023 11.23 0.29 0.01 0.30 (0.28) –
Year Ended 10/31/2022 13.92 0.19 (2.35) (2.16) (0.23) (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Money Market Fund
Class S Shares
Year Ended 10/31/2025 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2024 1.00 0.05 – 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Class A Shares
Year Ended 10/31/2025 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2024 1.00 0.05 – 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.22) $ 19.66 15.36% $ 2,610.4 0.56% 1.68% 0.79% 1.45% 49%
(0.60) 18.22 27.53% 2,172.6 0.58% 1.81% 0.81% 1.58% 38%
(0.46) 14.82 4.68% 1,448.5 0.60% 1.63% 0.83% 1.39% 34%
(1.27) 14.61 (17.47)% 1,296.1 0.60% 1.03% 0.83% 0.80% 62%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(1.18) 19.42 15.18% 2,747.2 0.79% 1.48% 1.01% 1.25% 49%
(0.57) 18.00 27.26% 2,564.2 0.79% 1.67% 1.02% 1.44% 38%
(0.43) 14.65 4.43% 2,150.4 0.80% 1.45% 1.03% 1.22% 34%
(1.23) 14.45 (17.66)% 2,168.1 0.80% 0.86% 1.03% 0.62% 62%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.44) 14.11 11.17% 580.8 0.57% 2.79% 0.72% 2.63% 57%
(0.37) 13.12 19.64% 518.6 0.57% 2.84% 0.73% 2.68% 54%
(0.31) 11.29 2.88% 459.6 0.58% 2.67% 0.73% 2.53% 49%
(0.56) 11.27 (15.80)% 471.9 0.58% 1.76% 0.72% 1.62% 140%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.41) 14.06 10.94% 608.2 0.81% 2.55% 0.97% 2.40% 57%
(0.34) 13.07 19.33% 598.8 0.81% 2.61% 0.97% 2.45% 54%
(0.28) 11.25 2.63% 572.4 0.82% 2.43% 0.97% 2.29% 49%
(0.53) 11.23 (16.00)% 621.1 0.82% 1.52% 0.96% 1.38% 140%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.04) 1.00 4.16% 2,498.3 0.32% 4.08% 0.32% 4.08% N/A
(0.05) 1.00 5.14% 2,102.7 0.33% 5.02% 0.33% 5.02% N/A
(0.04) 1.00 4.56% 1,405.1 0.37% 4.63% 0.37% 4.63% N/A
(0.01) 1.00 0.67% 536.4 0.40% 0.85% 0.41% 0.84% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.04) 1.00 4.18% 803.2 0.31% 4.10% 0.36% 4.05% N/A
(0.05) 1.00 5.15% 742.1 0.33% 5.03% 0.38% 4.98% N/A
(0.04) 1.00 4.55% 616.6 0.39% 4.52% 0.44% 4.47% N/A
(0.01) 1.00 0.61% 409.5 0.44% 0.65% 0.50% 0.58% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Multisector Bond Fund
(d)
Class S Shares
Year Ended 10/31/2025 $ 9.07 $ 0.45 $ 0.20 $ 0.65 $ (0.45) $ –
Year Ended 10/31/2024 8.46 0.45 0.61 1.06 (0.45) –
Year Ended 10/31/2023 8.57 0.43 (0.11) 0.32 (0.43) –
Year Ended 10/31/2022 10.13 0.34 (1.54) (1.20) (0.36) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Class A Shares
Year Ended 10/31/2025 9.07 0.43 0.20 0.63 (0.43) –
Year Ended 10/31/2024 8.46 0.42 0.61 1.03 (0.42) –
Year Ended 10/31/2023 8.57 0.40 (0.10) 0.30 (0.41) –
Year Ended 10/31/2022 10.13 0.32 (1.55) (1.23) (0.33) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Municipal Bond Fund
Class S Shares
Year Ended 10/31/2025 10.26 0.37 (0.11) 0.26 (0.38) –
Year Ended 10/31/2024 9.38 0.36 0.89 1.25 (0.37) –
Year Ended 10/31/2023 9.58 0.33 (0.19) 0.14 (0.34) –
Year Ended 10/31/2022 11.51 0.30 (1.91) (1.61) (0.32) –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Class A Shares
Year Ended 10/31/2025 10.26 0.34 (0.11) 0.23 (0.35) –
Year Ended 10/31/2024 9.38 0.33 0.89 1.22 (0.34) –
Year Ended 10/31/2023 9.58 0.30 (0.18) 0.12 (0.32) –
Year Ended 10/31/2022 11.51 0.27 (1.90) (1.63) (0.30) –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Effective February 28, 2025, Opportunity Income Plus Fund changed its name to Multisector Bond Fund.
* All per share amounts have been rounded to the nearest cent.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.45) $ 9.27 7.37% $ 761.8 0.63% 4.99% 0.63% 4.99% 95%
(0.45) 9.07 12.67% 681.9 0.63% 4.97% 0.63% 4.97% 107%
(0.43) 8.46 3.68% 481.4 0.64% 4.88% 0.64% 4.88% 81%
(0.36) 8.57 (12.07)% 450.7 0.62% 3.63% 0.62% 3.63% 175%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.43) 9.27 7.11% 151.5 0.88% 4.74% 0.88% 4.74% 95%
(0.42) 9.07 12.39% 159.1 0.89% 4.71% 0.89% 4.71% 107%
(0.41) 8.46 3.42% 165.3 0.90% 4.62% 0.90% 4.62% 81%
(0.33) 8.57 (12.29)% 182.5 0.88% 3.38% 0.88% 3.38% 175%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.38) 10.14 2.63% 449.6 0.51% 3.74% 0.59% 3.67% 25%
(0.37) 10.26 13.36% 397.4 0.51% 3.52% 0.57% 3.46% 28%
(0.34) 9.38 1.32% 341.8 0.52% 3.29% 0.56% 3.26% 37%
(0.32) 9.58 (14.22)% 357.1 0.54% 2.81% 0.54% 2.81% 42%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 10.14 2.36% 706.2 0.77% 3.48% 0.77% 3.48% 25%
(0.34) 10.26 13.07% 809.7 0.76% 3.27% 0.76% 3.27% 28%
(0.32) 9.38 1.08% 829.3 0.76% 3.06% 0.76% 3.06% 37%
(0.30) 9.58 (14.40)% 923.5 0.74% 2.61% 0.74% 2.61% 42%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Short-Term Bond Fund
(d)
Class S Shares
Year Ended 10/31/2025 $ 12.38 $ 0.52 $ 0.20 $ 0.72 $ (0.52) $ –
Year Ended 10/31/2024 11.87 0.46 0.51 0.97 (0.46) –
Year Ended 10/31/2023 11.65 0.35 0.23 0.58 (0.36) –
Year Ended 10/31/2022 12.65 0.21 (0.98) (0.77) (0.22) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Class A Shares
Year Ended 10/31/2025 12.38 0.50 0.20 0.70 (0.50) –
Year Ended 10/31/2024 11.87 0.44 0.51 0.95 (0.44) –
Year Ended 10/31/2023 11.66 0.34 0.21 0.55 (0.34) –
Year Ended 10/31/2022 12.65 0.19 (0.97) (0.78) (0.20) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Small Cap Growth Fund
Class S Shares
Year Ended 10/31/2025 17.78 (0.13) 0.98 0.85 – –
Year Ended 10/31/2024 13.66 (0.06) 4.18 4.12 – –
Year Ended 10/31/2023 15.36 – (1.70) (1.70) – –
Year Ended 10/31/2022 20.48 (0.09) (4.57) (4.66) – (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
Small Cap Stock Fund
Class S Shares
Year Ended 10/31/2025 32.54 0.17 (0.14) 0.03 (0.17) (0.43)
Year Ended 10/31/2024 24.70 0.15 7.83 7.98 (0.14) –
Year Ended 10/31/2023 29.22 0.15 (2.14) (1.99) (0.11) (2.42)
Year Ended 10/31/2022 35.75 0.09 (2.96) (2.87) (0.18) (3.48)
Year Ended 10/31/2021
(e)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Class A Shares
Year Ended 10/31/2025 23.72 0.02 (0.04) (0.02) (0.13) (0.43)
Year Ended 10/31/2024 18.04 0.03 5.74 5.77 (0.09) –
Year Ended 10/31/2023 22.04 0.11 (1.62) (1.51) (0.07) (2.42)
Year Ended 10/31/2022 27.87 0.08 (2.31) (2.23) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Effective February 28, 2025, Limited Maturity Bond Fund changed its name to Short-Term Bond Fund.
Per share amounts have been calculated using the average shares outstanding method.
* All per share amounts have been rounded to the nearest cent.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.52) $ 12.58 5.92% $ 1,002.4 0.44% 4.17% 0.44% 4.17% 81%
(0.46) 12.38 8.26% 1,118.6 0.43% 3.72% 0.43% 3.72% 64%
(0.36) 11.87 5.01% 1,052.2 0.43% 2.98% 0.43% 2.98% 53%
(0.23) 11.65 (6.16)% 1,113.7 0.42% 1.69% 0.42% 1.69% 50%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.50) 12.58 5.77% 236.7 0.58% 4.04% 0.58% 4.04% 81%
(0.44) 12.38 8.10% 228.2 0.59% 3.56% 0.59% 3.56% 64%
(0.34) 11.87 4.76% 240.9 0.58% 2.82% 0.58% 2.82% 53%
(0.21) 11.66 (6.22)% 285.3 0.57% 1.54% 0.57% 1.54% 50%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
– 18.63 4.78% 135.0 0.95% (0.31)% 1.11% (0.47)% 97%
– 17.78 30.16% 225.1 0.95% (0.32)% 1.09% (0.46)% 67%
– 13.66 (11.07)% 190.4 0.95% (0.19)% 1.14% (0.38)% 64%
(0.46) 15.36 (23.18)% 147.0 0.95% (0.57)% 1.16% (0.78)% 53%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.60) 31.97 0.00% 2,384.3 0.79% 0.52% 0.79% 0.52% 65%
(0.14) 32.54 32.34% 2,720.2 0.78% 0.51% 0.78% 0.51% 54%
(2.53) 24.70 (7.29)% 1,812.2 0.81% 0.60% 0.81% 0.60% 48%
(3.66) 29.22 (8.92)% 1,270.5 0.82% 0.45% 0.82% 0.45% 42%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(0.56) 23.14 (0.23)% 499.1 1.00% 0.31% 1.00% 0.31% 65%
(0.09) 23.72 32.04% 561.0 1.01% 0.30% 1.01% 0.30% 54%
(2.49) 18.04 (7.53)% 464.9 1.04% 0.39% 1.04% 0.39% 48%
(3.60) 22.04 (9.15)% 519.4 1.05% 0.20% 1.05% 0.20% 42%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%

Federal Tax Information
(unaudited)
Shareholder Notification of Federal Tax Information
The following information is provided solely to satisfy the requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distribution in February 2026.
The Funds designate the percentage of dividends declared from net investment income as (1) for corporations, dividends qualifying for the 70% dividends received, and (2) for individuals, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation
Act of 2003 as follows:
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, the Funds hereby designate the following amounts as long-term capital gains distributed during the year ended October 31, 2025, or if subsequently determined to be different, the net capital gain of such year:
These amounts may include earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.
The Municipal Bond Fund and High Income Municipal Bond Fund designate 99.94% and 99.35% of the dividends declared from net investment income, respectively, as exempt from federal income tax for the tax period ended October 31, 2025.
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Aggressive Allocation 28% 37%
Dynamic Allocation 13% 19%
Global Stock 18% 38%
Income 1% 0%
International Equity 0% 92%
Large Cap Growth 44% 46%
Large Cap Value 77% 84%
Mid Cap Stock 100% 100%
Mid Cap Value 78% 80%
Moderate Allocation 19% 22%
Moderately Aggressive Allocation 23% 31%
Moderately Conservative Allocation 12% 14%
Multisector Bond 3% 3%
Small Cap Stock 100% 100%
Fund
Distributions of Long-Term
Capital Gains
Aggressive Allocation $138,498,753
Dynamic Allocation 7,678,226
Global Stock 156,615,271
Large Cap Growth 158,533,891
Large Cap Value 158,055,012
Mid Cap Stock 211,522,932
Mid Cap Value 3,615,380
Moderate Allocation 142,894,922
Moderately Aggressive Allocation 178,615,414
Moderately Conservative Allocation 4,756,640
Money Market 16,513
Small Cap Stock 57,447,981

Change in and Disagreement with Accountants
None during the reporting period.

Proxy Disclosure
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
None during the registrant’s most recent fiscal half-year.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  December 29, 2025                                                            Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 29, 2025                                                            By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  December 29, 2025                                                            By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)